2022 QUARTERLY REPORT
Russell Investment Company
January 31, 2022
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 25 of
these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Strategic Equity Fund 13
U.S. Small Cap Equity Fund 18
International Developed Markets Fund 31
Global Equity Fund 41
Emerging Markets Fund 51
Tax-Managed U.S. Large Cap Fund 62
Tax-Managed U.S. Mid & Small Cap Fund 66
Tax-Managed International Equity Fund 76
Tax-Managed Real Assets Fund 91
Opportunistic Credit Fund 99
Unconstrained Total Return Fund 140
Strategic Bond Fund 154
Investment Grade Bond Fund 192
Short Duration Bond Fund 212
Tax-Exempt High Yield Bond Fund 233
Tax-Exempt Bond Fund 286
Global Infrastructure Fund 349
Global Real Estate Securities Fund 355
Multi-Strategy Income Fund 360
Multi-Asset Growth Strategy Fund 399
Multifactor U.S. Equity Fund 442
Multifactor International Equity Fund 449
Multifactor Bond Fund 460
Notes to Schedules of Investments 469
Notes to Quarterly Report 471
Russell Investment Company
Quarterly Report
January 31, 2022 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 93.6%
Consumer Discretionary - 8.9%
Advance Auto Parts, Inc. 3,134 726
Amazon.com, Inc.(Æ) 725 2,170
Carnival Corp.(Æ) 4,402 87
Comcast Corp. Class A 50,201 2,511
Costco Wholesale Corp. 1,570 793
Dollar Tree, Inc.(Æ) 2,633 346
DR Horton, Inc. 5,083 454
General Motors Co.(Æ) 25,440 1,341
Home Depot, Inc. (The) 4,151 1,523
Kohl's Corp. 4,295 256
Lennar Corp. Class A 8,772 843
Lowe's Cos., Inc. 7,429 1,763
Macy's, Inc. 5,520 141
Marriott International, Inc. Class A(Æ) 1,989 320
McDonald's Corp. 3,366 873
Nike, Inc. Class B 6,490 961
Nordstrom, Inc.(Æ) 3,698 83
Omnicom Group, Inc. 14,126 1,065
PulteGroup, Inc. 34,774 1,832
Starbucks Corp. 6,224 612
Target Corp. 4,828 1,064
Thor Industries, Inc. 9,419 891
TJX Cos., Inc. (The) 6,507 468
Toll Brothers, Inc. 4,396 259
ViacomCBS, Inc. Class B 1,911 64
Walmart, Inc. 5,322 744
Walt Disney Co. (The)(Æ) 5,941 849
Yum China Holdings, Inc. 2,007 97
Yum! Brands, Inc. 1,935 242
23,378
Consumer Staples - 8.2%
Altria Group, Inc. 23,146 1,178
Archer-Daniels-Midland Co. 3,987 299
Coca-Cola Co. (The) 10,901 665
Coca-Cola European Partners PLC 36,934 2,111
ConAgra Foods, Inc. 27,355 951
CVS Health Corp. 40,450 4,307
General Mills, Inc. 4,722 324
Ingredion, Inc. 13,412 1,270
Kellogg Co. 2,445 154
Kimberly-Clark Corp. 933 128
Kraft Heinz Co. (The) 3,187 114
Kroger Co. (The) 34,854 1,519
Molson Coors Beverage Co. Class B 19,379 924
Mondelez International, Inc. Class A 8,650 580
PepsiCo, Inc. 4,095 711
Philip Morris International, Inc. 19,754 2,032
Procter & Gamble Co. (The) 14,406 2,311
Sysco Corp. 3,388 265
Tyson Foods, Inc. Class A 18,392 1,672
Walgreens Boots Alliance, Inc. 4,153 207
21,722
Energy - 4.9%
BP PLC - ADR 42,488 1,314
Canadian Natural Resources, Ltd. 30,573 1,557
Chevron Corp. 13,213 1,735
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enbridge, Inc. 41,687 1,762
Exxon Mobil Corp. 14,406 1,094
Hess Corp. 15,868 1,464
Magna International, Inc. Class A 6,387 515
Occidental Petroleum Corp. 2,860 108
Phillips 66 23,625 2,003
Schlumberger, Ltd. 2,996 117
Valero Energy Corp. 14,111 1,171
12,840
Financial Services - 20.2%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 15,947 1,005
Aflac, Inc. 6,538 411
AGNC Investment Corp.(Æ) 20,382 303
Allstate Corp. (The) 17,301 2,088
American Express Co. 7,194 1,294
American Tower Corp.(ö) 1,839 463
Ameriprise Financial, Inc. 1,053 320
Banco Santander SA - ADR 255,673 900
Bank of America Corp. 41,381 1,909
Berkshire Hathaway, Inc. Class B(Æ) 12,764 3,995
Brighthouse Financial, Inc.(Æ) 323 18
Chubb, Ltd. 12,273 2,421
Citigroup, Inc. 55,273 3,599
Citizens Financial Group, Inc. 4,352 224
CME Group, Inc. Class A 1,597 367
Corporate Office Properties Trust(ö) 23,915 604
Crown Castle International Corp.(ö) 1,781 325
Cullen/Frost Bankers, Inc. 1,846 260
Equity Residential(ö) 3,818 339
Essent Group, Ltd. 10,783 492
Fifth Third Bancorp 7,402 330
Franklin Resources, Inc. 3,716 119
Global Payments, Inc. 6,848 1,026
Hartford Financial Services Group, Inc. 3,977 286
Huntington Bancshares, Inc. 11,572 174
Intercontinental Exchange, Inc. 3,226 409
JPMorgan Chase & Co. 27,657 4,110
KeyCorp 10,032 251
KKR & Co., Inc. Class A 11,031 785
M&T Bank Corp. 1,136 192
Marsh & McLennan Cos., Inc. 3,740 575
MasterCard, Inc. Class A 3,440 1,329
MetLife, Inc. 3,542 238
Morgan Stanley 6,426 659
Navient Corp. 9,813 171
New York Community Bancorp, Inc. 96,199 1,122
Northern Trust Corp. 14,484 1,689
PayPal Holdings, Inc.(Æ) 3,411 586
PNC Financial Services Group, Inc. (The) 2,642 544
Popular, Inc. 11,443 1,020
Prologis, Inc.(ö) 6,609 1,036
Prudential Financial, Inc. 593 66
Public Storage(ö) 1,308 469
Regions Financial Corp. 12,792 293
Ryman Hospitality Properties, Inc.(Æ)(ö) 8,969 793
Signature Bank 1,221 372
Simon Property Group, LP(ö) 2,468 363
SLM Corp. 45,696 838

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
State Street Corp. 1,303 123
TFS Financial Corp. 12,508 217
Travelers Cos., Inc. (The) 2,189 364
Truist Financial Corp. 9,310 585
Two Harbors Investment Corp.(ö) 140,011 805
US Bancorp 33,333 1,940
Visa, Inc. Class A 5,644 1,277
Voya Financial, Inc. 4,283 291
Wells Fargo & Co. 92,713 4,989
Willis Towers Watson PLC(Æ) 5,538 1,296
53,069
Health Care - 14.4%
Abbott Laboratories 7,059 900
AbbVie, Inc. 10,964 1,501
Acadia Pharmaceuticals, Inc.(Æ) 2,581 58
Amgen, Inc. 2,252 512
AstraZeneca PLC - ADR 14,527 846
Baxter International, Inc. 3,807 325
Becton Dickinson and Co. 6,502 1,652
Biogen, Inc.(Æ) 1,086 245
BioMarin Pharmaceutical, Inc.(Æ) 1,308 116
Bristol-Myers Squibb Co. 27,597 1,791
Cerner Corp. 3,302 301
Cigna Corp. 10,872 2,506
Eli Lilly & Co. 3,639 893
Envista Holdings Corp.(Æ) 16,392 709
Gilead Sciences, Inc. 4,145 285
GlaxoSmithKline PLC - ADR 28,238 1,266
Intra-Cellular Therapies, Inc. Class A(Æ) 14,620 694
IQVIA, Inc.(Æ) 1,988 487
Jazz Pharmaceuticals PLC(Æ) 6,859 953
Johnson & Johnson 27,936 4,813
Medtronic PLC 29,548 3,058
Merck & Co., Inc. 41,732 3,400
Organon & Co. 1,110 35
Perrigo Co. PLC 20,402 777
Pfizer, Inc. 37,809 1,992
Regeneron Pharmaceuticals, Inc.(Æ) 351 214
Seagen, Inc.(Æ) 2,031 273
Stryker Corp. 2,003 497
Thermo Fisher Scientific, Inc. 2,008 1,167
United Therapeutics Corp.(Æ) 1,056 213
UnitedHealth Group, Inc. 6,982 3,299
Vertex Pharmaceuticals, Inc.(Æ) 1,028 250
Viatris, Inc. 59,262 887
Zimmer Biomet Holdings, Inc. 7,815 961
37,876
Materials and Processing - 4.9%
Air Products & Chemicals, Inc. 7,647 2,157
Alcoa Corp. 18,828 1,068
Carrier Global Corp. 2,143 102
Crown Holdings, Inc. 6,877 787
Dow, Inc. 1,397 83
DuPont de Nemours, Inc. 33,124 2,538
Eastman Chemical Co. 5,700 678
Ecolab, Inc. 966 183
General Electric Co. 2,662 252
Huntsman Corp. 22,221 796
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Flavors & Fragrances, Inc. 12,352 1,629
Linde PLC(Æ) 1,023 326
LyondellBasell Industries NV Class A 2,618 253
Newmont Corp. 27,300 1,670
PPG Industries, Inc. 2,445 382
Westrock Co. 1,344 62
12,966
Producer Durables - 6.4%
3M Co. 2,481 412
Ametek, Inc. 1,426 195
Automatic Data Processing, Inc. 2,336 482
Boeing Co. (The)(Æ) 1,304 261
Carlisle Cos., Inc. 619 138
Cummins, Inc. 912 201
Danaher Corp. 2,938 840
Deere & Co. 5,960 2,244
Delta Air Lines, Inc.(Æ) 4,611 183
Emerson Electric Co. 3,916 360
FedEx Corp. 7,952 1,955
Fluor Corp.(Æ) 1,489 31
General Dynamics Corp. 7,581 1,608
Honeywell International, Inc. 3,051 624
Illinois Tool Works, Inc. 2,035 476
Johnson Controls International PLC(Æ) 2,024 147
Lockheed Martin Corp. 4,138 1,610
Northrop Grumman Corp. 926 343
Otis Worldwide Corp. 1,160 99
Paychex, Inc. 2,512 296
Stanley Black & Decker, Inc. 6,587 1,150
Union Pacific Corp. 3,187 779
United Airlines Holdings, Inc.(Æ) 2,255 97
United Parcel Service, Inc. Class B 2,993 605
Vontier Corp. 42,792 1,203
Waste Management, Inc. 2,938 442
Westinghouse Air Brake Technologies Corp. 113 10
16,791
Technology - 20.2%
Accenture PLC Class A 2,386 844
Activision Blizzard, Inc. 1,807 143
Adobe, Inc.(Æ) 1,755 938
Alphabet, Inc. Class A(Æ) 874 2,365
Alphabet, Inc. Class C(Æ) 858 2,329
Amdocs, Ltd. 2,307 175
Amphenol Corp. Class A 4,845 386
Apple, Inc. 72,892 12,739
Applied Materials, Inc. 3,213 444
Avnet, Inc. 2,521 102
Broadcom, Inc. 812 476
Cisco Systems, Inc. 17,537 976
Cognizant Technology Solutions Corp. Class
A 16,552 1,414
Corning, Inc. 4,242 178
Corteva, Inc. 44,453 2,137
Electronic Arts, Inc. 1,178 156
Fidelity National Information Services, Inc. 1,392 167
Fiserv, Inc.(Æ) 2,333 247
HP, Inc.(Æ) 7,909 290
Intel Corp. 22,679 1,107

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Business Machines Corp. 2,744 367
Intuit, Inc. 1,165 647
Jack Henry & Associates, Inc. 1,288 216
Juniper Networks, Inc. 48,024 1,672
Kyndryl Holdings, Inc.(Æ) 574 10
Lam Research Corp. 803 474
Meta Platforms, Inc. Class A(Æ) 11,214 3,512
Micron Technology, Inc. 8,774 722
Microsoft Corp. 25,936 8,065
Motorola Solutions, Inc. 1,377 319
NVIDIA Corp. 4,100 1,004
Oracle Corp. 25,909 2,103
QUALCOMM, Inc. 7,844 1,379
Raytheon Technologies Corp.(Æ) 25,941 2,340
Salesforce.com, Inc.(Æ) 1,142 266
Synopsys, Inc.(Æ) 1,518 471
Teradyne, Inc. 11,421 1,341
Texas Instruments, Inc. 3,787 680
53,201
Utilities - 5.5%
American Electric Power Co., Inc. 2,830 256
AT&T, Inc. 51,960 1,325
ConocoPhillips Co. 12,769 1,132
Dominion Energy, Inc. 4,849 391
Duke Energy Corp. 3,301 347
Edison International 19,006 1,193
Entergy Corp. 12,019 1,343
FirstEnergy Corp. 25,598 1,074
NextEra Energy, Inc. 6,124 478
NiSource, Inc. 39,488 1,152
PG&E Corp.(Æ) 3,334 43
Pinnacle West Capital Corp. 13,718 955
PPL Corp. 25,303 751
Southern Co. (The) 8,050 559
Thomson Reuters Corp. 2,988 321
T-Mobile USA, Inc.(Æ) 19,003 2,056
UGI Corp. 16,368 742
Verizon Communications, Inc. 8,689 463
14,581
Total Common Stocks
(cost $132,011) 246,424
Short-Term Investments - 5.9%
U.S. Cash Management Fund(@) 15,548,459
(∞)
15,544
Total Short-Term Investments
(cost $15,544) 15,544
Total Investments - 99.5%
(identified cost $147,555) 261,968
Other Assets and Liabilities, Net
- 0.5%
1,429
Net Assets - 100.0%
263,397

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 48 USD 10,810 03/22 (161)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (161)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 23,378 $ — $ —
$ —
$ 23,378
Consumer Staples 21,722 — —
—
21,722
Energy 12,840 — —
—
12,840
Financial Services 53,069 — —
—
53,069
Health Care 37,876 — —
—
37,876
Materials and Processing 12,966 — —
—
12,966
Producer Durables 16,791 — —
—
16,791
Technology 53,201 — —
—
53,201
Utilities 14,581 — —
—
14,581
Short-Term Investments — — — 15,544 15,544
Total Investments
246,424 — — 15,544 261,968
Other Financial Instruments
Liabilities
Futures Contracts (161) — — — (161)
Total Other Financial Instruments
*
$ (161) $ — $ — $ — $ (161)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 104.3%
Consumer Discretionary - 13.0%
Academy Sports and Outdoors, Inc.(Æ) 5,231 203
Amazon.com, Inc.(Æ)(Û) 2,909 8,704
Amerco, Inc. 444 270
AutoNation, Inc.(Æ) 1,292 141
AutoZone, Inc.(Æ)(Û) 624 1,239
Comcast Corp. Class A 10,175 509
Costco Wholesale Corp.(Û) 546 276
Dollar General Corp. 14,125 2,945
Domino's Pizza, Inc.(Û) 1,419 645
DR Horton, Inc. 1,451 129
eBay, Inc. 900 54
FactSet Research Systems, Inc.(Û) 347 146
Ford Motor Credit Co. LLC(Û) 57,440 1,166
General Motors Co.(Æ)(Û) 13,168 694
Grand Canyon Education, Inc.(Æ)(Ð) 2,518 211
Hilton Worldwide Holdings, Inc.(Æ)(Û) 5,420 786
Home Depot, Inc. (The) 171 63
Lear Corp. 1,598 267
Lowe's Cos., Inc. 14,169 3,363
Lululemon Athletica, Inc.(Æ) 184 61
McDonald's Corp. 246 64
Netflix, Inc.(Æ) 4,620 1,973
Newell Rubbermaid, Inc.(Û) 6,725 156
Nike, Inc. Class B 12,157 1,800
Ross Stores, Inc. 25,992 2,541
Service Corp. International 10,300 636
Starbucks Corp. 5,768 567
Target Corp. 1,432 316
Tesla, Inc.(Æ) 1,108 1,038
Texas Roadhouse, Inc. Class A 737 63
TJX Cos., Inc. (The) 3,438 247
Ulta Beauty, Inc.(Æ) 39 14
Vista Outdoor, Inc.(Æ)(Û) 1,435 55
Walmart, Inc. 9,236 1,291
Walt Disney Co. (The)(Æ) 6,320 904
Yum China Holdings, Inc. 405 20
Yum! Brands, Inc. 8,251 1,033
Zillow Group, Inc.(Æ) 4,099 207
Zillow Group, Inc. Class A(Æ) 1,964 98
34,895
Consumer Staples - 9.6%
Archer-Daniels-Midland Co. 17,757 1,332
Bunge, Ltd. 7,180 710
Clorox Co. (The) 2,656 446
Coca-Cola Co. (The) 41,628 2,540
Colgate-Palmolive Co. 28,637 2,361
ConAgra Foods, Inc. 27,755 965
CVS Health Corp. 32,292 3,438
Herbalife Nutrition, Ltd.(Æ) 4,948 210
Hershey Co. (The)(Û) 3,843 757
JM Smucker Co. (The) 8,004 1,125
Kroger Co. (The) 50,575 2,205
Molson Coors Beverage Co. Class B(Ð) 5,145 245
Mondelez International, Inc. Class A 27,224 1,825
PepsiCo, Inc. 5,945 1,032
Post Holdings, Inc.(Æ) 5,367 568
Procter & Gamble Co. (The) 7,447 1,195
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sprouts Farmers Market, Inc.(Æ) 4,016 109
Sysco Corp. 39,984 3,124
Tyson Foods, Inc. Class A(Û) 10,539 958
Walgreens Boots Alliance, Inc. 14,086 701
25,846
Energy - 0.7%
Chevron Corp. 2,928 385
EOG Resources, Inc. 2,087 233
Exxon Mobil Corp. 2,560 194
Kinder Morgan, Inc.(Û) 36,273 630
Phillips 66(Û) 4,345 368
Pioneer Natural Resources Co. 649 142
1,952
Financial Services - 21.6%
Alleghany Corp.(Æ) 890 591
Allstate Corp. (The) 6,314 762
American Express Co. 6,188 1,113
American Tower Corp.(ö) 13,258 3,335
Arch Capital Group, Ltd.(Æ) 9,331 432
Assurant, Inc. 3,080 470
AvalonBay Communities, Inc.(ö) 249 61
Axis Capital Holdings, Ltd. 4,682 267
Bank of America Corp. 9,819 453
Bank of New York Mellon Corp. (The) 1,880 111
Berkshire Hathaway, Inc. Class B(Æ) 10,220 3,198
Blackstone Group, Inc. (The) Class A 440 58
Camden Property Trust(ö) 3,765 603
Capital One Financial Corp. 372 55
CBRE Group, Inc. Class A 3,634 368
Charles Schwab Corp. (The) 29,007 2,543
Citigroup, Inc. 2,172 141
Citizens Financial Group, Inc. 1,671 86
Crown Castle International Corp.(ö) 1,488 272
Equifax, Inc. 220 53
Equinix, Inc.(Æ)(Ð)(ö) 3,253 2,359
Equity Commonwealth(Æ)(Ð)(ö) 22,094 575
Equity Residential(ö) 743 66
Essex Property Trust, Inc.(ö) 1,887 627
Everest Re Group, Ltd. 2,426 688
Extra Space Storage, Inc.(Ð)(ö) 4,661 924
Fifth Third Bancorp 1,424 64
First Republic Bank 11,908 2,067
FleetCor Technologies, Inc.(Æ) 3,685 878
Global Payments, Inc. 15,451 2,316
Goldman Sachs Group, Inc. (The) 67 24
Healthcare Realty Trust, Inc.(ö) 7,096 220
Howard Hughes Corp. (The)(Æ) 1,327 128
Huntington Bancshares, Inc. 12,199 184
Invitation Homes, Inc.(ö) 4,071 171
Jones Lang LaSalle, Inc.(Æ) 1,286 323
JPMorgan Chase & Co. 4,707 699
Kemper Corp.(Ð) 3,010 181
Lamar Advertising Co. Class A(ö) 1,449 160
Life Storage, Inc.(Æ)(ö) 2,483 335
Markel Corp.(Æ) 1,520 1,874
MarketAxess Holdings, Inc.(Û) 465 160
Marsh & McLennan Cos., Inc. 15,041 2,311
MasterCard, Inc. Class A 1,717 663

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mercury General Corp. 6,463 353
MetLife, Inc.(Û) 8,699 583
Moody's Corp. 4,809 1,649
PayPal Holdings, Inc.(Æ) 11,610 1,996
Piedmont Office Realty Trust, Inc. Class A(ö) 10,634 189
PNC Financial Services Group, Inc. (The) 521 107
Popular, Inc. 1,827 163
Progressive Corp. (The) 9,766 1,061
Prologis, Inc.(ö) 2,212 347
Prudential Financial, Inc. 7,122 795
PS Business Parks, Inc.(ö) 1,514 253
Public Storage(ö) 4,194 1,504
Raymond James Financial, Inc.(Ð)(Û) 5,281 559
Regency Centers Corp.(ö) 2,733 196
Regions Financial Corp. 11,675 268
Reinsurance Group of America, Inc. Class A 2,441 280
RenaissanceRe Holdings, Ltd. 2,407 378
Rexford Industrial Realty, Inc.(ö) 3,508 257
RLI Corp. 1,891 198
SBA Communications Corp.(ö) 3,161 1,029
Signature Bank 513 156
State Street Corp. 29,340 2,772
Sun Communities, Inc.(ö) 671 127
SVB Financial Group(Æ) 520 304
Synchrony Financial 202 9
T. Rowe Price Group, Inc. 408 63
Travelers Cos., Inc. (The)(Û) 4,534 753
Truist Financial Corp. 1,373 86
UDR, Inc.(ö) 1,145 65
Unum Group 4,373 111
US Bancorp 67,467 3,925
Virtu Financial, Inc. Class A(Ð) 6,168 191
Visa, Inc. Class A 16,734 3,784
Washington Federal, Inc.(Û) 4,090 143
Wells Fargo & Co. 9,372 504
Western Alliance Bancorp 1,176 117
58,244
Health Care - 14.5%
Abbott Laboratories 10,307 1,314
Align Technology, Inc.(Æ) 452 224
AmerisourceBergen Corp. Class A 5,010 682
Amgen, Inc. 9,468 2,151
AMN Healthcare Services, Inc.(Æ) 995 101
AstraZeneca PLC - ADR 4,976 290
Boston Scientific Corp.(Æ) 3,590 154
Bristol-Myers Squibb Co.(Û) 23,287 1,511
Cardinal Health, Inc. 9,619 496
Centene Corp.(Æ) 11,346 882
Cigna Corp.(Û) 5,315 1,225
DexCom, Inc.(Æ)(Ð) 938 404
Edwards Lifesciences Corp.(Æ) 2,225 243
Eli Lilly & Co. 591 145
Exelixis, Inc.(Æ) 10,759 195
Gilead Sciences, Inc.(Û) 17,647 1,212
Humana, Inc.(Û) 2,670 1,048
IDEXX Laboratories, Inc.(Æ) 361 183
Illumina, Inc.(Æ) 1,778 620
Incyte Corp.(Æ) 7,301 543
Intuitive Surgical, Inc.(Æ) 3,212 913
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 4,732 150
Jazz Pharmaceuticals PLC(Æ)(Ð) 1,998 278
Johnson & Johnson 29,246 5,039
McKesson Corp. 3,631 932
Medtronic PLC 18,644 1,929
Merck & Co., Inc.(Û) 5,913 482
Moderna, Inc.(Æ) 676 114
Molina Healthcare, Inc.(Æ) 2,560 744
Penumbra, Inc.(Æ) 749 169
Perrigo Co. PLC 17,897 681
Pfizer, Inc. 4,852 256
PTC Therapeutics, Inc.(Æ) 3,972 160
Quest Diagnostics, Inc. 5,065 684
Regeneron Pharmaceuticals, Inc.(Æ)(Ð) 2,162 1,316
Sarepta Therapeutics, Inc.(Æ) 2,486 178
Stryker Corp. 1,013 251
Tandem Diabetes Care, Inc.(Æ) 393 46
Thermo Fisher Scientific, Inc. 5,693 3,309
United Therapeutics Corp.(Æ) 3,769 761
UnitedHealth Group, Inc. 10,752 5,082
Veeva Systems, Inc. Class A(Æ) 196 46
Vertex Pharmaceuticals, Inc.(Æ)(Û) 4,499 1,093
Viatris, Inc.(Û) 48,235 722
Zoetis, Inc. Class A 951 190
39,148
Materials and Processing - 2.8%
Air Products & Chemicals, Inc. 2,339 660
Albemarle Corp. 222 49
Ball Corp.(Ð) 20,949 2,034
Copart, Inc.(Æ) 1,089 141
Ecolab, Inc. 5,584 1,058
FMC Corp. 2,857 315
Freeport-McMoRan, Inc. 1,326 49
Huntsman Corp. 7,683 275
International Paper Co. 1,966 95
Linde PLC(Æ) 4,825 1,538
Newmont Corp.(Ð) 10,902 667
Nucor Corp. 538 55
Olin Corp. 2,928 148
PPG Industries, Inc. 345 54
Sonoco Products Co. 6,919 392
Southern Copper Corp. 1,056 67
7,597
Producer Durables - 10.9%
AGCO Corp.(Û) 1,127 132
Allison Transmission Holdings, Inc. Class
A(Û) 3,085 117
Aptiv PLC(Æ) 358 49
Arcosa, Inc.(Û) 1,297 61
Automatic Data Processing, Inc. 8,720 1,798
Booz Allen Hamilton Holding Corp. Class A 5,016 385
Caterpillar, Inc. 360 73
CH Robinson Worldwide, Inc.(Ð) 6,795 711
Danaher Corp. 3,830 1,095
Deere & Co. 495 186
Fortive Corp. 14,957 1,055
frontdoor, Inc.(Æ) 6,054 220
Generac Holdings, Inc.(Æ) 208 59

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GXO Logistics, Inc.(Æ) 15,516 1,260
Honeywell International, Inc. 13,102 2,678
Huntington Ingalls Industries, Inc.(Û) 1,607 301
IHS Markit, Ltd.(Æ) 7,472 873
Jacobs Engineering Group, Inc. 3,896 507
Johnson Controls International PLC(Æ) 1,200 87
Keysight Technologies, Inc.(Æ) 475 80
L3Harris Technologies, Inc. 409 86
Lockheed Martin Corp.(Û) 3,374 1,313
ManpowerGroup, Inc. 2,616 274
Mettler-Toledo International, Inc.(Æ) 932 1,373
Murphy USA, Inc. 1,358 267
National Instruments Corp. 5,966 246
Northrop Grumman Corp.(Ð)(Û) 2,949 1,091
Old Dominion Freight Line, Inc. 673 203
Republic Services, Inc. Class A(Û) 6,310 806
Roper Technologies, Inc. 2,230 975
Schneider National, Inc. Class B(Ð) 20,577 527
Southwest Gas Holdings, Inc. 2,467 168
Stanley Black & Decker, Inc. 9,641 1,684
TransDigm Group, Inc.(Æ) 3,057 1,884
Trinity Industries, Inc.(Û) 3,175 91
United Parcel Service, Inc. Class B 12,727 2,573
United Rentals, Inc.(Æ) 320 102
Vontier Corp. 50,994 1,433
WW Grainger, Inc. 4,573 2,264
Xerox Holdings Corp. 10,691 226
Zebra Technologies Corp. Class A(Æ) 296 151
29,464
Technology - 28.2%
Accenture PLC Class A 1,192 421
Adobe, Inc.(Æ) 4,514 2,412
Alphabet, Inc. Class A(Æ) 425 1,150
Alphabet, Inc. Class C(Æ)(Û) 2,921 7,928
Amdocs, Ltd. 8,803 668
Amphenol Corp. Class A 13,717 1,092
Apple, Inc.(Û) 55,148 9,639
Applied Materials, Inc. 3,100 428
Arrow Electronics, Inc.(Æ) 3,275 406
Atlassian Corp. PLC Class A(Æ)(Û) 1,949 632
Autodesk, Inc.(Æ) 3,953 987
Broadcom, Inc. 974 571
Cadence Design Systems, Inc.(Æ) 978 149
Ciena Corp.(Æ) 10,885 722
Cirrus Logic, Inc.(Æ) 8,107 725
Cisco Systems, Inc. 4,872 271
Citrix Systems, Inc.(Ð) 4,132 421
CommScope Holding Co., Inc.(Æ) 11,570 109
CommVault Systems, Inc.(Æ) 1,819 123
Corteva, Inc. 1,434 69
Dell Technologies, Inc. Class C(Û) 9,003 511
Dropbox, Inc. Class A(Æ) 23,295 577
Duck Creek Technologies, Inc.(Æ) 3,411 87
Electronic Arts, Inc.(Û) 7,554 1,002
EPAM Systems, Inc.(Æ) 118 56
F5 Networks, Inc.(Æ) 487 101
Fidelity National Information Services, Inc. 1,878 225
Fiserv, Inc.(Æ) 1,718 182
Fortinet, Inc.(Æ)(Û) 3,127 929
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Frontier Communications Corp.(Æ) 4,930 131
Globant SA(Æ) 384 98
GoDaddy, Inc. Class A(Æ)(Ð) 6,953 526
Hewlett Packard Enterprise Co. Class H 37,852 618
HP, Inc.(Æ)(Û) 23,840 876
Intel Corp.(Û) 34,377 1,678
InterDigital, Inc. 2,299 159
Intuit, Inc. 6,689 3,714
Jabil Circuit, Inc.(Ð) 5,544 341
Jamf Holding Corp.(Æ) 2,380 79
Juniper Networks, Inc. 24,593 856
KLA Corp. 751 292
Lam Research Corp. 392 231
Leidos Holdings, Inc. 4,840 433
Match Group, Inc.(Æ) 6,244 704
Meta Platforms, Inc. Class A(Æ) 11,170 3,499
Microchip Technology, Inc. 54,633 4,234
Micron Technology, Inc. 19,619 1,614
Microsoft Corp.(Û) 34,603 10,763
Monolithic Power Systems, Inc. 281 113
MSCI, Inc. Class A 1,705 914
NetApp, Inc. 5,690 492
Nutanix, Inc. Class A(Æ) 6,264 171
NVIDIA Corp. 3,755 919
Oracle Corp. 661 54
Parsons Corp.(Æ)(Û) 5,146 157
Paycom Software, Inc.(Æ) 283 95
Pure Storage, Inc. Class A(Æ) 1,249 33
Qorvo, Inc.(Æ) 322 44
QUALCOMM, Inc. 3,107 546
Rambus, Inc.(Æ) 6,721 170
Salesforce.com, Inc.(Æ) 9,964 2,318
Sanmina Corp.(Æ) 3,556 134
SAP SE - ADR 7,842 982
Science Applications International Corp. 2,941 241
Skyworks Solutions, Inc. 406 59
SolarWinds Corp. 2,996 41
Synopsys, Inc.(Æ) 781 243
Take-Two Interactive Software, Inc.(Æ) 3,764 615
TE Connectivity, Ltd. 1,036 148
Texas Instruments, Inc. 1,646 295
Trade Desk, Inc. (The) Class A(Æ) 915 64
Twitter, Inc.(Æ)(Ð) 9,962 374
Tyler Technologies, Inc.(Æ) 112 53
Unity Software, Inc.(Æ) 413 43
VeriSign, Inc.(Æ) 3,939 855
Viavi Solutions, Inc.(Æ) 15,456 254
Western Digital Corp.(Æ) 6,911 358
Workday, Inc. Class A(Æ) 5,427 1,373
Xilinx, Inc. 964 187
Zoom Video Communications, Inc. Class
A(Æ) 664 102
75,886
Utilities - 3.0%
American Water Works Co., Inc. 370 59
AT&T, Inc. 57,122 1,457
Atmos Energy Corp.(Ð) 4,697 504
Avangrid, Inc. 13,820 646
Brookfield Renewable Corp. Class A 19,133 655

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consolidated Edison Co., Inc. 172 15
DT Midstream, Inc. 4,903 253
Edison International(Ð) 10,834 680
Eversource Energy(Æ) 589 53
Exelon Corp. 6,720 389
National Fuel Gas Co. 908 55
NextEra Energy, Inc. 826 65
Portland General Electric Co. 4,897 257
RingCentral, Inc. Class A(Æ) 3,514 620
Sempra Energy 1,254 173
T-Mobile USA, Inc.(Æ) 3,137 339
Verizon Communications, Inc.(Û) 32,745 1,744
7,964
Total Common Stocks
(cost $207,520) 280,996
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 10,332,118 (∞) 10,329
Total Short-Term Investments
(cost $10,329) 10,329
Total Investments - 108.1%
(identified cost $217,849) 291,325
Securities Sold Short - (8.3)%
Consumer Discretionary - (1.4)%
AMC Entertainment Holdings, Inc. Class
A(Æ) (12,182) (196)
APi Group Corp.(Æ) (6,815) (152)
Caesars Entertainment, Inc.(Æ) (5,001) (381)
Cardlytics, Inc.(Æ) (1,177) (79)
Carvana Co.(Æ) (1,150) (186)
DISH Network Corp. Class A(Æ) (8,168) (256)
Fox Factory Holding Corp.(Æ) (2,042) (272)
fuboTV, Inc.(Æ) (3,489) (37)
Hilton Grand Vacations, Inc.(Æ) (2,998) (146)
Las Vegas Sands Corp.(Æ) (4,625) (203)
Leggett & Platt, Inc. (6,742) (269)
Liberty Broadband Corp. Class A(Æ) (2,407) (352)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (3,784) (181)
Overstock.com, Inc.(Æ) (871) (42)
Penn National Gaming, Inc.(Æ) (4,983) (227)
Restoration Hardware(Æ) (551) (222)
Vroom, Inc.(Æ) (2,254) (18)
Warner Music Group Corp. Class A (2,107) (90)
Wayfair, Inc. Class A(Æ) (1,156) (180)
Wynn Resorts, Ltd.(Æ) (1,844) (158)
YETI Holdings, Inc.(Æ) (2,655) (174)
(3,821)
Consumer Staples - (0.1)%
Celsius Holdings, Inc.(Æ) (2,119) (101)
Freshpet, Inc.(Æ) (2,228) (207)
National Beverage Corp. (2,270) (101)
(409)
Energy - (0.1)%
Ameresco, Inc. Class A(Æ) (457) (23)
ChampionX Corp. (2,784) (62)
Southwestern Energy Co.(Æ) (19,929) (88)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sunrun, Inc.(Æ) (6,481) (168)
(341)
Financial Services - (1.2)%
Apollo Global Management, Inc. (5,739) (402)
Arbor Realty Trust, Inc.(ö) (20,724) (363)
Berkshire Hathaway, Inc. Class B(Æ) (712) (223)
Coinbase Global, Inc. Class A(Æ) (390) (74)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (6,790) (282)
Kite Realty Group Trust(ö) (7,612) (159)
Lemonade, Inc.(Æ) (1,074) (34)
Newmark Group, Inc. Class A (10,249) (157)
Rayonier, Inc.(ö) (5,976) (218)
Rocket Cos., Inc. Class A (6,315) (80)
Shift4 Payments, Inc. Class A(Æ) (2,300) (121)
Simon Property Group, LP(ö) (2,385) (351)
SoFi Technologies, Inc.(Æ) (2,630) (33)
Trupanion, Inc.(Æ) (1,852) (176)
VICI Properties, Inc.(ö) (3,882) (111)
Weyerhaeuser Co.(ö) (9,149) (370)
(3,154)
Health Care - (1.9)%
10x Genomics, Inc. Class A(Æ) (661) (64)
1Life Healthcare, Inc.(Æ) (12,707) (142)
AbbVie, Inc. (3,108) (425)
Agilent Technologies, Inc. (2,448) (341)
Apollo Medical Holdings, Inc.(Æ) (426) (22)
Arcus Biosciences, Inc.(Æ) (1,112) (34)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,039) (55)
Beam Therapeutics, Inc.(Æ) (558) (39)
BioCryst Pharmaceuticals, Inc.(Æ) (3,844) (59)
Bruker Corp. (3,181) (212)
CareDx, Inc.(Æ) (501) (21)
Cytokinetics, Inc.(Æ) (1,172) (39)
Exact Sciences Corp.(Æ) (3,332) (254)
Fate Therapeutics, Inc.(Æ) (3,205) (133)
Fulgent Genetics, Inc.(Æ) (502) (32)
HCA Healthcare, Inc. (1,428) (343)
Illumina, Inc.(Æ) (957) (334)
Insmed, Inc.(Æ) (1,345) (31)
Intellia Therapeutics, Inc.(Æ) (611) (58)
Intra-Cellular Therapies, Inc. Class A(Æ) (2,047) (97)
Invitae Corp.(Æ) (9,127) (103)
Kodiak Sciences, Inc.(Æ) (588) (35)
Kymera Therapeutics, Inc.(Æ) (420) (18)
LifeStance Health Group, Inc.(Æ) (3,287) (25)
Maravai LifeSciences Holdings, Inc. Class
A(Æ) (4,332) (125)
Option Care Health, Inc.(Æ) (3,411) (80)
Pacific Biosciences of California, Inc.(Æ) (5,392) (60)
PerkinElmer, Inc. (1,489) (256)
R1 RCM, Inc.(Æ) (12,675) (301)
Relay Therapeutics, Inc.(Æ) (1,696) (38)
Surgery Partners, Inc.(Æ) (3,235) (138)
Teladoc Health, Inc.(Æ) (3,806) (292)
TG Therapeutics, Inc.(Æ) (1,252) (14)
Thermo Fisher Scientific, Inc. (588) (342)
Veracyte, Inc.(Æ) (8,785) (267)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
West Pharmaceutical Services, Inc. (932) (366)
(5,195)
Materials and Processing - (0.8)%
Advanced Drainage Systems, Inc. (1,815) (205)
Builders FirstSource, Inc.(Æ) (6,293) (428)
Cleveland-Cliffs, Inc.(Æ) (11,657) (200)
Fastenal Co. (6,251) (354)
Installed Building Products, Inc. (720) (80)
International Flavors & Fragrances, Inc. (2,599) (343)
Livent Corp.(Æ) (2,996) (69)
Quaker Chemical Corp. (1,401) (293)
RBC Bearings, Inc.(Æ) (313) (56)
(2,028)
Producer Durables - (0.9)%
Altra Industrial Motion Corp. (2,291) (111)
Beyond Meat, Inc.(Æ) (472) (31)
Bloom Energy Corp. Class A(Æ) (2,286) (34)
Cintas Corp. (451) (177)
Cryoport, Inc.(Æ) (3,667) (153)
Danaher Corp. (1,330) (380)
Latham Group, Inc.(Æ) (1,381) (23)
LCI Industries (806) (99)
Luminar Technologies, Inc.(Æ) (4,784) (70)
Magnite, Inc.(Æ) (2,586) (35)
Middleby Corp.(Æ) (1,426) (264)
Parker-Hannifin Corp. (1,180) (366)
Plug Power, Inc.(Æ) (1,049) (23)
QuantumScape Corp.(Æ) (1,335) (22)
Square, Inc. Class A(Æ) (2,999) (367)
Westinghouse Air Brake Technologies Corp. (2,818) (251)
(2,406)
Technology - (1.8)%
3D Systems Corp.(Æ) (5,519) (99)
Advanced Micro Devices, Inc.(Æ) (2,868) (328)
Amphenol Corp. Class A (4,791) (381)
Appian Corp.(Æ) (701) (40)
Bill.com Holdings, Inc.(Æ) (2,037) (383)
Bio Techne Corp.(Æ) (927) (349)
Broadridge Financial Solutions, Inc. (1,723) (274)
Brooks Automation, Inc. (3,025) (255)
CDK Global, Inc. (4,229) (182)
Digital Turbine, Inc.(Æ) (1,500) (66)
E2open Parent Holdings, Inc.(Æ) (8,576) (80)
Fastly, Inc. Class A(Æ) (924) (26)
Flying Eagle Acquisition Corp.(Æ) (14,026) (67)
Intuit, Inc. (127) (71)
Marvell Technology, Inc. (5,264) (376)
Opendoor Technologies, Inc.(Æ) (1,399) (14)
Outset Medical, Inc.(Æ) (3,426) (127)
Palantir Technologies, Inc. Class A(Æ) (10,584) (145)
Perficient, Inc.(Æ) (1,232) (129)
Raytheon Technologies Corp.(Æ) (2,933) (265)
Roku, Inc.(Æ) (721) (118)
Sabre Corp.(Æ) (13,610) (125)
Snowflake, Inc. Class A(Æ) (1,438) (397)
SYNNEX Corp. (1,795) (188)
Wolfspeed, Inc.(Æ) (3,253) (307)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(4,792)
Utilities - (0.1)%
Antero Midstream Corp. (17,454) (174)
Civitas Resources, Inc. (2,092) (114)
New Fortress Energy LLC (3,153) (69)
(357)
Total Securities Sold Short
(proceeds $25,378) (22,503)
Other Assets and Liabilities, Net
- 0.2%
704
Net Assets - 100.0%
269,526

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 47 USD 10,585 03/22 (345)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (345)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 34,895 $ — $ —
$ —
$ 34,895
Consumer Staples 25,846 — —
—
25,846
Energy 1,952 — —
—
1,952
Financial Services 58,244 — —
—
58,244
Health Care 39,148 — —
—
39,148
Materials and Processing 7,597 — —
—
7,597
Producer Durables 29,464 — —
—
29,464
Technology 75,886 — —
—
75,886
Utilities 7,964 — —
—
7,964
Short-Term Investments — — — 10,329 10,329
Total Investments
280,996 — — 10,329 291,325
Securities Sold Short
**
(22,503) — — — (22,503)
Other Financial Instruments
Liabilities
Futures Contracts (345) — — — (345)
Total Other Financial Instruments
*
$ (345) $ — $ — $ — $ (345)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.6%
Consumer Discretionary - 13.3%
Advance Auto Parts, Inc. 12,306 2,849
Amazon.com, Inc.(Æ) 46,457 138,975
Amerco, Inc. 3,771 2,296
AutoNation, Inc.(Æ) 12,587 1,372
AutoZone, Inc.(Æ) 539 1,071
Best Buy Co., Inc. 36,313 3,605
BorgWarner, Inc. 8,100 355
Brunswick Corp. 13,600 1,235
CarMax, Inc.(Æ) 9,625 1,070
Charter Communications, Inc. Class A(Æ) 77,339 45,888
Comcast Corp. Class A 235,581 11,777
Costco Wholesale Corp. 22,475 11,353
Dick's Sporting Goods, Inc.(Ñ) 9,012 1,040
Dollar General Corp. 19,832 4,135
Dollar Tree, Inc.(Æ) 8,469 1,111
DR Horton, Inc. 153,469 13,693
eBay, Inc. 55,696 3,346
Floor & Decor Holdings, Inc. Class A(Æ) 14,387 1,564
Foot Locker, Inc. 16,833 752
Ford Motor Credit Co. LLC 350,593 7,117
Gap, Inc. (The) 64,539 1,166
Garmin, Ltd. 18,659 2,322
General Motors Co.(Æ) 513,061 27,054
Genuine Parts Co. 20,723 2,761
Graham Holdings Co. Class B 2,302 1,370
Grand Canyon Education, Inc.(Æ) 10,350 866
Home Depot, Inc. (The) 36,666 13,456
Kohl's Corp. 28,762 1,717
Lear Corp. 2,224 372
Lennar Corp. Class A 35,808 3,442
Liberty SiriusXM Group Class C(Æ) 38,198 1,777
LKQ Corp. 86,551 4,751
Lowe's Cos., Inc. 20,419 4,846
Lululemon Athletica, Inc.(Æ) 4,758 1,588
McDonald's Corp. 3,642 945
Mohawk Industries, Inc.(Æ) 6,615 1,044
Netflix, Inc.(Æ) 61,730 26,367
Nike, Inc. Class B 317,467 47,007
NVR, Inc.(Æ) 470 2,504
Ollie's Bargain Outlet Holdings, Inc.(Æ) 15,638 750
Omnicom Group, Inc. 255,375 19,245
O'Reilly Automotive, Inc.(Æ) 3,399 2,215
Penske Automotive Group, Inc. 19,669 1,999
Polaris, Inc. 18,875 2,125
Pool Corp. 2,445 1,164
PulteGroup, Inc. 485,628 25,588
Ross Stores, Inc. 24,861 2,430
Starbucks Corp. 36,986 3,636
Target Corp. 32,527 7,170
Tesla, Inc.(Æ) 21,449 20,092
Thor Industries, Inc. 157,127 14,863
TJX Cos., Inc. (The) 34,560 2,487
Tractor Supply Co. 13,674 2,985
Ulta Beauty, Inc.(Æ) 6,842 2,489
ViacomCBS, Inc. Class B 31,554 1,055
Walmart, Inc. 68,811 9,620
Walt Disney Co. (The)(Æ) 58,813 8,409
Whirlpool Corp. 5,819 1,223
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Williams-Sonoma, Inc. 17,408 2,795
Yum China Holdings, Inc. 20,498 987
533,286
Consumer Staples - 5.6%
Altria Group, Inc. 74,891 3,810
Archer-Daniels-Midland Co. 56,550 4,241
Casey's General Stores, Inc. 3,765 707
Church & Dwight Co., Inc. 31,611 3,245
Clorox Co. (The) 19,058 3,199
Coca-Cola Co. (The) 123,450 7,532
Colgate-Palmolive Co. 73,351 6,048
ConAgra Foods, Inc. 463,662 16,117
CVS Health Corp. 328,622 35,001
Estee Lauder Cos., Inc. (The) Class A 8,580 2,675
General Mills, Inc. 43,678 3,000
Hormel Foods Corp. 11,157 530
Ingredion, Inc. 227,374 21,532
JM Smucker Co. (The) 19,214 2,701
Kimberly-Clark Corp. 35,734 4,919
Kraft Heinz Foods Co. 60,137 2,153
Kroger Co. (The) 633,753 27,625
Mondelez International, Inc. Class A 51,175 3,430
Monster Beverage Corp.(Æ) 16,800 1,457
PepsiCo, Inc. 47,054 8,165
Philip Morris International, Inc. 102,518 10,544
Procter & Gamble Co. (The) 126,786 20,343
Tyson Foods, Inc. Class A 318,613 28,959
US Foods Holding Corp.(Æ) 35,810 1,263
Walgreens Boots Alliance, Inc. 94,252 4,690
223,886
Energy - 2.1%
BP PLC - ADR 700,254 21,652
Canadian Natural Resources, Ltd. 503,980 25,662
Chevron Corp. 160,478 21,075
Exxon Mobil Corp. 155,288 11,796
Kinder Morgan, Inc. 135,363 2,350
ONEOK, Inc. 26,132 1,586
Pioneer Natural Resources Co. 5,481 1,200
85,321
Financial Services - 17.6%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 266,497 16,789
Aflac, Inc. 59,106 3,713
Allstate Corp. (The) 26,101 3,150
American Express Co. 6,982 1,255
American International Group, Inc. 25,553 1,476
American Tower Corp.(ö) 7,428 1,868
Banco Santander SA - ADR 4,293,122 15,112
Bank of America Corp. 832,727 38,422
Bank of New York Mellon Corp. (The) 34,343 2,035
Berkshire Hathaway, Inc. Class B(Æ) 183,128 57,323
BlackRock, Inc. Class A 1,792 1,475
Capital One Financial Corp. 22,094 3,242
Cboe Global Markets, Inc. 3,251 385
CBRE Group, Inc. Class A 40,060 4,060
Charles Schwab Corp. (The) 29,482 2,586
Chubb, Ltd. 20,670 4,078

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Citigroup, Inc. 922,747 60,089
Citizens Financial Group, Inc. 19,804 1,019
Crown Castle International Corp.(ö) 11,639 2,124
Discover Financial Services 13,338 1,544
Equinix, Inc.(Æ)(ö) 923 669
Essent Group, Ltd. 184,086 8,402
Everest Re Group, Ltd. 840 238
Fifth Third Bancorp 72,355 3,229
First Republic Bank 6,870 1,193
Global Payments, Inc. 116,794 17,505
Goldman Sachs Group, Inc. (The) 21,521 7,633
Hartford Financial Services Group, Inc. 20,216 1,453
JPMorgan Chase & Co. 248,598 36,942
KeyCorp 58,671 1,470
KKR & Co., Inc. Class A 591,108 42,063
M&T Bank Corp. 10,794 1,828
MasterCard, Inc. Class A 214,066 82,711
MetLife, Inc. 28,215 1,892
Morgan Stanley 183,984 18,866
New York Community Bancorp, Inc. 1,460,355 17,028
Northern Trust Corp. 21,389 2,495
PayPal Holdings, Inc.(Æ) 22,776 3,916
People's United Financial, Inc. 23,806 461
PNC Financial Services Group, Inc. (The) 38,016 7,831
Popular, Inc. 188,618 16,819
Progressive Corp. (The) 20,591 2,237
Prudential Financial, Inc. 16,217 1,809
Raymond James Financial, Inc. 17,827 1,887
Regions Financial Corp. 91,773 2,105
Reinsurance Group of America, Inc. Class A 9,053 1,040
RenaissanceRe Holdings, Ltd. 29 5
Rocket Cos., Inc. Class A(Ñ) 44,237 559
Ryman Hospitality Properties, Inc.(Æ)(ö) 150,197 13,277
SLM Corp. 774,741 14,209
State Street Corp. 13,883 1,312
Synchrony Financial 54,839 2,336
Travelers Cos., Inc. (The) 20,578 3,420
Truist Financial Corp. 117,317 7,370
Two Harbors Investment Corp.(ö) 2,333,620 13,418
US Bancorp 107,896 6,278
Visa, Inc. Class A 343,113 77,602
Wells Fargo & Co. 770,485 41,452
Willis Towers Watson PLC(Æ) 87,466 20,464
707,169
Health Care - 15.4%
10x Genomics, Inc. Class A(Æ) 259,555 24,987
Abbott Laboratories 64,956 8,279
AbbVie, Inc. 188,320 25,779
Abiomed, Inc.(Æ) 3,128 926
Agilent Technologies, Inc. 27,508 3,832
Align Technology, Inc.(Æ) 60,348 29,870
Alkermes PLC(Æ) 94,763 2,417
Alnylam Pharmaceuticals, Inc.(Æ) 15,665 2,156
Amgen, Inc. 22,600 5,133
Anthem, Inc.(Æ) 7,272 3,207
AstraZeneca PLC - ADR 252,462 14,696
Baxter International, Inc. 26,553 2,269
Becton Dickinson and Co. 17,186 4,368
Biogen, Inc.(Æ) 18,123 4,096
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BioMarin Pharmaceutical, Inc.(Æ) 6,613 586
Boston Scientific Corp.(Æ) 62,153 2,666
Bristol-Myers Squibb Co. 397,677 25,805
Catalent, Inc.(Æ) 361,345 37,555
Centene Corp.(Æ) 44,103 3,429
Cerner Corp. 42,122 3,842
Cigna Corp. 17,170 3,957
Cooper Cos., Inc. (The) 5,586 2,225
DexCom, Inc.(Æ) 5,748 2,474
Edwards Lifesciences Corp.(Æ) 466,838 50,979
Eli Lilly & Co. 27,837 6,831
Exact Sciences Corp.(Æ) 9,735 743
Exelixis, Inc.(Æ) 92,124 1,667
Gilead Sciences, Inc. 43,802 3,008
GlaxoSmithKline PLC - ADR 465,400 20,859
HCA Healthcare, Inc. 6,315 1,516
Hologic, Inc.(Æ) 14,690 1,032
Humana, Inc. 2,749 1,079
IDEXX Laboratories, Inc.(Æ) 2,975 1,509
Illumina, Inc.(Æ) 2,905 1,013
Incyte Corp.(Æ) 30,662 2,279
Insulet Corp.(Æ) 2,810 697
Integra LifeSciences Holdings Corp.(Æ) 7,553 489
Intra-Cellular Therapies, Inc. Class A(Æ) 244,402 11,607
Intuitive Surgical, Inc.(Æ) 134,101 38,109
Jazz Pharmaceuticals PLC(Æ) 120,984 16,806
Johnson & Johnson 288,414 49,691
Laboratory Corp. of America Holdings(Æ) 14,684 3,985
Masimo Corp.(Æ) 3,966 872
Medtronic PLC 144,791 14,984
Merck & Co., Inc. 88,820 7,237
Moderna, Inc.(Æ) 20,912 3,541
Neurocrine Biosciences, Inc.(Æ) 5,389 426
Organon & Co. 9,274 296
Pfizer, Inc. 507,142 26,721
Quest Diagnostics, Inc. 8,708 1,176
Regeneron Pharmaceuticals, Inc.(Æ) 5,232 3,184
ResMed, Inc. 16,758 3,831
Sage Therapeutics, Inc.(Æ) 17,324 683
Seagen, Inc.(Æ) 7,553 1,016
STERIS PLC 8,595 1,929
Stryker Corp. 19,781 4,907
Teleflex, Inc. 2,802 869
Thermo Fisher Scientific, Inc. 16,905 9,827
United Therapeutics Corp.(Æ) 17,834 3,600
UnitedHealth Group, Inc. 40,271 19,031
Veeva Systems, Inc. Class A(Æ) 155,356 36,748
Vertex Pharmaceuticals, Inc.(Æ) 18,264 4,439
Viatris, Inc. 978,283 14,645
West Pharmaceutical Services, Inc. 13,286 5,224
Zimmer Biomet Holdings, Inc. 130,917 16,105
Zoetis, Inc. Class A 31,399 6,273
616,017
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 927 262
Alcoa Corp. 314,135 17,815
Ball Corp. 26,410 2,564
Berry Plastics Group, Inc.(Æ) 17,431 1,175
Carrier Global Corp. 36,048 1,719

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart, Inc.(Æ) 11,271 1,457
Crown Holdings, Inc. 141,155 16,148
Dow, Inc. 29,814 1,781
DuPont de Nemours, Inc. 272,283 20,857
Eastman Chemical Co. 97,464 11,591
Ecolab, Inc. 559 106
Fastenal Co. 27,014 1,531
Freeport-McMoRan, Inc. 52,181 1,942
Huntsman Corp. 376,622 13,494
International Paper Co. 61,665 2,975
Lennox International, Inc. 3,495 991
Linde PLC(Æ) 17,602 5,609
LyondellBasell Industries NV Class A 22,865 2,212
Newmont Corp. 475,555 29,090
Nucor Corp. 40,402 4,097
Owens Corning 3,365 298
Reliance Steel & Aluminum Co. 2,803 428
Sherwin-Williams Co. (The) 3,049 874
Southern Copper Corp. 68,755 4,393
Steel Dynamics, Inc. 15,418 856
Sylvamo Corp.(Æ) 5,605 167
Trane Technologies PLC 28,704 4,969
Westrock Co. 14,537 671
150,072
Producer Durables - 6.4%
3M Co. 12,249 2,034
Ametek, Inc. 3,118 426
Aptiv PLC(Æ) 10,656 1,455
Automatic Data Processing, Inc. 8,811 1,817
Avery Dennison Corp. 4,333 890
Booz Allen Hamilton Holding Corp. Class A 10,010 768
Canadian Pacific Railway, Ltd. 431,497 30,809
Carlisle Cos., Inc. 7,066 1,579
Caterpillar, Inc. 4,181 843
CH Robinson Worldwide, Inc. 19,423 2,033
Cintas Corp. 6,621 2,592
CoStar Group, Inc.(Æ) 40,810 2,863
CSX Corp. 55,395 1,896
Cummins, Inc. 19,734 4,359
Danaher Corp. 26,845 7,672
Deere & Co. 6,005 2,260
Eaton Corp. PLC 14,926 2,365
Emerson Electric Co. 21,989 2,022
Expeditors International of Washington, Inc. 14,707 1,684
FedEx Corp. 141,715 34,842
General Dynamics Corp. 3,063 650
Gentex Corp. 5,148 162
GXO Logistics, Inc.(Æ) 14,464 1,175
Honeywell International, Inc. 32,621 6,670
IDEX Corp. 3,590 773
IHS Markit, Ltd.(Æ) 20,885 2,439
Illinois Tool Works, Inc. 9,751 2,281
Johnson Controls International PLC(Æ) 94,509 6,868
Keysight Technologies, Inc.(Æ) 5,940 1,003
Lockheed Martin Corp. 61,631 23,982
Magna International, Inc. Class A 107,281 8,648
Norfolk Southern Corp. 4,770 1,297
Northrop Grumman Corp. 6,024 2,228
Old Dominion Freight Line, Inc. 3,547 1,071
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Otis Worldwide Corp. 18,034 1,541
PACCAR Financial Corp. 35,058 3,260
Paychex, Inc. 6,219 732
Quanta Services, Inc. 37,203 3,821
Republic Services, Inc. Class A 20,865 2,664
Roper Technologies, Inc. 5,775 2,525
S&P Global, Inc. 1,210 502
Snap-on, Inc. 6,340 1,320
Stanley Black & Decker, Inc. 4,646 811
Toro Co. (The) 18,395 1,777
Union Pacific Corp. 15,584 3,811
United Parcel Service, Inc. Class B 44,133 8,924
United Rentals, Inc.(Æ) 8,004 2,562
Verisk Analytics, Inc. Class A 14,411 2,826
Vontier Corp. 684,094 19,230
Waste Management, Inc. 231,943 34,894
Waters Corp.(Æ) 2,227 713
Westinghouse Air Brake Technologies Corp. 9,916 882
XPO Logistics, Inc.(Æ) 14,464 957
258,208
Technology - 26.2%
Accenture PLC Class A 20,485 7,243
Activision Blizzard, Inc. 13,687 1,081
Adobe, Inc.(Æ) 59,086 31,570
Advanced Micro Devices, Inc.(Æ) 59,670 6,817
Airbnb, Inc. Class A(Æ) 133,483 20,552
Alphabet, Inc. Class A(Æ) 15,568 42,128
Alphabet, Inc. Class C(Æ) 8,720 23,666
Amphenol Corp. Class A 29,248 2,328
Analog Devices, Inc. 53,154 8,716
Ansys, Inc.(Æ) 231 79
Apple, Inc. 595,638 104,106
Applied Materials, Inc. 49,262 6,807
Broadcom, Inc. 16,920 9,913
CACI International, Inc. Class A(Æ) 2,300 569
Cadence Design Systems, Inc.(Æ) 18,371 2,795
CDW Corp. 4,593 868
Cisco Systems, Inc. 170,299 9,481
Cognizant Technology Solutions Corp. Class
A 9,218 787
Corning, Inc. 45,235 1,902
Corteva, Inc. 460,480 22,140
Coupa Software, Inc.(Æ) 195,048 26,189
Datadog, Inc. Class A(Æ) 245,269 35,836
Dell Technologies, Inc. Class C 44,963 2,554
Electronic Arts, Inc. 5,960 791
Entegris, Inc. 6,469 775
F5 Networks, Inc.(Æ) 13,506 2,804
Fidelity National Information Services, Inc. 12,476 1,496
Fiserv, Inc.(Æ) 10,202 1,078
Fortinet, Inc.(Æ) 8,065 2,397
Gitlab, Inc. Class A(Æ)(Ñ) 216,522 13,860
Hewlett Packard Enterprise Co. Class H 197,056 3,218
HP, Inc.(Æ) 166,272 6,107
Intel Corp. 216,250 10,557
International Business Machines Corp. 26,062 3,481
Intuit, Inc. 10,186 5,656
Juniper Networks, Inc. 791,736 27,568
KLA Corp. 13,017 5,067

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Strategic Equity Fund
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kyndryl Holdings, Inc.(Æ) 5,212 88
Lam Research Corp. 6,766 3,991
Leidos Holdings, Inc. 20,263 1,813
Marvell Technology, Inc. 9,598 685
Match Group, Inc.(Æ) 295,287 33,279
Meta Platforms, Inc. Class A(Æ) 164,822 51,632
Microchip Technology, Inc. 43,704 3,386
Micron Technology, Inc. 215,655 17,742
Microsoft Corp. 662,870 206,139
Monolithic Power Systems, Inc. 5,444 2,194
Motorola Solutions, Inc. 11,497 2,667
NVIDIA Corp. 107,085 26,221
ON Semiconductor Corp.(Æ) 59,963 3,538
Oracle Corp. 56,289 4,568
Qorvo, Inc.(Æ) 7,900 1,085
QUALCOMM, Inc. 45,811 8,052
Raytheon Technologies Corp.(Æ) 50,393 4,545
Salesforce.com, Inc.(Æ) 27,770 6,460
ServiceNow, Inc.(Æ) 84,266 49,361
Skyworks Solutions, Inc. 18,965 2,779
Snowflake, Inc. Class A(Æ) 125,501 34,626
Synopsys, Inc.(Æ) 5,711 1,773
Take-Two Interactive Software, Inc.(Æ) 12,852 2,099
Teradyne, Inc. 216,767 25,455
Texas Instruments, Inc. 46,950 8,427
Twilio, Inc. Class A(Æ) 157,556 32,476
Uber Technologies, Inc.(Æ) 1,434,296 53,643
VMware, Inc. Class A 19,811 2,545
Workday, Inc. Class A(Æ) 3,510 888
Xilinx, Inc. 11,399 2,206
Zynga, Inc. Class A(Æ) 230,931 2,095
1,049,440
Utilities - 5.3%
American Electric Power Co., Inc. 8,378 757
AT&T, Inc. 942,021 24,021
Avangrid, Inc.(Ñ) 27,409 1,280
Cheniere Energy, Inc. 24,435 2,734
ConocoPhillips Co. 211,754 18,766
Consolidated Edison, Inc. 26,161 2,262
Dominion Energy, Inc. 7,331 591
DT Midstream, Inc. 5,503 284
DTE Energy Co. 11,007 1,326
Duke Energy Corp. 39,298 4,129
Edison International 313,196 19,666
Evergy, Inc. 38,147 2,478
Eversource Energy(Æ) 19,150 1,714
Exelon Corp. 70,530 4,087
FirstEnergy Corp. 427,071 17,920
National Fuel Gas Co. 16,180 983
NextEra Energy, Inc. 53,807 4,203
NiSource, Inc. 669,434 19,534
Pinnacle West Capital Corp. 14,728 1,025
PPL Corp. 496,801 14,745
Public Service Enterprise Group, Inc. 12,533 834
Sempra Energy 10,893 1,505
Southern Co. (The) 25,958 1,804
T-Mobile USA, Inc.(Æ) 350,931 37,960
UGI Corp. 277,436 12,582
Verizon Communications, Inc. 211,299 11,247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WEC Energy Group, Inc.(Æ) 29,263 2,840
211,277
Total Common Stocks
(cost $2,609,910) 3,834,676
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 169,580,197
(∞)
169,529
Total Short-Term Investments
(cost $169,533) 169,529
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 15,429,700
(∞)
15,430
Total Other Securities
(cost $15,430) 15,430
Total Investments - 100.2%
(identified cost $2,794,873) 4,019,635
Other Assets and Liabilities, Net
- (0.2)%
(8,955)
Net Assets - 100.0%
4,010,680

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 17
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 384 USD 86,482 03/22 239
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 239
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 533,286 $ — $ —
$ —
$ 533,286
Consumer Staples 223,886 — —
—
223,886
Energy 85,321 — —
—
85,321
Financial Services 707,169 — —
—
707,169
Health Care 616,017 — —
—
616,017
Materials and Processing 150,072 — —
—
150,072
Producer Durables 258,208 — —
—
258,208
Technology 1,049,440 — —
—
1,049,440
Utilities 211,277 — —
—
211,277
Short-Term Investments — — — 169,529 169,529
Other Securities — — — 15,430 15,430
Total Investments
3,834,676 — — 184,959 4,019,635
Other Financial Instruments
Assets
Futures Contracts 239 — — — 239
Total Other Financial Instruments
*
$ 239 $ — $ — $ — $ 239
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.7%
Consumer Discretionary - 12.4%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 56,412 961
2U, Inc.(Æ)(Ð) 23,313 376
Aaron's Co., Inc. (The) 117,889 2,496
Academy Sports and Outdoors, Inc.(Û) 31,843 1,239
Adtalem Global Education, Inc.(Æ) 11,960 352
Amerco, Inc.(Û) 538 328
American Axle & Manufacturing Holdings,
Inc.(Æ) 176,593 1,437
American Eagle Outfitters, Inc. 18,434 421
American Outdoor Brands, Inc.(Æ) 4,118 68
American Public Education, Inc.(Æ) 38,233 818
America's Car-Mart, Inc.(Æ) 36,662 3,480
APi Group Corp.(Æ) 186,268 4,154
B. Riley Financial, Inc. 31,868 1,962
Barnes & Noble Education, Inc.(Æ) 81,157 488
Bassett Furniture Industries, Inc. 2,164 40
Beazer Homes USA, Inc.(Æ) 15,822 289
BJ's Restaurants, Inc.(Æ) 60,444 1,819
BJ's Wholesale Club Holdings, Inc.(Æ) 14,711 904
Bluegreen Vacations Holding Corp.(Æ) 3,599 108
Boot Barn Holdings, Inc.(Æ) 88,934 8,178
Boston Omaha Corp. Class A(Æ) 36,059 952
Buckle, Inc. (The) 17,044 642
Caleres, Inc. 105,066 2,520
Cardlytics, Inc.(Æ) 45,296 3,039
Carriage Services, Inc. Class A 3,406 171
Carrols Restaurant Group, Inc. 196,173 485
Carter's, Inc. 30,853 2,873
Cavco Industries, Inc.(Æ) 13,708 3,693
Celestica, Inc.(Æ) 242,543 3,020
Central Garden & Pet Co. Class A(Æ) 7,594 329
Century Casinos, Inc.(Æ) 209,482 2,084
Century Communities, Inc. 23,142 1,524
Chico's FAS, Inc.(Æ) 41,745 197
Citi Trends, Inc.(Æ) 5,887 287
Conn's, Inc.(Æ) 18,700 454
Container Store Group, Inc. (The)(Æ) 16,389 167
Cooper-Standard Holdings, Inc.(Æ)(Ð) 8,727 180
Coty, Inc. Class A(Æ) 42,897 364
Cracker Barrel Old Country Store, Inc. 10,207 1,216
Crocs, Inc.(Æ) 12,203 1,252
Dana Holding Corp. 158,721 3,438
Delta Apparel, Inc.(Æ) 72,627 2,193
Designer Brands, Inc. Class A(Æ) 151,740 1,998
Dillard's, Inc. Class A 5,897 1,496
Drive Shack, Inc.(Æ) 149,918 210
Escalade, Inc. 43,053 616
Ethan Allen Interiors, Inc. 22,473 567
Fiesta Restaurant Group, Inc.(Æ) 55,557 526
Foot Locker, Inc. 16,073 718
Fossil Group, Inc.(Æ) 35,824 397
Genesco, Inc.(Æ) 36,104 2,322
GMS, Inc.(Æ) 15,960 817
Goodyear Tire & Rubber Co. (The)(Æ) 198,351 4,112
GoPro, Inc. Class A(Æ)(Ð) 93,981 833
Gray Television, Inc. 18,902 394
Group 1 Automotive, Inc. 9,738 1,654
H&R Block, Inc. 65,353 1,494
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hanesbrands, Inc. 127,992 2,061
Haverty Furniture Cos., Inc. 6,459 191
HealthStream, Inc.(Æ) 8,740 213
Hibbett, Inc. 10,745 662
Hillenbrand, Inc. 42,960 1,997
Horizon Global Corp.(Æ) 286,159 2,186
Houghton Mifflin Harcourt Co.(Æ)(Ð) 43,058 775
iMedia Brands, Inc.(Æ) 102,328 557
International Game Technology PLC 46,577 1,247
IntriCon Corp.(Æ) 37,054 542
JOANN, Inc.(Ñ) 41,880 448
Johnson Outdoors, Inc. Class A 416 38
KB Home 16,923 715
Kontoor Brands, Inc. 40,902 2,016
Kura Sushi USA, Inc. Class A(Æ) 45,249 2,088
Lands' End, Inc.(Æ) 14,295 262
Landsea Homes Corp.(Æ) 172,525 1,254
La-Z-Boy, Inc. 26,470 972
Lear Corp.(Û) 11,043 1,848
Leggett & Platt, Inc. 32,202 1,283
Lumber Liquidators Holdings, Inc.(Æ) 12,863 186
Macy's, Inc. 26,923 689
Madison Square Garden Entertainment Corp.
(Æ) 23,755 1,683
MarineMax, Inc.(Æ) 24,727 1,163
MasterCraft Boat Holdings, Inc.(Æ) 23,736 604
Meritor, Inc.(Æ)(Ð) 37,083 855
Monro Muffler Brake, Inc. 40,456 2,012
Motorcar Parts of America, Inc.(Æ) 44,915 742
Movado Group, Inc. 41,227 1,528
Nathan's Famous, Inc. 5,900 318
National Presto Industries, Inc. 4,139 340
Noodles & Co. Class A(Æ)(Ð) 4,313 36
Nordstrom, Inc.(Æ)(Ð) 31,201 702
Overstock.com, Inc.(Æ) 8,588 412
Papa John's International, Inc. 5,385 665
Perdoceo Education Corp.(Æ)(Ð) 26,303 290
PetIQ, Inc.(Æ) 13,017 266
Poshmark, Inc. Class A(Æ) 96,748 1,530
Potbelly Corp.(Æ) 88,031 484
QuinStreet, Inc.(Æ) 99,149 1,595
Quotient Technology, Inc.(Æ) 24,187 172
RealReal, Inc. (The)(Æ) 139,817 1,321
Red Robin Gourmet Burgers, Inc.(Æ) 7,798 115
REV Group, Inc. 93,917 1,261
Revolve Group, Inc.(Æ) 8,137 401
Ruth's Hospitality Group, Inc. 37,011 741
Sally Beauty Holdings, Inc.(Æ) 51,835 890
Scholastic Corp. 53,091 2,178
Scientific Games Corp. Class A(Æ) 23,850 1,376
Shake Shack, Inc. Class A(Æ) 14,075 930
Shoe Carnival, Inc. 1,185 40
Shutterstock, Inc. 6,496 630
Signet Jewelers, Ltd.(Ð) 10,840 934
Sinclair Broadcast Group, Inc. Class A 13,684 376
Six Flags Entertainment Corp.(Æ) 4,624 183
Skyline Champion Corp.(Æ) 107,741 7,254
SMART Global Holdings, Inc.(Æ)(Ð) 26,822 1,538
Sonic Automotive, Inc. Class A 20,244 1,033
Sportsman's Warehouse Holdings, Inc.(Æ) 27,386 300

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Steven Madden, Ltd. 56,795 2,337
Stoneridge, Inc.(Æ) 33,228 627
Stride, Inc.(Æ) 19,851 696
TEGNA, Inc. 22,423 434
Tenneco, Inc. Class A(Æ) 48,322 507
Texas Roadhouse, Inc. Class A 69,758 5,957
Tilly's, Inc. Class A 9,909 131
Toll Brothers, Inc. 22,586 1,332
Townsquare Media, Inc. Class A(Æ) 208,066 2,742
TRI Pointe Group, Inc.(Æ) 661 16
Universal Electronics, Inc.(Æ) 43,058 1,528
Universal Technical Institute, Inc.(Æ) 3,774 27
Vera Bradley, Inc.(Æ) 4,045 33
Vista Outdoor, Inc.(Æ) 43,371 1,673
Visteon Corp.(Æ)(Ð) 8,214 834
Wingstop, Inc.(Ð) 13,104 2,008
Wolverine World Wide, Inc. 87,685 2,323
WW International, Inc.(Æ) 17,733 223
Wyndham Hotels & Resorts, Inc. 25,072 2,105
YETI Holdings, Inc.(Æ) 46,719 3,064
Zumiez, Inc.(Æ) 13,256 596
167,473
Consumer Staples - 3.4%
Albertsons Co., Inc. Class A(Û) 53,509 1,506
Alico, Inc. 21,824 785
Andersons, Inc. (The) 29,108 1,109
Arko Corp. 17,165 141
Boston Beer Co., Inc. Class A(Æ) 2,388 1,005
Bunge, Ltd.(Û) 26,546 2,624
Calavo Growers, Inc. 6,200 257
Celsius Holdings, Inc.(Æ) 8,309 397
Coca-Cola Bottling Co. 1,201 688
elf Beauty, Inc.(Æ) 352,131 10,408
Energizer Holdings, Inc. - GDR(Æ) 54,573 2,499
Farmer Brothers Co.(Æ) 39,913 255
Fresh Del Monte Produce, Inc. 16,682 464
Grocery Outlet Holding Corp.(Æ) 180,000 4,568
Helen of Troy, Ltd.(Æ) 4,092 857
Herbalife Nutrition, Ltd.(Æ) 39,988 1,700
Ingles Markets, Inc. Class A 8,389 645
Ingredion, Inc. 29,587 2,802
J&J Snack Foods Corp. 17,395 2,639
Lancaster Colony Corp. 2,335 371
Landec Corp.(Æ) 110,804 1,191
Medifast, Inc. 3,465 689
Molson Coors Beverage Co. Class B(Ð) 5,826 278
Performance Food Group Co.(Æ) 21,167 893
Pilgrim's Pride Corp.(Æ) 3,044 85
Post Holdings, Inc.(Æ) 4,197 444
Primo Water Corp. 41,838 699
Quanex Building Products Corp. 69,159 1,507
Rite Aid Corp.(Æ) 20,470 217
SpartanNash Co. 8,382 206
Spectrum Brands Holdings, Inc. 15,179 1,357
Turning Point Brands, Inc. 26,019 917
United Natural Foods, Inc.(Æ)(Ð) 24,826 963
USANA Health Sciences, Inc.(Æ) 3,872 370
45,536
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 4.0%
Arch Resources, Inc. 20,309 1,922
ChampionX Corp. 112,171 2,513
CVR Energy, Inc. 9,801 191
Delek US Holdings, Inc.(Æ) 223,736 3,473
Dril-Quip, Inc.(Æ)(Ð) 4,432 112
Euro Manganese, Inc.(Æ) 922,000 308
Green Brick Partners, Inc.(Æ) 248,255 5,878
HollyFrontier Corp.(Ð) 50,477 1,775
Hostess Brands, Inc. Class A(Æ) 25,378 521
Liberty Oilfield Services, Inc. Class A(Æ) 82,344 996
Luxfer Holdings PLC - ADR 49,923 853
Marathon Oil Corp.(Û) 87,909 1,712
Matrix Service Co.(Æ) 188,660 1,370
Nabors Industries, Inc.(Æ) 1,035 107
National Energy Servicees Reunited Corp.(Æ) 496,419 4,928
Natural Gas Services Group, Inc.(Æ) 81,851 882
Newpark Resources, Inc.(Æ)(Ð) 1,873 7
NexTier Oilfield Solutions, Inc.(Æ) 782,190 4,708
NOV, Inc.(Æ) 140,591 2,309
NOW, Inc.(Æ) 47,327 421
Oil States International, Inc.(Æ)(Ð) 234,655 1,471
Par Pacific Holdings, Inc.(Æ) 24,793 350
Patterson-UTI Energy, Inc. 517,010 5,150
PBF Energy, Inc. Class A(Æ) 41,705 661
Peabody Energy Corp.(Æ) 11,667 126
REX American Resources Corp.(Æ)(Ð) 1,782 172
SM Energy Co. 88,048 2,889
Solaris Oilfield Infrastructure, Inc. Class A 128,339 989
SunCoke Energy, Inc. 22,387 153
Talon Metals Corp.(Æ)(Ñ) 1,304,000 698
Targa Resources Corp.(Û) 26,323 1,555
TPI Composites, Inc.(Æ) 12,207 147
W&T Offshore, Inc.(Æ) 361,190 1,546
Warrior Met Coal, Inc. 122,483 3,209
World Fuel Services Corp. 20,590 581
54,683
Financial Services - 23.2%
AerCap Holdings NV(Æ) 11,308 712
Agree Realty Corp.(ö) 36,253 2,370
Alpine Income Property Trust, Inc. (ö) 179,201 3,530
Amalgamated Financial Corp. 2,514 43
American Campus Communities, Inc.(Ð)(ö) 15,406 805
American Equity Investment Life Holding
Co. 37,435 1,540
Ameris Bancorp 29,464 1,453
Apple Hospitality REIT, Inc.(ö) 152,982 2,468
Argo Group International Holdings, Ltd. 8,326 473
Armada Hoffler Properties, Inc.(ö) 9,186 129
Assurant, Inc.(Û) 12,488 1,905
Atlantic Union Bankshares Corp.(Æ) 15,913 648
Augmedix, Inc.(Æ)(Ñ) 151,340 389
Axis Capital Holdings, Ltd. 67,896 3,868
Axos Financial, Inc.(Æ) 16,831 867
Banc of California, Inc. 405,353 7,830
Bancorp, Inc. (The)(Æ) 31,686 945
BankUnited, Inc. 25,958 1,084
Bar Harbor Bankshares 14,687 449
BayCom Corp. 2,076 43

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Blucora, Inc.(Æ) 189,806 3,079
Braemar Hotels & Resorts, Inc.(Æ)(Ð)(ö) 17,520 94
Bridgewater Bancshares, Inc.(Æ) 4,157 74
Brighthouse Financial, Inc.(Æ) 34,833 1,897
Brixmor Property Group, Inc.(ö) 102,882 2,609
Byline Bancorp, Inc. 62,211 1,617
Cadence Bank 255,670 7,968
Cambridge Bancorp 6,069 543
Camden Property Trust(ö)(Û) 12,489 1,999
Cannae Holdings, Inc.(Æ) 62,675 1,872
Capital Bancorp, Inc. 61,685 1,594
Capital City Bank Group, Inc. 57,336 1,586
Capstar Financial Holdings, Inc. 149,903 3,216
Carter Bankshares, Inc.(Æ) 1,112 17
CatchMark Timber Trust, Inc. Class A(ö) 167,954 1,377
Cathay General Bancorp 14,647 661
CBTX, Inc. 4,204 124
Chatham Lodging Trust(Æ)(Ð)(ö) 9,511 126
Chemung Financial Corp. 419 19
Civista Bancshares, Inc. 35,863 865
CNO Financial Group, Inc.(Ð) 53,833 1,343
Columbia Banking System, Inc. 95,742 3,329
Comerica, Inc.(Û) 20,598 1,911
Community Bank System, Inc. 8,776 627
Compass, Inc. Class A(Æ) 13,107 112
CorEnergy Infrastructure Trust, Inc.(ö) 6,609 24
Cousins Properties, Inc.(ö) 59,284 2,286
Cowen Group, Inc. Class A 52,983 1,678
CTO Realty Growth, Inc.(Ð)(ö) 71,374 4,182
Curo Group Holdings Corp. 62,486 895
Customers Bancorp, Inc.(Æ)(Ð) 20,933 1,220
DigitalBridge Group, Inc.(Æ)(ö) 280,789 2,050
Diversified Healthcare Trust(Æ) 50,558 154
Donegal Group, Inc. Class A 43,492 624
Douglas Elliman, Inc.(Æ) 37,736 293
Easterly Government Properties, Inc.(ö) 21,532 452
Eastern Bankshares, Inc. 30,228 644
EastGroup Properties, Inc.(ö) 4,035 807
eHealth, Inc.(Æ) 24,401 533
Emerald Holding, Inc.(Æ) 65,248 213
Employers Holdings, Inc. 1,213 47
Encore Capital Group, Inc.(Æ)(Ð) 9,212 594
Enova International, Inc.(Æ) 12,498 503
Enterprise Financial Services Corp. 30,119 1,492
Essent Group, Ltd. 60,649 2,768
Everest Re Group, Ltd.(Ð)(Û) 2,379 674
eXp World Holdings, Inc.(Ñ) 14,500 394
EZCORP, Inc. Class A(Æ)(Ð) 319,255 1,906
Farmland Partners, Inc.(ö) 2,483 28
Fathom Holdings, Inc.(Æ) 16,767 240
Federal Agricultural Mortgage Corp. Class C 25,112 3,059
Federated Hermes, Inc. Class B 13,954 462
First BanCorp 61,295 892
First Citizens BancShares, Inc. Class A 807 629
First Community Corp. 67,118 1,419
First Financial Bankshares, Inc. 11,281 530
First Financial Corp. 1,571 71
First Foundation, Inc. 167,630 4,384
First Internet Bancorp 17,762 893
First Interstate BancSystem, Inc. Class A 88,820 3,264
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Merchants Corp. 54,451 2,310
First Mid-Illinois Bancshares, Inc. 25,363 1,044
FirstCash Holdings, Inc. 15,612 1,088
Five Star Bancorp 63,785 1,977
Flagstar Bancorp, Inc. 13,334 603
Flushing Financial Corp. 20,359 481
FNB Corp. 37,776 488
Forestar Group, Inc.(Æ) 49,324 984
Four Corners Property Trust, Inc.(ö) 14,765 400
Franchise Group, Inc.(Æ) 57,048 2,856
Franklin Street Properties Corp.(ö) 7,208 40
Gaming and Leisure Properties, Inc.(ö)(Û) 86,703 3,917
Genworth Financial, Inc. Class A(Æ) 227,606 888
GEO Group, Inc. (The)(Æ)(Ð)(ö) 90,047 606
German American Bancorp, Inc. 6,741 267
Getty Realty Corp.(ö) 39,147 1,161
Glacier Bancorp, Inc. 20,045 1,041
Global Medical REIT, Inc.(ö) 37,261 630
Great Western Bancorp, Inc.(Ñ) 13,621 421
Green Dot Corp. Class A(Æ) 14,986 475
Greenhill & Co., Inc. 4,436 74
Greenlight Capital Re, Ltd. Class A(Æ)(Ð) 1,648 12
Grid Dynamics Holdings, Inc.(Æ) 16,898 450
Guaranty Bancshares, Inc. 18,598 661
Hancock Holding Co. 57,266 3,019
Hanmi Financial Corp. 7,772 209
Hanover Insurance Group, Inc. (The)(Ð) 11,359 1,567
HarborOne Bancorp, Inc.(Ð) 79,715 1,132
Healthcare Realty Trust, Inc.(ö) 33,351 1,035
Heritage Commerce Corp. 40,172 501
Heritage Insurance Holdings, Inc. 1,515 9
Highwoods Properties, Inc.(ö) 17,160 740
Hilltop Holdings, Inc. 14,149 467
Home Bancorp, Inc. 13,514 525
Home BancShares, Inc. 211,814 4,990
HomeStreet, Inc. 73,182 3,568
HomeTrust Bancshares, Inc. 3,519 110
Horace Mann Educators Corp. 55,105 2,095
Houlihan Lokey, Inc. Class A 10,207 1,085
Howard Hughes Corp. (The)(Æ) 5,501 530
Hudson Pacific Properties, Inc.(ö) 79,235 1,872
I3 Verticals, Inc. Class A(Æ) 197,507 4,570
Independent Bank Corp. 43,536 1,066
Innovative Industrial Properties, Inc.(ö) 6,827 1,353
International Bancshares Corp. 10,964 461
Investar Holding Corp. 58,809 1,130
Investors Bancorp, Inc. 38,722 632
Jackson Financial, Inc. Class A 129,126 4,955
James River Group Holdings, Ltd. 51,748 1,465
Kearny Financial Corp. 146,518 1,896
Kemper Corp.(Ð) 12,551 753
Kennedy-Wilson Holdings, Inc. 9,590 215
Ladder Capital Corp. Class A(ö) 70,458 838
LendingClub Corp.(Æ) 21,129 396
Live Oak Bancshares, Inc. 10,106 595
Macerich Co. (The)(ö) 31,374 519
Merchants Bancorp 7,342 214
Metropolitan Bank Holding Corp.(Æ) 35,885 3,589
MFA Financial, Inc.(ö) 198,257 918
Mr. Cooper Group, Inc.(Æ) 22,862 918

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Bank Holdings Corp. Class A 94,817 4,304
National Retail Properties, Inc.(ö) 45,012 1,998
National Storage Affiliates Trust(ö) 9,171 565
Navient Corp. 36,233 632
New York Mortgage Trust, Inc.(ö) 109,572 411
NexPoint Residential Trust, Inc.(ö) 3,257 258
Nicolet Bankshares, Inc.(Æ) 1,725 161
NMI Holdings, Inc. Class A(Æ) 101,930 2,522
Northeast Bank 39,947 1,459
Northrim BanCorp, Inc. 407 18
OceanFirst Financial Corp. 68,110 1,546
ODP Corp. (The)(Æ)(Ð) 13,927 616
OFG Bancorp 12,884 357
Old National Bancorp 133,462 2,446
Old Second Bancorp, Inc. 145,446 1,953
Oportun Financial Corp.(Æ) 33,188 597
Origin Bancorp, Inc. 594 25
Outfront Media Capital LLC / Outfront Media
Capital Corp.(ö) 25,847 642
Pacific Premier Bancorp, Inc. 17,449 667
Paramount Group, Inc.(ö) 42,368 368
PCB Bancorp(Æ) 140,631 3,163
PCSB Financial Corp. 137,258 2,564
Peapack Gladstone Financial Corp. 5,790 213
Pebblebrook Hotel Trust(Ñ)(ö) 41,192 892
PennyMac Financial Services, Inc.(Ð) 20,474 1,284
Peoples Bancorp, Inc. 33,518 1,111
Piedmont Office Realty Trust, Inc. Class A(ö) 12,998 231
Plymouth Industrial REIT, Inc.(ö) 90,983 2,616
Popular, Inc. 61,472 5,481
Potlatch Corp.(ö) 77,288 4,157
PRA Group, Inc.(Æ) 11,107 516
Premier Financial Corp. 112,788 3,367
ProAssurance Corp.(Ð) 12,781 306
PROG Holdings, Inc.(Æ) 31,977 1,273
PS Business Parks, Inc.(ö) 3,989 666
Pzena Investment Management, Inc. Class A 151,408 1,535
QCR Holdings, Inc. 22,639 1,291
Radian Group, Inc. 28,962 648
Realogy Holdings Corp.(Æ)(Ð) 75,905 1,253
Redfin Corp.(Æ)(Ñ) 36,031 1,065
Regional Management Corp. 1,962 100
Reinsurance Group of America, Inc. Class
A(Û) 29,301 3,365
RenaissanceRe Holdings, Ltd. 10,736 1,687
Renasant Corp. 14,546 535
Repay Holdings Corp.(Æ) 211,832 3,790
Riverview Bancorp, Inc. 63,117 477
RLI Corp. 3,778 396
RLJ Lodging Trust(ö) 68,048 942
RMR Group, Inc. (The) Class A 40,733 1,304
Ryman Hospitality Properties, Inc.(Æ)(ö) 15,309 1,353
Sculptor Capital Management, Inc. 57,214 1,121
Selective Insurance Group, Inc. 7,805 616
Selectquote, Inc.(Æ) 67,525 499
ServisFirst Bancshares, Inc. 5,334 453
Sierra Bancorp 2,087 55
Signature Bank(Û) 2,994 912
Silvergate Capital Corp. Class A(Æ) 4,166 449
Simmons First National Corp. Class A 16,437 470
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SL Green Realty Corp.(ö) 2,383 173
SLM Corp.(Û) 67,568 1,239
SmartFinancial, Inc. 13,274 356
South State Corp. 5,222 441
Southern Missouri Bancorp, Inc. 12,609 697
SP Plus Corp.(Æ) 84,737 2,388
Spirit Realty Capital, Inc.(ö) 20,026 950
STAG Industrial, Inc.(ö) 45,453 1,942
Stewart Information Services Corp. 26,172 1,870
StoneX Group, Inc.(Æ) 35,921 2,357
Summit Hotel Properties, Inc.(Æ)(ö) 143,294 1,350
Target Hospitality Corp. Class A(Æ) 81,581 270
Terreno Realty Corp.(ö) 6,742 504
Territorial Bancorp, Inc. 110,466 2,733
Texas Capital Bancshares, Inc.(Æ)(Ð) 14,445 906
Tiptree Financial, Inc. Class A 124,183 1,539
TPG RE Finance Trust, Inc.(ö) 69,927 882
TriCo Bancshares 27,447 1,193
Triumph Bancorp, Inc.(Æ) 36,759 3,216
Trupanion, Inc.(Æ) 10,965 1,044
UMB Financial Corp. 7,289 718
UMH Properties, Inc.(ö) 162,337 3,831
United Bankshares, Inc. 22,845 807
United Community Banks, Inc. 84,827 3,002
United Fire Group, Inc. 4,682 117
United Insurance Holdings Corp. 10,640 43
Universal Insurance Holdings, Inc. 52,439 904
Univest Corp. of Pennsylvania 17,841 538
Unum Group(Ð) 70,322 1,785
Valley National Bancorp 198,767 2,767
Velocity Financial, Inc.(Æ)(Ñ) 62,051 798
Virtus Investment Partners, Inc. 1,727 452
Voya Financial, Inc.(Û) 18,790 1,277
Walker & Dunlop, Inc. 6,651 881
Washington Trust Bancorp, Inc. 43,283 2,471
Webster Financial Corp. 91,682 5,208
West BanCorp, Inc. 10,069 297
Westamerica BanCorp 28,715 1,668
Westwood Holdings Group, Inc. 55,448 1,059
WSFS Financial Corp. 39,006 2,043
Xenia Hotels & Resorts, Inc.(Æ)(ö) 26,978 468
314,210
Health Care - 16.5%
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 67,330 1,515
Accuray, Inc.(Æ) 145,696 531
Aerie Pharmaceuticals, Inc.(Æ) 24,927 183
Agios Pharmaceuticals, Inc.(Æ)(Ð) 21,817 674
Akebia Therapeutics, Inc.(Æ)(Ð) 117,853 235
Alignment Healthcare, Inc.(Æ) 14,815 113
Alkermes PLC(Æ) 61,274 1,562
Allakos, Inc.(Æ) 5,238 35
Allscripts Healthcare Solutions, Inc.(Æ) 81,632 1,651
Alpha Teknova, Inc.(Æ) 118,642 1,872
ALX Oncology Holdings, Inc.(Æ) 21,143 338
Amicus Therapeutics, Inc.(Æ)(Ð) 125,205 1,178
AMN Healthcare Services, Inc.(Æ) 7,487 759
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 63,975 283
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 68,186 1,574
AngioDynamics, Inc.(Æ) 7,626 165

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Angion Biomedica Corp.(Æ) 141,060 381
ANI Pharmaceuticals, Inc.(Æ) 49,246 1,991
Anika Therapeutics, Inc.(Æ) 57,993 1,844
Antares Pharma, Inc.(Æ) 253,606 855
Apellis Pharmaceuticals, Inc.(Æ) 49,912 2,010
Apria, Inc.(Æ) 15,172 568
Arena Pharmaceuticals, Inc.(Æ) 71,469 6,573
Argenx SE - ADR(Æ) 20,331 5,473
Arrowhead Pharmaceuticals, Inc.(Æ) 97,537 5,146
Arvinas, Inc.(Æ) 21,284 1,522
Ascendis Pharma A/S - ADR(Æ) 13,188 1,604
Athenex, Inc.(Æ)(Ð) 19,842 20
Avanos Medical, Inc.(Æ) 1,298 39
Avid Bioservices, Inc.(Æ) 502,465 9,481
Axogen, Inc.(Æ) 16,661 145
Beam Therapeutics, Inc.(Æ) 44,480 3,078
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 47,868 6,359
BioLife Solutions, Inc.(Æ) 282,935 8,442
Bluebird Bio, Inc.(Æ)(Ð) 35,426 280
Blueprint Medicines Corp.(Æ) 23,337 1,799
BridgeBio Pharma, Inc.(Æ)(Ñ) 59,384 586
Cara Therapeutics, Inc.(Æ)(Ð) 14,202 164
Cardinal Health, Inc.(Û) 5,708 294
Cardiovascular Systems, Inc.(Æ) 13,319 234
CareDx, Inc.(Æ) 11,219 469
Catalyst Pharmaceuticals, Inc.(Æ)(Ð) 30,389 175
Clovis Oncology, Inc.(Æ)(Ñ) 90,097 184
Computer Programs & Systems, Inc.(Æ) 21,191 600
CONMED Corp. 36,579 5,033
Consensus Cloud Solutions, Inc. Class W(Æ) 33,788 1,916
Cross Country Healthcare, Inc.(Æ) 5,800 125
Cutera, Inc.(Æ) 6,664 243
Cytokinetics, Inc.(Æ) 89,015 2,954
CytomX Therapeutics, Inc.(Æ)(Ð) 37,696 173
Deciphera Pharmaceuticals, Inc.(Æ)(Ð) 6,332 53
Denali Therapeutics, Inc.(Æ) 27,591 944
Eagle Pharmaceuticals, Inc.(Æ) 3,842 177
Editas Medicine, Inc.(Æ) 9,513 181
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 6,878 409
Encompass Health Corp.(Æ) 61,348 3,806
Endo International PLC(Æ) 97,978 313
Ensign Group, Inc. (The) 15,666 1,182
Epizyme, Inc.(Æ)(Ð) 32,127 40
Exelixis, Inc.(Æ)(Û) 82,055 1,485
FibroGen, Inc.(Æ)(Ð) 50,616 764
Forma Therapeutics Holdings, Inc.(Æ) 10,695 127
F-Star Therapeutics, Inc.(Æ) 126,426 491
G1 Therapeutics, Inc.(Æ) 24,933 251
Global Blood Therapeutics, Inc.(Æ)(Ð) 4,815 139
Gossamer Bio, Inc.(Æ) 20,502 197
Halozyme Therapeutics, Inc.(Æ) 11,090 384
Harrow Health, Inc.(Æ)(Ñ) 234,330 1,757
Heska Corp.(Æ) 35,108 4,830
Homology Medicines, Inc.(Æ)(Ð) 23,048 86
IGM Biosciences, Inc.(Æ)(Ñ) 10,321 183
Inari Medical, Inc.(Æ) 15,202 1,118
InfuSystems Holdings, Inc.(Æ) 216,416 3,268
Inhibrx, Inc.(Æ) 74,684 1,984
Inogen, Inc.(Æ) 6,959 207
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Insmed, Inc.(Æ) 24,459 555
Inspire Medical Systems, Inc.(Æ) 4,811 1,065
Intellia Therapeutics, Inc.(Æ) 34,771 3,288
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 19,762 324
Invacare Corp.(Æ) 88,390 199
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 47,608 1,514
iRadimed Corp.(Æ) 81,045 3,227
iRhythm Technologies, Inc.(Æ) 18,921 2,362
Jazz Pharmaceuticals PLC(Æ)(Ð)(Û) 13,042 1,812
Karuna Therapeutics, Inc.(Æ) 3,300 366
Kezar Life Sciences, Inc.(Æ) 57,644 760
Kodiak Sciences, Inc.(Æ) 7,106 417
Kura Oncology, Inc.(Æ) 23,826 336
Lantheus Holdings, Inc.(Æ) 151,882 3,859
LeMaitre Vascular, Inc. 148,680 6,290
LHC Group, Inc.(Æ) 24,855 3,085
LivaNova PLC(Æ) 16,243 1,220
MedAvail Holdings, Inc.(Æ) 156,848 226
MEDNAX, Inc.(Æ) 43,423 1,062
Medpace Holdings, Inc.(Æ) 51,664 9,167
MeiraGTx Holdings PLC(Æ) 28,388 426
Mirati Therapeutics, Inc.(Æ) 22,033 2,629
Mirum Pharmaceuticals, Inc.(Æ) 5,048 96
Molecular Templates, Inc.(Æ) 141,511 435
Molina Healthcare, Inc.(Æ)(Û) 7,601 2,208
Myriad Genetics, Inc.(Æ) 8,925 235
Natus Medical, Inc.(Æ) 60,540 1,395
Nektar Therapeutics(Æ)(Ð) 6,041 67
Neogen Corp.(Æ) 142,823 5,209
NeoGenomics, Inc.(Æ) 117,069 2,639
Neurocrine Biosciences, Inc.(Æ) 15,746 1,244
Nevro Corp.(Æ) 15,460 1,016
NextGen Healthcare, Inc.(Æ)(Ð) 17,719 342
NGM Biopharmaceuticals, Inc.(Æ) 8,027 127
Omnicell, Inc.(Æ) 30,038 4,510
Orthofix Medical, Inc.(Æ) 9,071 276
Ovid Therapeutics, Inc.(Æ) 119,346 329
Owens & Minor, Inc. 33,083 1,392
Pacific Biosciences of California, Inc.(Æ) 23,769 266
Pacira BioSciences, Inc.(Æ) 16,983 1,066
Pennpant Group, Inc. (The)(Æ) 21,778 362
Perrigo Co. PLC(Û) 2,366 90
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 3,417 57
Phibro Animal Health Corp. Class A 52,704 1,017
Pliant Therapeutics, Inc.(Æ) 14,564 171
Poseida Therapeutics, Inc.(Æ) 12,751 61
Prestige Brands Holdings, Inc.(Æ) 11,584 654
Progenics Pharmaceuticals, Inc.(Æ)(Š) 15,095 —
Protagonist Therapeutics, Inc.(Æ) 90,512 2,651
Protech Home Medical Corp.(Æ) 153,404 807
Prothena Corp. PLC(Æ) 7,985 272
PTC Therapeutics, Inc.(Æ)(Ð) 101,626 4,088
Radius Health, Inc.(Æ)(Ð) 27,694 210
RadNet, Inc.(Æ) 54,026 1,391
Reata Pharmaceuticals, Inc. Class A(Æ) 21,021 591
Recro Pharma, Inc.(Æ) 381,602 588
Recursion Pharmaceuticals, Inc. Class A(Æ) 15,745 186
Repligen Corp.(Æ) 26,642 5,284
Revance Therapeutics, Inc.(Æ)(Ð) 19,823 264
RxSight, Inc.(Æ)(Ñ) 22,691 233

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sage Therapeutics, Inc.(Æ) 15,573 614
Sarepta Therapeutics, Inc.(Æ)(Ð) 17,812 1,275
Schrodinger, Inc.(Æ) 57,854 1,640
Selecta Biosciences, Inc.(Æ)(Ð) 33,468 84
Seres Therapeutics, Inc.(Æ)(Ð) 28,123 235
ShockWave Medical, Inc.(Æ) 11,821 1,714
SIGA Technologies, Inc.(Æ) 194,319 1,265
SpringWorks Therapeutics, Inc.(Æ) 20,210 1,125
STAAR Surgical Co.(Æ) 6,140 447
Stoke Therapeutics, Inc.(Æ) 3,879 74
Surmodics, Inc.(Æ) 1,873 86
Sutro Biopharma, Inc.(Æ) 4,188 45
Syros Pharmaceuticals, Inc.(Æ)(Ð) 648 1
Talkspace, Inc.(Æ)(Ñ) 131,695 195
Tenet Healthcare Corp.(Æ)(Û) 34,100 2,528
TG Therapeutics, Inc.(Æ) 22,358 259
Theravance Biopharma, Inc.(Æ) 25,403 231
TransMedics Group, Inc.(Æ) 19,704 313
Travere Therapeutics, Inc.(Æ) 21,335 587
Tricida, Inc.(Æ) 7,413 75
Turning Point Therapeutics, Inc.(Æ) 7,072 263
Twist Bioscience Corp.(Æ) 26,200 1,557
United Therapeutics Corp.(Æ)(Û) 10,530 2,126
Utah Medical Products, Inc. 40,944 3,852
Vanda Pharmaceuticals, Inc.(Æ) 661 10
Varex Imaging Corp.(Æ)(Ð) 13,732 358
Vincerx Pharma, Inc.(Æ) 28,219 203
Vir Biotechnology, Inc.(Æ) 13,055 448
Vivos Therapeutics, Inc.(Æ)(Ñ) 102,668 254
WaVe Life Sciences, Ltd.(Æ) 5,030 11
Xencor, Inc.(Æ) 51,369 1,766
Xenon Pharmaceuticals, Inc.(Æ) 26,204 711
Zentalis Pharmaceuticals, Inc.(Æ) 29,685 1,694
Zogenix, Inc.(Æ) 101,809 2,648
Zymeworks, Inc.(Æ) 54,159 482
222,998
Materials and Processing - 7.2%
AdvanSix, Inc. 7,909 333
Allegheny Technologies, Inc.(Æ) 37,239 681
American Vanguard Corp. 147,249 2,234
Apogee Enterprises, Inc. 10,091 451
Arconic Corp.(Æ) 89,426 2,766
Ashland Global Holdings, Inc.(Ð) 15,291 1,469
Aspen Aerogels, Inc.(Æ) 14,329 426
Atkore International Group, Inc.(Æ) 5,232 564
AZEK Co., Inc. (The)(Æ) 83,808 2,768
Beacon Roofing Supply, Inc.(Æ) 11,567 635
Belden, Inc. 9,029 505
BlueLinx Holdings, Inc.(Æ) 1,814 130
Boise Cascade Co. 14,330 1,006
BrightView Holdings, Inc.(Æ) 93,564 1,242
Cabot Corp. 70,177 3,859
Caesarstone, Ltd. 42,469 524
Capstone Mining Corp.(Æ) 137,405 585
Carpenter Technology Corp. 47,853 1,374
Chemours Co. (The) 25,746 842
Clearwater Paper Corp.(Æ) 5,030 159
Compass Minerals International, Inc. 5,321 284
Constellium SE(Æ) 48,671 851
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cornerstone Building Brands, Inc.(Æ) 150,222 2,216
Critical Elements Lithium Corp.(Æ) 483,648 540
Culp, Inc. 167,379 1,515
Danimer Scientific, Inc.(Æ)(Ñ) 73,244 367
Ecovyst, Inc.(Æ) 77,803 796
European Metals Holdings, Ltd.(Æ) 481,932 473
Horizonte Minerals PLC 231,793 —
Horizonte Minerals PLC(Æ)(Ñ) 4,635,861 376
Huntsman Corp. 109,001 3,905
Ingevity Corp.(Æ) 31,194 2,056
Insteel Industries, Inc. 101,306 3,832
Interface, Inc. Class A 43,972 583
Kaiser Aluminum Corp. 3,449 330
Koppers Holdings, Inc. 56,207 1,679
Louisiana-Pacific Corp. 22,080 1,467
LSI Industries, Inc. 26,585 198
Masonite International Corp.(Æ) 981 97
Mosaic Co. (The) 81,946 3,274
MRC Global, Inc.(Æ) 24,901 185
Mueller Water Products, Inc. Class A 28,249 363
Neenah Paper, Inc. 38,353 1,768
NN, Inc.(Æ) 5,226 20
Northwest Pipe Co.(Æ) 32,731 929
Nouveau Monde Graphite, Inc.(Æ)(Ñ) 32,462 227
O-I Glass, Inc. Class I(Æ) 53,057 706
Oil-Dri Corp. of America 11,714 399
Olin Corp.(Ð) 34,213 1,734
Omega Flex, Inc. 14,014 1,989
Orion Engineered Carbons SA 13,118 224
Pactiv Evergreen, Inc. 2,153 24
Patrick Industries, Inc. 10,219 658
Quaker Chemical Corp. 17,619 3,685
Rayonier Advanced Materials, Inc.(Æ) 18,469 115
Royal Gold, Inc. 11,934 1,212
Ryerson Holding Corp. 631 13
Schnitzer Steel Industries, Inc. Class A 10,023 392
Schweitzer-Mauduit International, Inc. 89,012 2,694
Silgan Holdings, Inc. 38,834 1,739
Simpson Manufacturing Co., Inc. 5,291 597
SiteOne Landscape Supply, Inc.(Æ) 19,722 3,552
Stelco Holdings, Inc. 30,656 887
Stepan Co. 7,574 834
Summit Materials, Inc. Class A(Æ) 24,709 879
Sylvamo Corp.(Æ) 123,376 3,675
TimkenSteel Corp.(Æ) 27,088 380
Trinseo Public, Ltd. Co. 17,616 943
Tronox Holdings PLC Class A 224,383 5,092
UFP Technologies, Inc.(Æ) 40,051 2,842
Unifi, Inc.(Æ)(Ð) 25,001 475
Univar Solutions, Inc. - ADR(Æ) 101,658 2,694
Universal Stainless & Alloy Products, Inc.(Æ) 74,235 650
Valvoline, Inc. 119,026 3,921
Venator Materials PLC(Æ) 287,452 696
Veritiv Corp.(Æ) 13,794 1,284
Verso Corp. Class A 11,387 306
VSE Corp. 11,781 608
Westlake Chemical Corp.(Û) 1,729 171
Westrock Co.(Û) 5,272 243
97,197

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - 14.5%
ABM Industries, Inc. 22,778 950
Acacia Research Corp.(Æ) 5,587 25
ACCO Brands Corp. 31,593 257
AGCO Corp.(Ð)(Û) 14,011 1,642
Air Transport Services Group, Inc.(Æ) 22,197 596
Allegiant Travel Co. Class A(Æ)(Ð) 2,129 380
Allied Motion Technologies, Inc. 96,386 3,455
Allison Transmission Holdings, Inc. Class A 54,909 2,086
Alta Equipment Group, Inc.(Æ) 145,004 1,976
Applied Industrial Technologies, Inc. 7,558 741
ArcBest Corp. 17,566 1,554
Arcosa, Inc. 34,654 1,617
Ardmore Shipping Corp.(Æ)(Ñ) 360,642 1,233
Argan, Inc. 73,147 2,718
ASGN, Inc.(Æ) 10,585 1,216
Astronics Corp.(Æ) 8,341 100
Atlas Air Worldwide Holdings, Inc.(Æ) 5,481 440
Barnes Group, Inc. 22,129 1,000
Barrett Business Services, Inc. 20,863 1,336
Bellring Brands, Inc. Class A(Æ)(Ð) 11,178 272
Bloom Energy Corp. Class A(Æ) 40,990 618
Bowman Consulting Group, Ltd.(Æ) 26,764 527
Brady Corp. Class A 8,669 450
Brookfield Infrastructure Corp. Class A 5,252 348
Chart Industries, Inc.(Æ) 21,497 2,620
Cimpress NV(Æ) 4,577 308
Commercial Vehicle Group, Inc.(Æ) 1,986 15
Concrete Pumping Holdings, Inc.(Æ) 83,929 689
CoreCivic, Inc.(Æ) 39,057 395
Covenant Transportation Group, Inc. Class
A(Ð) 24,769 538
CRA International, Inc. 44,218 3,762
Crane Co. 6,210 643
Daseke, Inc.(Æ) 9,603 107
Deluxe Corp. 95,538 2,876
DHT Holdings, Inc. 304,574 1,486
Dorian LPG, Ltd. 10,050 119
Ducommun, Inc.(Æ) 1,532 67
DXP Enterprises, Inc.(Æ) 590 17
Dycom Industries, Inc.(Æ) 6,902 582
Element Solutions, Inc.(Æ)(Ð) 232,800 5,225
EMCOR Group, Inc. 18,483 2,204
Encore Wire Corp. 8,349 941
Ennis, Inc. 15,653 296
Euronav NV(Ñ) 471,415 3,923
Evo Payments, Inc. Class A(Æ) 260,589 6,286
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 118,548 3,868
Fluor Corp.(Æ)(Ð) 42,249 889
Franklin Electric Co., Inc. 7,665 665
frontdoor, Inc.(Æ) 63,793 2,316
Genasys, Inc.(Æ) 352,966 1,366
Genco Shipping & Trading, Ltd. 10,621 165
Granite Construction, Inc.(Ð) 15,472 557
Greenbrier Cos., Inc. 100,277 4,048
Hackett Group, Inc. (The) 23,113 442
Healthcare Services Group, Inc. 2,550 46
Heidrick & Struggles International, Inc. 18,552 812
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Herc Holdings, Inc.(Æ) 3,601 578
Herman Miller, Inc. 86,665 3,347
Hillman Solutions Corp.(Æ) 67,749 608
HNI Corp. 10,329 433
Hub Group, Inc. Class A(Æ) 10,225 774
Huntington Ingalls Industries, Inc.(Û) 1,377 258
Hyster-Yale Materials Handling, Inc. 1,937 87
ICF International, Inc. 11,646 1,099
Infrastructure and Energy Alternatives, Inc.
(Æ) 135,253 1,220
Insperity, Inc. 7,883 848
International Money Express, Inc.(Æ) 48,279 773
Itron, Inc.(Æ) 6,420 398
JetBlue Airways Corp.(Æ) 106,610 1,560
Kaman Corp. Class A 63,405 2,534
KBR, Inc. 41,783 1,813
Kennametal, Inc. 108,668 3,757
Kimball International, Inc. Class B 267,660 2,629
Kirby Corp.(Æ) 19,686 1,283
Knight-Swift Transportation Holdings, Inc.
(Æ) 25,351 1,434
Korn & Ferry International 15,309 1,016
Kratos Defense & Security Solutions, Inc.(Æ) 124,818 2,092
Latham Group, Inc.(Æ) 23,868 398
Manitowoc Co., Inc. (The)(Æ)(Ð) 9,655 176
ManpowerGroup, Inc. 16,853 1,767
Marathon Digital Holdings, Inc.(Æ)(Ñ) 15,141 356
Marten Transport, Ltd. 46,899 783
Matson, Inc. 9,221 901
Mesa Air Group, Inc.(Æ) 128,959 645
Mesa Laboratories, Inc. 32,379 9,207
Methode Electronics, Inc. 49,108 2,162
Mitek Systems, Inc.(Æ) 198,211 3,245
Modine Manufacturing Co.(Æ) 16,729 153
Murphy USA, Inc.(Û) 7,138 1,404
MYR Group, Inc.(Æ)(Ð) 5,232 492
Neo Performance Materials, Inc. 45,297 637
Nikola Corp.(Æ)(Ñ) 122,682 985
Orion Group Holdings, Inc.(Æ) 219,138 701
Park-Ohio Holdings Corp. 1,340 27
Pitney Bowes, Inc. 169,662 1,045
Powell Industries, Inc. 17,190 513
Primoris Services Corp. 8,177 210
Radiant Logistics, Inc.(Æ) 160,906 999
Ranpak Holdings Corp.(Æ) 56,782 1,525
Resources Connection, Inc. 77,894 1,358
Riot Blockchain, Inc.(Æ)(Ñ) 18,021 287
Roth CH Acquisition I Co. Parent Corp.(Æ) 80,249 477
Rush Enterprises, Inc. Class A 11,819 624
Ryder System, Inc.(Ð) 16,949 1,240
Saia, Inc.(Æ) 36,080 10,258
Schneider National, Inc. Class B(Ð) 18,003 461
Scorpio Tankers, Inc. 62,525 851
SFL Corp., Ltd.(Æ) 28,577 234
Smith & Wesson Brands, Inc.(Æ) 18,053 308
Southwest Gas Holdings, Inc. 5,921 404
Steelcase, Inc. Class A 33,652 415
Sun Country Airlines Holdings, Inc.(Æ) 42,218 1,122
Teekay Tankers, Ltd. Class A(Æ) 125,135 1,335
Tennant Co. 39,889 3,078

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terex Corp.(Ð) 19,020 794
Tetra Tech, Inc. 5,862 816
Textainer Group Holdings, Ltd. 12,085 444
Textron, Inc.(Ð) 13,292 905
Thermon Group Holdings, Inc.(Æ) 41,998 720
Titan International, Inc.(Æ)(Ð) 234,311 2,284
Titan Machinery, Inc.(Æ) 6,004 185
TopBuild Corp.(Æ) 22,468 5,228
Travel + Leisure Co.(Æ) 48,121 2,733
TriNet Group, Inc.(Æ) 13,956 1,189
Trinity Industries, Inc. 22,736 653
TrueBlue, Inc.(Æ)(Ð) 38,953 1,036
Tutor Perini Corp.(Æ) 276,710 3,293
UFP Industries, Inc.(Æ) 11,404 911
Universal Truckload Services, Inc. 62,373 1,062
US Xpress Enterprises, Inc. Class A(Æ) 4,291 19
USA Truck, Inc.(Æ) 41,250 778
Vectrus, Inc.(Æ) 22,883 1,053
Vishay Precision Group, Inc.(Æ) 26,261 841
Wabash National Corp. 1,986 39
Werner Enterprises, Inc. 13,525 603
WESCO International, Inc.(Æ) 26,370 3,214
WillScot Mobile Mini Holdings Corp.(Æ) 30,278 1,121
WNS Holdings, Ltd. - ADR(Æ) 121,421 10,220
Xerox Holdings Corp.(Ð) 56,602 1,195
Zurn Water Solutions Corp. 30,815 941
195,411
Technology - 12.1%
8x8, Inc.(Æ) 30,659 471
A10 Networks, Inc. 20,188 299
Absolute Software Corp. 130,445 1,050
ADTRAN, Inc.(Ð) 31,951 614
Agilysys, Inc.(Æ) 37,051 1,410
Alarm.com Holdings, Inc.(Æ) 6,543 488
Alight, Inc. Class A(Æ) 391,242 3,779
Allot Communications, Ltd.(Æ) 46,381 445
Alpha & Omega Semiconductor, Ltd.(Æ) 4,451 200
Ambarella, Inc.(Æ) 4,118 577
American Software, Inc. Class A 240,317 5,525
Appfolio, Inc. Class A(Æ) 19,532 2,251
Appian Corp.(Æ) 5,507 310
Arlo Technologies, Inc.(Æ)(Ð) 52,146 453
Arrow Electronics, Inc.(Æ)(Ð) 15,176 1,882
Asana, Inc. Class A(Æ) 8,452 444
Asure Software, Inc.(Æ) 64,049 464
Avaya Holdings Corp.(Æ) 44,134 804
Aviat Networks, Inc.(Æ) 1,604 47
Avid Technology, Inc.(Æ) 16,324 512
Avnet, Inc. 21,391 863
Axcelis Technologies, Inc.(Æ) 16,468 1,031
Bandwidth, Inc. Class A(Æ) 4,599 288
Benchmark Electronics, Inc.(Ð) 21,953 530
Benefitfocus, Inc.(Æ) 7,364 82
BigCommerce Holdings, Inc.(Æ) 25,188 823
Blackline, Inc.(Æ) 6,172 567
Box, Inc. Class A(Æ)(Û) 5,350 140
Brightcove, Inc.(Æ) 5,000 47
Cadre Holdings, Inc.(Ñ) 56,399 1,231
CalAmp Corp.(Æ) 16,950 101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Calix, Inc.(Æ) 8,807 443
Cargurus, Inc.(Æ) 18,351 585
Casa Systems, Inc.(Æ) 17,826 79
Cerence, Inc.(Æ) 28,906 1,835
ChannelAdvisor Corp.(Æ) 25,440 538
Ciena Corp.(Æ)(Û) 30,005 1,990
Cirrus Logic, Inc.(Æ)(Û) 18,466 1,652
Citrix Systems, Inc.(Ð) 1,453 148
CommScope Holding Co., Inc.(Æ) 218,575 2,052
CommVault Systems, Inc.(Æ)(Û) 10,255 692
comScore, Inc.(Æ)(Ð) 377,748 1,145
Comtech Telecommunications Corp.(Ð) 6,099 124
Concentrix Corp. 12,514 2,515
Conduent, Inc.(Æ) 47,960 227
Covetrus, Inc.(Æ) 16,068 290
CSG Systems International, Inc.(Ð) 10,540 598
Daily Journal Corp.(Æ) 3,157 1,023
Diebold Nixdorf, Inc.(Æ) 9,393 88
DigitalOcean Holdings, Inc.(Æ) 7,549 433
Domo, Inc. Class B(Æ) 4,446 209
Donnelley Financial Solutions, Inc.(Æ) 12,849 478
DoubleVerify Holdings, Inc.(Æ) 96,863 2,679
Dropbox, Inc. Class A(Æ)(Û) 75,771 1,875
Duck Creek Technologies, Inc.(Æ) 8,276 211
DXC Technology Co.(Æ) 9,176 276
Ebix, Inc. 5,475 166
eGain Corp.(Æ) 62,609 647
EMCORE Corp.(Æ) 4,942 29
Endava PLC - ADR(Æ) 37,088 4,511
EverQuote, Inc. Class A(Æ) 30,862 508
Extreme Networks, Inc.(Æ) 41,932 532
Frontier Communications Corp.(Æ) 13,736 366
GoDaddy, Inc. Class A(Æ)(Ð) 7,866 596
IBEX Holdings, Ltd.(Æ) 45,453 660
Infinera Corp.(Æ)(Ð) 87,946 741
INNOVATE Corp.(Æ)(Ñ) 173,885 683
Inspired Entertainment, Inc.(Æ) 70,996 916
Jabil Circuit, Inc.(Ð) 30,972 1,904
Kimball Electronics, Inc.(Æ) 53,122 1,052
Kulicke & Soffa Industries, Inc. 89,470 4,893
KVH Industries, Inc.(Æ) 48,581 437
Lantronix, Inc.(Æ) 260,632 1,884
Lattice Semiconductor Corp.(Æ) 16,134 891
Liberty Latin America, Ltd. Class C(Æ) 59,064 639
LiveRamp Holdings, Inc.(Æ) 33,505 1,496
Loyalty Ventures, Inc.(Æ) 20,510 601
Mandiant, Inc.(Æ)(Û) 33,300 502
Maxar Technologies, Inc. 79,781 2,075
Mercury Systems, Inc.(Æ) 51,358 2,923
Mimecast, Ltd.(Æ) 54,056 4,309
Model N, Inc.(Æ) 114,119 3,157
N-Able, Inc.(Æ) 141,518 1,579
NAPCO Security Technologies, Inc.(Æ) 202,068 4,201
NETGEAR, Inc.(Æ) 28,950 801
NetScout Systems, Inc.(Æ)(Ð) 35,448 1,118
nLight, Inc.(Æ) 206,029 4,263
Nutanix, Inc. Class A(Æ)(Ð) 43,690 1,194
ON24, Inc.(Æ) 107,398 1,767
OneSpan, Inc.(Æ) 11,822 190
Ooma, Inc.(Æ) 81,489 1,471

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PAE, Inc.(Æ) 153,850 1,540
Parsons Corp.(Æ) 5,806 177
PC Connection, Inc.(Ð) 389 17
PCTEL, Inc. 133,758 704
PDF Solutions, Inc.(Æ) 150,463 4,473
Pegasystems, Inc. 68,540 6,801
Perficient, Inc.(Æ) 4,682 491
Ping Identity Holding Corp.(Æ) 23,060 456
Plantronics, Inc.(Æ) 19,792 527
PlayAGS, Inc.(Æ) 13,086 102
Playtika Holding Corp.(Æ)(Û) 30,199 514
Power Integrations, Inc. 10,889 879
Pure Storage, Inc. Class A(Æ) 16,181 429
Q2 Holdings, Inc.(Æ) 14,438 942
Qualys, Inc.(Æ) 39,814 5,102
Quantum Corp.(Æ) 211,871 1,068
Radcom, Ltd.(Æ) 72,195 866
Rambus, Inc.(Æ) 47,790 1,207
Ribbon Communications, Inc.(Æ) 41,601 187
Rimini Street, Inc.(Æ) 13,834 71
Rogers Corp.(Æ) 5,118 1,397
SailPoint Technologies Holding, Inc.(Æ) 13,283 514
ScanSource, Inc.(Æ) 5,284 165
SecureWorks Corp. Class A(Æ) 3,319 49
Semtech Corp.(Æ) 7,386 525
Silicon Laboratories, Inc.(Æ) 21,357 3,528
Simulations Plus, Inc.(Ñ) 176,993 7,526
SiTime Corp.(Æ) 2,792 651
Sprout Social, Inc. Class A(Æ) 11,688 805
SPS Commerce, Inc.(Æ) 5,790 717
Super Micro Computer, Inc.(Æ)(Ð) 29,217 1,184
Synaptics, Inc.(Æ) 3,365 708
Synchronoss Technologies, Inc.(Æ)(Ð) 14,477 30
TrueCar, Inc.(Æ) 69,251 238
Unisys Corp.(Æ) 80,271 1,465
Upland Software, Inc.(Æ) 4,922 96
Upwork, Inc.(Æ) 15,473 421
Varonis Systems, Inc.(Æ) 13,758 513
Veeco Instruments, Inc.(Æ)(Ð) 18,318 504
Verint Systems, Inc.(Æ)(Û) 11,910 611
Workiva, Inc.(Æ) 89,539 10,592
Yelp, Inc. Class A(Æ)(Û) 22,517 778
163,185
Utilities - 5.4%
ALLETE, Inc. 84,015 5,363
American States Water Co. 5,745 530
Artesian Resources Corp. Class A 16,585 799
Avista Corp. 27,716 1,232
Black Hills Corp. 7,860 532
Brigham Minerals, Inc. Class A 265,280 5,741
Chesapeake Energy Corp. 22,013 1,501
CNX Resources Corp.(Æ) 93,146 1,381
Cogent Communications Holdings, Inc.(Ð) 17,365 1,105
Comstock Resources, Inc.(Æ)(Ð) 26,595 207
Consolidated Communications Holdings, Inc.
(Æ)(Ð) 5,562 40
Denbury, Inc.(Æ) 8,592 646
DT Midstream, Inc. 59,356 3,069
Earthstone Energy, Inc. Class A(Æ) 41,959 573
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Evolution Petroleum Corp. 124,065 713
Gogo, Inc.(Æ)(Ñ) 90,168 1,123
Gulfport Energy Corp.(Æ) 1,782 117
IDACORP, Inc. 5,357 590
IDT Corp. Class B(Æ) 19,869 746
Iridium Communications, Inc.(Æ) 18,623 668
J2 Global, Inc.(Æ) 25,823 2,713
Mammoth Energy Services, Inc.(Æ) 95,796 166
MDU Resources Group, Inc. 221,150 6,495
MGE Energy, Inc. 8,565 663
New Jersey Resources Corp. 17,590 707
Northern Oil and Gas, Inc. 286,696 6,743
Northwest Natural Holding Co. 27,164 1,286
NorthWestern Corp. 7,088 412
NRG Energy, Inc. 49,751 1,987
Oasis Petroleum, Inc. 5,252 711
ONE Gas, Inc. 46,200 3,599
Ovintiv, Inc.(Û) 58,980 2,289
Pinnacle West Capital Corp. 25,526 1,777
Plains GP Holdings, LP Class A(Æ) 26,054 300
PNM Resources, Inc. 13,509 605
Portland General Electric Co. 40,295 2,117
Pure Cycle Corp.(Æ) 62,929 807
RGC Resources, Inc. 148,823 3,360
South Jersey Industries, Inc. 92,608 2,317
Spire, Inc. 8,732 576
Spok Holdings, Inc. 184,879 1,827
Telephone & Data Systems, Inc.(Ð) 27,731 549
US Cellular Corp.(Æ) 5,781 177
Vidler Water Resources, Inc.(Æ) 63,899 752
Vistra Corp.(Ð) 89,576 1,949
Vonage Holdings Corp.(Æ) 29,278 610
Whiting Petroleum Corp. 4,838 359
Yellow Corp.(Æ) 13,211 138
York Water Co. (The) 2,954 134
72,801
Total Common Stocks
(cost $1,164,052) 1,333,494
Short-Term Investments - 4.9%
U.S. Cash Management Fund(@) 65,730,683 (∞) 65,711
Total Short-Term Investments
(cost $65,712) 65,711
Other Securities - 1.2%
U.S. Cash Collateral Fund(@)(×) 16,957,270 (∞)
16,957
Total Other Securities
(cost $16,957) 16,957
Total Investments - 104.8%
(identified cost $1,246,721) 1,416,162
Securities Sold Short - (4.0)%
Consumer Discretionary - (0.6)%
1-800-Flowers.com, Inc. Class A(Æ) (13,524) (230)
Akoustis Technologies, Inc.(Æ) (15,086) (91)
AMC Entertainment Holdings, Inc. Class
A(Æ) (46,056) (740)
AMMO, Inc.(Æ) (13,079) (61)
Astra Space, Inc.(Æ) (56,748) (271)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bally's Corp.(Æ) (4,617) (165)
BARK, Inc.(Æ) (8,600) (32)
Byrna Technologies, Inc.(Æ) (12,495) (136)
Callaway Golf Co.(Æ) (26,228) (626)
Cardlytics, Inc.(Æ) (2,118) (142)
CarParts.com, Inc.(Æ) (30,166) (278)
Cinedigm Corp. Class A(Æ) (84,777) (72)
CuriosityStream, Inc.(Æ) (19,002) (84)
Fox Factory Holding Corp.(Æ) (3,466) (461)
fuboTV, Inc.(Æ) (4,427) (48)
GameStop Corp. Class A(Æ) (8,248) (898)
GrowGeneration Corp.(Æ) (9,211) (78)
Lindblad Expeditions Holdings, Inc.(Æ) (5,896) (99)
Lordstown Motors Corp. Class A(Æ) (21,702) (65)
Lovesac Co. (The)(Æ) (973) (52)
Madison Square Garden Entertainment Corp.
(Æ) (11,914) (844)
Marcus Corp.(Æ) (12,912) (218)
National CineMedia, Inc. (27,739) (73)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (20,605) (988)
Stitch Fix, Inc. Class A(Æ) (1,995) (33)
TechTarget, Inc.(Æ) (8,422) (699)
Transcat, Inc.(Æ) (711) (67)
Warner Music Group Corp. Class A (11,539) (490)
(8,041)
Consumer Staples - (0.2)%
22nd Century Group, Inc.(Æ) (77,193) (168)
Cadiz, Inc.(Æ) (7,644) (21)
Chefs' Warehouse Holdings, Inc.(Æ) (8,257) (246)
Freshpet, Inc.(Æ) (10,111) (941)
Greenlane Holdings, Inc. Class A(Æ) (21,110) (16)
MGP Ingredients, Inc. (6,302) (477)
PetMed Express, Inc. (11,422) (295)
Utz Brands, Inc. (14,416) (232)
Vital Farms, Inc.(Æ) (5,248) (87)
Zevia PBC Class A(Æ) (5,256) (42)
(2,525)
Energy - (0.2)%
Aemetis, Inc.(Æ) (6,511) (60)
Ameresco, Inc. Class A(Æ) (11,017) (558)
Archaea Energy, Inc.(Æ) (10,500) (182)
Beam Global(Æ) (2,617) (34)
Blink Charging Co.(Æ) (1,363) (29)
Cleanspark, Inc.(Æ) (12,037) (81)
FuelCell Energy, Inc.(Æ) (6,222) (26)
Gevo, Inc.(Æ) (17,214) (59)
Liberty Oilfield Services, Inc. Class A(Æ) (61,855) (748)
Southwestern Energy Co.(Æ) (112,836) (496)
Sunrun, Inc.(Æ) (16,070) (417)
(2,690)
Financial Services - (0.5)%
Ambac Financial Group, Inc.(Æ) (17,620) (250)
Arbor Realty Trust, Inc.(ö) (45,258) (792)
BRP Group, Inc. Class A(Æ) (19,940) (609)
Franchise Group, Inc.(Æ) (5,017) (251)
Hamilton Lane, Inc. Class A (3,236) (293)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (13,557) (562)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Legacy Housing Corp.(Æ) (711) (18)
Newmark Group, Inc. Class A (46,458) (711)
Orchid Island Capital, Inc.(ö) (75,537) (304)
Rocket Cos., Inc. Class A (51,990) (657)
Shift4 Payments, Inc. Class A(Æ) (18,612) (981)
StepStone Group, Inc. Class A (18,003) (630)
Trupanion, Inc.(Æ) (9,676) (922)
UWM Holdings Corp. (40,105) (207)
(7,187)
Health Care - (1.2)%
1Life Healthcare, Inc.(Æ) (82,792) (924)
Aadi Bioscience, Inc.(Æ) (3,964) (75)
Absci Corp.(Æ) (5,051) (34)
Adagio Therapeutics, Inc.(Æ) (11,380) (82)
Aldeyra Therapeutics, Inc.(Æ) (17,927) (66)
Alpha Teknova, Inc.(Æ) (5,392) (85)
Alphatec Holdings, Inc.(Æ) (23,433) (242)
Anavex Life Sciences Corp.(Æ) (7,166) (94)
ANI Pharmaceuticals, Inc.(Æ) (3,139) (127)
Arcus Biosciences, Inc.(Æ) (2,502) (77)
Arcutis Biotherapeutics, Inc.(Æ) (1,031) (16)
Asensus Surgical, Inc.(Æ) (64,740) (57)
Aspira Women's Health, Inc.(Æ) (27,154) (33)
Athira Pharma, Inc.(Æ) (18,200) (187)
Atossa Therapeutics, Inc.(Æ) (17,136) (23)
aTyr Pharma, Inc.(Æ) (16,795) (96)
AVEO Pharmaceuticals, Inc.(Æ) (12,089) (44)
Avidity Biosciences, Inc.(Æ) (1,844) (31)
Berkeley Lights, Inc.(Æ) (560) (5)
BioLife Solutions, Inc.(Æ) (17,561) (524)
Bionano Genomics, Inc.(Æ) (223,742) (497)
Brooklyn ImmunoTherapeutics, Inc.(Æ) (1,100) (3)
CEL-SCI Corp.(Æ) (7,067) (43)
Cerevel Therapeutics Holdings, Inc.(Æ) (1,845) (48)
Chinook Therapeutics, Inc.(Æ) (9,481) (122)
ChromaDex Corp.(Æ) (9,156) (26)
Citius Pharmaceuticals, Inc.(Æ) (47,240) (71)
ClearPoint Neuro, Inc.(Æ) (6,099) (54)
Clene, Inc.(Æ) (6,281) (18)
Clover Health Investments Corp.(Æ) (32,284) (83)
Curis, Inc.(Æ) (7,165) (23)
Cytokinetics, Inc.(Æ) (22,563) (749)
DarioHealth Corp.(Æ) (1,932) (17)
DermTech, Inc.(Æ) (6,686) (86)
Dynavax Technologies Corp.(Æ) (7,739) (100)
Evolus, Inc.(Æ) (10,040) (74)
Fate Therapeutics, Inc.(Æ) (10,945) (454)
Fulgent Genetics, Inc.(Æ) (521) (33)
Heska Corp.(Æ) (2,148) (296)
iBio, Inc.(Æ) (7,393) (4)
ICU Medical, Inc.(Æ) (3,947) (842)
Imago BioSciences, Inc.(Æ) (10,650) (215)
ImmunityBio, Inc.(Æ) (12,454) (72)
Immunovant, Inc.(Æ) (6,838) (48)
Inmune Bio, Inc.(Æ) (6,317) (64)
Inotiv, Inc.(Æ) (6,764) (216)
Inovio Pharmaceuticals, Inc.(Æ) (10,383) (43)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Instil Bio, Inc.(Æ) (29,551) (343)
Intra-Cellular Therapies, Inc. Class A(Æ) (12,173) (578)
Invitae Corp.(Æ) (31,097) (350)
Krystal Biotech, Inc.(Æ) (9,098) (537)
Kymera Therapeutics, Inc.(Æ) (13,027) (547)
Lantheus Holdings, Inc.(Æ) (24,294) (617)
LifeStance Health Group, Inc.(Æ) (8,926) (68)
Lineage Cell Therapeutics, Inc.(Æ) (18,084) (29)
MannKind Corp.(Æ) (24,637) (92)
Maravai LifeSciences Holdings, Inc. Class
A(Æ) (32,062) (927)
Matinas BioPharma Holdings, Inc.(Æ) (49,951) (37)
Mustang Bio, Inc.(Æ) (16,000) (19)
NanoString Technologies, Inc.(Æ) (7,278) (253)
NeoGenomics, Inc.(Æ) (27,708) (625)
Ocugen, Inc.(Æ) (11,397) (40)
OncoCyte Corp.(Æ) (23,348) (40)
Oramed Pharmaceuticals, Inc.(Æ) (8,455) (76)
Outlook Therapeutics, Inc.(Æ) (40,118) (57)
Pacific Biosciences of California, Inc.(Æ) (7,189) (80)
PDS Biotechnology Corp.(Æ) (12,842) (77)
PLx Pharma, Inc.(Æ) (14,782) (98)
Quanterix Corp.(Æ) (2,919) (89)
R1 RCM, Inc.(Æ) (5,278) (126)
Relay Therapeutics, Inc.(Æ) (26,748) (592)
Repligen Corp.(Æ) (4,740) (940)
Rigel Pharmaceuticals, Inc.(Æ) (20,041) (51)
Seelos Therapeutics, Inc.(Æ) (43,415) (49)
Sorrento Therapeutics, Inc.(Æ) (3,058) (11)
Spero Therapeutics, Inc.(Æ) (3,054) (36)
Taysha Gene Therapies, Inc.(Æ) (3,769) (30)
Teladoc Health, Inc.(Æ) (5,264) (404)
TFF Pharmaceuticals, Inc.(Æ) (3,937) (22)
TherapeuticsMD, Inc.(Æ) (274,415) (83)
Treace Medical Concepts, Inc.(Æ) (1,615) (29)
Twist Bioscience Corp.(Æ) (6,300) (374)
Vaxart, Inc.(Æ) (10,635) (53)
Veracyte, Inc.(Æ) (18,759) (570)
Vincerx Pharma, Inc.(Æ) (2,761) (20)
VistaGen Therapeutics, Inc.(Æ) (34,458) (56)
ZIOPHARM Oncology, Inc.(Æ) (107,673) (116)
(16,264)
Materials and Processing - (0.2)%
Advanced Drainage Systems, Inc. (7,800) (882)
Builders FirstSource, Inc.(Æ) (18,737) (1,274)
Gatos Silver, Inc.(Æ) (25,093) (78)
Uranium Energy Corp.(Æ) (216,484) (565)
View, Inc.(Æ) (45,885) (121)
(2,920)
Producer Durables - (0.2)%
908 Devices, Inc.(Æ) (4,477) (71)
AeroVironment, Inc.(Æ) (5,206) (296)
American Superconductor Corp.(Æ) (12,872) (106)
CryoPort, Inc.(Æ) (7,590) (317)
Custom Truck One Source, Inc.(Æ) (10,908) (90)
Hydrofarm Holdings Group, Inc.(Æ) (21,481) (421)
Liquidity Services, Inc.(Æ) (4,627) (88)
Luminar Technologies, Inc.(Æ) (10,910) (160)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Macquarie Infrastructure Corp. (25,390) (92)
Magnite, Inc.(Æ) (5,957) (81)
Meta Materials, Inc.(Æ) (36,974) (62)
Performant Financial Corp.(Æ) (10,701) (23)
Proterra, Inc.(Æ) (6,777) (54)
Roth CH Acquisition I Co. Parent Corp.(Æ) (10,054) (60)
Vertex Energy, Inc.(Æ) (15,667) (65)
Workhorse Group, Inc.(Æ) (6,208) (21)
Xometry, Inc. Class A(Æ) (8,208) (424)
(2,431)
Technology - (0.8)%
3D Systems Corp.(Æ) (27,639) (495)
Aehr Test Systems(Æ) (7,318) (93)
Atomera, Inc.(Æ) (5,965) (84)
AXT, Inc.(Æ) (925) (7)
Bentley Systems, Inc. Class B (20,309) (816)
Bill.com Holdings, Inc.(Æ) (2,708) (510)
Brooks Automation, Inc. (10,986) (927)
Digital Turbine, Inc.(Æ) (2,643) (117)
E2open Parent Holdings, Inc.(Æ) (85,344) (794)
Flying Eagle Acquisition Corp.(Æ) (58,376) (281)
HyreCar, Inc.(Æ) (10,128) (34)
Ideanomics, Inc.(Æ) (29,648) (32)
Identiv, Inc.(Æ) (2,780) (54)
II-VI, Inc.(Æ) (14,326) (908)
Immersion Corp.(Æ) (24,607) (127)
Latch, Inc.(Æ) (21,000) (135)
Luna Innovations, Inc.(Æ) (3,206) (23)
MicroStrategy, Inc. Class A(Æ) (1,538) (566)
MicroVision, Inc.(Æ) (25,739) (88)
MongoDB, Inc.(Æ) (1,274) (516)
NAPCO Security Technologies, Inc.(Æ) (7,719) (160)
Onto Innovation, Inc.(Æ) (9,686) (887)
Ouster, Inc.(Æ) (106,550) (375)
PAR Technology Corp.(Æ) (8,738) (328)
Powerfleet, Inc.(Æ) (5,130) (18)
Q2 Holdings, Inc.(Æ) (12,054) (787)
Root, Inc. Class A(Æ) (102,929) (207)
RumbleON, Inc. Class B(Æ) (2,191) (78)
Sabre Corp.(Æ) (44,894) (411)
SkyWater Technology, Inc.(Æ) (2,348) (24)
Vuzix Corp.(Æ) (9,038) (59)
Wolfspeed, Inc.(Æ) (8,991) (847)
(10,788)
Utilities - (0.1)%
Evolution Petroleum Corp. (4,269) (25)
New Fortress Energy LLC (19,165) (421)
NextDecade Corp.(Æ) (17,883) (40)
RingCentral, Inc. Class A(Æ) (2,560) (447)
Tellurian, Inc.(Æ) (32,175) (81)
(1,014)
Total Securities Sold Short
(proceeds $64,855) (53,860)
Other Assets and Liabilities, Net
- (0.8)%
(11,345)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
1,350,957

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 677 USD 68,526 03/22 (2,569)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (2,569)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 167,473 $ — $ —
$ —
$ 167,473
Consumer Staples 45,536 — —
—
45,536
Energy 54,683 — —
—
54,683
Financial Services 314,210 — —
—
314,210
Health Care 222,998 — —
—
222,998
Materials and Processing 97,197 — —
—
97,197
Producer Durables 195,411 — —
—
195,411
Technology 163,185 — —
—
163,185
Utilities 72,80 1 — —
—
72,80 1
Short-Term Investments — — — 65,711 65,711
Other Securities — — — 16,957 16,957
Total Investments
1,333,49 4 — — 82,668 1,416,16 2
Securities Sold Short
**
(53,860) — — — (53,860)
Other Financial Instruments
Liabilities
Futures Contracts (2,569) — — — (2,569)
Total Other Financial Instruments
*
$ (2,569) $ — $ — $ — $ (2,569)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.4%
Argentina - 0.0%
YPF SA - ADR(Æ) 81,628 353
Australia - 1.9%
APA Group 63,127 428
ASX, Ltd. - ADR 17,759 1,057
Australia & New Zealand Banking
Group, Ltd. - ADR 45,030 851
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group, Ltd. 129,405 4,085
BHP Group, Ltd. - ADR(Ñ) 140,872 4,521
BlueScope Steel, Ltd. 36,525 477
Commonwealth Bank of Australia - ADR 98,403 6,548
CSL, Ltd. 7,574 1,407
Dexus Property Group(ö) 135,850 994
Fortescue Metals Group, Ltd. 152,271 2,156
Goodman Group(ö) 45,025 743
Insurance Australia Group, Ltd.(Æ) 432,093 1,301
Macquarie Group, Ltd. 11,629 1,526
Magellan Financial Group, Ltd. - ADR 17,405 231
Medibank Pvt, Ltd. 527,105 1,159
National Australia Bank, Ltd. - ADR 49,797 960
Rio Tinto PLC 75,577 5,324
Rio Tinto, Ltd. - ADR 5,465 434
Sonic Healthcare, Ltd. 27,804 743
South32, Ltd. Class B 679,946 1,867
Wesfarmers, Ltd.(Æ) 16,580 625
Westpac Banking Corp. 39,098 564
38,001
Austria - 0.5%
Erste Group Bank AG 161,886 7,532
Mondi PLC 73,775 1,846
9,378
Belgium - 0.4%
Ageas SA 60,144 2,893
Colruyt SA 11,419 463
Groupe Bruxelles Lambert SA 11,816 1,268
KBC Groep NV 35,194 3,056
Solvay SA 5,334 642
UCB SA 5,201 516
8,838
Brazil - 0.7%
Ambev SA 2,411,100 6,797
Atacadao SA 257,900 810
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 351,800 2,475
Telefonica Brasil SA 212,500 1,988
Ultrapar Participacoes SA 278,400 792
Yara International ASA 12,992 668
13,530
Burkina Faso - 0.1%
Endeavour Mining PLC 46,630 1,039
Canada - 4.5%
Algonquin Power & Utilities Corp. 33,887 484
Alimentation Couche-Tard, Inc. 20,271 818
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ARC Resources, Ltd. 142,272 1,667
B2Gold Corp. 345,688 1,246
Bank of Montreal(Ñ) 13,287 1,504
Bank of Nova Scotia (The) 38,324 2,760
Barrick Gold Corp. 152,503 2,919
CAE, Inc.(Æ) 440,724 11,128
Cameco Corp. Class A 73,521 1,429
Canadian Imperial Bank of Commerce 9,976 1,253
Canadian National Railway Co. 96,081 11,710
Canadian Natural Resources, Ltd. 16,319 830
CGI Group, Inc.(Æ) 8,597 734
Dollarama, Inc. 68,578 3,539
Emera, Inc. 9,023 428
Enbridge, Inc. 31,505 1,332
George Weston, Ltd. 5,718 624
Great-West Lifeco, Inc. 16,734 523
iA Financial Corp., Inc. 7,435 484
Kinross Gold Corp. 293,292 1,584
Loblaw Cos., Ltd. 13,835 1,067
Metro, Inc. Class A 29,493 1,577
National Bank of Canada 21,403 1,712
Open Text Corp. 13,314 637
Royal Bank of Canada - GDR 89,353 10,187
Shopify, Inc. Class A(Æ) 3,575 3,448
Stantec, Inc. 49,147 2,607
Sun Life Financial, Inc. 109,645 6,210
Teck Resources, Ltd. Class B 51,709 1,597
TELUS Corp. 47,602 1,120
Thomson Reuters Corp.(Æ) 6,472 695
Toronto-Dominion Bank (The) 110,866 8,880
Tourmaline Oil Corp. 16,168 576
87,309
China - 1.7%
Alibaba Group Holding, Ltd.(Æ) 441,800 6,936
Alibaba Group Holding, Ltd. - ADR(Æ) 95,583 12,023
Dongfeng Motor Group Co., Ltd. Class H 3,414,000 3,008
JD.com, Inc. Class A(Æ) 5,551 207
Tencent Holdings, Ltd. 116,588 7,116
Wilmar International, Ltd. 1,136,000 3,600
32,890
Denmark - 1.2%
AP Moller - Maersk A/S Class B 2,377 8,531
Carlsberg A/S Class B 7,554 1,221
Coloplast A/S Class B 5,108 742
Danske Bank A/S 228,199 4,421
DSV Panalpina A/S 27,265 5,544
Novo Nordisk A/S Class B 29,695 2,973
Novozymes A/S Class B 9,013 619
24,051
Finland - 1.6%
Elisa OYJ 38,662 2,273
Fortum OYJ 29,603 807
Kone OYJ Class B 54,327 3,532
Neste OYJ 9,166 411
Nokia OYJ(Æ) 2,575,315 15,272
Nordea Bank Abp 128,186 1,522
Orion OYJ Class B 10,943 445
Sampo OYJ Class A 63,012 3,132

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 102,706 3,741
31,135
France - 9.4%
Accor SA(Æ) 167,709 6,149
Air Liquide SA Class A 8,153 1,398
Airbus Group SE 42,822 5,467
Amundi SA(Þ) 72,413 5,642
Arkema SA 4,634 683
AXA SA 241,137 7,632
BNP Paribas SA 95,540 6,828
Bollore SA 146,461 790
Bouygues SA - ADR 82,892 2,917
Bureau Veritas SA 132,760 3,802
Capgemini SE 20,434 4,581
Carrefour SA 174,831 3,329
Cie de Saint-Gobain SA 105,216 7,147
Cie Generale des Etablissements
Michelin SCA Class B 71,773 12,013
Danone SA 14,289 890
Dassault Aviation SA 12,930 1,531
Dassault Systemes SE 13,645 657
Eiffage SA 6,093 639
Engie SA 516,512 7,914
EssilorLuxottica SA 4,710 893
Gecina SA(ö) 3,789 513
Getlink SE 28,173 444
Hermes International 954 1,429
L'Oreal SA 19,807 8,479
LVMH Moet Hennessy Louis Vuitton
SE - ADR 17,747 14,592
Orange SA - ADR 402,749 4,721
Pernod Ricard SA 1,806 386
Publicis Groupe SA - ADR 95,500 6,465
Renault SA(Æ) 55,596 2,206
Rexel SA Class H 773,170 17,254
Sanofi - ADR 100,175 10,413
Schneider Electric SE 63,273 10,756
SCOR SE - ADR 136,457 4,634
Societe Generale SA 141,672 5,256
Total SE 227,668 12,896
Vinci SA 13,553 1,483
Vivendi SE - ADR 92,667 1,214
184,043
Germany - 4.3%
Allianz SE 8,727 2,235
BASF SE 146,820 11,150
Bayer AG 15,619 947
Bayerische Motoren Werke AG 11,825 1,235
Beiersdorf AG 7,583 751
Ceconomy AG 197,261 873
Continental AG(Æ) 30,634 2,933
Covestro AG(Þ) 168,861 10,041
Daimler AG 51,465 4,051
Daimler Truck Holding AG(Æ) 36,532 1,288
Deutsche Bank AG(Æ) 145,923 2,005
Deutsche Boerse AG 23,908 4,222
Deutsche Telekom AG 68,498 1,284
Deutsche Wohnen SE 30,814 1,250
E.ON SE 90,824 1,247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresenius Medical Care AG & Co. 97,158 6,558
Fresenius SE & Co. KGaA 122,770 5,044
Hannover Rueck SE 10,141 2,034
HeidelbergCement AG 8,889 612
Infineon Technologies AG - ADR 102,260 4,177
LEG Immobilien SE 8,500 1,123
Merck & Co., Inc. 4,773 1,040
Metro AG 42,100 426
Muenchener Rueckversicherungs-
Gesellschaft AG 17,194 5,393
RWE AG 21,765 914
SAP SE - ADR 9,541 1,181
Scout24 SE(Þ) 6,582 390
Siemens AG 29,643 4,661
Symrise AG 6,464 771
Uniper SE 9,554 430
Vonovia SE 14,774 837
Zalando SE(Æ)(Þ) 45,055 3,540
84,643
Hong Kong - 2.7%
AIA Group, Ltd. 1,457,546 15,140
CK Asset Holdings, Ltd. 622,157 4,144
CK Hutchison Holdings, Ltd. Class B 77,631 550
CK Infrastructure Holdings, Ltd. 115,000 709
CLP Holdings, Ltd. 481,500 4,811
Hang Seng Bank, Ltd. 145,000 2,866
Hong Kong Exchanges & Clearing, Ltd. 66,200 3,736
Link Real Estate Investment Trust(ö) 91,400 784
New World Development Co., Ltd. 114,250 465
Power Assets Holdings, Ltd. 268,500 1,652
Sun Hung Kai Properties, Ltd. 55,500 676
Techtronic Industries Co., Ltd. 946,289 15,556
WH Group, Ltd.(Þ) 470,000 314
Xinyi Glass Holdings, Ltd. 398,000 1,055
52,458
India - 1.4%
Canara Bank(Æ) 507,019 1,726
Housing Development Finance Corp.,
Ltd. 558,756 19,029
Oil & Natural Gas Corp., Ltd. 822,211 1,916
Reliance Industries, Ltd. - GDR(Þ) 65,461 4,225
Zee Entertainment Enterprises, Ltd. 285,240 1,111
28,007
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 6,493,900 3,384
Ireland - 2.3%
Accenture PLC Class A 51,730 18,292
AIB Group PLC(Æ) 762,686 2,014
Bank of Ireland Group PLC(Æ) 457,209 3,093
CRH PLC 12,422 624
Flutter Entertainment PLC(Æ) 30,053 4,564
Kerry Group PLC Class A 96,250 12,129
Ryanair Holdings PLC - ADR(Æ) 37,783 4,217
Smurfit Kappa Group PLC 9,990 527
45,460

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.2%
Bank Hapoalim BM 78,886 818
Bank Leumi Le-Israel BM 73,011 782
Check Point Software Technologies, Ltd.
(Æ) 7,544 913
Israel Discount Bank, Ltd. Class A 93,084 623
3,136
Italy - 1.9%
Assicurazioni Generali SpA 236,865 4,971
BPER Banca SpA 552,677 1,161
Davide Campari-Milano SpA(Æ) 358,341 4,481
Enel SpA 877,906 6,731
Eni SpA - ADR 424,534 6,366
FinecoBank Banca Fineco SpA 92,975 1,560
Intesa Sanpaolo SpA 320,590 948
Moncler SpA 48,011 3,064
Saipem SpA(Æ)(Ñ) 510,883 778
Snam Rete Gas SpA 151,717 847
UniCredit SpA 435,955 6,877
37,784
Japan - 17.5%
Ajinomoto Co., Inc. 35,400 989
Alfresa Holdings Corp. 82,300 1,175
Alps Alpine Co., Ltd. 116,100 1,268
Asahi Kasei Corp. 44,800 440
Astellas Pharma, Inc. 259,600 4,177
Benesse Holdings, Inc. 7,900 154
Bridgestone Corp. 126,800 5,567
Brother Industries, Ltd. 22,700 419
Canon, Inc. 188,200 4,444
Casio Computer Co., Ltd. 32,000 401
Chiyoda Corp.(Æ)(Ñ) 116,300 343
Concordia Financial Group, Ltd. 185,200 761
Dai-ichi Life Holdings, Inc. 179,125 4,029
Daiichi Sankyo Co., Ltd. 153,400 3,435
Daito Trust Construction Co., Ltd. 12,800 1,466
Daiwa House REIT Investment Corp.(ö) 147 438
DeNA Co., Ltd. 92,200 1,434
Eisai Co., Ltd. 45,510 2,300
Fuji Media Holdings, Inc. 26,900 272
FUJIFILM Holdings Corp. 10,900 730
Fukuoka Financial Group, Inc. 136,500 2,683
GLP J-REIT(ö) 259 417
Hankyu Hanshin Holdings, Inc. 13,900 405
Hino Motors, Ltd. 355,500 3,086
Hitachi Metals, Ltd.(Æ) 196,100 3,530
Hitachi, Ltd. 14,900 777
Honda Motor Co., Ltd. 558,370 16,392
Hoya Corp. 4,300 557
Iida Group Holdings Co., Ltd. 178,600 3,719
Inpex Corp. 400,200 4,018
Isuzu Motors, Ltd. 916,200 11,222
ITOCHU Corp. 53,400 1,715
Japan Airlines Co., Ltd.(Æ) 149,300 2,819
Japan Exchange Group, Inc. 94,200 1,943
Japan Post Holdings Co., Ltd. 185,700 1,582
Japan Real Estate Investment Corp.(ö) 72 395
Japan Tobacco, Inc. 254,700 5,104
JGC Holdings Corp. 218,500 2,150
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kajima Corp. 35,000 423
Kamigumi Co., Ltd. 68,100 1,315
Kansai Electric Power Co., Inc. (The) 98,700 933
Kao Corp. 82,500 4,128
KDDI Corp. 163,100 5,182
Keyence Corp. 26,000 13,371
Kintetsu Group Holdings Co., Ltd. 14,500 422
Komatsu, Ltd. 419,400 10,325
Kyocera Corp. 57,300 3,537
Marubeni Corp. 58,700 608
MEIJI Holdings Co., Ltd. 41,900 2,617
Menicon Co., Ltd. 304,400 6,750
Mitsubishi Chemical Holdings Corp. 82,600 649
Mitsubishi Corp. 36,900 1,253
Mitsubishi Electric Corp. 282,400 3,542
Mitsubishi Estate Co., Ltd. 256,100 3,707
Mitsubishi Heavy Industries, Ltd. 46,000 1,246
Mitsubishi Motors Corp.(Æ) 309,500 887
Mitsubishi UFJ Financial Group, Inc. 1,131,700 6,841
Mitsui & Co., Ltd. 245,000 6,129
Mizuho Financial Group, Inc. 57,300 773
MS&AD Insurance Group Holdings, Inc. 149,500 5,132
Murata Manufacturing Co., Ltd. 46,000 3,450
Nidec Corp. 28,900 2,561
Nikon Corp. 186,400 1,946
Nintendo Co., Ltd. 7,520 3,689
Nippon Building Fund, Inc.(ö) 67 388
Nippon Prologis REIT, Inc.(Æ)(ö) 128 400
Nippon Telegraph & Telephone Corp. 37,464 1,068
Nippon Television Holdings, Inc. 115,900 1,211
Nippon Yusen 18,000 1,409
Nissan Motor Co., Ltd.(Æ) 554,600 2,952
Nitori Holdings Co., Ltd. 3,300 473
Nitto Denko Corp. 24,800 1,928
Nomura Holdings, Inc. 408,300 1,801
Nomura Real Estate Master Fund, Inc.(ö) 291 403
Nomura Research Institute, Ltd. 33,000 1,161
Obayashi Corp. 50,500 409
Ono Pharmaceutical Co., Ltd. 246,900 5,964
Oriental Land Co., Ltd. 2,600 454
ORIX Corp. 26,600 549
Orix JREIT, Inc.(ö) 262 376
Osaka Gas Co., Ltd. 53,900 916
Otsuka Corp. 19,000 771
Otsuka Holdings Co., Ltd. 76,200 2,610
Panasonic Corp. 618,300 6,792
Pigeon Corp. 25,300 495
Resona Holdings, Inc. 1,517,500 6,516
Secom Co., Ltd. 9,100 643
Sekisui Chemical Co., Ltd. 83,500 1,462
Sekisui House, Ltd. 50,700 1,028
Shimamura Co., Ltd. 31,300 2,861
Shimano, Inc. 2,300 518
Shimizu Corp. 107,000 713
Shin-Etsu Chemical Co., Ltd. 104,694 17,534
Shionogi & Co., Ltd. 20,000 1,125
Shiseido Co., Ltd. 144,500 7,312
SMC Corp. 5,700 3,188
SoftBank Corp. 53,200 666
Sompo Japan Nipponkoa Holdings, Inc. 14,700 688

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sony Corp. 48,350 5,402
Subaru Corp. 159,600 2,920
Sumitomo Corp. 57,000 884
Sumitomo Electric Industries, Ltd. 247,600 3,288
Sumitomo Heavy Industries, Ltd. 75,200 1,975
Sumitomo Metal Mining Co., Ltd. 18,700 860
Sumitomo Mitsui Banking Corp. 285,400 10,250
Sumitomo Mitsui Trust Holdings, Inc. 111,800 3,877
Suzuki Motor Corp. 30,500 1,302
T&D Holdings, Inc. 503,700 7,442
Taiheiyo Cement Corp. 75,300 1,496
Takeda Pharmaceutical Co., Ltd. 210,400 6,094
Terumo Corp. 20,100 735
THK Co., Ltd. 99,200 2,469
Tokyo Electron, Ltd. 17,100 8,312
Tokyo Gas Co., Ltd. 52,500 1,060
Toppan Printing Co., Ltd. 36,800 703
Toray Industries, Inc. 99,700 634
Tosoh Corp. 19,200 300
Toyota Industries Corp. 132,100 10,322
Toyota Motor Corp. 169,500 3,354
Trend Micro, Inc. 33,600 1,787
USS Co., Ltd. 42,900 702
Yamaha Motor Co., Ltd. 89,900 2,146
Yamato Holdings Co., Ltd. 18,200 388
343,658
Luxembourg - 0.6%
ArcelorMittal SA(Æ) 104,396 3,114
Eurofins Scientific SE 72,908 7,313
RTL Group SA 35,429 1,991
12,418
Macao - 0.3%
Galaxy Entertainment Group, Ltd.(Æ) 1,026,000 5,966
Malaysia - 0.1%
CIMB Group Holdings BHD 1,454,966 1,811
Mexico - 0.6%
America Movil SAB de CV Class L
- ADR 116,440 2,196
Grupo Televisa SAB - ADR 920,198 9,414
11,610
Netherlands - 4.0%
ABN AMRO Bank NV(Þ) 216,245 3,475
Adyen NV(Æ)(Þ) 1,438 2,932
Akzo Nobel NV 36,093 3,738
ASML Holding NV 14,469 9,897
Exor NV 7,836 657
Ferrari NV 16,511 3,797
Heineken Holding NV 8,668 761
Heineken NV 168,144 18,050
ING Groep NV 1,138,336 16,805
Koninklijke Ahold Delhaize NV 45,887 1,488
Koninklijke DSM NV 1,943 366
Koninklijke KPN NV 487,793 1,606
Koninklijke Philips NV 72,561 2,407
NN Group NV 13,617 763
PostNL NV - ADR 243,727 1,046
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Randstad NV 23,888 1,559
Technip Energies NV - ADR(Æ) 156,926 2,390
Universal Music Group NV 251,250 6,241
Wolters Kluwer NV 9,212 939
78,917
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 356,194 6,559
Spark New Zealand, Ltd. 198,467 566
7,125
Norway - 0.4%
Gjensidige Forsikring ASA 20,127 491
Mowi ASA 82,731 2,032
Norsk Hydro ASA 222,443 1,708
Orkla ASA 235,243 2,247
Telenor ASA 80,331 1,326
7,804
Russia - 0.4%
Gazprom PJSC - ADR 412,252 3,602
Lukoil PJSC - ADR 14,137 1,268
Sberbank of Russia PJSC - ADR 103,779 1,459
VEON, Ltd.(Æ) 618,035 884
7,213
Singapore - 0.5%
Ascendas Real Estate Investment
Trust(ö) 193,600 396
DBS Group Holdings, Ltd. 175,338 4,593
Oversea-Chinese Banking Corp., Ltd. 92,460 856
Singapore Exchange, Ltd. 122,200 844
Singapore Technologies Engineering,
Ltd. 124,800 345
United Overseas Bank, Ltd. 36,000 801
Venture Corp., Ltd. 96,200 1,258
9,093
South Africa - 0.2%
Impala Platinum Holdings, Ltd. 20,194 309
MTN Group, Ltd.(Æ) 145,767 1,842
Old Mutual, Ltd. 1,682,419 1,515
3,666
South Korea - 1.6%
Coway Co., Ltd. 33,631 1,953
Hankook Tire & Technology Co., Ltd. 46,485 1,316
KB Financial Group, Inc. 101,771 5,130
KT Corp. - ADR 302,600 3,922
POSCO 28,546 6,453
Samsung Electronics Co., Ltd. 76,548 4,741
Shinhan Financial Group Co., Ltd. 229,718 7,350
30,865
Spain - 2.0%
Amadeus IT Group SA Class A(Æ) 101,888 6,990
Banco Santander SA - ADR 164,879 578
CaixaBank SA 3,008,330 9,664
Cellnex Telecom SA(Þ) 211,468 9,644
Endesa SA - ADR 88,534 1,992
Iberdrola SA 97,224 1,123
Industria de Diseno Textil SA 210,024 6,346

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Naturgy Energy Group SA 19,135 608
Red Electrica Corp. SA 52,509 1,060
Repsol SA - ADR 47,180 598
Telefonica SA - ADR 138,514 647
39,250
Sweden - 1.8%
Assa Abloy AB Class B 185,369 5,078
Atlas Copco AB(Æ) 48,776 2,867
Boliden AB 66,760 2,697
Essity Aktiebolag Class B 43,850 1,234
Hexagon AB(Æ) 378,324 5,112
Investor AB Class B 67,765 1,475
Kinnevik AB Class B(Æ) 15,109 453
Sandvik AB 329,241 8,659
Securitas AB Class B 52,756 637
Skandinaviska Enskilda Banken AB
Class A 57,071 736
Skanska AB Class B 25,636 627
Svenska Handelsbanken AB Class A 59,821 636
Swedbank AB Class A 27,731 543
Swedish Match AB 493,418 3,801
Tele2 AB Class B 37,672 547
Telia Co. AB 144,625 570
35,672
Switzerland - 8.7%
ABB, Ltd. 96,486 3,335
Adecco Group AG 109,604 5,218
Alcon, Inc. 53,572 4,131
Baloise Holding AG 3,218 563
Barry Callebaut AG 177 407
Chocoladefabriken Lindt & Spruengli
AG 78 1,529
Cie Financiere Richemont SA Class A 35,105 5,091
Credit Suisse Group AG Class A 242,562 2,300
EMS-Chemie Holding AG 871 881
Geberit AG 1,012 688
Givaudan SA 199 826
Julius Baer Group, Ltd. 110,761 7,235
Kuehne & Nagel International AG 1,694 480
LafargeHolcim, Ltd.(Æ) 128,659 6,955
Lonza Group AG 7,143 4,917
Nestle SA 242,679 31,264
Novartis AG 205,559 17,872
Partners Group Holding AG 6,305 8,772
Roche Holding AG 51,717 20,022
Schindler Holding AG 4,425 1,108
SGS SA 1,279 3,647
Sika AG 1,853 649
Swiss Life Holding AG 1,024 658
Swiss Prime Site AG Class A 10,016 990
Swiss Re AG 8,355 907
Swisscom AG 7,195 4,104
UBS Group AG 1,586,910 29,423
Zurich Insurance Group AG 11,633 5,555
169,527
Taiwan - 2.7%
Catcher Technology Co., Ltd. 708,000 3,983
Hon Hai Precision Industry Co., Ltd. 3,596,241 13,379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MediaTek, Inc. 151,000 5,888
Taiwan Semiconductor Manufacturing
Co., Ltd. 567,000 12,912
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 140,177 17,190
53,352
Thailand - 0.2%
Kasikornbank PCL 967,100 4,359
Turkey - 0.1%
Turk Telekomunikasyon AS 1,148,322 832
Turkcell Iletisim Hizmetleri AS 884,898 1,242
2,074
United Kingdom - 13.1%
Allfunds Group PLC(Æ) 123,772 1,755
Anglo American PLC 232,558 10,198
AstraZeneca PLC 69,251 8,036
Auto Trader Group PLC(Þ) 116,632 1,054
Aviva PLC 776,878 4,580
Babcock International Group PLC(Æ) 354,923 1,449
BAE Systems PLC 711,826 5,554
Barclays PLC 1,882,783 5,061
Barratt Developments PLC 70,683 586
Berkeley Group Holdings PLC(Æ) 25,614 1,458
BP PLC 1,866,608 9,629
British American Tobacco PLC 37,764 1,607
British Land Co. PLC (The)(ö) 295,516 2,204
BT Group PLC 1,688,647 4,471
Centrica PLC(Æ) 1,294,430 1,270
Compass Group PLC 564,367 12,811
Croda International PLC(Æ) 9,335 1,006
DCC PLC 7,455 626
Diageo PLC 133,689 6,739
Direct Line Insurance Group PLC 273,501 1,129
easyJet PLC(Æ) 150,444 1,269
Experian PLC 40,577 1,695
Ferguson PLC 3,381 532
GlaxoSmithKline PLC - ADR 77,547 1,716
Halma PLC 17,565 595
HSBC Holdings PLC 1,518,011 10,880
Intermediate Capital Group PLC(Æ) 185,912 4,793
Intertek Group PLC 12,220 884
J Sainsbury PLC 2,739,168 10,753
John Wood Group PLC(Æ) 2,359,279 7,136
Johnson Matthey PLC 12,462 329
Kingfisher PLC 613,290 2,756
Land Securities Group PLC(ö) 197,092 2,107
Legal & General Group PLC 187,324 731
Linde PLC 63,093 19,859
Lloyds Banking Group PLC 940,284 655
Marks & Spencer Group PLC(Æ) 405,951 1,202
National Grid PLC 103,726 1,516
Natwest Group PLC 1,572,294 5,178
Persimmon PLC Class A 53,218 1,728
Reckitt Benckiser Group PLC 51,994 4,217
RELX PLC 56,726 1,739
Sage Group PLC (The) 79,547 775
Scottish & Southern Energy PLC 78,734 1,682
Segro PLC(ö) 92,192 1,618

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shell PLC 1,094,922 27,771
Smith & Nephew PLC 265,382 4,509
Spirax-Sarco Engineering PLC 3,538 635
St. James's Place PLC 122,775 2,532
Standard Chartered PLC 1,427,995 10,453
Taylor Wimpey PLC 275,724 565
TechnipFMC PLC(Æ) 600,728 3,899
Tesco PLC 2,772,496 11,099
Travis Perkins PLC 402,337 8,137
Unilever PLC 126,532 6,433
United Utilities Group PLC 29,151 419
Vodafone Group PLC 3,292,134 5,792
Wausau Paper Corp. 432,677 6,756
256,568
United States - 2.2%
Allegion PLC 107,206 13,158
Amdocs, Ltd. 125,713 9,540
Aon PLC Class A 38,650 10,684
James Hardie Industries PLC 95,098 3,193
Lululemon Athletica, Inc.(Æ) 11,942 3,986
Ovintiv, Inc.(Ñ) 24,484 948
Pagseguro Digital, Ltd. Class A(Æ) 84,008 1,900
43,409
Total Common Stocks
(cost $1,676,224) 1,809,796
Preferred Stocks - 1.8%
Germany - 1.2%
Henkel AG & Co. KGaA
2.872% (Ÿ) 9,713 791
Porsche Automobil Holding SE
2.765% (Ÿ) 5,196 482
Sartorius AG
0.183% (Ÿ) 15,869 8,496
Volkswagen AG
3.154% (Ÿ) 66,809 13,768
23,537
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.203% (Ÿ) 213,570 11,971
Total Preferred Stocks
(cost $29,847) 35,508
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 68,606,771 (∞) 68,586
Total Short-Term Investments
(cost $68,587) 68,586
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 7,471,811 (∞) 7,472
Total Other Securities
(cost $7,472) 7,472
Total Investments - 98.1%
(identified cost $1,782,130) 1,921,362
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 1.9%
37,654
Net Assets - 100.0%
1,959,016

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 37
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.1%
ABN AMRO Bank NV 10/03/19 EUR 216,245 17 .40 3,763
3,475
Adyen NV 07/25/19 EUR 1,438 769 .31 1,106
2,932
Amundi SA 02/28/19 EUR 72,413 66 .80 4,837
5,642
Auto Trader Group PLC 12/10/21 GBP 116,632 9 .80 1,142
1,054
Cellnex Telecom SA 02/27/18 EUR 211,468 42 .07 8,896
9,644
Covestro AG 06/26/19 EUR 168,861 44 .91 7,584
10,041
Reliance Industries, Ltd. 10/21/20 INR 65,461 58 .50 3,829
4,225
Scout24 SE 12/17/20 EUR 6,582 83 .16 547
390
WH Group, Ltd. 06/26/19 HKD 470,000 1 .01 477
314
Zalando SE 12/12/19 EUR 45,055 66 .52 2,997 3,540
41,257
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 77 EUR 11,612 02/22
(267)
CAC40 Euro Index Futures 431 EUR 30,155 02/22
(753)
DAX Index Futures 56 EUR 21,566 03/22
(89)
EURO STOXX 50 Index Futures 415 EUR 17,193 03/22
(130)
FTSE 100 Index Futures 167 GBP 12,352 03/22
475
FTSE/MIB Index Futures 51 EUR 6,826 03/22
98
Hang Seng Index Futures 39 HKD 46,531 02/22
(97)
IBEX 35 Index Futures 70 EUR 6,007 02/22
(171)
MSCI Singapore Index Futures 94 SGD 3,126 02/22
(12)
OMXS30 Index Futures 348 SEK 79,762 02/22
(139)
S&P/TSX 60 Index Futures 497 CAD 126,924 03/22
1,379
SPI 200 Index Futures 496 AUD 85,163 03/22
(3,657)
TOPIX Index Futures 423 JPY 8,030,655 03/22 (2,454)
Short Positions
MSCI Emerging Markets Index Futures 2,807 USD 171,901 03/22
160
S&P 500 E-Mini Index Futures 437 USD 98,418 03/22 3,738
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,919)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 408 USD 546
02/01/22
(3)
Bank of America JPY 4,693 USD 41
02/01/22
—
Bank of America NZD 2,912 USD 1,910
02/01/22
(6)
Bank of America NZD 1,349 USD 889
02/02/22
2
Bank of Montreal USD 18,139 AUD 25,296
03/16/22
(250)
Bank of Montreal USD 22,025 CAD 27,843
03/16/22
(123)
Bank of Montreal USD 4,287 DKK 28,060
03/16/22
(46)
Bank of Montreal USD 5,348 EUR 4,707
03/16/22
(55)
Bank of Montreal USD 4,847 GBP 3,662
03/16/22
77

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 16,151 JPY 1,836,144
03/16/22
(189)
Bank of Montreal CHF 6,780 USD 7,375
03/16/22
50
Citigroup USD 18,099 AUD 25,296
03/16/22
(211)
Citigroup USD 22,079 CAD 27,843
03/16/22
(177)
Citigroup USD 4,279 DKK 28,060
03/16/22
(38)
Citigroup USD 5,334 EUR 4,707
03/16/22
(41)
Citigroup USD 4,833 GBP 3,662
03/16/22
91
Citigroup USD 16,141 JPY 1,836,144
03/16/22
(179)
Citigroup CHF 6,780 USD 7,366
03/16/22
41
JPMorgan Chase USD 18,102 AUD 25,296
03/16/22
(213)
JPMorgan Chase USD 22,084 CAD 27,843
03/16/22
(182)
JPMorgan Chase USD 4,274 DKK 28,060
03/16/22
(33)
JPMorgan Chase USD 5,332 EUR 4,707
03/16/22
(40)
JPMorgan Chase USD 4,838 GBP 3,662
03/16/22
86
JPMorgan Chase USD 16,135 JPY 1,836,144
03/16/22
(173)
JPMorgan Chase CHF 6,780 USD 7,363
03/16/22
38
Royal Bank of Canada USD 18,087 AUD 25,296
03/16/22
(198)
Royal Bank of Canada USD 22,058 CAD 27,843
03/16/22
(155)
Royal Bank of Canada USD 4,277 DKK 28,060
03/16/22
(37)
Royal Bank of Canada USD 5,336 EUR 4,707
03/16/22
(43)
Royal Bank of Canada USD 4,840 GBP 3,662
03/16/22
84
Royal Bank of Canada USD 16,144 JPY 1,836,144
03/16/22
(182)
Royal Bank of Canada CHF 6,780 USD 7,370
03/16/22
45
Standard Chartered USD 18,130 AUD 25,296
03/16/22
(242)
Standard Chartered USD 21,995 CAD 27,843
03/16/22
(92)
Standard Chartered USD 4,286 DKK 28,060
03/16/22
(45)
Standard Chartered USD 5,347 EUR 4,707
03/16/22
(54)
Standard Chartered USD 4,842 GBP 3,662
03/16/22
82
Standard Chartered USD 16,137 JPY 1,836,144
03/16/22
(175)
Standard Chartered CHF 6,780 USD 7,371
03/16/22
46
State Street USD 734 BRL 3,930
02/01/22
6
State Street USD 10,812 NOK 96,290
03/16/22
6
State Street USD 3,807 NZD 5,600
03/16/22
(125)
State Street USD 8,461 SEK 76,460
03/16/22
(258)
State Street USD 308 SGD 420
03/16/22
3
State Street HKD 2,290 USD 294
03/16/22
—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2,908)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 353 $ — $ —
$ —
$ 353
Australia 4,085 33,916 —
—
38,001
Austria — 9,378 —
—
9,378
Belgium — 8,838 —
—
8,838
Brazil 12,862 668 —
—
13,530
Burkina Faso 1,039 — —
—
1,039
Canada 87,309 — —
—
87,309
China 12,023 20,867 —
—
32,890

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Denmark — 24,051 —
—
24,051
Finland — 31,135 —
—
31,135
France — 184,043 —
—
184,043
Germany 1,288 83,355 —
—
84,643
Hong Kong — 52,458 —
—
52,458
India — 28,007 —
—
28,007
Indonesia — 3,384 —
—
3,384
Ireland 22,509 22,951 —
—
45,460
Israel 913 2,223 —
—
3,136
Italy — 37,784 —
—
37,784
Japan — 343,658 —
—
343,658
Luxembourg — 12,418 —
—
12,418
Macao — 5,966 —
—
5,966
Malaysia — 1,811 —
—
1,811
Mexico 11,610 — —
—
11,610
Netherlands 2,390 76,527 —
—
78,917
New Zealand — 7,125 —
—
7,125
Norway — 7,804 —
—
7,804
Russia 884 6,329 —
—
7,213
Singapore — 9,093 —
—
9,093
South Africa — 3,666 —
—
3,666
South Korea 3,922 26,943 —
—
30,865
Spain — 39,250 —
—
39,250
Sweden — 35,672 —
—
35,672
Switzerland — 169,527 —
—
169,527
Taiwan 17,190 36,162 —
—
53,352
Thailand — 4,359 —
—
4,359
Turkey — 2,074 —
—
2,074
United Kingdom 31,670 224,898 —
—
256,568
United States 40,216 3,193 —
—
43,409
Preferred Stocks — 35,508 — — 35,508
Short-Term Investments — — — 68,586 68,586
Other Securities — — — 7,472 7,472
Total Investments 250,263 1,595,041 — 76,058 1,921,362
Other Financial Instruments
Assets
Futures Contracts 5,850 — — — 5,850
Foreign Currency Exchange Contracts 8 649 — — 657
Liabilities
Futures Contracts (7,769) — — — (7,769)
Foreign Currency Exchange Contracts (9) (3,556) — — (3,565)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Other Financial Instruments
*
$ (1,920) $ (2,907) $ — $ — $ (4,827)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
266,637
Consumer Staples ...................................................................
120,894
Energy ....................................................................................
99,512
Financial Services ...................................................................
454,397
Health Care .............................................................................
145,961
Materials and Processing ........................................................
201,120
Producer Durables ..................................................................
223,169
Technology ..............................................................................
214,755
Utilities ...................................................................................
83,351
Preferred Stocks
Consumer Discretionary ..........................................................
14,250
Consumer Staples ...................................................................
791
Technology ..............................................................................
20,467
Short-Term Investments ................................................................
68,586
Other Securities ...........................................................................
7,472
Total Investments .................................................................... 1,921,362

Russell Investment Company
Global Equity Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.8%
Argentina - 0.0%
YPF SA - ADR(Æ) 57,791 250
Australia - 0.4%
ASX, Ltd. - ADR 4,827 287
BHP Group, Ltd. 39,127 1,235
BHP Group, Ltd. - ADR 31,683 1,017
Brambles, Ltd. 35,226 242
Commonwealth Bank of Australia - ADR 18,152 1,208
Rio Tinto PLC 4,353 307
Wesfarmers, Ltd.(Æ) 6,830 257
4,553
Austria - 0.1%
Erste Group Bank AG 38,255 1,780
Belgium - 0.3%
Ageas SA 42,784 2,058
KBC Groep NV 21,497 1,866
3,924
Brazil - 0.4%
Atacadao SA 179,400 563
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 256,400 1,804
Telefonica Brasil SA 151,300 1,416
Ultrapar Participacoes SA 231,600 659
4,442
Burkina Faso - 0.1%
Endeavour Mining PLC 33,758 752
Canada - 2.5%
ARC Resources, Ltd. 102,750 1,204
Barrick Gold Corp. 120,051 2,298
Brookfield Asset Management, Inc.
Class A 47,422 2,613
CAE, Inc.(Æ) 165,884 4,188
Cameco Corp. Class A 52,024 1,011
Canadian National Railway Co. 56,615 6,899
Intact Financial Corp. 4,353 590
Kinross Gold Corp. 277,591 1,499
Kirkland Lake Gold, Ltd.(Æ) 11,165 421
Royal Bank of Canada - GDR 16,787 1,914
Shopify, Inc. Class A(Æ) 176 170
Sun Life Financial, Inc. 22,365 1,267
Suncor Energy, Inc. 149,135 4,260
Thomson Reuters Corp.(Æ) 7,851 843
Toronto-Dominion Bank (The) 19,921 1,596
Tourmaline Oil Corp. 11,825 422
31,195
China - 1.2%
Alibaba Group Holding, Ltd. - ADR(Æ) 48,629 6,116
China Construction Bank Corp. Class H 2,390,074 1,830
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
Dongfeng Motor Group Co., Ltd. Class H 2,416,000 2,129
Industrial & Commercial Bank of China,
Ltd. Class H 1,048,000 634
Li Ning Co., Ltd. 170,000 1,651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 45,100 2,753
15,113
Finland - 0.5%
Elisa OYJ 6,205 365
Kone OYJ Class B 4,747 309
Nokia OYJ(Æ) 596,903 3,539
Orion OYJ Class B 5,082 206
Sampo OYJ Class A 16,399 815
UPM-Kymmene OYJ 22,365 815
6,049
France - 4.5%
AXA SA 146,097 4,624
BNP Paribas SA 143,309 10,242
Capgemini SE 7,346 1,647
Carrefour SA 96,117 1,830
Cie de Saint-Gobain SA 69,128 4,696
Dassault Aviation SA 12,266 1,452
Dassault Systemes SE 6,430 310
Engie SA 295,096 4,521
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,137 4,224
Orange SA - ADR 209,264 2,453
Renault SA(Æ) 40,476 1,606
Rexel SA Class H 58,501 1,305
Sanofi - ADR 9,076 943
Schneider Electric SE 19,127 3,251
SCOR SE - ADR 43,924 1,492
Societe Generale SA 100,738 3,737
Total SA 135,766 7,690
56,023
Germany - 3.1%
Bayerische Motoren Werke
Aktiengesellschaft 83,398 8,712
Brenntag SE 33,030 2,809
Ceconomy AG 164,511 728
Continental AG(Æ) 19,048 1,824
Daimler AG 168,797 13,287
Daimler Truck Holding AG(Æ) 125,347 4,419
Deutsche Boerse AG 4,589 810
Fresenius SE & Co. KGaA 79,368 3,261
Hannover Rueck SE 2,604 522
Metro AG 34,437 349
Muenchener Rueckversicherungs-
Gesellschaft AG 4,983 1,563
38,284
Hong Kong - 1.2%
AIA Group, Ltd. 534,600 5,553
CK Asset Holdings, Ltd. 353,500 2,354
CLP Holdings, Ltd. 55,000 550
Hang Seng Bank, Ltd. 24,300 480
Hong Kong Exchanges & Clearing, Ltd. 41,400 2,337
Link Real Estate Investment Trust(ö) 22,898 196
Power Assets Holdings, Ltd. 46,500 286
Techtronic Industries Co., Ltd. 217,904 3,582
15,338

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.6%
HDFC Bank, Ltd. - ADR 116,873 8,021
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 4,795,600 2,499
Ireland - 2.4%
Accenture PLC Class A 30,494 10,783
AIB Group PLC(Æ) 587,272 1,551
Bank of Ireland Group PLC(Æ) 339,274 2,295
Icon PLC(Æ) 11,860 3,151
Kerry Group PLC Class A 35,184 4,434
Medtronic PLC 60,361 6,247
Seagate Technology Holdings PLC 10,613 1,137
29,598
Italy - 1.1%
Assicurazioni Generali SpA 150,370 3,156
BPER Banca 466,677 981
Eni SpA - ADR 309,029 4,633
FinecoBank Banca Fineco SpA 16,981 285
Saipem SpA(Æ)(Ñ) 431,735 657
UniCredit SpA 283,103 4,466
14,178
Japan - 7.9%
Alfresa Holdings Corp. 80,800 1,154
Alps Alpine Co., Ltd. 100,500 1,097
Astellas Pharma, Inc. 76,700 1,234
Benesse Holdings, Inc. 9,700 189
Canon, Inc. 22,000 520
Chiyoda Corp.(Æ)(Ñ) 97,700 289
Dai-ichi Life Holdings, Inc. 135,900 3,057
DeNA Co., Ltd. 77,000 1,198
Eisai Co., Ltd. 16,800 849
Fuji Media Holdings, Inc. 18,100 183
Hino Motors, Ltd. 250,600 2,176
Honda Motor Co., Ltd. 175,577 5,154
Inpex Corp. 294,200 2,954
Isuzu Motors, Ltd. 234,900 2,877
Japan Airlines Co., Ltd.(Æ) 105,200 1,986
Japan Exchange Group, Inc. 11,500 237
JGC Holdings Corp. 160,600 1,580
Kamigumi Co., Ltd. 56,700 1,095
Kao Corp. 20,800 1,041
KDDI Corp. 38,900 1,236
Keyence Corp. 6,300 3,240
Kyocera Corp. 11,100 685
Medipal Holdings Corp. 8,400 151
Mitsubishi Electric Corp. 61,500 771
Mitsubishi Estate Co., Ltd. 159,400 2,307
Mitsubishi Heavy Industries, Ltd. 38,700 1,048
Mitsubishi Motors Corp.(Æ) 229,800 659
Mitsubishi UFJ Financial Group, Inc. 714,600 4,320
MS&AD Insurance Group Holdings, Inc. 40,400 1,387
Nikon Corp. 135,600 1,416
Nintendo Co., Ltd. 2,000 981
Nippon Television Holdings, Inc. 55,500 580
Nissan Motor Co., Ltd.(Æ) 420,700 2,239
Nitto Denko Corp. 6,200 482
Nomura Holdings, Inc. 193,200 852
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ono Pharmaceutical Co., Ltd. 131,800 3,184
Otsuka Holdings Co., Ltd. 19,900 682
Resona Holdings, Inc. 720,400 3,093
Shimamura Co., Ltd. 23,100 2,112
Shin-Etsu Chemical Co., Ltd. 37,800 6,330
Subaru Corp. 137,100 2,508
Sumitomo Electric Industries, Ltd. 187,600 2,491
Sumitomo Heavy Industries, Ltd. 47,500 1,247
Sumitomo Metal Mining Co., Ltd. 42,700 1,964
Sumitomo Mitsui Banking Corp. 207,700 7,460
Sumitomo Mitsui Trust Holdings, Inc. 78,800 2,732
Sushiro Global Holdings, Ltd. 23,100 694
T&D Holdings, Inc. 265,600 3,924
Taiheiyo Cement Corp. 53,500 1,063
Takeda Pharmaceutical Co., Ltd. 73,700 2,135
THK Co., Ltd. 65,800 1,638
Toppan Printing Co., Ltd. 38,900 743
Toyota Industries Corp. 47,800 3,735
98,959
Luxembourg - 0.4%
Eurofins Scientific SE 41,516 4,164
RTL Group SA 25,750 1,447
5,611
Malaysia - 0.1%
CIMB Group Holdings BHD 1,060,494 1,320
Mexico - 0.1%
America Movil SAB de CV Class L
- ADR 67,115 1,266
Netherlands - 1.9%
ABN AMRO Bank NV(Þ) 163,867 2,634
Heineken NV 100,679 10,807
ING Groep NV 623,927 9,210
Koninklijke Philips NV 8,113 269
LyondellBasell Industries NV Class A 2,766 268
PostNL NV - ADR 204,918 880
24,068
Norway - 0.1%
Mowi ASA 13,039 320
Norsk Hydro ASA 116,944 898
1,218
Russia - 0.4%
Gazprom PJSC - ADR 304,500 2,661
Lukoil PJSC - ADR 9,117 818
Sberbank of Russia PJSC - ADR 75,846 1,066
VEON, Ltd.(Æ) 525,150 751
5,296
Singapore - 0.3%
DBS Group Holdings, Ltd. 39,740 1,041
United Overseas Bank, Ltd. 97,001 2,157
Venture Corp., Ltd. 21,200 277
3,475
South Africa - 0.2%
Impala Platinum Holdings, Ltd. 15,876 243
MTN Group, Ltd.(Æ) 74,037 936

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nedbank Group, Ltd. 1 —
Old Mutual, Ltd. 1,397,562 1,258
2,437
South Korea - 2.5%
Coway Co., Ltd. 23,904 1,388
Hankook Tire & Technology Co., Ltd. 34,029 964
KB Financial Group, Inc. 77,324 3,898
KT Corp. - ADR 223,411 2,895
Samsung Electronics Co., Ltd. 205,332 12,719
Shinhan Financial Group Co., Ltd. 132,480 4,238
SK Hynix, Inc. 44,323 4,609
30,711
Spain - 0.4%
Banco de Sabadell SA - ADR 343,300 267
CaixaBank SA 1,157,291 3,718
Cellnex Telecom SA(Þ) 7,637 348
Industria de Diseno Textil SA 28,306 855
5,188
Sweden - 0.3%
Autoliv, Inc. 2,016 200
Boliden AB 12,969 524
Kinnevik AB Class B(Æ) 11,030 331
Sandvik AB 95,268 2,505
3,560
Switzerland - 4.6%
ABB, Ltd. 28,290 978
Adecco Group AG 71,758 3,416
Chubb, Ltd. 3,236 638
Cie Financiere Richemont SA Class A 8,998 1,305
EMS-Chemie Holding AG 348 352
Julius Baer Group, Ltd. 10,269 671
LafargeHolcim, Ltd.(Æ) 78,833 4,261
Nestle SA 139,378 17,956
Novartis AG 112,728 9,801
Partners Group Holding AG 697 970
Roche Holding AG 25,476 9,851
SGS SA 205 585
Swisscom AG 877 500
UBS Group AG 333,588 6,185
57,469
Taiwan - 3.1%
Catcher Technology Co., Ltd. 303,000 1,705
Hon Hai Precision Industry Co., Ltd. 523,000 1,946
MediaTek, Inc. 40,000 1,560
Realtek Semiconductor Corp. 90,000 1,747
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 261,995 32,128
39,086
Thailand - 0.5%
Kasikornbank PCL 1,063,900 4,795
Siam Commercial Bank PCL (The) 427,600 1,618
6,413
Turkey - 0.1%
Turk Telekomunikasyon AS 1,018,936 738
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkcell Iletisim Hizmetleri AS 644,477 904
1,642
United Kingdom - 5.4%
Anglo American PLC 76,468 3,353
Babcock International Group PLC(Æ) 251,769 1,028
BAE Systems PLC 479,629 3,742
Berkeley Group Holdings PLC(Æ) 4,068 232
BP PLC 1,234,146 6,366
British Land Co. PLC (The)(ö) 200,487 1,495
BT Group PLC 1,001,787 2,653
Centrica PLC(Æ) 1,077,665 1,058
easyJet PLC(Æ) 94,189 795
Ferguson PLC 2,150 338
Intermediate Capital Group PLC(Æ) 86,958 2,242
J Sainsbury PLC 666,502 2,617
Kingfisher PLC 323,188 1,452
Land Securities Group PLC(ö) 133,754 1,430
Linde PLC 31,724 9,986
Linde PLC(Æ) 4,349 1,386
Marks & Spencer Group PLC(Æ) 299,833 888
Natwest Group PLC 627,705 2,067
Persimmon PLC Class A 12,831 417
Reckitt Benckiser Group PLC 3,356 272
Schroders PLC 4,806 220
Shell PLC 344,761 8,748
St. James's Place PLC 14,599 301
Standard Chartered PLC 478,618 3,504
Unilever PLC 135,480 6,888
Wausau Paper Corp. 283,223 4,422
67,900
United States - 45.9%
3M Co. 2,512 417
Abbott Laboratories 15,037 1,917
AbbVie, Inc. 1,646 225
Adobe, Inc.(Æ) 14,205 7,590
Advance Auto Parts, Inc. 1,118 259
Advanced Micro Devices, Inc.(Æ) 18,464 2,110
Aflac, Inc. 27,057 1,700
Agilent Technologies, Inc. 2,714 378
Air Products & Chemicals, Inc. 4,050 1,143
Alexandria Real Estate Equities, Inc.(ö) 1,439 280
Allegion PLC 41,116 5,046
Allstate Corp. (The) 6,179 746
Alphabet, Inc. Class A(Æ) 5,177 14,009
Alphabet, Inc. Class C(Æ) 10,550 28,633
Amazon.com, Inc.(Æ) 5,856 17,519
Amcor PLC 16,492 198
Ameren Corp. 3,114 276
American Electric Power Co., Inc. 5,215 471
American Express Co. 16,462 2,960
American International Group, Inc. 8,982 519
American Water Works Co., Inc. 5,876 945
AmerisourceBergen Corp. Class A 2,383 325
Amphenol Corp. Class A 4,320 344
Analog Devices, Inc. 3,735 612
Ansys, Inc.(Æ) 12,486 4,245
Anthem, Inc.(Æ) 16,774 7,397
AO Smith Corp. 3,285 251
Aon PLC Class A 882 244

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apple, Inc. 156,685 27,386
Applied Materials, Inc. 37,337 5,159
Aptiv PLC(Æ) 25,125 3,432
Aramark 5,011 172
Arch Capital Group, Ltd.(Æ) 7,430 344
Archer-Daniels-Midland Co. 6,883 516
Ares Management Corp. Class A 47,460 3,784
Arista Networks, Inc.(Æ) 20,023 2,489
Arthur J Gallagher & Co. 4,007 633
AT&T, Inc. 33,586 856
Atmos Energy Corp. 2,638 283
Automatic Data Processing, Inc. 6,411 1,322
AvalonBay Communities, Inc.(ö) 1,370 335
Baker Hughes, a GE Co. LLC 9,088 249
Bank of America Corp. 21,707 1,002
Bank of New York Mellon Corp. (The) 8,200 486
Becton Dickinson and Co. 26,009 6,610
Berkshire Hathaway, Inc. Class B(Æ) 5,335 1,670
Best Buy Co., Inc. 3,028 301
Biogen, Inc.(Æ) 1,460 330
Bio-Rad Laboratories, Inc. Class A(Æ) 144 86
Black Knight, Inc.(Æ) 3,997 298
BlackRock, Inc. Class A 2,061 1,696
Blackstone Group, Inc. (The) Class A 12,073 1,593
Boeing Co. (The)(Æ) 1,627 326
Booking Holdings, Inc.(Æ) 526 1,292
Boston Scientific Corp.(Æ) 41,469 1,779
Bristol-Myers Squibb Co. 4,598 298
Broadcom, Inc. 1,326 777
Broadridge Financial Solutions, Inc. 3,668 584
Builders FirstSource, Inc.(Æ) 18,589 1,264
Capital One Financial Corp. 3,245 476
CarMax, Inc.(Æ) 2,616 291
Cboe Global Markets, Inc. 2,917 346
CBRE Group, Inc. Class A 3,479 353
Centene Corp.(Æ) 5,028 391
CenterPoint Energy, Inc. 1,226 35
Charles Schwab Corp. (The) 177,777 15,591
Chevron Corp. 6,913 908
Cigna Corp. 28,648 6,602
Cincinnati Financial Corp. 4,965 585
Cisco Systems, Inc. 42,283 2,354
Citigroup, Inc. 74,518 4,853
Clorox Co. (The) 5,864 984
CME Group, Inc. Class A 48,110 11,041
CMS Energy Corp. 5,896 380
Coca-Cola Co. (The) 41,548 2,535
Cognizant Technology Solutions Corp.
Class A 21,297 1,819
Colgate-Palmolive Co. 17,635 1,454
Comcast Corp. Class A 20,789 1,039
ConAgra Foods, Inc. 10,975 381
ConocoPhillips Co. 5,499 487
Consolidated Edison Co., Inc. 5,062 438
Constellation Brands, Inc. Class A 10,492 2,494
Cooper Cos., Inc. (The) 15,039 5,990
Copart, Inc.(Æ) 12,038 1,556
Corning, Inc. 16,071 676
Corteva, Inc. 8,554 411
Costco Wholesale Corp. 482 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cummins, Inc. 4,783 1,056
CVS Health Corp. 7,003 746
Danaher Corp. 45,644 13,045
Discover Financial Services 2,550 295
Diversey Holdings, Ltd.(Æ) 201,904 2,221
Dollar General Corp. 1,561 325
Dollar Tree, Inc.(Æ) 37,342 4,900
Dominion Energy, Inc. 5,430 438
Dow, Inc. 5,243 313
DowDuPont, Inc. 5,156 395
DR Horton, Inc. 32,527 2,902
DT Midstream, Inc. 1,365 71
DTE Energy Co. 2,731 329
Duke Energy Corp. 3,486 366
Eastman Chemical Co. 1,633 194
Eaton Corp. PLC 9,457 1,498
Ecolab, Inc. 1,535 291
Edison International 3,063 192
Eli Lilly & Co. 13,984 3,432
Emerson Electric Co. 3,286 302
Entergy Corp. 1,004 112
EOG Resources, Inc. 3,249 362
Equity Residential(ö) 3,511 312
Eversource Energy(Æ) 2,708 242
Exelon Corp. 9,467 549
Extra Space Storage, Inc.(ö) 1,409 279
Exxon Mobil Corp. 14,174 1,077
Fastenal Co. 17,401 986
FedEx Corp. 1,204 296
Fidelity National Information Services,
Inc. 71,164 8,534
Fifth Third Bancorp 5,876 262
FirstEnergy Corp. 5,606 235
Ford Motor Credit Co. LLC 20,164 409
Fortive Corp. 4,824 340
Garmin, Ltd. 3,537 440
General Dynamics Corp. 2,861 607
General Electric Co. 1,501 142
General Mills, Inc. 6,623 455
General Motors Co.(Æ) 12,412 654
Genuine Parts Co. 3,840 512
Goldman Sachs Group, Inc. (The) 1,609 571
Halliburton Co. 76,028 2,337
HCA Healthcare, Inc. 33,273 7,987
Hershey Co. (The) 4,733 933
Hewlett Packard Enterprise Co. Class H 24,233 396
Home Depot, Inc. (The) 8,303 3,047
Honeywell International, Inc. 6,897 1,410
Hormel Foods Corp. 14,285 678
HP, Inc.(Æ) 12,653 465
Humana, Inc. 836 328
Illinois Tool Works, Inc. 6,832 1,598
Illumina, Inc.(Æ) 5,161 1,800
Ingersoll Rand, Inc. 44,410 2,496
Intel Corp. 31,451 1,535
International Business Machines Corp. 4,861 649
International Flavors & Fragrances, Inc. 2,149 283
International Paper Co. 3,527 170
Interpublic Group of Cos., Inc. (The) 12,188 433
Intuit, Inc. 440 244

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invitation Homes, Inc.(ö) 6,073 255
Jacobs Engineering Group, Inc. 2,300 299
Jazz Pharmaceuticals PLC(Æ) 1,412 196
JM Smucker Co. (The) 1,526 215
Johnson & Johnson 33,769 5,818
Johnson Controls International PLC(Æ) 55,259 4,016
JPMorgan Chase & Co. 40,092 5,958
Juniper Networks, Inc. 8,953 312
Keurig Dr Pepper, Inc. 8,862 336
Kimberly-Clark Corp. 14,153 1,948
Kinder Morgan, Inc. 28,100 488
KKR & Co., Inc. Class A 4,077 290
KLA Corp. 2,585 1,006
Kraft Heinz Foods Co. 8,971 321
Kroger Co. (The) 7,782 339
L3Harris Technologies, Inc. 7,669 1,605
Laboratory Corp. of America
Holdings(Æ) 1,323 359
Lam Research Corp. 476 281
Lennar Corp. Class A 14,221 1,367
LKQ Corp. 3,121 171
Lockheed Martin Corp. 2,887 1,123
Marathon Petroleum Corp. 5,388 387
Marsh & McLennan Cos., Inc. 36,253 5,570
Marvell Technology, Inc. 37,950 2,710
MasterCard, Inc. Class A 30,490 11,781
Match Group, Inc.(Æ) 17,971 2,025
McDonald's Corp. 4,482 1,163
Medical Properties Trust, Inc.(ö) 12,733 290
Merck & Co., Inc. 4,069 332
Meta Platforms, Inc. Class A(Æ) 79,213 24,815
MetLife, Inc. 7,756 520
Micron Technology, Inc. 128,401 10,564
Microsoft Corp. 102,790 31,967
Mid-America Apartment Communities,
Inc.(ö) 1,222 253
Middleby Corp.(Æ) 13,085 2,423
Mondelez International, Inc. Class A 24,557 1,646
Moody's Corp. 740 254
Morgan Stanley 5,964 612
Nasdaq, Inc. 1,233 221
Netflix, Inc.(Æ) 496 212
Newmont Corp. 12,827 785
NextEra Energy, Inc. 11,676 912
Northrop Grumman Corp. 13,472 4,983
Nucor Corp. 2,981 302
NVIDIA Corp. 5,127 1,255
Omnicom Group, Inc. 2,112 159
ONEOK, Inc. 4,230 257
Oracle Corp. 5,395 438
Orion Office REIT, Inc.(Æ)(ö) 32,365 539
Ovintiv, Inc.(Ñ) 17,845 691
PACCAR Financial Corp. 4,945 460
Packaging Corp. of America 1,291 194
Palo Alto Networks, Inc.(Æ) 5,592 2,893
Paychex, Inc. 12,268 1,445
PayPal Holdings, Inc.(Æ) 1,594 274
PepsiCo, Inc. 41,771 7,248
Pfizer, Inc. 141,816 7,472
PG&E Corp.(Æ) 16,041 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Phillips 66 3,817 324
Pioneer Natural Resources Co. 1,640 359
PNC Financial Services Group, Inc.
(The) 2,588 533
Procter & Gamble Co. (The) 58,072 9,318
Progressive Corp. (The) 26,802 2,912
Prologis, Inc.(ö) 2,717 426
Prudential Financial, Inc. 4,372 488
Public Service Enterprise Group, Inc. 4,230 281
Public Storage(ö) 3,227 1,157
PulteGroup, Inc. 4,230 223
Quest Diagnostics, Inc. 1,803 243
Raytheon Technologies Corp.(Æ) 8,058 727
Realty Income Corp.(ö) 4,068 282
Republic Services, Inc. Class A 10,579 1,351
Rockwell Automation, Inc. 3,862 1,117
Roper Technologies, Inc. 674 295
S&P Global, Inc. 26,741 11,103
Salesforce.com, Inc.(Æ) 16,095 3,744
Sempra Energy 4,287 592
Sherwin-Williams Co. (The) 968 277
Skyworks Solutions, Inc. 1,679 246
Snap-on, Inc. 1,223 255
Southern Co. (The) 4,724 328
Stanley Black & Decker, Inc. 6,228 1,088
Starbucks Corp. 14,426 1,418
State Street Corp. 3,630 343
Stryker Corp. 1,062 263
Synchrony Financial 6,029 257
T. Rowe Price Group, Inc. 8,222 1,270
TE Connectivity, Ltd. 7,420 1,061
Tesla, Inc.(Æ) 1,789 1,676
Texas Instruments, Inc. 14,271 2,562
Textron, Inc. 1,925 131
TJX Cos., Inc. (The) 40,695 2,929
T-Mobile USA, Inc.(Æ) 1,388 150
Travelers Cos., Inc. (The) 10,359 1,721
Truist Financial Corp. 9,463 594
Tyson Foods, Inc. Class A 5,278 480
UGI Corp. 4,573 207
Ulta Beauty, Inc.(Æ) 9,004 3,275
Union Pacific Corp. 4,222 1,032
UnitedHealth Group, Inc. 34,019 16,076
US Bancorp 7,962 463
Valero Energy Corp. 3,838 318
VeriSign, Inc.(Æ) 1,060 230
Verizon Communications, Inc. 19,581 1,042
ViacomCBS, Inc. Class B 4,837 162
Viatris, Inc. 21,316 319
Visa, Inc. Class A 2,993 677
Vornado Realty Trust(ö) 4,606 189
Walgreens Boots Alliance, Inc. 10,807 538
Walmart, Inc. 14,598 2,041
Walt Disney Co. (The)(Æ) 49,194 7,033
Waste Connections, Inc. 2,744 342
Waste Management, Inc. 12,935 1,946
WEC Energy Group, Inc.(Æ) 3,323 322
Wells Fargo & Co. 106,968 5,755
West Pharmaceutical Services, Inc. 9,889 3,889
Western Digital Corp.(Æ) 26,010 1,346

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westinghouse Air Brake Technologies
Corp. 1,536 137
Whirlpool Corp. 1,031 217
WW Grainger, Inc. 1,213 601
Xcel Energy, Inc. 5,672 395
Xilinx, Inc. 2,164 419
Zoetis, Inc. Class A 44,649 8,920
575,675
Total Common Stocks
(cost $952,853) 1,163,293
Preferred Stocks - 0.5%
South Korea - 0.5%
Samsung Electronics Co., Ltd.
4.577% (Ÿ) 102,263 5,732
Total Preferred Stocks
(cost $5,122) 5,732
Short-Term Investments - 5.1%
United States - 5.1%
U.S. Cash Management Fund(@) 63,822,331 (∞) 63,803
Total Short-Term Investments
(cost $63,804) 63,803
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 2,423,743 (∞) 2,424
Total Other Securities
(cost $2,424) 2,424
Total Investments - 98.6%
(identified cost $1,024,203) 1,235,252
Other Assets and Liabilities, Net
- 1.4%
17,698
Net Assets - 100.0%
1,252,950

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 47
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.2%
ABN AMRO Bank NV 10/04/19 EUR 163,867 11 .95 1,958
2,634
Cellnex Telecom SA 06/14/19 EUR 7,637 36 .07 275 348
2,982
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Hang Seng Index Futures 1 HKD 1,193 02/22
(2)
MSCI Singapore Index Futures 2 SGD 67 02/22
(1)
Russell 2000 E-Mini Index Futures 365 USD 36,945 03/22
(3,049)
S&P 500 E-Mini Index Futures 685 USD 154,271 03/22
(5,946)
S&P/TSX 60 Index Futures 36 CAD 9,194 03/22
101
SPI 200 Index Futures 183 AUD 31,421 03/22 (1,349)
Short Positions
Amsterdam Index Futures 31 EUR 4,675 02/22
107
CAC40 Euro Index Futures 172 EUR 12,034 02/22
306
DAX Index Futures 23 EUR 8,857 03/22
55
EURO STOXX 50 Index Futures 167 EUR 6,919 03/22
85
FTSE 100 Index Futures 42 GBP 3,107 03/22
(126)
FTSE/MIB Index Futures 21 EUR 2,811 03/22
(26)
IBEX 35 Index Futures 29 EUR 2,489 02/22
70
MSCI Emerging Markets Index Futures 1,543 USD 94,493 03/22
107
OMXS30 Index Futures 139 SEK 31,859 02/22
55
TOPIX Index Futures 32 JPY 607,520 03/22 177
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (9,436)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,687 HKD 44,321
02/07/22
(3)
Bank of America EUR 779 USD 869
02/01/22
(6)
Bank of Montreal USD 4,380 AUD 6,108
03/16/22
(60)
Bank of Montreal CHF 8,101 USD 8,813
03/16/22
60
Bank of Montreal EUR 10,898 USD 12,383
03/16/22
128
Citigroup USD 4,370 AUD 6,108
03/16/22
(51)
Citigroup CHF 8,101 USD 8,802
03/16/22
49
Citigroup EUR 10,898 USD 12,350
03/16/22
96
JPMorgan Chase USD 4,371 AUD 6,108
03/16/22
(51)
JPMorgan Chase CHF 8,101 USD 8,798
03/16/22
45
JPMorgan Chase EUR 10,898 USD 12,346
03/16/22
91
Royal Bank of Canada USD 4,367 AUD 6,108
03/16/22
(48)
Royal Bank of Canada USD 7,900 EUR 7,000
03/16/22
(29)
Royal Bank of Canada CHF 8,101 USD 8,806
03/16/22
54
Royal Bank of Canada EUR 10,898 USD 12,355
03/16/22
101
Standard Chartered USD 4,378 AUD 6,108
03/16/22
(58)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered CHF 8,101 USD 8,807
03/16/22
54
Standard Chartered EUR 10,898 USD 12,380
03/16/22
125
State Street USD 391 BRL 2,094
02/01/22
3
State Street USD 8,493 CAD 10,751
03/16/22
(36)
State Street USD 6,917 DKK 45,281
03/16/22
(73)
State Street USD 5,061 NOK 45,071
03/16/22
3
State Street USD 8,294 NZD 12,200
03/16/22
(272)
State Street GBP 6,655 USD 8,799
03/16/22
(149)
State Street HKD 2,830 USD 363
03/16/22
—
State Street JPY 882,468 USD 7,756
03/16/22
84
State Street SEK 64,450 USD 7,132
03/16/22
217
State Street SGD 120 USD 88
03/16/22
(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 273
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 250 $ — $ —
$ —
$ 250
Australia 1,235 3,318 —
—
4,553
Austria — 1,780 —
—
1,780
Belgium — 3,924 —
—
3,924
Brazil 4,442 — —
—
4,442
Burkina Faso 752 — —
—
752
Canada 31,195 — —
—
31,195
China 6,116 8,997 —
—
15,113
Finland — 6,049 —
—
6,049
France — 56,023 —
—
56,023
Germany 4,419 33,865 —
—
38,284
Hong Kong — 15,338 —
—
15,338
India 8,021 — —
—
8,021
Indonesia — 2,499 —
—
2,499
Ireland 21,318 8,280 —
—
29,598
Italy — 14,178 —
—
14,178
Japan — 98,959 —
—
98,959
Luxembourg — 5,611 —
—
5,611
Malaysia — 1,320 —
—
1,320
Mexico 1,266 — —
—
1,266
Netherlands 268 23,800 —
—
24,068
Norway — 1,218 —
—
1,218
Russia 751 4,545 —
—
5,296
Singapore — 3,475 —
—
3,475
South Africa — 2,437 —
—
2,437
South Korea 2,895 27,816 —
—
30,711

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Spain — 5,188 —
—
5,188
Sweden 200 3,360 —
—
3,560
Switzerland 638 56,831 —
—
57,469
Taiwan 32,128 6,958 —
—
39,086
Thailand — 6,413 —
—
6,413
Turkey — 1,642 —
—
1,642
United Kingdom 10,134 57,766 —
—
67,900
United States 575,675 — —
—
575,675
Preferred Stocks — 5,732 — — 5,732
Short-Term Investments — — — 63,803 63,803
Other Securities — — — 2,424 2,424
Total Investments 701,703 467,322 — 66,227 1,235,252
Other Financial Instruments
Assets
Futures Contracts 1,063 — — — 1,063
Foreign Currency Exchange Contracts 3 1,107 — — 1,110
Liabilities
Futures Contracts (10,499) — — — (10,499)
Foreign Currency Exchange Contracts (9) (828) — — (837)
Total Other Financial Instruments
*
$ (9,442) $ 279 $ — $ — $ (9,163)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
136,218
Consumer Staples ...................................................................
59,140
Energy ....................................................................................
49,809
Financial Services ...................................................................
259,105
Health Care .............................................................................
137,044
Materials and Processing ........................................................
63,060
Producer Durables ..................................................................
130,883

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
Technology ..............................................................................
289,904
Utilities ...................................................................................
38,130
Preferred Stocks
Technology ..............................................................................
5,732
Short-Term Investments ................................................................
63,803
Other Securities ...........................................................................
2,424
Total Investments .................................................................... 1,235,252

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.1%
Argentina - 0.3%
Globant SA(Æ) 10,465 2,670
MercadoLibre, Inc.(Æ) 443 502
3,172
Australia - 0.0%
IDP Education, Ltd. 13,219 277
Austria - 0.0%
Erste Group Bank AG 10,017 466
Bangladesh - 0.5%
BRAC Bank, Ltd. 2,894,761 1,863
GrameenPhone, Ltd. 576,961 2,392
Square Pharmaceuticals, Ltd. 790,995 2,026
6,281
Brazil - 4.4%
Afya, Ltd. Class A(Æ) 87,965 1,274
Atacadao SA 630,000 1,978
Azul SA - ADR(Æ) 142,196 2,355
B3 SA - Brasil Bolsa Balcao 2,222,689 6,120
Banco Bradesco SA - ADR 473,642 2,032
Banco do Brasil SA 139,100 856
BB Seguridade Participacoes SA 350,000 1,525
Cia Siderurgica Nacional SA 79,200 381
CSN Mineracao SA 453,900 597
Equatorial Energia SA 90,000 389
Itau Unibanco Holding SA - ADR 726,103 3,427
JBS SA 677,000 4,474
Localiza Rent a Car SA 17,100 189
Marfrig Global Foods SA 141,700 600
Minerva SA 719,500 1,293
Natura & Co. Holding SA(Æ) 143,900 615
Pagseguro Digital, Ltd. Class A(Æ) 35,740 808
Petroleo Brasileiro SA 132,500 880
Petroleo Brasileiro SA - ADR 732,891 9,529
SLC Agricola SA 63,360 549
Telefonica Brasil SA 50,600 473
Vale SA 130,135 1,982
Vale SA Class B - ADR 409,853 6,221
Vibra Energia SA(Æ) 532,100 2,295
WEG SA 513,200 3,108
XP, Inc.(Æ) 6,566 218
54,168
Canada - 0.9%
First Quantum Minerals, Ltd. 153,630 3,784
Ivanhoe Mines, Ltd. Class A(Æ) 347,073 2,973
Parex Resources, Inc. 191,506 4,074
10,831
Chile - 0.1%
Cencosud SA 202,640 373
Sociedad Quimica y Minera de Chile
SA - ADR 19,932 1,080
1,453
China - 27.1%
3SBio, Inc. Class A(Æ)(Þ) 27,500 22
Agricultural Bank of China, Ltd. Class H 17,111,000 6,513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airtac International Group 4,000 141
Alibaba Group Holding, Ltd.(Æ) 1,529,600 24,011
Alibaba Group Holding, Ltd. - ADR(Æ) 48,014 6,040
A-Living Smart City Services Co., Ltd.
Class H(Þ) 690,500 1,344
Aluminum Corp. of China, Ltd. Class
H(Æ) 8,364,000 4,371
Anhui Conch Cement Co., Ltd. Class H 767,235 4,055
Anta Sports Products, Ltd. 78,800 1,182
Autohome, Inc. - ADR 6,570 219
BAIC Motor Corp., Ltd. Class H(Þ) 321,000 118
Baidu, Inc. - ADR(Æ) 18,546 2,963
Bank of China, Ltd. Class H 11,424,000 4,444
Bank of Communications Co., Ltd. Class
H 1,190,000 799
Baoshan Iron & Steel Co., Ltd. Class A 2,866,100 3,180
Bosideng International Holdings, Ltd. 1,180,000 574
BYD Co., Ltd. Class A 36,800 1,345
BYD Co., Ltd. Class H 62,500 1,799
Centre Testing International Group Co.,
Ltd. Class A 205,200 683
China CITIC Bank Corp., Ltd. Class H 4,769,000 2,273
China Conch Venture Holdings, Ltd. 173,000 822
China Construction Bank Corp. Class H 16,291,554 12,473
China Datang Corp. Renewable Power
Co., Ltd. Class H 5,955,000 2,434
China Feihe, Ltd.(Þ) 280,000 389
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Gas Holdings, Ltd. 308,600 524
China Hongqiao Group, Ltd. 1,840,000 2,078
China International Capital Corp., Ltd.
Class H(Þ) 165,200 449
China International Marine Containers
Group Co., Ltd. Class A 78,700 186
China International Marine Containers
Group Co., Ltd. Class H 112,000 202
China Life Insurance Co., Ltd. Class H 664,000 1,170
China Longyuan Power Group Corp.,
Ltd. Class H 4,589,057 9,355
China Medical System Holdings, Ltd. 468,000 780
China Merchants Bank Co., Ltd. Class A 118,300 917
China Merchants Bank Co., Ltd. Class H 762,352 6,370
China National Building Material Co.,
Ltd. Class H 828,000 1,073
China Oilfield Services, Ltd. Class H 2,232,000 2,188
China Overseas Land & Investment, Ltd. 323,000 951
China Pacific Insurance Group Co., Ltd.
Class H 297,400 904
China Petroleum & Chemical Corp.
Class H 4,220,000 2,205
China Resources Gas Group, Ltd. 102,000 510
China Resources Land, Ltd. 888,000 4,287
China Shenhua Energy Co., Ltd. Class H 1,179,594 2,916
China Taiping Insurance Holdings Co.,
Ltd. 239,800 339
China Tourism Group Duty Free Corp.,
Ltd. Class A 13,000 426
China Tower Corp., Ltd. Class H(Þ) 4,496,000 543
China Vanke Co., Ltd. Class H 194,300 502
China Yangtze Power Co., Ltd. Class A 764,600 2,626

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Yongda Automobiles Services
Holdings, Ltd. 825,000 1,055
China Youran Dairy Group, Ltd.(Æ)(Þ) 1,251,000 693
Chinasoft International, Ltd.(Æ) 494,000 493
Chongqing Brewery Co., Ltd. Class A(Æ) 38,400 810
CIFI Holdings Group Co., Ltd. 3,312,000 2,163
CITIC Securities Co., Ltd. Class H 243,500 650
CITIC, Ltd. 631,000 706
Contemporary Amperex Technology Co.,
Ltd. Class A 73,360 7,005
COSCO SHIPPING Holdings Co., Ltd.
Class A(Æ) 331,500 849
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 855,500 1,547
Country Garden Services Holdings Co.,
Ltd. 145,000 857
CSPC Pharmaceutical Group, Ltd. 2,873,000 3,489
Daqo New Energy Corp. - ADR(Æ) 26,137 1,049
Dongfeng Motor Group Co., Ltd. Class H 2,176,000 1,917
Fosun International, Ltd. 323,000 367
FuJian Green Pine Co., Ltd Class A 111,418 147
Ganfeng Lithium Co., Ltd. Class H(Þ) 52,800 836
Guangzhou Automobile Group Co., Ltd.
Class H 2,914,435 2,854
Guangzhou Kingmed Diagnostics Group
Co., Ltd. Class A 95,500 1,168
Haier Smart Home Co., Ltd. Class H 203,800 817
Hangzhou Tigermed Consulting Co., Ltd.
Class A 19,900 326
Hengan International Group Co., Ltd. 74,000 361
Hengli Petrochemical Co., Ltd. Class A 419,380 1,575
Hongfa Technology Co., Ltd. Class A 79,200 795
Hualan Biological Engineering, Inc.
Class A 172,100 686
Industrial & Commercial Bank of China,
Ltd. Class H 4,155,401 2,514
Industrial Bank Co., Ltd. Class A 1,561,789 5,159
JD Logistics, Inc.(Æ)(Ñ)(Þ) 1,041,100 3,106
JD.com, Inc. Class A(Æ) 244,491 9,117
JD.com, Inc. - ADR(Æ) 15,345 1,149
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 2,115,200 2,484
JiuGui Liquor Co., Ltd. Class A 5,400 139
Joinn Laboratories China Co., Ltd. Class
A 27,860 425
JOYY, Inc.(Æ) 7,626 386
Kingboard Holdings, Ltd. 466,500 2,251
Kweichow Moutai Co., Ltd. Class A 12,563 3,727
KWG Property Holding, Ltd.(Æ) 342,500 187
Legend Holdings Corp. Class H(Þ) 216,000 301
Lenovo Group, Ltd. 1,630,000 1,757
Li Ning Co., Ltd. 283,000 2,748
Longfor Group Holdings, Ltd.(Þ) 1,134,000 6,781
LONGi Green Energy Technology Co.,
Ltd. Class A 165,940 1,867
Maccura Biotechnology Co., Ltd. Class A 87,623 344
Meituan Class B(Æ)(Þ) 262,500 7,469
Midea Real Estate Holding, Ltd.(Þ) 520,000 769
MMG, Ltd.(Æ) 115,000 37
Montage Technology Co., Ltd. Class A 209,365 2,351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muyuan Foods Co., Ltd. Class A 251,654 2,162
NetEase, Inc. - ADR 22,128 2,287
NIO, Inc. - ADR(Æ) 8,660 212
PetroChina Co., Ltd. Class H 7,874,000 3,893
Pharmaron Beijing Co., Ltd. Class H(Þ) 104,400 1,322
PICC Property & Casualty Co., Ltd.
Class H 734,000 682
Pinduoduo, Inc. - ADR(Æ) 23,747 1,421
Ping An Bank Co., Ltd. Class A 870,500 2,169
Ping An Insurance Group Co. of China,
Ltd. Class A 376,100 2,973
Ping An Insurance Group Co. of China,
Ltd. Class H 421,500 3,303
Poly Developments and Holdings Group
Co., Ltd. Class A 1,369,686 3,366
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 763,000 634
Riyue Heavy Industry Co., Ltd. Class A 561,100 2,469
S.C New Energy Technology Corp. Class
A 94,200 1,223
SAIC Motor Corp., Ltd. Class A 456,988 1,354
SF Holding, Ltd. Class A 39,400 394
Shaanxi Coal Industry Co., Ltd. Class A 845,510 1,662
Shanghai International Airport Co., Ltd.
Class A(Æ) 395,700 3,145
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 858,800 1,675
Shanxi Xinghuacun Fen Wine Factory
Co., Ltd. Class A 22,100 956
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 38,200 1,945
Shimao Group Holdings, Ltd. 128,000 94
Silergy Corp. 21,000 2,861
Sinopharm Group Co., Ltd. Class H 153,600 344
Sinotruk Hong Kong, Ltd. 732,500 1,087
SITC International Holdings Co., Ltd. 111,000 421
Sunac China Holdings, Ltd. 320,000 395
Sungrow Power Supply Co., Ltd. Class A 18,000 325
Suofeiya Home Collection Co., Ltd.
Class A 438,500 1,503
Tencent Holdings, Ltd. 664,580 40,563
Times Property Holdings, Ltd. 1,855,000 732
Tongcheng-Elong Holdings, Ltd.(Æ) 1,134,800 2,341
Trip.com Group, Ltd. - ADR(Æ) 75,386 2,006
Tsingtao Brewery Co., Ltd. Class H 220,000 1,977
Vipshop Holdings, Ltd. - ADR 148,688 1,384
Wanhua Chemical Group Co., Ltd. Class
A 33,900 486
Weichai Power Co., Ltd. Class H 1,196,000 2,152
Wingtech Technology Co., Ltd. Class A 138,738 2,353
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 268,800 1,062
Wuliangye Yibin Co., Ltd. Class A 51,700 1,610
WuXi AppTec Co., Ltd. Class A 22,160 365
WuXi AppTec Co., Ltd. Class H(Þ) 255,783 3,674
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 291,500 2,862
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 137,500 1,565
Xianhe Co., Ltd. Class A 257,400 1,431

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xiaomi Corp. Class B(Æ)(Þ) 109,600 232
Xtep International Holdings, Ltd. 425,500 766
Yifeng Pharmacy Chain Co., Ltd. Class A 288,434 2,249
Yunnan Energy New Material Co., Ltd.
Class A 11,300 463
Zhangzhou Pientzehuang Pharmaceutical
Co., Ltd. Class A 7,000 397
Zhejiang HangKe Technology, Inc. Co.
Class A 112,638 1,560
Zhongsheng Group Holdings, Ltd. 387,000 2,971
Zijin Mining Group Co., Ltd. Class H 2,042,000 2,632
336,088
Cyprus - 0.0%
HeadHunter Group PLC - ADR 7,327 325
Egypt - 0.3%
Commercial International Bank Egypt
SAE(Æ) 569,171 1,860
Commercial International Bank Egypt
SAE - GDR 3 —
Eastern Co. SAE 2,034,850 1,346
Edita Food Industries SAE 1,152,556 587
3,793
France - 0.2%
LVMH Moet Hennessy Louis Vuitton
SE - ADR 747 614
Sartorius Stedim Biotech 1,054 461
Teleperformance - GDR 3,549 1,338
2,413
Georgia - 0.2%
Georgia Capital PLC(Æ) 66,817 581
TBC Bank Group PLC 69,673 1,328
1,909
Greece - 0.3%
Alpha Services and Holdings SA(Æ) 2,550,631 3,844
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 507,354 3,520
Hong Kong - 1.8%
Cathay Pacific Airways, Ltd.(Æ) 2,542,000 2,115
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
CITIC Securities Co., Ltd. 36,525 14
Geely Automobile Holdings, Ltd. 645,000 1,388
Kunlun Energy Co., Ltd. 6,208,000 6,432
Nine Dragons Paper Holdings, Ltd. 1,919,000 1,914
Orient Overseas International, Ltd. 216,000 5,340
Pacific Basin Shipping, Ltd. 7,080,000 3,016
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 487,000 336
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Techtronic Industries Co., Ltd. 53,000 871
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 996,000 665
22,159
Hungary - 0.6%
OTP Bank PLC(Æ) 130,967 7,603
India - 10.8%
ACC, Ltd. 86,485 2,660
Apollo Hospitals Enterprise, Ltd. 46,302 2,773
Asian Paints, Ltd. 61,926 2,611
AU Small Finance Bank, Ltd.(Æ)(Þ) 53,431 948
Aurobindo Pharma, Ltd. 35,705 304
Axis Bank, Ltd.(Æ) 302,994 3,150
Bajaj Finance, Ltd. 30,012 2,821
Balrampur Chini Mills, Ltd. Class A 49,423 282
Bharat Electronics, Ltd. 465,850 1,311
Bharat Petroleum Corp., Ltd. 65,961 352
Bharti Airtel, Ltd.(Æ) 229,795 2,253
Britannia Industries, Ltd. 10,539 500
Chambal Fertilizers & Chemicals, Ltd. 183,367 1,071
Dr Reddy's Laboratories, Ltd. 11,889 686
Escorts, Ltd. 38,450 954
GAIL India, Ltd. 1,322,041 2,567
Glenmark Life Sciences, Ltd. 74,537 573
Godrej Consumer Products, Ltd.(Æ) 42,663 509
Grasim Industries, Ltd. 29,089 675
Havells India, Ltd. 65,799 1,047
HCL Technologies, Ltd. 110,440 1,630
HDFC Bank, Ltd. 281,212 5,638
Hero MotoCorp, Ltd. 11,517 422
Hindalco Industries, Ltd. 459,173 3,018
Housing Development Finance Corp.,
Ltd. 62,019 2,112
ICICI Bank, Ltd. 501,267 5,310
ICICI Bank, Ltd. - ADR 215,010 4,672
Indian Energy Exchange, Ltd.(Þ) 160,359 511
IndusInd Bank, Ltd. 203,437 2,385
Info Edge India, Ltd. 4,361 288
Infosys, Ltd. 113,902 2,664
Infosys, Ltd. - ADR 492,660 11,612
JSW Steel, Ltd. 88,090 743
Larsen & Toubro, Ltd. 256,010 6,614
Mahindra & Mahindra, Ltd. 89,299 1,062
Maruti Suzuki India, Ltd. 17,326 2,000
Mindtree, Ltd. 25,735 1,388
Motherson Sumi Systems, Ltd. 350,603 849
Motherson Sumi Wiring India, Ltd.(Æ)(Š) 350,603 164
NTPC, Ltd. 411,044 784
Oil & Natural Gas Corp., Ltd. 243,924 569
Power Grid Corp. of India, Ltd. 1,496,847 4,313
Reliance Industries, Ltd. 411,335 13,149
Shriram Transport Finance Co., Ltd. 23,370 385
State Bank of India 1,303,334 9,485
Steel Authority of India, Ltd. 410,991 548
Sun Pharmaceutical Industries, Ltd. 40,982 459
Tata Consultancy Services, Ltd. 70,431 3,538
Tata Motors, Ltd.(Æ) 152,563 1,049
Tata Motors, Ltd. - ADR(Æ) 49,601 1,675
Tata Steel, Ltd. 253,652 3,711

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tech Mahindra, Ltd. 83,218 1,655
Titan Co., Ltd. 12,672 404
UltraTech Cement, Ltd. 31,577 3,062
United Breweries, Ltd. 74,725 1,627
United Phosphorus, Ltd. 46,556 486
United Spirits, Ltd.(Æ) 32,216 375
Vedanta, Ltd. 629,309 2,721
Wipro, Ltd. 90,578 696
WNS Holdings, Ltd. - ADR(Æ) 18,150 1,528
133,348
Indonesia - 1.6%
Astra International Tbk PT 6,255,400 2,389
Bank Central Asia Tbk PT 5,354,500 2,855
Bank Negara Indonesia Persero Tbk PT 6,579,800 3,371
Bank Rakyat Indonesia Persero Tbk PT 16,532,495 4,695
Bukalapak.com PT Tbk(Æ) 9,645,800 240
Indofood Sukses Makmur Tbk PT 1,171,500 515
Matahari Department Store Tbk PT 1,212,500 319
Media Nusantara Citra Tbk PT 7,595,600 450
PT Bank Jago Tbk(Æ) 304,000 347
Semen Indonesia Persero Tbk PT 3,316,081 1,560
Telkom Indonesia Persero Tbk PT 10,912,900 3,191
Vale Indonesia Tbk PT 1,322,800 435
20,367
Japan - 0.1%
Shimano, Inc. 1,600 360
Tokyo Electron, Ltd. 600 292
652
Kazakhstan - 0.5%
Halyk Savings Bank of Kazakhstan JSC
- GDR 135,175 1,760
Kaspi.KZ JSC - GDR 52,503 4,502
6,262
Kenya - 0.3%
Equity Group Holdings, Ltd.(Æ) 7,617,400 3,377
Safaricom PLC 2,322,600 753
4,130
Kuwait - 0.1%
Agility Public Warehousing Co. 212,366 705
Mobile Telecommunications Co. KSCP 147,620 292
997
Luxembourg - 0.1%
InPost SA(Æ) 92,470 754
Macao - 0.4%
Galaxy Entertainment Group, Ltd.(Æ) 805,000 4,681
Malaysia - 0.1%
IHH Healthcare BHD 197,300 304
Petronas Chemicals Group BHD 682,300 1,449
1,753
Mexico - 1.8%
Arca Continental SAB de CV 21,600 128
Cemex SAB de CV(Æ) 1,965,000 1,200
Cemex SAB de CV - ADR(Æ) 441,467 2,703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fibra Uno Administracion SA de CV(ö) 385,300 396
Fomento Economico Mexicano SAB de
CV 120,175 904
Fresnillo PLC 193,532 1,628
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 142,200 952
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ) 30,000 412
Grupo Aeroportuario del Sureste SAB de
CV Class B 43,865 888
Grupo Cementos de Chihuahua SAB
de CV 297,560 2,098
Grupo Financiero Banorte SAB de CV
Class O 1,057,284 6,702
Grupo Mexico SAB de CV 203,800 875
Industrias Bachoco SAB de CV 303,100 1,043
Wal-Mart de Mexico SAB de CV 651,820 2,216
22,145
Morocco - 0.4%
Attijariwafa Bank SA 13,824 725
Label Vie 6,125 3,411
Maroc Telecom - ADR 68,706 1,007
5,143
Netherlands - 0.1%
ASML Holding NV 2,189 1,497
Nigeria - 0.2%
Guaranty Trust Holding Co. PLC 23,868,264 1,544
SEPLAT Petroleum Development Co.
PLC 751,160 1,426
2,970
Pakistan - 0.0%
United Bank, Ltd. 515,956 408
Panama - 0.1%
Copa Holdings SA Class A(Æ) 10,224 855
Peru - 0.3%
Credicorp, Ltd.(Ñ) 25,230 3,613
Philippines - 1.0%
Ayala Corp. 65,720 1,125
Ayala Land, Inc. 3,311,500 2,336
Bank of the Philippine Islands 1,122,940 2,165
Converge ICT Solutions, Inc.(Æ) 3,196,300 1,927
Megaworld Corp. 19,599,000 1,190
Metro Pacific Investments Corp. 5,961,000 451
Metropolitan Bank & Trust Co. - ADR 2,621,000 3,034
12,228
Poland - 0.9%
Allegro.eu SA(Æ)(Þ) 97,860 908
Bank Polska Kasa Opieki SA 136,863 4,552
Dino Polska SA(Æ)(Þ) 37,237 2,866
KGHM Polska Miedz SA 70,919 2,440
Powszechny Zaklad Ubezpieczen SA 41,250 367
11,133

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania - 0.5%
Banca Transilvania SA 4,696,826 2,812
Fondul Proprietatea SA 7,371,081 3,406
6,218
Russia - 4.3%
Gazprom PJSC 1,212,012 5,211
Gazprom PJSC - ADR 154,160 1,347
Lukoil PJSC 18,551 1,645
Lukoil PJSC - ADR 166,975 14,976
Novatek OAO 127,664 2,715
Novatek PJSC - GDR 1,756 373
Polymetal International PLC 94,278 1,353
Polyus PJSC 5,679 896
Rosneft Oil Co. PJSC 87,303 650
Sberbank of Russia PJSC 891,473 3,075
Sberbank of Russia PJSC - ADR 766,821 10,777
Surgutneftegas OJSC 2,093,900 985
Tatneft PJSC 375,001 2,411
TCS Group Holding PLC(Æ) 22,673 1,634
X5 Retail Group NV - GDR 98,302 2,231
Yandex NV Class A(Æ) 51,106 2,456
52,735
Saudi Arabia - 1.3%
Al Rajhi Bank 105,337 4,172
Etihad Etisalat Co. 94,404 822
Leejam Sports Co. 14,485 460
National Commercial Bank 69,882 1,379
Sahara International Petro Chemical Co. 179,363 2,071
Saudi Basic Industries Corp. 122,938 4,093
Saudi Kayan Petrochemical Co.(Æ) 223,927 1,174
United Electronics Co. 44,718 1,664
United International Transportation Co. 57,626 773
16,608
Singapore - 0.1%
DBS Group Holdings, Ltd. 65,083 1,705
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 171,980 2,858
South Africa - 1.8%
Absa Group, Ltd. 119,404 1,322
AngloGold Ashanti, Ltd. - ADR 227,761 4,233
Barloworld, Ltd. - ADR 178,276 1,544
Bid Corp., Ltd. 107,749 2,345
Bidvest Group, Ltd. (The) 135,116 1,655
Capitec Bank Holdings, Ltd. 7,923 1,043
FirstRand, Ltd. 90,637 366
Impala Platinum Holdings, Ltd. 200,830 3,076
MTN Group, Ltd.(Æ) 148,493 1,876
Naspers, Ltd. Class N 18,193 2,951
Nedbank Group, Ltd. 47,767 593
Sasol, Ltd. - ADR(Æ) 41,357 927
Standard Bank Group, Ltd. 56,761 553
22,484
South Korea - 12.2%
Ecopro BM Co., Ltd. 2,166 614
Hana Financial Group, Inc. 399,084 15,178
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hansol Chemical Co., Ltd. 7,203 1,289
Hanwha Solutions Corp.(Æ) 13,777 372
Hyundai Engineering & Construction
Co., Ltd. 9,000 319
Hyundai Glovis Co., Ltd. 2,830 386
Hyundai Home Shopping Network Corp. 6,267 315
Hyundai Mobis Co., Ltd. 8,041 1,567
Hyundai Motor Co. 38,945 6,250
Hyundai Steel Co. 13,082 428
KB Financial Group, Inc. 290,352 14,637
Kia Corp. 161,054 11,188
Korea Electric Power Corp. 23,017 398
Korea Petrochemical Industries Co., Ltd. 7,219 928
KT Corp. 14,284 376
KT&G Corp. 12,327 803
Kumho Petrochemical Co., Ltd.(Æ) 2,165 269
LG Chem, Ltd. 8,469 4,546
LG Corp. Class H 9,136 568
LG Display Co., Ltd. 25,501 428
LG Electronics, Inc. Class H 19,903 2,173
Lotte Chemical Corp. 2,488 408
NAVER Corp. 10,043 2,661
NCSoft Corp. 4,089 1,848
Orion Corp. 19,237 1,567
POSCO 25,255 5,709
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,466 2,134
Samsung C&T Corp. 5,031 455
Samsung Electro-Mechanics Co., Ltd. 10,693 1,629
Samsung Electronics Co., Ltd. 682,495 42,273
Samsung Fire & Marine Insurance Co.,
Ltd. 1,740 292
Samsung Life Insurance Co., Ltd. 9,748 492
Samsung SDI Co., Ltd. 609 301
Samsung Securities Co., Ltd. 11,310 381
Shinhan Financial Group Co., Ltd. 100,866 3,227
SK Hynix, Inc. 169,082 17,584
SK Innovation Co., Ltd.(Æ) 3,978 731
SK Square Co., Ltd.(Æ) 17,052 801
SK Telecom Co., Ltd. 33,965 1,605
SK, Inc. 2,858 523
Soulbrain Co., Ltd. 3,799 787
Woori Financial Group, Inc. 226,781 2,772
151,212
Sweden - 0.1%
Atlas Copco AB(Æ) 6,606 388
Epiroc AB Class A 31,127 662
1,050
Switzerland - 0.1%
Straumann Holding AG 497 822
Taiwan - 13.2%
Accton Technology Corp. 197,000 1,889
ASE Technology Holding Co., Ltd. 925,000 3,418
Asia Cement Corp. 324,000 515
Asustek Computer, Inc. 74,000 960
AU Optronics Corp. 2,634,000 1,968
Catcher Technology Co., Ltd. 78,000 439
Cathay Financial Holding Co., Ltd. 1,453,000 3,360

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Development Financial Holding
Corp. 1,145,000 759
China Steel Corp. Class H 976,000 1,183
Chunghwa Telecom Co., Ltd. 344,000 1,460
Compal Electronics, Inc. 621,000 563
CTBC Financial Holding Co., Ltd. 2,366,200 2,372
Delta Electronics, Inc. 21,000 203
Eclat Textile Co., Ltd. 100,000 2,222
Evergreen Marine Corp. Taiwan, Ltd. 98,000 413
Far Eastern New Century Corp. 388,000 405
First Financial Holding Co., Ltd. 672,685 612
Formosa Chemicals & Fibre Corp. 350,000 994
Formosa Plastics Corp. 371,000 1,404
Fubon Financial Holding Co., Ltd. 1,508,300 4,142
Giant Manufacturing Co., Ltd. 26,000 297
Hon Hai Precision Industry Co., Ltd. 777,516 2,893
Innolux Corp. 1,614,000 1,011
International Games System Co., Ltd. 108,000 2,766
King Yuan Electronics Co., Ltd. 2,150,000 3,481
Lite-On Technology Corp. 256,107 586
Makalot Industrial Co., Ltd. 188,000 1,570
MediaTek, Inc. 222,000 8,655
momo.com, Inc. 9,000 372
Nan Ya Plastics Corp. 458,000 1,426
Nanya Technology Corp. 1,102,000 2,869
Nien Made Enterprise Co., Ltd. 46,000 652
Novatek Microelectronics Corp. 167,000 2,914
Parade Technologies, Ltd. 35,000 2,593
Pegatron Corp. 258,000 648
Powerchip Semiconductor Manufacturing
Corp. 564,256 1,341
Quanta Computer, Inc. 245,000 830
Realtek Semiconductor Corp. 158,000 3,068
RichWave Technology Corp. 144,200 1,171
Silicon Motion Technology Corp. - ADR 10,688 844
SinoPac Financial Holdings Co., Ltd. 2,747,755 1,641
Taiwan Cement Corp. 521,724 880
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,203,000 50,168
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 161,798 19,840
Tong Hsing Electronic Industries, Ltd. 230,000 2,268
Unimicron Technology Corp. 111,000 831
Uni-President Enterprises Corp. 994,000 2,433
United Microelectronics Corp. 4,250,000 8,544
Winbond Electronics Corp. 569,000 629
Yageo Corp. 164,000 2,771
Yang Ming Marine Transport Corp.(Æ) 276,000 1,016
Yuanta Financial Holding Co., Ltd. 3,203,400 2,940
163,229
Thailand - 0.8%
Charoen Pokphand Foods PCL 4,232,400 3,226
Fabrinet(Æ) 13,920 1,575
Ngern Tid Lor PCL(Æ) 1,032,800 1,096
PTT Exploration & Production PCL 620,500 2,420
PTT Global Chemical PCL 839,500 1,430
9,747
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Togo - 0.0%
Ecobank Transnational, Inc.(Æ) 12,303,906 370
Turkey - 0.2%
Ford Otomotiv Sanayi AS 101,533 1,896
United Arab Emirates - 0.3%
Aldar Properties PJSC 877,295 990
Emaar Properties PJSC 2,037,533 2,712
3,702
United Kingdom - 0.2%
Anglo American PLC 52,858 2,318
Endava PLC - ADR(Æ) 5,204 633
2,951
United States - 1.0%
Danaher Corp. 2,775 793
EPAM Systems, Inc.(Æ) 1,474 702
Estee Lauder Cos., Inc. (The) Class A 3,573 1,114
Freeport-McMoRan, Inc. 109,936 4,093
Microsoft Corp. 6,273 1,951
NVIDIA Corp. 6,724 1,646
Samsonite International SA(Æ)(Þ) 447,600 935
TE Connectivity, Ltd. 6,428 919
Thoughtworks Holding, Inc.(Æ) 21,620 463
12,616
Vietnam - 3.0%
FPT Corp. 1,554,250 6,156
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 2,768,400 3,812
Masan Group Corp. 584,100 3,720
Military Commercial Joint Stock
Bank(Æ) 1,981,908 2,975
Mobile World Investment Corp. 2,109,319 12,392
Vietnam Dairy Products JSC 519,200 1,907
Vincom Retail JSC(Æ) 3,676,000 5,665
Vinhomes JSC(Þ) 300,400 1,064
37,691
Total Common Stocks
(cost $905,155) 1,179,132
Preferred Stocks - 1.1%
Brazil - 0.7%
Banco Bradesco SA
4.890% (Ÿ) 277,642 1,192
Bradespar SA
32.526% (Ÿ) 30,495 154
Gerdau SA
10.848% (Ÿ) 253,900 1,331
Itau Unibanco Holding SA
2.979% (Ÿ) 251,442 1,199
Itausa SA
4.899% (Ÿ) 383,508 736
Petroleo Brasileiro SA
16.511% (Ÿ) 215,100 1,310
Raizen Energia SA (Æ)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.621% (Ÿ) 2,391,900 2,892
8,814
Russia - 0.2%
Sberbank of Russia
14.274% (Ÿ) 348,120 1,143
Surgutneftegas OJSC
22.516% (Ÿ) 2,472,400 1,195
2,338
South Korea - 0.2%
Samsung Electronics Co., Ltd.
2.203% (Ÿ) 37,868 2,123
Total Preferred Stocks
(cost $10,249) 13,275
Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund(@) 29,709,926 (∞) 29,701
Total Short-Term Investments
(cost $29,701) 29,701
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 3,104,400 (∞) 3,104
Total Other Securities
(cost $3,104) 3,104
Total Investments - 98.8%
(identified cost $948,209) 1,225,212
Other Assets and Liabilities, Net
- 1.2%
14,286
Net Assets - 100.0%
1,239,498

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.4%
3SBio, Inc. 06/18/19 HKD 27,500 1 .64 45
22
A-Living Smart City Services Co., Ltd. 06/18/19 HKD 690,500 1 .61 1,114
1,344
Allegro.eu SA 10/21/20 PLN 97,860 19 .23 1,882
908
AU Small Finance Bank, Ltd. 05/19/21 INR 53,431 13 .46 719
948
BAIC Motor Corp., Ltd. 07/23/20 HKD 321,000 0 .50 159
118
China Feihe, Ltd. 09/02/20 HKD 280,000 1 .62 454
389
China International Capital Corp., Ltd. 10/28/20 HKD 165,200 2 .37 391
449
China Tower Corp., Ltd. 06/30/21 HKD 4,496,000 0 .14 625
543
China Youran Dairy Group, Ltd. 06/23/21 HKD 1,251,000 0 .81 1,010
693
Dino Polska SA 06/18/19 PLN 37,237 35 .24 1,312
2,866
Ganfeng Lithium Co., Ltd. 02/03/21 HKD 52,800 16 .73 884
836
Indian Energy Exchange, Ltd. 09/08/21 INR 160,359 2 .62 420
511
JD Logistics, Inc. 06/02/21 HKD 1,041,100 6 .07 6,318
3,106
Legend Holdings Corp. 10/27/21 HKD 216,000 1 .81 390
301
Longfor Group Holdings, Ltd. 11/19/18 HKD 1,134,000 4 .22 4,788
6,781
Meituan 07/08/20 HKD 262,500 29 .17 7,656
7,469
Midea Real Estate Holding, Ltd. 02/19/20 HKD 520,000 2 .84 1,479
769
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 104,400 5 .24 547
1,322
Postal Savings Bank of China Co., Ltd. 03/17/21 HKD 763,000 0 .79 603
634
Samsonite International SA 08/25/21 HKD 447,600 2 .32 1,037
935
Samsung Biologics Co., Ltd. 03/03/20 KRW 3,466 720 .99 2,499
2,134
Vinhomes JSC 11/24/21 VND 300,400 3 .67 1,102
1,064
WH Group, Ltd. 09/22/15 HKD 996,000 0 .54 536
665
WuXi AppTec Co., Ltd. 02/20/19 HKD 255,783 6 .29 1,609
3,674
WuXi Biologics (Cayman), Inc. 10/28/20 291,500 14 .72 4,291
2,862
Xiaomi Corp. 08/11/21 HKD 109,600 3 .52 386 232
41,575
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 770 USD 47,155 03/22 (90)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (90)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 281 USD 36
02/07/22
—
Bank of America HKD 787 USD 101
02/07/22
—
Bank of America SGD 266 USD 196
02/03/22
(1)
Royal Bank of Canada USD 430 HKD 3,351
02/04/22
—
State Street EGP 7,532 USD 478
02/02/22
(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,172 $ — $ —
$ —
$ 3,172
Australia — 277 —
—
277
Austria — 466 —
—
466
Bangladesh — 6,281 —
—
6,281
Brazil 54,168 — —
—
54,168
Canada 10,831 — —
—
10,831
Chile 1,453 — —
—
1,453
China 19,116 316,972 —
—
336,088
Cyprus 325 — —
—
325
Egypt — 3,793 —
—
3,793
France — 2,413 —
—
2,413
Georgia — 1,909 —
—
1,909
Greece — 3,844 —
—
3,844
Guernsey — 3,520 —
—
3,520
Hong Kong 14 22,077 68
—
22,159
Hungary — 7,603 —
—
7,603
India 19,487 113,697 164
—
133,348
Indonesia — 20,367 —
—
20,367
Japan — 652 —
—
652
Kazakhstan — 6,262 —
—
6,262
Kenya — 4,130 —
—
4,130
Kuwait — 997 —
—
997
Luxembourg — 754 —
—
754
Macao — 4,681 —
—
4,681
Malaysia — 1,753 —
—
1,753
Mexico 20,517 1,628 —
—
22,145
Morocco — 5,143 —
—
5,143
Netherlands — 1,497 —
—
1,497
Nigeria — 2,970 —
—
2,970
Pakistan — 408 —
—
408
Panama 855 — —
—
855
Peru 3,613 — —
—
3,613
Philippines — 12,228 —
—
12,228
Poland — 11,133 —
—
11,133
Romania — 6,218 —
—
6,218
Russia 2,456 50,279 —
—
52,735
Saudi Arabia — 16,608 —
—
16,608
Singapore — 1,705 —
—
1,705
Slovenia — 2,858 —
—
2,858
South Africa 4,233 18,251 —
—
22,484
South Korea — 151,212 —
—
151,212
Sweden — 1,050 —
—
1,050
Switzerland — 822 —
—
822

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Taiwan 20,684 142,545 —
—
163,229
Thailand 1,575 8,172 —
—
9,747
Togo — 370 —
—
370
Turkey — 1,896 —
—
1,896
United Arab Emirates — 3,702 —
—
3,702
United Kingdom 633 2,318 —
—
2,951
United States 11,681 935 —
—
12,616
Vietnam — 37,691 —
—
37,691
Preferred Stocks 8,814 4,461 — — 13,275
Short-Term Investments — — — 29,701 29,701
Other Securities — — — 3,104 3,104
Total Investments 183,627 1,008,548 232 32,805 1,225,212
Other Financial Instruments
Liabilities
Futures Contracts (90) — — — (90)
Foreign Currency Exchange Contracts (2) — — — (2)
Total Other Financial Instruments
*
$ (92) $ — $ — $ — $ (92)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
184,842
Consumer Staples ...................................................................
46,342
Energy ....................................................................................
87,254
Financial Services ...................................................................
307,121
Health Care .............................................................................
29,857
Materials and Processing ........................................................
138,243
Producer Durables ..................................................................
66,543
Technology ..............................................................................
274,001
Utilities ...................................................................................
44,929
Preferred Stocks

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Energy ....................................................................................
2,505
Financial Services ...................................................................
4,424
Materials and Processing ........................................................
1,331
Technology ..............................................................................
2,123
Utilities ...................................................................................
2,892
Short-Term Investments ................................................................
29,701
Other Securities ...........................................................................
3,104
Total Investments .................................................................... 1,225,212

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.4%
Consumer Discretionary - 14.5%
Advance Auto Parts, Inc. 19,099 4,422
Amazon.com, Inc.(Æ) 70,219 210,059
AutoZone, Inc.(Æ) 3,781 7,510
Best Buy Co., Inc. 44,114 4,380
Capri Holdings, Ltd.(Æ) 339,108 20,370
Charter Communications, Inc. Class A(Æ) 16,698 9,908
Comcast Corp. Class A 510,564 25,523
Costco Wholesale Corp. 68,286 34,493
DISH Network Corp. Class A(Æ) 183,200 5,752
Dollar General Corp. 5,400 1,126
Dollar Tree, Inc.(Æ) 5,970 783
DR Horton, Inc. 15,748 1,405
eBay, Inc. 26,648 1,601
Expedia Group, Inc.(Æ) 5,900 1,081
Ford Motor Credit Co. LLC 577,447 11,722
Fox Corp. Class A 190,144 7,722
Garmin, Ltd. 46,864 5,831
General Motors Co.(Æ) 29,701 1,566
Home Depot, Inc. (The) 75,922 27,862
Lennar Corp. Class A 84,884 8,158
Lennar Corp. Class B 56 5
Lowe's Cos., Inc. 194,881 46,255
McDonald's Corp. 5,663 1,469
Mohawk Industries, Inc.(Æ) 63,981 10,101
Netflix, Inc.(Æ) 213,946 91,385
Nike, Inc. Class B 369,421 54,700
nVent Electric PLC 6,066 210
O'Reilly Automotive, Inc.(Æ) 39,735 25,897
PulteGroup, Inc. 44,100 2,324
Ross Stores, Inc. 48,165 4,708
Royal Caribbean Cruises, Ltd.(Æ) 10,518 818
Starbucks Corp. 215,173 21,156
Target Corp. 134,491 29,646
Tesla, Inc.(Æ) 93,198 87,300
TJX Cos., Inc. (The) 324,871 23,381
Ulta Beauty, Inc.(Æ) 13,081 4,758
VF Corp. 26,000 1,695
ViacomCBS, Inc. Class B 23,776 795
Walmart, Inc. 175,381 24,520
Walt Disney Co. (The)(Æ) 258,677 36,983
Whirlpool Corp. 35,905 7,547
Wyndham Hotels & Resorts, Inc. 59,865 5,026
Yum China Holdings, Inc. 29,534 1,423
Yum! Brands, Inc. 284,366 35,594
908,970
Consumer Staples - 4.8%
Archer-Daniels-Midland Co. 26,319 1,974
Church & Dwight Co., Inc. 64,352 6,606
Clorox Co. (The) 16,060 2,696
Coca-Cola Co. (The) 313,739 19,141
Coca-Cola European Partners PLC 445,055 25,435
Colgate-Palmolive Co. 133,096 10,974
Constellation Brands, Inc. Class A 26,679 6,343
CVS Health Corp. 293,378 31,248
Estee Lauder Cos., Inc. (The) Class A 19,398 6,048
General Mills, Inc. 127,771 8,775
Hershey Co. (The) 4,970 979
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hormel Foods Corp. 224,348 10,650
Keurig Dr Pepper, Inc. 14,941 567
Kimberly-Clark Corp. 6,887 948
Kroger Co. (The) 28,838 1,257
Molson Coors Beverage Co. Class B 509,659 24,290
Mondelez International, Inc. Class A 453,704 30,412
Monster Beverage Corp.(Æ) 7,365 639
PepsiCo, Inc. 143,054 24,823
Philip Morris International, Inc. 150,794 15,509
Procter & Gamble Co. (The) 379,443 60,881
Sysco Corp. 51,834 4,051
Unilever PLC - ADR 89,978 4,624
298,870
Energy - 2.3%
Chevron Corp. 142,581 18,725
Diamondback Energy, Inc. 90,098 11,367
Enbridge, Inc. 360,896 15,255
Exxon Mobil Corp. 126,962 9,644
Hess Corp. 160,039 14,770
Marathon Petroleum Corp. 30,552 2,192
Phillips 66 221,482 18,779
Pioneer Natural Resources Co. 218,853 47,905
Valero Energy Corp. 78,712 6,531
145,168
Financial Services - 16.8%
Allstate Corp. (The) 109,985 13,272
American Express Co. 394,878 71,007
American Tower Corp.(ö) 89,691 22,557
Ameriprise Financial, Inc. 5,878 1,789
Aon PLC Class A 66,528 18,391
Arthur J Gallagher & Co. 28,088 4,436
Assurant, Inc. 16,210 2,472
AvalonBay Communities, Inc.(ö) 5,000 1,221
Bank of America Corp. 820,165 37,842
Berkshire Hathaway, Inc. Class B(Æ) 181,030 56,666
Capital One Financial Corp. 147,276 21,610
Charles Schwab Corp. (The) 44,438 3,897
Chubb, Ltd. 239,884 47,324
Citigroup, Inc. 141,173 9,193
Citizens Financial Group, Inc. 497,247 25,593
CME Group, Inc. Class A 2,510 576
Corporate Office Properties Trust(ö) 132,343 3,343
Equinix, Inc.(Æ)(ö) 53,952 39,110
Everest Re Group, Ltd. 900 255
Fifth Third Bancorp 223,451 9,973
First Republic Bank 2,386 414
FleetCor Technologies, Inc.(Æ) 157,843 37,608
Global Payments, Inc. 93,364 13,993
Goldman Sachs Group, Inc. (The) 12,071 4,281
Hartford Financial Services Group, Inc. 55,496 3,988
Healthpeak Properties, Inc.(ö) 330,214 11,680
Huntington Bancshares, Inc. 831,115 12,517
Intercontinental Exchange, Inc. 163,857 20,754
JPMorgan Chase & Co. 294,374 43,744
KeyCorp 472,418 11,839
Kimco Realty Corp.(ö) 434,379 10,538
Markel Corp.(Æ) 9,476 11,681
MasterCard, Inc. Class A 110,725 42,782

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MetLife, Inc. 171,966 11,532
MGM Growth Properties LLC Class A(ö) 13,400 521
Moody's Corp. 58,542 20,080
Morgan Stanley 161,650 16,576
Northern Trust Corp. 151,408 17,660
PayPal Holdings, Inc.(Æ) 387,600 66,644
PNC Financial Services Group, Inc. (The) 22,409 4,616
Progressive Corp. (The) 168,412 18,300
Prologis, Inc.(ö) 57,326 8,990
Prudential Financial, Inc. 67,246 7,503
Public Storage(ö) 26,394 9,463
Raymond James Financial, Inc. 10,375 1,098
Regions Financial Corp. 661,387 15,172
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 4,056
SVB Financial Group(Æ) 8,285 4,838
Synchrony Financial 264,937 11,284
T. Rowe Price Group, Inc. 21,702 3,351
Torchmark Corp.(Æ) 60,409 6,180
Truist Financial Corp. 132,454 8,321
US Bancorp 442,325 25,739
Visa, Inc. Class A 339,503 76,786
Voya Financial, Inc. 21,215 1,442
Wells Fargo & Co. 1,300,661 69,976
Welltower, Inc.(ö) 91,405 7,918
Zions Bancorp NA 239,380 16,235
1,050,627
Health Care - 14.1%
Abbott Laboratories 501,958 63,979
AbbVie, Inc. 223,290 30,566
Amgen, Inc. 53,187 12,081
Anthem, Inc.(Æ) 58,028 25,590
AstraZeneca PLC - ADR 72,852 4,241
Baxter International, Inc. 93,546 7,993
Becton Dickinson and Co. 53,319 13,550
Biogen, Inc.(Æ) 21,856 4,939
Boston Scientific Corp.(Æ) 185,462 7,956
Bristol Myers Squibb Co. 498,698 32,361
Cerner Corp. 88,689 8,088
Cigna Corp. 222,208 51,210
Eli Lilly & Co. 52,435 12,867
Henry Schein, Inc.(Æ) 114,024 8,586
Humana, Inc. 17,246 6,769
Illumina, Inc.(Æ) 73,804 25,744
Intuitive Surgical, Inc.(Æ) 189,036 53,720
IQVIA, Inc.(Æ) 36,189 8,863
Johnson & Johnson 292,340 50,367
Laboratory Corp. of America Holdings(Æ) 43,950 11,926
McKesson Corp. 76,085 19,533
Medtronic PLC 147,193 15,233
Merck & Co., Inc. 701,479 57,157
Novo Nordisk A/S - ADR 146,069 14,588
Organon & Co. 130,665 4,170
Perrigo Co. PLC 530,730 20,205
Pfizer, Inc. 204,057 10,752
Regeneron Pharmaceuticals, Inc.(Æ) 80,964 49,274
Sanofi - ADR 80,567 4,189
Stryker Corp. 13,945 3,459
Teleflex, Inc. 47,928 14,867
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thermo Fisher Scientific, Inc. 104,411 60,694
UnitedHealth Group, Inc. 294,853 139,338
Vertex Pharmaceuticals, Inc.(Æ) 40,789 9,914
Viatris, Inc. 446,224 6,680
Zimmer Biomet Holdings, Inc. 66,725 8,209
Zoetis, Inc. Class A 13,700 2,737
882,395
Materials and Processing - 3.8%
Air Products & Chemicals, Inc. 63,414 17,890
Ball Corp. 525,167 50,994
Carrier Global Corp. 231,724 11,049
Celanese Corp. Class A 82,004 12,769
Crown Holdings, Inc. 14,346 1,641
Dow, Inc. 33,546 2,004
DuPont de Nemours, Inc. 325,667 24,946
Eastman Chemical Co. 30,412 3,617
Ecolab, Inc. 102,635 19,444
General Electric Co. 31,968 3,020
Ingevity Corp.(Æ) 4,417 291
International Flavors & Fragrances, Inc. 154,113 20,331
Linde PLC(Æ) 170,265 54,260
Martin Marietta Materials, Inc. 2,605 1,014
Masco Corp. 34,631 2,193
PPG Industries, Inc. 12,828 2,004
Rio Tinto PLC - ADR 37,916 2,707
Trane Technologies PLC 42,168 7,299
237,473
Producer Durables - 8.4%
3M Co. 1,700 282
Alaska Air Group, Inc.(Æ) 48,296 2,644
Aptiv PLC(Æ) 80,951 11,056
Automatic Data Processing, Inc. 76,295 15,730
Boeing Co. (The)(Æ) 202 40
Booz Allen Hamilton Holding Corp. Class A 38,980 2,991
Canadian Pacific Railway, Ltd. 164,809 11,767
CSX Corp. 189,300 6,478
Danaher Corp. 236,840 67,688
Deere & Co. 90,363 34,013
Eaton Corp. PLC 47,316 7,496
Fortive Corp. 2,085 147
General Dynamics Corp. 102,831 21,810
Honeywell International, Inc. 137,923 28,202
IHS Markit, Ltd.(Æ) 518,321 60,535
Illinois Tool Works, Inc. 1,831 428
Ingersoll Rand, Inc. 118,052 6,636
Johnson Controls International PLC(Æ) 20,895 1,518
L3Harris Technologies, Inc. 50,116 10,489
Lockheed Martin Corp. 1,670 650
Mettler-Toledo International, Inc.(Æ) 16,183 23,832
Norfolk Southern Corp. 53,687 14,602
Northrop Grumman Corp. 37,475 13,862
Old Dominion Freight Line, Inc. 29,612 8,941
Otis Worldwide Corp. 152,918 13,064
PACCAR Financial Corp. 127,889 11,892
Parker-Hannifin Corp. 9,867 3,059
Pentair PLC 6,066 386
S&P Global, Inc. 33,029 13,714
Southwest Airlines Co.(Æ) 147,980 6,624

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Square, Inc. Class A(Æ) 68,711 8,403
Stanley Black & Decker, Inc. 98,160 17,144
TE Connectivity, Ltd. 27,015 3,863
Textron, Inc. 302,271 20,573
TopBuild Corp.(Æ) 3,805 885
TransDigm Group, Inc.(Æ) 1,634 1,007
Travel + Leisure Co.(Æ) 52,623 2,989
Union Pacific Corp. 96,600 23,624
United Airlines Holdings, Inc.(Æ) 140,535 6,026
Vontier Corp. 834 23
Waste Management, Inc. 4,229 636
Waters Corp.(Æ) 24,577 7,868
Westinghouse Air Brake Technologies Corp. 337,728 30,024
523,641
Technology - 28.6%
Accenture PLC Class A 56,902 20,119
Adobe, Inc.(Æ) 63,544 33,952
Advanced Micro Devices, Inc.(Æ) 218,488 24,962
Allegion PLC 17,438 2,140
Alphabet, Inc. Class A(Æ) 17,185 46,504
Alphabet, Inc. Class C(Æ) 63,653 172,752
Amphenol Corp. Class A 16,272 1,295
Analog Devices, Inc. 59,066 9,685
Apple, Inc. 1,665,801 291,149
Applied Materials, Inc. 109,156 15,083
ASML Holding NV 1,605 1,087
Autodesk, Inc.(Æ) 213,462 53,321
Booking Holdings, Inc.(Æ) 5,511 13,536
Broadcom, Inc. 42,023 24,620
CDK Global Inc. 72,467 3,114
Cisco Systems, Inc. 275,826 15,355
Cognizant Technology Solutions Corp. Class
A 94,865 8,103
Corteva, Inc. 642,817 30,907
Dell Technologies, Inc. Class C 66,958 3,804
Electronic Arts, Inc. 97,646 12,954
F5 Networks, Inc.(Æ) 45,860 9,521
Fidelity National Information Services, Inc. 67,203 8,059
Fortinet, Inc.(Æ) 18,106 5,382
Hewlett Packard Enterprise Co. Class H 17,170 280
HP, Inc.(Æ) 96,622 3,549
Intel Corp. 153,026 7,471
International Business Machines Corp. 8,600 1,149
Intuit, Inc. 111,133 61,704
KLA Corp. 5,800 2,258
Kyndryl Holdings, Inc.(Æ) 1,720 29
Lam Research Corp. 32,264 19,033
Leidos Holdings, Inc. 36,972 3,307
Lyft, Inc. Class A(Æ) 9,286 358
Match Group, Inc.(Æ) 298,698 33,663
Meta Platforms, Inc. Class A(Æ) 417,847 130,895
Micron Technology, Inc. 130,172 10,709
Microsoft Corp. 1,023,606 318,322
Motorola Solutions, Inc. 95,500 22,150
MSCI, Inc. Class A 71,292 38,221
NVIDIA Corp. 208,532 51,061
NXP Semiconductors NV 23,685 4,866
Oracle Corp. 316,047 25,650
Qorvo, Inc.(Æ) 74,161 10,181
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
QUALCOMM, Inc. 54,875 9,645
Raytheon Technologies Corp.(Æ) 271,127 24,453
Salesforce.com, Inc.(Æ) 328,427 76,402
SAP SE - ADR 59,771 7,484
Seagate Technology Holdings PLC 21,536 2,308
Shopify, Inc. Class A(Æ) 2,396 2,310
Synopsys, Inc.(Æ) 19,663 6,105
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 4,995
Texas Instruments, Inc. 79,192 14,214
VeriSign, Inc.(Æ) 26,379 5,729
VMware, Inc. Class A 40,506 5,204
Workday, Inc. Class A(Æ) 232,813 58,904
Xilinx, Inc. 99,096 19,180
1,789,193
Utilities - 4.1%
Ameren Corp. 27,835 2,470
American Electric Power Co., Inc. 86,876 7,854
AT&T, Inc. 145,740 3,716
CenterPoint Energy, Inc. 401,392 11,383
Cheniere Energy, Inc. 103,195 11,548
CMS Energy Corp. 37,178 2,394
ConocoPhillips Co. 420,040 37,223
Consolidated Edison Co., Inc. 165,494 14,307
Dominion Energy, Inc. 4,274 345
DT Midstream, Inc. 31,772 1,643
DTE Energy Co. 63,544 7,653
Duke Energy Corp. 80,474 8,455
Entergy Corp. 120,725 13,493
Exelon Corp. 430,522 24,948
FirstEnergy Corp. 318,422 13,361
NextEra Energy, Inc. 226,916 17,727
NiSource, Inc. 38,538 1,125
PPL Corp. 139,731 4,147
Public Service Enterprise Group, Inc. 14,344 954
RingCentral, Inc. Class A(Æ) 102,027 18,007
Sempra Energy 41,214 5,694
Southern Co. (The) 159 11
T-Mobile USA, Inc.(Æ) 64,020 6,925
Verizon Communications, Inc. 311,268 16,569
WEC Energy Group, Inc.(Æ) 80,386 7,801
Xcel Energy, Inc. 233,339 16,254
256,007
Total Common Stocks
(cost $3,073,202) 6,092,344
Short-Term Investments - 2.4%
U.S. Cash Management Fund(@) 153,498,590
(∞)
153,453
Total Short-Term Investments
(cost $153,457) 153,453
Total Investments - 99.8%
(identified cost $3,226,659) 6,245,797
Other Assets and Liabilities, Net
- 0.2%
11,026
Net Assets - 100.0%
6,256,823

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 908,970 $ — $ —
$ —
$ 908,970
Consumer Staples 298,870 — —
—
298,870
Energy 145,168 — —
—
145,168
Financial Services 1,050,627 — —
—
1,050,627
Health Care 882,395 — —
—
882,395
Materials and Processing 237,473 — —
—
237,473
Producer Durables 523,641 — —
—
523,641
Technology 1,789,193 — —
—
1,789,193
Utilities 256,007 — —
—
256,007
Short-Term Investments — — — 153,453 153,453
Total Investments
$ 6,092,344 $ — $ — $ 153,453 $ 6,245,797
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 15.5%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 14,360 245
Aaron's Co., Inc. (The) 121,231 2,566
Abercrombie & Fitch Co. Class A(Æ) 21,379 834
AMC Networks, Inc. Class A(Æ) 18,809 802
American Eagle Outfitters, Inc.(Ñ) 163,471 3,732
American Outdoor Brands, Inc.(Æ) 5,336 88
APi Group Corp.(Æ) 184,975 4,125
Aramark Services, Inc. 5,768 198
Audacy, Inc.(Æ) 670,677 1,623
B. Riley Financial, Inc. 21,654 1,333
Bally's Corp.(Æ) 16,594 593
Bassett Furniture Industries, Inc. 89,902 1,669
Bath & Body Works, Inc.(Æ) 27,381 1,535
Beazer Homes USA, Inc.(Æ) 39,527 721
Bed Bath & Beyond, Inc.(Æ)(Ñ) 27,391 445
Big Lots, Inc. 6,358 266
BJ's Restaurants, Inc.(Æ) 11,885 358
BJ's Wholesale Club Holdings, Inc.(Æ) 16,101 990
Bloomin' Brands, Inc. 149,667 3,043
Bluegreen Vacations Holding Corp.(Æ) 18,363 550
Boot Barn Holdings, Inc.(Æ) 6,772 623
BorgWarner, Inc. 16,984 745
Boyd Gaming Corp. 15,720 935
Brinker International, Inc.(Æ) 23,032 765
Brunswick Corp. 27,819 2,526
Burlington Stores, Inc.(Æ) 9,179 2,175
Cable One, Inc. 1,559 2,408
Caleres, Inc. 34,500 827
Callaway Golf Co.(Æ) 14,281 341
Capri Holdings, Ltd.(Æ) 22,242 1,336
Carter's, Inc. 8,753 815
Carvana Co.(Æ) 1,087 176
Central Garden & Pet Co. Class A(Æ) 5,797 251
Century Casinos, Inc.(Æ) 39,565 394
Century Communities, Inc. 18,164 1,196
Cheesecake Factory, Inc. (The)(Æ) 50,186 1,791
Chegg, Inc.(Æ) 37,464 992
Churchill Downs, Inc. 8,954 1,883
Cinemark Holdings, Inc.(Æ) 150,526 2,273
Citi Trends, Inc.(Æ) 44,489 2,167
Conn's, Inc.(Æ) 29,533 717
Container Store Group, Inc. (The)(Æ) 58,500 597
Cooper-Standard Holdings, Inc.(Æ) 12,266 253
Cracker Barrel Old Country Store, Inc. 700 83
Dana Holding Corp. 52,959 1,147
Darden Restaurants, Inc. 13,243 1,852
Dave & Buster's Entertainment, Inc.(Æ) 52,338 1,873
Deckers Outdoor Corp.(Æ) 9,224 2,954
Del Taco Restaurants, Inc.(Æ) 74,499 929
Delta Apparel, Inc.(Æ) 10,694 323
Dick's Sporting Goods, Inc.(Ñ) 32,474 3,747
Domino's Pizza, Inc. 7,114 3,234
Dorman Products, Inc.(Æ) 13,648 1,278
Driven Brands, Inc.(Æ) 37,167 1,050
Ethan Allen Interiors, Inc. 16,761 423
FactSet Research Systems, Inc. 4,286 1,808
Five Below, Inc.(Æ) 27,802 4,560
Fortune Brands Home & Security, Inc. 7,667 722
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fox Factory Holding Corp.(Æ) 30,534 4,063
Genesco, Inc.(Æ) 8,688 559
Gentherm, Inc.(Æ) 38,134 3,333
G-III Apparel Group, Ltd.(Æ) 39,239 1,066
GMS, Inc.(Æ) 8,715 446
Golden Entertainment, Inc.(Æ) 2,769 125
Goodyear Tire & Rubber Co. (The)(Æ) 28,467 590
Grand Canyon Education, Inc.(Æ) 15,870 1,328
Gray Television, Inc. 19,718 411
Group 1 Automotive, Inc. 2,622 445
H&R Block, Inc. 5,376 123
Hamilton Beach Brands Holding Co. Class A 22,559 313
Harley-Davidson, Inc. 33,095 1,144
Hasbro, Inc. 6,498 601
Hillenbrand, Inc. 10,655 495
Hilton Grand Vacations, Inc.(Æ) 14,163 692
Hooker Furniture Corp. 9,225 203
Horizon Global Corp.(Æ) 201,580 1,540
IAC/InterActiveCorp.(Æ) 18,186 2,483
iHeartMedia, Inc. Class A(Æ) 19,814 399
International Game Technology PLC 47,959 1,284
Interpublic Group of Cos., Inc. (The) 14,186 504
IntriCon Corp.(Æ) 14,322 210
Jack in the Box, Inc. 2,833 258
John Wiley & Sons, Inc. Class A 43,510 2,208
Kohl's Corp. 58,622 3,500
Kontoor Brands, Inc. 53,770 2,650
Kura Sushi USA, Inc. Class A(Æ) 15,144 699
Laureate Education, Inc. Class A 15,582 197
Lear Corp. 2,880 482
Lee Enterprises, Inc.(Æ) 16,164 592
Leggett & Platt, Inc. 4,525 180
LGI Homes, Inc.(Æ) 2,560 319
Liberty Braves Group Class C(Æ) 44,335 1,197
Liberty Broadband Corp. Class C(Æ) 17,058 2,532
Liberty Media Corp.-Liberty Braves Class
A(Æ) 6,510 183
Liberty SiriusXM Group Class C(Æ) 65,799 3,062
Lions Gate Entertainment Corp. Class A(Æ) 163,751 2,568
Lithia Motors, Inc. Class A 19,481 5,691
LKQ Corp. 42,380 2,326
M/I Homes, Inc.(Æ) 5,931 314
Madison Square Garden Entertainment Corp.
(Æ) 15,166 1,074
Malibu Boats, Inc. Class A(Æ) 20,775 1,364
MarineMax, Inc.(Æ) 10,543 496
Marriott Vacations Worldwide Corp. 7,760 1,260
MDC Holdings, Inc. 8,817 447
Meritage Homes Corp.(Æ) 5,627 574
Meritor, Inc.(Æ) 13,699 316
Mohawk Industries, Inc.(Æ) 6,071 958
Monro Muffler Brake, Inc. 16,360 814
Nautilus, Inc.(Æ) 2,418 12
Newell Rubbermaid, Inc. 97,130 2,254
News Corp. Class A 29,646 659
Nexstar Media Group, Inc. Class A 58,435 9,664
Norton LifeLock, Inc.(Æ) 23,420 609
Norwegian Cruise Line Holdings, Ltd.(Æ) 6,921 144
nVent Electric PLC 34,460 1,192
NVR, Inc.(Æ) 153 815

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,858 1,863
OneSpaWorld Holdings, Ltd.(Æ) 33,234 343
Penn National Gaming, Inc.(Æ) 41,105 1,875
Pool Corp. 12,749 6,072
PulteGroup, Inc. 22,204 1,170
PVH Corp. 34,941 3,320
QuinStreet, Inc.(Æ) 58,446 940
Qurate Retail, Inc. Class A 159,448 1,121
Ralph Lauren Corp. Class A 6,157 682
RCI Hospitality Holdings, Inc. 22,182 1,550
Red Robin Gourmet Burgers, Inc.(Æ) 33,438 493
Revolve Group, Inc.(Æ) 81,359 4,013
Rocky Brands, Inc. 1,919 82
Scholastic Corp. 55,684 2,284
Sensata Technologies Holding PLC(Æ) 7,563 434
Service Corp. International 12,051 744
Shoe Carnival, Inc. 13,128 448
Shutterstock, Inc. 3,491 339
Signet Jewelers, Ltd. 22,099 1,903
Sinclair Broadcast Group, Inc. Class A 25,353 697
Skechers USA, Inc. Class A(Æ) 27,104 1,138
Strategic Eduation, Inc.(Æ) 8,382 500
Taylor Morrison Home Corp. Class A(Æ) 20,519 630
TechTarget, Inc.(Æ) 16,512 1,369
TEGNA, Inc. 6,655 129
Tempur Sealy International, Inc. 8,908 355
Texas Roadhouse, Inc. Class A 9,894 845
Toll Brothers, Inc. 10,396 613
Tractor Supply Co. 3,445 752
Transcat, Inc.(Æ) 5,568 528
Travelzoo, Inc.(Æ) 28,260 265
TRI Pointe Group, Inc.(Æ) 33,493 797
Tupperware Brands Corp.(Æ) 35,839 553
Urban Outfitters, Inc.(Æ) 43,349 1,245
Vail Resorts, Inc. 544 151
Vera Bradley, Inc.(Æ) 90,947 745
Victoria's Secret & Co.(Æ) 31,868 1,779
Warby Parker, Inc. Class A(Æ)(Ñ) 17,767 660
Willis Lease Finance Corp.(Æ) 10,710 383
Wingstop, Inc. 27,614 4,232
Wolverine World Wide, Inc. 57,425 1,521
Wyndham Hotels & Resorts, Inc. 11,079 930
YETI Holdings, Inc.(Æ) 62,928 4,127
Zillow Group, Inc.(Æ) 4,441 224
206,696
Consumer Staples - 2.6%
B&G Foods, Inc. Class A(Ñ) 22,022 685
Casey's General Stores, Inc. 18,926 3,555
Church & Dwight Co., Inc. 5,862 602
Energizer Holdings, Inc. - GDR(Æ) 24,701 1,115
Hain Celestial Group, Inc. (The)(Æ) 8,981 328
Helen of Troy, Ltd.(Æ) 13,734 2,875
Herbalife Nutrition, Ltd.(Æ) 5,926 252
Ingredion, Inc. 15,440 1,462
J&J Snack Foods Corp. 9,460 1,435
Lancaster Colony Corp. 8,002 1,270
Medifast, Inc. 8,067 1,603
MGP Ingredients, Inc. 5,280 400
Natural Grocers by Vitamin Cottage, Inc. 37,215 543
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nomad Foods, Ltd.(Æ) 103,406 2,668
Nu Skin Enterprises, Inc. Class A 20,503 988
Performance Food Group Co.(Æ) 5,696 240
PetMed Express, Inc.(Ñ) 4,814 124
Pilgrim's Pride Corp.(Æ) 95,018 2,658
Post Holdings, Inc.(Æ) 5,407 572
Rite Aid Corp.(Æ)(Ñ) 9,150 97
Sanderson Farms, Inc. 9,770 1,798
SpartanNash Co. 12,657 311
Spectrum Brands Holdings, Inc. 55,699 4,978
Sprouts Farmers Market, Inc.(Æ) 16,574 450
United Natural Foods, Inc.(Æ) 10,455 405
US Foods Holding Corp.(Æ) 70,634 2,491
Weis Markets, Inc. 6,526 393
34,298
Energy - 2.9%
Berry Petroleum Corp. 66,534 578
Cabot Oil & Gas Corp. 186,568 4,086
ChampionX Corp. 108,996 2,442
Civitas Resources, Inc. 27,056 1,475
CONSOL Energy, Inc.(Æ) 131,588 2,861
Delek US Holdings, Inc.(Æ) 30,119 467
Diamondback Energy, Inc. 22,270 2,810
Enphase Energy, Inc.(Æ) 2,701 379
EQT Corp. 17,282 367
First Solar, Inc.(Æ) 5,209 408
Green Brick Partners, Inc.(Æ) 15,710 372
Helix Energy Solutions Group, Inc.(Æ) 93,645 331
HollyFrontier Corp. 22,105 777
Hostess Brands, Inc. Class A(Æ) 191,197 3,923
Liberty Oilfield Services, Inc. Class A(Æ) 80,925 979
Magnolia Oil & Gas Corp.(Æ) 86,624 1,874
Marathon Oil Corp. 137,378 2,675
Matador Resources Co. 38,825 1,738
Nabors Industries, Inc.(Æ)(Ñ) 9,816 1,016
National Energy Services Reunited Corp.(Æ) 23,060 229
Oil States International, Inc.(Æ) 131,628 825
Patterson-UTI Energy, Inc. 139,950 1,394
Pioneer Natural Resources Co. 11,921 2,609
ProPetro Holding Corp.(Æ) 64,137 674
Renewable Energy Group, Inc.(Æ) 9,800 395
Smart Sand, Inc.(Æ)(Ñ) 234,133 459
Solaris Oilfield Infrastructure, Inc. Class A 23,079 178
Southwestern Energy Co.(Æ) 190,263 837
US Silica Holdings, Inc.(Æ) 104,840 1,001
38,159
Financial Services - 21.1%
Affiliated Managers Group, Inc. 11,012 1,610
Air Lease Corp. Class A 18,180 724
Alexandria Real Estate Equities, Inc.(ö) 1,863 363
Alliance Data Systems Corp. 19,316 1,334
Ally Financial, Inc. 77,389 3,693
Alpine Income Property Trust, Inc.(ö) 41,118 810
Amalgamated Financial Corp. 1,523 26
American Equity Investment Life Holding
Co. 80,474 3,311
American Homes 4 Rent Class A(ö) 9,689 379
Americold Realty Trust(ö) 69,309 1,972

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameris Bancorp 8,680 428
Apple Hospitality REIT, Inc.(ö) 26,356 425
Argo Group International Holdings, Ltd. 47,534 2,699
Associated Banc-Corp. 22,183 530
Assurant, Inc. 5,539 845
Assured Guaranty, Ltd. 7,127 380
Atlantic Capital Bancshares, Inc.(Æ) 40,153 1,209
Atlantic Union Bankshares Corp.(Æ) 10,369 422
Axis Capital Holdings, Ltd. 5,244 299
Axos Financial, Inc.(Æ) 11,130 573
Banc of California, Inc. 19,127 370
Bancorp, Inc. (The)(Æ) 29,842 890
Bank of NT Butterfield & Son, Ltd. (The) 26,529 972
Bank OZK 39,979 1,873
Bank7 Corp. 9,950 240
BankUnited, Inc. 59,341 2,478
Banner Corp. 10,529 654
BBX Capital, Inc.(Æ) 5,993 66
BGC Partners, Inc. Class A 372,511 1,572
Bridgewater Bancshares, Inc.(Æ) 45,425 808
Brighthouse Financial, Inc.(Æ) 17,423 949
Business First Bancshares, Inc. 14,890 409
Byline Bancorp, Inc. 15,021 391
Cadence Bank 105,712 3,295
Camden Property Trust(ö) 3,242 519
Cannae Holdings, Inc.(Æ) 77,905 2,327
Capstar Financial Holdings, Inc. 24,280 521
Carter Bankshares, Inc.(Æ) 53,078 817
CatchMark Timber Trust, Inc. Class A(ö) 21,728 178
Central Valley Community Bancorp 9,015 202
Chatham Lodging Trust(Æ)(ö) 35,129 466
Civista Bancshares, Inc. 8,934 215
CNO Financial Group, Inc. 110,490 2,756
Coastal Financial Corp.(Æ) 1,026 50
Cohen & Steers, Inc. 13,642 1,140
Columbia Banking System, Inc. 144,030 5,008
Columbia Financial, Inc.(Æ) 155,186 3,285
Community Bank System, Inc. 28,319 2,023
ConnectOne Bancorp, Inc. 15,388 493
Cousins Properties, Inc.(ö) 64,851 2,501
Cowen Group, Inc. Class A 29,046 920
CTO Realty Growth, Inc.(ö) 16,979 995
Curo Group Holdings Corp. 22,952 329
Customers Bancorp, Inc.(Æ) 76,169 4,441
CVB Financial Corp. 10,947 241
CyrusOne, Inc.(ö) 15,219 1,367
DiamondRock Hospitality Co.(Æ)(ö) 53,464 500
Discover Financial Services 20,475 2,370
Diversified Healthcare Trust(Æ) 189,212 577
Duke Realty Corp.(ö) 45,202 2,612
Dun & Bradstreet Holdings, Inc.(Æ) 19,819 398
Dynex Capital, Inc.(Ñ)(ö) 3,447 55
Eagle Bancorp, Inc. 9,283 557
Ellington Financial, Inc.(ö) 6,658 118
Enova International, Inc.(Æ) 30,176 1,216
Enterprise Financial Services Corp. 7,018 348
EPR Properties(ö) 9,375 412
Equity Bancshares, Inc. Class A 24,876 798
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 229
Erie Indemnity Co. Class A 4,852 893
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Euronet Worldwide, Inc.(Æ) 22,332 2,990
Evercore, Inc. Class A 3,382 422
Everest Re Group, Ltd. 318 90
FB Financial Corp. 10,199 454
Federal Agricultural Mortgage Corp. Class C 4,641 565
Federated Hermes, Inc. Class B 7,801 258
First BanCorp 106,817 1,554
First Bancshares, Inc. 10,613 383
First Bank 42,747 626
First Citizens BancShares, Inc. Class A 372 290
First Commonwealth Financial Corp. 59,331 983
First Foundation, Inc. 11,197 293
First Hawaiian, Inc. 6,723 191
First Horizon National Corp. 120,482 2,061
First Industrial Realty Trust, Inc.(ö) 54,380 3,305
First Interstate BancSystem, Inc. Class A 7,834 288
First Merchants Corp. 43,652 1,852
First Mid-Illinois Bancshares, Inc. 10,471 431
First Northwest Bancorp 6,736 150
First Savings Financial Group, Inc. 13,224 348
First United Corp. 15,255 304
FirstCash Holdings, Inc. 9,286 647
Flagstar Bancorp, Inc. 7,263 329
Flushing Financial Corp. 24,978 590
FNB Corp. 136,277 1,761
Four Corners Property Trust, Inc.(ö) 7,233 196
FS Bancorp, Inc. 15,930 529
FVC Bankcorp, Inc.(Æ) 7,494 151
Gaming and Leisure Properties, Inc.(ö) 137,344 6,205
Genworth Financial, Inc. Class A(Æ) 108,399 423
GEO Group, Inc. (The)(Æ)(Ñ)(ö) 352,344 2,371
Glacier Bancorp, Inc. 42,055 2,184
Goosehead Insurance, Inc. Class A 22,604 2,228
Granite Point Mortgage Trust, Inc.(ö) 34,701 420
Green Dot Corp. Class A(Æ) 12,504 397
Hancock Holding Co. 7,862 414
Hanover Insurance Group, Inc. (The) 23,918 3,300
HarborOne Bancorp, Inc. 18,935 269
Hartford Financial Services Group, Inc. 5,663 407
HBT Financial, Inc. 11,802 220
Healthcare Realty Trust, Inc.(ö) 19,335 600
Hersha Hospitality Trust Class A(Æ)(ö) 45,331 409
Hilltop Holdings, Inc. 13,181 435
Home Bancorp, Inc. 10,098 392
Home BancShares, Inc. 40,342 950
HomeStreet, Inc. 12,145 592
Hope Bancorp, Inc. 29,558 495
Host Hotels & Resorts, Inc.(Æ)(ö) 100,871 1,749
Houlihan Lokey, Inc. Class A 31,892 3,389
Howard Hughes Corp. (The)(Æ) 40,392 3,890
Hudson Pacific Properties, Inc.(ö) 13,005 307
Huntington Bancshares, Inc. 124,481 1,875
Independence Realty Trust, Inc.(ö) 61,288 1,409
Independent Bank Corp. 17,980 546
Independent Bank Group, Inc. 20,643 1,567
Indus Realty Trust, Inc.(ö) 20,451 1,606
Innovative Industrial Properties, Inc.(ö) 1,490 295
Invesco, Ltd. 32,753 742
Invitation Homes, Inc.(ö) 9,266 389
iStar, Inc.(ö) 15,472 332

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jackson Financial, Inc. Class A 109,004 4,182
Janus Henderson Group PLC 24,330 898
Jefferies Financial Group, Inc.(Æ) 4,646 170
Jones Lang LaSalle, Inc.(Æ) 11,794 2,958
Kearny Financial Corp. 57,154 740
Kennedy-Wilson Holdings, Inc. 5,795 130
KeyCorp 15,209 381
Kimco Realty Corp.(ö) 4,738 115
Ladder Capital Corp. Class A(ö) 28,300 337
Lamar Advertising Co. Class A(ö) 5,068 561
Lazard, Ltd. Class A 23,853 1,041
LendingTree, Inc.(Æ) 1,807 220
Life Storage, Inc.(Æ)(ö) 7,495 1,011
Lincoln National Corp. 34,473 2,412
Live Oak Bancshares, Inc. 8,927 525
Macerich Co. (The)(ö) 37,432 619
MainStreet Bancshares, Inc.(Æ) 23,568 591
MarketAxess Holdings, Inc. 4,731 1,630
Medical Properties Trust, Inc.(ö) 352,266 8,018
Merchants Bancorp 3,705 108
Meridian Corp. 17,341 611
Meta Financial Group, Inc. 18,377 1,093
Metropolitan Bank Holding Corp.(Æ) 1,728 173
MFA Financial, Inc.(ö) 136,621 633
MGIC Investment Corp. 87,321 1,326
Mid-America Apartment Communities, Inc.
(ö) 12,595 2,603
Mr. Cooper Group, Inc.(Æ) 20,365 818
MVB Financial Corp. 8,622 345
National Health Investors, Inc.(ö) 6,615 383
National Retail Properties, Inc.(ö) 51,782 2,298
New York Mortgage Trust, Inc.(ö) 129,643 486
Newmark Group, Inc. Class A 205,044 3,139
NexPoint Residential Trust, Inc.(ö) 10,359 821
NMI Holdings, Inc. Class A(Æ) 57,349 1,419
OceanFirst Financial Corp. 21,810 495
ODP Corp. (The)(Æ) 8,873 392
OFG Bancorp 134,940 3,734
Old National Bancorp 51,416 942
Old Second Bancorp, Inc. 88,864 1,193
Oportun Financial Corp.(Æ) 6,563 118
Oppenheimer Holdings, Inc. Class A 8,162 346
Origin Bancorp, Inc. 14,077 601
Pacific Premier Bancorp, Inc. 41,868 1,601
PacWest Bancorp 192,056 8,917
Parke Bancorp, Inc. 14,136 342
Peapack Gladstone Financial Corp. 18,179 670
Pebblebrook Hotel Trust(ö) 21,804 472
PennyMac Financial Services, Inc. 4,710 295
PennyMac Mortgage Investment Trust(ö) 27,955 498
Perella Weinberg Partners(Ñ) 82,352 894
Pioneer Bancorp, Inc.(Æ) 25,388 293
Popular, Inc. 31,311 2,792
Potlatch Corp.(ö) 64,499 3,469
Preferred Bank 5,110 399
Primerica, Inc. 2,921 451
PROG Holdings, Inc.(Æ) 26,376 1,050
Progyny, Inc.(Æ) 42,594 1,725
Provident Financial Services, Inc. 16,449 398
PS Business Parks, Inc.(ö) 3,323 555
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Radian Group, Inc. 51,019 1,142
Raymond James Financial, Inc. 36,621 3,877
Rayonier, Inc.(ö) 52,584 1,921
Realogy Holdings Corp.(Æ) 23,624 390
Reinsurance Group of America, Inc. Class A 1,837 211
Repay Holdings Corp.(Æ) 31,839 570
RLJ Lodging Trust(ö) 30,482 422
RMR Group, Inc. (The) Class A 2,668 85
Ryman Hospitality Properties, Inc.(Æ)(ö) 4,049 358
Sabra Health Care REIT, Inc.(ö) 41,389 563
Sandy Spring Bancorp, Inc. 5,719 271
Security National Financial Corp. Class A(Æ) 12,753 119
Selective Insurance Group, Inc. 41,173 3,249
Signature Bank 8,348 2,543
SL Green Realty Corp.(ö) 199 14
SLM Corp. 75,562 1,386
SmartFinancial, Inc. 15,375 412
South Plains Financial, Inc. 7,492 217
Southern First Bancshares, Inc.(Æ) 13,265 777
Southern Missouri Bancorp, Inc. 17,233 953
Spirit of Texas Bancshares, Inc. 39,297 1,094
St. Joe Co. (The) 28,774 1,396
Starwood Property Trust, Inc.(ö) 181,101 4,482
Sterling Bancorp 62,445 1,642
Stifel Financial Corp. 6,723 504
Summit Financial Group, Inc. 24,815 693
Sun Communities, Inc.(ö) 13,480 2,547
SVB Financial Group(Æ) 9,883 5,771
Synovus Financial Corp. 33,737 1,679
Texas Capital Bancshares, Inc.(Æ) 28,980 1,817
Timberland Bancorp, Inc. 9,941 276
Tradeweb Markets, Inc. Class A 18,095 1,534
TriState Capital Holdings, Inc.(Æ) 19,096 603
Triumph Bancorp, Inc.(Æ) 6,648 582
Trupanion, Inc.(Æ) 27,321 2,602
Two Harbors Investment Corp.(ö) 50,633 291
UMB Financial Corp. 6,975 687
Umpqua Holdings Corp. 46,838 950
United Bankshares, Inc. 8,758 309
United Community Banks, Inc. 20,570 728
Unity Bancorp, Inc. 13,427 399
Unum Group 41,015 1,041
Valley National Bancorp 23,641 329
Veritex Holdings, Inc. 21,695 871
Virtus Investment Partners, Inc. 1,898 497
Voya Financial, Inc. 70,855 4,815
Walker & Dunlop, Inc. 6,326 838
Webster Financial Corp.(Ñ) 27,488 1,562
Western Alliance Bancorp 14,653 1,453
Westwood Holdings Group, Inc. 45,108 862
Wintrust Financial Corp. 3,628 356
World Acceptance Corp.(Æ) 5,306 1,003
WR Berkley Corp. 5,746 486
WSFS Financial Corp. 8,031 421
281,761
Health Care - 12.8%
4D Molecular Therapeutics, Inc.(Æ) 56,197 888
Acadia Healthcare Co., Inc.(Æ) 14,565 767
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affimed NV(Æ) 22,956 94
Align Technology, Inc.(Æ) 9,207 4,557
Alkermes PLC(Æ) 7,503 191
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 403
AMN Healthcare Services, Inc.(Æ) 61,155 6,197
Amneal Pharmaceuticals, Inc.(Æ) 252,841 1,120
AnaptysBio, Inc.(Æ) 15,870 507
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 536
ANI Pharmaceuticals, Inc.(Æ) 9,834 398
Apyx Medical Corp.(Æ) 37,880 436
Arena Pharmaceuticals, Inc.(Æ) 4,560 419
Argenx SE - ADR(Æ) 6,162 1,659
Arrowhead Pharmaceuticals, Inc.(Æ) 63,468 3,349
Avid Bioservices, Inc.(Æ) 21,940 414
Beam Therapeutics, Inc.(Æ) 37,779 2,615
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 5,558 739
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,354
Blueprint Medicines Corp.(Æ) 3,729 288
Brookdale Senior Living, Inc. Class A(Æ) 63,226 334
Cassava Sciences, Inc.(Æ)(Ñ) 7,295 323
Catalyst Pharmaceuticals, Inc.(Æ) 339,480 1,955
Centene Corp.(Æ) 33,693 2,620
Change Healthcare, Inc.(Æ) 213,299 4,198
Charles River Laboratories International,
Inc.(Æ) 9,822 3,239
Chemed Corp. 5,874 2,754
Chinook Therapeutics, Inc.(Æ) 15,391 199
Co-Diagnostics, Inc.(Æ)(Ñ) 79,089 562
Consensus Cloud Solutions, Inc. Class W(Æ) 30,829 1,748
Cooper Cos., Inc. (The) 2,058 820
CorVel Corp.(Æ) 11,987 2,111
Denali Therapeutics, Inc.(Æ) 36,658 1,254
DermTech, Inc.(Æ)(Ñ) 12,113 155
DexCom, Inc.(Æ) 2,330 1,003
Dynavax Technologies Corp.(Æ)(Ñ) 59,270 769
Eiger BioPharmaceuticals, Inc.(Æ) 320,753 1,386
Emergent BioSolutions, Inc.(Æ) 21,572 1,010
Encompass Health Corp.(Æ) 82,830 5,139
Ensign Group, Inc. (The) 29,828 2,250
Envista Holdings Corp.(Æ) 70,269 3,038
Evolus, Inc.(Æ) 60,884 452
Exact Sciences Corp.(Æ) 8,202 626
Globus Medical, Inc. Class A(Æ) 26,494 1,768
Gritstone Oncology, Inc.(Æ) 83,651 457
Guardant Health, Inc.(Æ) 17,473 1,215
Haemonetics Corp.(Æ) 20,950 1,013
Halozyme Therapeutics, Inc.(Æ) 7,240 251
HealthEquity, Inc.(Æ) 9,207 492
Henry Schein, Inc.(Æ) 37,194 2,801
Horizon Therapeutics PLC(Æ) 24,512 2,288
Icon PLC(Æ) 25,378 6,743
ImmunityBio, Inc.(Æ) 6,174 36
Inhibrx, Inc.(Æ) 106,705 2,834
Innoviva, Inc.(Æ) 27,555 442
Integra LifeSciences Holdings Corp.(Æ) 61,952 4,011
Intellia Therapeutics, Inc.(Æ) 19,558 1,850
Intersect ENT, Inc.(Æ) 19,749 541
Ionis Pharmaceuticals, Inc.(Æ) 7,245 230
Jazz Pharmaceuticals PLC(Æ) 12,839 1,783
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Laboratory Corp. of America Holdings(Æ) 7,934 2,153
LeMaitre Vascular, Inc. 29,363 1,242
Lexicon Pharmaceuticals, Inc.(Æ) 193,087 612
LHC Group, Inc.(Æ) 27,795 3,449
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,008 1,123
Medpace Holdings, Inc.(Æ) 28,776 5,107
Mirati Therapeutics, Inc.(Æ) 8,293 989
Moderna, Inc.(Æ) 1,559 264
Molina Healthcare, Inc.(Æ) 4,848 1,408
Myriad Genetics, Inc.(Æ) 41,162 1,082
Natera, Inc.(Æ) 20,766 1,467
NeoGenomics, Inc.(Æ) 56,216 1,267
Novavax, Inc.(Æ)(Ñ) 5,851 548
Omnicell, Inc.(Æ) 29,224 4,388
Oranogenesis Holdings, Inc.(Æ) 10,901 84
Organon & Co. 215,705 6,883
Owens & Minor, Inc. 31,964 1,345
Pennant Group, Inc. (The)(Æ) 14,914 248
Prestige Brands Holdings, Inc.(Æ) 7,856 444
PTC Therapeutics, Inc.(Æ) 11,847 477
Quest Diagnostics, Inc. 7,338 991
Quidel Corp.(Æ) 23,010 2,378
Repligen Corp.(Æ) 19,505 3,869
ResMed, Inc. 5,478 1,252
Rigel Pharmaceuticals, Inc.(Æ) 77,409 198
Rubius Therapeutics, Inc.(Æ) 11,770 79
Sarepta Therapeutics, Inc.(Æ) 13,002 931
Satsuma Pharmaceuticals, Inc.(Æ) 69,351 364
Schrodinger, Inc.(Æ) 29,274 830
Seagen, Inc.(Æ) 4,553 612
Seer, Inc.(Æ)(Ñ) 24,183 380
STERIS PLC 18,770 4,212
Supernus Pharmaceuticals, Inc.(Æ) 14,740 455
Syneos Health, Inc. Class A(Æ) 53,466 4,842
Teladoc Health, Inc.(Æ) 1 —
Triple-S Management Corp. Class B(Æ) 64,770 2,331
Ultragenyx Pharmaceutical, Inc.(Æ) 15,577 1,089
United Therapeutics Corp.(Æ) 7,848 1,584
US Physical Therapy, Inc. 19,081 1,847
Vanda Pharmaceuticals, Inc.(Æ) 59,417 901
Veeva Systems, Inc. Class A(Æ) 6,119 1,447
Veracyte, Inc.(Æ) 26,144 795
Vericel Corp.(Æ) 53,967 1,920
Viemed Healthcare, Inc.(Æ) 616,725 2,855
West Pharmaceutical Services, Inc. 14,698 5,780
XOMA Corp.(Æ)(Ñ) 9,141 189
ZAGG, Inc.(Æ)(Š) 48,332 4
Zimmer Biomet Holdings, Inc. 484 60
170,406
Materials and Processing - 9.0%
AAON, Inc. 11,226 721
Acuity Brands, Inc. 6,141 1,176
Advanced Drainage Systems, Inc. 11,846 1,340
AdvanSix, Inc. 27,650 1,164
Albemarle Corp. 5,736 1,266
Alcoa Corp. 35,025 1,986
American Woodmark Corp.(Æ) 6,655 399
Arconic Corp.(Æ) 96,199 2,975
Ashland Global Holdings, Inc. 40,024 3,844

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atkore International Group, Inc.(Æ) 11,750 1,266
Avient Corp.(Æ) 7,371 367
Axalta Coating Systems, Ltd.(Æ) 141,401 4,187
Balchem Corp. 20,807 3,057
Beacon Roofing Supply, Inc.(Æ) 9,638 529
Belden, Inc. 5,651 316
Berry Plastics Group, Inc.(Æ) 101 7
Builders FirstSource, Inc.(Æ) 11,757 799
Cabot Corp. 44,057 2,423
Caesarstone, Ltd. 27,815 343
Century Aluminum Co.(Æ) 97,965 1,503
CF Industries Holdings, Inc. 5,180 357
Cleveland-Cliffs, Inc.(Æ) 77,152 1,322
Comfort Systems USA, Inc. 8,542 767
Commercial Metals Co. 77,975 2,607
Compass Minerals International, Inc. 5,721 306
Crown Holdings, Inc. 12,014 1,374
Eagle Materials, Inc. 17,343 2,529
Element Solutions, Inc.(Æ) 182,667 4,099
FMC Corp. 83,466 9,212
Fortitude Gold Corp. 63,468 406
GCP Applied Technologies, Inc.(Æ) 2,986 95
HB Fuller Co. 3,985 286
Hexcel Corp. 8,499 443
Huntsman Corp. 60,016 2,150
IAA, Inc.(Æ) 80,957 3,718
Ingevity Corp.(Æ) 3,255 215
Innospec, Inc. 4,161 387
International Paper Co. 20,478 988
Intrepid Potash, Inc.(Æ) 20,193 783
ITT, Inc. 39,309 3,613
JELD-WEN Holding, Inc.(Æ) 19,655 464
KAR Auction Services, Inc.(Æ) 171,417 2,438
Koppers Holdings, Inc. 14,523 434
Lennox International, Inc. 3,222 914
Masco Corp. 24,332 1,541
Minerals Technologies, Inc. 16,922 1,184
Mosaic Co. (The) 41,068 1,641
MRC Global, Inc.(Æ) 31,956 237
Neenah Paper, Inc. 19,138 882
NL Industries, Inc. 39,297 255
NN, Inc.(Æ) 325,054 1,238
Olin Corp. 50,624 2,565
Olympic Steel, Inc. 22,978 489
Orion Engineered Carbons SA 36,892 631
Osisko Gold Royalties, Ltd. 96,879 1,071
Owens Corning 13,994 1,241
Packaging Corp. of America 4,726 712
Patrick Industries, Inc. 7,858 506
PGT Innovations, Inc.(Æ) 14,527 276
Quaker Chemical Corp. 3,484 729
RBC Bearings, Inc.(Æ) 1,937 350
Reliance Steel & Aluminum Co. 4,945 756
Resideo Technologies, Inc.(Æ) 50,050 1,240
Royal Gold, Inc. 3,241 329
RPM International, Inc. 6,601 585
Ryerson Holding Corp. 31,214 640
Schweitzer-Mauduit International, Inc. 4,419 134
Sealed Air Corp. 10,109 687
Sensient Technologies Corp. 12,567 1,065
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silgan Holdings, Inc. 130,449 5,842
Sonoco Products Co. 3,919 222
Steel Dynamics, Inc. 20,453 1,136
Stepan Co. 1,580 174
Sylvamo Corp.(Æ) 107,601 3,205
Terminix Global Holdings, Inc.(Æ) 30,911 1,334
Timken Co. (The) 14,915 996
TimkenSteel Corp.(Æ) 22,790 320
Trex Co., Inc.(Æ) 18,950 1,733
Trinseo Public, Ltd. Co. 18,283 979
UFP Industries, Inc.(Æ) 7,875 629
United States Steel Corp. 107,450 2,226
Valhi, Inc. 11,513 306
Valmont Industries, Inc. 2,427 527
Valvoline, Inc. 66,342 2,185
Verso Corp. Class A 74,349 1,999
Vulcan Materials Co. 12,507 2,380
Watsco, Inc. 4,901 1,385
Westlake Chemical Corp. 6,173 609
Worthington Industries, Inc. 9,630 522
119,268
Producer Durables - 14.4%
AAR Corp.(Æ) 11,205 451
ABM Industries, Inc. 4,060 169
ACCO Brands Corp. 251,967 2,051
AECOM 40,397 2,793
Alamo Group, Inc. 5,697 802
Allison Transmission Holdings, Inc. Class A 44,990 1,709
Alta Equipment Group, Inc.(Æ) 66,347 904
Altra Industrial Motion Corp. 10,334 499
AO Smith Corp. 22,536 1,722
Applied Industrial Technologies, Inc. 4,001 392
ArcBest Corp. 26,835 2,373
Arcosa, Inc. 62,132 2,899
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 1,785
Avalara, Inc.(Æ) 28,225 3,094
Avery Dennison Corp. 4,784 983
AZZ, Inc. 4,573 218
Badger Meter, Inc. 12,047 1,219
Barnes Group, Inc. 26,877 1,214
Booz Allen Hamilton Holding Corp. Class A 9,028 693
Brady Corp. Class A 44,653 2,318
Brink's Co. (The) 1,241 87
BWX Technologies, Inc. Class W(Æ) 61,541 2,739
Carlisle Cos., Inc. 3,258 728
CECO Environmental Corp.(Æ) 17,398 110
Chart Industries, Inc.(Æ) 13,292 1,620
CIRCOR International, Inc.(Æ) 56,781 1,577
Colfax Corp.(Æ) 129,113 5,309
Construction Partners, Inc. Class A(Æ) 68,412 1,795
Costamare, Inc. 25,127 330
CoStar Group, Inc.(Æ) 44,390 3,114
Crane Co. 6,477 670
Curtiss-Wright Corp. 1,812 241
CyberOptics Corp.(Æ) 23,232 873
Darling Ingredients, Inc.(Æ) 24,425 1,558
Deluxe Corp. 41,701 1,255
Dorian LPG, Ltd. 46,650 555
Ducommun, Inc.(Æ) 30,033 1,314

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DXP Enterprises, Inc.(Æ) 10,162 290
Dycom Industries, Inc.(Æ) 11,879 1,001
Eagle Bulk Shipping, Inc. 714 32
EMCOR Group, Inc. 2,714 324
Encore Wire Corp. 5,691 641
EnPro Industries, Inc. 10,599 1,113
ESCO Technologies, Inc. 24,586 1,961
Euronav NV(Ñ) 104,456 869
ExlService Holdings, Inc.(Æ) 4,894 590
Exponent, Inc. 27,587 2,620
Flowserve Corp. 84,009 2,740
Fluor Corp.(Æ) 37,800 795
Forward Air Corp. 3,832 407
Franklin Electric Co., Inc. 24,410 2,119
frontdoor, Inc.(Æ) 12,984 471
FTI Consulting, Inc.(Æ) 2,997 437
Gates Industrial Corp. PLC(Æ) 17,821 276
Generac Holdings, Inc.(Æ) 3,752 1,060
Gentex Corp. 12,980 408
Graco, Inc. 4,371 317
Granite Construction, Inc. 19,483 701
Greenbrier Cos., Inc. 20,864 842
GXO Logistics, Inc.(Æ) 53,822 4,371
H&E Equipment Services, Inc. 20,683 861
Harsco Corp.(Æ) 30,996 487
Hawaiian Holdings, Inc.(Æ) 36,899 631
HEICO Corp. 18,810 2,566
Herc Holdings, Inc.(Æ) 7,337 1,177
Herman Miller, Inc. 33,026 1,275
HNI Corp. 15,624 655
Howmet Aerospace, Inc. 66,445 2,066
Huntington Ingalls Industries, Inc. 3,147 589
IDEX Corp. 2,046 441
Information Services Group, Inc. 172,505 1,114
Insperity, Inc. 1,176 126
International Seaways, Inc. 1 —
Jacobs Engineering Group, Inc. 8,389 1,092
JetBlue Airways Corp.(Æ) 150,982 2,209
Kaman Corp. Class A 25,368 1,014
Kennametal, Inc. 41,290 1,427
Keysight Technologies, Inc.(Æ) 14,446 2,439
Kimball International, Inc. Class B 32,531 319
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,433 534
Kornit Digital, Ltd.(Æ) 17,891 1,880
Lamb Weston Holdings, Inc. 50,601 3,249
Landstar System, Inc. 6,155 985
Littelfuse, Inc. 11,994 3,238
MasTec, Inc.(Æ) 26,699 2,300
MAXIMUS, Inc. 23,374 1,807
Mayville Engineering Co., Inc.(Æ) 14,247 163
Mesa Air Group, Inc.(Æ) 81,408 407
Middleby Corp.(Æ) 8,536 1,581
Mistras Group, Inc.(Æ) 40,931 275
Modine Manufacturing Co.(Æ) 287,693 2,632
Montrose Environmental Group, Inc.(Æ) 14,252 652
Moog, Inc. Class A 2,336 178
MSC Industrial Direct Co., Inc. Class A 4,816 393
Murphy USA, Inc. 1,877 369
MYR Group, Inc.(Æ) 11,935 1,122
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nordson Corp. 6,859 1,595
NV5 Global, Inc.(Æ) 30,811 3,223
Oshkosh Corp. 3,167 360
Park-Ohio Holdings Corp. 8,275 167
Paylocity Holding Corp.(Æ) 19,836 4,046
Pentair PLC 13,065 832
Proto Labs, Inc.(Æ) 8,132 408
Quanta Services, Inc. 41,291 4,241
Regal Beloit Corp. 9,258 1,467
Robert Half International, Inc. 4,436 502
Rush Enterprises, Inc. Class A 47,322 2,500
Ryder System, Inc. 13,972 1,023
Saia, Inc.(Æ) 16,739 4,759
Schneider National, Inc. Class B 9,335 239
SHYFT Group, Inc. (The)(Æ) 35,204 1,476
SkyWest, Inc.(Æ) 16,791 641
Smith & Wesson Brands, Inc.(Æ) 21,346 365
Snap-on, Inc. 3,029 631
Southwest Gas Holdings, Inc. 1,313 90
Spirit Airlines, Inc.(Æ) 48,491 1,041
SPX Corp.(Æ) 51,202 2,672
Steelcase, Inc. Class A 14,798 183
Stericycle, Inc.(Æ) 12,268 721
Sterling Construction Co., Inc.(Æ) 21,014 534
Teledyne Technologies, Inc.(Æ) 3,116 1,313
Tennant Co. 14,978 1,156
Terex Corp. 16,159 674
Tetra Tech, Inc. 14,434 2,009
Textainer Group Holdings, Ltd. 16,226 597
Textron, Inc. 11,075 754
Thermon Group Holdings, Inc.(Æ) 36,441 625
Tidewater, Inc.(Æ) 10,522 149
TopBuild Corp.(Æ) 4,653 1,083
Toro Co. (The) 9,799 946
Travel + Leisure Co.(Æ) 63,634 3,614
TreeHouse Foods, Inc.(Æ) 11,231 435
Trimble Navigation, Ltd.(Æ) 49,203 3,551
Trinity Industries, Inc. 45,291 1,301
UniFirst Corp. 4,504 856
United Rentals, Inc.(Æ) 7,327 2,346
Vectrus, Inc.(Æ) 8,359 385
Vontier Corp. 106,211 2,986
Wabash National Corp. 83,236 1,633
Watts Water Technologies, Inc. Class A 4,528 694
WESCO International, Inc.(Æ) 32,566 3,969
Westinghouse Air Brake Technologies Corp. 15,241 1,355
WNS Holdings, Ltd. - ADR(Æ) 2,766 233
Woodward, Inc. 3,460 382
Xerox Holdings Corp. 19,010 401
XPO Logistics, Inc.(Æ) 80,611 5,334
Zebra Technologies Corp. Class A(Æ) 2,359 1,201
192,499
Technology - 14.4%
8x8, Inc.(Æ) 7,793 120
ACI Worldwide, Inc.(Æ) 122,929 4,225
ADT, Inc. 396,493 3,009
ADTRAN, Inc. 54,625 1,049
Advanced Micro Devices, Inc.(Æ) 10,126 1,157
Alarm.com Holdings, Inc.(Æ) 30,981 2,310

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alight, Inc. Class A(Æ) 335,567 3,242
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 578
Altair Engineering, Inc. Class A(Æ) 27,169 1,709
Appfolio, Inc. Class A(Æ) 12,460 1,436
Arista Networks, Inc.(Æ) 9,572 1,190
Arrow Electronics, Inc.(Æ) 3,680 456
Avnet, Inc. 13,838 558
BigCommerce Holdings, Inc.(Æ) 26,916 880
Bio Techne Corp.(Æ) 18,458 6,948
Black Knight, Inc.(Æ) 17,469 1,303
Blackline, Inc.(Æ) 20,447 1,878
Bottomline Technologies, Inc.(Æ) 18,772 1,059
Box, Inc. Class A(Æ) 18,283 478
Broadridge Financial Solutions, Inc. 6,755 1,076
CACI International, Inc. Class A(Æ) 11,126 2,753
Calix, Inc.(Æ) 8,224 413
Cars.com, Inc.(Æ) 31,837 496
CCC Intelligent Solutions Holdings, Inc.(Æ)
(Ñ) 82,255 877
ChannelAdvisor Corp.(Æ) 475 10
CMC Materials, Inc.(Æ) 6,539 1,183
Cognex Corp. 25,908 1,722
Cohu, Inc.(Æ) 5,969 197
Comtech Telecommunications Corp. 11,061 225
Concentrix Corp. 21,304 4,282
Daily Journal Corp.(Æ) 957 310
Descartes Systems Group, Inc. (The)(Æ) 41,978 3,055
Diodes, Inc.(Æ) 27,037 2,509
Dolby Laboratories, Inc. Class A 32,282 2,836
Donnelley Financial Solutions, Inc.(Æ) 22,618 842
Duck Creek Technologies, Inc.(Æ) 51,458 1,315
DXC Technology Co.(Æ) 32,151 967
Dynatrace, Inc.(Æ) 31,296 1,717
Endava PLC - ADR(Æ) 29,645 3,605
Entegris, Inc. 37,609 4,507
Envestnet, Inc.(Æ) 42,297 3,127
EPAM Systems, Inc.(Æ) 9,673 4,606
Etsy, Inc.(Æ) 9,639 1,514
Everbridge, Inc.(Æ) 7,075 362
Fabrinet(Æ) 5,341 604
Fair Isaac Corp.(Æ) 11,791 5,836
Five9, Inc.(Æ) 26,188 3,292
Fortinet, Inc.(Æ) 8,861 2,634
Frontier Communications Corp.(Æ) 20,668 551
Gartner, Inc.(Æ) 3,010 885
Genpact, Ltd. 57,462 2,859
Globant SA(Æ) 17,147 4,376
GoDaddy, Inc. Class A(Æ) 34,548 2,616
Guidewire Software, Inc.(Æ) 19,706 1,987
Ichor Holdings, Ltd.(Æ) 11,054 469
II-VI, Inc.(Æ) 8,023 509
InterDigital, Inc. 5,524 381
IPG Photonics Corp.(Æ) 5,028 777
iRobot Corp.(Æ)(Ñ) 5,884 385
Jabil Circuit, Inc. 6,244 384
Jack Henry & Associates, Inc. 4,909 824
Kimball Electronics, Inc.(Æ) 20,531 406
Kulicke & Soffa Industries, Inc. 61,312 3,353
Kyndryl Holdings, Inc.(Æ) 41,874 707
Leidos Holdings, Inc. 16,546 1,480
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LENSAR, Inc.(Æ) 13,457 80
Liberty Latin America, Ltd. Class C(Æ) 23,011 249
LiveRamp Holdings, Inc.(Æ) 17,295 772
Loyalty Ventures, Inc.(Æ) 7,727 226
Lumentum Holdings, Inc. Class E(Æ) 10,082 1,023
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 347
ManTech International Corp. Class A 27,700 2,001
Match Group, Inc.(Æ) 4,657 525
Monolithic Power Systems, Inc. 12,574 5,066
NAPCO Security Technologies, Inc.(Æ) 1,284 27
NCR Corp.(Æ) 127,695 4,860
NeoPhotonics Corp.(Æ) 39,939 613
NetApp, Inc. 19,161 1,658
NETGEAR, Inc.(Æ) 12,951 358
Nice, Ltd. - ADR(Æ) 13,795 3,532
Nuance Communications, Inc.(Æ) 43,046 2,378
Okta, Inc.(Æ) 1,985 393
Olo, Inc. Class A(Æ) 68,346 1,199
ON Semiconductor Corp.(Æ) 12,467 736
Open Text Corp. 22,238 1,064
Paycom Software, Inc.(Æ) 560 188
Photronics, Inc.(Æ) 89,518 1,601
Plexus Corp.(Æ) 29,571 2,292
Power Integrations, Inc. 15,546 1,255
Progress Software Corp. 36,263 1,650
PTC, Inc.(Æ) 28,752 3,343
Qualys, Inc.(Æ) 25,797 3,306
Quantum Corp.(Æ) 76,558 386
Rambus, Inc.(Æ) 18,176 459
Rogers Corp.(Æ) 5,869 1,602
Roku, Inc.(Æ) 2,979 489
Sabre Corp.(Æ) 131,869 1,207
Sanmina Corp.(Æ) 5,603 212
ScanSource, Inc.(Æ) 13,149 410
Silicon Motion Technology Corp. - ADR 110,540 8,733
Simulations Plus, Inc.(Ñ) 36,426 1,549
Skyworks Solutions, Inc. 7,829 1,147
Smartsheet, Inc. Class A(Æ) 3,564 222
SPS Commerce, Inc.(Æ) 30,718 3,804
Super Micro Computer, Inc.(Æ) 117,137 4,746
SYNNEX Corp. 7,146 747
Take-Two Interactive Software, Inc.(Æ) 5,769 942
Thryv Holdings, Inc.(Æ) 26,083 846
Tower Semiconductor, Ltd.(Æ) 21,940 754
Trade Desk, Inc. (The) Class A(Æ) 5,340 371
TTEC Holdings, Inc. 6,596 528
TTM Technologies, Inc.(Æ) 22,640 305
Tyler Technologies, Inc.(Æ) 7,132 3,379
Unisys Corp.(Æ) 24,113 440
Universal Display Corp. 3,685 566
Verint Systems, Inc.(Æ) 64,095 3,290
Wix.com, Ltd.(Æ) 8,687 1,141
192,423
Utilities - 3.9%
Algonquin Power & Utilities Corp.(Ñ) 83,868 1,198
Alliant Energy Corp. 6,259 375
American States Water Co. 15,862 1,463
American Water Works Co., Inc. 9,200 1,479

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Black Hills Corp. 20,597 1,395
CMS Energy Corp. 31,381 2,020
Cogent Communications Holdings, Inc. 20,249 1,288
Consolidated Communications Holdings, Inc.
(Æ) 25,716 185
DT Midstream, Inc. 102,465 5,297
DTE Energy Co. 11,539 1,390
Earthstone Energy, Inc. Class A(Æ) 52,676 720
Essential Utilities, Inc. 10,235 499
Falcon Minerals Corp. 12,284 64
IDT Corp. Class B(Æ) 2,325 87
Iridium Communications, Inc.(Æ) 61,788 2,217
J2 Global, Inc.(Æ) 92,489 9,717
MDU Resources Group, Inc. 205,387 6,032
National Fuel Gas Co. 13,461 817
NextDecade Corp.(Æ) 57,568 127
Northern Oil and Gas, Inc. 57,419 1,351
NorthWestern Corp. 20,776 1,208
NRG Energy, Inc. 12,049 481
Ovintiv, Inc. 45,439 1,763
Rattler Midstream, LP 130,355 1,695
Spok Holdings, Inc. 39,500 390
Talos Energy, Inc.(Æ) 40,238 428
UGI Corp. 73,445 3,331
Viper Energy Partners, LP 112,566 3,044
Vistra Corp. 108,318 2,362
52,423
Total Common Stocks
(cost $738,425) 1,287,933
Preferred Stocks - 0.0%
Consumer Staples - 0.0%
Qurate Retail, Inc.
8.000% due 03/15/31(¢) 4,783
460
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
105
Total Preferred Stocks
(cost $459) 565
Warrants and Rights - 0.0%
Nabors Industries, Inc.(Ñ)(Æ)
2026  Warrants 3,926 34
Whiting Petroleum Corp. Class A(Æ)
2024  Warrants 12,581 190
Total Warrants and Rights
(cost $58) 224
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 39,109,610
(∞)
39,098
Total Short-Term Investments
(cost $39,098) 39,098
Other Securities - 1.6%
U.S. Cash Collateral Fund(@)(×) 20,929,590
(∞)
20,930
Total Other Securities
(cost $20,930) 20,930
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 101.1%
(identified cost $798,970) 1,348,750
Other Assets and Liabilities, Net
- (1.1)%
(15,307)
Net Assets - 100.0%
1,333,443

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 385 USD 38,970 03/22 (2,176)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (2,176)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 206,696 $ — $ —
$ —
$ 206,696
Consumer Staples 34,298 — —
—
34,298
Energy 38,159 — —
—
38,159
Financial Services 281,761 — —
—
281,761
Health Care 170,402 — 4
—
170,406
Materials and Processing 119,268 — —
—
119,268
Producer Durables 192,499 — —
—
192,499
Technology 192,423 — —
—
192,423
Utilities 52,423 — —
—
52,423
Preferred Stocks 565 — — — 565
Warrants and Rights 224 — — — 224
Short-Term Investments — — — 39,098 39,098
Other Securities — — — 20,930 20,930
Total Investments
1,288,718 — 4 60,028 1,348,750
Other Financial Instruments
Liabilities
Futures Contracts (2,176) — — — (2,176)
Total Other Financial Instruments
*
$ (2,176) $ — $ — $ — $ (2,176)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.4%
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR 67,565 654
MercadoLibre, Inc.(Æ) 1,619 1,833
2,487
Australia - 2.2%
Alumina, Ltd. 51,555 69
ASX, Ltd. - ADR 16,220 965
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,662
BHP Group, Ltd. 210,647 6,649
BHP Group, Ltd. - ADR 261,950 8,408
BlueScope Steel, Ltd. 97,862 1,279
Cochlear, Ltd. 5,887 806
Commonwealth Bank of Australia - ADR 156,630 10,422
CSL, Ltd. 12,110 2,249
Endeavour Group, Ltd. 28,891 129
Fortescue Metals Group, Ltd. 224,526 3,179
Glencore PLC(Æ) 668,040 3,492
Insurance Australia Group, Ltd.(Æ) 365,441 1,100
Macquarie Group, Ltd. 8,546 1,122
Medibank Pvt, Ltd. 772,167 1,698
National Australia Bank, Ltd. - ADR 63,112 1,217
Newcrest Mining, Ltd. 16,958 261
Origin Energy, Ltd. 102,122 408
Rio Tinto PLC 111,236 7,836
Rio Tinto, Ltd. - ADR 17,946 1,425
Santos, Ltd. 213,053 1,079
Sonic Healthcare, Ltd. 50,483 1,350
South32, Ltd. Class B 961,845 2,641
Tabcorp Holdings, Ltd. 246,339 866
Telstra Corp., Ltd. 69,457 193
Transurban Group - ADR(Æ) 37,897 335
Wesfarmers, Ltd.(Æ) 26,345 992
Westpac Banking Corp. 82,874 1,196
Woolworths Group, Ltd. 28,891 706
63,734
Austria - 0.5%
Erste Group Bank AG 141,729 6,596
Mondi PLC 154,720 3,870
OMV AB 28,498 1,733
Raiffeisen Bank International AG 39,823 1,115
Voestalpine AG 14,152 472
13,786
Belgium - 0.3%
Ageas SA 65,975 3,174
Anheuser-Busch InBev SA 14,189 894
Colruyt SA 22,423 910
KBC Group NV 28,619 2,484
Solvay SA 1,603 193
UCB SA 6,021 598
8,253
Brazil - 0.9%
Ambev SA 2,842,866 8,015
Americanas SA(Æ) 54,311 324
B3 SA - Brasil Bolsa Balcao 148,446 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 234,129 1,647
Cosan SA 173,116 775
CSN Mineracao SA 687,153 903
Hapvida Participacoes e Investimentos
SA(Þ) 1,609,142 3,836
Hypera SA(Æ) 31,472 184
Minerva SA 98,887 178
Notre Dame Intermedica Participacoes
SA 105,574 1,416
Pagseguro Digital, Ltd. Class A(Æ) 68,928 1,559
Petroleo Brasileiro SA - ADR 127,248 1,627
Rumo SA(Æ) 622,099 1,830
Telefonica Brasil SA 255,321 2,389
TIM SA(Æ) 73,977 185
Vale SA 108,481 1,652
Yara International ASA 7,033 361
27,290
Burkina Faso - 0.1%
Endeavour Mining PLC 196,473 4,366
Canada - 5.3%
Air Canada Class B(Æ) 49,364 888
Algonquin Power & Utilities Corp. 2,714 39
ARC Resources, Ltd. 85,406 1,000
Atco, Ltd. Class I 30,015 1,011
B2Gold Corp. 463,366 1,670
Bank of Montreal 14,089 1,595
Bank of Nova Scotia (The) 31,731 2,286
Barrick Gold Corp. 151,259 2,895
BCE, Inc. 21,146 1,105
Brookfield Asset Management, Inc.
Class A 17,037 938
CAE, Inc.(Æ) 359,648 9,082
Cameco Corp. Class A 74,549 1,448
Canadian Apartment Properties(ö) 10,910 480
Canadian Imperial Bank of Commerce 13,832 1,737
Canadian National Railway Co. 85,390 10,408
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Railway, Ltd. 20,630 1,476
Canadian Tire Corp., Ltd. Class A 6,651 960
CCL Industries, Inc. Class B 1,170 61
Celestica, Inc.(Æ) 132,800 1,653
Cenovus Energy, Inc. 158,385 2,304
CGI Group, Inc.(Æ) 11,541 985
CI Financial Corp. 8,511 158
Constellation Software, Inc. 615 1,059
Dollarama, Inc. 63,977 3,301
Emera, Inc. 13,255 628
Enbridge, Inc. 59,524 2,516
Fairfax Financial Holdings, Ltd. 2,865 1,383
First Quantum Minerals, Ltd. 958,909 23,620
Fortis, Inc. 23,359 1,110
George Weston, Ltd. 6,616 721
Great-West Lifeco, Inc. 50,649 1,582
Hydro One, Ltd.(Þ) 32,728 846
iA Financial Corp., Inc. 14,976 974
Imperial Oil, Ltd. 32,973 1,349
Intact Financial Corp. 4,868 660

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ivanhoe Mines, Ltd. Class A(Æ) 483,308 4,141
Kinross Gold Corp. 389,690 2,104
Loblaw Cos., Ltd. 22,866 1,764
Magna International, Inc. Class A 22,491 1,812
Manulife Financial Corp. 136,087 2,834
Metro, Inc. Class A 24,071 1,287
National Bank of Canada 30,625 2,450
Nuvei Corp.(Æ)(Þ) 33,708 2,054
Onex Corp. 11,349 815
Open Text Corp. 7,239 346
Pan American Silver Corp. 82,264 1,783
Parex Resources, Inc. 98,462 2,094
Pembina Pipeline Corp. 10,204 324
Restaurant Brands International, Inc. 10,135 567
Rogers Communications, Inc. Class B 16,168 820
Royal Bank of Canada - GDR 126,171 14,386
Shaw Communications, Inc. Class B 63,969 1,907
Shopify, Inc. Class A(Æ) 2,371 2,286
Stantec, Inc. 25,928 1,375
Sun Life Financial, Inc. 152,183 8,619
TC Energy Corp.(Æ) 11,820 610
Teck Resources, Ltd. Class B 117,899 3,641
Toronto-Dominion Bank (The) 161,459 12,933
Tourmaline Oil Corp. 29,769 1,061
Trisura Group, Ltd.(Æ) 436 15
155,956
Chile - 0.5%
Antofagasta PLC 156,871 2,867
Banco de Chile - ADR 3 —
Liberty Latin America, Ltd. Class C(Æ) 11,972 129
Sociedad Quimica y Minera de Chile
SA - ADR 232,194 12,574
15,570
China - 9.4%
Agricultural Bank of China, Ltd. Class H 12,905,994 4,912
Alibaba Group Holding, Ltd.(Æ) 1,429,360 22,439
Aluminum Corp. of China, Ltd.(Æ) 1,464,258 1,218
Anhui Conch Cement Co., Ltd. Class H 303,039 1,602
Baidu, Inc. - ADR(Æ) 25,371 4,053
Bank of China, Ltd. Class H 5,955,847 2,317
Bank of Communications Co., Ltd. Class
H 721,000 484
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A(Æ) 568,116 694
Bilibili, Inc. Class Z(Æ) 83,611 2,914
Bilibili, Inc. - ADR(Æ) 41,774 1,474
BOC Hong Kong Holdings, Ltd. 114,953 443
CGN Power Co., Ltd. Class H(Þ) 1,529,212 423
China CITIC Bank Corp., Ltd. Class H 2,577,200 1,228
China Communications Services Corp.,
Ltd. Class H 1,136,950 608
China Construction Bank Corp. Class H 10,105,001 7,737
China Datang Corp. Renewable Power
Co., Ltd. Class H 435,115 178
China Everbright Bank Co., Ltd. Class H 539,813 202
China Hongqiao Group, Ltd. 1,434,000 1,620
China Huarong Asset Management Co.,
Ltd. Class H(Æ)(Þ) 16,079,000 856
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China International Capital Corp., Ltd.
Class H(Þ) 938,400 2,550
China Jinmao Holdings Group, Ltd. 295,864 107
China Life Insurance Co., Ltd. Class A 125,316 546
China Life Insurance Co., Ltd. Class H 316,773 558
China Longyuan Power Group Corp.,
Ltd. Class H 2,799,000 5,706
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,455
China Merchants Bank Co., Ltd. Class A 41,016 318
China Merchants Bank Co., Ltd. Class H 262,598 2,194
China National Building Material Co.,
Ltd. Class H 800,872 1,037
China Oilfield Services, Ltd. Class H 3,694,000 3,622
China Petroleum & Chemical Corp.
Class H 1,639,359 857
China Resources Beer Holdings Co., Ltd. 70,000 523
China Resources Gas Group, Ltd. 118,045 590
China Resources Land, Ltd. 762,650 3,682
China Southern Airlines Co., Ltd. Class
H(Æ) 3,081,293 1,959
China Vanke Co., Ltd. Class A 12,290 39
CIFI Holdings Group Co., Ltd. 2,912,001 1,901
CITIC Securities Co., Ltd. Class H 222,573 594
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 1,502,287 2,716
Country Garden Services Holdings Co.,
Ltd. 342,000 2,021
CSPC Pharmaceutical Group, Ltd. 167,447 203
ENN Energy Holdings, Ltd. 93,879 1,492
Fujian Sunner Development Co., Ltd.
Class A(Æ) 1,778,988 5,913
Geely Automobile Holdings, Ltd. 2,243,340 4,826
Ginlong Technologies Co., Ltd. Class A 37,400 1,402
Greentown China Holdings, Ltd. 445,630 735
Guangdong Haid Group Co., Ltd. Class
A 23,741 270
Guotai Junan Securities Co., Ltd. Class
A 9,117 26
Haier Smart Home Co., Ltd. Class H 366,716 1,470
Hangzhou Robam Appliances Co., Ltd.
Class A 139,989 767
Han's Laser Technology Industry Group
Co., Ltd. Class A 75,829 562
HengTen Networks Group, Ltd.(Æ) 3,299,379 1,012
Huatai Securities Co., Ltd. Class A 246,655 670
Huaxin Cement Co., Ltd. Class A 452,463 1,318
Huazhu Group, Ltd.(Æ) 99,835 388
Huazhu Group, Ltd. - ADR 104,727 4,139
Industrial & Commercial Bank of China,
Ltd. Class H 2,330,754 1,410
Industrial Bank Co., Ltd. Class A 1,341,957 4,433
Inner Mongolia BaoTou Steel Union Co.,
Ltd. Class A(Æ) 2,790,445 1,025
JD.com, Inc. Class A(Æ) 27,783 1,036
JD.com, Inc. - ADR(Æ) 37,832 2,833
Kunlun Energy Co., Ltd. 4,537,372 4,700
Kweichow Moutai Co., Ltd. Class A 1,400 415
Lenovo Group, Ltd. 2,325,442 2,507
Li Ning Co., Ltd. 317,292 3,081
Longfor Group Holdings, Ltd.(Þ) 1,540,000 9,208

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LONGi Green Energy Technology Co.,
Ltd. Class A 690,291 7,767
Luxshare Precision Industry Co., Ltd.
Class A 908,380 6,822
Meituan Class B(Æ)(Þ) 456,976 13,002
Midea Real Estate Holding, Ltd.(Þ) 688,083 1,018
New China Life Insurance Co., Ltd.
Class H 205,801 586
NIO, Inc. - ADR(Æ) 39,498 968
PetroChina Co., Ltd. Class H 10,265,352 5,075
Ping An Bank Co., Ltd. Class A 167,200 417
Ping An Insurance Group Co. of China,
Ltd. Class H 1,641,349 12,864
Poly Developments and Holdings Group
Co., Ltd. Class A 1,412,500 3,471
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 450
QuakeSafe Technologies Co., Ltd. Class
A 242,267 3,403
SAIC Motor Corp., Ltd. Class A 581,051 1,722
Sangfor Technologies, Inc. Class A 32,894 806
Sany Heavy Industry Co., Ltd. Class A 189,007 602
SDIC Capital Co., Ltd. Class A 1,018,606 1,211
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,252,148 2,442
Shenzhou International Group Holdings,
Ltd. 52,990 979
Sun Art Retail Group, Ltd. 1,501,752 552
Sunac China Holdings, Ltd. 4,006,866 4,952
Sunac Services Holdings, Ltd.(Þ) 1,899,953 2,160
Sunny Optical Technology Group Co.,
Ltd. 54,055 1,392
Tangshan Jidong Cement Co., Ltd. Class
A 359,543 649
Tencent Holdings, Ltd. 583,459 35,614
Tingyi Cayman Islands Holding Corp. 238,000 494
Tongcheng-Elong Holdings, Ltd.(Æ) 649,858 1,340
Weibo Corp. - ADR(Æ) 15,049 521
Weichai Power Co., Ltd. Class H 724,939 1,305
Wilmar International, Ltd. 1,664,400 5,274
Wingtech Technology Co., Ltd. Class A 361,615 6,132
Yuan Longping High-tech Agriculture
Co., Ltd. Class A(Æ) 1,406,306 4,139
Yum China Holdings, Inc. 11,322 545
Zhejiang Huayou Cobalt Co., Ltd. Class
A 93,958 1,474
Zhejiang NHU Co., Ltd. Class A 41,693 197
Zhongsheng Group Holdings, Ltd. 243,501 1,869
276,432
Cyprus - 0.0%
Cairo Mezz PLC(Æ) 609,369 113
Czech Republic - 0.1%
Komercni Banka AS 24,097 1,069
Moneta Money Bank AS(Þ) 225,904 975
2,044
Denmark - 1.1%
AP Moller - Maersk A/S Class B 3,672 13,176
Carlsberg A/S Class B 4,284 693
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chr Hansen Holding A/S 9,350 749
Coloplast A/S Class B 2,388 347
Danske Bank A/S 178,754 3,463
Demant A/S(Æ) 6,818 302
Drilling Co. of 1972 A/S (The)(Æ) 39,615 1,546
DSV Panalpina A/S 27,399 5,572
GN Store Nord A/S 6,464 391
ISS A/S(Æ) 25,710 483
Novo Nordisk A/S Class B 52,471 5,253
31,975
Finland - 1.3%
Elisa OYJ 53,021 3,117
Fortum OYJ 9,309 254
Kone OYJ Class B 79,122 5,144
Neste OYJ 46,242 2,075
Nokia OYJ(Æ) 2,312,994 13,716
Nokian Renkaat OYJ 24,387 822
Nordea Bank Abp 194,836 2,313
Orion OYJ Class B 34,782 1,413
Sampo OYJ Class A 90,871 4,517
Stora Enso OYJ Class R 23,321 475
UPM-Kymmene OYJ 155,968 5,682
Wartsila OYJ Class B 805 10
39,538
France - 6.5%
Accor SA(Æ) 96,045 3,521
Aeroports de Paris(Æ) 3,376 457
Air Liquide SA Class A 7,807 1,339
Airbus Group SE 36,890 4,709
Amundi SA(Þ) 71,702 5,587
AXA SA 238,062 7,535
BioMerieux 6,339 742
BNP Paribas SA 110,894 7,925
Bollore SA 209,658 1,131
Bouygues SA - ADR 86,280 3,036
Bureau Veritas SA 110,071 3,152
Capgemini SE 17,837 3,999
Carrefour SA 153,969 2,931
Cie de Saint-Gobain SA 130,241 8,847
Cie Generale des Etablissements
Michelin SCA Class B 65,237 10,919
CNP Assurances 27,463 673
Credit Agricole SA 94,616 1,420
Danone SA 10,485 653
Dassault Aviation SA 19,737 2,337
Dassault Systemes SE 22,710 1,093
Eiffage SA 3,684 386
Electricite de France SA 35,504 339
Engie SA 419,551 6,428
EssilorLuxottica SA 5,166 980
Eurazeo SE 6,613 525
Hermes International 1,416 2,121
Legrand SA - ADR 4,175 425
L'Oreal SA 21,338 9,134
LVMH Moet Hennessy Louis Vuitton
SE - ADR 16,773 13,792
Orange SA - ADR 337,220 3,953
Pernod Ricard SA 3,723 795
Publicis Groupe SA - ADR 101,825 6,893

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Renault SA(Æ) 73,912 2,932
Rexel SA Class H 713,896 15,932
Safran SA 11,503 1,396
Sanofi - ADR 111,226 11,563
Sartorius Stedim Biotech 3,541 1,550
Schneider Electric SE 72,217 12,277
SCOR SE - ADR 162,861 5,531
Societe Generale SA 181,456 6,732
Sodexo SA 1,779 165
Suez SA 30,982 691
Teleperformance - GDR 2,067 779
Thales SA 4,450 409
Total SA 204,335 11,575
Vinci SA 7,511 822
Vivendi SE - ADR 133,544 1,750
191,881
Georgia - 0.0%
Bank of Georgia Group PLC 31,959 633
Germany - 3.3%
1&1 Drillisch AG 45,216 1,199
adidas AG 1,719 468
Allianz SE 7,474 1,914
BASF SE 147,679 11,216
Bayerische Motoren Werke
Aktiengesellschaft 9,587 1,001
Beiersdorf AG 5,046 500
Ceconomy AG 349,122 1,545
Continental AG 26,020 2,491
Covestro AG(Þ) 163,416 9,718
Daimler AG 71,481 5,627
Daimler Truck Holding AG(Æ) 40,390 1,424
Delivery Hero SE(Æ)(Þ) 46,612 3,560
Deutsche Bank AG(Æ) 119,844 1,646
Deutsche Boerse AG 34,800 6,145
Deutsche Telekom AG 50,036 938
Deutsche Wohnen SE 10,684 433
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,505 641
Fresenius Medical Care AG & Co. 75,664 5,108
Fresenius SE & Co. KGaA 123,782 5,085
GEA Group AG 38,618 1,811
Hannover Rueck SE 13,373 2,683
HeidelbergCement AG 7,071 487
Infineon Technologies AG - ADR 104,170 4,255
Knorr-Bremse AG 3,269 330
Merck & Co., Inc. 6,103 1,330
Muenchener Rueckversicherungs-
Gesellschaft AG 25,154 7,889
Salzgitter AG(Æ) 32,924 1,119
SAP SE - ADR 26,175 3,241
Siemens AG 37,334 5,870
Siemens Healthineers AG(Þ) 17,361 1,107
Symrise AG 7,412 884
United Internet AG 11,283 439
Vonovia SE 12,999 736
Zalando SE(Æ)(Þ) 44,539 3,499
96,339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ghana - 0.1%
Tullow Oil PLC(Æ) 4,411,833 2,971
Greece - 0.3%
Eurobank Ergasias SA(Æ) 5,949,899 6,735
National Bank of Greece(Æ) 534,854 2,112
8,847
Hong Kong - 2.1%
AIA Group, Ltd. 1,345,616 13,977
Bank of East Asia, Ltd. (The) 34,317 58
CITIC Securities Co., Ltd. 33,385 13
CK Asset Holdings, Ltd. 670,262 4,464
CLP Holdings, Ltd. 831,000 8,303
Hang Lung Properties, Ltd. - ADR 751,028 1,608
Hang Seng Bank, Ltd. 258,974 5,118
HK Electric Investments & HK Electric
Investments, Ltd. 715,886 713
HKT Trust & HKT, Ltd. 467,389 637
Hong Kong & China Gas Co., Ltd. 297,888 459
Jardine Matheson Holdings, Ltd. 9,100 538
MTR Corp., Ltd. 222,025 1,200
New World Development Co., Ltd. 432,000 1,760
Nine Dragons Paper Holdings, Ltd. 325,000 324
Power Assets Holdings, Ltd. 486,000 2,989
Sun Hung Kai Properties, Ltd. 146,832 1,788
Swire Pacific, Ltd. Class A 126,074 761
Swire Properties, Ltd. 552,792 1,476
Techtronic Industries Co., Ltd. 851,500 13,999
WH Group, Ltd.(Þ) 2,859,858 1,908
Xinyi Glass Holdings, Ltd. 595,000 1,578
63,671
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 96,042 836
OTP Bank PLC(Æ) 45,110 2,619
3,455
India - 3.4%
Bharti Airtel, Ltd.(Æ) 349,104 3,423
Britannia Industries, Ltd. 23,516 1,116
Canara Bank(Æ) 706,199 2,404
Cipla, Ltd. 7,137 90
Dabur India, Ltd. Class A 41,708 300
DLF, Ltd. 271,412 1,430
Dr Reddy's Laboratories, Ltd. 2,598 150
GAIL India, Ltd. 1,571,561 3,051
HCL Technologies, Ltd. 40,745 601
HDFC Bank, Ltd. - ADR 18,420 1,264
Hindalco Industries, Ltd. 11,610 76
Hindustan Unilever, Ltd. 4,349 133
Housing Development Finance Corp.,
Ltd. 779,840 26,561
ICICI Bank, Ltd. 108,961 1,154
ICICI Bank, Ltd. - ADR 106,819 2,321
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 91,870 1,697
Infosys, Ltd. 90,892 2,126
InterGlobe Aviation, Ltd.(Æ)(Þ) 159,866 4,030
Maruti Suzuki India, Ltd. 24,992 2,885
Oil & Natural Gas Corp., Ltd. 1,059,984 2,470

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pidilite Industries, Ltd. 14,060 465
Power Grid Corp. of India, Ltd. 2,023,300 5,830
Reliance Industries, Ltd. 365,094 11,672
Reliance Industries, Ltd. - GDR(Þ) 78,033 5,036
SBI Cards & Payment Services, Ltd.(Æ) 361,842 4,276
Shriram Transport Finance Co., Ltd. 41,069 676
State Bank of India 837,980 6,099
Tata Consultancy Services, Ltd. 110,287 5,539
Tata Motors, Ltd.(Æ) 298,164 2,050
Wipro, Ltd. 130,668 1,004
Zee Entertainment Enterprises, Ltd. 494,834 1,927
101,856
Indonesia - 0.5%
Bank Central Asia Tbk PT 3,325,890 1,773
Bank Mandiri Persero Tbk PT 8,018,749 4,178
Bank Negara Indonesia Persero Tbk PT 9,239,117 4,733
Bank Tabungan Negara Persero Tbk PT 10,458,905 1,236
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 870
Jasa Marga Persero Tbk PT(Æ) 3,561,000 818
Telkom Indonesia Persero Tbk PT 8,192,908 2,396
United Tractors Tbk PT 140,969 227
16,231
Ireland - 1.3%
AerCap Holdings NV(Æ) 23,581 1,486
AIB Group PLC 799,670 2,112
Allegion PLC 89,361 10,966
Bank of Ireland Group PLC(Æ) 803,220 5,434
CRH PLC 18,909 951
Flutter Entertainment PLC(Æ) 29,203 4,435
Kerry Group PLC Class A 80,106 10,095
Medtronic PLC 585 61
Ryanair Holdings PLC - ADR(Æ) 29,986 3,347
38,887
Israel - 0.2%
Bank Hapoalim BM 195,439 2,026
Bank Leumi Le-Israel BM 66,942 717
Check Point Software Technologies, Ltd.
(Æ) 2,312 280
Mizrahi Tefahot Bank, Ltd. 27,841 1,075
NICE, Ltd.(Æ) 2,366 606
4,704
Italy - 1.2%
Assicurazioni Generali SpA 189,063 3,968
Atlantia SpA(Æ) 33,151 614
Davide Campari-Milano NV SpA(Æ) 300,226 3,755
Enel SpA 597,260 4,579
Eni SpA - ADR 381,970 5,727
FinecoBank Banca Fineco SpA 124,448 2,088
Intesa Sanpaolo SpA 661,879 1,957
Mediobanca Banca di Credito
Finanziario SpA 19,127 219
Moncler SpA 44,178 2,820
Pirelli & C. SpA(Þ) 162,449 1,146
Saipem SpA(Æ) 672,171 1,023
Snam Rete Gas SpA 3,110 17
Terna Rete Elettrica Nazionale SpA 56,676 444
UniCredit SpA 361,799 5,707
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unipol Gruppo SpA 111,971 628
34,692
Japan - 12.6%
Aeon Co., Ltd. 13,900 317
Alfresa Holdings Corp. 83,800 1,197
Alps Alpine Co., Ltd. 144,100 1,573
As One Corp. 16,948 839
Asahi Group Holdings, Ltd. 13,200 539
Astellas Pharma, Inc. 390,700 6,286
Bank of Kyoto, Ltd. (The) 17,700 826
BML, Inc. 24,000 728
Bridgestone Corp. 132,400 5,812
Brother Industries, Ltd. 52,000 961
Canon, Inc. 283,700 6,700
Casio Computer Co., Ltd. 42,300 530
Century Tokyo Leasing Corp. 14,400 712
Citizen Watch Co., Ltd. 328,400 1,403
Concordia Financial Group, Ltd. 285,700 1,174
Dai-ichi Life Holdings, Inc. 191,085 4,298
Daiichi Sankyo Co., Ltd. 174,100 3,898
Daikin Industries, Ltd. 200 42
Daiseki Co., Ltd. 1,440 58
Daito Trust Construction Co., Ltd. 19,600 2,244
Daiwa House Industry Co., Ltd. 16,900 493
Denso Corp. 38,200 2,848
Dentsu, Inc. 24,300 841
Ebara Corp. 600 29
Eisai Co., Ltd. 67,100 3,391
Fuji Electric Co., Ltd. 16,300 877
Fuji Seal International, Inc. 19,900 374
FUJIFILM Holdings Corp. 26,421 1,769
Fujitsu, Ltd. 20,614 2,719
Fukuoka Financial Group, Inc. 140,900 2,769
GMO Payment Gateway, Inc. 7,500 656
Hamamatsu Photonics KK 7,900 405
Hankyu Hanshin Holdings, Inc. 12,400 361
Hino Motors, Ltd. 360,200 3,127
Hitachi Metals, Ltd.(Æ) 198,900 3,581
Hitachi, Ltd. 25,000 1,303
Hogy Medical Co., Ltd. 15,300 411
Honda Motor Co., Ltd. 514,365 15,101
Hoshizaki Corp. 1,500 111
Hoya Corp. 4,600 596
Iida Group Holdings Co., Ltd. 198,400 4,132
Isuzu Motors, Ltd. 855,500 10,478
ITOCHU Corp. 80,018 2,570
Japan Airlines Co., Ltd.(Æ) 46,000 868
Japan Exchange Group, Inc. 158,100 3,261
Japan Post Insurance Co., Ltd. Class A 32,800 573
Japan Tobacco, Inc. 354,100 7,097
JFE Holdings, Inc. 84,700 1,086
JGC Holdings Corp. 187,600 1,846
JSR Corp. 30,300 1,010
Kamigumi Co., Ltd. 82,100 1,586
Kansai Electric Power Co., Inc. (The) 94,100 890
Kao Corp. 130,200 6,515
Kawasaki Heavy Industries, Ltd. 1,500 29
KDDI Corp. 280,900 8,926
Keyence Corp. 22,500 11,572

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kirin Holdings Co., Ltd. 69,500 1,114
Koito Manufacturing Co., Ltd. 12,600 633
Komatsu, Ltd. 450,600 11,093
Kubota Corp. 36,400 781
Kyowa Kirin Co., Ltd. 33,800 848
Lawson, Inc. 4,900 216
M3, Inc. 10,200 391
McDonald's Holdings Co. Japan, Ltd. 13,100 572
Medipal Holdings Corp. 30,500 549
MEIJI Holdings Co., Ltd. 57,300 3,578
Menicon Co., Ltd. 211,900 4,699
Mitsubishi Chemical Holdings Corp. 43,700 343
Mitsubishi Electric Corp. 381,800 4,789
Mitsubishi Estate Co., Ltd. 243,700 3,527
Mitsubishi Heavy Industries, Ltd. 71,900 1,948
Mitsubishi UFJ Financial Group, Inc. 1,163,500 7,033
Mitsui & Co., Ltd. 58,000 1,451
Mitsui Chemicals, Inc. 8,400 224
Mizuho Financial Group, Inc. 42,000 567
MS&AD Insurance Group Holdings, Inc. 188,800 6,481
Murata Manufacturing Co., Ltd. 54,600 4,095
Nakanishi, Inc. 6,477 115
NEC Corp. 7,600 296
Nidec Corp. 24,400 2,162
Nintendo Co., Ltd. 15,475 7,590
Nippon Prologis REIT, Inc.(Æ)(ö) 246 768
Nippon Shinyaku Co., Ltd. 8,700 570
Nippon Steel Corp. 82,100 1,333
Nippon Telegraph & Telephone Corp. 30,800 878
Nissan Motor Co., Ltd.(Æ) 592,900 3,155
Nissin Foods Holdings Co., Ltd. 7,900 561
Nitori Holdings Co., Ltd. 8,500 1,218
Nitto Denko Corp. 40,600 3,156
Nomura Holdings, Inc. 859,300 3,791
NTT Data Corp. 54,700 1,051
Obayashi Corp. 14,000 113
Obic Co., Ltd. 300 49
Odakyu Electric Railway Co., Ltd. 21,900 387
Ono Pharmaceutical Co., Ltd. 301,900 7,292
Oriental Land Co., Ltd. 5,700 995
Osaka Gas Co., Ltd. 35,500 603
Otsuka Corp. 45,000 1,825
Otsuka Holdings Co., Ltd. 119,700 4,101
Pan Pacific International Holdings Corp. 30,400 410
Panasonic Corp. 690,600 7,587
Pigeon Corp. 148,600 2,905
Qol Holdings Co., Ltd. 3,300 39
Recruit Holdings Co., Ltd. 21,900 1,080
Resona Holdings, Inc. 1,325,000 5,690
Rinnai Corp. 5,800 520
SCSK Corp. 37,300 631
Secom Co., Ltd. 9,463 669
Sekisui Chemical Co., Ltd. 78,600 1,376
Sekisui House, Ltd. 26,200 531
Seven & i Holdings Co., Ltd. 11,600 567
Shimadzu Corp. 3,000 109
Shimano, Inc. 2,387 537
Shin-Etsu Chemical Co., Ltd. 91,000 15,241
Shiseido Co., Ltd. 125,800 6,366
Shizuoka Bank, Ltd. (The) 137,900 1,082
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMC Corp. 5,200 2,909
SoftBank Group Corp. 76,684 1,775
Sompo Japan Nipponkoa Holdings, Inc. 21,801 1,020
Sony Corp. 53,300 5,955
Subaru Corp. 252,000 4,611
Sumitomo Dainippon Pharma Co., Ltd. 10,000 109
Sumitomo Electric Industries, Ltd. 364,700 4,843
Sumitomo Heavy Industries, Ltd. 55,300 1,452
Sumitomo Mitsui Banking Corp. 321,202 11,536
Sumitomo Mitsui Trust Holdings, Inc. 103,000 3,571
Suntory Beverage & Food, Ltd. 16,000 617
Suzuki Motor Corp. 43,600 1,862
T&D Holdings, Inc. 491,400 7,260
Taiheiyo Cement Corp. 84,200 1,672
Taisei Corp. 10,200 334
Takeda Pharmaceutical Co., Ltd. 142,900 4,139
THK Co., Ltd. 100,400 2,499
Toho Co., Ltd. 16,400 636
Tokio Marine Holdings, Inc. 29,800 1,781
Tokyo Electron, Ltd. 15,900 7,729
Tokyu Fudosan Holdings Corp. 36,000 197
Toray Industries, Inc. 96,500 613
Toshiba Corp. 29,700 1,231
Toyota Industries Corp. 39,500 3,086
Toyota Motor Corp. 261,800 5,180
Toyota Tsusho Corp. 5,300 215
Transcosmos, Inc. 16,100 409
Trend Micro, Inc. 45,900 2,441
Unicharm Corp. 25,688 994
USS Co., Ltd. 100,200 1,639
Yamada Denki Co., Ltd. 113,000 382
Yamaha Motor Co., Ltd. 73,600 1,757
Yamato Holdings Co., Ltd. 59,500 1,270
372,343
Kazakhstan - 0.1%
NAC Kazatomprom JSC - GDR 132,221 4,207
Kenya - 0.1%
Safaricom PLC 6,616,360 2,144
Luxembourg - 0.7%
ArcelorMittal SA(Æ) 230,955 6,889
Eurofins Scientific SE 67,181 6,739
Globant SA(Æ) 3,541 904
RTL Group SA 49,130 2,761
Tenaris SA 186,230 2,263
19,556
Macao - 0.2%
Galaxy Entertainment Group, Ltd.(Æ) 1,077,203 6,264
Malaysia - 0.2%
Axiata Group BHD 524,800 466
CIMB Group Holdings BHD 1,376,175 1,712
Hong Leong Bank BHD 197,291 917
Hong Leong Financial Group BHD 261,314 1,137
IHH Healthcare BHD 377,448 582
Malayan Banking BHD 158,240 313

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Bank BHD 680,000 684
5,811
Mexico - 1.0%
America Movil SAB de CV 591,491 557
America Movil SAB de CV Class L
- ADR 152,176 2,870
Arca Continental SAB de CV 131,093 775
Cemex SAB de CV(Æ) 1,138,599 695
Cemex SAB de CV - ADR(Æ) 740,023 4,529
Coca-Cola Femsa SAB de CV 53,530 281
El Puerto de Liverpool SAB de CV 258,973 1,186
Fomento Economico Mexicano SAB de
CV 68,153 513
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 104,311 699
Grupo Cementos de Chihuahua SAB
de CV 313,903 2,213
Grupo Financiero Banorte SAB de CV
Class O 217,927 1,381
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 1,857
Grupo Televisa SAB de CV - ADR 819,748 8,387
Industrias Bachoco SAB de CV 361,944 1,245
Orbia Advance Corp. SAB de CV 451,254 1,054
Promotora y Operadora de
Infraestructura SAB de CV 70,773 516
Wal-Mart de Mexico SAB de CV 151,623 516
29,274
Netherlands - 3.9%
ABN AMRO Bank NV(Þ) 270,263 4,344
Adyen NV(Æ)(Þ) 1,627 3,318
Aegon NV 424,596 2,401
Akzo Nobel NV 29,960 3,103
ASML Holding NV 16,597 11,352
Exor NV 6,092 511
Ferrari NV 13,254 3,048
Heineken NV 165,615 17,779
ING Groep NV 1,180,465 17,427
Koninklijke Ahold Delhaize NV 36,770 1,192
Koninklijke KPN NV 951,986 3,134
Koninklijke Philips NV 125,994 4,180
NN Group NV 32,520 1,822
PostNL NV - ADR 169,785 729
Randstad NV 28,653 1,870
Shell PLC 1,014,537 25,733
Stellantis NV 197,433 3,822
Technip Energies NV - ADR(Æ) 50,695 772
Universal Music Group NV 256,560 6,373
Wolters Kluwer NV 9,140 931
X5 Retail Group NV - GDR 56,160 1,275
115,116
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd. 422,425 7,778
Meridian Energy, Ltd. 4,494 13
Spark New Zealand, Ltd. 515,261 1,470
9,261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.3%
DNB Bank ASA 38,357 912
Gjensidige Forsikring ASA 29,105 710
Mowi ASA 118,914 2,920
Norsk Hydro ASA 351,970 2,703
Orkla ASA 272,192 2,601
9,846
Philippines - 0.5%
Ayala Corp. 60,690 1,039
Ayala Land, Inc. 3,122,300 2,203
Bank of the Philippine Islands 1,481,150 2,856
BDO Unibank, Inc. 219,920 586
GT Capital Holdings, Inc. 46,220 517
Megaworld Corp. 21,761,000 1,322
Metropolitan Bank & Trust Co. - ADR 3,000,730 3,471
Monde Nissin Corp.(Æ)(Þ) 5,684,800 1,828
SM Investments Corp. 19,900 371
14,193
Poland - 0.5%
Bank Millennium SA(Æ) 698,310 1,409
Bank Polska Kasa Opieki SA 158,822 5,282
Cyfrowy Polsat SA 68,324 527
KGHM Polska Miedz SA 108,292 3,727
PGE Polska Grupa Energetyczna SA(Æ) 728,361 1,371
Polski Koncern Naftowy ORLEN SA 32,559 567
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 1,391
Santander Bank Polska SA 15,180 1,302
15,576
Portugal - 0.0%
Energias de Portugal SA 55,699 286
Romania - 0.1%
NEPI Rockcastle PLC 347,128 2,372
Russia - 1.2%
Gazprom PJSC 659,601 2,836
Gazprom PJSC - ADR 334,362 2,922
Lukoil PJSC 45,621 4,045
Lukoil PJSC - ADR 10,868 975
Novatek PJSC - GDR 5,629 1,195
Novolipetsk Steel PJSC - GDR 19,476 543
Polyus PJSC - GDR 22,942 1,799
Rosneft Oil Co. PJSC 478,377 3,560
Sberbank of Russia PJSC 1,427,912 4,925
Sberbank of Russia PJSC - ADR 560,462 7,878
Tatneft PJSC - ADR 12,360 480
VEON, Ltd.(Æ) 404,144 578
Yandex NV Class A(Æ) 47,709 2,293
34,029
Singapore - 0.5%
Capitaland Investment, Ltd.(Æ) 479,100 1,227
DBS Group Holdings, Ltd. 205,623 5,386
Genting Singapore, Ltd. 268,900 146
Jardine Cycle & Carriage, Ltd. 4,100 62
Oversea-Chinese Banking Corp., Ltd. 140,495 1,301
Singapore Exchange, Ltd. 161,900 1,118

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Technologies Engineering,
Ltd. 396,700 1,098
United Overseas Bank, Ltd. 42,300 941
UOL Group, Ltd. 128,700 696
Venture Corp., Ltd. 190,700 2,493
14,468
South Africa - 0.7%
Aspen Pharmacare Holdings, Ltd. 57,260 782
Barloworld, Ltd. - ADR 189,992 1,645
Bidvest Group, Ltd. (The) 163,201 1,999
Clicks Group, Ltd. 37,166 716
Discovery Holdings, Ltd.(Æ) 50,418 508
FirstRand, Ltd. 886,017 3,573
Gold Fields, Ltd. - ADR 674,330 7,149
Impala Platinum Holdings, Ltd. 37,548 575
MTN Group, Ltd.(Æ) 189,397 2,393
Old Mutual, Ltd. 21,868 20
Pick n Pay Stores, Ltd. 142,378 473
Sibanye Stillwater, Ltd. 112,624 417
Thungela Resources, Ltd.(Æ) 13,250 79
20,329
South Korea - 4.3%
BNK Financial Group, Inc. 109,729 743
CLIO Cosmetics Co., Ltd. 18,351 251
Coway Co., Ltd. 21,076 1,224
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 1,049
Doosan Fuel Cell Co., Ltd.(Æ) 52,115 1,511
Hana Financial Group, Inc. 199,536 7,589
Hankook Tire & Technology Co., Ltd. 53,122 1,504
Hanon Systems 40,874 365
Hyundai Department Store Co., Ltd. 10,518 628
Hyundai Engineering & Construction
Co., Ltd. 13,169 467
Hyundai Motor Co. 29,562 4,744
Industrial Bank of Korea 10,045 87
KakaoBank Corp.(Æ) 61,114 2,119
KB Financial Group, Inc. 332,838 16,779
Kia Corp. 160,583 11,155
Korea Electric Power Corp. 58,444 1,012
Korea Gas Corp. 31,733 931
KT Corp. - ADR 269,767 3,496
KT&G Corp. 6,567 428
Kumho Petrochemical Co., Ltd. 8,981 1,115
LG Chem, Ltd. 4,602 2,471
LG Electronics, Inc. Class H 16,667 1,820
LG Uplus Corp. 35,871 389
NAVER Corp. 20,807 5,512
Netmarble Corp.(Þ) 4,996 460
Pearl Abyss Corp.(Æ) 13,380 1,074
POSCO 44,472 10,054
Samsung Biologics Co., Ltd.(Æ)(Þ) 6,067 3,735
Samsung Electro-Mechanics Co., Ltd. 9,068 1,381
Samsung Electronics Co., Ltd. 306,738 18,999
Samsung Engineering Co., Ltd.(Æ) 81,362 1,470
Shinhan Financial Group Co., Ltd. 236,950 7,581
SK Hynix, Inc. 58,699 6,104
SK Square Co., Ltd.(Æ) 115,650 5,435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SK Telecom Co., Ltd. 48,529 2,294
125,976
Spain - 1.3%
Aena SME SA(Æ)(Þ) 2,813 457
Amadeus IT Group SA Class A(Æ) 78,297 5,372
Banco Santander SA - ADR 452,034 1,585
Bankinter SA 47,357 277
CaixaBank SA 3,026,399 9,721
Cellnex Telecom SA(Þ) 195,945 8,936
Endesa SA - ADR 115,732 2,604
Ferrovial SA 3,241 90
Iberdrola SA 97,607 1,128
Industria de Diseno Textil SA 256,235 7,742
Linea Directa Aseguradora SA 47,357 85
Red Electrica Corp. SA 54,736 1,105
39,102
Sweden - 1.3%
Assa Abloy AB Class B 173,413 4,751
Atlas Copco AB(Æ) 44,133 2,594
Boliden AB 68,158 2,753
Essity Aktiebolag Class B 19,788 557
Hexagon AB(Æ) 269,999 3,648
Kinnevik AB Class B(Æ) 49,339 1,480
L E Lundbergforetagen AB Class B 17,474 895
Loomis AB 13,196 339
Sandvik AB 410,406 10,795
Securitas AB Class B 52,827 638
Skandinaviska Enskilda Banken AB
Class A 112,699 1,453
Skanska AB Class B 25,741 629
Svenska Cellulosa AB SCA Class B 32,919 573
Svenska Handelsbanken AB Class A 64,478 686
Swedbank AB Class A 31,782 622
Swedish Match AB 442,840 3,412
Telefonaktiebolaget LM Ericsson Class B 196,074 2,433
Volvo AB Class B 22,016 496
38,754
Switzerland - 6.6%
ABB, Ltd. 167,515 5,790
Adecco Group AG 116,006 5,523
Alcon, Inc. 48,198 3,717
Baloise Holding AG 6,483 1,135
Chocoladefabriken Lindt & Spruengli
AG 63 1,251
Cie Financiere Richemont SA Class A 35,094 5,089
Credit Suisse Group AG Class A 274,254 2,600
EMS-Chemie Holding AG 1,081 1,093
Geberit AG 1,645 1,118
Georg Fischer AG 174 254
Givaudan SA 273 1,133
Julius Baer Group, Ltd. 119,123 7,781
Kuehne & Nagel International AG 5,614 1,591
LafargeHolcim, Ltd.(Æ) 134,377 7,264
Lonza Group AG 6,599 4,542
Nestle SA 298,858 38,502
Novartis AG 280,601 24,396
Partners Group Holding AG 8,042 11,189
Roche Holding AG 68,601 26,526

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schindler Holding AG 4,955 1,242
SGS SA 1,850 5,276
Sika AG 3,360 1,176
STMicroelectronics NV 44,447 2,089
Swiss Life Holding AG 1,577 1,013
Swiss Prime Site AG Class A 8,797 869
Swiss Re AG 15,149 1,644
Swisscom AG 11,300 6,446
UBS Group AG 995,159 18,451
Zurich Insurance Group AG 15,932 7,608
196,308
Taiwan - 5.5%
Advantech Co., Ltd. 36,000 504
Asustek Computer, Inc. 64,340 834
Catcher Technology Co., Ltd. 194,000 1,091
Cathay Financial Holding Co., Ltd. 388,000 897
Chang Hwa Commercial Bank, Ltd. 719,150 460
China Airlines, Ltd.(Æ) 1,803,941 1,570
China Development Financial Holding
Corp. 1,229,691 815
China Steel Corp. Class H 765,001 927
Chunghwa Telecom Co., Ltd. 320,870 1,362
Compal Electronics, Inc. 838,482 761
CTBC Financial Holding Co., Ltd. 1,604,000 1,608
E.Sun Financial Holding Co., Ltd. 1,045,146 1,097
Eva Airways Corp.(Æ) 1,248,718 1,113
Evergreen Marine Corp. Taiwan, Ltd. 516,044 2,172
First Financial Holding Co., Ltd. 506,438 461
Formosa Petrochemical Corp. 226,000 782
Formosa Plastics Corp. 182,651 691
Fubon Financial Holding Co., Ltd. 1,956,900 5,374
Globalwafers Co., Ltd. 74,949 2,155
Hiwin Technologies Corp. 80,419 776
Hon Hai Precision Industry Co., Ltd. 4,434,101 16,496
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 136
Hua Nan Financial Holdings Co., Ltd. 1,168,866 926
Innolux Corp. 2,421,586 1,516
International Games System Co., Ltd. 100,056 2,563
King Yuan Electronics Co., Ltd. 2,249,000 3,642
Lite-On Technology Corp. 292,126 668
MediaTek, Inc. 414,907 16,177
Mega Financial Holding Co., Ltd. 636,000 851
Nan Ya Plastics Corp. 304,000 947
Nanya Technology Corp. 1,494,257 3,890
Novatek Microelectronics Corp. 131,000 2,286
Pou Chen Corp. Class B 392,000 455
Powerchip Semiconductor Manufacturing
Corp. 500,000 1,188
President Chain Store Corp. 43,490 417
Realtek Semiconductor Corp. 65,588 1,273
Ruentex Development Co., Ltd. 946,283 2,204
Shin Kong Financial Holding Co., Ltd. 3,297,486 1,328
SinoPac Financial Holdings Co., Ltd. 1,198,000 715
Synnex Technology International Corp. 301,773 745
Taishin Financial Holding Co., Ltd. 858,295 613
Taiwan Business Bank 1,809,697 675
Taiwan Cooperative Financial Holding
Co., Ltd. 1,364,145 1,308
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan High Speed Rail Corp. 78,267 81
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,064,320 47,012
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 142,744 17,506
Uni-President Enterprises Corp. 165,000 404
United Microelectronics Corp. 4,520,830 9,089
Win Semiconductors Corp. 59,849 741
WPG Holdings, Ltd. 402,308 793
Yageo Corp. 7,416 125
Yuanta Financial Holding Co., Ltd. 1,659,877 1,523
163,743
Thailand - 0.4%
Advanced Info Service PCL 62,600 416
Bangkok Commercial Asset Management
PCL 1,880,100 1,156
Bangkok Dusit Medical Services PCL
Class F 995,300 671
Bangkok Expressway & Metro PCL 2,565,200 634
CP ALL PCL 265,000 502
Kasikornbank PCL 1,093,900 4,929
Minor International PCL(Æ) 1,320,027 1,214
PTT Global Chemical PCL 40,000 68
PTT PCL 173,000 203
Siam Cement PCL (The) 60,900 706
Thai Union Group PCL Class F 231,700 146
10,645
Turkey - 0.2%
Arcelik AS 207,287 803
Ford Otomotiv Sanayi AS 73,527 1,373
Turk Telekomunikasyon AS 1,435,397 1,040
Turkcell Iletisim Hizmetleri AS 985,356 1,382
Turkiye Garanti Bankasi AS 1,914,743 1,719
6,317
United Arab Emirates - 0.3%
Aldar Properties PJSC 1,646,273 1,858
Emaar Properties PJSC 3,079,454 4,098
Emirates NBD Bank PJSC 231,816 847
Emirates Telecommunications Group
Co. PJSC 231,251 2,085
8,888
United Kingdom - 8.2%
Admiral Group PLC 32,679 1,388
Allfunds Group PLC(Æ) 155,795 2,209
Anglo American PLC 255,603 11,209
Associated British Foods PLC 1,762 46
AstraZeneca PLC 74,817 8,682
Aviva PLC 764,432 4,507
Babcock International Group PLC(Æ) 472,642 1,930
BAE Systems PLC 688,303 5,370
Barclays PLC 2,745,379 7,379
Berkeley Group Holdings PLC(Æ) 34,447 1,960
BP PLC 1,746,446 9,009
British American Tobacco PLC 51,653 2,198
British Land Co. PLC (The)(ö) 308,734 2,303
BT Group PLC 1,463,411 3,875
Bunzl PLC 25,073 937

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Centrica PLC(Æ) 2,965,132 2,910
CK Hutchison Holdings, Ltd. Class B 156,344 1,109
Compass Group PLC 455,883 10,348
Croda International PLC(Æ) 10,312 1,111
DCC PLC 9,242 776
Diageo PLC 145,759 7,347
Direct Line Insurance Group PLC 591,744 2,442
easyJet PLC(Æ) 186,280 1,571
Experian PLC 34,474 1,440
Ferguson PLC 4,011 631
GlaxoSmithKline PLC - ADR 111,802 2,474
Halma PLC 32,461 1,100
HSBC Holdings PLC 1,391,377 9,973
InterContinental Hotels Group PLC(Æ) 16,324 1,078
Intertek Group PLC 16,050 1,162
J Sainsbury PLC 3,266,462 12,823
John Wood Group PLC(Æ) 2,122,797 6,420
Johnson Matthey PLC 38,854 1,024
Kingfisher PLC 703,422 3,161
Land Securities Group PLC(ö) 213,373 2,281
Linde PLC 53,994 16,996
London Stock Exchange Group PLC 6,042 590
Marks & Spencer Group PLC(Æ) 517,558 1,533
Meggitt PLC(Æ) 11,943 120
National Grid PLC 84,582 1,236
Natwest Group PLC 1,723,073 5,675
Pearson PLC 62,098 516
Persimmon PLC Class A 94,908 3,082
Prudential PLC 95,423 1,605
Reckitt Benckiser Group PLC 69,713 5,654
RELX PLC 80,443 2,467
Rentokil Initial PLC 89,370 625
Schroders PLC 33,152 1,520
Segro PLC(ö) 143,633 2,520
Smith & Nephew PLC 245,860 4,177
Smiths Group PLC 33,668 710
Spirax-Sarco Engineering PLC 12,289 2,204
Standard Chartered PLC 1,388,124 10,161
Taylor Wimpey PLC 178,234 365
TechnipFMC PLC(Æ) 641,575 4,164
Tesco PLC 2,880,234 11,530
Travis Perkins PLC 382,692 7,740
Unilever PLC 180,394 9,171
Vodafone Group PLC 4,072,716 7,165
Wickes Group PLC 428,811 1,190
WPP PLC 408,873 6,384
243,283
United States - 1.6%
Abbott Laboratories 1,667 212
Accenture PLC Class A 42,355 14,975
Amdocs, Ltd. 113,562 8,618
Aon PLC Class A 41,476 11,465
Jackson Financial, Inc. Class A 1,040 40
James Hardie Industries PLC 98,037 3,292
Lululemon Athletica, Inc.(Æ) 11,843 3,953
MasterCard, Inc. Class A 1,606 621
Ovintiv, Inc. 55,295 2,141
Visa, Inc. Class A 1,936 438
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Willis Towers Watson PLC(Æ) 5,777 1,352
47,107
Virgin Islands, British - 0.0%
Fix Price Group, Ltd. - GDR 183,060 1,048
Total Common Stocks
(cost $2,121,784) 2,761,957
Preferred Stocks - 1.7%
Brazil - 0.4%
Banco Bradesco SA
4.890% (Ÿ) 2,123,573 9,118
Petroleo Brasileiro SA
16.511% (Ÿ) 443,640 2,703
11,821
Germany - 0.8%
Porsche Automobil Holding SE
2.765% (Ÿ) 25,922 2,406
Sartorius AG
0.183% (Ÿ) 12,540 6,713
Volkswagen AG
3.154% (Ÿ) 69,705 14,365
23,484
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.203% (Ÿ) 237,612 13,318
Taiwan - 0.0%
China Development Financial Holding
Corp.(Æ)
0.000% 841,114 285
Total Preferred Stocks
(cost $37,859) 48,908
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA (Æ)
2023 Warrants  28,062 29
Thailand - 0.0%
Minor International PCL (Æ)
2023 Warrants  16,941 2
Minor International PCL (Æ)
2024 Warrants  41,016 4
Minor International PCL (Æ)
2024 Warrants  15,353 2
8
Total Warrants and Rights
(cost $—) 37
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 95,738,180 (∞) 95,709
Total Short-Term Investments
(cost $95,709) 95,709

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.3%
(identified cost $2,255,352) 2,906,611
Other Assets and Liabilities, Net
- 1.7%
49,127
Net Assets - 100.0%
2,955,738

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.3%
ABN AMRO Bank NV 09/10/20 EUR 270,263 9 .42 2,545
4,344
Adyen NV 09/10/20 EUR 1,627 2,271 .04 3,695
3,318
Aena SME SA 03/17/20 EUR 2,813 107 .08 301
457
Amundi SA 02/26/19 EUR 71,702 64 .80 4,646
5,587
Cellnex Telecom SA 04/18/19 EUR 195,945 55 .44 10,863
8,936
CGN Power Co., Ltd. 09/11/20 HKD 1,529,212 0 .21 321
423
China Huarong Asset Management Co., Ltd. 03/26/21 HKD 16,079,000 0 .13 2,063
856
China International Capital Corp., Ltd. 01/05/22 HKD 938,400 2 .73 2,558
2,550
Covestro AG 03/17/20 EUR 163,416 36 .76 6,007
9,718
Delivery Hero SE 09/26/19 EUR 46,612 55 .15 2,571
3,560
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 1,609,142 2 .43 3,910
3,836
Hydro One, Ltd. 04/18/19 CAD 32,728 16 .10 527
846
ICICI Lombard General Insurance Co., Ltd. 08/22/19 INR 91,870 15 .21 1,397
1,697
InterGlobe Aviation, Ltd. 03/25/21 INR 159,866 25 .19 4,027
4,030
Longfor Group Holdings, Ltd. 01/18/19 HKD 1,540,000 4 .58 7,051
9,208
Meituan 01/13/20 HKD 456,976 28 .41 12,982
13,002
Midea Real Estate Holding, Ltd. 11/22/21 HKD 688,083 1 .75 1,204
1,018
Monde Nissin Corp. 06/22/21 PHP 5,684,800 0 .31 1,758
1,828
Moneta Money Bank AS 12/21/20 CZK 225,904 3 .11 702
975
Netmarble Corp. 04/28/20 KRW 4,996 76 .55 382
460
Nuvei Corp. 11/19/21 CAD 33,708 80 .31 2,707
2,054
Pirelli & C. SpA 04/28/20 EUR 162,449 3 .74 607
1,146
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0 .54 290
450
Reliance Industries, Ltd. 06/03/15 78,033 14 .13 1,102
5,036
Samsung Biologics Co., Ltd. 12/02/20 KRW 6,067 695 .31 4,218
3,735
Siemens Healthineers AG 12/21/20 EUR 17,361 50 .00 868
1,107
Sunac Services Holdings, Ltd. 11/03/20 HKD 1,899,953 0 .91 1,721
2,160
WH Group, Ltd. 10/26/15 HKD 2,859,858 0 .64 1,836
1,908
Zalando SE 09/10/20 EUR 44,539 92 .76 4,131 3,499
97,744
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 52 EUR 7,842 02/22
(181)
Australian Dollar Currency Futures 1,147 USD 81,145 03/22
(884)
British Pound Currency Futures 189 USD 15,894 03/22
299
CAC40 Euro Index Futures 285 EUR 19,940 02/22
(498)
Canadian Dollar Currency Futures 824 USD 64,886 03/22
(236)
DAX Index Futures 38 EUR 14,634 03/22
(44)
EURO STOXX 50 Index Futures 275 EUR 11,393 03/22
(94)
Eurodollar Currency Futures 60 USD 8,440 03/22
(60)
FTSE 100 Index Futures 91 GBP 6,731 03/22
215
FTSE/MIB Index Futures 35 EUR 4,684 03/22
66
IBEX 35 Index Futures 47 EUR 4,033 02/22
(114)
Japanese Yen Currency Futures 661 USD 71,875 03/22
(770)
New Zealand Dollar Currency Futures 45 USD 2,962 03/22
(98)
Norwegian Krone Currency Futures 93 USD 20,916 03/22
55
OMXS30 Index Futures 234 SEK 53,633 02/22
(92)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
S&P/TSX 60 Index Futures 166 CAD 42,393 03/22
466
SPI 200 Index Futures 283 AUD 48,591 03/22
(2,245)
TOPIX Index Futures 407 JPY 7,726,894 03/22 (2,553)
Short Positions
Hang Seng Index Futures 49 HKD 58,462 02/22
122
MSCI Emerging Markets Index Futures 62 USD 3,797 03/22
(5)
MSCI Singapore Index Futures 111 SGD 3,691 02/22
7
S&P 500 E-Mini Index Futures 482 USD 108,552 03/22
4,086
Swiss Franc Dollar Currency Futures 521 USD 70,459 03/22 430
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,128)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,487 $ — $ —
$ —
$ 2,487
Australia 6,649 57,085 —
—
63,734
Austria — 13,786 —
—
13,786
Belgium — 8,253 —
—
8,253
Brazil 26,929 361 —
—
27,290
Burkina Faso 2,006 2,360 —
—
4,366
Canada 155,956 — —
—
155,956
Chile 12,703 2,867 —
—
15,570
China 15,389 261,043 —
—
276,432
Cyprus — 113 —
—
113
Czech Republic — 2,044 —
—
2,044
Denmark — 31,975 —
—
31,975
Finland — 39,538 —
—
39,538
France — 191,881 —
—
191,881
Georgia — 633 —
—
633
Germany 1,424 94,915 —
—
96,339
Ghana — 2,971 —
—
2,971
Greece — 8,847 —
—
8,847
Hong Kong 13 63,658 —
—
63,671
Hungary — 3,455 —
—
3,455
India 3,585 98,271 —
—
101,856
Indonesia — 16,231 —
—
16,231
Ireland 15,860 23,027 —
—
38,887
Israel 280 4,424 —
—
4,704
Italy — 34,692 —
—
34,692
Japan — 372,343 —
—
372,343
Kazakhstan — 4,207 —
—
4,207
Kenya — 2,144 —
—
2,144
Luxembourg 904 18,652 —
—
19,556
Macao — 6,264 —
—
6,264

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Malaysia — 5,811 —
—
5,811
Mexico 29,274 — —
—
29,274
Netherlands 26,505 88,611 —
—
115,116
New Zealand — 9,261 —
—
9,261
Norway — 9,846 —
—
9,846
Philippines — 14,193 —
—
14,193
Poland — 15,576 —
—
15,576
Portugal — 286 —
—
286
Romania — 2,372 —
—
2,372
Russia 2,871 31,158 —
—
34,029
Singapore — 14,468 —
—
14,468
South Africa 7,149 13,180 —
—
20,329
South Korea 3,496 122,480 —
—
125,976
Spain — 39,102 —
—
39,102
Sweden — 38,754 —
—
38,754
Switzerland — 196,308 —
—
196,308
Taiwan 17,506 146,237 —
—
163,743
Thailand — 10,645 —
—
10,645
Turkey — 6,317 —
—
6,317
United Arab Emirates — 8,888 —
—
8,888
United Kingdom 4,164 239,119 —
—
243,283
United States 43,815 3,292 —
—
47,107
Virgin Islands, British — 1,048 —
—
1,048
Preferred Stocks 12,106 36,802 — — 48,908
Warrants and Rights 37 — — — 37
Short-Term Investments — — — 95,709 95,709
Total Investments 391,108 2,419,794 — 95,709 2,906,611
Other Financial Instruments
Assets
Futures Contracts 5,746) — — — 5,746
Liabilities
Futures Contracts (7,874) — — — (7,874)
Total Other Financial Instruments
*
$ (2,128) $ — $ — $ — $ (2,128)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
410,510
Consumer Staples ...................................................................
161,992
Energy ....................................................................................
166,300
Financial Services ...................................................................
744,344
Health Care .............................................................................
185,981
Materials and Processing ........................................................
326,344
Producer Durables ..................................................................
284,637
Technology ..............................................................................
358,868
Utilities ...................................................................................
122,981
Preferred Stocks
Consumer Discretionary ..........................................................
16,770
Energy ....................................................................................
2,703
Financial Services ...................................................................
9,403
Technology ..............................................................................
20,032
Warrants and Rights ....................................................................
37
Short-Term Investments ................................................................
95,709
Total Investments .................................................................... 2,906,611

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.3%
Australia - 5.0%
Atlas Arteria, Ltd. 767,163 3,570
Aurizon Holdings, Ltd. 923,476 2,317
Beach Energy, Ltd. 613,337 649
BHP Group, Ltd. 70,495 2,225
BHP Group, Ltd. - ADR 77,844 2,498
Fortescue Metals Group, Ltd. 410,567 5,813
Mineral Resources, Ltd. 59,078 2,340
Newcrest Mining, Ltd. 13,453 207
Perenti Global, Ltd. 373,105 204
Qube Holdings, Ltd. 476,895 985
Rio Tinto, Ltd. - ADR 9,048 719
Sandfire Resources, Ltd. 392,202 1,873
South32, Ltd. Class B 440,322 1,209
Sydney Airport(Æ) 354,384 2,172
Transurban Group - ADR(Æ) 1,546,165 13,661
Western Areas, Ltd.(Æ) 229,572 562
Woodside Petroleum, Ltd. 13,879 247
41,251
Austria - 0.3%
Mondi PLC 28,586 715
OMV AB 32,632 1,985
2,700
Bermuda - 0.1%
BW Energy, Ltd.(Æ) 182 —
China Water Affairs Group, Ltd. 415,320 486
Kunlun Energy Co., Ltd. 442,000 458
944
Brazil - 1.8%
Adecoagro SA(Æ) 179,457 1,454
CCR SA 497,810 1,219
Centrais Eletricas Brasileiras SA - ADR 39,766 263
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 261
Cia Energetica de Minas Gerais - ADR 133,673 337
Enauta Participacoes SA 103,542 297
Petroleo Brasileiro SA 500,931 3,327
Petroleo Brasileiro SA - ADR 55,488 741
Sao Martinho SA 194,006 1,342
Ultrapar Participacoes SA - ADR 99,189 284
Vale SA 273,810 4,169
Vale SA Class B - ADR 65,318 992
14,686
Canada - 5.5%
Agnico Eagle Mines, Ltd. 4,870 233
Anaergia, Inc.(Æ) 47,667 668
ARC Resources, Ltd. 111,946 1,311
Barrick Gold Corp. 42,872 821
Brookfield Infrastructure Corp. Class A 3,207 213
Canadian National Railway Co. 12,154 1,481
Canadian Natural Resources, Ltd. 9,372 477
Canadian Solar, Inc.(Æ) 80,692 2,258
Emera, Inc. 49,011 2,322
Enbridge, Inc. 169,989 7,186
Enerflex, Ltd. 88,543 501
First Quantum Minerals, Ltd. 87,319 2,151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Franco-Nevada Corp. Class T 9,445 1,249
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 764
Ivanhoe Mines, Ltd. Class A(Æ) 366,870 3,143
Kinross Gold Corp. 43,321 234
Kirkland Lake Gold, Ltd.(Æ) 7,318 276
Largo, Inc.(Æ) 100,814 842
Nutrien, Ltd. 42,695 2,982
Pembina Pipeline Corp. 211,583 6,718
Suncor Energy, Inc. 20,606 589
TC Energy Corp.(Æ) 118,569 6,123
Teck Resources, Ltd. Class B 33,272 1,028
Tricon Residential, Inc. 26,326 387
Vermilion Energy, Inc. 29,671 462
Westshore Terminals Investment Corp. 36,169 768
Wheaton Precious Metals Corp. 12,540 505
45,694
Chile - 0.4%
Antofagasta PLC 29,173 533
Sociedad Quimica y Minera de Chile
SA - ADR 50,582 2,739
3,272
China - 1.2%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 372,000 248
China Gas Holdings, Ltd. 979,255 1,662
China Merchants Port Holdings Co., Ltd. 402,231 742
China Resources Gas Group, Ltd. 98,001 490
COSCO SHIPPING Ports, Ltd. 409,093 327
ENN Energy Holdings, Ltd. 58,212 925
Guangdong Investment, Ltd. 1,088,845 1,550
Jiangsu Expressway Co., Ltd. Class H 2,044,321 2,138
Sungrow Power Supply Co., Ltd. Class A 14,900 269
Wilmar International, Ltd. 265,000 840
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 225,800 393
Zhejiang Expressway Co., Ltd. Class H 610,000 523
10,107
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 132
Cyprus - 0.1%
Ros Agro PLC - GDR 66,112 906
Denmark - 0.2%
Drilling Co. of 1972 A/S (The)(Æ) 14,410 563
Vestas Wind Systems A/S 35,070 943
1,506
Finland - 0.3%
Neste OYJ 22,833 1,025
Stora Enso OYJ Class R 20,738 422
UPM-Kymmene OYJ 25,554 931
2,378
France - 3.1%
Aeroports de Paris(Æ) 37,859 5,126
Eiffage SA 16,065 1,685

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Engie SA 66,577 1,020
Eramet SA 2,144 222
Gaztransport Et Technigaz SA 130 12
Getlink SE 347,329 5,478
Rubis SCA 59,332 1,914
Suez SA 37,980 847
Total SA 83,111 4,708
Veolia Environnement SA 12,373 448
Vilmorin & Cie SA 11,761 665
Vinci SA 32,254 3,528
25,653
Germany - 0.3%
E.ON SE 30,071 413
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,821 797
K+S AG 50,900 959
ThyssenKrupp AG - ADR(Æ) 8,043 81
2,250
Ghana - 1.0%
Kosmos Energy, Ltd.(Æ) 1,917,162 8,301
Hong Kong - 0.2%
China High Speed Transmission
Equipment Group Co., Ltd.(Æ) 769,000 534
CLP Holdings, Ltd. 102,560 1,025
Nine Dragons Paper Holdings, Ltd. 172,585 172
1,731
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC 244,503 2,130
India - 0.4%
Reliance Industries, Ltd. - GDR(Þ) 26,798 1,730
Vedanta, Ltd. - ADR(Š) 107,168 1,848
3,578
Ireland - 0.1%
Smurfit Kappa Group PLC 21,704 1,144
Israel - 0.4%
Equital, Ltd.(Æ) 7,253 318
ICL Group, Ltd. 80,378 727
Israel Corp., Ltd. (The)(Æ) 4,758 1,941
Naphtha Israel Petroleum Corp., Ltd.(Æ) 56,274 448
3,434
Italy - 1.6%
Atlantia SpA(Æ) 455,273 8,436
Enav SpA(Æ)(Þ) 181,901 836
Enel SpA 118,316 907
Eni SpA - ADR 54,039 810
Hera SpA 169,430 704
Infrastrutture Wireless Italiane SpA(Þ) 153,097 1,650
13,343
Japan - 0.8%
East Japan Railway Co. 4,600 263
Ebara Corp. 28,800 1,412
Hitachi Zosen Corp. 2,500 17
Inpex Corp. 110,800 1,112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Airport Terminal Co., Ltd.(Æ) 12,800 555
Japan Petroleum Exploration Co., Ltd. 21,500 511
JFE Holdings, Inc. 5,600 72
Kubota Corp. 15,000 322
Nippon Steel Corp. 30,000 487
Nittetsu Mining Co., Ltd. 4,500 252
Sumitomo Metal Mining Co., Ltd. 21,500 989
Takuma Co., Ltd. 14,600 187
West Japan Railway Co. 6,500 273
6,452
Jersey - 1.0%
Amcor PLC 109,223 1,312
Glencore PLC(Æ) 1,340,731 7,008
8,320
Luxembourg - 0.2%
ArcelorMittal SA(Æ) 37,979 1,133
Corp. America Airports SA(Æ) 98,028 535
1,668
Mexico - 1.7%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 17,742 954
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 8,851 1,216
Grupo Aeroportuario del Sureste SAB de
CV Class B 291,451 5,901
Grupo Aeroportuario del Sureste SAB de
CV - ADR 6,712 1,363
Grupo Mexico SAB de CV 837,528 3,597
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,011
14,042
Netherlands - 1.3%
OCI NV(Æ) 3,438 95
Shell PLC 441,224 11,195
11,290
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 805,122 3,811
Norway - 0.6%
Austevoll Seafood ASA 94,261 1,248
Borregaard ASA - ADR 22,679 532
BW Offshore, Ltd.(Æ) 50,269 154
DNO ASA 659,139 966
Equinor ASA Class N 67,053 1,847
4,747
Poland - 0.1%
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 1,019
Portugal - 0.3%
Galp Energia SGPS SA Class B 248,743 2,743
Russia - 1.8%
Gazprom Neft PJSC 172,926 1,121
Gazprom PJSC - ADR 413,977 3,618
Lukoil PJSC - ADR 38,257 3,431

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MMC Norilsk Nickel PJSC - ADR 64,876 1,844
Novatek PJSC - GDR 9,320 1,979
PhosAgro PJSC - GDR 46,973 953
Rosneft Oil Co. PJSC - GDR 97,843 734
Tatneft PJSC - ADR 40,548 1,576
15,256
South Africa - 0.5%
African Rainbow Minerals, Ltd. 30,572 452
AngloGold Ashanti, Ltd. - ADR 14,459 269
Gold Fields, Ltd. - ADR 23,465 249
Impala Platinum Holdings, Ltd. 80,501 1,233
Sasol, Ltd. - ADR(Æ) 32,379 726
Sibanye Stillwater, Ltd. 396,586 1,469
Thungela Resources, Ltd.(Æ) 7,364 44
4,442
South Korea - 0.2%
Korea Zinc Co., Ltd. 578 246
POSCO 3,313 749
Young Poong Corp. 760 393
1,388
Spain - 2.9%
Aena SME SA(Æ)(Þ) 86,949 14,111
Iberdrola SA 783,585 9,053
Repsol SA - ADR 91,585 1,160
24,324
Sweden - 0.2%
Svenska Cellulosa AB SCA Class B 94,077 1,637
Switzerland - 0.8%
Flughafen Zurich AG(Æ) 32,402 5,985
Gurit Holding AG 316 491
SIG Combibloc Group AG(Æ) 7,816 181
6,657
Thailand - 0.2%
PTT Exploration & Production PCL 231,000 901
PTT PCL 493,600 578
1,479
Turkey - 0.1%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 261,334 454
Ukraine - 0.0%
Kernel Holding SA 14,719 188
United Kingdom - 2.0%
Anglo American PLC 65,927 2,891
BP PLC 691,034 3,565
Central Asia Metals PLC 45,010 135
EnQuest PLC(Æ) 1,644,647 480
Ferrexpo PLC 225,133 748
Genuit Group PLC 36,210 281
Harbour Energy PLC(Æ) 24,648 119
John Wood Group PLC(Æ) 168,746 510
National Grid PLC 202,182 2,954
Scottish & Southern Energy PLC 154,519 3,301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Severn Trent PLC Class H 42,913 1,662
16,646
United States - 57.8%
Aemetis, Inc.(Æ) 42,078 386
AGCO Corp. 17,459 2,046
Agree Realty Corp.(ö) 67,254 4,397
Albemarle Corp. 3,893 859
Alexander & Baldwin, Inc.(ö) 20,622 473
Alexandria Real Estate Equities, Inc.(ö) 27,286 5,316
Alliant Energy Corp. 38,123 2,282
Ameresco, Inc. Class A(Æ) 30,091 1,523
American Campus Communities, Inc.(ö) 36,949 1,931
American Electric Power Co., Inc. 4,263 385
American Homes 4 Rent Class A(ö) 163,381 6,393
American Tower Corp.(ö) 7,057 1,775
American Water Works Co., Inc. 5,961 959
Americold Realty Trust(ö) 62,098 1,767
Apartment Income REIT Corp.(ö) 123,058 6,500
Apple Hospitality REIT, Inc.(ö) 163,226 2,633
Archer-Daniels-Midland Co. 6,233 467
Atmos Energy Corp. 12,061 1,293
AvalonBay Communities, Inc.(ö) 70,654 17,256
Avery Dennison Corp. 2,165 445
Boston Properties, Inc.(ö) 61,533 6,897
Brixmor Property Group, Inc.(ö) 34,729 881
Camden Property Trust(ö) 8,255 1,322
Centennial Resource Development, Inc.
Class A(Æ) 20,008 156
CenterPoint Energy, Inc. 74,571 2,115
Cheniere Energy, Inc. 73,417 8,215
Chevron Corp. 11,431 1,501
Civitas Resources, Inc. 12,673 691
Clean Energy Fuels Corp.(Æ) 282,459 1,715
CNX Resources Corp.(Æ) 22,415 332
ConocoPhillips Co. 13,303 1,179
Corteva, Inc. 21,042 1,012
Cousins Properties, Inc.(ö) 4,864 188
Crown Castle International Corp.(ö) 4,954 904
CSX Corp. 41,556 1,422
CubeSmart(ö) 15,152 769
CyrusOne, Inc.(ö) 27,136 2,438
Darling Ingredients, Inc.(Æ) 48,117 3,068
Deere & Co. 2,372 893
DiamondRock Hospitality Co.(Æ)(ö) 27,431 256
Digital Realty Trust, Inc.(ö) 88,476 13,203
Dominion Energy, Inc. 108,844 8,779
Douglas Emmett, Inc.(ö) 5,324 166
DT Midstream, Inc. 28,167 1,456
DTE Energy Co. 2,635 317
Duke Energy Corp. 39,330 4,132
Duke Realty Corp.(ö) 39,588 2,287
EastGroup Properties, Inc.(ö) 41,845 8,365
Edison International 2,654 167
Empire State Realty Trust, Inc. Class
A(ö) 119,418 1,065
Entergy Corp. 10,730 1,199
Enterprise Products Partners, LP 203,759 4,817
EOG Resources, Inc. 8,795 980
EPR Properties(ö) 25,642 1,127

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinix, Inc.(Æ)(ö) 19,892 14,420
Equity LifeStyle Properties, Inc. Class
A(ö) 30,624 2,398
Equity Residential(ö) 52,692 4,675
Essential Properties Realty Trust, Inc.(ö) 201,773 5,357
Essential Utilities, Inc. 3,220 157
Essex Property Trust, Inc.(ö) 9,185 3,054
Evergy, Inc. 12,229 794
Eversource Energy(Æ) 37,130 3,323
Exelon Corp. 63,213 3,663
Extra Space Storage, Inc.(ö) 69,523 13,779
Exxon Mobil Corp. 32,569 2,474
Farmland Partners, Inc.(ö) 34,149 389
Federal Realty Investment Trust(Æ) 2,601 332
First Industrial Realty Trust, Inc.(ö) 64,833 3,941
First Solar, Inc.(Æ) 8,213 644
FirstEnergy Corp. 49,914 2,094
Five Star Senior Living, Inc.(Æ) 33,402 98
FMC Corp. 7,889 871
Freeport-McMoRan, Inc. 89,952 3,348
Gaming and Leisure Properties, Inc.(ö) 44,116 1,993
GrafTech International, Ltd. 128,236 1,344
Green Plains, Inc.(Æ) 22,643 692
Halliburton Co. 31,579 971
Healthcare Realty Trust, Inc.(ö) 9,323 289
Healthpeak Properties, Inc.(ö) 65,661 2,322
Host Hotels & Resorts, Inc.(Æ)(ö) 56,029 972
Howard Hughes Corp. (The)(Æ) 18,101 1,743
Hudson Pacific Properties, Inc.(ö) 10,463 247
Hyatt Hotels Corp. Class A(Æ) 14,044 1,286
Independence Realty Trust, Inc.(ö) 133,005 3,058
Invitation Homes, Inc.(ö) 77,722 3,263
Iron Mountain, Inc.(ö) 13,139 603
JBG Smith Properties(ö) 22,802 625
Kilroy Realty Corp.(ö) 8,121 520
Kimco Realty Corp.(ö) 397,168 9,635
Kinder Morgan, Inc. 316,520 5,495
Kite Realty Group Trust(ö) 205,970 4,301
Lamar Advertising Co. Class A(ö) 34,884 3,864
Laredo Petroleum, Inc.(Æ) 11,510 773
Life Storage, Inc.(Æ)(ö) 72,259 9,751
Livent Corp.(Æ) 75,422 1,735
Macerich Co. (The)(ö) 11,901 197
Mack-Cali Realty Corp.(Æ)(ö) 26,987 445
Magellan Midstream Partners, LP 40,454 1,977
Magnolia Oil & Gas Corp.(Æ) 85,219 1,843
Medical Properties Trust, Inc.(ö) 279,132 6,353
MGM Growth Properties LLC Class A(ö) 45,327 1,762
Mid-America Apartment Communities,
Inc.(ö) 57,584 11,901
Montauk Renewables, Inc.(Æ) 25,360 274
Mosaic Co. (The) 84,335 3,369
National Retail Properties, Inc.(ö) 2,618 116
NETSTREIT Corp.(ö) 79,014 1,786
Newmont Corp. 16,312 998
NexPoint Residential Trust, Inc.(ö) 8,489 673
NextEra Energy, Inc. 189,521 14,806
NexTier Oilfield Solutions, Inc.(Æ) 92,913 559
NiSource, Inc. 31,808 928
Norfolk Southern Corp. 3,128 851
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nucor Corp. 4,414 448
Omega Healthcare Investors, Inc.(ö) 48,983 1,542
ONEOK, Inc. 11,060 671
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 8,554 212
Ovintiv, Inc. 9,708 376
Paramount Group, Inc.(ö) 37,793 328
Park Hotels & Resorts, Inc.(Æ)(ö) 116,679 2,124
Pebblebrook Hotel Trust(ö) 28,700 621
Phillips 66 640 54
Pinnacle West Capital Corp. 15,145 1,054
Pioneer Natural Resources Co. 3,888 851
PNM Resources, Inc. 17,363 778
Portland General Electric Co. 8,886 467
Prologis, Inc.(ö) 225,016 35,287
ProPetro Holding Corp.(Æ) 73,657 774
PS Business Parks, Inc.(ö) 3,276 547
Public Service Enterprise Group, Inc. 11,268 750
Public Storage(ö) 13,198 4,732
Rayonier, Inc.(ö) 12,312 450
Realty Income Corp.(ö) 32,547 2,259
Regal Beloit Corp. 3,044 482
Regency Centers Corp.(ö) 60,416 4,335
Renewable Energy Group, Inc.(Æ) 44,542 1,793
Republic Services, Inc. Class A 28,833 3,681
Retail Opportunity Investments Corp.(ö) 12,311 228
REX American Resources Corp.(Æ) 5,827 562
Rexford Industrial Realty, Inc.(ö) 39,322 2,877
Ryman Hospitality Properties, Inc.(Æ)(ö) 63,320 5,597
Safehold, Inc.(Æ) 2,644 164
SBA Communications Corp.(ö) 13,940 4,537
Sealed Air Corp. 3,575 243
Select Energy Services, Inc. Class A(Æ) 53,353 356
Sempra Energy 50,519 6,980
Simon Property Group, LP(ö) 121,288 17,854
SITE Centers Corp.(ö) 25,058 371
SL Green Realty Corp.(ö) 32,524 2,359
SolarEdge Technologies, Inc.(Æ) 4,775 1,138
Southern Co. (The) 16,442 1,143
Southwestern Energy Co.(Æ) 40,314 177
Spirit Realty Capital, Inc.(ö) 24,304 1,153
STAG Industrial, Inc.(ö) 97,045 4,147
STORE Capital Corp.(ö) 69,406 2,201
Sun Communities, Inc.(ö) 59,372 11,219
Sunrun, Inc.(Æ) 11,642 302
Sylvamo Corp.(Æ) 287 9
Talos Energy, Inc.(Æ) 49,527 527
Terreno Realty Corp.(ö) 14,094 1,054
UDR, Inc.(ö) 28,253 1,606
UGI Corp. 32,778 1,486
Union Pacific Corp. 4,120 1,008
Ventas, Inc.(ö) 67,872 3,599
VICI Properties, Inc.(ö) 112,250 3,213
Vornado Realty Trust(ö) 5,415 222
W&T Offshore, Inc.(Æ) 165,536 708
WEC Energy Group, Inc.(Æ) 7,874 764
Welltower, Inc.(ö) 173,768 15,054
Weyerhaeuser Co.(ö) 54,876 2,219
Williams Cos., Inc. (The) 46,843 1,402
WP Carey, Inc.(ö) 8,005 621

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xcel Energy, Inc. 76,957 5,361
Zurn Water Solutions Corp. 13,656 417
480,725
Total Common Stocks
(cost $609,351) 792,428
Preferred Stocks - 1.0%
Brazil - 0.7%
Bradespar SA
32.526% (Ÿ) 812,636 4,106
Petroleo Brasileiro SA
16.511% (Ÿ) 236,114 1,438
5,544
Russia - 0.3%
Surgutneftegas OJSC
22.516% (Ÿ) 1,385,000 669
Tatneft PJSC
12.412% (Ÿ) 281,695 1,641
2,310
Total Preferred Stocks
(cost $8,292) 7,854
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 24,121,701 (∞) 24,114
Total Short-Term Investments
(cost $24,115) 24,114
Total Investments - 99.2%
(identified cost $641,758) 824,396
Other Assets and Liabilities, Net
- 0.8%
6,966
Net Assets - 100.0%
831,362

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.2%
Aena SME SA 06/13/19 EUR 86,949 171 .45 14,909
14,111
Enav SpA 11/08/21 EUR 181,901 4 .97 905
836
Infrastrutture Wireless Italiane SpA 01/06/21 EUR 153,097 11 .61 1,778
1,650
Reliance Industries, Ltd. 02/24/21 INR 26,798 61 .62 1,651
1,730
18,327
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 84 USD 18,918 03/22 (519)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (519)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 2,225 $ 39,026 $ —
$ —
$ 41,251
Austria — 2,700 —
—
2,700
Bermuda — 944 —
—
944
Brazil 14,686 — —
—
14,686
Canada 45,694 — —
—
45,694
Chile 2,739 533 —
—
3,272
China — 10,107 —
—
10,107
Colombia 132 — —
—
132
Cyprus — 906 —
—
906
Denmark — 1,506 —
—
1,506
Finland — 2,378 —
—
2,378
France — 25,653 —
—
25,653
Germany — 2,250 —
—
2,250
Ghana 8,301 — —
—
8,301
Hong Kong — 1,731 —
—
1,731
Hungary — 2,130 —
—
2,130
India — 1,730 1,848
—
3,578
Ireland — 1,144 —
—
1,144
Israel — 3,434 —
—
3,434
Italy — 13,343 —
—
13,343
Japan — 6,452 —
—
6,452

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 97
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Jersey 1,312 7,008 —
—
8,320
Luxembourg 535 1,133 —
—
1,668
Mexico 14,042 — —
—
14,042
Netherlands 11,195 95 —
—
11,290
New Zealand — 3,811 —
—
3,811
Norway — 4,747 —
—
4,747
Poland — 1,019 —
—
1,019
Portugal — 2,743 —
—
2,743
Russia — 15,256 —
—
15,256
South Africa 518 3,924 —
—
4,442
South Korea — 1,388 —
—
1,388
Spain — 24,324 —
—
24,324
Sweden — 1,637 —
—
1,637
Switzerland — 6,657 —
—
6,657
Thailand — 1,479 —
—
1,479
Turkey — 454 —
—
454
Ukraine — 188 —
—
188
United Kingdom — 16,646 —
—
16,646
United States 480,725 — —
—
480,725
Preferred Stocks 5,544 2,310 — — 7,854
Short-Term Investments — — — 24,114 24,114
Total Investments 587,648 210,786 1,848 24,114 824,396
Other Financial Instruments
Liabilities
Futures Contracts (519) — — — (519)
Total Other Financial Instruments
*
$ (519) $ — $ — $ — $ (519)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,740
Consumer Staples ...................................................................
3,357
Energy ....................................................................................
103,998
Financial Services ...................................................................
336,192
Health Care .............................................................................
98
Materials and Processing ........................................................
98,136
Producer Durables ..................................................................
101,327
Technology ..............................................................................
3,327
Utilities ...................................................................................
144,253
Preferred Stocks
Energy ....................................................................................
3,748
Financial Services ...................................................................
4,106
Short-Term Investments ................................................................
24,114
Total Investments ....................................................................
824,396

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 86.1%
Asset-Backed Securities - 5.2%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 697 661
APIDOS CLO
Series 2019-31A Class CR
3.081% due 10/24/34 1,600 1,586
Barings CLO, Ltd.
Series 2021-1A Class D
2.241% due 10/15/36 2,000 2,001
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 857 839
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 68 70
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 120 120
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 461 455
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 391 410
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 196 200
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 931 960
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 596 599
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 144 141
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,419 1,370
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 868 906
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 708 717
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 407 410
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 534
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 670 671
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 883
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 229 240
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 174 181
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 311 316
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 353 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 860 837
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 515 496
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 322 319
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 439
Palmer Square CLO, Ltd.
Series 2012-3 Class E
1.000% due 01/15/35 (USD 3 Month
LIBOR + 6.150%)(Ê)(Þ) 500 498
Series 2018-2A
2.139% due 07/16/31 1,250 1,250
Palmer Square Loan Funding, Ltd.
Series 2021-4A
1.878% due 10/15/29 2,000 2,001
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 978 987
Santander Drive Auto Receivables Trust
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,113
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 428 431
SoFi Consumer Loan Program Trust
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 430
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,012
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 506
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 411
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 509
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 609
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,001
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 436
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 434
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 867
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 564
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 611
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 967
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 542 557
Series 2021-1A Class A2II
0.000% due 08/20/51 (Þ) 598 573

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 500 499
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 340 333
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 863 841
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 481 494
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.424% due 10/29/34 300 297
TCW Group, Inc. (The)
Series 2021-2A Class D
3.508% due 07/25/34 1,500 1,501
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 465 448
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 480 495
37,383
Corporate Bonds and Notes - 28.9%
3M Co.
3.250% due 02/14/24 312 324
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 333 326
Abbott Laboratories
4.750% due 11/30/36 241 294
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 532
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 350
5.125% due 03/01/30 (Þ) 1,053 1,031
AHP Health Partners Inc
5.750% due 07/15/29 (Þ) 186 183
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 229
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 354
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 300 304
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 497
Altria Group, Inc.
5.800% due 02/14/39 213 242
Amazon.com, Inc.
Series WI
2.800% due 08/22/24 310 319
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 325 393
5.500% due 04/20/26 (Þ) 892 913
5.750% due 04/20/29 (Þ) 343 351
American Finance Trust, Inc./American
Finance Operating Partner, LP
4.500% due 09/30/28 (Þ) 444 431
American Homes 4 Rent, LP
4.250% due 02/15/28 261 281
American Tower Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 06/15/23 324 331
Anthem, Inc.
4.850% due 08/15/54 261 313
Apache Corp.
5.100% due 09/01/40 140 147
4.750% due 04/15/43 118 119
5.350% due 07/01/49 583 611
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 (Þ) 482 459
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 275
Apple, Inc.
1.800% due 09/11/24 304 306
Applied Materials, Inc.
5.100% due 10/01/35 249 309
APX Group, Inc.
5.750% due 07/15/29 (Þ) 769 723
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 351
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 162 158
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 354
Ares Capital Corp.
3.250% due 07/15/25 156 159
Aretec Escrow Issuer, Inc.
7.500% due 04/01/29 (Þ) 299 305
AT&T, Inc.
Series WI
4.450% due 04/01/24 303 319
AvalonBay Communities, Inc.
Series GMTN
4.200% due 12/15/23 315 329
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 357
Avaya Holdings Corp.
2.250% due 06/15/23 359 367
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 314 321
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.750% due 07/15/27 (Þ) 200 206
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV
4.750% due 06/15/27 (Þ) 354 364
Ball Corp.
4.000% due 11/15/23 259 267
Bank of America Corp.
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 246
Bank of America NA
Series BKNT
6.000% due 10/15/36 233 305
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 775 790
4.875% due 06/01/28 (Þ) 462 438
6.250% due 02/15/29 (Þ) 623 527
5.250% due 02/15/31 (Þ) 1,059 843

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BCPE Ulysses Intermediate, Inc.
8.500% due 04/01/27 (Þ) 835 815
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 258 275
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 339 310
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 231
Series WI
0.950% due 02/15/24 332 327
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 147
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 447 428
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 195
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 446 438
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 931 971
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 441 439
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 421 430
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 357 357
Brown & Brown, Inc.
4.200% due 09/15/24 301 317
Buckeye Partners, LP
4.125% due 12/01/27 215 211
5.850% due 11/15/43 227 208
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 429 440
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 539 514
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 158 151
Capital One Financial Corp.
3.500% due 06/15/23 300 308
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 256 316
Carnival Corp.
5.750% due 03/01/27 (Þ) 1,073 1,029
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 734 717
Carvana Co.
5.625% due 10/01/25 (Þ) 244 231
CBL & Associates HoldCo II LLC
10.000% due 11/15/29 137 137
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 184 189
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 637
4.250% due 01/15/34 (Þ) 1,382 1,279
Series DMTN
5.000% due 02/01/28 (Þ) 157 159
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 249 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Centene Corp.
Series WI
4.625% due 12/15/29 418 435
CenturyLink, Inc.
Series P
7.600% due 09/15/39 11 11
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 290
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 435
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 362
Chevron Corp.
2.895% due 03/03/24 316 325
CHS/Community Health Systems, Inc.
6.125% due 04/01/30 (Þ) 340 324
5.250% due 05/15/30 (Þ) 200 199
4.750% due 02/15/31 (Þ) 294 281
CIT Group, Inc.
5.000% due 08/01/23 437 459
Citigroup, Inc.
6.125% due 08/25/36 237 306
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 700 732
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/27 (Þ) 67 67
7.750% due 04/15/28 (Þ) 327 339
7.500% due 06/01/29 (Þ) 510 528
Cleveland-Cliffs Inc.
6.250% due 10/01/40 130 136
CNH Industrial Capital LLC
1.950% due 07/02/23 329 330
Coca-Cola Co. (The)
2.900% due 05/25/27 295 309
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 301
3.625% due 10/01/31 (Þ) 272 237
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 289
6.250% due 07/01/25 (Þ) 502 519
8.125% due 07/01/27 (Þ) 507 546
Comcast Corp.
3.700% due 04/15/24 314 327
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 433 427
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 187 193
6.500% due 10/15/28 (Þ) 136 139
Consolidated Communications Holdings,
Inc.
5.000% due 10/01/28 (Þ) 517 501
Constellation Brands, Inc.
4.250% due 05/01/23 310 321
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 391 366
Continental Wind LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 02/28/33 (Þ) 176 199
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 470 450
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 323 314
Costco Wholesale Corp.
2.750% due 05/18/24 316 324
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 979 964
Covanta Holding Corp.
5.000% due 09/01/30 434 430
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 434 445
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,134
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 244
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 224 231
Crown Castle International Corp.
5.200% due 02/15/49 252 305
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 524
CrownRock, LP / CrownRock Finance,
Inc.
5.000% due 05/01/29 (Þ) 154 155
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 743 661
Curo Group Holdings Corp.
7.500% due 08/01/28 (Þ) 472 445
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 412 435
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 533 514
5.750% due 02/15/28 (Þ) 402 386
CyrusOne, LP / CyrusOne Finance Corp.
2.900% due 11/15/24 310 320
Danaher Corp.
4.375% due 09/15/45 271 313
DaVita, Inc.
4.625% due 06/01/30 (Þ) 228 222
DCP Midstream Operating, LP
5.600% due 04/01/44 210 244
Delek Logistics Partners, LP
Series WI
6.750% due 05/15/25 379 381
Delta Air Lines, Inc.
2.900% due 10/28/24 799 789
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 240 251
Diebold Nixdorf, Inc.
9.375% due 07/15/25 (Þ) 250 263
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,956
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 220 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 12/01/28 (Þ) 284 272
Series WI
5.875% due 11/15/24 100 101
7.750% due 07/01/26 213 219
7.375% due 07/01/28 225 217
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 881
Diversified Healthcare Trust
4.750% due 02/15/28 195 183
Domtar Corp.
6.750% due 02/15/44 448 387
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 241
Embarq Corp.
7.995% due 06/01/36 203 209
Emergent BioSolutions, Inc.
3.875% due 08/15/28 (Þ) 839 772
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 281
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.400% due 04/01/24 78 79
4.150% due 06/01/25 164 164
4.850% due 07/15/26 59 61
5.600% due 04/01/44 523 473
5.050% due 04/01/45 89 76
5.450% due 06/01/47 240 213
Enova International, Inc.
8.500% due 09/01/24 (Þ) 140 141
8.500% due 09/15/25 (Þ) 115 118
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 479 496
EPR Properties Co.
3.750% due 08/15/29 380 372
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 163 168
4.500% due 01/15/29 (Þ) 217 207
4.750% due 01/15/31 (Þ) 195 187
Series 30Y
6.500% due 07/15/48 324 348
Equities Corp.
7.000% due 02/01/30 129 154
Everi Holdings, Inc.
5.000% due 07/15/29 (Þ) 100 99
Exelon Generation Co. LLC
5.600% due 06/15/42 174 199
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 304 316
Fifth Third Bancorp
4.300% due 01/16/24 308 322
First Horizon Corp.
3.550% due 05/26/23 316 323
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 487 461
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,325 1,350

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series C
4.850% due 07/15/47 49 53
3.400% due 03/01/50 131 117
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 442 460
Ford Holdings LLC
9.300% due 03/01/30 308 414
Ford Motor Co.
4.346% due 12/08/26 799 829
4.750% due 01/15/43 349 357
5.291% due 12/08/46 340 373
Ford Motor Credit Co. LLC
3.021% due 03/06/24 900 1,043
3.664% due 09/08/24 625 631
4.687% due 06/09/25 868 902
4.134% due 08/04/25 200 205
4.542% due 08/01/26 540 562
4.125% due 08/17/27 327 335
5.113% due 05/03/29 806 863
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 388 380
Freeport-McMoRan, Inc.
5.400% due 11/14/34 695 803
5.450% due 03/15/43 92 108
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 650 643
6.000% due 01/15/30 (Þ) 153 148
FS KKR Capital Corp.
4.125% due 02/01/25 276 283
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 365
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 796
GE Capital Funding LLC
Series WI
4.550% due 05/15/32 251 284
General Electric Co.
Series MTNA
6.750% due 03/15/32 66 87
General Mills, Inc.
3.700% due 10/17/23 154 159
General Motors Co.
5.400% due 10/02/23 304 322
General Motors Financial Co., Inc.
4.150% due 06/19/23 320 330
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 421
6.500% due 10/01/25 711 696
8.000% due 01/15/27 367 369
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 429
Genworth Holdings, Inc.
4.800% due 02/15/24 55 56
6.500% due 06/15/34 251 251
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 238
Georgia Power Co.
5.400% due 06/01/40 58 69
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,135 1,195
Global Net Lease, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 12/15/27 (Þ) 368 354
Global Partners, LP / GLP Finance Corp.
Series WI
6.875% due 01/15/29 411 425
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 268
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 205 268
Golub Capital BDC, Inc.
3.375% due 04/15/24 312 317
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 461 443
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 501
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 454 441
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 189
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 275
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 968 1,008
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 465 448
Hawaiian Electric Industries, Inc.
5.750% due 01/20/26 (Þ) 559 572
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 456
HCA, Inc.
5.875% due 05/01/23 228 237
7.690% due 06/15/25 74 84
4.500% due 02/15/27 175 188
7.500% due 11/15/95 46 59
Hecla Mining Co.
7.250% due 02/15/28 750 802
Hertz Corp. (The)
5.000% due 12/01/29 (Þ) 424 408
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 12
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 589
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 363
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 299
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 242
Holdco LLC
6.625% due 10/15/29 (Þ) 251 246
Hologic, Inc.
4.625% due 02/01/28 (Þ) 345 358
Home Depot, Inc. (The)
2.500% due 04/15/27 311 317
Honeywell International, Inc.
3.350% due 12/01/23 320 331
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 363
Howmet Aerospace, Inc.
5.900% due 02/01/27 426 459
5.950% due 02/01/37 108 121
HSBC Holdings PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.200% due 07/15/97 173 282
Humana, Inc.
8.150% due 06/15/38 188 289
Huntington Bancshares, Inc.
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê)(Þ) 315 294
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 852
6.250% due 05/15/26 888 913
5.250% due 05/15/27 792 798
iHeartCommunications, Inc.
8.375% due 05/01/27 300 314
IHS Markit, Ltd.
4.125% due 08/01/23 339 341
International Business Machines Corp.
3.375% due 08/01/23 315 325
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 258
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 266
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 442
iStar, Inc.
4.250% due 08/01/25 248 246
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 911
Jazz Securities DAC
4.375% due 01/15/29 (Þ) 284 280
JBS Investments II GmbH
3.625% due 01/15/32 (Þ) 653 620
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.
6.750% due 02/15/28 (Þ) 1,043 1,112
6.500% due 04/15/29 (Þ) 1,299 1,408
5.500% due 01/15/30 (Þ) 668 708
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Š)(Æ) 281 —
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 609 604
JPMorgan Chase & Co.
3.797% due 07/23/24 (USD 3 Month
LIBOR + 0.890%)(Ê) 311 321
Kennedy-Wilson, Inc.
4.750% due 03/01/29 444 441
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 280
Kraft Heinz Foods Co.
6.875% due 01/26/39 248 336
7.125% due 08/01/39 (Þ) 311 439
5.000% due 06/04/42 257 293
Series WI
3.000% due 06/01/26 359 363
3.750% due 04/01/30 349 361
5.000% due 07/15/35 272 310
5.200% due 07/15/45 263 305
4.375% due 06/01/46 594 628
4.875% due 10/01/49 529 601
Kroger Co. (The)
3.850% due 08/01/23 301 310
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L Brands, Inc.
6.950% due 03/01/33 140 152
6.750% due 07/01/36 152 173
Series WI
6.875% due 11/01/35 465 535
Laboratory Corp. of America Holdings
3.250% due 09/01/24 308 318
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 252
Lamar Media Corp.
Series WI
3.750% due 02/15/28 462 451
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 445 439
Las Vegas Sands Corp.
3.200% due 08/08/24 279 282
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 1,002 1,040
5.125% due 07/15/29 (Þ) 735 721
Lennar Corp.
4.500% due 04/30/24 306 322
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 493 486
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 292
Loews Corp.
6.000% due 02/01/35 169 217
Lowe's Cos., Inc.
3.875% due 09/15/23 308 319
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 235
Macy's Retail Holdings, Inc.
4.300% due 02/15/43 218 181
Magic Mergeco, Inc.
5.250% due 05/01/28 (Þ) 131 126
7.875% due 05/01/29 (Þ) 23 21
Main Street Capital Corp.
5.200% due 05/01/24 174 182
Markel Corp.
5.000% due 04/05/46 161 191
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 308 322
Match Group, Inc.
4.625% due 06/01/28 (Þ) 432 427
Mattel, Inc.
6.200% due 10/01/40 47 58
Mauser Packaging Solutions Holding Co.
Series 144a
7.250% due 04/15/25 (Þ) 145 144
McDonald's Corp.
5.700% due 02/01/39 237 305
Merck & Co., Inc.
2.800% due 05/18/23 214 219
5.750% due 11/15/36 231 304
MGIC Investment Corp.
5.250% due 08/15/28 342 354
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 258 273
Mid-America Apartments, LP

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 06/15/24 313 326
Midas OpCo Holdings LLC
5.625% due 08/15/29 (Þ) 401 394
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 874 881
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 168
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 689
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 752 746
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 431 436
MIWD Holdco II LLC / MIWD Finance
Corp.
5.500% due 02/01/30 (Þ) 497 492
ModivCare, Inc.
5.000% due 10/01/29 (Þ) 259 251
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 183
3.875% due 11/15/30 (Þ) 455 449
3.875% due 05/15/32 (Þ) 750 724
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 240 242
MoneyGram International, Inc.
5.375% due 08/01/26 (Þ) 397 409
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 269
Mozart Debt Merger Sub, Inc.
5.250% due 10/01/29 (Þ) 469 456
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 357
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 352
Murphy Oil Corp.
6.375% due 07/15/28 272 281
7.050% due 05/01/29 107 114
4.750% due 09/15/29 348 353
5.875% due 12/01/42 67 64
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 766 786
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 367
Navient Corp.
5.000% due 03/15/27 243 235
Series MTN
5.625% due 08/01/33 79 71
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 982 1,011
Nestle Holdings, Inc.
0.375% due 01/15/24 (Þ) 330 323
Netflix, Inc.
5.875% due 02/15/25 320 352
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 459
9.750% due 07/15/28 (Þ) 575 605
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 373 369
Newell Brands, Inc.
4.200% due 04/01/26 745 780
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 04/01/36 76 89
5.500% due 04/01/46 47 55
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 220 232
News Corp.
3.875% due 05/15/29 (Þ) 455 437
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 704 715
Nielsen Holdings PLC
5.625% due 10/01/28 (Þ) 350 349
NIKE, Inc.
2.750% due 03/27/27 254 263
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 409 454
Nordstrom, Inc.
4.000% due 03/15/27 102 99
4.375% due 04/01/30 102 96
5.000% due 01/15/44 682 608
Northrop Grumman Corp.
3.250% due 08/01/23 320 329
Northwest Fibers, Inc.
4.750% due 04/30/27 (Þ) 244 232
6.000% due 02/15/28 (Þ) 241 227
10.750% due 06/01/28 (Þ) 501 544
Novelis Corp.
3.250% due 11/15/26 (Þ) 82 79
3.875% due 08/15/31 (Þ) 84 79
Occidental Petroleum Corp.
6.950% due 07/01/24 200 218
2.900% due 08/15/24 380 380
5.875% due 09/01/25 509 544
6.375% due 09/01/28 415 472
3.500% due 08/15/29 939 926
6.125% due 01/01/31 626 723
6.450% due 09/15/36 719 874
4.300% due 08/15/39 323 304
6.200% due 03/15/40 640 741
4.500% due 07/15/44 87 84
6.600% due 03/15/46 468 588
4.400% due 04/15/46 608 582
4.100% due 02/15/47 609 557
4.200% due 03/15/48 34 32
4.400% due 08/15/49 85 81
Oceaneering International, Inc.
4.650% due 11/15/24 258 260
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 238
Series 144a
4.250% due 10/01/28 (Þ) 466 445
OneMain Finance Corp.
5.375% due 11/15/29 221 224
Oracle Corp.
4.000% due 11/15/47 233 221
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 313
OT Merger Corp.
7.875% due 10/15/29 (Þ) 466 452
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 355
4.250% due 01/15/29 (Þ) 197 185

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 03/15/30 (Þ) 146 140
Ovintiv, Inc.
5.150% due 11/15/41 300 313
Owl Rock Capital Corp.
3.750% due 07/22/25 315 320
Pactiv LLC
7.950% due 12/15/25 200 215
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 572
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 266 239
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 545 432
PBF Logistics, LP / PBF Logistics
Finance Corp.
Series WI
6.875% due 05/15/23 398 391
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 106 107
Peninsula Pacific Entertainment LLC
8.500% due 11/15/27 (Þ) 229 246
PepsiCo, Inc.
Series 383
3.000% due 10/15/27 199 208
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 424 434
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 997
7.750% due 02/25/29 (Þ) 1,000 1,073
Pfizer, Inc.
3.000% due 06/15/23 316 325
PG&E Corp.
5.250% due 07/01/30 500 496
PIC AU Holdings LLC / PIC AU
Holdings Corp.
10.000% due 12/31/24 (Þ) 546 564
Pike Corp.
5.500% due 09/01/28 (Þ) 469 458
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 415 433
PNC Financial Services Group, Inc.
(The)
3.500% due 01/23/24 311 322
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 219 225
5.500% due 12/15/29 (Þ) 129 133
PRA Group, Inc.
5.000% due 10/01/29 (Þ) 800 790
Prime Security Services Borrower LLC /
Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 350 349
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 755
Progress Energy, Inc.
7.750% due 03/01/31 135 182
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 350 363
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 318
Radian Group, Inc.
4.500% due 10/01/24 237 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Radiate Holdco LLC
4.500% due 09/15/26 (Þ) 451 434
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 1,561 1,553
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 239 248
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 313 323
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 224 243
Regions Financial Corp.
7.375% due 12/10/37 183 262
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 559 574
Republic Services, Inc.
3.375% due 11/15/27 290 304
Retail Properties of America, Inc.
4.000% due 03/15/25 276 287
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 454 447
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 169
Rockcliff Energy II LLC
5.500% due 10/15/29 (Þ) 256 259
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 648
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 433 429
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 308 298
7.500% due 10/15/27 338 373
3.700% due 03/15/28 350 316
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 434 422
Safeway, Inc.
7.250% due 02/01/31 452 519
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 110
Series WI
3.244% due 10/05/26 149 152
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 367
Scientific Games International, Inc.
7.250% due 11/15/29 (Þ) 164 178
Scotts Miracle-Gro Co. (The)
Series WI
4.500% due 10/15/29 424 431
Seagate HDD Cayman
4.750% due 06/01/23 579 596
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 358
6.875% due 07/15/33 (Þ) 200 239
Service Properties Trust
4.500% due 06/15/23 477 469
4.650% due 03/15/24 273 265
7.500% due 09/15/25 375 395
4.950% due 02/15/27 73 68
5.500% due 12/15/27 186 184

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 01/15/28 77 68
4.950% due 10/01/29 109 98
4.375% due 02/15/30 122 105
Sherwin-Williams Co. (The)
3.450% due 06/01/27 278 293
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 315 321
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 357 358
Sirius XM Holdings, Inc.
3.125% due 09/01/26 (Þ) 562 539
3.875% due 09/01/31 (Þ) 627 580
Sonic Automotive, Inc.
4.625% due 11/15/29 (Þ) 220 215
4.875% due 11/15/31 (Þ) 126 122
Southeast Supply Header LLC
4.250% due 06/15/24 (Þ) 455 457
Southwestern Energy Co.
6.200% due 01/23/25 38 40
4.750% due 02/01/32 121 121
Spectra Energy Partners, LP
3.375% due 10/15/26 274 285
Spirit AeroSystems, Inc.
4.600% due 06/15/28 103 99
Sprint Capital Corp.
6.875% due 11/15/28 1,550 1,843
8.750% due 03/15/32 627 876
Sprint Corp.
7.625% due 03/01/26 269 308
Series WI
7.875% due 09/15/23 892 963
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 715
10.750% due 04/15/27 (Þ) 839 782
Starbucks Corp.
2.000% due 03/12/27 310 305
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 440 429
Series WI
4.750% due 03/15/25 141 144
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 366 348
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 153
Sugarhouse HSP Gaming Prop Mezz, LP
/ Sugarhouse HSP Gaming Finance
Corp.
5.875% due 05/15/25 (Þ) 583 582
Sylvamo Corp
7.000% due 09/01/29 (Þ) 559 573
Synchrony Financial
3.700% due 08/04/26 214 222
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 248
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 331 346
TCI Communications, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 02/15/26 144 175
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 256
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 357 354
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 502
6.125% due 10/01/28 (Þ) 350 351
6.875% due 11/15/31 139 150
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 754 796
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 458 472
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 281
Thermo Fisher Scientific, Inc.
0.797% due 10/18/23 87 86
3.650% due 12/15/25 227 242
Time Warner Cable LLC
6.750% due 06/15/39 202 258
Time Warner Entertainment Co., LP
8.375% due 07/15/33 214 298
T-Mobile USA, Inc.
2.625% due 04/15/26 457 448
4.750% due 02/01/28 138 143
Series WI
1.500% due 02/15/26 328 318
Townsquare Media, Inc.
6.875% due 02/01/26 (Þ) 583 605
TransDigm, Inc.
8.000% due 12/15/25 (Þ) 245 256
6.250% due 03/15/26 (Þ) 869 897
Transocean Guardian, Ltd.
5.875% due 01/15/24 (Þ) 46 44
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 47 46
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 392
7.500% due 01/15/26 (Þ) 202 156
8.000% due 02/01/27 (Þ) 326 246
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 1,073 1,108
Trinity Industries, Inc.
4.550% due 10/01/24 268 276
Triumph Group, Inc.
6.250% due 09/15/24 (Þ) 704 702
Series WI
7.750% due 08/15/25 1,329 1,316
Truist Financial Corp.
Series BKNT
3.689% due 08/02/24 (USD 3 Month
LIBOR + 0.735%)(Ê) 315 325
Twilio, Inc.
3.875% due 03/15/31 446 427
Tyson Foods, Inc.
4.875% due 08/15/34 265 312
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 236
Unifrax Escrow Issuer Corp.
7.500% due 09/30/29 (Þ) 198 192

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 193
Series 144a
4.375% due 04/15/26 (Þ) 187 186
United Rentals NA, Inc.
3.875% due 02/15/31 445 433
United States Steel Corp.
6.650% due 06/01/37 188 196
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.875% due 02/15/25 (Þ) 31 32
6.500% due 02/15/29 (Þ) 453 429
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 262
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 353 372
Unum Group
5.750% due 08/15/42 237 274
US Bancorp
3.700% due 01/30/24 313 327
US Foods, Inc.
4.750% due 02/15/29 (Þ) 448 440
Vector Group, Ltd.
5.750% due 02/01/29 (Þ) 433 400
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 236
4.125% due 08/15/31 (Þ) 269 271
3.875% due 11/01/33 (Þ) 470 465
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 1,184
Verizon Communications, Inc.
2.355% due 03/15/32 (Þ) 267 254
VICI Properties, LP / VICI Note Co., Inc.
4.125% due 08/15/30 (Þ) 354 355
Vistra Operations Co. LLC
5.000% due 07/31/27 (Þ) 443 446
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 302
Wachovia Corp.
5.500% due 08/01/35 255 310
Walt Disney Co. (The)
3.700% due 03/23/27 287 307
Warrior Met Coal, Inc.
7.875% due 12/01/28 (Þ) 299 315
Weatherford International, Ltd.
6.500% due 09/15/28 (Þ) 259 269
Webster Financial Corp.
4.100% due 03/25/29 254 273
Wells Fargo & Co.
5.950% due 08/26/36 243 312
3.900% due 05/01/45 264 287
Western Gas Partners, LP
5.500% due 08/15/48 25 28
Western Midstream Operating, LP
5.450% due 04/01/44 460 509
5.250% due 02/01/50 266 292
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 264
Whirlpool Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 01/20/35 250 249
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 359 362
Windstream Escrow LLC
7.750% due 08/15/28 (Þ) 368 371
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 436 419
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 198
Xerox Corp.
6.750% due 12/15/39 118 123
XPO CNW, Inc.
6.700% due 05/01/34 251 284
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 598 619
Yum! Brands, Inc.
3.625% due 03/15/31 458 433
6.875% due 11/15/37 92 108
Zions Bancorp NA
3.250% due 10/29/29 316 320
207,433
International Debt - 27.4%
1011778 B.C. Unltd. Liability Co. / New
Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 444
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 292
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 1,001
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 256
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 541
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 179 182
ADCB Finance Cayman, Ltd.
4.000% due 03/29/23 (Þ) 317 326
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ) 602 634
Adient Global Holdings Co.
4.875% due 08/15/26 (Þ) 1,299 1,308
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 228
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
4.125% due 07/03/23 314 323
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,669 868
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 285
Albion Finance, Ltd.
8.750% due 04/15/27 (Þ) 800 794
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 318 323
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 249

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alrosa Finance SA
4.650% due 04/09/24 (Þ) 312 318
AMC Entertainment Holdings, Inc.
10.500% due 04/24/26 (Þ) 414 438
ANZ New Zealand International, Ltd.
3.400% due 03/19/24 (Þ) 307 318
Apidos CLO XXXI
Series 2021-31A Class CR
2.141% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,141
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 94
0.750% due 07/09/30 (~)(Ê) 976 329
1.500% due 07/09/35 (~)(Ê) 1,418 438
3.875% due 01/09/38 (~)(Ê) 2,284 863
Aston Martin Capital Holdings, Ltd.
10.500% due 11/30/25 (Þ) 600 641
AstraZeneca PLC
0.300% due 05/26/23 333 330
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 371 365
Avation Capital SA
6.500% due 10/31/26 (Þ) 533 447
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 214 215
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,158
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 277
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 275
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 491 525
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 399
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 246
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 353
Banco Santander Chile
2.700% due 01/10/25 (Þ) 319 323
Banco Santander SA
2.749% due 12/03/30 331 312
Bancolombia SA
3.000% due 01/29/25 322 317
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 225
Bank of Montreal
0.400% due 09/15/23 335 330
Bank of New Zealand
3.500% due 02/20/24 (Þ) 224 233
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 263
Banque Centrale de Tunisie SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 01/30/25 1,032 797
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 305
Barclays PLC
4.950% due 01/10/47 241 288
Barings CLO, Ltd.
Series 2021-1A Class D
3.158% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 992
Bausch Health Cos., Inc.
5.250% due 01/30/30 (Þ) 154 124
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 310 320
3.375% due 10/08/24 (Þ) 292 301
BBVA Banco Continental SA
5.250% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(Þ) 315 329
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 300 314
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
2.404% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 993
Bharti Airtel International Netherlands
BV
5.125% due 03/11/23 (Þ) 307 317
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 305 321
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 307 320
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 496
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 263
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 350
BP Capital Markets PLC
2.750% due 05/10/23 315 321
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 525 534
Brookfield Finance, Inc.
4.700% due 09/20/47 236 276
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 438 452
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 305
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 286
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 299
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 500
Carlyle US CLO, Ltd.
Series 2021-8A Class D
3.337% due 10/15/34 (USD 3 Month
LIBOR + 3.200%)(Ê)(Þ) 1,650 1,650
Carnival Corp.
6.000% due 05/01/29 (Þ) 454 437
1.000% due 10/28/29 EUR 300 250
Series REGS
7.625% due 03/01/26 EUR 200 235
Cascades, Inc./Cascades US Inc.
5.125% due 01/15/26 (Þ) 421 426
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 249
CEZ AS
Series REGS
5.625% due 04/03/42 383 463
China Evergrande Group
9.500% due 03/29/24 (Ø)(Æ) 500 81
8.750% due 06/28/25 (Ø)(Æ) 346 55
Cifc Funding, Ltd.
Series 2021-4RA Class BR
2.544% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 500
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 501
CIFC LLC
Series 2021-2A Class CR
2.341% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,001
CNH Industrial NV
4.500% due 08/15/23 307 319
Colombia Government International
Bond
3.875% due 04/25/27 300 294
7.375% due 09/18/37 1,000 1,110
6.125% due 01/18/41 600 588
5.000% due 06/15/45 500 425
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 652
Commerzbank AG
8.125% due 09/19/23 (Þ) 370 402
Commonwealth Bank of Australia
4.316% due 01/10/48 (Þ) 281 310
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 881
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 727 741
Series 144a
5.625% due 10/15/28 (Þ) 995 936
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 416 449
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 378
Costa Rica Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 04/04/44 (Þ) 2,000 1,852
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 311
4.375% due 03/17/25 (Þ) 283 299
Credit Suisse Group AG
4.207% due 06/12/24 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 317 327
Series FXD
0.520% due 08/09/23 336 332
Danone SA
2.589% due 11/02/23 (Þ) 277 281
Danske Bank A/S
1.226% due 06/22/24 (Þ) 325 321
Deutsche Bank AG
3.700% due 05/30/24 258 267
4.500% due 04/01/25 555 578
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 469
Series 1254
4.100% due 01/13/26 255 269
Series E
0.962% due 11/08/23 331 327
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 312 316
Development Bank of Mongolia LLC
Series REGS
7.250% due 10/23/23 350 366
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 1,177 1,030
Diebold Nixdorf, Inc. BV
Series REGS
9.000% due 07/15/25 EUR 300 357
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,332
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 1,131
6.850% due 01/27/45 (Þ) 750 786
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 490
Ecopetrol SA
7.375% due 09/18/43 755 777
5.875% due 05/28/45 101 89
Ecuador Government International Bond
5.500% due 07/31/30 (~)(Ê)(Þ) 475 412
8.408% due 07/31/30 (Þ) 107 63
2.500% due 07/31/35 (~)(Ê)(Þ) 1,614 1,141
1.500% due 07/31/40 (~)(Ê)(Þ) 461 282
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 505
6.875% due 04/30/40 (Þ) 2,000 1,607
8.700% due 03/01/49 (Þ) 750 634
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 893
7.650% due 06/15/35 498 270

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 339 345
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 257 264
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 3.656%)(Ê)(ƒ) 534 557
Series .
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 5.702%)(Ê)(ƒ) 362 385
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 627
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 480
Enbridge, Inc.
3.700% due 07/15/27 167 176
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 257
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 311 322
Equinor ASA
2.650% due 01/15/24 316 323
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 207
Series REGS
7.125% due 02/11/25 2,711 2,747
8.450% due 08/10/28 402 417
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 753
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 207
Series REGS
3.375% due 08/05/26 200 206
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 271
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 479 481
7.500% due 04/01/25 (Þ) 175 179
6.875% due 03/01/26 (Þ) 366 378
Fly Leasing, Ltd.
Series 0005
5.250% due 10/15/24 378 348
Ford Motor Credit Co. LLC
1.744% due 07/19/24 EUR 200 225
2.330% due 11/25/25 EUR 242 279
2.386% due 02/17/26 EUR 525 606
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 414 428
Franshion Brilliant, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 403
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 280
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 1,221
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 444
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 627
10.750% due 10/14/30 (Þ) 250 267
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 335 331
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 319 329
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,988 1,865
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 456 452
Greenland Global Investment, Ltd.
6.125% due 04/22/23 802 641
5.875% due 07/03/24 457 358
Grifols Escrow Issuer SA
Series 144a
4.750% due 10/15/28 (Þ) 254 252
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 308 321
Gtlk Europe Captial DAC
4.800% due 02/26/28 200 177
Hana Bank
4.375% due 09/30/24 (Þ) 305 323
Heineken NV
2.750% due 04/01/23 (Þ) 322 327
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,003 1,039
HOM RE, Ltd.
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,400 1,413
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 506
HSBC Holdings PLC
6.500% due 05/02/36 228 299
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 200 201
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.983%)(Ê)(ƒ) 500 498
Huarong Finance 2019 Co., Ltd.
Series GMTN
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.979%)(Ê)(ƒ) 500 473
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 306 320
Indonesia Asahan Aluminium (Persero)
PT
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.757% due 11/15/48 200 235
ING Bank NV
5.800% due 09/25/23 (Þ) 307 326
ING Groep NV
4.100% due 10/02/23 316 329
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 1,034 843
International Airport Finance SA
Series REGS
12.000% due 03/15/33 766 823
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 200
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 571 595
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 277
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 446
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 750 718
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 471 484
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 208
7.375% due 10/10/47 1,500 1,472
Kaisa Group Holdings, Ltd.
10.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 3 Year + 15.718%)(Ê)(ƒ) 1,000 185
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 828
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 409
KCA Deutag UK Finance PLC
Series REGS
9.875% due 12/01/25 293 310
Kenya Government International Bond
8.250% due 02/28/48 200 192
Series REGS
6.875% due 06/24/24 1,000 1,060
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 1,322 990
Kookmin Bank
1.750% due 05/04/25 (Þ) 328 326
Kraft Heinz Foods Co.
2.000% due 06/30/23 EUR 250 287
1.500% due 05/24/24 EUR 300 345
4.125% due 07/01/27 GBP 700 1,013
2.250% due 05/25/28 EUR 403 479
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 690 683
LCM 28, Ltd.
Series 2018-28A Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
Lebanon Government International Bond
Series GMTN
6.200% due 02/26/25 (Ø) 500 52
Lloyds Banking Group PLC
4.650% due 03/24/26 283 305
3.369% due 12/14/46 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.500%)(Ê) 628 575
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 311 315
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 250
Magnum Holdings, Inc.
5.375% due 10/31/26 (Þ) 415 423
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 230
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 618
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 300 334
Mclaren Finance PLC
7.500% due 08/01/26 (Þ) 200 204
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 833
Meituan
2.125% due 10/28/25 (Þ) 276 260
Methanex Corp.
5.250% due 12/15/29 527 533
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 225 210
Mitsubishi HC Capital, Inc.
3.960% due 09/19/23 (Þ) 71 74
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/23 314 325
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 754 585
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 264
Mozambique International Bond
9.000% due 09/15/31 (~)(Ê)(Þ) 1,279 1,073
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 419
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 606 580
7.500% due 01/15/28 (Þ) 213 200
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 351 420
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ) 200 205
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 502
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
2.204% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 500
Series 2021-44A Class D
3.091% due 10/16/34 (USD 3 Month
LIBOR + 2.850%)(Ê)(Þ) 800 790
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 501
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 247 262
Nokia OYJ
4.375% due 06/12/27 424 439
6.625% due 05/15/39 14 18
Nomura Holdings, Inc.
1.653% due 07/14/26 333 320
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 314 325
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 331 324
Nutrien, Ltd.
1.900% due 05/13/23 328 330
NYACK Park CLO, Ltd.
Series 2021-1A Class D
2.924% due 10/20/34 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 1,500 1,487
Oaktree CLO, Ltd.
3.491% due 07/15/34 (~)(Ê)(Þ) 1,000 995
Series 2021-1A Class ER
6.751% due 07/15/34 (USD 3 Month
LIBOR + 6.510%)(Ê)(Þ) 250 245
OCP SA
Series REGS
4.500% due 10/22/25 343 356
6.875% due 04/25/44 200 223
6.875% due 04/25/44 326 363
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 249
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 500
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 1,071 1,146
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 203
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 EUR 310 337
5.375% due 10/01/29 EUR 170 178
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 613
5.625% due 01/17/28 500 520
6.500% due 03/08/47 500 475
6.750% due 01/17/48 600 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 524
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 357
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 451 441
OQ SAOC
Series REGS
5.125% due 05/06/28 645 649
Oschadbank Via SSB #1 PLC
7.293% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 700 599
9.625% due 03/20/25 (~)(Ê)(Þ) 254 234
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 307 322
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 215
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 1,700 1,545
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 1,100 994
Palmer Square CLO, Ltd.
Series 2021-4A Class D
3.086% due 10/15/34 (USD 3 Month
LIBOR + 2.950%)(Ê)(Þ) 2,450 2,429
Panasonic Corp.
2.679% due 07/19/24 (Þ) 318 324
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 645
Parkland Fuel Corp.
5.875% due 07/15/27 (Þ) 108 111
Perrigo Finance PLC
3.900% due 12/15/24 781 795
Pertamina Persero PT
Series REGS
6.450% due 05/30/44 2,300 2,793
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
5.250% due 10/24/42 440 458
6.250% due 01/25/49 245 287
Petrobras Global Finance BV
6.875% due 01/20/40 228 244
6.850% due 06/05/15 1,597 1,519
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø)(Æ) 1,000 36
Series REGS
6.000% due 05/16/24 (Ø)(Æ) 8,000 290
6.000% due 11/15/26 (Ø)(Æ) 3,986 145
5.500% due 04/12/37 (Ø)(Æ) 2,150 78
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 952 877
Petroleos Mexicanos
6.700% due 02/16/32 (Þ) 118 117
6.625% due 06/15/38 4,000 3,554
6.500% due 06/02/41 650 563
5.500% due 06/27/44 1,000 791

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.625% due 09/29/49 1,172 943
Series WI
5.625% due 01/23/46 1,000 788
6.750% due 09/21/47 1,137 976
7.690% due 01/23/50 1,800 1,668
6.950% due 01/28/60 1,050 899
Petronas Capital, Ltd.
Series REGS
4.550% due 04/21/50 1,000 1,184
Popular, Inc.
6.125% due 09/14/23 262 274
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 409
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 697
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 479
Prosus NV
3.680% due 01/21/30 (Þ) 254 248
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 498
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 375
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 495
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 305 321
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 211
Republic of Nigeria Government
International Bond
Series REGS
7.696% due 02/23/38 250 225
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 106 102
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 147 144
Rogers Communications, Inc.
4.100% due 10/01/23 316 327
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 626 610
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 483
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 293 314
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 226
Saka Energi Indonesia PT
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 05/05/24 1,072 1,044
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 148 156
4.796% due 11/15/24 (USD 3 Month
LIBOR + 1.570%)(Ê) 307 322
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,682
Series REGS
4.625% due 10/04/47 250 285
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 287
4.375% due 04/16/49 400 437
4.375% due 04/16/49 (Þ) 200 218
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 617
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 608
Scenery Journey, Ltd.
13.750% due 11/06/23 400 41
Seagate HDD Cayman
5.750% due 12/01/34 271 294
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 662
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 234
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 325 327
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 250
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 320 314
Sky, Ltd.
3.750% due 09/16/24 (Þ) 303 318
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 279
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 244
Series REGS
6.850% due 03/14/24 200 102
6.825% due 07/18/26 1,300 650
6.200% due 05/11/27 200 97
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 184
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 560
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 374
State Bank of India
4.875% due 04/17/24 (Þ) 262 277
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 627
Sumitomo Mitsui Banking Corp.
3.950% due 01/10/24 300 313
Sumitomo Mitsui Financial Group, Inc.
3.936% due 10/16/23 313 326
Sumitomo Mitsui Trust Bank, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.800% due 09/12/23 (Þ) 331 327
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 217 217
Sura Asset Management SA
4.375% due 04/11/27 (Þ) 246 257
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 500
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 500
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 305 319
TC Ziraat Bankasi AS
Series REGS
5.125% due 09/29/23 330 325
5.375% due 03/02/26 325 302
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 226
6.375% due 11/15/33 600 616
6.000% due 09/30/34 260 256
7.721% due 06/04/38 50 54
Telesat Canada / Telesat LLC
5.625% due 12/06/26 (Þ) 462 391
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 271
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 893 877
Toronto-Dominion Bank (The)
0.300% due 06/02/23 333 329
Total Capital International SA
3.700% due 01/15/24 308 321
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 260 266
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 529 536
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 487
Tsinghua Unic, Ltd.
6.500% due 01/31/28 (Ø)(Æ) 450 302
Turkey Government International Bond
7.375% due 02/05/25 600 612
5.875% due 06/26/31 1,000 873
6.750% due 05/30/40 1,000 867
4.875% due 04/16/43 500 360
6.625% due 02/17/45 2,000 1,687
5.750% due 05/11/47 700 536
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 292
6.125% due 05/03/24 627 623
5.750% due 07/06/26 249 234
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 146
Series REGS
7.253% due 03/15/33 1,700 1,424
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 652 590
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 1,517 1,447
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 325 319
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 205 235
Unilever Capital Corp.
0.375% due 09/14/23 334 329
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 900 891
Vale Overseas, Ltd.
6.250% due 08/10/26 263 301
Vale SA
5.625% due 09/11/42 861 983
Venture 33 CLO, Ltd.
2.521% due 07/15/31 (~)(Ê)(Þ) 1,000 994
Venture XX CLO, Ltd.
Series 2017-20A Class CR
3.119% due 04/15/27 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 250 250
Videotron, Ltd.
5.375% due 06/15/24 (Þ) 415 433
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 686 788
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 320 327
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ) 1,014 1,023
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 894 910
Woori Bank
4.750% due 04/30/24 (Þ) 307 325
YPF Energia Electrica SA
Series REGS
10.000% due 07/25/26 103 91
YPF SA
9.000% due 02/12/23 (~)(Ê)(Þ) 31 26
Series REGS
8.750% due 04/04/24 180 166
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 321 331
196,503
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
—
Mortgage-Backed Securities - 12.8%

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 168 167
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 1,016
Series 2017-BNK5 Class XA
Interest Only STRIP
1.217% due 06/15/60 (~)(Ê) 5,795 219
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 124
Series 2021-BN31 Class XA
Interest Only STRIP
1.000% due 02/15/54 (~)(Ê) 1,580 151
Benchmark Mortgage Trust
Series 2021-B23 Class XA
Interest Only STRIP
1.280% due 02/15/54 (~)(Ê) 1,953 170
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 801
BX Commercial Mortgage Trust
Series 2021-IRON Class E
2.500% due 02/15/38 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 577 577
BX Trust
Series 2022-VAMF Class F
3.359% due 01/15/39 (SOFR 30 Day
Average + 3.299%)(Ê)(Þ) 1,500 1,494
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 309
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 682
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIP
1.553% due 08/15/57 (~)(Ê) 2,783 249
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA
Interest Only STRIP
0.873% due 12/10/54 (~)(Ê) 15,849 468
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 99 100
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 636 640
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 179 181
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 500 499
CIM Commercial Trust Corp.
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 847 821
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 419 406
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 356 360
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 91 92
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 177 178
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 414 417
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 302
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 96
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 184
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 422
Series 2019-GC41 Class XA
Interest Only STRIP
1.188% due 08/10/56 (~)(Ê) 2,259 138
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 641 620
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 557 539
Commercial Mortgage Trust
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 146
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 250 230
Series 2016-CD1 Class XA
Interest Only STRIP
1.532% due 08/10/49 (~)(Ê) 7,105 345
Series 2017-COR2 Class XA
Interest Only STRIP
1.321% due 09/10/50 (~)(Ê) 4,978 272
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 95
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 894
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 987
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 330 330
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 353 363
Series 2016-C06 Class 1M2
4.418% due 04/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 447 461
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 677 685
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 163 165
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 602 609
Series 2018-R07 Class 1M2

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 293 294
Series 2019-R04 Class 2M2
2.268% due 06/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 34 34
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 290 291
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 695
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 143 142
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 467 470
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 123 124
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-DNA1 Class M2
1.968% due 07/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê) 752 757
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 571 579
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,000 1,014
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 459 463
Series 2021-DNA1 Class M2
1.879% due 01/25/51 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 1,000 1,002
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 1,008
FREMF Mortgage Trust
Series 2016-K57 Class D
1.309% due 08/25/49 (Þ) 1,450 1,102
Series 2016-K57 Class X2A
Interest Only STRIP
0.100% due 08/25/49 (Þ) 15,373 51
Series 2016-K57 Class X2B
Interest Only STRIP
0.100% due 08/25/49 (Þ) 3,675 14
Series 2016-K60 Class D
1.060% due 12/25/49 (Þ) 377 278
Series 2017-K64 Class D
1.063% due 05/25/50 (Þ) 8,693 6,384
Series 2019-KG01 Class C
6.217% due 05/25/29 (Þ) 400 245
Series 2019-KG01 Class X2A
Interest Only STRIP
0.100% due 04/25/29 (Þ) 5,103 21
Series 2019-KG01 Class X2B
Interest Only STRIP
0.100% due 05/25/29 (Þ) 570 3
FRR Re-REMIC Trust
Series 2018-C1 Class CK32
1.000% due 10/27/46 (~)(Ê)(Þ) 1,500 1,325
Series 2018-C1 Class CK43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 02/27/48 (~)(Ê)(Þ) 200 175
GAM LLC
Series 2021-WF1 Class A
5.000% due 12/30/26 (Š)(Þ) 5,490 5,490
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
2.435% due 10/27/28 (Þ) 415 372
0.000% due 11/29/50 (Þ) 1,500 1,179
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 594
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 871
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 1,157
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 617
Series 2021-FRR2 Class 2C
0.000% due 10/27/28 (Þ) 316 282
Series 2021-FRR2 Class A
0.000% due 10/27/28 (Þ) 312 265
Series 2021-FRR2 Class BK
0.000% due 10/27/28 (Þ) 266 190
Series 2021-FRR2 Class BK44
2.071% due 10/27/28 (Þ) 370 353
Series 2021-FRR2 Class C
0.000% due 10/27/28 (Þ) 316 274
Series 2021-FRR2 Class CK44
0.000% due 10/27/28 (Þ) 384 335
Series 2021-FRR2 Class CK49
1.079% due 10/27/28 (Þ) 313 286
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 559
Series 2022-FRR3 Class BK61
0.000% due 01/29/52 (Þ) 433 353
Series 2022-FRR3 Class BK89
0.000% due 01/29/52 (Þ) 472 341
Series 2022-FRR3 Class C728
0.000% due 01/29/52 (Þ) 246 222
Series 2022-FRR3 Class CK47
0.000% due 01/29/52 (Þ) 251 220
Series 2022-FRR3 Class CK61
0.000% due 01/29/52 (Þ) 304 236
Series 2022-FRR3 Class CK71
1.411% due 01/29/52 (~)(Ê)(Þ) 212 170
Series 2022-FRR3 Class CK89
0.000% due 01/29/52 (Þ) 247 169
Series 2022-FRR3 Class D728
0.000% due 01/29/52 (Þ) 246 215
Series 2022-FRR3 Class DK27
0.000% due 01/29/52 (Þ) 333 321
Series 2022-FRR3 Class DK41
0.000% due 01/29/52 (Þ) 199 177
Series 2022-FRR3 Class DK47
0.000% due 01/29/52 (Þ) 251 214
Series 2022-FRR3 Class EK27
0.000% due 01/29/52 (Þ) 83 80
Series 2022-FRR3 Class EK41
0.000% due 01/29/52 (Þ) 132 116
Goldman Sachs Mortgage Securities
Trust
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 948 955
GS Mortgage Securities Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 708
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 65
Series 2019-GC40 Class XA
Interest Only STRIP
1.231% due 07/10/52 (~)(Ê) 2,405 149
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 952 964
Series 2021-GSA3 Class E
2.250% due 12/15/54 (Þ) 1,500 1,094
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 1,000 968
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 894 867
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 393 376
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 771
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 933 904
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,147 1,111
GS Mortgage-Backed Securities Trust
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 499 470
Imperial Fund Mortgage Trust
Series 2021-NQM4 Class M1
3.446% due 01/25/57 (~)(Ê)(Þ) 1,500 1,480
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2021-MHC Class E
2.550% due 04/15/38 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 300 299
JPMorgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 953
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 128 128
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 774
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 902
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 257
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 430
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 89
Series 2015-C27 Class XA
Interest Only STRIP
1.306% due 02/15/48 (~)(Ê) 2,723 80
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 330
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 313
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 973
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 874 876
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 133 134
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 824 832
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 273 272
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 58 58
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 56 56
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 379 379
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 92 93
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 676 700
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 275 276
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 207 207
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 466 465
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 436 439
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 217 217
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 360 349
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 258 249
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 926 923
Mello Warehouse Securitization Trust
Series 2021-1 Class C
1.000% due 02/25/55 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 550 548
Merit 2020
Series 2022-MHIL Class F
3.309% due 01/15/27 (SOFR 30 Day
Average + 3.259%)(Ê)(Þ) 1,500 1,492
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,431
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 231
Series 2016-C29 Class XB
Interest Only STRIP
1.110% due 05/15/49 (~)(Ê) 7,710 290
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
Interest Only STRIP
4.193% due 09/15/47 (Þ) 125 6
Series 2017-HR2 Class XA
Interest Only STRIP
0.932% due 12/15/50 (~)(Ê) 2,999 111
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 335
Series 2019-H7 Class XA
Interest Only STRIP
1.464% due 07/15/52 (~)(Ê) 6,309 481
Series 2019-L3 Class XA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 5,547 238
Series 2021-L5 Class XA
Interest Only STRIP
1.425% due 04/15/31 1,508 136
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 115
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 167 167
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 299 297
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 279
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 71 70
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 1,188 1,197
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 121 121
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 1,963
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 73
Series 2012-C4 Class E
4.621% due 12/10/45 (~)(Ê)(Þ) 140 101
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 898 872
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 980
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 334 341
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 250 236
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.188% due 12/15/47 (~)(Ê) 4,418 101
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 509
Series 2017-C41 Class XA
Interest Only STRIP
1.366% due 11/15/50 (~)(Ê) 5,046 272
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 327
Series 2019-C52 Class XA
Interest Only STRIP
1.767% due 08/15/52 (~)(Ê) 2,120 194
Wells Fargo Mortgage Backed Securities
Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 26 26
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 206 206
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 332 334
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 849 824
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.546% due 01/27/45 (Þ) 210 199
WFRBS Commercial Mortgage Trust
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 727
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 851
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 290
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,865
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 181 175
92,079
Non-US Bonds - 11.6%
Accor SA
2.375% due 09/17/23 EUR 900 1,065
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 EUR 400 451
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 300 289
Air Canada Class A Pass-Through Trust
4.625% due 08/15/29 (Þ) CAD 177 138
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 EUR 335 369
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 408
ams AG
2.125% due 11/03/27 EUR 1,000 1,060
Anarafe SL
Series REGS
11.750% due 03/31/26 (Ê) EUR 479 646
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 EUR 160 177
5.000% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê) EUR 200 224
Argentine Republic Government
International Bond
Interest Only STRIP
12.169% due 12/15/35 (~)(Ê) EUR 40,000 238
Atlantia SpA
1.875% due 07/13/27 EUR 200 225
Autostrade Per L'Italia SpA
4.375% due 09/16/25 EUR 700 873
1.875% due 09/26/29 EUR 500 559
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 200 228
2.625% due 05/30/27 EUR 300 341

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banca Popolare di Sondrio SCPA
2.375% due 04/03/24 EUR 200 230
Banco de Sabadell SA
1.125% due 03/27/25 EUR 400 449
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 900 1,021
Bayer US Finance II LLC
3.750% due 07/01/74 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.550%)(Ê) EUR 995 1,154
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê) EUR 500 554
BCP V Modular Services Finance II PLC
Series REGS
4.750% due 11/30/28 EUR 265 285
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 300 365
Bertelsmann SE & Co. KGaA
3.000% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.639%)(Ê) EUR 200 229
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 200 234
Boparan Finance PLC
Series REGS
7.625% due 11/30/25 GBP 850 949
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/27 BRL 1,400 255
10.000% due 01/01/31 BRL 1,750 310
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 400 410
4.048% due 08/05/26 EUR 700 706
5.250% due 04/15/27 EUR 650 655
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.611%)(Ê) GBP 200 276
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 231
CGG SA
Series REGS
7.750% due 04/01/27 EUR 300 340
Chrome Holdco SASU
Series REGS
5.000% due 05/31/29 EUR 1,305 1,422
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 EUR 550 597
6.250% due 04/01/28 GBP 400 517
Commerzbank AG
4.000% due 03/23/26 EUR 287 350
Series eMTN
4.000% due 03/30/27 EUR 419 518
Constellation Automotive Financing PLC
Series REGS
4.875% due 07/15/27 GBP 460 577
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 300 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 209
Series REGS
4.875% due 08/28/25 GBP 275 367
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 824
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 354
Deutsche Bank AG
2.750% due 02/17/25 EUR 829 973
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 382
Deutsche Telekom AG
Series REGs
5.500% due 01/15/30 EUR 475 521
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 1,125 1,271
Dufry One BV
0.750% due 03/30/26 CHF 200 208
3.625% due 04/15/26 CHF 750 800
3.375% due 04/15/28 EUR 150 161
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 601
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.198%)(Ê)(ƒ) EUR 400 438
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.970%)(Ê)(ƒ) EUR 800 873
Series EMTn
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ) GBP 300 417
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 EUR 250 262
Esselunga SpA
0.875% due 10/25/23 EUR 300 340
1.875% due 10/25/27 EUR 360 418
Explorer II AS
3.375% due 02/24/25 EUR 450 470
Foodco Bondco SA
Series REGS
6.250% due 05/15/26 EUR 750 746
Galaxy Bidco, Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 412
GKN Holdings PLC
4.625% due 05/12/32 GBP 300 417
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 285 310
Heathrow Finance PLC
4.750% due 03/01/24 (~)(Ê) GBP 100 137
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 498
International Consolidated Airlines
Group SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 07/04/27 EUR 300 306
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 1,038
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ) EUR 200 239
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 171
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 EUR 401 439
La Banque Postale SA
3.000% due 06/09/28 EUR 600 729
Leonardo SpA
4.875% due 03/24/25 EUR 200 249
Maison Finco PLC
Series REGS
6.000% due 10/31/27 GBP 465 635
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 725
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 400 409
Marcolin SpA
Series REGS
6.125% due 11/15/26 EUR 300 335
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 448
3.250% due 07/10/27 GBP 300 409
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,030
8.500% due 05/31/29 MXN 8,500 433
Monitchem HoldCo 3 SA
Series REGS
5.250% due 03/15/25 EUR 300 341
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 EUR 1,000 1,078
NEW Areva Holding SA
4.875% due 09/23/24 EUR 250 306
NGG Finance PLC
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.141%)(Ê) EUR 400 449
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.532%)(Ê) EUR 1,075 1,196
Series GBP
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê) GBP 100 143
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 EUR 1,200 1,342
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 788
Nobian Finance BV
Series REGS
3.625% due 07/15/26 EUR 350 376
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 200 220
Novomatic AG
1.625% due 09/20/23 EUR 275 304
Orano SA
Series EMTN
3.125% due 03/20/23 EUR 300 344
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 200 245
6.250% due 12/14/26 GBP 580 839
5.375% due 10/01/29 GBP 1,000 1,385
Petroleos Mexicanos
3.750% due 02/21/24 EUR 150 173
3.750% due 04/16/26 EUR 100 112
4.875% due 02/21/28 EUR 350 393
Series 10.7
4.750% due 02/26/29 EUR 1,400 1,541
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 GBP 535 694
Renault SA
1.000% due 03/08/23 EUR 215 242
1.250% due 06/24/25 EUR 600 659
1.000% due 11/28/25 EUR 504 557
1.125% due 10/04/27 EUR 500 515
Renk AG
Series REGS
5.750% due 07/15/25 EUR 200 230
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 153
Series R186
10.500% due 12/21/26 ZAR 12,500 899
Rolls-Royce PLC
0.875% due 05/09/24 EUR 400 442
1.625% due 05/09/28 EUR 340 355
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 154
RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,373
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ) EUR 921 1,057
Sani/Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 362 411
Santander UK Group Holdings PLC
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 245 330
Schaeffler AG
1.875% due 03/26/24 EUR 499 570
2.875% due 03/26/27 EUR 200 239
Stonegate Pub Co. Financing PLC
8.000% due 07/13/25 GBP 200 274
Series REGS
5.750% due 07/31/25 (3 Month
EURIBOR + 5.750%)(Ê) EUR 100 112

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 07/31/25 GBP 100 139
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 EUR 991 1,177
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 800
TDC A/S
6.875% due 02/23/23 GBP 300 424
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 EUR 791 907
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 644
Telecom Italia SpA
7.750% due 01/24/33 EUR 364 533
5.250% due 03/17/55 EUR 400 467
Teollisuuden Voima OYJ
2.125% due 02/04/25 EUR 740 860
Teva Pharmaceutical Finance
Netherlands II BV
1.250% due 03/31/23 EUR 450 501
1.125% due 10/15/24 EUR 300 322
1.875% due 03/31/27 EUR 785 783
1.625% due 10/15/28 EUR 115 108
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 EUR 267 287
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 GBP 1,419 2,520
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 400 446
TVL Finance PLC
Series REGS
5.573% due 07/15/25 (SONIA +
5.377%)(Ê) GBP 250 324
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,465
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 322
3.625% due 02/15/28 EUR 300 314
4.625% due 08/15/28 EUR 300 325
Valeo SA
3.250% due 01/22/24 EUR 900 1,071
1.625% due 03/18/26 EUR 200 231
Series EMTn
1.500% due 06/18/25 EUR 400 461
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 1,025
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 456
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.750% due 09/15/24 GBP 600 800
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 375
4.500% due 07/15/31 GBP 250 319
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 582 808
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 748
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê) EUR 375 409
Wheel Bidco, Ltd.
Series REGS
6.750% due 07/15/26 GBP 374 494
ZF Europe Finance BV
1.250% due 10/23/23 EUR 500 563
2.000% due 02/23/26 EUR 500 554
3.000% due 10/23/29 EUR 200 222
83,429
United States Government Treasuries - 0.2%
United States Treasury Notes
1.250% due 05/15/50 1,250 1,017
Total Long-Term Fixed Income
Investments
(cost
$651,666
) 617,844
Common Stocks - 1.0%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.1%
Superior Energy Services, Inc.(Æ)(Š) 5,278
—
Tourmaline Oil Corp. 22,900
816
Tourmaline Oil Corp.(Æ)(Š) 255,236
201
1,017
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 8,723
—
Materials and Processing - 0.5%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,696
Producer Durables - 0.4%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas, S.L.(Æ) 2,318
—
Kelly Topco, Ltd.(Æ) 5,852
552
Real Alloy(Æ)(Š) 39
2,023
2,575
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $6,614) 7,288
Preferred Stocks - 0.5%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.5%
Sequa Corp.(Š)(Æ)
0.000% 3,375 3,375
Total Preferred Stocks
(cost $2,392) 3,375
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.(Æ)
2025 Warrants 675 47
Total Warrants and Rights
(cost $—) 47
Short-Term Investments - 9.9%
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 62 62
Argentine Republic Government
International Bond
1.500% due 07/09/22 (~)(Ê) 300 95
3.500% due 07/09/22 (~)(Ê) 2,600 928
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,489
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 87 38
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š) 16 7
China Evergrande Group
8.250% due 03/23/22 (Ø)(Æ) 250 46
Education Management LLC Term Loan
B
11.750% due 07/02/22 (~)(Ø)(Æ)
(Ê)(Š) 285 —
FirstEnergy Corp.
Series A
2.850% due 07/15/22 150 150
Ford Motor Credit Co. LLC
4.250% due 09/20/22 117 119
Series FXD
3.350% due 11/01/22 60 60
Huarong Finance 2017 Co., Ltd.
2.118% due 04/27/22 (USD 3 Month
LIBOR + 1.850%)(Ê) 461 460
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 (Ø)(Æ) 750 80
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.000% due 01/27/23 (Ø)(Æ) 230 24
Navient Corp.
5.500% due 01/25/23 380 388
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 334 142
Service Properties Trust
5.000% due 08/15/22 634 631
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 392 393
TransAlta Corp.
4.500% due 11/15/22 482 486
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 636
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (~)(Ê )(Ø)(Æ) EUR 1,400 —
Tsinghua Unic, Ltd.
5.375% due 01/31/23 (Ø)(Æ) 1,200 807
U.S. Cash Management Fund(@) 62,995,781(∞) 62,977
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 480 486
VTB Bank
Series REGS
6.950% due 10/17/22 200 200
YPF SA
7.000% due 01/01/23 (~)(Ê)(Þ) 195 101
9.000% due 01/01/23 (~)(Ê)(Þ) 62 37
Total Short-Term Investments
(cost $75,112) 70,842
Total Investments - 97.5%
(identified cost $735,784) 699,396
Other Assets and Liabilities,
Net - 2.5%
18,062
Net Assets - 100.0%
717,458

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
43.5%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.60 468
444
180 Medical, Inc. 09/30/21 300,000 100.00 300
292
7-Eleven, Inc. 01/05/22 333,000 98.88 329
326
ABN AMRO Bank NV 07/08/20 237,000 110.13 261
256
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.05 501
541
ACE Securities Corp. Mortgage Loan Trust 02/23/21 696,813 98.18 684
661
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
532
Adani Ports & Special Economic Zone, Ltd. 09/10/21 179,000 104.07 186
182
AdaptHealth LLC 01/28/21 368,000 102.38 377
350
AdaptHealth LLC 08/12/21 1,053,000 99.71 1,050
1,031
ADCB Finance Cayman, Ltd. 11/03/21 317,000 103.46 328
326
Adient Global Holdings Co. 11/08/21 1,299,000 101.73 1,322
1,308
AHP Health Partners Inc 08/16/21 186,000 100.82 188
183
Air Canada Class A Pass-Through Trust 07/27/21 CAD 177,000 79.60 141
138
Air Liquide Finance SA 01/03/20 282,000 100.37 283
285
Air Methods Corp. 12/09/19 282,000 74.26 209
229
Albion Finance, Ltd. 10/15/21 800,000 100.00 800
794
Alimentation Couche-Tard, Inc. 09/24/18 238,000 96.04 229
249
Alliance Data Systems Corp. 11/30/20 350,000 97.25 340
354
Alliance Resource Partners, LP 09/03/19 300,000 100.01 300
304
Alrosa Finance SA 11/03/21 312,000 105.63 330
318
Alta Equipment Group, Inc. 03/24/21 490,000 101.98 500
497
AMC Entertainment Holdings, Inc. 07/31/20 414,000 103.84 430
438
American Airlines Group, Inc. 12/07/20 325,000 112.43 365
393
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
913
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
351
American Finance Trust, Inc./American Finance Operating Partner, LP 01/12/22 444,000 99.53 442
431
ANZ New Zealand International, Ltd. 01/06/22 307,000 104.60 321
318
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,141
Apollo Commercial Real Estate Finance, Inc. 09/02/21 482,000 97.77 471
459
Apollo Management Holdings, LP 05/05/20 274,000 92.08 252
275
APX Group, Inc. 07/01/21 769,000 100.00 769
723
Aramark Services, Inc. 01/28/21 354,000 103.87 368
351
Arcosa, Inc. 03/31/21 162,000 100.00 162
158
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 103.48 374
354
Aretec Escrow Issuer, Inc. 04/01/21 299,000 100.00 299
305
Arroyo Mortgage Trust 05/12/20 168,177 97.07 163
167
Aston Martin Capital Holdings, Ltd. 05/06/21 600,000 108.64 652
641
ATS Automation Tooling Systems, Inc. 01/28/21 371,000 101.58 377
365
Avantor, Inc. 01/28/21 358,000 104.39 374
357
Avation Capital SA 11/15/21 532,575 84.77 451
447
Aviation Capital Group LLC 10/06/21 314,000 103.46 325
321
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 02/18/21 200,000 102.16 204
206
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 354,000 104.57 370
364
Babson CLO, Ltd. 11/27/18 214,355 100.07 215
215
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,158
Banco de Credito del Peru 12/05/19 269,000 101.91 274
277
Banco de Credito e Inversiones SA 10/25/19 269,000 101.52 273
275
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 96.48 227
246
Banco Santander Chile 01/04/22 319,000 102.25 326
323
Bangkok Bank PCL 09/24/18 169,000 123.32 208
225
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.03 127
124
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.22 1,058
1,016
Bank of New Zealand 01/06/22 224,000 104.52 234
233
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
992
Bausch Health Cos., Inc. 06/13/17 775,000 90.67 703
790
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
124
Bausch Health Cos., Inc. 11/18/20 1,059,000 96.48 1,022
843
Bausch Health Cos., Inc. 05/24/21 462,000 100.21 463
438
Bausch Health Cos., Inc. 05/27/21 623,000 98.02 611
527
Bayer US Finance II LLC 08/02/19 292,000 101.76 297
301
Bayer US Finance II LLC 07/15/21 310,000 105.42 327
320
BBVA Banco Continental SA 01/04/22 315,000 105.32 332
329
BBVA Bancomer SA 10/07/21 300,000 107.02 321
314
BCPE Ulysses Intermediate, Inc. 01/21/21 835,000 100.07 836
815
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
500
Berry Global, Inc. 07/22/19 224,000 103.96 233
231

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
993
Bharti Airtel International Netherlands BV 06/17/21 307,000 103.98 319
317
Bharti Airtel, Ltd. 09/13/21 305,000 107.77 329
321
Blackstone Mortgage Trust, Inc. 11/02/21 447,000 99.69 446
428
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
496
BMD2 Re-Remic Trust 02/03/21 892,000 88.92 793
801
BNP Paribas SA 05/14/20 243,000 105.60 257
263
Booz Allen Hamilton Holding Corp. 03/03/21 446,000 102.16 456
438
Boxer Parent Co., Inc. 05/14/20 931,000 103.78 966
971
Brazil Loan Trust 1 07/25/13 525,472 100.76 529
534
Brookfield Property REIT, Inc. 06/06/19 357,000 102.44 366
357
Brookfield Residential Properties, Inc. 03/15/21 438,000 103.63 454
452
Builders FirstSource, Inc. 03/03/21 429,000 106.28 456
440
BX Commercial Mortgage Trust 02/04/21 577,000 100.00 577
577
BX Trust 01/20/22 1,500,000 99.75 1,496
1,494
Cablevision Lightpath LLC 01/06/21 539,000 101.30 546
514
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
151
CALI Mortgage Trust 03/07/19 320,000 98.95 317
309
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.72 695
682
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
500
Carlyle Holdings II Finance LLC 05/04/21 256,000 127.01 325
316
Carlyle US CLO, Ltd. 08/24/21 1,650,000 100.00 1,650
1,650
Carnival Corp. 02/10/21 1,073,000 99.80 1,071
1,029
Carnival Corp. 10/19/21 454,000 100.00 454
437
Carriage Purchaser, Inc. 09/23/21 734,000 98.71 725
717
Carvana Co. 11/13/20 244,000 99.79 243
231
Cascades, Inc./Cascades US Inc. 01/12/22 421,000 103.33 435
426
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 157,000 103.55 163
159
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
637
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,382,000 100.66 1,388
1,279
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.28 246
249
Chase Home Lending Mortgage Trust 07/29/19 179,162 101.03 181
181
Chase Home Lending Mortgage Trust 10/30/19 99,446 100.82 100
100
Chase Home Lending Mortgage Trust 10/30/19 636,452 101.67 647
640
CHNGE Mortgage Trust 01/21/22 500,000 100.00 500
499
CHS/Community Health Systems, Inc. 01/26/21 294,000 100.00 294
281
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
324
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
199
Cifc Funding, Ltd. 12/20/21 500,000 100.00 500
500
CIFC Funding, Ltd. 03/27/19 500,000 99.75 499
501
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,001
CIM Commercial Trust Corp. 03/01/21 846,856 102.06 864
821
CIM Commercial Trust Corp. 03/29/21 418,966 100.42 421
406
CIM Trust 09/27/18 355,629 96.73 344
360
CIM Trust 03/22/19 91,304 101.49 93
92
CIM Trust 11/07/19 414,138 100 . 48 417
417
CIM Trust 11/07/19 177,361 100. 75 179
178
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.73 380
302
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.53 416
422
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.02 103
96
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.80 244
184
Citigroup Mortgage Loan Trust, Inc. 05/06/21 641,163 101.28 649
620
Citigroup Mortgage Loan Trust, Inc. 06/25/21 556,745 100.42 559
539
Clarios Global, LP / Clarios US Finance Co. 01/07/20 700,000 104.90 734
732
Clear Channel Worldwide Holdings, Inc. 08/09/19 67,000 100.00 67
67
Clear Channel Worldwide Holdings, Inc. 02/02/21 327,000 100.31 328
339
Clear Channel Worldwide Holdings, Inc. 05/17/21 510,000 101.41 517
528
CLI Funding VI LLC 03/23/21 857,000 100.25 859
839
Coinbase Global, Inc. 09/14/21 272,000 100.00 272
237
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
301
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
289
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
519
Colt Merger Sub, Inc. 06/19/20 507,000 99.03 502
546
Commercial Mortgage Trust 11/04/19 250,000 96.99 242
230
Commercial Mortgage Trust 01/21/20 160,000 96.99 155
146
Commerzbank AG 06/17/19 370,000 107.43 399
402
Commonbond Student Loan Trust 11/27/18 68,003 100.76 69
70
Commonbond Student Loan Trust 06/02/20 119,895 99.98 120
120

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Commonbond Student Loan Trust 03/10/21 460,987 100.00 461
455
Commonwealth Bank of Australia 06/17/21 281,000 117.83 331
310
Compass Group Diversified Holdings LLC 04/07/21 433,000 104.37 452
427
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 104.72 890
881
Consensus Cloud Solutions, Inc. 09/24/21 187,000 100.00 187
193
Consensus Cloud Solutions, Inc. 09/24/21 136,000 100.00 136
139
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
501
Consolidated Energy Finance SA 01/23/20 727,000 99.64 724
741
Consolidated Energy Finance SA 09/30/21 995,000 99.96 995
936
Constellation Merger Sub, Inc. 09/03/19 391,000 91.43 357
366
Continental Wind LLC 09/24/18 176,196 101.88 180
199
CoreLogic, Inc. 07/06/21 470,000 99.62 468
450
Coronado Finance Pty, Ltd. 05/04/21 416,000 99.10 412
449
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.90 352
378
Costa Rica Government International Bond 01/07/15 2,000,000 97.96 1,959
1,852
CoStar Group, Inc. 06/17/21 323,000 101.07 326
314
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC 11/22/21 979,000 100.00 979
964
CPI CG, Inc. 04/07/21 434,000 104.72 454
445
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,134
Credit Acceptance Corp. 05/08/20 242,000 92.01 223
244
Credit Agricole SA 06/10/20 283,000 106.93 303
299
Credit Agricole SA 01/28/21 301,000 106.32 320
311
Credit Suisse Group AG 01/04/22 317,000 103.94 330
327
CrownRock, LP / CrownRock Finance, Inc. 04/13/21 154,000 100.00 154
155
CSC Holdings LLC 07/06/21 743,000 99.13 737
661
Curo Group Holdings Corp. 08/16/21 472,000 99.50 470
445
Cushman & Wakefield U.S. Borrower LLC 03/15/21 412,000 107.56 443
435
CVR Energy, Inc. 01/10/20 402,000 100.00 402
386
CVR Energy, Inc. 01/10/20 533,000 99.88 532
514
Danone SA 10/24/19 277,000 100.65 279
281
Danske Bank A/S 01/28/21 325,000 100.98 328
321
DaVita, Inc. 11/13/20 228,000 104.67 239
222
DB Master Finance LLC 03/20/19 195,500 100.00 196
200
DB Master Finance LLC 03/20/19 391,000 100.00 391
410
DBWF Mortgage Trust 10/25/18 1,000,000 89.42 894
894
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 100.00 1,000
987
Deutsche Telekom International Finance BV 01/28/21 312,000 103.07 322
316
Diebold Nixdorf, Inc. 09/04/20 250,000 105.42 264
263
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.68 1,977
1,956
DISH DBS Corp. 11/10/21 220,000 100.00 220
213
DISH DBS Corp. 11/10/21 284,000 100.00 284
272
DKT Finance ApS 03/28/19 1,325,000 102.84 1,363
1,332
Dominican Republic Government International Bond 04/24/14 1,000,000 103.02 1,030
1,131
Dominican Republic Government International Bond 01/20/15 750,000 100.00 750
786
Domino's Pizza Master Issuer LLC 11/06/19 931,000 100.00 931
960
Domino's Pizza Master Issuer LLC 04/08/21 595,500 100.00 596
599
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.10 495
490
Ecuador Government International Bond 08/07/20 107,413 57.57 62
63
Ecuador Government International Bond 08/07/20 460,800 60.63 279
282
Ecuador Government International Bond 08/07/20 1,614,425 61.92 1,000
1,141
Ecuador Government International Bond 08/07/20 475,200 79.64 378
412
Egypt Government International Bond 03/02/15 2,000,000 100.56 2,011
1,607
Egypt Government International Bond 12/16/16 500,000 95.70 478
505
Egypt Government International Bond 04/05/19 750,000 105.24 789
634
Electricite de France SA 08/10/21 257,000 107.84 277
264
Electricite de France SA 09/03/21 339,000 104.43 354
345
ELFI Graduate Loan Program 06/18/20 143,794 99.97 144
141
Ellington Financial, Inc. 11/05/19 330,273 99.99 330
330
Emergent BioSolutions, Inc. 04/26/21 839,000 95.12 798
772
Enel Finance International NV 09/24/18 202,000 107.77 218
257
Eni SpA 08/05/21 311,000 105.18 327
322
Enova International, Inc. 10/04/17 140,000 100.29 140
141
Enova International, Inc. 10/24/19 115,000 94.91 109
118
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
168
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
207
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
187
Ethiopia Government International Bond 12/04/14 1,000,000 100.03 1,000
753
Everi Holdings, Inc. 06/30/21 100,000 100.00 100
99

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 292,805 99.87 292
294
Fannie Mae Connecticut Avenue Securities Trust 01/24/20 33,999 100.78 34
34
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 289,933 96.86 281
291
Fannie Mae Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
695
First Quantum Minerals, Ltd. 03/16/17 479,000 100.55 482
481
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
378
First Quantum Minerals, Ltd. 11/07/19 175,000 99.52 174
179
First Student Bidco, Inc. 07/13/21 487,000 100.00 487
461
FirstEnergy Transmission LLC 11/01/21 442,000 107.72 476
460
Flagstar Mortgage Trust 10/24/18 466,725 103.26 482
470
Flagstar Mortgage Trust 06/03/19 122,545 102.93 126
124
Flagstar Mortgage Trust 02/04/21 142,964 102.90 147
142
Forestar Group, Inc. 05/12/21 388,000 100.72 391
380
Fortescue Metals Group, Ltd. 03/15/21 414,000 105.93 439
428
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.91 999
1,014
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 458,928 100.00 459
463
Freddie Mac Structured Agency Credit Risk Debt Notes 02/01/21 1,000,000 99.88 999
1,002
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
1,008
FREMF Mortgage Trust 03/24/21 15,372,978 0. 38 58
51
FREMF Mortgage Trust 03/24/21 3,675,088 0.4 2 15
14
FREMF Mortgage Trust 03/24/21 1,450,103 71.42 1,036
1,102
FREMF Mortgage Trust 05/10/21 5,102,673 0.42 21
21
FREMF Mortgage Trust 05/10/21 570,000 0.52 3
3
FREMF Mortgage Trust 05/10/21 400,000 62.49 250
245
FREMF Mortgage Trust 10/25/21 8,693,000 74.83 6,505
6,384
FREMF Mortgage Trust 11/03/21 377,000 75.72 285
278
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 102.71 270
280
Frontier Communications Corp. 11/19/20 650,000 100.00 650
643
Frontier Communications Corp. 10/05/21 153,000 100.00 153
148
FRR Re-REMIC Trust 06/10/21 1,500,000 93.70 1,405
1,325
FRR Re-REMIC Trust 09/29/21 200,000 89.13 178
175
GAM LLC 12/21/21 5,489,570 100.00 5,490
5,490
GAM Re-REMIC Trust 04/01/21 1,258 ,000 11 3 . 82 1,002
871
GAM Re-REMIC Trust 04/01/21 837 ,000 11 9 . 68 2,434
594
GAM Re-REMIC Trust 04/01/21 905,000 115.10 1,042
617
GAM Re-REMIC Trust 11/04/21 1,210,000 83.64 1,019
1,011
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
372
GAM Re-REMIC Trust 11/04/21 370,000 96.33 356
353
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
335
GAM Re-REMIC Trust 11/04/21 313,000 92.25 289
286
GAM Re-REMIC Trust 01/25/22 1,500 ,000 7 7 . 25 1,159
1,157
GAM Re-REMIC Trust 01/25/22 1,500 ,000 78. 77 1,181
1,179
GAM Re-REMIC Trust 01/28/22 3,197,000 84.99 2,664
2,664
GAM Re-REMIC Trust 01/28/22 212,000 80.41 170
170
GAM Re-REMIC Trust 01/28/22 635,000 88.10 559
559
Gartner, Inc. 02/18/21 358,000 105.69 378
365
Gates Global LLC / Gates Corp. 11/20/19 771,000 99.05 764
796
Genting New York LLC 10/05/21 441,000 100.10 441
429
Genworth Mortgage Holdings, Inc. 11/13/20 225,000 105.34 237
238
Getty Images, Inc. 11/17/21 1,135,000 105.88 1,202
1,195
GFL Environmental, Inc. 10/12/21 458,000 101.47 465
444
Ghana Government International Bond 03/02/15 700,000 99.39 696
627
Ghana Government International Bond 10/07/15 250,000 100.00 250
267
Glencore Funding LLC 12/20/21 319,000 103.81 331
329
Global Aircraft Leasing Co., Ltd. 07/26/19 1,987,527 94.84 1,885
1,865
Global Net Lease, Inc. 01/28/21 368,000 101.76 374
354
goeasy, Ltd. 05/12/21 456,000 101.28 462
452
Goldman Sachs Mortgage Securities Trust 08/01/19 948,247 106.07 1,006
955
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,418,970 99.95 1,418
1,370
Graphic Packaging International LLC 07/06/21 461,000 101.30 467
443
Gray Television, Inc. 10/26/21 508,000 100.00 508
501
Grifols Escrow Issuer SA 09/28/21 254,000 100.00 254
252
GrubHub, Inc. 10/12/21 454,000 103.16 468
441
Grupo Bimbo SAB de CV 11/03/21 308,000 105.97 326
321
GS Mortgage Securities Trust 10/30/18 800,000 70.33 563
708
GS Mortgage Securities Trust 04/15/19 90,000 82.47 74
65
GS Mortgage Securities Trust 03/12/21 894,114 101.46 907
867
GS Mortgage Securities Trust 05/14/21 393,385 96.59 380
376

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GS Mortgage Securities Trust 06/03/21 951,807 104.04 990
964
GS Mortgage Securities Trust 06/15/21 800,000 100. 9 6 808
771
GS Mortgage Securities Trust 06/15/21 932,643 100. 55 938
904
GS Mortgage Securities Trust 09/22/21 1,147,277 100.93 1,158
1,111
GS Mortgage Securities Trust 12/16/21 1,500,000 74.62 1,119
1,094
GS Mortgage Securities Trust 01/10/22 1,000,000 97.36 974
968
GS Mortgage-Backed Securities Trust 12/06/21 498,854 96.31 480
470
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
189
Hadrian Merger Sub, Inc. 10/25/19 270,000 98.78 267
275
Hana Bank 01/04/22 305,000 107.12 327
323
Harvest Midstream I, LP 08/05/20 968,000 103.59 1,003
1,008
Hat Holdings I LLC 07/06/21 465,000 101.21 471
448
Hawaiian Electric Industries, Inc. 01/28/21 559,000 99.55 556
572
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
456
Heineken NV 10/06/21 322,000 102.52 330
327
Helios Issuer LLC 10/26/18 707,536 99.98 707
717
Helios Issuer LLC 10/26/18 867,503 99.98 867
906
Helios Issuer LLC 06/15/20 406,650 99.99 407
410
Hertz Corp. (The) 11/29/21 424,000 98.28 417
408
Highlands Holdings Bond Issuer, Ltd. 11/30/20 1,003,325 102.94 1,033
1,039
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/13/19 568,000 101.02 574
589
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 107.96 371
363
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
299
Holdco LLC 09/30/21 251,000 100.00 251
246
Hologic, Inc. 01/28/21 345,000 105.98 366
358
HOM RE, Ltd. 01/28/21 1,400,000 100.00 1,400
1,413
Howard Hughes Corp. (The) 02/18/21 356,000 105.89 377
363
Huntington Bancshares, Inc. 01/28/21 315,000 100.41 316
294
ICICI Bank, Ltd. 09/13/21 306,000 108.64 332
320
Imperial Fund Mortgage Trust 11/19/21 1,500,000 100.00 1,500
1,480
ING Bank NV 12/21/21 307,000 107.33 329
326
Intesa Sanpaolo SpA 10/14/16 571,000 96.34 552
595
Intesa Sanpaolo SpA 09/02/21 290,000 104.59 303
277
Intrado Corp. 12/13/17 264,000 98.82 261
258
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
446
IQVIA, Inc. 12/09/19 260,000 104.40 271
266
Iron Mountain, Inc. 05/12/21 448,000 101.88 456
442
Ithaca Energy North Sea PLC 08/16/21 471,000 100.06 471
484
ITT Holdings LLC 06/23/21 950,000 99.97 950
911
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
534
Jazz Securities DAC 04/22/21 284,000 100.00 284
280
JBS Investments II GmbH 06/08/21 653,000 98.97 646
620
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,112
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 04/01/19 1,299,000 100.80 1,309
1,408
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
708
Jefferson Capital Holdings LLC 07/28/21 609,000 100.73 613
604
JPMorgan Chase Commercial Mortgage Securities Trust 04/01/21 300,000 100.00 300
299
JPMorgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 86.32 863
902
JPMorgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.70 967
953
JPMorgan Commercial Mortgage Securities Trust 01/23/19 128,494 99.32 128
128
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.22 334
330
JPMorgan Commercial Mortgage Securities Trust 04/23/19 950,000 96.11 913
774
JPMorgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.71 297
257
JPMorgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
313
JPMorgan Commercial Mortgage Securities Trust 09/12/19 50 0,000 9 4 . 9 5 475
430
JPMorgan Commercial Mortgage Securities Trust 09/12/19 1 10,000 88 . 3 5 97
89
JPMorgan Mortgage Trust 12/06/18 824,060 89.98 741
832
JPMorgan Mortgage Trust 01/18/19 57,711 99.95 58
58
JPMorgan Mortgage Trust 03/22/19 55,789 101.14 56
56
JPMorgan Mortgage Trust 07/25/19 874,058 98.26 859
876
JPMorgan Mortgage Trust 01/24/20 207,443 10 2 . 1 0 212
207
JPMorgan Mortgage Trust 01/24/20 465,797 10 4 . 34 486
465
JPMorgan Mortgage Trust 01/28/20 91,847 10 1 . 76 93
93
JPMorgan Mortgage Trust 01/28/20 275,299 10 4 . 19 287
276
JPMorgan Mortgage Trust 01/30/20 379,231 101.11 383
379
JPMorgan Mortgage Trust 07/15/20 676,171 103.94 703
700
JPMorgan Mortgage Trust 07/21/20 435,693 107.10 467
439
JPMorgan Mortgage Trust 08/20/20 273,031 105.57 288
272

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 10/28/20 216,816 103.22 224
217
JPMorgan Mortgage Trust 11/10/20 133,075 102.88 137
134
JPMorgan Mortgage Trust 01/19/21 359,750 103.39 372
349
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.75 998
973
JPMorgan Mortgage Trust 05/21/21 257,579 101.04 260
249
Kookmin Bank 01/06/22 328,000 100.58 330
326
Kraft Heinz Foods Co. 06/15/20 311,000 125.36 390
439
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.12 251
252
Lamb Weston Holdings, Inc. 11/02/21 445,000 100.27 446
439
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 1,002,000 103.14 1,034
1,040
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
721
Live Nation Entertainment, Inc. 04/08/20 493,000 98.46 485
486
LPL Holdings, Inc. 11/12/20 231,000 102.28 236
235
Lukoil International Finance BV 07/08/21 311,000 104.27 324
315
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
250
Magic Mergeco, Inc. 04/09/21 131,000 100.00 131
126
Magic Mergeco, Inc. 04/09/21 23,000 100.00 23
21
Magnum Holdings, Inc. 10/27/21 415,000 100.00 415
423
Marks & Spencer PLC 09/27/18 204,000 108.42 221
230
Marlette Funding Trust 11/06/18 669,980 99.99 670
671
Marlette Funding Trust 04/26/21 900,000 99.98 900
883
Match Group, Inc. 03/03/21 432,000 103.76 448
427
Mattamy Group Corp. 04/29/20 627,000 90.52 568
618
Mauser Packaging Solutions Holding Co. 04/15/21 145,000 97.72 142
144
Mclaren Finance PLC 09/02/21 200,000 100.70 201
204
MEG Energy Corp. 01/16/20 800,000 94.31 754
833
Meituan 01/05/21 276,000 101.60 280
260
Mello Mortgage Capital Acceptance 01/24/20 926,047 105.19 974
923
Mello Warehouse Securitization Trust 01/29/21 550,000 100.00 550
548
Merit 2020 01/07/22 1,500,000 99.58 1,494
1,492
Midas OpCo Holdings LLC 08/12/21 401,000 100.00 401
394
Midcap Financial Issuer Trust 04/21/21 874,000 103.35 903
881
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
168
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 648,000 100.81 653
689
Millennium Escrow Corp. 07/15/21 752,000 101.37 762
746
Minerals Technologies, Inc. 03/03/21 431,000 104.05 448
436
Mitsubishi HC Capital, Inc. 12/21/21 71,000 104.23 74
74
MIWD Holdco II LLC / MIWD Finance Corp. 01/13/22 497,000 100.00 497
492
ModivCare, Inc. 08/10/21 259,000 100.00 259
251
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
183
Molina Healthcare, Inc. 06/09/21 455,000 102.85 468
449
Molina Healthcare, Inc. 11/10/21 750,000 100.21 752
724
Mondelez International, Inc. 08/09/21 240,000 103.76 249
242
MoneyGram International, Inc. 09/27/21 397,000 100.94 401
409
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.14 1,507
1,431
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.72 234
231
Morgan Stanley Capital I Trust 06/05/19 377,000 87.16 329
335
Morgan Stanley Capital I Trust 06/20/19 124,536 96.15 120
6
Morocco Government International Bond 03/02/15 250,000 110.63 277
264
Mosaic Solar Loan Trust 11/27/18 174,432 98.40 172
181
Mosaic Solar Loan Trust 11/27/18 228,930 98.96 227
240
Mosaic Solar Loan Trust 06/12/20 310,815 99.98 311
316
Mosaic Solar Loan Trust 03/10/21 860,062 99.41 855
837
Mosaic Solar Loan Trust 03/24/21 353,089 100.15 354
347
Mosaic Solar Loan Trust 06/15/21 515,498 99.50 513
496
Motiva Enterprises LLC 09/04/20 230,000 119.59 275
269
Mozambique International Bond 12/20/13 1,279,000 94.52 1,209
1,073
Mozart Debt Merger Sub, Inc. 09/30/21 469,000 100.00 469
456
MRCD Mortgage Trust 12/05/19 120,000 95.48 115
115
MSCI, Inc. 01/28/21 350,000 106.05 371
352
Nabors Industries, Inc. 01/07/20 606,000 93.01 564
580
Nabors Industries, Inc. 01/07/20 213,000 97.45 208
200
Nabors Industries, Inc. 11/18/21 766,000 99.28 760
786
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 104.91 371
367
Navient Private Education Refi Loan Trust 11/03/20 321,909 99.99 322
319
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
439
Neiman Marcus Group, Inc. 03/19/21 982,000 102.02 1,002
1,011

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nestle Holdings, Inc. 01/28/21 330,000 100.05 330
323
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.52 493
502
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
500
Neuberger Berman CLO, Ltd. 08/17/21 800,000 100.00 800
790
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
459
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 108.19 622
605
New Residential Investment Corp. 02/18/21 373,000 99.63 372
369
News Corp. 05/12/21 455,000 100.87 459
437
NGL Energy Operating LLC 01/25/21 704,000 103.05 725
715
Nielsen Holdings PLC 02/18/21 350,000 106.01 371
349
Nigeria Government International Bond 06/29/18 500,000 95.50 478
501
NMI Holdings, Inc. 08/16/21 409,000 112.09 458
454
Nordea Bank Abp 09/10/21 314,000 105.13 330
325
Northwest Fibers, Inc. 12/08/20 501,000 110.97 556
544
Northwest Fibers, Inc. 02/09/21 241,000 100.00 241
227
Northwest Fibers, Inc. 09/30/21 244,000 100.00 244
232
Novelis Corp. 07/26/21 82,000 100.00 82
79
Novelis Corp. 07/26/21 84,000 100.00 84
79
NTT Finance Corp. 01/05/22 331,000 98.85 327
324
NYACK Park CLO, Ltd. 09/02/21 1,500,000 100.00 1,500
1,487
Oaktree CLO, Ltd. 05/17/21 250,000 99.04 248
245
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
995
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.36 246
249
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.34 487
500
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
445
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
238
Onslow Bay Financial LLC 01/15/20 166,772 101.71 170
167
Open Text Corp. 01/28/21 364,000 102.19 372
357
Open Text Holdings, Inc. 08/16/21 451,000 104.25 470
441
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
313
Oschadbank Via SSB #1 PLC 09/02/15 253,750 74.64 189
234
OT Merger Corp. 10/07/21 466,000 100.00 466
452
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 94.25 138
140
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
185
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.79 368
355
Oversea-Chinese Banking Corp., Ltd. 11/03/21 307,000 106.82 328
322
Palmer Square CLO, Ltd. 08/19/21 2,450,000 100.00 2,450
2,429
Palmer Square CLO, Ltd. 10/29/21 500,000 100.00 500
498
Panasonic Corp. 09/13/21 318,000 104.41 332
324
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
572
Paraguay Government International Bond 08/04/14 551,000 100.00 551
645
Parkland Fuel Corp. 10/24/19 108,000 104.63 113
111
PECF USS Intermediate Holding III Corp. 11/04/21 106,000 100.00 106
107
Peninsula Pacific Entertainment LLC 11/13/20 229,000 105.19 241
246
Performance Food Group Co. 03/03/21 424,000 105.03 445
434
Petroleos Mexicanos 01/15/19 118,000 96.92 114
117
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
997
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,073
PIC AU Holdings LLC / PIC AU Holdings Corp. 01/25/21 546,000 94.51 516
564
Pike Corp. 09/13/21 469,000 102.15 479
458
Pilgrim's Pride Corp. 03/03/21 415,000 106.89 444
433
Post Holdings, Inc. 03/09/18 219,000 100.51 220
225
Post Holdings, Inc. 10/24/19 129,000 105.72 136
133
PRA Group, Inc. 11/09/21 800,000 99.27 794
790
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.50 458
479
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/29/21 350,000 102.26 358
349
Primose Funding LLC 03/30/21 977,500 101.95 997
987
PROG Holdings, Inc. 12/08/21 770,000 100.05 770
755
Prosus NV 12/02/20 254,000 108.41 275
248
Providence Service Corp. (The) 01/28/21 350,000 105.65 370
363
Provincia de Buenos Aires 08/27/21 333,959 47.19 158
142
PTC, Inc. 03/03/21 321,000 103.22 331
318
Radiate Holdco LLC 09/11/20 451,000 100.00 451
434
Radiology Partners, Inc. 11/01/21 1,561,000 106.25 1,659
1,553
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
495
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 239,000 98.10 234
248
RCKT Mortgage Trust 02/06/20 298,516 100.77 301
297
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.17 276
279

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 224,000 94.28 211
243
Reliance Industries, Ltd. 10/07/21 305,000 107.32 327
321
Rent-A-Center, Inc. 11/08/21 559,000 103.50 579
574
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 106,000 103.49 110
102
RLJ Lodging Trust 06/10/21 174,000 100.00 174
169
Roche Holdings, Inc. 08/06/21 147,000 99.95 147
144
Rockcliff Energy II LLC 09/28/21 256,000 100.00 256
259
Rockies Express Pipeline LLC 05/06/20 650,000 91.99 598
648
Roller Bearing Co. of America, Inc. 01/11/22 433,000 102.23 443
429
Royal Caribbean Cruises, Ltd. 08/11/21 626,000 100.00 626
610
Royal Caribbean Cruises, Ltd. 01/04/22 308,000 100.00 308
298
RP Escrow Issuer LLC 11/19/21 434,000 99.96 434
422
SABIC Capital II BV 04/07/20 217,000 100.40 218
226
Santander UK Group Holdings PLC 05/01/19 148,000 101.73 151
156
Saudi Arabian Oil Co. 04/09/19 200,000 98.62 197
218
Saudi Arabian Oil Co. 04/07/20 281,000 99.20 279
287
Saudi Government International Bond 03/09/20 600,000 92.52 555
608
Scientific Games International, Inc. 05/22/20 164,000 86.12 141
178
Sealed Air Corp. 10/26/16 200,000 106.67 213
239
Sealed Air Corp. 01/28/21 339,000 105.27 357
358
Seaspan Corp. 07/09/21 669,000 100.00 669
662
Sequoia Mortgage Trust 09/17/19 120,509 101.79 123
121
Sequoia Mortgage Trust 10/08/19 71,321 101.36 72
70
Sequoia Mortgage Trust 11/14/19 1,187,646 102.94 1,223
1,197
Siemens Financieringsmaatschappij NV 01/04/22 325,000 101.90 331
327
Silver Creek CLO, Ltd. 08/06/19 250,000 99.51 249
250
Sirius XM Holdings, Inc. 08/02/21 562,000 99.33 556
539
Sirius XM Holdings, Inc. 08/02/21 627,000 100.00 627
580
SK Hynix, Inc. 03/09/21 320,000 100.01 320
314
Sky, Ltd. 08/09/21 303,000 107.63 326
318
Societe Generale SA 02/05/20 266,000 104.47 278
279
SoFi Alternative Trust 12/18/19 427,760 100.46 430
431
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.98 1,000
1,012
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.76 424
430
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
506
SoFi Professional Loan Program LLC 10/30/18 400,000 95.37 381
411
SoFi Professional Loan Program LLC 10/30/18 500,000 95.76 479
509
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
609
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
1,001
SoFi Professional Loan Program Trust 11/27/18 424,000 97.28 412
434
SoFi Professional Loan Program Trust 11/27/18 425,000 98.96 421
436
SoFi Professional Loan Program Trust 03/15/19 850,000 100.37 853
867
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
611
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
564
SolarCity Corp. 10/26/18 1,000,000 100.27 1,003
967
Sonic Automotive, Inc. 10/15/21 126,000 100.00 126
122
Sonic Automotive, Inc. 10/15/21 220,000 100.00 220
215
Sonic Capital LLC 01/15/20 542,208 100.00 542
557
Sonic Capital LLC 07/29/21 598,000 100.00 598
573
Southeast Supply Header LLC 10/12/21 455,000 103.57 471
457
Sri Lanka Government International Bond 08/02/19 500,000 99.90 499
244
Standard Chartered PLC 10/14/16 415,000 122.61 507
560
Standard Chartered PLC 10/01/19 174,000 103.75 181
184
Staples, Inc. 02/09/21 725,000 101.69 737
715
Staples, Inc. 04/19/21 839,000 103.09 865
782
Starwood Property Trust, Inc. 01/11/22 440,000 99.03 436
429
State Bank of India 01/06/20 262,000 104.25 273
277
Stericycle, Inc. 01/28/21 366,000 102.55 375
348
Suburban Propane Partners LP/Suburban Energy Finance Corp. 12/07/21 155,000 100.49 156
153
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 583,000 99.98 583
582
Sumitomo Mitsui Trust Bank, Ltd. 01/04/22 331,000 99.70 330
327
Sunnova Helios Issuer LLC 11/20/20 340,388 99.97 340
333
Sunnova Sol III Issuer LLC 06/11/21 862,990 99.96 863
841
Sunrun Xanadu Issuer 05/31/19 481,401 99.99 481
494
Superior Plus Corp. 03/01/21 217,000 100.00 217
217
Sura Asset Management SA 12/02/20 246,000 110.48 272
257
Sylvamo Corp 08/20/21 559,000 100.00 559
573

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
500
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.81 484
500
Team Health Holdings, Inc. 02/07/19 284,000 88.98 253
256
Telecom Italia Capital SA 12/06/19 219,000 104.14 228
226
Teleflex, Inc. 01/28/21 357,000 104.77 374
354
Telesat Canada / Telesat LLC 06/09/21 462,000 100.25 463
391
Tencent Holdings, Ltd. 01/04/21 263,000 104.70 275
271
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
502
Tenet Healthcare Corp. 09/01/20 350,000 100.00 350
351
Terrier Media Buyer, Inc. 12/12/19 754,000 99.08 747
796
Texas Eastern Transmission, LP 12/05/19 271,000 102.71 278
281
Textainer Marine Containers VII, Ltd. 03/24/21 893,000 99.98 893
877
Townsquare Media, Inc. 01/26/22 583,000 104.25 608
605
TransDigm, Inc. 03/26/20 869,000 100.19 871
897
TransDigm, Inc. 04/02/20 245,000 100.00 245
256
Transocean Guardian, Ltd. 04/28/21 46,087 94.79 44
44
Transocean Poseidon, Ltd. 04/26/21 47,000 95.09 45
46
Transocean, Inc. 04/26/21 202,000 74.37 150
156
Transocean, Inc. 04/26/21 503,000 77.92 392
392
Transocean, Inc. 06/29/21 326,000 85.00 277
246
Trident TPI Holdings, Inc. 01/06/20 1,073,000 101.73 1,092
1,108
Triton Container International, Ltd. 02/19/21 464,583 99.82 464
448
Triumph Group, Inc. 09/09/19 704,000 101.11 712
702
Uber Technologies, Inc. 11/12/20 227,000 104.27 237
236
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 79.95 2,079
1,963
UBS-Barclays Commercial Mortgage Trust 02/14/20 8 0,000 101 .2 2 81
73
UBS-Barclays Commercial Mortgage Trust 02/14/20 14 0,000 9 3 .2 7 131
101
Ukraine Government International Bond 04/23/15 195,000 39.26 77
146
Ukreximbank Via Biz Finance PLC 03/12/15 1,516,750 90.69 1,376
1,447
UniCredit SpA 05/08/20 205,000 105.62 217
235
UniCredit SpA 09/20/21 325,000 101.78 331
319
Unifrax Escrow Issuer Corp. 09/15/21 198,000 100.00 198
192
United Airlines, Inc. 04/14/21 187,000 100.00 187
186
United Airlines, Inc. 04/14/21 195,000 100.00 195
193
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 105.26 33
32
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 06/09/21 453,000 100.84 457
429
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
262
Univision Communications, Inc. 06/04/20 353,000 100.00 353
372
US Foods, Inc. 03/03/21 448,000 101.52 455
440
UWM Mortgage Trust 05/27/21 898,343 100.53 903
872
Vector Group, Ltd. 03/03/21 433,000 104.16 451
400
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
994
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
236
Venture Global Calcasieu Pass LLC 07/29/21 269,000 100.00 269
271
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
465
Venture XX CLO, Ltd. 11/27/18 250,000 99.60 249
250
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 1,161,000 101.41 1,177
1,184
Verizon Communications, Inc. 11/02/20 267,000 100.96 270
254
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
980
VICI Properties, LP / VICI Note Co., Inc. 01/28/21 354,000 104.25 369
355
Videotron, Ltd. 01/11/22 415,000 106.84 443
433
Vistra Operations Co. LLC 04/29/21 443,000 103.50 458
446
Volkswagen Group of America Finance LLC 08/04/21 320,000 103.19 330
327
Warrior Met Coal, Inc. 11/19/21 299,000 99.35 297
315
Weatherford International, Ltd. 09/21/21 259,000 100.00 259
269
Weatherford International, Ltd. 10/14/21 894,000 100.87 902
910
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.08 332
327
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.04 520
509
Wells Fargo Mortgage Backed Securities Trust 02/14/20 25,997 100.83 26
26
Wells Fargo Mortgage Backed Securities Trust 08/10/20 205,692 103.15 212
206
Wells Fargo Mortgage Backed Securities Trust 09/17/20 331,731 102.41 340
334
Wells Fargo Mortgage Backed Securities Trust 03/12/21 849,132 101.44 861
824
Wells Fargo Re-REMIC Trust 10/16/19 210,000 89.47 188
199
Wendy's Funding LLC 03/26/19 480,000 98.96 475
495
WFRBS Commercial Mortgage Trust 05/14/19 940 ,000 8 2 . 78 778
851
WFRBS Commercial Mortgage Trust 05/14/19 330 ,000 8 7 . 18 287
290
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.21 742
727
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 83.41 1,733
1,865

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Williams Scotsman International, Inc. 01/28/21 359,000 103.45 371
362
Windstream Escrow LLC 10/09/20 368,000 101.81 375
371
Woodward Capital Management LLC 03/11/21 181,214 101.73 184
175
Woori Bank 01/04/22 307,000 106.94 328
325
World Acceptance Corp. 01/11/22 436,000 100.39 438
419
XPO Logistics, Inc. 04/23/20 598,000 100.66 602
619
YPF SA 08/15/18 30,897 32.53 10
26
YPF SA 01/06/21 194,950 84.34 165
101
YPF SA 01/28/21 62,050 79.37 49
37
ZF NA Capital, Inc. 05/04/20 321,000 95.38 306 331
311,901
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
Value and Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 480 AUD 65,768 03/22
(767)
Canadian 10 Year Government Bond Futures 217 CAD 30,185 03/22
(73)
Euro-Bobl Futures 15 EUR 1,984 03/22
(35)
Euro-Bund Futures 13 EUR 2,198 03/22
(81)
Euro-Schatz Futures 16 EUR 1,790 03/22
(6)
Long Gilt Futures 11 GBP 1,342 03/22
(51)
United States 2 Year Treasury Note Futures 51 USD 11,049 03/22
(84)
United States 5 Year Treasury Note Futures 373 USD 44,463 03/22
(484)
United States 10 Year Treasury Note Futures 515 USD 65,904 03/22
(554)
United States 10 Year Ultra Treasury Note Futures 80 USD 11,426 03/22
(111)
United States Treasury Long Bond Futures 53 USD 8,248 03/22
(168)
United States Treasury Ultra Bond Futures 81 USD 15,304 03/22 (371)
Short Positions
Euro-Bund Futures 217 EUR 36,697 03/22
1,307
Long Gilt Futures 150 GBP 18,294 03/22
656
United States 2 Year Treasury Note Futures 208 USD 45,064 03/22
313
United States 5 Year Treasury Note Futures 63 USD 7,510 03/22
80
United States 10 Year Treasury Note Futures 119 USD 15,228 03/22
119
United States 10 Year Ultra Treasury Note Futures 25 USD 3,571 03/22
(9)
United States Treasury Long Bond Futures 75 USD 11,672 03/22
181
United States Treasury Ultra Bond Futures 16 USD 3,023 03/22 65
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (73)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 14 AUD 19
03/10/22
—
Bank of America USD 88 AUD 125
03/10/22
1
Bank of America USD 7 CAD 9
02/25/22
—
Bank of America USD 44 CAD 56
02/25/22
—
Bank of America USD 1,911 GBP 1,400
02/25/22
(28)
Bank of America USD 2,044 MXN 44,208
03/10/22
86
Bank of America USD 26 NOK 229
03/10/22
—
Bank of America USD 31 NOK 280
03/10/22
—
Bank of America USD 11 SGD 15
03/10/22
—
Bank of America USD 61 SGD 83
03/10/22
—
Bank of America USD 73 THB 2,435
03/10/22
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 517 TRY 7,148
03/10/22
10
Bank of America USD 4,108 TRY 59,932
03/10/22
306
Bank of America USD 2,027 ZAR 32,585
03/10/22
82
Bank of America AUD 10,184 USD 7,232
03/10/22
30
Bank of America CAD 1,544 USD 1,237
02/25/22
23
Bank of America GBP 9,588 USD 13,082
02/25/22
189
Bank of America MXN 806 USD 38
03/10/22
—
Bank of America MXN 1,833 USD 88
03/10/22
—
Bank of America NOK 19,682 USD 2,162
03/10/22
(49)
Bank of America SGD 2,805 USD 2,050
03/10/22
(26)
Bank of America THB 438 USD 13
03/10/22
—
Bank of America THB 68,527 USD 2,018
03/10/22
(39)
Bank of America TRY 784 USD 57
03/10/22
(1)
Bank of America ZAR 78 USD 5
03/10/22
—
Bank of America ZAR 1,882 USD 120
03/10/22
(2)
Bank of Montreal USD 2,880 JPY 327,380
03/16/22
(34)
Bank of Montreal USD 2,363 NOK 21,000
03/16/22
(3)
Bank of Montreal EUR 6,823 USD 7,752
03/16/22
80
Bank of Montreal GBP 735 USD 973
03/16/22
(16)
Bank of Montreal SEK 24,400 USD 2,703
03/16/22
86
Canadian Imperial Bank of Commerce GBP 1,188 USD 1,625
02/14/22
27
Citigroup USD 186 CHF 169
03/10/22
(3)
Citigroup USD 236 CHF 219
03/10/22
1
Citigroup USD 1,865 EUR 1,643
03/10/22
(17)
Citigroup USD 5,489 GBP 4,122
03/10/22
54
Citigroup USD 2,878 JPY 327,380
03/16/22
(32)
Citigroup USD 2,359 NOK 21,000
03/16/22
—
Citigroup USD 67 NZD 98
03/10/22
(2)
Citigroup USD 5,087 NZD 7,474
03/10/22
(171)
Citigroup CHF 11,647 USD 12,708
03/10/22
127
Citigroup EUR 1,532 USD 1,712
03/10/22
(11)
Citigroup EUR 4,572 USD 5,187
03/10/22
47
Citigroup EUR 6,823 USD 7,732
03/16/22
60
Citigroup GBP 16 USD 21
03/10/22
—
Citigroup GBP 1,712 USD 2,296
03/10/22
(6)
Citigroup GBP 735 USD 971
03/16/22
(18)
Citigroup NZD 43 USD 28
03/10/22
—
Citigroup SEK 24,400 USD 2,700
03/16/22
82
HSBC USD 59 EUR 52
03/16/22
(1)
JPMorgan Chase USD 15 CHF 14
02/25/22
—
JPMorgan Chase USD 795 EUR 701
02/25/22
(8)
JPMorgan Chase USD 2,877 JPY 327,380
03/16/22
(31)
JPMorgan Chase USD 2,355 NOK 21,000
03/16/22
4
JPMorgan Chase CHF 969 USD 1,060
02/25/22
14
JPMorgan Chase EUR 25,529 USD 28,983
02/25/22
289
JPMorgan Chase EUR 6,823 USD 7,730
03/16/22
57
JPMorgan Chase GBP 735 USD 971
03/16/22
(17)
JPMorgan Chase SEK 24,400 USD 2,697
03/16/22
79
Royal Bank of Canada USD 5,057 CAD 6,484
03/10/22
43
Royal Bank of Canada USD 2,878 JPY 327,380
03/16/22
(33)
Royal Bank of Canada USD 2,350 NOK 21,000
03/16/22
10
Royal Bank of Canada CAD 6,484 USD 5,070
03/10/22
(31)
Royal Bank of Canada EUR 6,823 USD 7,735
03/16/22
63
Royal Bank of Canada GBP 735 USD 972
03/16/22
(17)
Royal Bank of Canada SEK 24,400 USD 2,699
03/16/22
81
Standard Chartered USD 2,877 JPY 327,380
03/16/22
(31)
Standard Chartered USD 2,358 NOK 21,000
03/16/22
1
Standard Chartered EUR 6,823 USD 7,750
03/16/22
78
Standard Chartered GBP 735 USD 972
03/16/22
(17)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered SEK 24,400 USD 2,700
03/16/22
83
State Street USD 94 BRL 536
03/10/22
5
State Street USD 4,813 BRL 27,652
03/10/22
348
State Street USD 28 COP 114,290
03/10/22
1
State Street USD 2,932 COP 11,656,506
03/10/22
8
State Street USD 78 CZK 1,714
03/10/22
1
State Street USD 108 CZK 2,386
03/10/22
1
State Street USD 14 EUR 12
03/16/22
—
State Street USD 28 EUR 25
03/16/22
—
State Street USD 62 EUR 55
03/16/22
(1)
State Street USD 135 EUR 120
03/16/22
—
State Street USD 384 EUR 335
03/16/22
(8)
State Street USD 20 GBP 15
03/16/22
—
State Street USD 21 GBP 16
03/16/22
—
State Street USD 41 GBP 30
03/16/22
—
State Street USD 250 GBP 182
03/16/22
(5)
State Street USD 119 HKD 930
03/10/22
—
State Street USD 1,690 JPY 194,606
03/10/22
1
State Street USD 5,614 JPY 633,481
03/10/22
(108)
State Street USD 69 KRW 83,157
03/10/22
—
State Street USD 2,908 MYR 12,386
03/10/22
55
State Street USD 16 PHP 838
03/10/22
—
State Street USD 273 RUB 21,536
03/10/22
3
State Street USD 4,942 RUB 371,783
03/10/22
(183)
State Street USD 7,067 SEK 66,612
03/10/22
79
State Street USD 1 TWD 35
03/10/22
—
State Street USD 98 TWD 2,739
03/10/22
—
State Street BRL 1,610 USD 295
03/10/22
(5)
State Street COP 408,108 USD 102
03/10/22
(1)
State Street CZK 66,575 USD 2,954
03/10/22
(108)
State Street EUR 50 USD 57
03/16/22
1
State Street EUR 360 USD 407
03/16/22
2
State Street EUR 950 USD 1,073
03/16/22
5
State Street GBP 85 USD 113
03/16/22
(2)
State Street GBP 1,369 USD 1,810
03/16/22
(31)
State Street HKD 172 USD 22
03/10/22
—
State Street HKD 38,818 USD 4,981
03/10/22
2
State Street JPY 211,649 USD 1,839
03/10/22
(1)
State Street KRW 13,345 USD 11
03/10/22
—
State Street KRW 5,925,526 USD 5,031
03/10/22
120
State Street MYR 94 USD 22
03/10/22
—
State Street MYR 239 USD 57
03/10/22
—
State Street PHP 813 USD 16
03/10/22
—
State Street PHP 147,550 USD 2,904
03/10/22
24
State Street RUB 2,725 USD 36
03/10/22
1
State Street SEK 166 USD 18
03/10/22
1
State Street SEK 46,451 USD 5,154
03/10/22
170
State Street TWD 138,368 USD 5,021
03/10/22
33
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,857
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 36,200 (1.000%)
(2)
12/20/26
1,169
640 1,809

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade
Index Goldman Sachs Purchase USD 35,900 (1.000%)
(2)
12/20/26
(792)
126 (666)
Total Open Credit Indices Contracts (å)
377
766 1,143
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $  — $  36,819 $  564
$ —
$  37,383
Corporate Bonds and Notes — 207, 421 12
—
2 07 , 433
International Debt — 19 6 , 503 —
—
19 6 , 503
Loan Agreements — — —
—
—
Mortgage-Backed Securities — 86,589 5,490
—
92,079
Non-US Bonds — 83 , 429 —
—
8 3 , 429
United States Government Treasuries — 1,017 —
—
1,017
Common Stocks
Consumer Discretionary — — —
—
—
Energy 816 — 201
—
1,017
Financial Services — — —
—
—
Materials and Processing — — 3,696
—
3,696
Producer Durables — 552 2,023
—
2,575
Technology — — —
—
—
Preferred Stocks — — 3,375 — 3,375
Warrants and Rights — 47 — — 47
Short-Term Investments — 7 , 82 0 45 62,977 70 , 842
Total Investments
816 620,197 15,406 62,977 699,396
Other Financial Instruments
Assets
Futures Contracts 2,72 1 — — — 2,72 1
Foreign Currency Exchange Contracts — 2,95 4 — — 2,95 4
Credit Default Swap Contracts — 1,809 — — 1,809
Liabilities
Futures Contracts (2,79 4 ) — — — (2,79 4 )
Foreign Currency Exchange Contracts — (1, 097 ) — — (1, 0 97 )
Credit Default Swap Contracts — (666) — — (666)
Total Other Financial Instruments
*
$ (73) $ 3,000 $ — $ — $ 2,927
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value
Long-Term Fixed Income Investments
Asset-Backed Securities Other* $ 564
Corporate Bonds and Notes Other* 12
Mortgage-Backed Securities Other* 5,490
Common Stocks
Energy Other* 201
Materials and Processing Discounted cash flow*** Discount rate** 13.0% 3,696
Market approach*** EBITDA multiple**** 4.8x
Producer Durables Discounted cash flow*** Discount rate** 10.8% 2,023
Market approach*** EBITDA multiple**** 2.8x
Discount to guideline
comparables 7.8%
Preferred Stocks
Producer Durables Market approach*** EBITDA multiple**** 10.1x 3,375
Discount to guideline
comparables 31.1%
Short-Term Investments Other* 45
Total Investments $ 15,406
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended January 31, 2022 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2022 were as follows:
Category and Subcategory
Beginning
Balance of
11/01/2021
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
1/31/2022
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
1/31/2022
Long-Term Fixed Income
Investments
Asset Backed Securities $ — $ — $ — $ — $ — $ 726 $ — $ (162) $ 564 $ (162)
Corporate Bonds and Notes 12 — — — — — — — 12 —
Mortgage-Backed
Securities — 5,490 — — — — — — 5,490 —
Common Stocks
Energy 206 — — — — — — (5) 201 (5)
Materials and Processing 4,488 — — — — — — (792) 3,696 (792)
Producer Durables 2,046 — — — — — — (23) 2,023 (23)
Preferred Stocks 3,375 — — — — — — — 3,375 —
Short-Term Investments
113 — — — — 45 113 — 45 —
Total Investments
$ 10,240 5,490 $ — $ — $ — $ 771 $ 113 $ (982) $ 15,406 $ (982)
Amounts in thousands
Country Exposure
Fair Value
$
Argentina .....................................................................................
4,416
Australia ......................................................................................
1,836
Austria .........................................................................................
1,364
Azerbaijan ...................................................................................
827
Bahrain ........................................................................................
3,985
Belarus .........................................................................................
1,030
Bermuda ......................................................................................
4,637
Brazil ...........................................................................................
7,399
Canada .........................................................................................
11,795
Cayman Islands ............................................................................
21,180
Chile ............................................................................................
2,668
China ...........................................................................................
6,475
Colombia ......................................................................................
3,857
Costa Rica ....................................................................................
3,048
Czech Republic ............................................................................
463
Denmark ......................................................................................
3,348
Dominican Republic ....................................................................
1,917
Ecuador .......................................................................................
1,898
Egypt ...........................................................................................
2,957
El Salvador ..................................................................................
1,163
Ethiopia .......................................................................................
753
Finland ........................................................................................
1,642
France ..........................................................................................
15,977
Germany ......................................................................................
14,940
Ghana ..........................................................................................
894
Honduras .....................................................................................
506
Hong Kong ...................................................................................
662
India ............................................................................................
2,983

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands
Country Exposure
Fair Value
$
Indonesia .....................................................................................
4,817
Iraq ..............................................................................................
718
Ireland .........................................................................................
3,244
Israel ............................................................................................
1,714
Italy .............................................................................................
12,380
Japan ...........................................................................................
2,652
Jersey ...........................................................................................
2,443
Jordan ..........................................................................................
1,680
Kazakhstan ..................................................................................
1,237
Kenya ...........................................................................................
1,252
Lebanon .......................................................................................
156
Liberia .........................................................................................
1,281
Luxembourg .................................................................................
7,283
Malaysia .......................................................................................
3,012
Mexico .........................................................................................
15,724
Mongolia ......................................................................................
366
Morocco .......................................................................................
1,206
Mozambique .................................................................................
1,073
Netherlands .................................................................................
6,948
New Zealand ................................................................................
551
Nigeria .........................................................................................
726
Norway .........................................................................................
793
Oman ...........................................................................................
2,844
Pakistan .......................................................................................
2,539
Panama ........................................................................................
437
Paraguay ......................................................................................
645
Peru .............................................................................................
1,483
Philippines ...................................................................................
697
Puerto Rico ..................................................................................
274
Qatar ............................................................................................
795
Russia ..........................................................................................
3,674
Saudi Arabia ................................................................................
4,297
Senegal ........................................................................................
234
Singapore .....................................................................................
769
South Africa .................................................................................
5,059
South Korea .................................................................................
1,288
Spain ............................................................................................
5,770
Sri Lanka .....................................................................................
1,093
Sweden .........................................................................................
1,025
Switzerland ..................................................................................
2,908
Thailand .......................................................................................
225
Trinidad and Tobago ....................................................................
1,023
Tunisia .........................................................................................
797
Turkey ..........................................................................................
7,104
Ukraine ........................................................................................
3,150
United Arab Emirates ..................................................................
2,863
United Kingdom ...........................................................................
29,030
United States ................................................................................
421,019
Uzbekistan ...................................................................................
891
Venezuela, Bolivarian Republic of ...............................................
549
Zambia .........................................................................................
1,038
Total Investments ....................................................................
699,396

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments – 54.0%
Corporate Bonds and Notes - 7.8%
Air Lease Corp.
3.250% due 03/01/25 100 102
Aircastle , Ltd.
4.125% due 05/01/24 100 103
Alcoa Corp.
4.125% due 03/31/29 (Þ) 200 201
Ally Financial, Inc.
5.750% due 11/20/25 600 660
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 200 205
Ashland LLC
3.375% due 09/01/31 (Þ) 66 62
Calpine Corp.
3.750% due 03/01/31 (Þ) 48 44
Centene Corp.
2.500% due 03/01/31 500 464
CF Industries, Inc.
3.450% due 06/01/23 113 115
CIT Group, Inc.
5.000% due 08/01/23 250 262
4.750% due 02/16/24 350 370
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 114 107
DCP Midstream Operating, LP
5.375% due 07/15/25 200 211
EnLink Midstream Partners, LP
4.400% due 04/01/24 300 302
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 100 98
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 100 101
GUSAP III, LP
Series REGS
4.250% due 01/21/30 200 208
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 550 560
HCA, Inc.
5.375% due 02/01/25 1,200 1,276
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 100 98
Jubilee CLO
Series 2021-25X Class D
1.000% due 10/15/35 (3 Month
EURIBOR + 3.200%)(Ê) 400 446
Level 3 Financing, Inc.
3.625% due 01/15/29 (Þ) 400 364
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 500 483
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 287 277
Navient Corp.
5.000% due 03/15/27 153 148
Netflix, Inc.
3.625% due 06/15/25 (Þ) 300 311
Novelis Corp.
3.875% due 08/15/31 (Þ) 326 307
OneMain Finance Corp.
3.500% due 01/15/27 263 250
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 09/15/28 22 21
Post Holdings, Inc.
4.500% due 09/15/31 (Þ) 630 600
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 258
PVH Corp.
Series WI
4.625% due 07/10/25 150 160
Range Resources Corp.
5.000% due 03/15/23 273 276
Seagate HDD Cayman
4.750% due 01/01/25 350 365
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 550 580
1.573% due 10/15/26 (Þ) 27 26
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 150 150
Sprint Corp.
Series WI
7.875% due 09/15/23 275 297
Steel Dynamics, Inc.
2.400% due 06/15/25 97 98
Taylor Morrison Communities, Inc./
Taylor Morrison Holdings II, Inc.
5.625% due 03/01/24 (Þ) 800 843
Tenet Healthcare Corp.
4.625% due 07/15/24 239 240
T-Mobile USA, Inc.
2.250% due 02/15/26 400 386
Western Digital Corp.
4.750% due 02/15/26 229 240
2.850% due 02/01/29 314 303
12,978
International Debt - 15.6%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.500% due 01/15/25 250 258
Akbank TAS
Series REGS
5.125% due 03/31/25 200 191
Ardagh Metal Packaging Finance LLC /
Ardagh Metal Packaging Finance PLC
Series REGS
3.000% due 09/01/29 200 211
Ashland Services BV
Series REGS
2.000% due 01/30/28 390 428
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 50 53
Ball Corp.
0.875% due 03/15/24 950 1,063
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 188
Series REGS
2.750% due 01/11/26 200 188
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ) 200 204
Barclays PLC

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.410%)(Ê)(ƒ) 200 189
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 211
Berry Global, Inc.
Series REGS
7.000% due 01/15/25 750 842
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 400 426
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)(Ê)(ƒ) 700 664
Canpack SA/Eastern Land Investment
Holding LLC
3.125% due 11/01/25 (Þ) 348 346
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 600 647
Celanese Holdings LLC
0.625% due 09/10/28 271 294
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 400 379
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 800 732
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 400 343
2.700% due 07/12/26 200 155
Credit Agricole SA
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 196
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)(Ê)(ƒ) 550 509
Deutsche Bank AG
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)(Ê)(ƒ) 200 202
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 200 204
Ecopetrol SA
4.125% due 01/16/25 200 201
Electricite de France SA
3.625% due 10/13/25 200 210
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 400 363
Falabella SA
Series REGS
3.750% due 10/30/27 200 205
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 124 124
Ford Motor Credit Co. LLC
2.748% due 06/14/24 100 134
4.535% due 03/06/25 400 559
3.250% due 09/15/25 100 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 300 311
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 300 330
Greenko Power II, Ltd.
4.300% due 12/13/28 (Þ) 200 196
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (USD 6 Month
LIBOR + 0.250%)(Ê)(ƒ) 170 158
Huntsman International LLC
Series WI
4.250% due 04/01/25 800 983
IMS Health Holdings, Inc. Term Loan B1
2.000% due 03/07/24 (USD 3 Month
LIBOR  + 2.000%)(Ê) 1,125 1,254
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 400 363
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 300 312
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê) 200 189
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 600 542
Kraft Heinz Foods Co.
4.125% due 07/01/27 106 153
Liberty Mutual Group, Inc.
Series REGS
3.625% due 05/23/59 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.700%)(Ê) 100 114
Logan Group Co., Ltd.
6.900% due 06/09/24 200 151
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 400 382
MARB BondCo PLC
Series REGS
3.950% due 01/29/31 200 183
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 200 196
MPT Operating Partnership, LP / MPT
Finance Corp.
2.500% due 03/24/26 178 235
0.993% due 10/15/26 652 717
Natwest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 400 376
Netflix, Inc.
Series REGS
3.000% due 06/15/25 180 216
3.625% due 06/15/30 570 735
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 200 210

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orbia Advance Corp. SAB de CV
1.875% due 05/11/26 (Þ) 400 384
Petrobras Global Finance BV
6.850% due 06/05/15 200 190
Seagate HDD Cayman
3.375% due 07/15/31 440 409
Sealed Air Corp.
4.500% due 09/15/23 500 588
Severstal OAO Via Steel Capital SA
Series REGS
3.150% due 09/16/24 250 246
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 300 125
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25 200 224
2.250% due 06/01/28 300 328
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.108%)(Ê) 251 270
SPCM SA
3.375% due 03/15/30 (Þ) 414 389
Summit Digitel Infrastructure Private,
Ltd.
2.875% due 08/12/31 (Þ) 200 186
Series REGS
2.875% due 08/12/31 200 186
Suzano Austria GmbH
2.500% due 09/15/28 200 189
Series DM3N
3.125% due 01/15/32 200 185
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(ƒ) 200 205
Telecom Italia Capital SA
6.000% due 09/30/34 100 99
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 200 198
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 254
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 286 272
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 450 446
Vale Overseas, Ltd.
6.250% due 08/10/26 100 114
Vanke Real Estate Hong Kong Co., Ltd.
4.150% due 04/18/23 200 202
4.200% due 06/07/24 200 204
VEON Holdings BV
Series REGS
4.000% due 04/09/25 250 242
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 400 388
Zurich Finance (Ireland) Designated
Activity Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê) 200 188
26,055
Loan Agreements - 0.6%
Charter Communications Operating LLC
Term Loan B1
1.860% due 04/30/25 (Ê) 995 992
CIBT Global, Inc., Term Loan
2.000% due 06/01/24 (USD 3 Month
LIBOR  + 1.000%)(Ê) — —
992
Non-US Bonds – 26.0%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.674%)(Ê)(ƒ) EUR 200 234
ADLER Group SA
1.875% due 01/14/26 EUR 100 90
AlbaCore Curo CLO
3.200% due 12/15/34 EUR 300 335
Alpha Services and Holdings SA
3.000% due 02/14/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 3.468%)(Ê) EUR 100 113
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 5.823%)(Ê) EUR 100 112
Altice Financing SA
4.250% due 08/15/29 (Þ) EUR 100 106
Series REGS
2.250% due 01/15/25 EUR 463 492
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 600 612
Arbour CLO X
3.500% due 06/15/34 EUR 250 280
Arcelik AS
3.000% due 05/27/26 EUR 350 385
Australia Government International
Bond
Series 150
3.000% due 03/21/47 AUD 4,500 3,493
Banco BPM SpA
1.525% due 02/18/25 EUR 250 278
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.785%)(Ê) EUR 100 107
Bank of Ireland Group PLC
1.000% due 08/11/31 EUR 100 110
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.415%)(Ê)(ƒ) EUR 200 229
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 100 125
Caixa Geral de Depositos SA
10.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 10.925%)(Ê)(ƒ) EUR 200 228
CaixaBank SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.857%)(Ê)(ƒ) EUR 400 409
Canpack SA/Eastern Land Investment
Holding LLC
Series REGS
2.375% due 11/01/27 EUR 300 331
Capital Four CLO
3.100% due 10/15/34 EUR 157 175
Ceconomy AG
1.750% due 06/24/26 EUR 300 326
Cellnex Finance Co. SA
2.000% due 02/15/33 EUR 200 206
Chile Government International Bond
0.555% due 01/21/29 EUR 100 109
CIFC European Funding CLO II
3.150% due 11/23/34 EUR 200 223
Commerzbank AG
1.750% due 01/22/25 GBP 200 264
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.387%)(Ê)(ƒ) EUR 200 215
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.702%)(Ê)(ƒ) EUR 600 669
Crown European Holdings SA
Series REGS
2.625% due 09/30/24 EUR 100 115
Deutsche Lufthansa AG
3.000% due 05/29/26 EUR 100 113
Dowson
1.996% due 10/20/28 GBP 109 147
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.011%)(Ê)(ƒ) EUR 600 628
Energias de Portugal SA
Series NC5
1.500% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.888%)(Ê) EUR 200 212
Erna Srl
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)(Ê) EUR 399 448
Eurofins Scientific SE
2.125% due 07/25/24 EUR 200 234
Faurecia SE
2.375% due 06/15/27 EUR 150 165
Fidelity Grand Harbour CLO DAC
Series 2021-1X Class D
3.600% due 10/15/34 (3 Month
EURIBOR + 3.600%)(Ê) EUR 150 168
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 534
Gazprom PJSC
2.950% due 04/15/25 EUR 100 113
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 639 694
Grifols SA
3.875% due 10/15/28 (Þ) EUR 104 113
Hayfin Emerald CLO I DAC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-8X Class D
3.500% due 01/17/35 (3 Month
EURIBOR + 3.500%)(Ê) EUR 350 392
Hayfin Emerald CLO IV DAC
Series 2021-4X Class DR
3.450% due 10/15/34 (3 Month
EURIBOR + 3.450%)(Ê) EUR 400 445
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.149%)(Ê)(ƒ) EUR 300 308
Henley Investment Management, Ltd.
Series 2021-6X Class D
3.150% due 06/10/34 (3 Month
EURIBOR + 3.150%)(Ê) EUR 419 467
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.882%)(Ê) EUR 100 111
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 400 453
Iliad SA
2.375% due 06/17/26 EUR 100 110
1.875% due 02/11/28 EUR 300 310
Infrastrutture Wireless Italiane SpA
1.750% due 04/19/31 EUR 500 547
International Consolidated Airlines
0.500% due 07/04/23 EUR 300 328
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 100 107
Japan Government International Bond
Series 363
0.100% due 06/20/31 JPY 575,000 4,974
Kleopatra Finco SARL
4.250% due 03/01/26 (Þ) EUR 100 106
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.121%)(Ê)(ƒ) EUR 600 600
Lagarder SCA Bond Issuance
1.750% due 10/07/27 EUR 200 224
Land Nordrhein - Westfalen
2.150% due 03/21/19 EUR 1,700 2,697
Lanebrook Mortgage Transaction PLC
Series 2021-1 Class D
1.847% due 07/20/58 (SONIA +
1.650%)(Ê) GBP 100 134
LKQ Italia Bondco SpA
Series REGS
3.875% due 04/01/24 EUR 400 474
Logicor Financing SARL
1.500% due 07/13/26 EUR 100 114
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 110
Series REGS
4.000% due 09/18/27 EUR 300 331
Loxam SAS
3.250% due 01/14/25 EUR 200 219
Marks & Spencer PLC
4.500% due 07/10/20 GBP 500 682
Matterhorn Telecom SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.125% due 09/15/26 EUR 350 383
Newday Funding Master Issuer PLC
Series 2021-3X Class D
2.547% due 11/15/29 (SONIA +
2.350%)(Ê) GBP 117 158
Nexans SA
3.750% due 08/08/23 EUR 200 233
Nexi SpA
1.625% due 04/30/26 EUR 100 108
2.125% due 04/30/29 EUR 300 321
Nobel Bidco BV
Series REGS
3.125% due 06/15/28 EUR 300 314
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 100 110
OJSC Novolipetsk Steel
Series REGS
1.450% due 06/02/26 EUR 200 210
Orsted A/S
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.886%)(Ê) GBP 200 255
Pension Insurance Corp. PLC
3.625% due 10/21/32 GBP 200 260
Providus CLO
Series 2021-6X Class D
3.200% due 05/20/34 (3 Month
EURIBOR + 3.200%)(Ê) EUR 400 445
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)(Ê) GBP 150 187
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 290 308
Renault SA
2.375% due 05/25/26 EUR 200 224
Rexel SA
2.125% due 06/15/28 EUR 150 166
Rockford Tower Europe CLO DAC
Series 2021-2X Class D
3.450% due 01/24/35 (3 Month
EURIBOR + 3.450%)(Ê) EUR 150 168
Rothesay Life PLC
Series REGS
3.375% due 07/12/26 GBP 150 206
Samhallsbyggnadsbolaget I Norden AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê)(ƒ) EUR 600 641
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 100 111
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 723 841
SoftBank Group Corp.
3.125% due 09/19/25 EUR 250 274
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.977%)(Ê)(ƒ) EUR 100 113
Sound Point Euro CLO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-7X Class D
3.200% due 01/25/35 (3 Month
EURIBOR + 3.200%)(Ê) EUR 595 660
SPCM SA
Series REGS
2.000% due 02/01/26 EUR 300 336
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 2.616%)(Ê)(ƒ) EUR 700 729
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28 EUR 100 114
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.719%)(Ê)(ƒ) EUR 200 230
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 150 206
Thanes Water Kemble Finance PLC
Series REGS
4.625% due 05/19/26 GBP 120 163
Thyssenkrupp AG
2.875% due 02/22/24 EUR 500 570
Together Asset Backed Securitisation
PLC
Series 2021-1ST1 Class C
1.447% due 07/12/63 (SONIA +
1.250%)(Ê) GBP 100 135
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 EUR 100 111
Twin Bridges Mortgage Trust
1.592% due 09/12/55 GBP 100 133
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 206
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 400 461
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25 EUR 100 120
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.744%)(Ê)(ƒ) EUR 200 241
United Group BV
4.625% due 08/15/28 (Þ) EUR 100 108
Series REGS
3.625% due 02/15/28 EUR 100 105
Veolia Environnement SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.840%)(Ê)(ƒ) EUR 700 765
Verallia SA
1.625% due 05/14/28 EUR 300 333
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 770 982
Volvo Car AB
2.125% due 04/02/24 EUR 500 575
2.000% due 01/24/25 EUR 200 231
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 350 367

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wizz Air Finance Co. BV
1.350% due 01/19/24 EUR 180 205
Ziggo Secured Finance BV Term Loan H
3.000% due 01/31/29 (Ê) EUR 1,000 1,107
43,412
United States Government Treasuries - 4.0%
United States Treasury Notes
0.750% due 12/31/23 350 347
1.125% due 02/15/31 6,700 6,346
6,693
Total Long-Term Investments
(cost $92,926) 90,130
Options Purchased - 3.7%
(Number of Contracts)
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(JPMorgan, Sterling Overnight Index/
GBP 1.044%, GBP 6,000, 02/18/27)
JPMorgan Chase Feb 2022 0.00
Call (1)
GBP 6,000
(ÿ)
222
(JPMorgan, USD 1.900%/USD 3 Month
LIBOR, USD 5,000, 03/22/42)
JPMorgan Chase Mar 2022 0.00
Call (1)
5,000
(ÿ)
61
(JPMorgan, EUR 0.373%/EURIBOR 6
Month, EUR 17,000, 11/24/42)
JPMorgan Chase Nov 2022 0.00
Call (1)
EUR 17,000
(ÿ)
451
(JPMorgan, AUD 1.900%/6 Month
BBSW, AUD 25,000, 12/14/32)
JPMorgan Chase Dec 2022 0.00
Call (1)
AUD 25,000
(ÿ)
195
(JPMorgan, USD 1.950%/USD 3 Month
LIBOR, USD 5,000, 03/21/53)
JPMorgan Chase Mar 2023 0.00
Call (1)
5,000
(ÿ)
354
(JPMorgan, USD 1.300%/USD 3 Month
LIBOR, USD 180,000, 5/17/24)
JPMorgan Chase May 2023 0.00
Call (1)
180,000
(ÿ)
289
(Barclays, EUR 1.000%/ iTraxx Europe,
EUR 20,000, 12/20/26)
Barclays Apr 2022 0.00 Put (1)
EUR 20,000
(ÿ)
181
(JPMorgan, GBP 1.044%/Sterling
Overnight Index, GBP 6,000, 2/18/42)
JPMorgan Chase Feb 2022 0.00
Put (1)
GBP 6,000
(ÿ)
—
(JPMorgan, USD 3 Month LIBOR/USD
1.900%, USD 5,000, 03/22/42)
JPMorgan Chase Mar 2022 0.00
Put (1)
5,000
(ÿ)
141
(JPMorgan, USD 5.000%/ iTraxx Europe,
EUR 15,000, 12/20/26)
JPMorgan Chase Mar 2022 0.00
Put (1)
EUR 15,000
(ÿ)
89
(JPMorgan, 6 Month BBSW/AUD
1.900%, AUD 25,000, 12/14/32)
JPMorgan Chase Oct 2022 0.00
Put (1)
AUD 25,000
(ÿ)
941
(JPMorgan, EURIBOR 6 Month/EUR
0.373%, EUR 17,000, 11/24/42)
JPMorgan Chase Nov 2022 0.00
Put (1)
EUR 17,000
(ÿ)
1,467
(JPMorgan, USD 3 Month LIBOR/USD
1.950%, USD 5,000, 03/21/53)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Mar 2023 0.00
Put (1)
5,000
(ÿ)
382
(JPMorgan, USD 3 Month LIBOR/USD
1.300%, USD 180,000, 5/17/24)
JPMorgan Chase May 2023 0.00
Put (1)
180,000
(ÿ)
1,331
Total Options Purchased
(cost $5,771) 6,104
Short-Term Investments – 35.5%
Ascena Retail Group, Inc. Term Loan B
5.250% due 08/21/22 (USD 3 Month
LIBOR  + 4.500%)(Ê) 2 —
Australia Government International
Bond
Series 153
2.250% due 11/21/22 AUD 2,000 1,436
Mylan, Inc.
3.125% due 01/15/23 (Þ) 130 132
Phoenix Group Holdings PLC
4.125% due 07/20/22 200 272
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22 200 199
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 500 503
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 300 339
U.S. Cash Management Fund(@) 56,352,053
(∞)
56 ,335
Total Short-Term Investments
(cost $59,737) 59,216
Total Investments - 93.2%
(identified cost $158,434) 155,450
Other Assets and Liabilities,
Net - 6.8%
11,347
Net Assets - 100.0%
166,797

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.7%
Alcoa Corp. 07/13/21 200,000 104.01 208
201
Altice Financing SA 08/03/21 EUR 100,000 118.64 119
106
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 200,000 103.16 206
205
Ashland LLC 01/14/22 66,000 98.65 65
62
Avolon Holdings Funding, Ltd. 11/18/19 50,000 104.79 52
53
Banco BTG Pactual SA 01/06/21 200,000 99.54 199
188
Barry Callebaut Services NV 04/24/20 200,000 103.17 206
211
Calpine Corp. 09/16/21 48,000 98.29 47
44
Canpack SA/Eastern Land Investment Holding LLC 10/15/20 348,000 100.00 348
346
Clearway Energy Operating LLC 07/15/21 114,000 100.24 114
107
Credit Agricole SA 01/04/22 200,000 100.00 200
196
First Quantum Minerals, Ltd. 11/18/19 124,000 100.41 125
124
Fortescue Metals Group, Ltd. 01/29/20 300,000 103.44 310
311
Graphic Packaging International LLC 11/09/21 EUR 300,000 115.18 346
330
Greenko Power II, Ltd. 12/07/21 200,000 100.00 200
196
Grifols SA 09/28/21 EUR 104,000 116.87 122
113
Hanesbrands, Inc. 04/24/20 550,000 100.86 555
560
Intesa Sanpaolo SpA 04/27/20 300,000 98.97 297
312
Kleopatra Finco SARL 02/04/21 EUR 100,000 119.67 120
106
Level 3 Financing, Inc. 10/13/21 400,000 95.21 381
364
Levi Strauss & Co. 09/22/21 500,000 102.85 514
483
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
110
Macquarie Bank, Ltd. 07/15/21 400,000 99.68 399
382
Mozart Debt Merger Sub, Inc. 09/30/21 287,000 99.52 286
277
Mylan, Inc. 11/18/19 130,000 100.42 131
132
Netflix, Inc. 06/11/20 300,000 101.81 305
311
Novelis Corp. 07/26/21 326,000 100.00 326
307
Orbia Advance Corp. SAB de CV 06/24/21 200,000 100.88 202
192
Post Holdings, Inc. 07/15/21 630,000 99.89 629
600
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 101.39 253
258
Sealed Air Corp. 05/13/20 550,000 104.48 575
580
Sealed Air Corp. 09/15/21 27,000 100.00 27
26
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 817
841
SPCM SA 09/09/21 414,000 100.11 414
389
Summit Digitel Infrastructure Private, Ltd. 08/13/21 200,000 97.91 196
186
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 07/07/21 800,000 106.85 854
843
TerraForm Power Operating LLC 05/20/20 500,000 100.86 504
503
United Group BV 07/20/21 EUR 100,000 117.83 118
108
UPC Broadband Finco BV 01/06/22 450,000 101.56 457 446
11,109
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 92 AUD 12,605 03/22
(145)
Euribor Futures 9 EUR 2,262 03/22
(1)
Euribor Futures 109 EUR 27,250 03/23
(74)
Euribor Futures 229 EUR 57,164 06/23
(170)
Euribor Futures 143 EUR 35,659 09/23
(86)
Eurodollar Futures 207 USD 51,486 03/22
(8)
Eurodollar Futures 32 USD 7,928 06/22
(31)
Eurodollar Futures 50 USD 12,317 12/22
(60)
Eurodollar Futures 305 USD 74,911 06/23
(231)
Eurodollar Futures 252 USD 61,781 12/23
(587)
Eurodollar Futures 171 USD 41,921 03/24
(50)
Eurodollar Futures 129 USD 31,618 09/24
(103)
Eurodollar Futures 30 USD 7,352 06/25
(5)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 147
Futures Contracts
Amounts in thousands (except contract amounts )
ICE Three Month SONIA Index Futures 1 GBP 248 06/22
(1)
ICE Three Month SONIA Index Futures 39 GBP 9,604 03/23
(2)
ICE Three Month SONIA Index Futures 25 GBP 6,148 09/23
(7)
ICE Three Month SONIA Index Futures 63 GBP 15,491 12/23
(107)
ICE Three Month SONIA Index Futures 6 GBP 1,476 06/24
(4)
ICE Three Month SONIA Index Futures 13 GBP 3,203 03/25
(1)
ICE Three Month SONIA Index Futures 7 GBP 1,727 03/26
(3)
Japanese 10 Year Government Bond Futures 7 JPY 1,055,041 03/22
(75)
Long Gilt Futures 27 GBP 3,293 03/22
(64)
United States 2 Year Treasury Note Futures 35 USD 7,583 03/22
(29)
United States 5 Year Treasury Note Futures 19 USD 2,265 03/22
2
United States 10 Year Treasury Note Futures 22 USD 2,815 03/22
(57)
United States Treasury Long Bond Futures 51 USD 7,937 03/22 49
Short Positions
Australia 3 Year Government Bond Futures 6 AUD 681 03/22
1
Australia 10 Year Government Bond Futures 24 AUD 3,288 03/22
(4)
Canadian 5 Year Government Bond Futures 3 CAD 362 03/22
—
Euribor Futures 68 EUR 17,056 09/22
11
Euribor Futures 394 EUR 98,687 12/22
202
Euribor Futures 71 EUR 17,669 12/24
83
Euribor Futures 3 EUR 746 06/25
1
Euro-Bund Futures 80 EUR 13,530 03/22
368
Euro- Buxl 30 Year Bond Futures 5 EUR 1,017 03/22
10
Eurodollar Futures 142 USD 35,070 09/22
(5)
Eurodollar Futures 100 USD 24,598 03/23
94
Eurodollar Futures 335 USD 82,171 09/23
320
Eurodollar Futures 114 USD 27,946 06/24
107
Eurodollar Futures 90 USD 22,057 12/24
42
Eurodollar Futures 48 USD 11,762 09/25
10
ICE Three Month SONIA Index Futures 77 GBP 19,033 09/22
34
ICE Three Month SONIA Index Futures 3 GBP 740 12/22
2
ICE Three Month SONIA Index Futures 31 GBP 7,631 09/24
6
ICE Three Month SONIA Index Futures 59 GBP 14,531 12/24
79
ICE Three Month SONIA Index Futures 13 GBP 3,204 06/25
1
Japanese 10 Year Government Bond Futures 2 JPY 301,440 03/22
25
Long Gilt Futures 53 GBP 6,464 03/22
236
United States 2 Year Treasury Note Futures 16 USD 3,467 03/22
5
United States 10 Year Treasury Note Futures 7 USD 896 03/22
17
United States 10 Year Ultra Treasury Note Futures 22 USD 3,142 03/22
(17)
United States Treasury Ultra Bond Futures 17 USD 3,212 03/22 26
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (196)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group AUD 2,800 USD 2,001
02/24/22
21
Australia and New Zealand Banking Group AUD 5,700 USD 4,099
02/24/22
69
Australia and New Zealand Banking Group JPY 600,000 USD 5,233
02/24/22
18
JPMorgan Chase USD 227 EUR 200
03/16/22
(2)
JPMorgan Chase USD 835 JPY 95,000
03/16/22
(9)
JPMorgan Chase EUR 4,300 USD 4,872
02/24/22
39
JPMorgan Chase GBP 200 USD 272
02/24/22
3
Lloyds USD 1,375 EUR 1,200
03/16/22
(26)
Lloyds GBP 150 USD 206
03/16/22
4
Northern Trust EUR 350 USD 402
03/16/22
8
Northern Trust EUR 1,200 USD 1,354
03/16/22
5
Royal Bank of Canada USD 240 GBP 180
03/16/22
2
Royal Bank of Canada USD 835 JPY 95,000
03/16/22
(9)
Royal Bank of Canada EUR 600 USD 680
03/16/22
5
Royal Bank of Canada EUR 650 USD 740
03/16/22
10
Royal Bank of Canada EUR 11,633 USD 13,147
03/16/22
66

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada GBP 4,600 USD 6,104
03/16/22
(82)
State Street EUR 350 USD 397
03/16/22
3
State Street EUR 11,633 USD 13,148
03/16/22
67
State Street EUR 11,633 USD 13,148
03/16/22
67
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 259
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair  Value
$
Barclays
JPY 38,400 plus [JPY 3 Month
TONAR - 0.006%]
(2)
USD 337,731 plus [USD 3 Month
SOFR]
(2)
01/27/32
(1)
(3) (4)
Barclays
JPY 728,900 plus [JPY 3 Month
TONAR - 0.003%]
(2)
USD 6,411 plus [USD 3 Month
SOFR]
(2)
01/27/23
(11)
(66) (77)
JPMorgan Chase
AUD 22,400 plus [AUD 3 Month
BBSW + 3.302%]
(2)
USD 16,847 plus [USD 3 Month
LIBOR]
(2)
10/25/31
(122)
(940) (1,062)
JPMorgan Chase
AUD 33,000 plus [AUD 3 Month
BBSW + 0.295%]
(2)
USD 23,711 plus [USD 3 Month
LIBOR]
(2)
10/06/31
147
(670) (523)
JPMorgan Chase
USD 16,847 plus [USD 3 Month
LIBOR + 2.050%]
(2)
AUD 22,400 plus [AUD 3 Month
BBSW]
(2)
10/25/26
122
939 1,061
JPMorgan Chase
USD 23,711 plus [USD 3 Month
LIBOR]
(2)
AUD 33,000 plus [AUD 3 Month
BBSW + 0.1930%]
(2)
10/06/26
(147)
610 463
JPMorgan Chase
USD 6,748 plus [USD 3 Month
SOFR - 0.005%]
(2)
JPY 767,300 plus [JPY 3 Month
TONAR]
(2)
01/27/27
12
69 81
Total Open Currency Swap Contracts (å)
—
(61) (61)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CAD 2,000
3 Month Canadian
Dealer Offer Rate
(3)
1.723%
(3)
01/18/23
—
— —
Bank of America CAD 9,700
3 Month Canadian
Dealer Offer Rate
(3)
1.785%
(3)
06/16/23
—
12 12
Bank of America CAD 18,000 2.259%
(3)
3 Month Canadian
Dealer Offer Rate
(3)
01/17/24
—
(3) (3)
Bank of America CAD 12,000 2.103%
(3)
3 Month Canadian
Dealer Offer Rate
(3)
12/18/24
—
(31) (31)
Bank of America GBP 29,000 0.960%
(3)
Sterling Overnight Index
Average
(3)
08/07/25
—
(401) (401)
Bank of America EUR 12,000 0.129%
(4)
6 Month EURIBOR
(3)
10/15/25
—
(46) (46)
Bank of America EUR 19,000 0.290%
(4)
6 Month EURIBOR
(3)
01/17/26
—
(40) (40)
Bank of America CAD 28,200
3 Month Canadian
Dealer Offer Rate
(3)
2.306%
(3)
01/17/26
—
6 6
Bank of America CAD 10,000
3 Month Canadian
Dealer Offer Rate
(3)
1.828%
(3)
12/16/26
—
69 69
Bank of America AUD 19,000 6 Month BBSW
(3)
2.390%
(3)
01/13/27
—
2 2
Bank of America EUR 4,160 6 Month EURIBOR
(3)
0.396%
(4)
01/20/27
—
8 8
Bank of America GBP 19,000
12 Month Sterling
Overnight Index
Average
(3)
1.105%
(3)
08/06/28
—
48 48
Bank of America CAD 7,000 1.845%
(3)
3 Month Canadian
Dealer Offer Rate
(3)
12/16/28
—
(45) (45)
Bank of America EUR 9,000 6 Month EURIBOR
(3)
0.467%
(4)
01/18/29
—
20 20
Bank of America EUR 31,000 6 Month EURIBOR
(3)
0.790%
(4)
10/16/31
—
(49) (49)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America EUR 17,000 0.493%
(4)
6 Month EURIBOR
(3)
12/06/31
(82)
(65) (147)
Bank of America EUR 17,000 6 Month EURIBOR
(3)
0.493%
(4)
12/06/31
—
147 147
Bank of America EUR 2,000 0.714%
(4)
6 Month EURIBOR
(3)
01/17/32
—
(3) (3)
Bank of America CAD 5,000 2.568%
(3)
3 Month Canadian
Dealer Offer Rate
(3)
01/17/32
—
— —
Bank of America EUR 11,680 0.687%
(4)
6 Month EURIBOR
(3)
01/20/32
—
2 2
Bank of America AUD 46,000 2.330%
(3)
6 Month BBSW
(3)
09/24/33
—
(102) (102)
Bank of America AUD 30,000 2.529%
(3)
6 Month BBSW
(3)
10/01/33
—
(1) (1)
Bank of America EUR 110,000 0.969%
(4)
6 Month EURIBOR
(3)
10/15/33
—
192 192
Bank of America AUD 15,000 2.349%
(3)
6 Month BBSW
(3)
09/24/36
—
(73) (73)
Bank of America EUR 3,000 0.892%
(4)
6 Month EURIBOR
(3)
01/20/37
—
— —
Bank of America EUR 10,050 6 Month EURIBOR
(3)
0.903%
(4)
01/20/37
—
(5) (5)
Bank of America USD 1,000 1.875%
(3)
12 Month SOFR
(2)
01/26/37
—
(1) (1)
Bank of America AUD 21,000 6 Month BBSW
(3)
2.090%
(3)
09/24/41
—
104 104
Bank of America EUR 30,000 0.932%
(4)
3 Month EURIBOR
(3)
10/15/41
145
173 318
Bank of America EUR 47,000 6 Month EURIBOR
(3)
0.932%
(4)
10/15/41
—
(600) (600)
Bank of America AUD 9,000 6 Month BBSW
(3)
1.680%
(3)
09/24/51
—
86 86
Bank of America AUD 7,700 6 Month BBSW
(3)
1.856%
(3)
10/01/51
—
17 17
Bank of America USD 3,000 SOFR
(3)
0.336%
(4)
01/20/52
—
(18) (18)
Bank of America EUR 1,000 0.100%
(4)
6 Month EURIBOR
(3)
01/22/72 —
10 10
Total Open Interest Rate Swap Contracts (å)
63
(587) (524)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Aegon N.V. Goldman Sachs
Sell
1.211% EUR 500 1.000%
(2)
12/20/26
(5)
(1) (6)
AES Corp. Goldman Sachs
Sell
1.126% USD 100 5.000%
(2)
12/20/26
20
(2) 18
AK Steel Corp. JPMorgan Chase
Sell
0.894% USD 175 5.000%
(2)
06/20/25
1
23 24
Anglo American plc JPMorgan Chase
Sell
1.177% EUR 700 5.000%
(2)
12/20/26
154
(9) 145
Arcelor Mittal Goldman Sachs
Sell
1.530% EUR 200 5.000%
(2)
12/20/26
41
(3) 38
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Barclays
Sell
3.360% EUR 330 5.000%
(2)
12/20/26
38
(10) 28
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
3.360% EUR 100 5.000%
(2)
12/20/26
12
(4) 8
AT&T Inc. Barclays
Sell
0.532% USD 1,100 1.000%
(2)
12/20/24
18
(3) 15
Banco Santander, S.A. Goldman Sachs
Sell
1.414% EUR 150 1.000%
(2)
12/20/26
(2)
(1) (3)
Barclays JPMorgan Chase
Sell
1.163% EUR 400 1.000%
(2)
12/20/26
(2)
(2) (4)
Calpine Corp Goldman Sachs
Sell
3.825% USD 103 5.000%
(2)
12/20/26
8
(3) 5
Calpine Corp. JPMorgan Chase
Sell
3.941% USD 400 5.000%
(2)
12/20/26
24
(6) 18
Cellnex Telecom, S.A. Bank of America
Sell
1.657% EUR 400 5.000%
(2)
12/20/26
83
(12) 71
Cleveland-Cliffs Inc. Barclays
Sell
3.005% USD 175 5.000%
(2)
12/20/26
19
(4) 15
Cleveland-Cliffs Inc. Goldman Sachs
Sell
3.005% USD 144 5.000%
(2)
12/20/26
18
(5) 13
Cleveland-Cliffs Inc. JPMorgan Chase
Sell
3.005% USD 106 5.000%
(2)
12/20/26
12
(3) 9

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CNH Industrial N.V. Bank of America
Sell
0.944% EUR 300 5.000%
(2)
12/20/26
71
(5) 66
CNH Industrial N.V. Credit Suisse
Sell
1.123% EUR 250 5.000%
(2)
12/20/26
54
(2) 52
CNH Industrial N.V. Goldman Sachs
Sell
1.123% EUR 350 5.000%
(2)
12/20/26
81
(8) 73
Credit Suisse Group AG JPMorgan Chase
Sell
1.134% EUR 250 1.000%
(2)
12/20/26
—
(2) (2)
Crown European Holdings Bank of America
Sell
1.460% EUR 800 1.000%
(2)
12/20/26
(25)
5 (20)
CSC Holdings, LLC Goldman Sachs
Sell
3.951% USD 659 5.000%
(2)
12/20/26
39
(9) 30
CSC Holdings, LLC Goldman Sachs
Sell
4.090% USD 91 5.000%
(2)
12/20/26
7
(3) 4
Dell Goldman Sachs
Sell
0.856% USD 800 1.000%
(2)
12/20/26
3
2 5
Elis Barclays
Sell
1.875% EUR 400 5.000%
(2)
12/20/26
75
(9) 66
Ford Motor Company Goldman Sachs
Sell
1.813% USD 100 5.000%
(2)
12/20/26
16
(2) 14
General Electric Co. Goldman Sachs
Sell
0.822% USD 200 1.000%
(2)
12/20/26
2
— 2
General Motors Company JPMorgan Chase
Sell
1.214% USD 550 5.000%
(2)
12/20/26
103
(7) 96
Iron Mountain Incorporated Goldman Sachs
Sell
2.278% USD 645 5.000%
(2)
12/20/26
101
(22) 79
J Sainsbury PLC JPMorgan Chase
Sell
1.127% EUR 650 1.000%
(2)
12/20/26
9
(13) (4)
KB Home Goldman Sachs
Sell
1.932% USD 500 5.000%
(2)
12/20/26
67
3 70
KB Home JPMorgan Chase
Sell
1.932% USD 300 5.000%
(2)
12/20/26
49
(7) 42
Koninklijke KPN N.V. Bank of America
Sell
0.505% EUR 950 1.000%
(2)
12/20/24
17
(2) 15
Kraft Heinz Foods Co. Goldman Sachs
Sell
0.893% USD 685 1.000%
(2)
12/20/26
6
(3) 3
L Brands, Inc. Bank of America
Sell
2.350% USD 550 1.000%
(2)
12/20/26
(13)
(20) (33)
Lennar Corporation JPMorgan Chase
Sell
1.125% USD 1,100 5.000%
(2)
12/20/26
210
(12) 198
Lumen Technologies, Inc. Goldman Sachs
Sell
3.485% USD 440 1.000%
(2)
12/20/26
(40)
(7) (47)
NatWest Group plc Goldman Sachs
Sell
1.075% EUR 150 1.000%
(2)
12/20/26
—
(1) (1)
Navient Corporation JPMorgan Chase
Sell
4.254% USD 275 5.000%
(2)
12/20/26
21
(12) 9
Nordstrom, Inc. Goldman Sachs
Sell
3.685% USD 200 1.000%
(2)
12/20/26
(12)
(12) (24)
NRG Energy, Inc. Credit Suisse
Sell
2.380% USD 160 5.000%
(2)
12/20/26
23
(4) 19
NRG Energy, Inc. JPMorgan Chase
Sell
2.380% USD 350 5.000%
(2)
12/20/26
49
(8) 41
Occidental Petroleum
Corp. Goldman Sachs
Sell
1.717% USD 480 1.000%
(2)
12/20/26
(20)
4 (16)
Occidental Petroleum
Corp. JPMorgan Chase
Sell
1.717% USD 83 1.000%
(2)
12/20/26
(4)
1 (3)
OI European Group B.V. Goldman Sachs
Sell
3.333% EUR 100 5.000%
(2)
12/20/26
11
(3) 8
OI European Group B.V. JPMorgan Chase
Sell
3.333% EUR 275 5.000%
(2)
12/20/26
37
(14) 23
Prudential Co. Goldman Sachs
Sell
1.078% EUR 100 1.000%
(2)
12/20/26
(1)
1 —
Prudential Co. JPMorgan Chase
Sell
1.078% EUR 200 1.000%
(2)
12/20/26
—
(1) (1)
PulteGroup, Inc. Credit Suisse
Sell
1.098% USD 77 1.000%
(2)
12/20/26
—
— —
PulteGroup, Inc. JPMorgan Chase
Sell
1.135% USD 300 5.000%
(2)
12/20/26
58
(4) 54
Rexel USA JPMorgan Chase
Sell
1.666% EUR 520 5.000%
(2)
12/20/26
112
(20) 92
Schaeffler AG Bank of America
Sell
1.592% EUR 250 5.000%
(2)
12/20/26
46
(1) 45
Schaeffler AG Goldman Sachs
Sell
1.592% EUR 100 5.000%
(2)
12/20/26
19
(1) 18
Siemens Aktiengesellschaft Goldman Sachs
Sell
0.188% EUR 75 1.000%
(2)
12/20/24
2
— 2
Smurfit Kappa Acquisitions
ULC Goldman Sachs
Sell
0.643% EUR 425 5.000%
(2)
12/20/26
107
(5) 102
Stellantis NV Goldman Sachs
Sell
1.208% EUR 750 5.000%
(2)
12/20/26
167
(14) 153
Telecom Italia SpA JPMorgan Chase
Sell
2.553% EUR 800 1.000%
(2)
12/20/26
(33)
(31) (64)
Telefonica, S.A. Bank of America
Sell
0.413% EUR 250 1.000%
(2)
12/20/24
5
— 5
Tesco PLC Barclays
Sell
0.766% EUR 850 1.000%
(2)
12/20/26
14
(3) 11
Thyssenkrupp Ag Barclays
Sell
1.894% EUR 150 1.000%
(2)
06/20/25
(14)
9 (5)
T-Mobile Goldman Sachs
Sell
1.225% USD 350 5.000%
(2)
12/20/26
63
(2) 61
Toll Brothers Finance
Corp. Goldman Sachs
Sell
1.267% USD 800 1.000%
(2)
12/20/26
(10)
— (10)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
U.S. Steel Goldman Sachs
Sell
4.170% USD 250 5.000%
(2)
12/20/26
14
(5) 9
U.S. Steel JPMorgan Chase
Sell
4.170% USD 100 5.000%
(2)
12/20/26
5
(1) 4
UniCredit SpA JPMorgan Chase
Sell
2.055% EUR 200 1.000%
(2)
12/20/26
(10)
(1) (11)
Valeo SA Goldman Sachs
Sell
0.901% EUR 100 1.000%
(2)
12/20/24
1
(1) —
Valeo SA JPMorgan Chase
Sell
1.588% EUR 150 1.000%
(2)
12/20/26
(3)
(2) (5)
Vodafone Group Plc Goldman Sachs
Sell
0.434% EUR 300 1.000%
(2)
12/20/24
6
— 6
Vodafone Group Plc JPMorgan Chase Sell 0.434% EUR 75 1.000%
(2)
12/20/24
2
(1) 1
Total Open Corporate Issues Contracts
1,926
(300) 1,626
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley
Purchase
USD 3,000 (5.000%)
(2)
12/20/26
(194)
(13) (207)
CDX NA Investment Grade
Index Morgan Stanley
Purchase
USD — (5.000%)
(2)
12/20/26
1
(1) —
Markit iTraxx Europe Morgan Stanley
Purchase
EUR 2,000 (5.000%)
(2)
12/20/26
(218)
6 (212)
Markit iTraxx Europe Morgan Stanley Sell EUR 400 5.000%
(2)
12/20/26
44
(1) 43
Total Open Credit Indices Contracts
(367)
(9) (376)
Total Open Credit Default Swap Contracts (å)
1,559
(309) 1,250
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 12,978 $ —
$ —
$ 12,978
International Debt — 26,055 —
—
26,055
Loan Agreements — 992 —
—
992
Non-US Bonds — 45,187 —
—
45,187
United States Government Treasuries — 6,693 —
—
6,693
Options Purchased — 6,104 —
—
6,104
Short-Term Investments — 1,106 — 56,335 57,441
Total Investments
— 99,115 — 56,335 155,450
Other Financial Instruments
Assets
Futures Contracts 1,731 — — — 1,731
Foreign Currency Exchange Contracts — 387 — — 387
Currency Swap Contracts — 1,605 — — 1,605
Interest Rate Swap Contracts — 1,041 — — 1,041
Credit Default Swap Contracts — 1,928 — — 1,928
Liabilities

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts (1,927) — — — (1,927)
Foreign Currency Exchange Contracts — (128) — — (128)
Currency Swap Contracts — (1,666) — — (1,666)
Interest Rate Swap Contracts — (1,565) — — (1,565)
Credit Default Swap Contracts — (678) — — (678)
Total Other Financial Instruments
*
$ (196) $ 924 $ — $ — $ 728
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
6,945
Austria ....................................................................................
340
Belgium ..................................................................................
437
Brazil ......................................................................................
1,971
Cayman Islands .......................................................................
409
Chile .......................................................................................
702
China ......................................................................................
1,180
Colombia .................................................................................
396
Cyprus ....................................................................................
107
Denmark .................................................................................
255
France .....................................................................................
5,723
Germany .................................................................................
7,140
Greece ....................................................................................
225
Hong Kong ..............................................................................
732
India .......................................................................................
1,161
Ireland ....................................................................................
4,833
Italy ........................................................................................
4,241
Japan ......................................................................................
5,249
Luxembourg ............................................................................
2,779
Mauritius ................................................................................
196
Mexico ....................................................................................
968
Netherlands ............................................................................
4,605
Norway ....................................................................................
204
Poland .....................................................................................
677
Portugal ..................................................................................
440
Russia .....................................................................................
246
Spain .......................................................................................
3,032
Sweden ....................................................................................
1,755
Switzerland .............................................................................
1,947
Turkey .....................................................................................
1,300

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Amounts in thousands
Country Exposure
Fair Value
$
United Kingdom ......................................................................
4,642
United States ...........................................................................
90,489
Zambia ....................................................................................
124
Total Investments .................................................................... 155,450

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.8%
Asset-Backed Securities - 2.8%
Arbor Realty Collateralized Loan
Obligation, Ltd.
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 11,240
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
1.339% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 9,031 9,031
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 1,195 1,168
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 4,937 4,838
CLI Funding VIII LLC
Series 2022-1A Class A1
2.720% due 01/18/47 (Þ) 15,400 15,484
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 626 643
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 8,068 8,126
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 2,195 2,155
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
1.324% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,147
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 4,206 4,122
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,625 3,624
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 3,475 3,520
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,133
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 619 658
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 488 492
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 745 774
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 2,913 2,896
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.352% due 07/25/51 4,087 4,086
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.428% due 10/25/36 30 30
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 13,272 13,255
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 7,620 7,481
Towd Point Mortgage Trust
Series 2019-SJ1 Class M1
4.400% due 11/25/58 (~)(Ê)(Þ) 870 869
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 7,290 7,243
109,015
Corporate Bonds and Notes - 20.9%
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 4,155 4,072
Abbott Laboratories
4.750% due 11/30/36 3,426 4,173
4.900% due 11/30/46 320 407
AbbVie, Inc.
3.600% due 05/14/25 1,400 1,465
Series WI
3.800% due 03/15/25 610 641
2.950% due 11/21/26 2,730 2,808
3.200% due 11/21/29 2,190 2,255
4.050% due 11/21/39 2,540 2,736
4.250% due 11/21/49 330 367
Adobe, Inc.
2.150% due 02/01/27 2,310 2,317
Air Lease Corp.
0.700% due 02/15/24 2,040 1,983
3.375% due 07/01/25 1,990 2,032
1.875% due 08/15/26 1,420 1,362
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 760 704
3.000% due 05/18/51 830 770
Ally Financial, Inc.
8.000% due 11/01/31 2,351 3,126
Alphabet, Inc.
1.900% due 08/15/40 440 375
2.050% due 08/15/50 150 124
2.250% due 08/15/60 220 178
Altria Group, Inc.
2.350% due 05/06/25 120 121
4.400% due 02/14/26 331 356
4.800% due 02/14/29 797 876

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.450% due 02/04/32 1,980 1,800
3.400% due 02/04/41 1,660 1,430
4.500% due 05/02/43 3,122 3,051
3.875% due 09/16/46 260 233
5.950% due 02/14/49 170 197
Amazon.com, Inc.
2.100% due 05/12/31 1,530 1,486
2.500% due 06/03/50 340 301
3.100% due 05/12/51 910 900
Series WI
2.800% due 08/22/24 3,867 3,979
3.150% due 08/22/27 370 389
3.875% due 08/22/37 270 301
4.250% due 08/22/57 110 133
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 570 584
5.750% due 04/20/29 (Þ) 210 215
American Express Co.
2.500% due 07/30/24 500 510
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 330 316
American International Group, Inc.
4.750% due 04/01/48 150 181
American Tower Corp.
3.000% due 06/15/23 3,849 3,928
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 740 726
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 409
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 940 933
3.833% due 03/11/51 (Þ) 820 839
Amgen, Inc.
4.400% due 05/01/45 180 198
Series WI
4.663% due 06/15/51 180 213
Anthem, Inc.
4.101% due 03/01/28 400 434
4.375% due 12/01/47 80 91
Aon Corp.
8.205% due 01/01/27 1,109 1,363
Apache Corp.
5.100% due 09/01/40 128 134
4.750% due 04/15/43 309 313
4.250% due 01/15/44 120 115
5.350% due 07/01/49 194 204
Apache Finance Canada Corp.
7.750% due 12/15/29 400 487
Apple, Inc.
4.500% due 02/23/36 3,219 3,847
2.650% due 05/11/50 860 779
Applied Materials, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.100% due 10/01/35 3,049 3,782
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,566
AT&T, Inc.
3.800% due 02/15/27 590 628
4.250% due 03/01/27 200 217
6.950% due 01/15/28 1,810 2,214
1.650% due 02/01/28 510 485
4.500% due 05/15/35 530 585
3.100% due 02/01/43 1,290 1,186
4.800% due 06/15/44 251 284
4.350% due 06/15/45 47 50
3.300% due 02/01/52 50 46
3.500% due 02/01/61 760 693
Series WI
4.450% due 04/01/24 3,770 3,965
4.300% due 02/15/30 270 297
2.550% due 12/01/33 120 113
6.375% due 03/01/41 140 189
3.500% due 09/15/53 740 703
3.550% due 09/15/55 150 142
3.800% due 12/01/57 1,410 1,380
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 610 657
Bank of America Corp.
4.000% due 01/22/25 120 126
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 434
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 75
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 2,550 2,550
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 3,640 3,373
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,400 2,352
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 1,259
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,090 1,056
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,990 1,847
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 283
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,930 1,904
5.000% due 01/21/44 745 921
4.875% due 04/01/44 2,370 2,900
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 69
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 1,350 1,517
Series GMTN

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 03/03/26 160 173
3.500% due 04/19/26 200 211
Bank of America NA
Series BKNT
6.000% due 10/15/36 3,006 3,933
BAT Capital Corp.
Series WI
3.557% due 08/15/27 910 931
Becton Dickinson and Co.
3.363% due 06/06/24 3,871 3,999
4.685% due 12/15/44 79 92
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 950 950
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 2,995
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 3,197 3,650
Berkshire Hathaway, Inc.
4.500% due 02/11/43 3,163 3,722
Berry Global, Inc.
Series WI
0.950% due 02/15/24 4,119 4,051
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 1,380 1,383
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 1,767 1,847
Blackstone Holdings Finance Co. LLC
3.200% due 01/30/52 (Þ) 1,010 959
Boardwalk Pipelines, LP
4.800% due 05/03/29 1,963 2,149
Boeing Co. (The)
4.875% due 05/01/25 1,000 1,076
2.196% due 02/04/26 3,280 3,224
3.100% due 05/01/26 120 122
2.700% due 02/01/27 140 140
2.800% due 03/01/27 150 150
3.200% due 03/01/29 1,260 1,266
5.150% due 05/01/30 700 788
3.250% due 02/01/35 300 287
5.705% due 05/01/40 590 710
3.750% due 02/01/50 1,170 1,133
5.805% due 05/01/50 250 314
3.950% due 08/01/59 1,030 987
5.930% due 05/01/60 120 152
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 318
BP Capital Markets America, Inc.
2.750% due 05/10/23 3,063 3,122
3.410% due 02/11/26 500 524
3.119% due 05/04/26 20 21
3.000% due 02/24/50 3,370 3,064
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bristol-Myers Squibb Co.
2.350% due 11/13/40 270 239
Series WI
3.900% due 02/20/28 1,305 1,420
3.400% due 07/26/29 790 838
5.000% due 08/15/45 1,055 1,324
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 1,150 1,092
Brown & Brown, Inc.
4.200% due 09/15/24 3,753 3,954
Buckeye Partners, LP
3.950% due 12/01/26 529 528
5.850% due 11/15/43 236 216
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 340 391
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 650 681
3.900% due 05/15/27 (Þ) 1,240 1,310
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 250 254
Capital One Financial Corp.
3.500% due 06/15/23 3,911 4,017
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 3,196
Carrier Global Corp.
Series WI
2.493% due 02/15/27 3,993 4,018
2.700% due 02/15/31 20 20
3.577% due 04/05/50 110 109
CBL & Associates HoldCo II LLC
10.000% due 11/15/29 116 116
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 2,296 2,356
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 240 246
4.500% due 08/15/30 (Þ) 50 49
Series WI
4.500% due 05/01/32 1,250 1,204
Centene Corp.
Series WI
4.250% due 12/15/27 280 287
4.625% due 12/15/29 990 1,030
3.375% due 02/15/30 620 608
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 650 769
CenturyLink, Inc.
Series G
6.875% due 01/15/28 253 271
Charles Schwab Corp. (The)
2.000% due 03/20/28 500 492
Series H

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 890 872
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% due 01/15/29 1,590 1,497
3.500% due 06/01/41 730 654
3.500% due 03/01/42 1,010 906
5.750% due 04/01/48 1,320 1,516
3.850% due 04/01/61 230 198
3.950% due 06/30/62 640 564
Series WI
4.908% due 07/23/25 3,973 4,287
3.750% due 02/15/28 320 333
6.384% due 10/23/35 70 86
6.484% due 10/23/45 60 75
6.834% due 10/23/55 80 106
Cheniere Energy Partners, LP
3.250% due 01/31/32 (Þ) 880 828
Chevron Corp.
2.895% due 03/03/24 3,731 3,835
3.850% due 01/15/28 210 228
2.343% due 08/12/50 470 404
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 510 504
Cigna Corp.
2.400% due 03/15/30 610 589
3.200% due 03/15/40 1,600 1,540
Series WI
4.375% due 10/15/28 1,940 2,135
4.800% due 08/15/38 790 908
Cimarex Energy Co.
4.375% due 03/15/29 500 518
Cintas Corp. No. 2
3.700% due 04/01/27 340 364
Cisco Systems, Inc.
3.625% due 03/04/24 2,347 2,450
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 2,270 2,318
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 340 349
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 321
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 820 825
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 737
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 331
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,710 3,597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.520% due 11/03/32 (SOFR +
1.177%)(Ê) 1,310 1,262
8.125% due 07/15/39 1,595 2,563
6.675% due 09/13/43 2,774 3,945
4.650% due 07/23/48 235 283
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 930 907
Clorox Co. (The)
1.800% due 05/15/30 770 728
CNH Industrial Capital LLC
1.950% due 07/02/23 4,081 4,099
Coca-Cola Co. (The)
1.450% due 06/01/27 3,587 3,488
1.375% due 03/15/31 330 300
4.125% due 03/25/40 430 493
2.500% due 06/01/40 20 19
Comcast Corp.
3.700% due 04/15/24 3,381 3,525
3.400% due 04/01/30 830 878
4.250% due 10/15/30 330 369
7.050% due 03/15/33 530 734
3.250% due 11/01/39 180 180
3.750% due 04/01/40 70 74
3.400% due 07/15/46 50 50
4.000% due 03/01/48 320 346
2.887% due 11/01/51 (Þ) 1,143 1,035
2.937% due 11/01/56 (Þ) 109 96
2.987% due 11/01/63 (Þ) 454 400
CommonSpirit Health
2.782% due 10/01/30 320 320
4.350% due 11/01/42 50 55
3.910% due 10/01/50 320 337
Commonwealth Edison Co.
6.450% due 01/15/38 440 603
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 390 417
Constellation Brands, Inc.
4.250% due 05/01/23 3,747 3,874
4.750% due 11/15/24 290 312
Consumers Energy Co.
2.500% due 05/01/60 390 320
Continental Resources, Inc.
4.500% due 04/15/23 440 451
2.268% due 11/15/26 (Þ) 330 319
2.875% due 04/01/32 (Þ) 470 442
Series WI
4.375% due 01/15/28 1,060 1,118
Corning, Inc.
3.900% due 11/15/49 140 148
Costco Wholesale Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 05/18/24 3,931 4,035
1.600% due 04/20/30 460 433
Coterra Energy, Inc.
4.375% due 03/15/29 (Þ) 1,110 1,212
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 600 610
Crown Castle International Corp.
5.200% due 02/15/49 3,028 3,669
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 413
CVS Health Corp.
3.625% due 04/01/27 150 159
4.300% due 03/25/28 371 404
3.250% due 08/15/29 385 397
3.750% due 04/01/30 400 425
2.125% due 09/15/31 790 745
4.780% due 03/25/38 960 1,107
4.125% due 04/01/40 180 194
2.700% due 08/21/40 1,640 1,465
5.125% due 07/20/45 180 219
5.050% due 03/25/48 290 355
Danaher Corp.
2.800% due 12/10/51 490 444
DCP Midstream Operating, LP
8.125% due 08/16/30 146 191
3.250% due 02/15/32 430 406
6.450% due 11/03/36 (Þ) 200 253
5.600% due 04/01/44 175 203
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 310 297
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 270 388
Delta Air Lines, Inc.
3.800% due 04/19/23 140 141
2.900% due 10/28/24 843 832
7.000% due 05/01/25 (Þ) 1,190 1,333
4.500% due 10/20/25 (Þ) 650 674
7.375% due 01/15/26 440 501
4.750% due 10/20/28 (Þ) 750 801
3.750% due 10/28/29 70 68
Devon Energy Corp.
5.850% due 12/15/25 900 1,014
7.875% due 09/30/31 20 28
5.600% due 07/15/41 350 420
5.000% due 06/15/45 1,540 1,778
Series WI
5.250% due 10/15/27 91 95
5.875% due 06/15/28 519 560
4.500% due 01/15/30 790 838
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 2,996
Diamondback Energy, Inc.
3.500% due 12/01/29 1,490 1,533
4.400% due 03/24/51 600 652
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 640 612
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 310 321
DPL, Inc.
Series AI
4.350% due 04/15/29 164 168
DR Horton, Inc.
2.500% due 10/15/24 1,000 1,013
Duke Energy Carolinas LLC
6.100% due 06/01/37 660 862
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 278
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 148
2.125% due 06/01/30 460 439
eBay, Inc.
2.600% due 05/10/31 270 263
Edison International
4.950% due 04/15/25 580 624
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 680 690
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 400 399
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,170 1,404
Embarq Corp.
7.995% due 06/01/36 313 322
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,935
Energy Transfer Operating, LP
4.500% due 04/15/24 1,100 1,153
2.900% due 05/15/25 320 324
3.750% due 05/15/30 570 585
6.125% due 12/15/45 440 518
6.250% due 04/15/49 120 146
Series 10Y
4.950% due 06/15/28 160 177
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 670 685
Energy Transfer, LP
5.500% due 06/01/27 1,140 1,277

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 416
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 1,060 1,062
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 2,120 2,156
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 810 832
EnLink Midstream Partners, LP
5.450% due 06/01/47 93 83
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,050
Enterprise Products Operating LLC
4.150% due 10/16/28 680 745
2.800% due 01/31/30 380 382
7.550% due 04/15/38 40 56
5.700% due 02/15/42 140 174
4.850% due 03/15/44 340 385
3.700% due 01/31/51 890 874
3.300% due 02/15/53 570 526
3.950% due 01/31/60 600 598
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,220 1,194
Series D
6.875% due 03/01/33 770 1,011
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 3,386
EOG Resources, Inc.
4.150% due 01/15/26 230 248
4.375% due 04/15/30 900 1,009
4.950% due 04/15/50 150 190
EPR Properties Co.
4.500% due 06/01/27 3,000 3,095
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 399 429
EQT Corp.
3.125% due 05/15/26 (Þ) 130 127
3.900% due 10/01/27 780 786
7.000% due 02/01/30 430 512
3.625% due 05/15/31 (Þ) 110 109
Equifax, Inc.
2.350% due 09/15/31 1,400 1,317
Equities Corp.
6.125% due 02/01/25 30 32
Exelon Corp.
4.950% due 06/15/35 2,200 2,509
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 2,923
Exxon Mobil Corp.
3.482% due 03/19/30 200 214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.227% due 03/19/40 840 951
4.114% due 03/01/46 250 280
4.327% due 03/19/50 60 71
3.452% due 04/15/51 360 373
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 3,782 3,937
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 450 494
Fifth Third Bancorp
3.650% due 01/25/24 3,679 3,811
First Horizon Corp.
3.550% due 05/26/23 3,935 4,021
FirstEnergy Corp.
2.050% due 03/01/25 161 157
Series B
3.900% due 07/15/27 1,020 1,039
Series C
7.375% due 11/15/31 770 986
4.850% due 07/15/47 497 540
3.400% due 03/01/50 325 292
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 463 482
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 2,110 1,982
Florida Power & Light Co.
3.150% due 10/01/49 150 149
Ford Holdings LLC
9.300% due 03/01/30 266 357
Ford Motor Co.
4.346% due 12/08/26 583 605
3.250% due 02/12/32 1,220 1,160
4.750% due 01/15/43 356 364
5.291% due 12/08/46 135 148
Ford Motor Credit Co. LLC
2.300% due 02/10/25 910 893
5.125% due 06/16/25 200 210
2.700% due 08/10/26 1,320 1,279
4.125% due 08/17/27 480 492
5.113% due 05/03/29 1,014 1,085
Series GMTN
4.389% due 01/08/26 281 289
Fortinet, Inc.
2.200% due 03/15/31 1,470 1,388
Fox Corp.
Series WI
5.476% due 01/25/39 370 448
Freeport-McMoRan, Inc.
4.550% due 11/14/24 500 525
5.400% due 11/14/34 673 777
FS KKR Capital Corp.
3.400% due 01/15/26 4,006 3,992

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 2,266 2,584
General Dynamics Corp.
3.250% due 04/01/25 140 146
3.500% due 05/15/25 60 63
3.625% due 04/01/30 370 401
4.250% due 04/01/40 800 922
4.250% due 04/01/50 90 108
General Electric Co.
Series MTNA
6.750% due 03/15/32 1,647 2,162
General Mills, Inc.
3.700% due 10/17/23 3,869 4,004
General Motors Co.
4.875% due 10/02/23 3,280 3,447
5.400% due 10/02/23 180 191
6.125% due 10/01/25 320 361
6.250% due 10/02/43 450 575
6.750% due 04/01/46 390 527
General Motors Financial Co., Inc.
4.150% due 06/19/23 3,813 3,935
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,780 1,734
Gilead Sciences, Inc.
5.650% due 12/01/41 190 247
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 606 638
5.375% due 04/15/26 1,167 1,261
5.300% due 01/15/29 1,806 1,987
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 545
3.500% due 11/16/26 590 614
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 770 812
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 129
3.800% due 03/15/30 1,450 1,543
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 1,930 1,880
5.150% due 05/22/45 620 754
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 3,210 3,040
Golub Capital BDC, Inc.
3.375% due 04/15/24 3,892 3,953
Halliburton Co.
5.000% due 11/15/45 90 103
Hartford Financial Services Group, Inc.
6.625% due 03/30/40 2,344 3,274
HCA, Inc.
7.690% due 06/15/25 322 366
5.125% due 06/15/39 160 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hershey Co. (The)
1.700% due 06/01/30 580 551
Hexcel Corp.
4.700% due 08/15/25 2,964 3,160
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 440
Home Depot, Inc. (The)
2.500% due 04/15/27 4,032 4,115
3.900% due 12/06/28 40 44
2.700% due 04/15/30 330 335
3.300% due 04/15/40 150 152
3.350% due 04/15/50 460 467
Howmet Aerospace, Inc.
5.125% due 10/01/24 192 201
5.950% due 02/01/37 437 490
HSBC Holdings PLC
7.200% due 07/15/97 2,189 3,569
Humana, Inc.
4.500% due 04/01/25 80 86
8.150% due 06/15/38 2,243 3,447
4.625% due 12/01/42 150 173
4.950% due 10/01/44 210 252
IHS Markit, Ltd.
4.125% due 08/01/23 359 361
Intel Corp.
2.800% due 08/12/41 370 346
3.200% due 08/12/61 740 686
International Business Machines Corp.
3.625% due 02/12/24 3,814 3,966
International Paper Co.
8.700% due 06/15/38 1,225 1,932
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 3,874
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,424
Johnson & Johnson
2.100% due 09/01/40 770 680
2.450% due 09/01/60 540 467
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 3,933 3,863
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 54
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 253
8.750% due 09/01/30 800 1,168
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 490 487
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 166
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,450 1,440

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 2,150 1,992
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,910 1,857
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 300 291
4.950% due 06/01/45 700 849
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 390 448
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 280 270
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 1,930 1,942
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 900 865
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 152
Series 2019
3.266% due 11/01/49 90 93
Series 2021
2.810% due 06/01/41 330 313
3.002% due 06/01/51 70 68
Kimco Realty Corp.
2.250% due 12/01/31 1,230 1,161
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,904 3,843
5.500% due 03/01/44 40 46
5.400% due 09/01/44 30 35
Kinder Morgan, Inc.
4.300% due 06/01/25 750 799
4.300% due 03/01/28 410 444
5.550% due 06/01/45 310 369
5.050% due 02/15/46 170 191
5.200% due 03/01/48 180 208
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 63
3.250% due 12/15/51 (Þ) 130 122
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 350 424
Kraft Heinz Foods Co.
6.875% due 01/26/39 377 511
7.125% due 08/01/39 (Þ) 428 605
Series WI
3.000% due 06/01/26 681 688
5.200% due 07/15/45 855 991
4.875% due 10/01/49 728 826
Kroger Co. (The)
3.850% due 08/01/23 3,923 4,045
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 480 459
3.150% due 10/15/31 (Þ) 1,270 1,188
4.100% due 10/15/41 (Þ) 910 818
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L Brands, Inc.
7.600% due 07/15/37 65 75
L3Harris Technologies, Inc.
2.900% due 12/15/29 1,770 1,786
Laboratory Corp. of America Holdings
3.250% due 09/01/24 3,848 3,969
Lam Research Corp.
1.900% due 06/15/30 510 487
2.875% due 06/15/50 210 196
Las Vegas Sands Corp.
3.200% due 08/08/24 1,640 1,660
2.900% due 06/25/25 6,873 6,847
Lehman Brothers Holdings, Inc.
Zero coupon due 09/27/27 (Æ)(Ø) 735 4
6.875% due 05/02/49 (Æ)(Ø) 682 4
6.625% due 12/31/49 (Æ)(Ø) 456 2
Lennar Corp.
4.500% due 04/30/24 3,766 3,959
Series WI
5.000% due 06/15/27 20 22
4.750% due 11/29/27 70 77
Lennox International, Inc.
1.700% due 08/01/27 400 384
Liberty Interactive LLC
8.250% due 02/01/30 294 305
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 430 441
3.875% due 06/01/29 (Þ) 460 452
Lockheed Martin Corp.
1.850% due 06/15/30 520 498
4.500% due 05/15/36 100 117
Series B
6.150% due 09/01/36 2,696 3,628
Lowe's Cos., Inc.
3.875% due 09/15/23 3,844 3,976
4.500% due 04/15/30 210 237
1.700% due 10/15/30 510 467
2.800% due 09/15/41 370 338
3.000% due 10/15/50 660 603
LPL Holdings, Inc.
4.375% due 05/15/31 (Þ) 310 304
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 110 103
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 345 316
6.375% due 03/15/37 50 50
Main Street Capital Corp.
5.200% due 05/01/24 3,798 3,981
Markel Corp.
5.000% due 05/20/49 2,599 3,169
Marriott International, Inc.
Series FXD

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 04/15/24 400 414
Mars, Inc.
2.375% due 07/16/40 (Þ) 870 783
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 3,805 3,979
2.375% due 12/15/31 870 841
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 790 790
Mastercard, Inc.
3.300% due 03/26/27 480 508
3.850% due 03/26/50 680 763
Mattel, Inc.
6.200% due 10/01/40 73 90
McDonald's Corp.
3.500% due 07/01/27 3,889 4,117
3.600% due 07/01/30 310 332
4.450% due 03/01/47 300 342
4.450% due 09/01/48 300 345
3.625% due 09/01/49 60 61
4.200% due 04/01/50 530 594
MDC Holdings, Inc.
2.500% due 01/15/31 560 525
6.000% due 01/15/43 260 304
Merck & Co., Inc.
2.800% due 05/18/23 3,974 4,062
1.450% due 06/24/30 290 269
2.350% due 06/24/40 420 376
Microchip Technology, Inc.
0.972% due 02/15/24 1,620 1,586
0.983% due 09/01/24 (Þ) 640 622
Micron Technology, Inc.
2.703% due 04/15/32 560 535
3.366% due 11/01/41 30 29
Microsoft Corp.
3.625% due 12/15/23 3,868 4,025
3.300% due 02/06/27 70 74
3.450% due 08/08/36 450 490
2.525% due 06/01/50 1,110 1,005
2.921% due 03/17/52 300 293
Mid-America Apartments, LP
3.750% due 06/15/24 3,861 4,024
MidAmerican Energy Co.
3.650% due 04/15/29 160 173
3.150% due 04/15/50 370 366
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,969
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 1,320 1,403
Molson Coors Brewing Co.
4.200% due 07/15/46 160 167
Mondelez International, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 09/19/24 (Þ) 1,696 1,712
1.875% due 10/15/32 3,796 3,485
2.625% due 09/04/50 190 166
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 690 709
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 130
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 560 541
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 285
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 280 256
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 960 926
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 1,690 1,570
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 2,590 2,569
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 44
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 110 109
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 670 632
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 3,237 3,787
MPLX, LP
4.800% due 02/15/29 430 477
4.500% due 04/15/38 770 823
4.700% due 04/15/48 150 164
Series 0006
5.200% due 03/01/47 150 174
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 300 308
4.625% due 08/01/29 280 288
Murphy Oil Corp.
7.050% due 05/01/29 30 32
5.875% due 12/01/42 91 87
Nasdaq, Inc.
4.250% due 06/01/24 1,523 1,601
2.500% due 12/21/40 460 405
Navient Corp.
Series MTN
5.625% due 08/01/33 460 412
NBCUniversal Media LLC
4.450% due 01/15/43 19 22
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 2,990
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 630 677
4.450% due 05/15/69 (Þ) 180 211
Newell Brands, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 04/01/23 264 269
4.200% due 04/01/26 550 576
5.375% due 04/01/36 118 139
5.500% due 04/01/46 85 100
Newfield Exploration Co.
5.625% due 07/01/24 356 384
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 3,115
NIKE, Inc.
2.750% due 03/27/27 3,710 3,843
Northern Oil and Gas, Inc.
8.125% due 03/01/28 (Þ) 680 709
Northrop Grumman Corp.
3.250% due 08/01/23 3,974 4,082
5.150% due 05/01/40 570 704
5.250% due 05/01/50 370 486
Series 000N
4.030% due 10/15/47 730 808
Northwest Pipeline LLC
7.125% due 12/01/25 990 1,145
Series WI
4.000% due 04/01/27 500 529
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 2,150 2,172
3.625% due 09/30/59 (Þ) 280 282
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,490 1,430
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 437
NVIDIA Corp.
3.500% due 04/01/40 190 201
3.500% due 04/01/50 10 11
3.700% due 04/01/60 80 87
Occidental Petroleum Corp.
2.900% due 08/15/24 605 606
5.550% due 03/15/26 350 374
3.400% due 04/15/26 451 445
3.200% due 08/15/26 523 514
3.000% due 02/15/27 640 619
7.500% due 05/01/31 155 192
6.450% due 09/15/36 539 655
7.950% due 06/15/39 170 216
4.300% due 08/15/39 323 304
6.200% due 03/15/40 572 662
4.500% due 07/15/44 175 169
4.625% due 06/15/45 200 194
6.600% due 03/15/46 110 138
4.400% due 04/15/46 38 36
4.100% due 02/15/47 422 386
Oceaneering International, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.650% due 11/15/24 355 357
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 632 655
3.250% due 04/15/33 4,263 4,047
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 310 308
Oracle Corp.
3.900% due 05/15/35 3,643 3,664
4.000% due 07/15/46 1,350 1,281
3.950% due 03/25/51 40 37
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 218
Ovintiv, Inc.
6.500% due 08/15/34 36 45
5.150% due 11/15/41 283 295
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 3,929
Pacific Gas and Electric Co.
4.250% due 08/01/23 530 544
2.100% due 08/01/27 410 386
2.500% due 02/01/31 260 238
3.300% due 08/01/40 60 52
3.500% due 08/01/50 110 94
Pactiv LLC
7.950% due 12/15/25 202 217
8.375% due 04/15/27 125 134
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 370 333
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 51
PayPal Holdings, Inc.
1.650% due 06/01/25 390 387
2.300% due 06/01/30 610 600
3.250% due 06/01/50 190 189
PepsiCo, Inc.
2.625% due 03/19/27 3,351 3,438
1.625% due 05/01/30 170 161
Pfizer, Inc.
2.550% due 05/28/40 210 196
Series 5YR
3.200% due 09/15/23 3,876 3,993
Philip Morris International, Inc.
2.875% due 05/01/24 750 769
3.250% due 11/10/24 3,543 3,692
2.100% due 05/01/30 300 287
1.750% due 11/01/30 1,340 1,237
Pioneer Natural Resources Co.
2.150% due 01/15/31 1,300 1,217
Plains All American Pipeline, LP
Series B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 1,570 1,319
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 59
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,437
3.000% due 03/25/30 260 274
1.200% due 10/29/30 590 542
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,894
Prologis, LP
1.250% due 10/15/30 800 722
Range Resources Corp.
5.000% due 03/15/23 225 227
Series WI
4.875% due 05/15/25 640 652
8.250% due 01/15/29 280 310
Raymond James Financial, Inc.
3.750% due 04/01/51 350 368
Raytheon Technologies Corp.
3.650% due 08/16/23 19 20
Series WI
3.200% due 03/15/24 3,032 3,124
Republic Services, Inc.
2.500% due 08/15/24 280 284
3.375% due 11/15/27 1,300 1,363
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,385
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 600 571
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 98 98
4.950% due 07/15/29 (Þ) 289 297
4.800% due 05/15/30 (Þ) 300 299
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 410 453
3.700% due 03/15/28 170 153
S&P Global, Inc.
1.250% due 08/15/30 140 126
3.250% due 12/01/49 90 89
Safeway, Inc.
7.250% due 02/01/31 356 409
Salesforce.com, Inc.
1.500% due 07/15/28 240 230
1.950% due 07/15/31 190 181
2.900% due 07/15/51 770 731
3.050% due 07/15/61 300 284
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 389
Series VVV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 10/01/30 940 871
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 1,456 1,499
Series WI
3.244% due 10/05/26 1,550 1,585
4.400% due 07/13/27 808 861
Seagate HDD Cayman
4.750% due 06/01/23 852 877
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 358
Senior Housing Properties Trust
4.750% due 05/01/24 440 440
4.750% due 02/15/28 383 360
Service Properties Trust
4.500% due 06/15/23 760 748
4.350% due 10/01/24 418 399
4.375% due 02/15/30 565 486
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,720
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 3,703 3,773
Simon Property Group, LP
3.500% due 09/01/25 720 755
Skyworks Solutions, Inc.
1.800% due 06/01/26 620 601
Southern California Edison Co.
2.250% due 06/01/30 1,020 975
3.650% due 02/01/50 690 685
Series C
4.125% due 03/01/48 470 499
Series G
2.500% due 06/01/31 470 458
Southwest Airlines Co.
4.750% due 05/04/23 1,580 1,640
5.250% due 05/04/25 250 273
Southwestern Energy Co.
6.200% due 01/23/25 86 91
4.750% due 02/01/32 290 289
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 2,939
Spirit AeroSystems, Inc.
4.600% due 06/15/28 460 444
Sprint Capital Corp.
6.875% due 11/15/28 160 190
8.750% due 03/15/32 761 1,063
Starbucks Corp.
2.550% due 11/15/30 3,760 3,707
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 346
6.100% due 02/15/42 2,633 3,039
5.300% due 04/01/44 50 53

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synchrony Financial
5.150% due 03/19/29 2,751 3,071
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 2,050 2,003
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 243
4.875% due 02/01/31 270 282
4.000% due 01/15/32 (Þ) 930 926
Target Corp.
3.375% due 04/15/29 510 545
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,863
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 205
Tenet Healthcare Corp.
6.875% due 11/15/31 255 275
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,780 1,744
Texas Instruments, Inc.
2.900% due 11/03/27 450 470
2.250% due 09/04/29 940 936
1.750% due 05/04/30 270 258
3.875% due 03/15/39 550 618
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 2,813 3,693
Time Warner Cable LLC
6.550% due 05/01/37 320 397
7.300% due 07/01/38 960 1,275
6.750% due 06/15/39 70 89
5.500% due 09/01/41 2,500 2,823
Time Warner Entertainment Co., LP
8.375% due 07/15/33 340 474
T-Mobile USA, Inc.
2.625% due 02/15/29 170 159
2.875% due 02/15/31 380 357
2.700% due 03/15/32 (Þ) 1,840 1,762
Series WI
3.875% due 04/15/30 1,160 1,216
2.550% due 02/15/31 3,509 3,342
3.000% due 02/15/41 400 362
3.300% due 02/15/51 690 622
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 1,130 1,256
Series WI
7.850% due 02/01/26 1,940 2,324
3.250% due 05/15/30 190 195
Trinity Industries, Inc.
4.550% due 10/01/24 415 427
Truist Financial Corp.
Series BKNT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.689% due 08/02/24 (USD 3 Month
LIBOR + 0.735%)(Ê) 3,748 3,869
TSMC Arizona Corp.
2.500% due 10/25/31 840 829
3.125% due 10/25/41 560 556
3.250% due 10/25/51 620 627
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 2,778 3,767
Tyson Foods, Inc.
4.875% due 08/15/34 3,130 3,681
Union Pacific Corp.
3.750% due 02/05/70 320 336
Series WI
2.891% due 04/06/36 950 946
3.839% due 03/20/60 390 419
United Airlines Pass-Through Trust
4.875% due 01/15/26 1,192 1,233
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 140 139
United States Steel Corp.
6.650% due 06/01/37 278 290
United Technologies Corp.
4.625% due 11/16/48 690 826
UnitedHealth Group, Inc.
3.875% due 12/15/28 130 142
2.875% due 08/15/29 400 410
2.000% due 05/15/30 660 632
5.700% due 10/15/40 400 529
Unum Group
4.500% due 12/15/49 3,195 3,213
US Bancorp
3.375% due 02/05/24 3,687 3,818
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,391
2.100% due 03/22/28 290 283
3.150% due 03/22/30 150 154
7.750% due 12/01/30 340 469
2.550% due 03/21/31 520 508
4.500% due 08/10/33 1,490 1,684
6.400% due 09/15/33 521 685
5.250% due 03/16/37 890 1,102
2.650% due 11/20/40 310 277
3.400% due 03/22/41 790 782
2.850% due 09/03/41 180 168
4.125% due 08/15/46 270 294
5.500% due 03/16/47 50 66
4.000% due 03/22/50 180 193
2.875% due 11/20/50 900 801
3.550% due 03/22/51 30 30
3.000% due 11/20/60 1,410 1,225

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 03/22/61 1,820 1,824
Series WI
4.329% due 09/21/28 166 183
4.862% due 08/21/46 390 477
2.987% due 10/30/56 220 193
Visa, Inc.
2.050% due 04/15/30 180 176
2.700% due 04/15/40 260 250
Vontier Corp.
Series WI
1.800% due 04/01/26 630 605
2.400% due 04/01/28 1,430 1,371
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 3,273
Wachovia Corp.
5.500% due 08/01/35 3,040 3,700
Walmart, Inc.
1.800% due 09/22/31 620 592
2.650% due 09/22/51 500 473
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 3,803 3,975
6.650% due 11/15/37 200 282
5.400% due 10/01/43 450 580
Waste Management, Inc.
3.150% due 11/15/27 720 750
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 880 858
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 130
3.000% due 10/23/26 450 462
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 517
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 4,251 4,216
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 589
5.375% due 11/02/43 470 581
4.750% due 12/07/46 390 456
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 1,670 2,139
Western Gas Partners, LP
5.500% due 08/15/48 505 558
Western Midstream Operating, LP
3.100% due 02/01/25 390 394
4.650% due 07/01/26 520 544
4.500% due 03/01/28 130 137
4.050% due 02/01/30 1,130 1,178
5.450% due 04/01/44 500 552
5.300% due 03/01/48 500 553
5.250% due 02/01/50 948 1,040
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 3,948 4,094
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 397
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 122
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 760 791
Xerox Corp.
4.800% due 03/01/35 455 423
XTO Energy, Inc.
6.750% due 08/01/37 2,705 3,725
Yum! Brands, Inc.
6.875% due 11/15/37 81 95
811,242
International Debt - 19.5%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,745 4,006
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 460 435
3.875% due 04/16/50 (Þ) 1,380 1,533
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 390 417
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,302
ADCB Finance Cayman, Ltd.
4.000% due 03/29/23 (Þ) 3,948 4,057
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
4.500% due 09/15/23 4,183 4,344
3.150% due 02/15/24 1,100 1,121
1.750% due 01/30/26 510 490
3.300% due 01/30/32 720 703
3.400% due 10/29/33 300 291
3.850% due 10/29/41 810 792
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 3,961
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 2,192 2,340
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 5,740 5,659
Series REGS
2.634% due 05/17/26 1,300 1,282
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 3,973 4,019
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 640 600
2.700% due 02/09/41 750 650

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.150% due 02/09/51 1,230 1,076
Series WI
3.600% due 11/28/24 2,950 3,071
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 3,750 3,927
Alrosa Finance SA
4.650% due 04/09/24 (Þ) 1,500 1,528
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 220 241
4.500% due 03/15/28 (Þ) 930 1,007
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 490 580
5.550% due 01/23/49 770 993
4.500% due 06/01/50 300 346
ANZ New Zealand International, Ltd.
3.400% due 03/19/24 (Þ) 3,697 3,834
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 4,033
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 4,840 4,840
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,754
Ares LXI CLO, Ltd.
Series 2021-61A Class A
1.282% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 10,804 10,811
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 45
0.750% due 07/09/30 (~)(Ê) 2,195 741
1.500% due 07/09/35 (~)(Ê) 473 146
3.500% due 07/09/41 (~)(Ê) 1,530 546
AstraZeneca PLC
0.300% due 05/26/23 4,157 4,115
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 3,628 3,827
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 480 496
2.875% due 02/15/25 (Þ) 390 392
4.250% due 04/15/26 (Þ) 1,680 1,743
Avon Products, Inc.
8.950% due 03/15/43 72 87
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 3,965 4,086
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 3,856 3,974
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 3,842 3,902
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 480 526
Banco Santander Chile
2.700% due 01/10/25 (Þ) 3,805 3,853
Banco Santander SA
3.848% due 04/12/23 3,628 3,724
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 2,200 2,109
Bancolombia SA
3.000% due 01/29/25 3,257 3,202
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 3,100 3,340
Bank of Montreal
0.400% due 09/15/23 3,989 3,926
Bank of New Zealand
3.500% due 02/20/24 (Þ) 2,686 2,789
Bank of Nova Scotia (The)
1.625% due 05/01/23 3,300 3,312
Barclays Bank PLC
6.860% due 09/29/49 (USD 6 Month
LIBOR + 1.730%)(Ê)(ƒ)(Þ) 256 340
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 620
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 2,140 2,353
4.950% due 01/10/47 2,999 3,581
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 1,550 1,648
Barings CLO, Ltd.
Series 2021-1A Class AR
1.391% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 9,860 9,870
Barrick NA Finance LLC
5.700% due 05/30/41 600 772
BAT Capital Corp.
2.259% due 03/25/28 610 579
3.734% due 09/25/40 380 342
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 3,861 3,988
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 1,952
BBVA Banco Continental SA
5.250% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(Þ) 3,682 3,845
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 3,745 3,925
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,121 6,119
Series 2021-FL8 Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 4,100 4,082
Bellemeade Re, Ltd.
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 3,114 3,132
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 10,243 10,225
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,485
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,278
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,376
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,924
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,530
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 1,390 1,357
Bharti Airtel International Netherlands
BV
5.125% due 03/11/23 (Þ) 2,880 2,969
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 3,807 4,001
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 3,826 3,983
BNP Paribas SA
3.800% due 01/10/24 (Þ) 3,335 3,463
3.375% due 01/09/25 (Þ) 320 330
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 567
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 1,620 1,606
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 830 800
4.400% due 08/14/28 (Þ) 1,490 1,620
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,060 1,010
2.824% due 01/26/41 (Þ) 1,220 1,089
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 780 771
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 1,200 1,157
British Telecommunications PLC
9.625% due 12/15/30 130 186
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 3,171
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 3,693 3,671
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 3,174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Pacific Railway Co.
2.450% due 12/02/31 990 972
3.000% due 12/02/41 270 259
3.100% due 12/02/51 320 306
6.125% due 09/15/15 2,586 3,608
Carnival Corp. Term Loan B
3.750% due 06/30/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 556 550
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,609
Series WI
5.500% due 11/02/47 1,297 1,438
Cenovus Energy, Inc.
6.750% due 11/15/39 77 100
CI Financial Corp.
3.200% due 12/17/30 2,120 2,091
CNH Industrial NV
4.500% due 08/15/23 3,782 3,925
Colombia Government International
Bond
5.625% due 02/26/44 320 292
Comision Federal de Electricidad
4.875% due 01/15/24 (Þ) 200 210
3.348% due 02/09/31 (Þ) 360 336
4.677% due 02/09/51 (Þ) 280 248
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 530 505
3.743% due 09/12/39 (Þ) 540 554
3.305% due 03/11/41 (Þ) 610 588
4.316% due 01/10/48 (Þ) 3,313 3,650
Cooperatieve Rabobank UA
4.375% due 08/04/25 1,300 1,384
Credit Agricole SA
3.250% due 10/04/24 (Þ) 3,759 3,880
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 4,293 4,096
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 210 243
Credit Suisse Group AG
2.593% due 09/11/25 (SOFR +
1.560%)(Ê)(Þ) 250 251
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 1,850 1,797
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 2,280 2,380
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 470 489
Series FXD
0.520% due 08/09/23 3,987 3,934
Series WI
4.875% due 05/15/45 3,248 3,767

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DAE Funding LLC
1.550% due 08/01/24 (Þ) 900 877
Danone SA
2.589% due 11/02/23 (Þ) 2,975 3,022
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 237
5.375% due 01/12/24 (Þ) 1,210 1,287
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 730 708
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,971 3,843
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 470
Delhaize America, Inc.
9.000% due 04/15/31 809 1,188
Deutsche Bank AG
3.700% due 05/30/24 3,071 3,183
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 720
Series E
0.962% due 11/08/23 3,972 3,928
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 916 928
8.750% due 06/15/30 160 226
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
1.391% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 15,555 15,566
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 3,028
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,615
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,170 2,156
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 4,598 4,598
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,967
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 571 480
Ecopetrol SA
4.625% due 11/02/31 550 507
5.875% due 05/28/45 570 502
5.875% due 11/02/51 440 376
EDP Finance BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.710% due 01/24/28 (Þ) 260 244
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 310 319
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,008
Enel Finance International NV
1.375% due 07/12/26 (Þ) 915 877
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,051
Equinor ASA
2.650% due 01/15/24 3,747 3,832
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 3,279
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 200 201
7.500% due 04/01/25 (Þ) 220 225
6.875% due 10/15/27 (Þ) 1,380 1,466
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.105% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 433 431
Fresnillo PLC
4.250% due 10/02/50 (Þ) 930 902
Garda World Security Corp. 2021 Term
Loan B
4.360% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 275
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 75 75
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 4,155 4,105
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 4,044 4,165
4.125% due 03/12/24 (Þ) 2,430 2,532
1.625% due 09/01/25 (Þ) 760 744
4.000% due 03/27/27 (Þ) 565 597
3.875% due 10/27/27 (Þ) 110 115
2.625% due 09/23/31 (Þ) 310 290
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.105% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 574 566
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 3,841 3,998
Hana Bank
4.375% due 09/30/24 (Þ) 3,640 3,849
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 8,602 8,576
Series 2021-FL2 Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 9,773 9,752
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,094 1,132
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 2,777 2,771
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 2,345 2,336
Home RE, Ltd.
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,561
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,215
HSBC Holdings PLC
4.250% due 08/18/25 670 706
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 1,720 1,700
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 221
2.804% due 05/24/32 1,770 1,712
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 1,800 1,742
5.250% due 03/14/44 3,264 3,982
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 3,231
ICON Luxembourg SARL Term Loan
2.750% due 07/01/28 (USD 3 Month
LIBOR  + 2.250%)(Ê) 1,546 1,542
ICON Luxembourg SARL US Term Loan
2.750% due 07/01/28 (USD 3 Month
LIBOR  + 2.250%)(Ê) 385 384
Indonesia Government International
Bond
3.500% due 01/11/28 240 252
ING Bank NV
5.800% due 09/25/23 (Þ) 3,616 3,842
ING Groep NV
4.100% due 10/02/23 3,715 3,871
Intesa Sanpaolo SpA
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 970 929
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 890 849
Israel Government International Bond
2.750% due 07/03/30 500 516
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 302
Klabin Austria GmbH
3.200% due 01/12/31 (Þ) 670 606
LCM XXV, Ltd.
Series 2017-25A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 6,782 6,785
Lloyds Banking Group PLC
7.500% due 11/27/23 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê) 210 228
3.369% due 12/14/46 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.500%)(Ê) 294 269
4.344% due 01/09/48 2,984 3,237
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 580 644
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,865
2.800% due 04/26/27 (Þ) 2,180 2,019
Madison Park Funding IV, Ltd.
Series 2017-4A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,184
Madison Park Funding LII, Ltd.
Series 2021-52A Class A
1.193% due 01/22/35 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 5,000 5,001
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
1.398% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,865
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 65
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 124 125
7.125% due 02/01/27 (Þ) 500 521
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,414
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 820 785
MercadoLibre, Inc.
2.375% due 01/14/26 200 187
3.125% due 01/14/31 1,090 982
Methanex Corp.
5.650% due 12/01/44 193 184
Mexico Government International Bond
3.500% due 02/12/34 950 916
4.350% due 01/15/47 2,430 2,352
Mitsubishi HC Capital, Inc.
3.960% due 09/19/23 (Þ) 3,344 3,463
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/23 3,741 3,866
Mondelez International Holdings
Netherlands BV
0.750% due 09/24/24 (Þ) 1,741 1,690
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 500 478
National Bank of Canada
Series FXD
0.750% due 08/06/24 1,754 1,710

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NatWest Group PLC
3.875% due 09/12/23 280 289
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 710 729
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,318 2,318
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 847
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 2,190 2,226
3.522% due 09/17/25 (Þ) 1,040 1,073
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 3,614 3,741
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 3,956 3,871
2.065% due 04/03/31 (Þ) 890 862
Nutrien, Ltd.
5.875% due 12/01/36 2,542 3,290
NXP BV / NXP Funding LLC
3.400% due 05/01/30 (Þ) 300 308
NYACK Park CLO, Ltd.
Series 2021-1A Class A
1.244% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 20,790 20,804
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,826 4,826
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 12,031
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 3,225 3,213
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,798
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,018
OCP CLO, Ltd.
Series 2021-10A Class A2R2
1.293% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 12,147 12,136
OCP SA
3.750% due 06/23/31 (Þ) 590 566
5.125% due 06/23/51 (Þ) 230 208
Oman Government International Bond
Series REGS
6.250% due 01/25/31 3,034 3,226
Oversea-Chinese Banking Corp., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 06/19/24 (Þ) 3,791 3,981
Panama Government International Bond
2.252% due 09/29/32 1,150 1,054
Panasonic Corp.
2.679% due 07/19/24 (Þ) 3,963 4,035
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 520 556
Peruvian Government International Bond
2.783% due 01/23/31 610 589
Petrobras Global Finance BV
6.900% due 03/19/49 470 479
5.500% due 06/10/51 410 361
Series WI
5.999% due 01/27/28 490 524
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 820 756
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 570 407
7.450% due 06/01/27 (~)(Ê)(Þ) 750 464
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 1,000 1,250
4.400% due 04/16/50 (Þ) 410 486
Qatar Petroleum
1.375% due 09/12/26 (Þ) 490 472
2.250% due 07/12/31 (Þ) 2,000 1,925
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 12,275 12,229
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 3,987 3,992
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,089
2.875% due 01/12/32 (Þ) 1,890 1,832
Renesas Electronics Corp.
1.543% due 11/26/24 (Þ) 600 590
2.170% due 11/25/26 (Þ) 1,860 1,816
Republic of Chile Government
International Bond
2.550% due 07/27/33 860 807
3.100% due 05/07/41 430 399
Reynolds American, Inc.
5.850% due 08/15/45 310 352
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 950 978
0.450% due 03/05/24 (Þ) 1,826 1,791
Rogers Communications, Inc.
4.100% due 10/01/23 3,637 3,763
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,047
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 300 309
2.300% due 03/08/27 (Þ) 600 545

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.850% due 03/08/29 (Þ) 930 839
Series WI
5.125% due 08/08/25 420 431
3.800% due 01/08/26 870 853
5.400% due 08/08/28 820 846
Santander UK PLC
5.000% due 11/07/23 (Þ) 3,784 3,978
5.625% due 09/15/45 (Þ) 2,653 3,226
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 4,109 4,022
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 5,390 5,383
Shell International Finance BV
4.375% due 05/11/45 550 637
4.000% due 05/10/46 310 344
3.250% due 04/06/50 350 349
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 3,670 3,596
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,477
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 1,300 1,186
Societe Generale SA
5.000% due 01/17/24 (Þ) 3,653 3,836
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 6,000 6,000
Southern Copper Corp.
6.750% due 04/16/40 2,811 3,784
5.250% due 11/08/42 240 290
Standard Chartered PLC
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 400 392
2.678% due 06/29/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 3,998 3,769
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 338
State Bank of India
4.375% due 01/24/24 (Þ) 3,838 4,001
Sumitomo Mitsui Financial Group, Inc.
3.936% due 10/16/23 3,725 3,874
Sumitomo Mitsui Trust Bank, Ltd.
0.800% due 09/12/23 (Þ) 3,948 3,905
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 3,803 3,965
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 420 505
Series DM3N
3.125% due 01/15/32 900 832
Takeda Pharmaceutical Co., Ltd.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 11/26/23 3,799 3,974
Teck Resources, Ltd.
6.000% due 08/15/40 20 25
6.250% due 07/15/41 200 251
5.400% due 02/01/43 230 265
Series WI
3.900% due 07/15/30 1,000 1,043
Telecom Italia Capital SA
6.375% due 11/15/33 209 214
6.000% due 09/30/34 343 338
7.721% due 06/04/38 379 411
Telefonica Emisiones SA
5.213% due 03/08/47 600 697
Tencent Holdings, Ltd.
3.840% due 04/22/51 (Þ) 480 477
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 370 340
Series WI
6.000% due 04/15/24 220 224
7.125% due 01/31/25 420 438
Textainer Marine Containers, Ltd.
Series 2021-3A Class A
1.940% due 08/20/46 (Þ) 11,072 10,661
Toronto-Dominion Bank (The)
0.300% due 06/02/23 4,146 4,096
Total Capital International SA
3.750% due 04/10/24 2,826 2,958
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,153
TransAlta Corp.
6.500% due 03/15/40 434 469
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 350 337
4.500% due 06/26/48 (Þ) 750 908
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 270 270
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 2,310 2,441
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 231 265
Unilever Capital Corp.
0.375% due 09/14/23 4,135 4,070
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,362
Vodafone Group PLC
6.150% due 02/27/37 190 246
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 3,992 4,076

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 275 285
4.750% due 09/17/44 (Þ) 640 655
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 500 471
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 440 421
3.133% due 11/18/41 1,210 1,142
Woori Bank
4.750% due 04/30/24 (Þ) 3,671 3,885
Wynn Macau, Ltd.
5.500% due 10/01/27 (Þ) 320 296
5.625% due 08/26/28 (Þ) 1,430 1,308
5.125% due 12/15/29 (Þ) 200 181
Yamana Gold, Inc.
2.630% due 08/15/31 170 161
Series WI
4.625% due 12/15/27 1,120 1,195
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 334
757,659
Loan Agreements - 0.3%
Alterra Mountain Co. 2021 Term Loan
B2
4.000% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 334 333
Asurion LLC 1st Lien Term Loan B7
3.105% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 750 746
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.855% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 620 616
CSC Holdings LLC 2018 Incremental
Term Loan
2.356% due 01/15/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 99 98
Eyecare Partners LLC Term Loan
3.974% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 315 313
Focus Financial Partners LLC Term Loan
2.105% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 615 611
Genesee & Wyoming, Inc. New Term
Loan
2.224% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 362 359
Harbor Freight Tools USA, Inc. 2021
Term Loan B
3.250% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 485 483
Nexstar Broadcasting, Inc. Term Loan B4
2.602% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,368 1,363
Petco Animal Supplies, Inc. 2021 Term
Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 02/24/28 (USD 3 Month
LIBOR  + 3.250%)469991
(Ê) 457 456
Phoenix Guarantor, Inc. Term Loan B
3.355% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 479 476
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 6 Month
LIBOR  + 2.750%)(Ê) 498 497
Southwestern Energy Co. Term Loan
3.000% due 06/22/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 490 490
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR  + 2.750%)(Ê) 403 399
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 3 Month
LIBOR  + 3.750%)(Ê) 506 506
Verscend Holding Corp. 2021 Term
Loan B
4.105% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 567 567
Virgin Media Bristol LLC Term Loan N
2.606% due 01/31/28 (USD 3 Month
LIBOR  + 2.500%)(Ê) 1,311 1,298
Zebra Buyer LLC Term Loan B
3.750% due 11/02/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 600 600
10,211
Mortgage-Backed Securities - 14.4%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,552 1,017
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 168 168
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 172 176
BX Commercial Mortgage Trust
Series 2018-BIOA Class C
1.306% due 03/15/37 (USD 1 Month
LIBOR + 1.121%)(Ê)(Þ) 5,214 5,199
Series 2018-IND Class E
1.885% due 11/15/35 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 728 728
Series 2019-XL Class E
3.800% due 10/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 2,399 2,393
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,855
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,478
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 12,961
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.681% due 09/25/36 (~)(Ê)(Þ) 476 441
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,611
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,227
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,761
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,718
Fannie Mae
2.600% due 2031 1,680 1,760
5.500% due 2034 251 280
4.500% due 2035 1,261 1,418
5.500% due 2035 164 184
6.000% due 2035 177 201
5.500% due 2036 321 359
5.500% due 2037 94 107
6.000% due 2039 128 147
5.500% due 2040 1,796 1,990
5.000% due 2041 969 1,087
6.000% due 2041 492 564
3.500% due 2045 2,518 2,665
4.000% due 2045 1,772 1,913
3.000% due 2046 513 532
3.500% due 2046 669 710
4.500% due 2046 1,257 1,375
3.000% due 2047 7,520 7,786
3.500% due 2047 1,174 1,245
4.000% due 2047 1,243 1,328
4.500% due 2048 3,360 3,636
5.000% due 2048 2,681 2,934
3.000% due 2049 19,570 20,207
3.500% due 2049 87 92
4.000% due 2049 2,758 2,979
5.000% due 2049 168 183
2.000% due 2050 6,344 6,203
2.500% due 2050 6,071 6,079
3.000% due 2050 17,033 17,584
2.000% due 2051 8,629 8,432
2.500% due 2051 33,467 33,467
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 3 —
Series 2000-306 Class IO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
8.000% due 05/25/30 6 1
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 8 2
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 2 1
Fannie Mae Connecticut Avenue
Securities Trust
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê) 1,397 1,419
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 6 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 21 4
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 22 4
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 97 19
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 16 3
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 21 4
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 9 2
Series 2005-117 Class LC
5.500% due 11/25/35 153 156
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 12 12
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 111 109
Series 2009-70 Class PS
Interest Only STRIP
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 3,328 651
Series 2010-95 Class S
Interest Only STRIP
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 3,351 631
Series 2020-75 Class LI
Interest Only STRIP
2.500% due 11/25/50 5,567 773
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 4,242 485
Series 2021-1 Class IM

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.000% due 02/25/51 3,544 374
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 4,890 502
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 5,483 784
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 2,030 324
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 2,476 428
Freddie Mac
6.000% due 2038 602 693
4.500% due 2039 2,379 2,646
5.500% due 2039 277 313
5.500% due 2040 452 514
4.000% due 2041 2,771 3,005
5.500% due 2041 616 696
4.000% due 2044 1,429 1,550
3.500% due 2045 5,759 6,114
3.000% due 2046 9,069 9,404
4.000% due 2046 760 818
4.500% due 2046 235 255
3.000% due 2047 2,568 2,662
3.000% due 2048 289 299
4.000% due 2048 1,017 1,095
4.500% due 2048 2,387 2,563
3.000% due 2049 1,125 1,160
2.500% due 2050 10,830 10,867
3.000% due 2050 14,137 14,528
2.000% due 2051 42,194 41,234
2.500% due 2051 32,337 32,408
3.000% due 2052 22,500 23,008
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2021-F109 Class AS
0.290% due 03/25/31 (SOFR 30 Day
Average + 0.240%)(Ê) 24,091 24,051
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 146 18
Series 2000-2247 Class SC
Interest Only STRIP
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 6 1
Series 2002-2463 Class SJ
Interest Only STRIP
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 12 3
Series 2003-2610 Class UI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
6.500% due 05/15/33 4 1
Series 2003-2624 Class QH
5.000% due 06/15/33 165 184
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 25 5
Series 2006-R007 Class ZA
6.000% due 05/15/36 608 690
Series 2012-4045 Class HD
4.500% due 07/15/41 242 252
Series 2017-4734 Class IO
Interest Only STRIP
4.000% due 12/15/47 3,115 516
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 3,496 350
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 4,670 514
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 8,875 1,320
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 3,297 488
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 4,062 665
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 4,806 812
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 3,831 722
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 4 —
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 8 1
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/15/31 10 2
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 13 3
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA2 Class M2AS
0.992% due 10/25/48 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,091 2,087
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 82 83
Ginnie Mae I
4.500% due 2039 3,921 4,481
Ginnie Mae REMICS

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 1999-27 Class SE
Interest Only STRIP
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 16 2
Series 2014-190 Class PL
3.500% due 12/20/44 1,672 1,770
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 1,663 182
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 4,940 574
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 5,339 657
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 5,269 604
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 6,072 652
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 18,389 2,216
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 1,835 225
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 1,835 171
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 5,268 650
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 3,798 438
Series 2021-23 Class KI
Interest Only STRIP
3.000% due 02/20/51 2,897 336
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 9,410
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 7,318
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,370 5,310
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,651 3,601
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 132 130
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 178 178
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 291 292
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 666 667
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 16,537 16,491
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 16,473 16,416
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 14,540 14,490
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 16,148 15,834
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 12,300 12,203
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,805 1,818
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.109% due 07/15/44 (~)(Ê) 18 17
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 5,360 5,310
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 8,107 8,076
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,028 771
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 5,223
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 1,072
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 178
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,272 1,297
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,809 1,795
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 4,868 4,814
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 935 928
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 2,411 2,404
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 10,551 10,480

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 601 603
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 9,608 9,575
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 213 207
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 9,493 9,442
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2006-AR18 Class 1A1
3.079% due 01/25/37 (~)(Ê) 2,281 2,285
559,062
Municipal Bonds - 0.0%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 411
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 511
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 830 822
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 68
1,812
Non-US Bonds - 9.6%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 15,074 19,658
Andorra Government International Bond
1.250% due 05/06/31 EUR 13,700 15,266
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 5,093 5,719
Australia Government International
Bond
Series 162
1.750% due 06/21/51 AUD 3,097 1,860
Series 27CI
0.750% due 11/21/27 AUD 4,039 3,362
Avoca CLO XXIII DAC
0.840% due 04/15/34 (3 Month
EURIBOR + 0.840%)(Ê)(Þ) EUR 5,932 6,660
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 3,897 4,358
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 8,030 7,783
6.375% due 07/15/26 EUR 4,581 3,945
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 744 855
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 480 3,639
Buoni del Tesoro Poliennali Bonds
0.500% due 07/15/28 EUR 3,823 4,211
Carin CLO VIII BV
0.860% due 10/30/30 EUR 8,400 9,426
Cheshire PLC
2.229% due 08/20/45 GBP 2,171 2,980
China Government International Bond
0.250% due 11/25/30 EUR 365 394
0.625% due 11/17/33 EUR 5,370 5,764
0.625% due 11/25/35 EUR 732 770
Contego CLO DAC
0.950% due 01/24/34 EUR 6,800 7,548
Crosthwaite Park CLO DAC
0.850% due 03/18/34 EUR 1,895 2,127
European Union
Series NGEU
0.282% due 07/04/31 EUR 6,415 7,018
0.400% due 02/04/37 EUR 2,688 2,971
0.450% due 07/04/41 EUR 5,348 5,822
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 2,021 2,671
Eurosail-UK PLC
0.795% due 09/13/45 GBP 2,592 3,448
Harvest CLO XXVI DAC
Series 2021-26A Class A
0.940% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 5,509 6,145
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 29,863,000 2,077
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 3,475 3,594
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 7,734,850 67,271
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 2,304,300 20,978
Japan 5 Year Government International
Bond
Series 135
0.100% due 03/20/23 JPY 453,500 3,948
Last Mile Logistics Group, Inc.
0.750% due 08/17/26 EUR 5,634 6,330
Last Mile Securities
0.900% due 08/17/31 EUR 3,719 4,174

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 4,412 4,936
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 53,370 2,723
Mexico Government International Bond
2.125% due 10/25/51 EUR 6,116 5,447
4.000% due 03/15/15 EUR 4,041 4,778
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 2,205 2,935
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 3,070 3,360
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 9,326 12,296
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 233,100 10,127
Series REGS
7.190% due 09/12/24 MXN 237,242 10,939
Republic of Albania Government
International Bond
Series REGS
3.500% due 11/23/31 EUR 3,840 4,228
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 169,643 9,383
RMAC Securities No. 1 PLC
0.245% due 06/12/44 GBP 1,646 2,134
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 1,353 1,783
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,751 4,873
Rockfield Park CLO DAC
Series 2021-1A Class A1
0.900% due 07/16/34 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 5,467 6,067
Romania Government International Bond
Series REGS
2.124% due 07/16/31 EUR 885 908
2.000% due 04/14/33 EUR 803 777
2.625% due 12/02/40 EUR 5,711 5,325
2.750% due 04/14/41 EUR 3,359 3,153
2.875% due 04/13/42 EUR 4,626 4,359
St Paul's CLO
0.920% due 04/15/33 EUR 3,800 4,226
Taurus CMBS
1.074% due 08/17/31 GBP 8,966 12,080
1.624% due 08/17/31 GBP 1,700 2,295
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.047% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 1,581 2,131
Series 2021-UK1A Class B
1.497% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 1,211 1,628
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,506 2,028
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(~)(Ê)(Þ) GBP 3,278 4,415
372,106
United States Government Treasuries - 17.3%
United States Treasury Notes
1.375% due 02/15/23 54,824 55,145
1.750% due 05/15/23 16,205 16,372
2.750% due 05/31/23 400 410
1.250% due 07/31/23 8,345 8,373
2.875% due 10/31/23 8,768 9,034
0.750% due 12/31/23 2,700 2,679
0.125% due 02/15/24 5,220 5,108
2.750% due 02/15/24 32,230 33,242
0.250% due 03/15/24 17,952 17,585
2.125% due 03/31/24 35,924 36,609
0.250% due 06/15/24 8,129 7,935
0.375% due 07/15/24 8,177 7,998
1.750% due 07/31/24 4,651 4,704
0.375% due 08/15/24 9,342 9,127
1.250% due 08/31/24 19,012 18,985
1.500% due 10/31/24 8,329 8,364
2.000% due 02/15/25 14,923 15,188
2.000% due 08/15/25 10,318 10,499
3.000% due 10/31/25 2,795 2,946
2.250% due 11/15/25 10,180 10,453
1.625% due 02/15/26 13,372 13,415
2.250% due 03/31/26 7,720 7,934
1.625% due 05/15/26 12,000 12,026
1.500% due 08/15/26 25,579 25,474
1.250% due 12/31/26 310 305
1.500% due 01/31/27 800 796
0.625% due 03/31/27 16,692 15,868
2.375% due 05/15/27 8,460 8,776
0.500% due 05/31/27 20,480 19,286
2.250% due 08/15/27 24,746 25,516
2.750% due 02/15/28 11,433 12,119
1.250% due 03/31/28 9,836 9,564
2.875% due 05/15/28 2,800 2,993
3.125% due 11/15/28 10,335 11,251
2.375% due 05/15/29 9,437 9,843

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 11/15/29 3,982 3,988
0.625% due 05/15/30 17,573 16,048
6.250% due 05/15/30 10,203 13,760
0.625% due 08/15/30 5,035 4,585
0.875% due 11/15/30 4,612 4,282
5.375% due 02/15/31 15,035 19,621
1.375% due 11/15/31 6,150 5,926
4.500% due 02/15/36 3,079 4,104
1.125% due 05/15/40 15,105 12,744
1.125% due 08/15/40 15,121 12,710
1.375% due 11/15/40 11,574 10,148
2.000% due 11/15/41 2,260 2,197
2.750% due 11/15/42 6,322 6,928
2.875% due 05/15/43 6,672 7,457
2.875% due 08/15/45 5,710 6,438
3.000% due 05/15/47 4,903 5,708
2.750% due 11/15/47 7,605 8,497
3.000% due 02/15/48 5,675 6,648
3.000% due 02/15/49 6,293 7,428
2.875% due 05/15/49 5,879 6,797
2.000% due 02/15/50 2,206 2,150
1.250% due 05/15/50 15,210 12,371
1.375% due 08/15/50 7,075 5,937
1.625% due 11/15/50 7,186 6,414
2.375% due 05/15/51 5,800 6,140
2.000% due 08/15/51 14,350 13,998
1.875% due 11/15/51 500 474
669,420
Total Long-Term Investments
(cost
$3,351,665
) 3,290,527
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 12.1%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.300% due 01/23/23 200 204
Aetna, Inc.
2.750% due 11/15/22 400 404
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 178 179
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,930 2,935
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EQT Corp.
3.000% due 10/01/22 1,190 1,195
FirstEnergy Corp.
Series A
2.850% due 07/15/22 1,142 1,141
Ford Motor Credit Co. LLC
4.250% due 09/20/22 930 942
Series FXD
3.350% due 11/01/22 1,710 1,722
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,406
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,310 1,322
3.375% due 01/12/23 (Þ) 280 285
Pacific Gas and Electric Co.
1.750% due 06/16/22 1,410 1,410
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 68 69
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 933 397
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 85 85
TransAlta Corp.
4.500% due 11/15/22 319 321
U.S. Cash Management Fund(@) 316,653,475(∞) 316,558
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 638 647
United Continental Holdings, Inc.
4.250% due 10/01/22 740 748
United States Treasury Bills
Series WI
0.000% due 02/01/22 (ç)(ž) 1,300 1,300
United States Treasury Notes
2.375% due 03/15/22 129,832 130,178
1.625% due 12/15/22 5,850 5,896
Western Midstream Operating, LP
1.844% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 650 647
Total Short-Term Investments
(cost $470,090) 469,991
Total Investments - 96.9%
(identified cost $3,821,994) 3,760,518
Other Assets and Liabilities,
Net - 3.1%
119,908
Net Assets - 100.0%
3,880,426

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
25.3%
7-Eleven, Inc. 11/04/21 4,155,000 99.50 4,134
4,072
ABN AMRO Bank NV 06/21/21 3,745,000 110.53 4,139
4,006
Abu Dhabi Government International Bond 04/08/20 1,380,000 100.71 1,390
1,533
Abu Dhabi Government International Bond 04/12/21 460,000 96.11 442
435
Abu Dhabi National Energy Co. PJSC 04/15/21 390,000 110.00 429
417
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.89 3,195
3,302
ADCB Finance Cayman, Ltd. 11/03/21 3,948,000 103.46 4,084
4,057
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.43 4,117
3,961
African Export-Import Bank (The) 05/10/21 5,740,000 100.00 5,740
5,659
Air Liquide Finance SA 07/13/21 3,973,000 102.77 4,083
4,019
Alimentation Couche-Tard, Inc. 09/19/17 3,750,000 103.79 3,892
3,927
Alrosa Finance SA 07/09/21 1,500,000 107.19 1,608
1,528
American Airlines Group, Inc. 04/12/21 570,000 103.98 593
584
American Airlines Group, Inc. 04/12/21 210,000 106.66 224
215
American Transmission Systems, Inc. 11/29/21 740,000 99.73 738
726
Americo Life, Inc. 04/12/21 430,000 99.74 429
409
AmFam Holdings, Inc. 04/09/21 820,000 103.60 849
839
AmFam Holdings, Inc. 04/12/21 940,000 100.30 943
933
Anglo American Capital PLC 02/08/19 220,000 99.91 220
241
Anglo American Capital PLC 04/12/21 930,000 112.07 1,042
1,007
ANZ New Zealand International, Ltd. 01/06/22 3,697,000 104.59 3,867
3,834
Aqueduct European CLO DAC 06/15/21 EUR 5,093,000 121.27 6,176
5,719
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
4,033
Arbor Realty CLO, Ltd. 11/17/21 4,840,000 100.00 4,840
4,840
Arbor Realty Collateralized Loan Obligation, Ltd. 01/26/22 11,240,000 100.00 11,240
11,240
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 19,772,000 100.00 19,772
19,754
Ares LXI CLO, Ltd. 08/20/21 10,804,000 100.00 10,804
10,811
Australia & New Zealand Banking Group, Ltd. 01/06/22 3,628,000 106.16 3,851
3,827
Aviation Capital Group LLC 04/13/21 610,000 110.00 671
657
Avoca CLO XXIII DAC 04/23/21 EUR 5,932,000 121.00 7,177
6,660
Avolon Holdings Funding, Ltd. 04/12/21 390,000 100.75 393
392
Avolon Holdings Funding, Ltd. 04/12/21 480,000 103.87 498
496
Avolon Holdings Funding, Ltd. 04/12/21 1,680,000 104.98 1,764
1,743
Banco de Credito del Peru 10/05/21 3,965,000 103.70 4,112
4,086
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 3,856,000 105.92 4,084
3,974
Banco Internacional del Peru SAA Interbank 11/23/21 3,842,000 102.41 3,935
3,902
Banco Mercantil del Norte SA 04/09/21 480,000 117.44 564
526
Banco Santander Chile 01/04/22 3,805,000 102.25 3,890
3,853
Bank of China, Ltd. 04/13/21 3,100,000 109.18 3,385
3,340
Bank of New Zealand 01/06/22 2,686,000 104.52 2,807
2,789
Barclays Bank PLC 04/08/21 256,000 138.53 355
340
Barings CLO, Ltd. 09/22/21 9,860,000 100.00 9,860
9,870
Bayer US Finance II LLC 07/15/21 3,861,000 105.42 4,070
3,988
Bayer US Finance LLC 09/05/18 1,891,000 100.75 1,905
1,952
BBVA Banco Continental SA 01/06/22 3,682,000 105.31 3,878
3,845
BBVA Bancomer SA 10/07/21 3,745,000 107.02 4,008
3,925
BDS, Ltd. 05/14/21 6,121,000 100.00 6,121
6,119
BDS, Ltd. 07/22/21 4,100,000 100.00 4,100
4,082
Bellemeade Re, Ltd. 04/23/21 3,113,885 100.98 3,144
3,132
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,278
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,485
Bellemeade Re, Ltd. 06/11/21 10,243,000 100.00 10,243
10,225
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,376
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.30 2,968
2,924
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,530
Bermuda Government International Bond 04/12/21 1,390,000 98.52 1,369
1,357
Berry Petroleum Corp. 04/13/21 1,380,000 98.50 1,359
1,383
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 101.86 2,934
2,969
Bharti Airtel, Ltd. 09/10/21 3,807,000 107.70 4,100
4,001
Blackstone Holdings Finance Co. LLC 01/03/22 1,010,000 99.71 1,007
959
BNP Paribas SA 08/07/18 1,490,000 99.62 1,484
1,620
BNP Paribas SA 01/03/19 540,000 99.99 540
567
BNP Paribas SA 01/08/19 320,000 97.28 311
330
BNP Paribas SA 06/02/20 1,620,000 101.59 1,646
1,606
BNP Paribas SA 01/05/21 3,335,000 105.96 3,534
3,463
BNP Paribas SA 04/09/21 1,220,000 91.77 1,120
1,089
BNP Paribas SA 06/23/21 830,000 100.00 830
800

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BNP Paribas SA 09/08/21 1,060,000 100.00 1,060
1,010
BOC Aviation USA Corp. 05/06/21 780,000 100.15 781
771
BPCE SA 10/12/21 1,200,000 100.00 1,200
1,157
Broadcom, Inc. 04/12/21 1,150,000 99.89 1,149
1,092
BX Commercial Mortgage Trust 07/15/21 5,214,052 100.24 5,227
5,199
BX Commercial Mortgage Trust 08/04/21 727,590 100.30 730
728
BX Commercial Mortgage Trust 12/02/21 9,861,000 99.86 9,847
9,855
BX Commercial Mortgage Trust 12/17/21 2,398,700 99.98 2,398
2,393
Cabot Oil & Gas Corp. 08/21/18 1,240,000 101.05 1,253
1,310
Cabot Oil & Gas Corp. 01/11/19 650,000 105.31 685
681
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,478
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.97 13,429
12,961
Cameron LNG LLC 04/09/21 250,000 107.77 269
254
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 9,031,000 100.00 9,031
9,031
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 126.38 3,272
3,196
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.71 51
49
CCO Holdings LLC / CCO Holdings Capital Corp. 04/12/21 240,000 104.60 251
246
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.72 1,511
1,609
Cheniere Energy Partners, LP 09/13/21 880,000 100.00 880
828
CHS/Community Health Systems, Inc. 04/12/21 510,000 103.68 529
504
Citigroup Mortgage Loan Trust, Inc. 08/03/15 476,252 91.12 434
441
CLI Funding VI LLC 09/29/20 1,195,219 100.00 1,196
1,168
CLI Funding VI LLC 10/02/20 4,937,129 99.98 4,936
4,838
CLI Funding VIII LLC 01/19/22 15,400,000 99.95 15,392
15,484
Comcast Corp. 01/19/18 1,143,000 99.56 1,138
1,035
Comcast Corp. 04/02/20 109,000 98.86 108
96
Comcast Corp. 04/09/21 454,000 98.43 447
400
Comision Federal de Electricidad 04/09/21 280,000 94.76 266
248
Comision Federal de Electricidad 04/12/21 360,000 96.97 349
336
Comision Federal de Electricidad 04/13/21 200,000 107.09 214
210
Commonwealth Bank of Australia 04/09/21 540,000 105.23 568
554
Commonwealth Bank of Australia 04/09/21 610,000 98.44 601
588
Commonwealth Bank of Australia 04/12/21 530,000 98.05 520
505
Commonwealth Bank of Australia 06/18/21 3,313,000 118.23 3,917
3,650
ConocoPhillips Co. 08/22/18 390,000 100.10 390
417
Continental Resources, Inc. 11/09/21 330,000 100.00 330
319
Continental Resources, Inc. 11/09/21 470,000 99.92 470
442
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,611
Coterra Energy, Inc. 12/09/19 1,110,000 108.36 1,203
1,212
Covey Park Energy LLC 04/13/21 600,000 103.39 620
610
Credit Agricole SA 01/05/21 3,759,000 105.96 3,983
3,880
Credit Agricole SA 04/12/21 210,000 122.13 257
243
Credit Agricole SA 06/17/21 4,293,000 98.70 4,237
4,096
Credit Suisse Group AG 09/04/19 250,000 100.00 250
251
Credit Suisse Group AG 04/14/21 470,000 107.41 505
489
Credit Suisse Group AG 04/14/21 2,280,000 108.56 2,475
2,380
Credit Suisse Group AG 05/10/21 1,850,000 100.00 1,850
1,797
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.41 2,169
2,227
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,761
DAE Funding LLC 06/15/21 900,000 99.54 896
877
Danone SA 04/22/19 2,975,000 99.97 2,974
3,022
Danske Bank A/S 01/11/19 1,210,000 104.86 1,269
1,287
Danske Bank A/S 09/17/19 230,000 101.36 233
237
Danske Bank A/S 06/21/21 3,971,000 99.94 3,969
3,843
Danske Bank A/S 09/07/21 730,000 100.00 730
708
Danske Bank A/S 09/07/21 490,000 100.00 490
470
DBGS Mortgage Trust 04/03/19 4,612,000 101.24 4,669
4,718
DCP Midstream Operating, LP 12/11/19 200,000 108.00 216
253
Delta Air Lines, Inc. 05/07/20 1,190,000 98.49 1,172
1,333
Delta Air Lines, Inc. 09/16/20 650,000 103.31 672
674
Delta Air Lines, Inc. 09/16/20 750,000 105.80 793
801
Deutsche Telekom International Finance BV 01/05/21 916,000 103.01 943
928
DISH DBS Corp. 11/10/21 640,000 100.00 640
612
Dryden 85 CLO, Ltd. 09/20/21 15,555,000 100.00 15,555
15,566
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,028
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,156
Eagle Re, Ltd. 12/17/20 2,609,000 100.23 2,615
2,615
Eagle Re, Ltd. 04/09/21 4,598,000 100.00 4,598
4,598

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,967
ECAF, Ltd. 08/09/18 571,433 99.30 567
480
EDP Finance BV 04/12/21 260,000 97.53 254
244
Electricite de France SA 03/02/21 310,000 104.67 324
319
Enel Finance International NV 01/05/18 2,929,000 100.52 2,944
3,051
Enel Finance International NV 09/13/21 915,000 100.12 916
877
EnLink Midstream LLC 04/13/21 810,000 99.69 808
832
EQT Corp. 05/10/21 130,000 100.00 130
127
EQT Corp. 05/10/21 110,000 100.00 110
109
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 450,000 112.15 505
494
First Quantum Minerals, Ltd. 04/12/21 200,000 101.20 203
201
First Quantum Minerals, Ltd. 04/12/21 220,000 103.28 227
225
First Quantum Minerals, Ltd. 04/13/21 1,380,000 108.27 1,494
1,466
FirstEnergy Transmission LLC 11/01/21 463,000 107.72 499
482
Florida Gas Transmission Co. LLC 09/15/21 2,110,000 99.92 2,108
1,982
FNA VI LLC 01/22/21 2,195,346 99.99 2,195
2,155
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 82,204 101.12 83
83
Freddie Mac Structured Agency Credit Risk Debt Notes 05/24/21 2,091,000 100.05 2,092
2,087
Fresnillo PLC 04/09/21 930,000 98.42 915
902
Genting New York LLC 04/13/21 1,780,000 100.30 1,785
1,734
Glencore Funding LLC 02/07/17 4,044,000 102.26 4,193
4,165
Glencore Funding LLC 03/21/17 565,000 98.92 559
597
Glencore Funding LLC 01/16/19 110,000 94.77 104
115
Glencore Funding LLC 03/05/19 2,430,000 102.77 2,497
2,532
Glencore Funding LLC 04/13/21 760,000 100.39 763
744
Glencore Funding LLC 09/15/21 310,000 99.78 310
290
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,147
GoodLeap Sustainable Home Improvements 10/21/21 4,205,893 99.99 4,205
4,122
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,625,000 99.98 3,624
3,624
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.11 3,136
3,133
Grupo Bimbo SAB de CV 11/03/21 3,841,000 105.97 4,070
3,998
GSAA Home Equity Trust 10/21/15 618,700 88.76 549
658
Hana Bank 01/04/22 3,640,000 107.12 3,899
3,849
Harvest CLO XXVI DAC 06/24/21 EUR 5,509,000 119.34 6,574
6,145
HGI CRE CLO, Ltd. 05/06/21 8,602,000 100.03 8,605
8,576
HGI CRE CLO, Ltd. 09/17/21 9,773,000 100.00 9,773
9,752
Highlands Holdings Bond Issuer, Ltd. 04/12/21 1,093,968 105.83 1,158
1,132
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.30 431
440
Hilton USA Trust 11/22/16 9,138,000 95.69 8,744
9,410
HMH Trust 06/09/17 7,770,000 99.98 7,769
7,318
HOM RE, Ltd. 01/28/21 2,345,000 100.00 2,345
2,336
HOM RE, Ltd. 01/28/21 2,777,297 100.00 2,777
2,771
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,215
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,561
Hospitality Mortgage Trust 05/16/19 5,370,208 100.00 5,370
5,310
Hospitality Mortgage Trust 12/10/19 3,651,236 100.11 3,656
3,601
ICICI Bank, Ltd. 11/03/20 3,094,000 104.08 3,220
3,231
ING Bank NV 01/04/22 3,616,000 107.24 3,878
3,842
Intesa Sanpaolo SpA 07/10/17 1,310,000 100.05 1,310
1,322
Intesa Sanpaolo SpA 01/05/18 280,000 99.95 280
285
Intesa Sanpaolo SpA 05/24/21 890,000 100.00 890
849
Intesa Sanpaolo SpA 05/24/21 970,000 100.96 979
929
Irwin Home Equity Loan Trust 06/30/15 487,523 101.72 496
492
Italy Buoni Poliennali Del Tesoro 04/07/21 EUR 3,475,000 117.70 4,090
3,594
JPMorgan Mortgage Trust 06/05/20 178,144 103.02 183
178
JPMorgan Mortgage Trust 06/05/20 290,968 103.62 301
292
JPMorgan Mortgage Trust 03/30/21 665,623 102.13 680
667
JPMorgan Mortgage Trust 04/26/21 16,537,005 102.77 16,994
16,491
JPMorgan Mortgage Trust 05/24/21 16,472,964 102.85 16,943
16,416
JPMorgan Mortgage Trust 06/24/21 30,687,887 102.22 31,364
30,324
JPMorgan Mortgage Trust 01/26/22 12,300,000 99.09 12,189
12,203
JPMorgan Wealth Mangement 07/30/20 1,805,220 103.66 1,871
1,818
KazMunayGas National Co. JSC 04/17/18 250,000 99.05 248
302
KKR Group Finance Co. II LLC 06/14/16 50,000 104.23 52
63
KKR Group Finance Co. II LLC 12/01/21 130,000 99.68 130
122
KKR Group Finance Co. III LLC 04/16/21 350,000 125.47 439
424
Klabin Austria GmbH 04/12/21 670,000 95.71 641
606
Kraft Heinz Foods Co. 06/15/20 428,000 133.52 571
605

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Kyndryl Holdings, Inc. 10/07/21 910,000 98.68 898
818
Kyndryl Holdings, Inc. 10/07/21 1,270,000 99.75 1,267
1,188
Kyndryl Holdings, Inc. 10/07/21 480,000 99.88 479
459
LCM XXV, Ltd. 07/10/17 6,782,000 100.03 6,784
6,785
Lithia Motors, Inc. 06/04/21 460,000 103.09 474
452
Lithia Motors, Inc. 06/07/21 430,000 105.12 452
441
LPL Holdings, Inc. 05/10/21 310,000 100.68 312
304
Lukoil International Finance BV 09/19/17 2,827,000 101.72 2,876
2,865
Lukoil International Finance BV 10/19/21 2,180,000 100.00 2,180
2,019
Madison Park Euro Funding IX DAC 06/09/21 EUR 4,412,000 121.77 5,373
4,936
Madison Park Funding IV, Ltd. 09/05/17 4,180,000 100.00 4,180
4,184
Madison Park Funding LII, Ltd. 11/18/21 5,000,000 100.00 5,000
5,001
Madison Park Funding XLVIII, Ltd. 01/15/21 3,863,000 100.00 3,863
3,865
Marks & Spencer PLC 09/25/19 58,000 113.63 66
65
Mars, Inc. 04/09/21 870,000 93.56 814
783
Massachusetts Mutual Life Insurance Co. 04/09/21 790,000 101.00 798
790
MEG Energy Corp. 04/12/21 500,000 104.94 525
521
MEG Energy Corp. 04/29/21 124,000 102.85 127
125
Meituan 01/05/21 3,618,000 101.59 3,675
3,414
Melco Resorts Finance, Ltd. 04/12/21 820,000 105.29 863
785
Mello Mortgage Capital Acceptance 06/14/21 5,359,595 102.62 5,500
5,310
MHC Commercial Mortgage Trust 04/06/21 8,107,000 99.77 8,088
8,076
Microchip Technology, Inc. 05/18/21 640,000 100.00 640
622
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 102.56 2,959
2,969
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 1,320,000 104.72 1,382
1,403
Mitsubishi HC Capital, Inc. 12/21/21 3,344,000 104.25 3,486
3,463
Mondelez International Holdings Netherlands BV 11/05/21 1,741,000 99.36 1,730
1,690
Mondelez International, Inc. 01/04/21 1,696,000 104.18 1,767
1,712
Mondelez International, Inc. 11/05/21 500,000 98.66 493
478
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.49 178
178
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.84 1,073
1,072
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.73 5,201
5,223
Motiva Enterprises LLC 12/02/20 3,237,000 125.40 4,059
3,787
Nestle Holdings, Inc. 01/06/20 2,895,000 102.22 2,959
2,990
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 2,318,000 100.14 2,321
2,318
New York Life Insurance Co. 04/09/21 630,000 107.84 679
677
New York Life Insurance Co. 04/09/21 180,000 120.91 218
211
NGPL PipeCo LLC 09/26/19 2,298,000 127.58 2,932
3,115
Nippon Life Insurance Co. 04/09/21 890,000 96.19 856
847
Nissan Motor Acceptance Corp. 09/10/20 1,040,000 100.00 1,040
1,073
Nissan Motor Acceptance Corp. 09/10/20 2,190,000 102.52 2,245
2,226
Nomura Resecuritization Trust 10/23/15 1,272,000 94.13 1,197
1,297
Nordea Bank Abp 04/16/21 3,614,000 104.94 3,793
3,741
Northern Oil and Gas, Inc. 04/12/21 680,000 100.14 681
709
Northwestern Mutual Life Insurance Co. (The) 04/09/21 2,150,000 101.94 2,192
2,172
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 104.01 291
282
NRG Energy, Inc. 04/12/21 1,490,000 100.01 1,490
1,430
NTT Finance Corp. 04/12/21 890,000 99.77 888
862
NTT Finance Corp. 01/06/22 3,956,000 98.68 3,904
3,871
Nuveen LLC 03/11/19 400,000 103.31 413
437
NXP BV / NXP Funding LLC 04/12/21 300,000 105.63 317
308
NYACK Park CLO, Ltd. 09/02/21 20,790,000 100.00 20,790
20,804
Oaktown Re III, Ltd. 01/26/21 4,826,000 100.45 4,848
4,826
Oaktown Re VI, Ltd. 04/14/21 11,951,000 100.06 11,958
12,031
Oaktown Re VII, Ltd. 10/15/21 3,225,000 100.00 3,225
3,213
Oaktown Re, Ltd. 09/28/21 1,024,000 101.92 1,044
1,018
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,798
OCP CLO, Ltd. 10/28/21 12,147,000 100.00 12,147
12,136
OCP SA 06/10/21 590,000 100.00 590
566
OCP SA 06/11/21 230,000 100.42 231
208
Oversea-Chinese Banking Corp., Ltd. 11/03/21 3,791,000 106.82 4,050
3,981
Panasonic Corp. 09/13/21 3,963,000 104.41 4,138
4,035
Paraguay Government International Bond 04/09/21 520,000 113.88 592
556
Park Aerospace Holdings, Ltd. 02/25/19 68,000 100.40 68
69
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 93.44 47
51
Petroleos del Peru SA 04/09/21 820,000 103.97 853
756
Preston Ridge Partners Mortgage LLC 12/01/20 1,809,165 100.00 1,809
1,795
Preston Ridge Partners Mortgage LLC 04/28/21 4,867,513 100.00 4,868
4,814

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Preston Ridge Partners Mortgage Trust 11/03/21 935,445 100.00 936
928
Provincia de Buenos Aires 08/27/21 933,246 47.16 440
397
Provincia de Cordoba 04/12/21 750,000 63.02 473
464
Provincia de Cordoba 04/12/21 570,000 69.50 396
407
Qatar Government International Bond 03/06/19 1,000,000 100.00 1,000
1,250
Qatar Government International Bond 04/07/20 410,000 100.00 410
486
Qatar Petroleum 06/30/21 2,000,000 98.99 1,980
1,925
Qatar Petroleum 06/30/21 490,000 99.91 489
472
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,404
Radnor RE, Ltd. 06/18/21 12,275,000 100.05 12,282
12,229
Radnor RE, Ltd. 11/05/21 3,987,000 100.00 3,987
3,992
RCKT Mortgage Trust 06/22/21 10,550,855 102.05 10,768
10,480
Reliance Industries, Ltd. 10/01/19 2,934,000 103.84 3,047
3,089
Reliance Industries, Ltd. 01/05/22 1,890,000 99.76 1,885
1,832
Renesas Electronics Corp. 11/18/21 1,860,000 100.00 1,860
1,816
Renesas Electronics Corp. 11/18/21 600,000 100.00 600
590
Roche Holdings, Inc. 07/07/20 950,000 104.32 991
978
Roche Holdings, Inc. 08/06/21 1,826,000 99.95 1,825
1,791
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 600,000 100.00 600
571
Rockfield Park CLO DAC 06/30/21 EUR 5,467,000 118.58 6,483
6,067
Rockies Express Pipeline LLC 05/06/20 300,000 91.99 276
299
Rockies Express Pipeline LLC 03/23/21 98,000 100.59 99
98
Rockies Express Pipeline LLC 03/23/21 289,000 103.52 299
297
SABIC Capiral II BV 10/01/19 2,930,000 102.25 2,996
3,047
Sands China, Ltd. 09/09/21 930,000 99.76 927
839
Sands China, Ltd. 09/09/21 600,000 99.79 599
545
Sands China, Ltd. 11/23/21 300,000 100.00 300
309
Santander UK PLC 10/02/18 2,653,000 109.35 2,901
3,226
Santander UK PLC 09/27/19 3,784,000 105.97 4,010
3,978
Saudi Arabian Oil Co. 10/08/21 4,109,000 99.91 4,105
4,022
Sealed Air Corp. 04/22/20 300,000 110.64 332
358
Sequoia Mortgage Trust 10/21/16 600,508 102.80 617
603
Sequoia Mortgage Trust 05/06/21 9,608,430 102.73 9,871
9,575
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,383
SK Hynix, Inc. 02/03/21 3,670,000 100.22 3,678
3,596
Sky, Ltd. 01/04/21 3,311,000 108.29 3,585
3,477
Sociedad Quimica y Minera de Chile SA 09/13/21 1,300,000 99.18 1,289
1,186
Societe Generale SA 04/07/20 3,653,000 101.94 3,724
3,836
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
6,000
SpringCastle America Funding LLC 09/16/20 13,271,973 100.38 13,323
13,255
Standard Chartered PLC 04/02/20 250,000 104.51 261
338
Standard Chartered PLC 04/16/21 400,000 100.39 402
392
Standard Chartered PLC 12/07/21 3,998,000 98.71 3,946
3,769
State Bank of India 10/05/21 3,838,000 106.13 4,073
4,001
Sumitomo Mitsui Trust Bank, Ltd. 01/04/22 3,948,000 99.70 3,936
3,905
SURA Asset Management SA 07/08/21 3,803,000 106.49 4,050
3,965
Suzano Austria GmbH 04/09/21 420,000 130.17 547
505
SYNNEX Corp. 07/29/21 2,050,000 99.94 2,049
2,003
TAL Advantage VII LLC 09/09/20 7,619,600 100.15 7,631
7,481
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 930,000 98.11 912
926
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,628
Taurus UK Designated Activity Co. 02/22/21 GBP 1,581,385 140.62 2,224
2,131
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.43 195
205
Tencent Holdings, Ltd. 04/15/21 480,000 99.97 480
477
Tennessee Gas Pipeline Co. LLC 02/19/20 1,780,000 101.44 1,806
1,744
Textainer Marine Containers, Ltd. 08/03/21 11,072,200 99.98 11,070
10,661
T-Mobile USA, Inc. 12/01/21 1,840,000 99.69 1,834
1,762
Towd Point Mortgage Trust 08/17/20 7,289,952 101.78 7,420
7,243
Towd Point Mortgage Trust 09/09/20 869,620 103.74 902
869
UBS Group AG 01/28/19 2,310,000 104.33 2,410
2,441
UBS Group AG 04/09/21 750,000 125.15 939
908
UBS Group AG 01/04/22 350,000 100.00 350
337
UBS Group AG 01/06/22 270,000 100.00 270
270
UniCredit SpA 04/22/20 231,000 105.17 243
265
United Airlines, Inc. 04/14/21 140,000 101.41 142
139
UWM Mortgage Trust 05/27/21 9,492,877 102.23 9,705
9,442
Volkswagen Group of America Finance LLC 08/04/21 3,992,000 103.19 4,120
4,076
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 3,277,763 138.65 4,545
4,415

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 640,000 103.49 662
655
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 275,000 105.08 289
285
Woori Bank 01/04/22 3,671,000 106.94 3,926
3,885
Wynn Macau, Ltd. 08/25/20 200,000 98.80 198
181
Wynn Macau, Ltd. 12/15/20 1,430,000 104.27 1,491
1,308
Wynn Macau, Ltd. 09/16/21 320,000 94.78 303
296
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 760,000 106.93 813
791
ZF NA Capital, Inc. 05/05/20 324,000 95.67 310 334
980,476
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,738 AUD 238,134 03/22
(2,770)
Canadian 10 Year Government Bond Futures 783 CAD 108,916 03/22
(258)
United States 2 Year Treasury Note Futures 1,456 USD 315,452 03/22
(2,441)
United States 5 Year Treasury Note Futures 5,564 USD 663,246 03/22
(6,732)
United States 10 Year Treasury Note Futures 3,578 USD 457,872 03/22
(5,916)
United States 10 Year Ultra Treasury Note Futures 1,582 USD 225,954 03/22
(706)
United States Treasury Long Bond Futures 10 USD 1,556 03/22
(60)
United States Treasury Ultra Bond Futures 1,261 USD 238,250 03/22 (6,300)
Short Positions
Australia 10 Year Government Bond Futures 24 AUD 3,288 03/22
42
Canadian 10 Year Government Bond Futures 257 CAD 35,749 03/22
(147)
Euro-Btp Futures 98 EUR 14,296 03/22
384
Euro-Bund Futures 799 EUR 135,119 03/22
4,802
Euro-Buxl 30 Year Bond Futures 5 EUR 1,016 03/22
22
Japanese 10 Year Government Bond Futures 14 JPY 2,110,080 03/22
72
Long Gilt Futures 735 GBP 89,641 03/22
3,048
United States 2 Year Treasury Note Futures 1,777 USD 384,998 03/22
1,864
United States 5 Year Treasury Note Futures 76 USD 9,059 03/22
99
United States 10 Year Ultra Treasury Note Futures 146 USD 20,853 03/22
197
United States Treasury Long Bond Futures 294 USD 45,754 03/22
1,023
United States Treasury Ultra Bond Futures 36 USD 6,802 03/22 104
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (13,673)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 300 AUD 413
03/10/22
(8)
Bank of America USD 998 AUD 1,427
03/10/22
11
Bank of America USD 478 NOK 4,219
03/10/22
(4)
Bank of America USD 572 NOK 5,145
03/10/22
6
Bank of America AUD 91,972 USD 65,312
03/10/22
274
Bank of America NOK 296,245 USD 32,544
03/10/22
(743)
Bank of Montreal USD 15,930 JPY 1,811,040
03/16/22
(186)
Bank of Montreal USD 12,849 NOK 114,200
03/16/22
(19)
Bank of Montreal SEK 135,200 USD 14,977
03/16/22
472
Bank of New York USD 49,569 GBP 37,229
03/10/22
489
Bank of New York GBP 240 USD 323
03/10/22
1
Bank of New York GBP 25,047 USD 33,589
03/10/22
(89)
Citigroup USD 2,813 AUD 3,897
04/26/22
(57)
Citigroup USD 4,277 AUD 5,929
04/26/22
(83)
Citigroup USD 1,757 BRL 9,414
02/02/22
16
Citigroup USD 1,823 BRL 9,766
02/02/22
16
Citigroup USD 3,534 BRL 19,179
02/02/22
78
Citigroup USD 490 BRL 2,860
04/19/22
38
Citigroup USD 4,631 CLP 3,883,532
04/26/22
162
Citigroup USD 577 COP 2,356,773
04/26/22
14
Citigroup USD 4,910 EUR 4,339
04/19/22
(27)
Citigroup USD 999 EUR 875
04/26/22
(14)
Citigroup USD 15,920 JPY 1,811,040
03/16/22
(177)
Citigroup USD 4,593 KRW 5,463,088
04/26/22
(69)
Citigroup USD 1,615 MXN 33,855
04/19/22
4
Citigroup USD 12,829 NOK 114,200
03/16/22

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup AUD 6,446 USD 4,689
04/26/22
129
Citigroup BRL 9,414 USD 1,706
02/02/22
(67)
Citigroup BRL 9,766 USD 1,777
02/02/22
(62)
Citigroup BRL 19,179 USD 3,580
02/02/22
(32)
Citigroup BRL 19,179 USD 3,451
05/03/22
(76)
Citigroup CLP 119,248 USD 147
04/26/22
—
Citigroup CLP 165,577 USD 205
04/26/22
1
Citigroup CLP 237,899 USD 294
04/26/22
—
Citigroup CLP 238,090 USD 294
04/26/22
—
Citigroup CLP 238,457 USD 294
04/26/22
—
Citigroup CLP 356,319 USD 441
04/26/22
1
Citigroup CLP 596,031 USD 735
04/26/22
(1)
Citigroup CLP 679,650 USD 817
04/26/22
(21)
Citigroup CLP 1,246,807 USD 1,503
04/26/22
(36)
Citigroup COP 2,356,773 USD 587
04/26/22
(4)
Citigroup EUR 527 NOK 5,261
04/26/22
(6)
Citigroup EUR 386 PLN 1,787
04/26/22
1
Citigroup EUR 448 PLN 2,071
04/26/22
—
Citigroup EUR 643 PLN 2,980
04/26/22
3
Citigroup EUR 643 PLN 2,980
04/26/22
3
Citigroup EUR 11,458 USD 13,160
04/26/22
261
Citigroup EUR 81,369 USD 93,079
04/26/22
1,479
Citigroup GBP 1,089 USD 1,493
04/26/22
29
Citigroup IDR 8,678,743 USD 598
04/19/22
(4)
Citigroup INR 530,968 USD 7,087
04/26/22
48
Citigroup JPY 10,646,004 USD 93,672
04/26/22
1,068
Citigroup MXN 225,311 USD 10,903
04/26/22
141
Citigroup MXN 225,311 USD 10,900
04/26/22
138
Citigroup NOK 5,240 EUR 525
04/26/22
5
Citigroup NZD 4,159 USD 2,813
04/26/22
81
Citigroup NZD 6,320 USD 4,277
04/26/22
125
Citigroup PHP 356,463 USD 6,859
04/26/22
(68)
Citigroup PLN 2,806 EUR 613
04/26/22
14
Citigroup PLN 2,807 EUR 613
04/26/22
13
Citigroup PLN 3,072 EUR 671
04/26/22
14
Citigroup PLN 3,073 EUR 671
04/26/22
14
Citigroup PLN 3,074 EUR 671
04/26/22
14
Citigroup PLN 4,261 EUR 931
04/26/22
21
Citigroup SEK 135,200 USD 14,961
03/16/22
456
Citigroup ZAR 153,940 USD 9,881
04/26/22
(18)
Goldman Sachs USD 852 RUB 65,674
04/19/22
(20)
Goldman Sachs GBP 61,724 USD 84,135
02/23/22
1,134
Goldman Sachs GBP 550 USD 746
04/19/22
6
JPMorgan Chase USD 357 AUD 497
04/19/22
(5)
JPMorgan Chase USD 747 GBP 551
04/19/22
(6)
JPMorgan Chase USD 15,914 JPY 1,811,040
03/16/22
(171)
JPMorgan Chase USD 12,808 NOK 114,200
03/16/22
23
JPMorgan Chase SEK 135,200 USD 14,943
03/16/22
439
Morgan Stanley USD 303 BRL 1,760
04/19/22
22
Royal Bank of Canada USD 32,622 CAD 41,825
03/10/22
280
Royal Bank of Canada USD 15,923 JPY 1,811,040
03/16/22
(180)
Royal Bank of Canada USD 12,779 NOK 114,200
03/16/22
52
Royal Bank of Canada CAD 41,825 USD 32,702
03/10/22
(200)
Royal Bank of Canada SEK 135,200 USD 14,953
03/16/22
449
Standard Chartered USD 15,916 JPY 1,811,040
03/16/22
(173)
Standard Chartered USD 12,825 NOK 114,200
03/16/22
6
Standard Chartered SEK 135,200 USD 14,960
03/16/22
455
State Street USD 16,836 EUR 14,838
03/10/22
(153)
State Street USD 15,064 JPY 1,734,497
03/10/22

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 50,699 JPY 5,720,871
03/10/22
(971)
State Street USD 342 NZD 501
03/10/22
(13)
State Street USD 32,883 NZD 48,213
03/10/22
(1,178)
State Street USD 63,560 SEK 599,062
03/10/22
706
State Street EUR 13,949 USD 15,586
03/10/22
(97)
State Street EUR 29,491 USD 33,518
03/10/22
361
State Street JPY 1,921,509 USD 16,694
03/10/22
(9)
State Street NZD 438 USD 287
03/10/22
(1)
State Street SEK 272 USD 30
03/10/22
1
State Street SEK 299,638 USD 33,244
03/10/22
1,099
UBS USD 1,747 CHF 1,594
03/10/22
(26)
UBS USD 2,192 CHF 2,037
03/10/22
8
UBS USD 75 EUR 66
02/23/22
(1)
UBS CHF 92,806 USD 101,257
03/10/22
1,008
UBS EUR 63,487 USD 72,072
02/23/22
717
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 7,346
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse NZD 66,900 2.019%
(3)
3 Month
NZD-BBR-Telerate
(2)
01/25/23
—
21 21
Credit Suisse USD 37,400 3 Month LIBOR
(2)
0.587%
(3)
04/25/23
—
190 190
Credit Suisse MXN 269,500 7.681%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
04/23/24
—
8 8
Credit Suisse EUR 9,600 6 Month EURIBOR
(3)
-0.147%
(4)
04/26/24
—
28 28
Credit Suisse USD 11,800 12 Month SOFR
(2)
1.340%
(3)
04/26/24
—
(2) (2)
Credit Suisse NZD 18,200 2.693%
(3)
3 Month
NZD-BBR-Telerate
(2)
04/26/24
—
(1) (1)
Credit Suisse USD 57,600 12 Month SOFR
(2)
1.100%
(3)
04/26/24
—
264 264
Credit Suisse CZK 65,155 4.403%
(4)
6 Month PRIBOR
(3)
04/26/24
—
(12) (12)
Credit Suisse USD 81,500 12 Month SOFR
(2)
1.093%
(3)
04/26/24
—
386 386
Credit Suisse USD 81,700 12 Month SOFR
(3)
1.110%
(3)
04/26/24
—
358 358
Credit Suisse CZK 243,930 4.455%
(4)
6 Month PRIBOR
(3)
04/26/24
—
(33) (33)
Credit Suisse CZK 247,415 4.530%
(4)
6 Month PRIBOR
(3)
04/26/24
—
(18) (18)
Credit Suisse ZAR 593,813 3 Month JIBAR
(2)
6.085%
(2)
04/26/24
—
(151) (151)
Credit Suisse EUR 20,800 6 Month EURIBOR
(3)
0.080%
(4)
01/25/27
—
— —
Credit Suisse EUR 36,500 6 Month EURIBOR
(3)
0.078%
(4)
01/25/27
—
— —
Credit Suisse CZK 29,542 6 Month PRIBOR
(3)
3.868%
(4)
04/26/27
—
13 13
Credit Suisse EUR 51,500 0.160%
(4)
6 Month LIBOR
(3)
04/26/27
—
(355) (355)
Credit Suisse CZK 103,156 6 Month PRIBOR
(3)
3.950%
(4)
04/26/27
—
26 26
Credit Suisse CZK 104,473 6 Month PRIBOR
(3)
3.981%
(4)
04/26/27
—
20 20
Credit Suisse SEK 214,600 3 Month STIBOR
(2)
0.924%
(4)
04/26/27
—
68 68
Credit Suisse MXN 222,857 7.670%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
04/13/32
—
44 44
Credit Suisse EUR 31,870 3 Month EURIBOR
(3)
0.397%
(4)
04/26/32
—
335 335
Credit Suisse CAD 32,300 2.277%
(3)
3 Month Canadian
Dealer Offer Rate
(3)
04/26/32
—
(123) (123)
Credit Suisse EUR 9,070 6 Month EURIBOR
(3)
0.515%
(4)
04/26/52
—
(24) (24)
Credit Suisse EUR 3,130 6 Month EURIBOR
(3)
0.318%
(4)
03/10/72 —
26 26

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å)
—
1,068 1,068
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 164,000 (1.000%)
(2)
12/20/26
5,311
2,884 8,195
CDX NA High Yield Index Goldman Sachs
Purchase
USD 33,000 (5.000%)
(2)
12/20/26
(2,975)
723 (2,252)
CDX NA Investment Grade
Index Goldman Sachs Purchase USD 405,000 (1.000%)
(2)
12/20/26
(8,931)
1,415 (7,516)
Total Open Credit Indices Contracts (å)
(6,595)
5,022 (1,573)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 109,015 $ —
$ —
$ 109,015
Corporate Bonds and Notes — 811,242 —
—
811,242
International Debt — 757,659 —
—
757,659
Loan Agreements — 10,211 —
—
10,211
Mortgage-Backed Securities — 559,062 —
—
559,062
Municipal Bonds — 1,812 —
—
1,812
Non-US Bonds — 372,106 —
—
372,106
United States Government Treasuries — 669,420 —
—
669,420
Common Stocks — — —
—
—
Short-Term Investments — 153,433 — 316,558 469,991
Total Investments
— 3,443,960 — 316,558 3,760,518
Other Financial Instruments
Assets
Futures Contracts 11,657 — — — 11,657
Foreign Currency Exchange Contracts — 12,421 — — 12,421
Interest Rate Swap Contracts — 1,787 — — 1,787
Credit Default Swap Contracts — 8,195 — — 8,195
Liabilities
Futures Contracts (25,330) — — — (25,330)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (5,075) — — (5,075)
Interest Rate Swap Contracts — (719) — — (719)
Credit Default Swap Contracts — (9,768) — — (9,768)
Total Other Financial Instruments
*
$ (13,673) $ 6,841 $ — $ — $ (6,832)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Reports.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Reports.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Albania ...............................................................................................
4,228
Andorra ...............................................................................................
15,266
Argentina ............................................................................................
3,915
Australia .............................................................................................
28,806
Belgium ..............................................................................................
17,730
Bermuda .............................................................................................
96,939
Brazil ..................................................................................................
10,308
Canada ................................................................................................
53,776
Cayman Islands ...................................................................................
177,280
Chile ...................................................................................................
9,292
China ..................................................................................................
30,525
Colombia .............................................................................................
8,844
Czech Republic ...................................................................................
3,448
Denmark .............................................................................................
6,545
Egypt ..................................................................................................
6,941
Finland ...............................................................................................
3,741
France .................................................................................................
37,108
Germany .............................................................................................
19,335
Hong Kong ..........................................................................................
785
India ...................................................................................................
22,425
Indonesia ............................................................................................
2,329
Ireland ................................................................................................
89,952
Israel ...................................................................................................
1,603
Italy ....................................................................................................
16,346
Japan ..................................................................................................
126,599
Kazakhstan .........................................................................................
302
Luxembourg ........................................................................................
1,542
Macao .................................................................................................
5,608

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands
Country Exposure
Fair Value
$
Mexico ................................................................................................
51,401
Morocco ..............................................................................................
774
Netherlands ........................................................................................
27,215
New Zealand .......................................................................................
6,623
Nigeria ................................................................................................
2,340
Norway ................................................................................................
3,832
Oman ..................................................................................................
3,226
Panama ...............................................................................................
5,565
Paraguay .............................................................................................
556
Peru ....................................................................................................
17,252
Portugal ..............................................................................................
244
Qatar ...................................................................................................
4,133
Romania ..............................................................................................
14,522
Russia .................................................................................................
4,393
Saudi Arabia .......................................................................................
7,069
Singapore ............................................................................................
4,752
South Africa ........................................................................................
10,631
South Korea ........................................................................................
11,330
Spain ...................................................................................................
7,096
Switzerland .........................................................................................
19,343
Togo ....................................................................................................
855
Tunisia ................................................................................................
11,728
United Arab Emirates .........................................................................
7,319
United Kingdom ..................................................................................
116,386
United States .......................................................................................
2,618,523
Zambia ................................................................................................
1,892
Total Investments ................................................................................ 3,760,518

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.0%
Asset-Backed Securities - 3.1%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 431 431
Arbor Realty Collateralized Loan
Obligation, Ltd.
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,434 2,434
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
1.339% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,947 1,947
CLI Funding VIII LLC
Series 2022-1A Class A1
2.720% due 01/18/47 (Þ) 3,560 3,579
Conseco Finance Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 47 47
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 40 40
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 778 763
Goldentree Loan Management, LP
Series 2019-5A Class AR
1.324% due 10/20/32 1,538 1,539
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 906 888
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 785 785
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 625 633
Madison Park Funding XXI, Ltd.
Series 2015-18A Class ARR
1.195% due 10/21/30 1,640 1,640
Octane Receivables Trust
Series 2021-2A Class A
1.210% due 09/20/28 (Þ) 1,480 1,466
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.352% due 07/25/51 652 652
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 4,978 4,887
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 901 896
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
22,627
Corporate Bonds and Notes - 20.9%
7-Eleven, Inc.
2.500% due 02/10/41 (Þ) 85 74
2.800% due 02/10/51 (Þ) 115 100
Abbott Laboratories
4.750% due 11/30/36 292 356
AbbVie, Inc.
3.600% due 05/14/25 615 644
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 559
Aetna, Inc.
6.750% due 12/15/37 665 923
Alleghany Corp.
3.250% due 08/15/51 885 830
Ally Financial, Inc.
1.450% due 10/02/23 1,050 1,046
Altria Group, Inc.
2.450% due 02/04/32 1,255 1,141
10.200% due 02/06/39 579 926
5.800% due 02/14/39 305 346
3.400% due 02/04/41 397 342
Amazon.com, Inc.
3.100% due 05/12/51 1,000 988
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 145 154
American Express Co.
Series FIX
3.700% due 08/03/23 635 656
American Homes 4 Rent, LP
4.250% due 02/15/28 374 402
American Tower Corp.
3.000% due 06/15/23 370 378
Amgen, Inc.
3.150% due 02/21/40 740 704
3.000% due 01/15/52 1,910 1,732
Analog Devices, Inc.
1.700% due 10/01/28 380 367
2.100% due 10/01/31 210 203
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 311
Anthem, Inc.
3.500% due 08/15/24 480 499
Aon Corp.
8.205% due 01/01/27 313 385
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 204
4.400% due 05/27/26 (Þ) 230 249
5.000% due 03/15/48 (Þ) 235 296
Apple, Inc.
4.500% due 02/23/36 302 361
4.650% due 02/23/46 745 916

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Applied Materials, Inc.
5.100% due 10/01/35 291 361
AT&T, Inc.
4.500% due 05/15/35 365 403
6.800% due 05/15/36 525 690
6.500% due 11/15/36 215 284
6.500% due 09/01/37 165 213
3.500% due 06/01/41 445 434
Series WI
8.750% due 11/15/31 415 592
4.900% due 08/15/37 780 903
6.000% due 08/15/40 150 193
3.500% due 09/15/53 625 594
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,145 1,172
Athene Holding, Ltd.
4.125% due 01/12/28 240 256
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 404 413
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 355 370
Bank of America Corp.
4.000% due 01/22/25 980 1,031
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,920 1,984
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 525 509
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,045 1,031
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 347 405
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 406
Becton Dickinson and Co.
3.363% due 06/06/24 402 415
3.734% due 12/15/24 120 126
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 376 401
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 741 678
Berkshire Hathaway, Inc.
3.125% due 03/15/26 382 399
Berry Global, Inc.
Series WI
0.950% due 02/15/24 432 425
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 184 192
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/32 (Þ) 515 476
Blackstone Private Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 12/15/26 (Þ) 435 413
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 533
Boardwalk Pipelines, LP
4.800% due 05/03/29 335 367
Boeing Co. (The)
2.196% due 02/04/26 810 796
3.200% due 03/01/29 430 432
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 598
Bristol-Myers Squibb Co.
Series WI
3.900% due 02/20/28 635 691
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 625 623
Series WI
4.150% due 11/15/30 450 479
Brown & Brown, Inc.
4.200% due 09/15/24 390 411
Capital One Bank USA NA
3.375% due 02/15/23 250 256
Capital One Financial Corp.
3.500% due 06/15/23 348 357
Carrier Global Corp.
Series WI
2.493% due 02/15/27 415 418
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 454 466
Centene Corp.
Series WI
4.250% due 12/15/27 300 307
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 530 572
4.200% due 03/15/28 375 398
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/39 (Þ) 435 405
Series WI
3.700% due 11/15/29 342 355
Chevron Corp.
2.895% due 03/03/24 358 368
Cigna Corp.
Series WI
4.125% due 11/15/25 475 507
4.800% due 08/15/38 233 268
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 583
Citadel, LP
4.875% due 01/15/27 (Þ) 625 652
Citigroup, Inc.
3.300% due 04/27/25 550 571
6.000% due 10/31/33 321 399

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 07/15/39 450 723
CNH Industrial Capital LLC
1.950% due 07/02/23 426 428
Coca-Cola Co. (The)
1.450% due 06/01/27 381 370
Comcast Corp.
3.700% due 04/15/24 365 380
2.887% due 11/01/51 (Þ) 709 642
2.937% due 11/01/56 (Þ) 661 584
CommonSpirit Health
4.350% due 11/01/42 205 228
4.187% due 10/01/49 785 859
ConocoPhillips
3.750% due 10/01/27 (Þ) 240 256
Constellation Brands, Inc.
4.400% due 11/15/25 520 560
Consumers Energy Co.
2.650% due 08/15/52 825 751
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 626
Costco Wholesale Corp.
2.750% due 05/18/24 408 419
Crown Castle International Corp.
3.150% due 07/15/23 405 414
CVS Health Corp.
4.780% due 03/25/38 125 144
5.050% due 03/25/48 320 392
Devon Energy Corp.
7.875% due 09/30/31 425 584
4.750% due 05/15/42 190 210
DH Europe Finance II SARL
2.600% due 11/15/29 408 409
Diamondback Energy, Inc.
2.875% due 12/01/24 130 133
4.750% due 05/31/25 520 561
3.125% due 03/24/31 435 431
Discovery Communications LLC
Class A
5.000% due 09/20/37 1,480 1,674
Series WI
4.000% due 09/15/55 291 283
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43 90 106
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 560 574
DTE Energy Co.
Series F
1.050% due 06/01/25 495 477
Enbridge Energy Partners, LP
5.500% due 09/15/40 295 356
Energy Transfer Operating, LP
5.250% due 04/15/29 420 467
3.750% due 05/15/30 1,005 1,031
Enterprise Products Operating LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 01/31/50 310 328
Equifax, Inc.
2.600% due 12/15/25 595 604
Series 5Y
3.950% due 06/15/23 860 886
Essential Properties, LP
2.950% due 07/15/31 475 453
Essential Utilities, Inc.
4.276% due 05/01/49 190 211
Exelon Generation Co. LLC
5.600% due 06/15/42 363 416
Exxon Mobil Corp.
4.227% due 03/19/40 235 266
F&G Global Funding
1.750% due 06/30/26 (Þ) 295 287
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 340
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 393 409
First Horizon Corp.
3.550% due 05/26/23 405 414
FLIR Systems, Inc.
2.500% due 08/01/30 205 199
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 598
Freeport-McMoRan, Inc.
4.125% due 03/01/28 495 506
FS KKR Capital Corp.
1.650% due 10/12/24 560 543
4.125% due 02/01/25 358 367
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 405 393
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 1,420 1,620
General Electric Co.
Series MTNA
6.750% due 03/15/32 148 194
General Mills, Inc.
3.700% due 10/17/23 400 414
General Motors Co.
4.875% due 10/02/23 383 403
6.600% due 04/01/36 585 749
General Motors Financial Co., Inc.
4.150% due 06/19/23 366 378
Georgia Power Co.
4.300% due 03/15/43 565 613
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 327 360
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,625 1,672

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,155 1,162
6.345% due 02/15/34 725 947
6.450% due 05/01/36 195 254
6.750% due 10/01/37 105 142
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 50 56
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 640 606
Health Care Service Corp., a Mutual
Legacy Reserve Co.
2.200% due 06/01/30 (Þ) 705 669
Hess Corp.
6.000% due 01/15/40 425 525
5.600% due 02/15/41 315 377
HollyFrontier Corp.
5.875% due 04/01/26 440 483
Home Depot, Inc. (The)
5.875% due 12/16/36 265 358
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 914
HSBC USA, Inc.
7.200% due 07/15/97 245 399
Humana, Inc.
0.650% due 08/03/23 1,010 997
Intercontinental Exchange, Inc.
3.000% due 06/15/50 580 542
International Business Machines Corp.
3.375% due 08/01/23 408 420
International Paper Co.
8.700% due 06/15/38 270 426
7.300% due 11/15/39 150 217
Jackson Financial, Inc.
3.125% due 11/23/31 (Þ) 505 492
Jefferies Group LLC
6.500% due 01/20/43 306 398
JPMorgan Chase & Co.
3.797% due 07/23/24 (USD 3 Month
LIBOR + 0.890%)(Ê) 402 414
7.750% due 07/15/25 260 308
3.200% due 06/15/26 190 198
8.750% due 09/01/30 405 591
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 425 428
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 2,000 1,958
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 231 238
Kilroy Realty, LP
2.650% due 11/15/33 755 700
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 394
Kinder Morgan, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.550% due 06/01/45 340 405
KKR Group Finance Co. II LLC
3.250% due 12/15/51 (Þ) 480 450
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 273
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,100 1,252
Kroger Co. (The)
3.850% due 08/01/23 391 403
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 950 908
Las Vegas Sands Corp.
3.200% due 08/08/24 466 471
Lehman Brothers Holdings
5.857% due 11/30/56 (Æ)(Ø)(Š) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 160 167
Lennar Corp.
4.500% due 04/30/24 512 538
Loews Corp.
6.000% due 02/01/35 337 434
Lowe's Cos., Inc.
3.875% due 09/15/23 404 418
Main Street Capital Corp.
5.200% due 05/01/24 392 411
Markel Corp.
5.000% due 04/05/46 334 396
Marsh & McLennan Cos., Inc.
4.050% due 10/15/23 448 465
Marvell Technology, Inc.
Series WI
1.650% due 04/15/26 379 367
Massachusetts Mutual Life Insurance Co.
3.200% due 12/01/61 (Þ) 570 524
McDonald's Corp.
4.600% due 05/26/45 297 342
Merck & Co., Inc.
2.800% due 05/18/23 411 420
Mercury General Corp.
4.400% due 03/15/27 590 633
Microsoft Corp.
3.450% due 08/08/36 330 360
Mid-America Apartments, LP
3.750% due 06/15/24 401 418
Mondelez International, Inc.
1.875% due 10/15/32 398 365
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 385 372
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 370 357
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 375 375
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 333 390

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MPLX, LP
4.000% due 02/15/25 160 168
4.800% due 02/15/29 610 677
4.500% due 04/15/38 190 203
MultiCare Health System
2.803% due 08/15/50 715 666
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 301
Mylan NV
Series WI
3.950% due 06/15/26 1,025 1,082
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 393 406
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 210
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 301
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 802
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 403
NIKE, Inc.
2.750% due 03/27/27 391 405
Norfolk Southern Corp.
3.050% due 05/15/50 405 381
Northrop Grumman Corp.
3.250% due 08/01/23 361 371
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 452
Occidental Petroleum Corp.
3.500% due 08/15/29 395 389
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 835 917
Old Republic International Corp.
3.850% due 06/11/51 305 305
Oracle Corp.
2.950% due 04/01/30 270 265
3.900% due 05/15/35 385 387
3.800% due 11/15/37 160 155
3.600% due 04/01/40 1,791 1,657
5.375% due 07/15/40 435 492
3.600% due 04/01/50 690 611
4.375% due 05/15/55 380 376
Owl Rock Capital Corp.
4.250% due 01/15/26 400 413
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 560
2.100% due 08/01/27 685 646
2.500% due 02/01/31 635 580
4.200% due 06/01/41 360 342
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 277
PepsiCo, Inc.
2.625% due 03/19/27 457 469
Perrigo Finance Unltd. Co.
3.150% due 06/15/30 465 447
Pfizer, Inc.
Series 5YR
3.200% due 09/15/23 403 415
Philip Morris International, Inc.
4.375% due 11/15/41 635 685
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 401
Progress Energy, Inc.
7.750% due 03/01/31 295 399
Prospect Capital Corp.
3.706% due 01/22/26 380 379
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 352
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 236
3.700% due 05/01/28 210 226
PVH Corp.
Series WI
4.625% due 07/10/25 315 337
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 559 526
QVC, Inc.
4.850% due 04/01/24 705 717
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 392 404
Retail Properties of America, Inc.
4.000% due 03/15/25 362 376
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 990 975
1.200% due 09/02/25 760 730
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 236
5.000% due 03/15/27 480 529
Sabra Health Care, LP
3.200% due 12/01/31 450 427
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 1,055 1,076
Santander Holdings USA, Inc.
3.450% due 06/02/25 670 691
Series FXD
3.500% due 06/07/24 386 397
Schlumberger Investment SA
1.400% due 09/17/25 405 398

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 700 668
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 408
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 408 416
Simon Property Group, LP
2.450% due 09/13/29 865 853
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 558
Southern California Edison Co.
6.650% due 04/01/29 304 363
Southern Power Co.
5.150% due 09/15/41 306 354
Southwest Airlines Co.
5.125% due 06/15/27 745 832
Spectra Energy Partners, LP
4.500% due 03/15/45 372 400
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 450 491
Starbucks Corp.
2.000% due 03/12/27 377 371
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 455 478
SVB Financial Group
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 550 546
Synchrony Financial
3.950% due 12/01/27 346 362
TCI Communications, Inc.
7.875% due 02/15/26 340 413
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 875 858
8.375% due 06/15/32 515 710
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 351 364
Thermo Fisher Scientific, Inc.
4.100% due 08/15/47 303 354
Time Warner Cable LLC
6.550% due 05/01/37 758 940
7.300% due 07/01/38 450 598
6.750% due 06/15/39 460 587
Time Warner Entertainment Co., LP
8.375% due 03/15/23 344 370
8.375% due 07/15/33 600 837
T-Mobile USA, Inc.
Series WI
3.875% due 04/15/30 550 576
Truist Financial Corp.
Series BKNT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.689% due 08/02/24 (USD 3 Month
LIBOR + 0.735%)(Ê) 360 372
Tsmc Arizona Corp.
1.750% due 10/25/26 470 462
TSMC Arizona Corp.
2.500% due 10/25/31 235 232
3.125% due 10/25/41 470 467
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 267 362
Tyson Foods, Inc.
4.875% due 08/15/34 307 361
UnitedHealth Group, Inc.
3.050% due 05/15/41 225 220
Unum Group
5.750% due 08/15/42 296 342
US Bancorp
3.375% due 02/05/24 354 367
Verizon Communications, Inc.
7.750% due 12/01/30 1,565 2,156
2.355% due 03/15/32 (Þ) 418 397
3.550% due 03/22/51 335 337
Series WI
4.272% due 01/15/36 980 1,099
ViacomCBS, Inc.
3.700% due 08/15/24 460 480
4.750% due 05/15/25 505 543
5.900% due 10/15/40 380 485
4.600% due 01/15/45 455 502
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 275 285
Vontier Corp.
Series WI
1.800% due 04/01/26 370 356
2.950% due 04/01/31 330 319
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 408 408
Wells Fargo & Co.
0.741% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 525 513
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 1,095 1,133
5.950% due 12/15/36 100 129
4.650% due 11/04/44 354 402
Western & Southern Life Insurance Co.
(The)
3.750% due 04/28/61 (Þ) 355 369
Westinghouse Air Brake Technologies
Corp.
4.400% due 03/15/24 391 410
Williams Cos., Inc. (The)
5.800% due 11/15/43 160 198
154,336
International Debt - 17.7%

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 344 371
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 366 372
ADCB Finance Cayman, Ltd.
4.000% due 03/29/23 (Þ) 410 421
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
4.500% due 09/15/23 358 372
3.150% due 02/15/24 690 703
3.000% due 10/29/28 520 509
3.300% due 01/30/32 235 229
Agrosuper SA
4.600% due 01/20/32 (Þ) 425 431
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 414 419
Alibaba Group Holding, Ltd.
Series WI
3.600% due 11/28/24 447 465
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 350 367
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 231
Anheuser-Busch InBev Worldwide, Inc.
5.450% due 01/23/39 350 430
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 511
ANZ New Zealand International, Ltd.
1.250% due 06/22/26 (Þ) 1,000 964
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 923 921
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 787 787
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,261 4,256
Ares LXI CLO, Ltd.
Series 2021-61A Class A
1.282% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,407 3,408
AstraZeneca PLC
0.300% due 05/26/23 432 428
6.450% due 09/15/37 420 590
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 411 424
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 401 413
Banco Santander Chile
2.700% due 01/10/25 (Þ) 363 368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 499 538
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 710 681
2.749% due 12/03/30 1,000 941
Bancolombia SA
3.000% due 01/29/25 419 412
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 303 404
Bank of Montreal
0.400% due 09/15/23 383 377
Bank of Nova Scotia (The)
0.650% due 07/31/24 434 423
Barclays PLC
4.375% due 01/12/26 820 876
4.950% due 01/10/47 285 340
Barings CLO, Ltd.
Series 2021-1A Class AR
1.391% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 2,763 2,765
Barrick NA Finance LLC
5.750% due 05/01/43 605 783
BAT Capital Corp.
3.215% due 09/06/26 185 188
Series WI
3.557% due 08/15/27 620 634
4.390% due 08/15/37 800 808
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 405 418
4.700% due 07/15/64 (Þ) 605 659
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,402 1,447
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 393 412
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,397 1,397
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 884 880
Bellemeade Re, Ltd.
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,559 1,564
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,405
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,211 2,207
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 700

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,283 1,275
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 961 950
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 392 417
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 395 415
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 398 414
BlueMountain CLO, Ltd.
Series 2018-3A Class A1R
1.272% due 04/20/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 551 550
BNP Paribas SA
4.250% due 10/15/24 377 400
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 345 329
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 247 258
Brookfield Finance LLC
3.450% due 04/15/50 359 351
Brookfield Finance, Inc.
4.000% due 04/01/24 443 463
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 392 404
0.950% due 10/23/25 530 509
1.250% due 06/22/26 1,000 958
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 279 362
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 338
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 575
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 400
Cenovus Energy, Inc.
6.750% due 11/15/39 490 639
CI Financial Corp.
3.200% due 12/17/30 1,035 1,021
4.100% due 06/15/51 1,015 1,039
CNH Industrial NV
4.500% due 08/15/23 384 398
Colombia Government International
Bond
3.250% due 04/22/32 615 523
4.125% due 02/22/42 630 499
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 277
Credit Agricole SA
3.750% due 04/24/23 (Þ) 405 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 409
Credit Suisse Group AG
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 325 316
Series FXD
0.520% due 08/09/23 2,313 2,282
Series WI
4.550% due 04/17/26 370 399
Danone SA
2.589% due 11/02/23 (Þ) 402 408
Danske Bank A/S
5.375% due 01/12/24 (Þ) 435 463
Deutsche Bank AG
3.700% due 05/30/24 402 417
Series E
0.962% due 11/08/23 377 373
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 416 421
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
1.161% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,500 1,500
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 755 750
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,464 1,464
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,283 1,286
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 261 219
Ecopetrol SA
6.875% due 04/29/30 425 456
5.875% due 05/28/45 160 141
5.875% due 11/02/51 300 257
EIG Pearl Holdings SARL
3.545% due 08/31/36 (Þ) 215 214
4.387% due 11/30/46 (Þ) 295 294
Enbridge, Inc.
3.700% due 07/15/27 346 365
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 387 403
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 1,193 1,237
Enstar Group, Ltd.
3.100% due 09/01/31 490 464
Equinor ASA
2.650% due 01/15/24 360 368
3.700% due 04/06/50 190 204

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 369 403
3.375% due 03/03/31 420 421
Fresnillo PLC
4.250% due 10/02/50 (Þ) 200 194
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 347 342
2.625% due 03/31/36 (Þ) 425 400
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 382 377
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 397 408
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 366 377
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 402 418
Hana Bank
4.375% due 09/30/24 (Þ) 350 370
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,963 1,957
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,106 2,101
HSBC Bank PLC
7.650% due 05/01/25 385 446
HSBC Holdings PLC
3.600% due 05/25/23 366 377
Inco, Ltd.
7.200% due 09/15/32 322 389
ING Bank NV
5.800% due 09/25/23 (Þ) 347 369
ING Groep NV
4.100% due 10/02/23 357 372
2.727% due 04/01/32 (SOFR +
1.316%)(Ê) 180 176
Lloyds Banking Group PLC
4.344% due 01/09/48 312 338
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 396 401
2.800% due 04/26/27 (Þ) 255 236
3.600% due 10/26/31 (Þ) 260 236
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 339
Meituan
2.125% due 10/28/25 (Þ) 482 455
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 280 297
Mexico Government International Bond
2.659% due 05/24/31 435 409
3.771% due 05/24/61 520 444
Mitsubishi UFJ Financial Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.761% due 07/26/23 359 371
Natwest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 564
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
1.161% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,343 2,343
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 500 500
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 422
Nomura Holdings, Inc.
2.648% due 01/16/25 565 572
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 393 407
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 705 678
Nutrien, Ltd.
1.900% due 05/13/23 420 422
NYACK Park CLO, Ltd.
Series 2021-1A Class A
1.244% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 4,481 4,483
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 678 678
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,480
Ontario Teachers' Cadillac Fairview
Properties Trust
2.500% due 10/15/31 (Þ) 445 433
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 397 417
Panasonic Corp.
2.679% due 07/19/24 (Þ) 410 417
Prosus NV
4.027% due 08/03/50 (Þ) 439 381
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 831 828
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 859 860
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 394 415
2.875% due 01/12/32 (Þ) 375 364
3.625% due 01/12/52 (Þ) 700 662
3.750% due 01/12/62 (Þ) 380 364
Resorts World Las Vegas LLC / RWLV
Capital, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 04/06/31 (Þ) 395 376
Reynolds American, Inc.
7.250% due 06/15/37 390 503
8.125% due 05/01/40 715 972
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 393 405
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 416 433
Sanofi
3.375% due 06/19/23 392 403
Santander UK PLC
5.625% due 09/15/45 (Þ) 290 353
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 199
2.875% due 04/16/24 (Þ) 397 406
1.625% due 11/24/25 (Þ) 300 294
Scentre Group
3.625% due 01/28/26 (Þ) 690 725
4.375% due 05/28/30 (Þ) 525 585
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 970
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 405 408
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 487 477
Sky, Ltd.
3.750% due 09/16/24 (Þ) 438 460
Smith & Nephew PLC
2.032% due 10/14/30 605 559
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 609
4.250% due 04/14/25 (Þ) 384 401
3.625% due 03/01/41 (Þ) 625 588
Standard Chartered PLC
5.300% due 01/09/43 (Þ) 346 395
State Bank of India
4.375% due 01/24/24 (Þ) 399 416
Sumitomo Mitsui Financial Group, Inc.
3.936% due 10/16/23 358 372
Sumitomo Mitsui Trust Bank, Ltd.
0.800% due 09/12/23 (Þ) 379 375
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 392 409
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 690 636
Series WI
4.400% due 11/26/23 1,000 1,046
5.000% due 11/26/28 1,105 1,262
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 454 467
Toronto-Dominion Bank (The)
0.300% due 06/02/23 432 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Capital International SA
3.700% due 01/15/24 351 366
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 367 375
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 540 529
Unilever Capital Corp.
0.375% due 09/14/23 429 422
Vale Overseas, Ltd.
6.250% due 08/10/26 343 392
6.875% due 11/10/39 290 374
Vale SA
5.625% due 09/11/42 337 385
Validus Holdings, Ltd.
8.875% due 01/26/40 477 758
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
1.244% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,538 1,538
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 415 424
1.250% due 11/24/25 (Þ) 1,115 1,078
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,660 1,660
Series 2021-3A Class A1R
1.294% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,466
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 500
3.133% due 11/18/41 325 307
Woori Bank
4.750% due 04/30/24 (Þ) 353 374
130,932
Mortgage-Backed Securities - 16.9%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 52 54
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 14 10
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,184
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,601
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,495 1,527
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Æ)(Ê)(Þ) 2,427 2,416
Credit Suisse Mortgage Trust

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,382
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 2,006
Fannie Mae
2.600% due 2031 330 346
5.500% due 2033 20 22
5.500% due 2034 182 204
4.500% due 2035 260 292
6.000% due 2035 56 63
5.500% due 2036 129 144
5.500% due 2037 93 105
5.500% due 2038 414 468
6.000% due 2039 26 30
4.500% due 2040 86 93
5.500% due 2040 353 392
4.000% due 2041 101 110
3.500% due 2043 935 1,000
4.000% due 2043 101 109
4.000% due 2044 514 557
3.500% due 2045 766 811
4.000% due 2045 475 513
4.000% due 2046 1,061 1,144
4.500% due 2046 251 275
4.000% due 2047 343 366
4.500% due 2047 78 84
4.000% due 2048 498 533
5.000% due 2048 1,699 1,863
3.000% due 2049 3,050 3,150
4.000% due 2049 461 498
2.000% due 2050 11,605 11,343
2.500% due 2050 3,836 3,846
2.000% due 2051 4,979 4,862
2.500% due 2051 495 496
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 409 476
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 19 21
Series 2005-117 Class LC
5.500% due 11/25/35 35 35
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 1,770 202
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 1,256 133
Series 2021-3 Class KI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 02/25/51 2,041 209
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 1,943 278
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 877 152
Freddie Mac
5.500% due 2032 9 10
7.500% due 2032 6 6
5.500% due 2034 16 18
4.000% due 2040 452 496
5.500% due 2041 130 147
3.500% due 2043 600 642
3.500% due 2044 97 103
4.000% due 2044 338 367
4.000% due 2045 643 699
3.500% due 2046 87 92
4.000% due 2047 599 641
4.500% due 2048 215 231
2.500% due 2050 5,970 5,981
3.000% due 2050 7,609 7,836
2.000% due 2051 5,049 4,938
2.500% due 2051 5,565 5,566
3.000% due 2052 5,000 5,113
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2021-F109 Class AS
0.290% due 03/25/31 (SOFR 30 Day
Average + 0.240%)(Ê) 5,196 5,187
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 176 200
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 371 411
Series 2006-3123 Class HT
5.000% due 03/15/26 79 83
Series 2010-3632 Class PK
5.000% due 02/15/40 89 96
Series 2012-4019 Class JD
3.000% due 05/15/41 72 74
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,383 139
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 2,115 233
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 3,710 552
Series 2020-5052 Class IO

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
3.500% due 12/25/50 1,385 205
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 1,706 279
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 1,703 288
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,599 302
Ginnie Mae II
4.500% due 2042 107 118
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 569 62
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 1,691 196
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 2,232 275
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 2,203 252
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 2,519 270
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 7,662 923
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 650 80
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 650 61
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 2,198 271
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 1,346 155
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 43 42
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 228 229
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,774 3,763
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,759 3,746
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,137 3,127
Series 2021-INV2 Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 12/25/51 (~)(Ê)(Þ) 5,041 4,943
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,600 2,579
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,157 1,147
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,765
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,867
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 186
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 31
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,139
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 840 837
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 2,277 2,262
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,193 2,186
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,042 1,036
124,888
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 268 390
7.055% due 04/01/57 482 685
1,075
Non-US Bonds - 4.6%
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 1,100 1,235
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 1,000 1,118
CIFC Funding, Ltd.
0.950% due 08/18/35 EUR 698 779
Contego CLO DAC
0.950% due 01/24/34 EUR 1,572 1,745
Cordatus CLO PLC
0.810% due 06/22/34 EUR 2,735 3,069
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 692 914
Harvest CLO XIX DAC
Series 2018-19X Class A
0.770% due 04/14/31 (3 Month
EURIBOR + 0.770%)(Ê) EUR 1,817 2,043
Harvest CLO XXVI DAC
Series 2021-26A Class A
0.940% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 1,189 1,326
Last Mile Logistics Group, Inc.
0.750% due 08/17/26 EUR 1,216 1,366
Last Mile Securities
0.900% due 08/17/31 EUR 1,273 1,428
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 952 1,065
Mansard Mortgages
Series 2007-1X Class A2
0.208% due 04/15/47 (GBP 3 Month
LIBOR + 0.180%)(Ê) GBP 1,393 1,817
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 753 1,002
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 980 1,073
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(~)(Ê) GBP 2,679 3,533
RMAC Securities No. 1 PLC
0.245% due 06/12/44 GBP 440 571
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 363 479
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 1,006 1,307
Taurus CMBS
1.074% due 08/17/31 GBP 1,294 1,744
1.624% due 08/17/31 GBP 495 668
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
1.047% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 561 756
Series 2021-UK1A Class B
1.497% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 496 667
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,739
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(~)(Ê)(Þ) GBP 1,162 1,565
34,009
United States Government Agencies - 0.1%
Tennessee Valley Authority
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 05/15/25 750 732
United States Government Treasuries - 29.6%
United States Treasury Notes
0.250% due 04/15/23 6,875 6,822
1.750% due 05/15/23 5,905 5,966
1.250% due 07/31/23 4,980 4,997
0.250% due 11/15/23 4,288 4,222
2.750% due 11/15/23 12,805 13,171
0.125% due 01/15/24 11,755 11,516
0.875% due 01/31/24 1,005 999
2.000% due 04/30/24 4,158 4,229
2.250% due 04/30/24 4,355 4,453
0.250% due 05/15/24 5,080 4,966
1.125% due 01/15/25 855 849
2.000% due 02/15/25 6,065 6,173
0.250% due 05/31/25 7,181 6,901
0.250% due 06/30/25 5,119 4,913
0.250% due 07/31/25 1,988 1,906
2.000% due 08/15/25 2,945 2,997
0.250% due 09/30/25 1,316 1,258
0.250% due 10/31/25 648 618
3.000% due 10/31/25 2,820 2,972
2.250% due 11/15/25 3,530 3,625
1.625% due 02/15/26 6,760 6,781
2.250% due 03/31/26 2,750 2,826
1.625% due 05/15/26 4,362 4,372
1.500% due 08/15/26 6,534 6,506
1.500% due 01/31/27 2,695 2,681
0.625% due 03/31/27 4,275 4,064
2.375% due 05/15/27 3,010 3,122
0.500% due 05/31/27 5,150 4,850
2.750% due 02/15/28 2,660 2,820
1.125% due 02/29/28 1,336 1,291
1.250% due 03/31/28 1,652 1,606
2.875% due 05/15/28 2,598 2,778
2.875% due 08/15/28 1,938 2,075
3.125% due 11/15/28 1,564 1,703
1.750% due 01/31/29 1,875 1,876
2.375% due 05/15/29 1,410 1,471
1.625% due 08/15/29 5,925 5,880
1.750% due 11/15/29 5,120 5,127
0.625% due 05/15/30 3,603 3,290
0.625% due 08/15/30 6,610 6,020
0.875% due 11/15/30 2,217 2,058
1.125% due 02/15/31 2,148 2,034
1.250% due 08/15/31 766 731
1.375% due 11/15/31 6,105 5,883

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.125% due 05/15/40 2,227 1,879
1.125% due 08/15/40 4,910 4,127
1.375% due 11/15/40 3,930 3,446
1.875% due 02/15/41 2,284 2,177
1.750% due 08/15/41 635 591
2.000% due 11/15/41 1,220 1,186
2.750% due 11/15/42 2,180 2,389
3.125% due 08/15/44 1,690 1,973
2.875% due 08/15/45 1,210 1,364
2.750% due 11/15/47 3,411 3,811
3.000% due 02/15/48 2,141 2,508
3.000% due 08/15/48 1,406 1,652
3.375% due 11/15/48 1,360 1,708
3.000% due 02/15/49 1,453 1,715
2.875% due 05/15/49 1,462 1,690
1.250% due 05/15/50 3,505 2,851
1.875% due 02/15/51 1,337 1,266
2.000% due 08/15/51 2,120 2,068
1.625% due 11/15/51 4,410 3,936
1.875% due 11/15/51 1,160 1,100
218,835
Total Long-Term Investments
(cost
$695,534
) 687,434
Short-Term Investments - 5.9%
Athene Global Funding
3.000% due 07/01/22 (Þ) 140 141
Avnet, Inc.
4.875% due 12/01/22 510 525
Citigroup, Inc.
4.050% due 07/30/22 311 316
Evergy, Inc.
5.292% due 06/15/22 (~)(Ê) 805 809
General Motors Financial Co., Inc.
3.450% due 04/10/22 945 947
Hewlett Packard Enterprise Co.
Class A
4.400% due 10/15/22 (Þ) 1 1
Humana, Inc.
3.150% due 12/01/22 300 304
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 719
U.S. Cash Management Fund(@) 34,171,000(∞) 34,162
United States Treasury Bills
Series WI
0.000% due 02/01/22 (ç)(ž) 300 300
United States Treasury Notes
1.625% due 12/15/22 5,255 5,296
Total Short-Term Investments
(cost $44,624) 43,520
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.9%
(identified cost $740,158) 730,954
Other Assets and Liabilities,
Net - 1.1%
8,146
Net Assets - 100.0%
739,100

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.3%
7-Eleven, Inc. 05/14/21 115,000 89.93 103
100
7-Eleven, Inc. 05/14/21 85,000 91.45 78
74
ABN AMRO Bank NV 12/07/21 344,000 110.29 379
371
Adani Ports & Special Economic Zone, Ltd. 04/23/20 366,000 94.79 347
372
ADCB Finance Cayman, Ltd. 11/03/21 410,000 103.46 424
421
Agrosuper SA 01/12/22 425,000 100.00 425
431
Air Liquide Finance SA 07/13/21 414,000 102.77 425
419
Alimentation Couche-Tard, Inc. 09/19/17 350,000 98.33 344
367
Antares Holdings, LP 01/21/21 505,000 99.00 500
511
ANZ New Zealand International, Ltd. 06/16/21 1,000,000 100.00 1,000
964
Apollo Management Holdings, LP 05/24/16 230,000 99.96 230
249
Apollo Management Holdings, LP 03/08/18 235,000 98.97 233
296
Apollo Management Holdings, LP 05/24/18 195,000 99.74 195
204
Aqueduct European CLO DAC 06/15/21 EUR 1,100,000 121.27 1,334
1,235
Arbor Realty CLO, Ltd. 05/26/21 923,000 100.00 923
921
Arbor Realty CLO, Ltd. 11/17/21 787,000 100.00 787
787
Arbor Realty Collateralized Loan Obligation, Ltd. 01/26/22 2,434,000 100.00 2,434
2,434
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 4,261,000 100.00 4,261
4,256
Ares LXI CLO, Ltd. 08/20/21 3,407,000 100.00 3,407
3,408
Athene Global Funding 06/12/19 140,000 100.10 140
141
Athene Global Funding 11/06/19 1,145,000 102.51 1,174
1,172
Aviation Capital Group LLC 10/07/21 404,000 103.46 418
413
Banco de Credito del Peru 10/05/21 411,000 103.70 426
424
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 401,000 105.92 425
413
Banco Santander Chile 01/06/22 363,000 102.14 371
368
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/14/20 499,000 104.57 531
538
Bangkok Bank PCL 06/19/18 303,000 123.59 374
404
Barings CLO, Ltd. 09/22/21 2,763,000 100.00 2,763
2,765
Bayer US Finance II LLC 08/14/18 605,000 93.64 567
659
Bayer US Finance II LLC 08/06/21 405,000 105.51 427
418
Bayer US Finance LLC 06/18/18 1,402,000 99.12 1,392
1,447
BBVA Bancomer SA 10/06/21 393,000 106.99 420
412
BDS, Ltd. 05/14/21 1,397,000 100.00 1,397
1,397
BDS, Ltd. 07/22/21 884,000 100.00 884
880
Bellemeade Re, Ltd. 10/28/20 1,559,000 100.00 1,559
1,564
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,405
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
700
Bellemeade Re, Ltd. 06/11/21 2,211,000 100.00 2,211
2,207
Bellemeade Re, Ltd. 09/23/21 1,283,000 100.00 1,283
1,275
Bellemeade Re, Ltd. 09/27/21 961,000 100.30 964
950
Bharti Airtel International Netherlands BV 08/05/21 392,000 108.30 425
417
Bharti Airtel, Ltd. 09/13/21 395,000 107.77 426
415
Blackstone Holdings Finance Co. LLC 07/29/21 515,000 99.14 511
476
Blackstone Private Credit Fund 09/10/21 435,000 99.35 432
413
BlueMountain CLO, Ltd. 11/10/21 551,000 100.08 551
550
BNP Paribas SA 09/08/21 345,000 100.00 345
329
British Airways Pass-Through Trust 11/17/20 246,901 100.00 247
258
Broadcom, Inc. 05/05/20 625,000 99.89 624
623
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,184
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.97 2,695
2,601
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 1,947,000 100.00 1,947
1,947
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
575
Chase Home Lending Mortgage Trust 07/22/20 1,494,931 100.00 1,495
1,527
Cheniere Corpus Christi Holdings LLC 08/17/21 435,000 100.00 435
405
Citadel Finance LLC 03/03/21 590,000 99.61 588
583
Citadel, LP 09/11/19 625,000 99.80 624
652
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,394
2,416
CLI Funding VIII LLC 01/19/22 3,560,000 99.95 3,558
3,579
Comcast Corp. 01/19/18 709,000 99.56 706
642
Comcast Corp. 08/13/21 661,000 98.71 652
584
ConocoPhillips 04/30/19 240,000 100.34 241
256
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.04 286
277
CoStar Group, Inc. 06/24/20 645,000 99.93 645
626
Credit Agricole SA 06/17/21 429,000 98.70 423
409
Credit Agricole SA 07/12/21 405,000 103.96 421
417
Credit Suisse Group AG 05/10/21 325,000 100.15 325
316

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 207
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,382
Danone SA 10/01/19 402,000 100.69 405
408
Danske Bank A/S 05/08/19 435,000 102.26 445
463
DBGS Mortgage Trust 04/03/19 1,961,000 101.24 1,985
2,006
Deutsche Telekom International Finance BV 07/13/21 416,000 102.92 428
421
Dewolf Park CLO, Ltd. 10/08/21 1,500,000 100.00 1,500
1,500
Eagle Re, Ltd. 01/27/20 755,000 100.00 755
750
Eagle Re, Ltd. 04/09/21 1,464,000 100.00 1,464
1,464
Eagle Re, Ltd. 10/29/21 1,283,000 100.00 1,283
1,286
ECAF, Ltd. 08/09/18 260,941 99.30 259
219
EIG Pearl Holdings SARL 01/13/22 215,000 100.00 215
214
EIG Pearl Holdings SARL 01/13/22 295,000 100.00 295
294
Enel Finance International NV 01/05/18 387,000 94.52 366
403
Eni SpA 09/05/18 1,193,000 102.54 1,213
1,237
F&G Global Funding 06/23/21 295,000 99.97 295
287
Farmers Exchange Capital III 10/12/16 290,000 99.15 288
340
FNA VI LLC 01/22/21 777,751 99.99 778
763
Fresnillo PLC 09/29/20 200,000 98.05 196
194
GA Global Funding Trust 01/08/21 405,000 99.91 405
393
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 347,421 100.00 347
342
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 425,000 100.00 425
400
Glencore Funding LLC 12/21/21 366,000 103.88 380
377
GoodLeap Sustainable Home Improvements 10/21/21 906,311 99.99 906
888
GoodLeap Sustainable Home Solutions Trust 01/24/22 785,000 99.98 785
785
Grupo Bimbo SAB de CV 11/03/21 402,000 105.97 426
418
Hana Bank 01/04/22 350,000 107.12 375
370
Harvest CLO XXVI DAC 06/24/21 EUR 1,189,000 119.34 1,419
1,326
Health Care Service Corp., a Mutual Legacy Reserve Co. 05/28/20 705,000 99.66 703
669
Hewlett Packard Enterprise Co. 09/30/15 500 99.98 —
1
HGI CRE CLO, Ltd. 05/06/21 1,963,000 100.03 1,964
1,957
HGI CRE CLO, Ltd. 09/17/21 2,106,000 100.00 2,106
2,101
ING Bank NV 01/04/22 347,000 107.24 372
369
Jackson Financial, Inc. 11/17/21 505,000 99.70 503
492
JPMorgan Mortgage Trust 03/30/21 228,137 102.13 233
229
JPMorgan Mortgage Trust 04/26/21 3,773,657 102.77 3,878
3,763
JPMorgan Mortgage Trust 05/24/21 3,758,614 102.85 3,866
3,746
JPMorgan Mortgage Trust 06/24/21 3,137,414 102.22 3,218
3,127
JPMorgan Mortgage Trust 06/24/21 5 , 041 , 016 102.22 5 , 13 5
4,943
JPMorgan Mortgage Trust 01/26/22 2,600,000 99.09 2,576
2,579
KKR Group Finance Co. II LLC 12/01/21 480,000 99.91 480
450
KKR Group Finance Co. III LLC 03/11/15 225,000 100.42 226
273
Kyndryl Holdings, Inc. 10/07/21 950,000 99.88 949
908
Land O'Lakes, Inc. 06/22/16 700,000 100.88 706
719
Lukoil International Finance BV 09/19/17 396,000 100.48 398
401
Lukoil International Finance BV 10/19/21 255,000 100.00 255
236
Lukoil International Finance BV 10/19/21 260,000 100.00 260
236
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
339
Madison Park Euro Funding IX DAC 06/09/21 EUR 952,000 121.77 1,159
1,065
Massachusetts Mutual Life Insurance Co. 11/18/21 570,000 99.22 566
524
Meituan 12/02/20 482,000 101.13 487
455
Mello Mortgage Capital Acceptance 06/14/21 1,157,349 102.62 1,188
1,147
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.77 2,770
2,765
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.49 31
31
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.84 186
186
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.36 1,833
1,867
Motiva Enterprises LLC 04/23/20 333,000 91.36 304
390
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
301
Nestle Holdings, Inc. 04/22/20 393,000 103.70 408
406
Neuberger Berman CLO XV, Ltd. 08/31/21 2,343,000 100.00 2,343
2,343
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 500,000 100.14 501
500
New York Life Insurance Co. 04/08/20 195,000 99.41 194
210
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.46 417
422
NGPL PipeCo LLC 10/02/19 297,000 126.81 377
403
Nordea Bank Abp 06/17/21 393,000 104.96 412
407
NTT Finance Corp. 02/24/21 705,000 100.00 705
678
NYACK Park CLO, Ltd. 09/02/21 4,481,000 100.00 4,482
4,483
Oaktown Re III, Ltd. 01/26/21 678,000 100.44 681
678
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,480

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Octane Receivables Trust 10/26/21 1,480,074 99.99 1,480
1,466
Ohio National Financial Services, Inc. 01/16/20 835,000 107.58 898
917
One Market Plaza Trust 02/15/17 1,133,000 102.05 1,156
1,139
Ontario Teachers' Cadillac Fairview Properties Trust 10/07/21 445,000 98.97 440
433
Oversea-Chinese Banking Corp., Ltd. 11/03/21 397,000 106.82 424
417
Pacific Life Insurance Co. 06/15/18 255,000 92.29 235
277
Panasonic Corp. 09/13/21 410,000 104.41 428
417
Prosus NV 02/03/21 439,000 100.69 442
381
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
837
Radnor RE, Ltd. 11/05/21 859,000 100.00 859
860
Radnor RE, Ltd. 01/13/22 831,000 100.16 832
828
RCKT Mortgage Trust 06/22/21 2,277,456 102.05 2,324
2,262
Reliance Industries, Ltd. 10/07/21 394,000 107.41 423
415
Reliance Industries, Ltd. 01/05/22 700,000 98.61 690
662
Reliance Industries, Ltd. 01/05/22 380,000 98.94 376
364
Reliance Industries, Ltd. 01/05/22 375,000 99.76 374
364
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 97.85 387
376
Roche Holdings, Inc. 07/08/20 393,000 104.31 410
405
SABIC Capital II BV 04/07/20 416,000 100.40 418
433
Santander UK PLC 10/01/18 290,000 102.80 298
353
Saudi Arabian Oil Co. 04/07/20 397,000 99.20 394
406
Saudi Arabian Oil Co. 11/17/20 200,000 99.87 200
199
Saudi Arabian Oil Co. 11/17/20 300,000 99.97 300
294
Scentre Group 05/19/20 690,000 99.56 687
725
Scentre Group 05/19/20 525,000 99.81 524
585
Scentre Group Trust 2 09/16/20 945,000 100.00 945
970
Sealed Air Corp. 09/15/21 700,000 98.61 690
668
Sequoia Mortgage Trust 05/06/21 2,193,392 102.73 2,253
2,186
Siemens Financieringsmaatschappij NV 02/03/21 405,000 102.58 415
408
SK Hynix, Inc. 03/09/21 487,000 100.01 487
477
Sky, Ltd. 01/05/21 438,000 108.19 474
460
Smithfield Foods, Inc. 03/27/19 500,000 101.05 505
558
Societe Generale SA 01/16/20 384,000 103.80 399
401
Societe Generale SA 01/16/20 605,000 99.88 604
609
Societe Generale SA 02/22/21 625,000 99.66 623
588
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 108.03 486
491
Standard Chartered PLC 06/21/21 346,000 121.02 419
395
State Bank of India 10/05/21 399,000 106.13 423
416
Sumitomo Mitsui Trust Bank, Ltd. 01/04/22 379,000 99.70 378
375
SURA Asset Management SA 06/18/21 392,000 106.45 417
409
TAL Advantage VII LLC 06/24/21 4,977,680 100.93 5,024
4,887
Taurus UK Designated Activity Co. 02/22/21 GBP 560,880 140.62 789
756
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
667
Tencent Holdings, Ltd. 01/04/21 454,000 104.70 475
467
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.31 860
858
Texas Eastern Transmission, LP 11/13/19 351,000 102.71 361
364
Towd Point Mortgage Trust 08/17/20 901,494 101.78 918
896
Triton Container International, Ltd. 04/06/21 540,000 99.91 540
529
UWM Mortgage Trust 05/27/21 1,041,672 102.23 1,065
1,036
Venture XXVIII CLO, Ltd. 09/01/21 1,538,000 100.00 1,538
1,538
Verizon Communications, Inc. 11/02/20 418,000 100.96 422
397
Vistra Operations Co. LLC 06/04/19 275,000 99.83 275
285
Volkswagen Group of America Finance LLC 11/17/20 1,115,000 99.87 1,114
1,078
Volkswagen Group of America Finance LLC 08/05/21 415,000 103.17 428
424
Voya CLO, Ltd. 02/18/20 1,659,541 100.00 1,660
1,660
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,480
3,466
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 1,161,695 138.65 1,611
1,565
Western & Southern Life Insurance Co. (The) 04/21/21 355,000 99.85 354
369
Woori Bank 01/04/22 353,000 106.94 378 374
179,300
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 209
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 359 AUD 49,188 03/22
(573)
Canadian 10 Year Government Bond Futures 162 CAD 22,534 03/22
(53)
United States 2 Year Treasury Note Futures 79 USD 17,116 03/22
(132)
United States 5 Year Treasury Note Futures 458 USD 54,596 03/22
(369)
United States 10 Year Treasury Note Futures 628 USD 80,363 03/22
(908)
United States 10 Year Ultra Treasury Note Futures 206 USD 29,423 03/22
(43)
United States Treasury Long Bond Futures 22 USD 3,424 03/22
(82)
United States Treasury Ultra Bond Futures 116 USD 21,917 03/22 (570)
Short Positions
Euro-Bund Futures 162 EUR 27,396 03/22
975
Long Gilt Futures 113 GBP 13,781 03/22
492
United States 2 Year Treasury Note Futures 308 USD 66,731 03/22
243
United States 10 Year Ultra Treasury Note Futures 9 USD 1,285 03/22
28
United States Treasury Long Bond Futures 26 USD 4,046 03/22 74
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (918)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 232 AUD 332
03/10/22
3
Bank of America USD 339 AUD 468
03/10/22
(9)
Bank of America USD 130 NOK 1,173
03/10/22
1
Bank of America USD 233 NOK 2,056
03/10/22
(2)
Bank of America AUD 17,906 USD 12,715
03/10/22
53
Bank of America GBP 13,273 USD 18,110
02/23/22
262
Bank of America NOK 57,674 USD 6,336
03/10/22
(145)
Bank of Montreal USD 3,018 JPY 343,080
03/16/22
(35)
Bank of Montreal USD 3,150 NOK 28,000
03/16/22
(5)
Bank of Montreal SEK 26,000 USD 2,880
03/16/22
91
Bank of New York USD 9,650 GBP 7,248
03/10/22
95
Bank of New York GBP 203 USD 274
03/10/22
1
Bank of New York GBP 4,778 USD 6,408
03/10/22
(17)
Citigroup USD 3,016 JPY 343,080
03/16/22
(33)
Citigroup USD 3,145 NOK 28,000
03/16/22
—
Citigroup USD 6,388 NZD 9,386
03/10/22
(217)
Citigroup NZD 109 USD 74
03/10/22
3
Citigroup NZD 116 USD 76
03/10/22
—
Citigroup SEK 26,000 USD 2,877
03/16/22
88
JPMorgan Chase USD 72 GBP 53
02/23/22
(1)
JPMorgan Chase USD 3,015 JPY 343,080
03/16/22
(32)
JPMorgan Chase USD 3,140 NOK 28,000
03/16/22
6
JPMorgan Chase SEK 26,000 USD 2,874
03/16/22
84
Royal Bank of Canada USD 6,351 CAD 8,143
03/10/22
55
Royal Bank of Canada USD 3,016 JPY 343,080
03/16/22
(34)
Royal Bank of Canada USD 3,133 NOK 28,000
03/16/22
13
Royal Bank of Canada CAD 8,143 USD 6,367
03/10/22
(39)
Royal Bank of Canada SEK 26,000 USD 2,876
03/16/22
86
Standard Chartered USD 3,015 JPY 343,080
03/16/22
(33)
Standard Chartered USD 3,144 NOK 28,000
03/16/22
1
Standard Chartered SEK 26,000 USD 2,877
03/16/22
88
State Street USD 3,348 EUR 2,951
03/10/22
(31)
State Street USD 2,837 JPY 326,625
03/10/22
2
State Street USD 9,870 JPY 1,113,768
03/10/22
(189)
State Street USD 134 SEK 1,215
03/10/22
(4)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 12,084 SEK 113,894
03/10/22
134
State Street EUR 2,637 USD 2,947
03/10/22
(18)
State Street EUR 5,741 USD 6,525
03/10/22
70
State Street JPY 390,153 USD 3,390
03/10/22
(2)
State Street SEK 58,335 USD 6,472
03/10/22
215
UBS USD 482 CHF 448
03/10/22
2
UBS USD 763 CHF 696
03/10/22
(11)
UBS USD 9 EUR 8
02/23/22
—
UBS CHF 18,068 USD 19,713
03/10/22
196
UBS EUR 14,507 USD 16,468
02/23/22
164
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 856
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 22,627 $ —
$ —
$ 22,627
Corporate Bonds and Notes — 15 4 , 336 —
—
15 4 , 336
International Debt — 130, 932 —
—
130, 932
Mortgage-Backed Securities — 124,888 —
—
124,888
Municipal Bonds — 1,075 —
—
1,075
Non-US Bonds — 34,009 —
—
34,009
United States Government Agencies — 732 —
—
732
United States Government Treasuries — 218,835 —
—
218,835
Short-Term Investments — 9,358 — 34,162 43,520
Total Investments
— 696,792 — 34,162 730,954
Other Financial Instruments
Assets
Futures Contracts 1,812 — — — 1,812
Foreign Currency Exchange Contracts — 1,713 — — 1,713
Liabilities
Futures Contracts (2,730) — — — (2,730)
Foreign Currency Exchange Contracts — (857) — — (857)
Total Other Financial Instruments
*
$ (918) $ 856 $ — $ — $ (62)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 211
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
4,637
Belgium ..............................................................................................
661
Bermuda .............................................................................................
19,200
Brazil ..................................................................................................
1,151
Canada ................................................................................................
11,401
Cayman Islands ...................................................................................
37,528
Chile ...................................................................................................
1,476
China ..................................................................................................
1,768
Colombia .............................................................................................
2,695
Denmark .............................................................................................
463
Finland ...............................................................................................
407
France .................................................................................................
5,123
Germany .............................................................................................
5,644
India ...................................................................................................
3,424
Ireland ................................................................................................
21,514
Italy ....................................................................................................
1,640
Japan ..................................................................................................
5,730
Luxembourg ........................................................................................
508
Malaysia ..............................................................................................
376
Mexico ................................................................................................
3,126
Netherlands ........................................................................................
1,288
New Zealand .......................................................................................
964
Norway ................................................................................................
572
Peru ....................................................................................................
424
Russia .................................................................................................
401
Saudi Arabia .......................................................................................
1,330
Singapore ............................................................................................
417
South Korea ........................................................................................
1,221
Spain ...................................................................................................
1,622
Switzerland .........................................................................................
3,401
Thailand ..............................................................................................
404
United Arab Emirates .........................................................................
1,163
United Kingdom ..................................................................................
25,695
United States .......................................................................................
563,580
Total Investments ................................................................................ 730,954

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 87.1%
Asset-Backed Securities - 6.3%
ABPCI Direct Lending Fund CLO
Series 2020-9A Class A1R
1.000% due 11/18/31 410 410
ACE Securities Corp Home Equity Loan
Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 232 231
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 611 617
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,556
AmeriCredit Automobile Receivables
Trust
Series 2021-1 Class A2
0.280% due 06/18/24 488 488
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2018-1A Class A
3.700% due 09/20/24 (Þ) 300 309
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 650 651
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 979
Black Diamond CLO, Ltd.
Series 2017-1A Class A1AR
1.309% due 04/24/29 244 244
BMW Vehicle Lease Trust
Series 2022-1 Class A3
1.100% due 03/25/25 550 548
Capital One Multi-Asset Execution Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,183
Capital One Prime Auto receivables
Trust
Series 2021-1 Class A2
0.320% due 02/18/25 1,475 1,469
CarMax Auto Owner Trust
Series 2021-3 Class A2A
0.290% due 09/16/24 1,180 1,178
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 440 435
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 1,085 1,092
Diamond Resorts Owner Trust
Series 2021-1A Class A
1.510% due 11/21/33 (Þ) 245 243
Ford Credit Auto Owner Trust
Series 2020-B Class A3
0.560% due 10/15/24 1,243 1,241
Series 2021-A Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.170% due 10/15/23 244 244
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 541
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 380 380
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 230 225
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 420 420
Hertz Vehicle Financing III, LP
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 245
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 890 872
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 305
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 272 277
Honda Auto Receivables Owner Trust
Series 2019-2 Class A3
2.520% due 06/21/23 71 72
Series 2020-3 Class A2
0.270% due 02/21/23 181 181
Series 2021-1 Class A2
0.160% due 07/21/23 366 365
Series 2021-3 Class A2
0.200% due 02/20/24 885 882
Hyundai Auto Receivables Trust
Series 2020-C Class A2
0.260% due 09/15/23 251 251
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 321 320
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 245
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 256
Series 2005-WL1 Class M4
1.139% due 06/25/35 (USD 1 Month
LIBOR + 1.050%)(Ê) 227 227
Lunar Structured Aircraft Portfolio Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 245 240
Mercury Financial Credit Card Master
Trust
Series 2021-1A Class B
2.330% due 03/20/26 (Þ) 250 247

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 233 231
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 205 207
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 251
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 174 181
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 78 78
TCI-Flatiron CLO, Ltd.
Series 2016-1A Class AR3
1.000% due 01/17/32 300 300
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (Ê)(Þ) 649 660
Series 2018-6 Class A1A
3.750% due 03/25/58 (~)(Ê)(Þ) 575 583
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 920 926
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 600 597
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 249 239
Wheels SPV 2 LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 453 452
24,374
Corporate Bonds and Notes - 39.8%
3M Co.
3.000% due 08/07/25 540 561
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 250 245
Abbott Laboratories
3.400% due 11/30/23 570 589
AbbVie, Inc.
3.600% due 05/14/25 160 167
Series WI
2.600% due 11/21/24 830 845
Aetna, Inc.
3.500% due 11/15/24 355 369
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 540
Air Lease Corp.
0.700% due 02/15/24 690 671
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 541 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
4.400% due 02/14/26 280 301
Amazon.com, Inc.
0.450% due 05/12/24 613 600
1.000% due 05/12/26 240 233
Ameren Corp.
1.950% due 03/15/27 360 354
American Express Co.
2.500% due 07/30/24 400 408
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,535
1.200% due 07/08/25 540 527
1.300% due 09/09/26 450 435
American International Group, Inc.
2.500% due 06/30/25 240 244
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,055
Amgen, Inc.
1.900% due 02/21/25 240 240
Anthem, Inc.
3.500% due 08/15/24 485 504
Apple, Inc.
0.750% due 05/11/23 1,500 1,496
1.800% due 09/11/24 607 612
AT&T, Inc.
1.700% due 03/25/26 730 713
Series WI
4.450% due 04/01/24 564 593
Athene Global Funding
0.750% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 716
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 584 597
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 1,030 1,053
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 435 429
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,253
1.530% due 12/06/25 (SOFR +
0.650%)(Ê) 335 329
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 1,030 1,026
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 400 388
Series GMTN
2.816% due 07/21/23 (USD 3 Month
LIBOR + 0.930%)(Ê) 1,600 1,612
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 510
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 160 159
Baxter International, Inc.
1.322% due 11/29/24 (Þ) 740 727
Becton Dickinson and Co.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.363% due 06/06/24 296 306
Series WI
6.700% due 12/01/26 175 205
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,521 1,622
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 147
Boeing Co. (The)
1.950% due 02/01/24 975 979
2.800% due 03/01/24 270 275
4.875% due 05/01/25 320 344
2.196% due 02/04/26 485 476
BP Capital Markets America, Inc.
3.194% due 04/06/25 1,185 1,231
Bristol-Myers Squibb Co.
0.750% due 11/13/25 400 383
Series WI
2.900% due 07/26/24 109 112
Broadcom, Inc.
Series WI
3.150% due 11/15/25 1,002 1,031
3.459% due 09/15/26 635 661
Brown & Brown, Inc.
4.200% due 09/15/24 561 591
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 400 419
Cargill, Inc.
0.750% due 02/02/26 (Þ) 110 105
Caterpillar Financial Services Corp.
0.800% due 11/13/25 130 125
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 580 595
Celanese US Holdings LLC
1.400% due 08/05/26 590 567
CenterPoint Energy, Inc.
0.700% due 05/13/24 (SOFR +
0.650%)(Ê) 480 480
2.500% due 09/01/24 490 497
Charles Schwab Corp. (The)
0.750% due 03/18/24 350 345
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 562 590
Series WI
4.908% due 07/23/25 630 680
Chevron Corp.
1.141% due 05/11/23 1,600 1,600
0.426% due 08/11/23 608 600
2.895% due 03/03/24 550 565
0.687% due 08/12/25 870 839
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cigna Corp.
3.250% due 04/15/25 690 716
Cisco Systems, Inc.
2.200% due 09/20/23 589 598
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,405 1,375
5.500% due 09/13/25 680 755
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 680 697
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 197
CNH Industrial Capital LLC
1.950% due 07/02/23 500 502
1.450% due 07/15/26 350 335
Coca-Cola Co. (The)
1.750% due 09/06/24 595 600
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,144
Comcast Corp.
3.700% due 04/15/24 435 454
Commonwealth Edison Co.
3.100% due 11/01/24 579 596
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 655 645
Continental Resources, Inc.
4.500% due 04/15/23 380 389
2.268% due 11/15/26 (Þ) 20 19
Costco Wholesale Corp.
2.750% due 05/18/24 581 596
Crown Castle International Corp.
3.150% due 07/15/23 580 593
CVS Health Corp.
3.875% due 07/20/25 1,030 1,090
CyrusOne, LP / CyrusOne Finance Corp.
2.900% due 11/15/24 584 602
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 985 1,009
Devon Energy Corp.
5.850% due 12/15/25 160 180
Series WI
5.250% due 09/15/24 200 214
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 590 596
Diamondback Energy, Inc.
2.875% due 12/01/24 370 377
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 19
DR Horton, Inc.
5.750% due 08/15/23 559 589
2.500% due 10/15/24 220 223
Duke Energy Progress LLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 09/01/23 190 196
Duke Realty, LP
3.750% due 12/01/24 559 589
Edison International
4.950% due 04/15/25 724 779
Enbridge Energy Partners, LP
5.875% due 10/15/25 527 593
Energy Transfer Operating, LP
4.050% due 03/15/25 50 52
2.900% due 05/15/25 270 274
Energy Transfer Partners, LP
Series 5Y
4.200% due 09/15/23 270 280
Entergy Louisiana LLC
0.950% due 10/01/24 340 333
Enterprise Products Operating LLC
3.750% due 02/15/25 1,030 1,079
EOG Resources, Inc.
3.150% due 04/01/25 270 280
EQT Corp.
3.125% due 05/15/26 (Þ) 140 137
3.900% due 10/01/27 320 322
5.000% due 01/15/29 10 11
Exelon Generation Co. LLC
3.250% due 06/01/25 1,042 1,079
Exxon Mobil Corp.
2.019% due 08/16/24 588 595
2.992% due 03/19/25 690 712
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 571 594
First Republic Bank
Series BKNT
1.912% due 02/12/24 (SOFR +
0.620%)(Ê) 596 599
Ford Motor Credit Co. LLC
4.140% due 02/15/23 890 900
3.370% due 11/17/23 550 551
Fortinet, Inc.
1.000% due 03/15/26 350 333
Fox Corp.
Series WI
4.030% due 01/25/24 400 418
FS KKR Capital Corp.
4.125% due 02/01/25 569 583
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 690
1.625% due 01/15/26 (Þ) 285 277
General Dynamics Corp.
1.150% due 06/01/26 160 155
General Motors Financial Co., Inc.
1.700% due 08/18/23 550 550
4.875% due 10/02/23 564 593
1.250% due 11/17/23 (SOFR +
1.200%)(Ê) 325 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 06/20/25 400 405
1.250% due 01/08/26 650 621
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 161
Gilead Sciences, Inc.
3.700% due 04/01/24 540 561
GLP Capital, LP / GLP Financing II, Inc.
3.350% due 09/01/24 546 560
5.375% due 04/15/26 90 97
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 590
Goldman Sachs Group, Inc. (The)
3.200% due 02/23/23 665 679
3.500% due 04/01/25 1,200 1,246
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,370 1,410
Series DMTN
3.625% due 02/20/24 930 962
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,140 1,084
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 588
HCA, Inc.
4.750% due 05/01/23 575 597
5.000% due 03/15/24 395 418
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 503
Honeywell International, Inc.
2.300% due 08/15/24 1,360 1,382
Humana, Inc.
4.500% due 04/01/25 110 118
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 277
0.800% due 01/08/24 (Þ) 210 205
International Business Machines Corp.
3.375% due 08/01/23 574 592
3.000% due 05/15/24 1,000 1,030
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 243
3.050% due 04/29/26 (Þ) 650 671
John Deere Capital Corp.
0.450% due 06/07/24 700 683
Johnson & Johnson
0.550% due 09/01/25 340 326
JPMorgan Chase & Co.
3.207% due 04/01/23 (USD 3 Month
LIBOR + 0.695%)(Ê) 1,235 1,239
3.625% due 05/13/24 1,430 1,495
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 540 563
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 260 253
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 463

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 360 354
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 740 736
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 239
1.040% due 02/04/27 (SOFR +
0.695%)(Ê) 500 475
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 400 387
Kilroy Realty, LP
3.450% due 12/15/24 567 584
Kinder Morgan, Inc.
4.300% due 06/01/25 540 575
Kroger Co. (The)
3.850% due 08/01/23 574 592
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 617 590
L3Harris Technologies, Inc.
3.832% due 04/27/25 90 95
Las Vegas Sands Corp.
3.200% due 08/08/24 190 192
2.900% due 06/25/25 220 219
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lennar Corp.
4.875% due 12/15/23 555 582
Lockheed Martin Corp.
Series 10YR
3.550% due 01/15/26 550 583
Lowe's Cos., Inc.
3.875% due 09/15/23 575 595
3.125% due 09/15/24 80 83
Main Street Capital Corp.
5.200% due 05/01/24 568 595
Marathon Petroleum Corp.
4.700% due 05/01/25 320 344
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 280 290
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 622 634
Martin Marietta Materials, Inc.
0.650% due 07/15/23 565 559
McDonald's Corp.
3.300% due 07/01/25 400 418
Merck & Co., Inc.
2.800% due 05/18/23 580 593
2.750% due 02/10/25 1,100 1,135
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 658
Microsoft Corp.
2.000% due 08/08/23 556 563
3.125% due 11/03/25 91 95
Mid-America Apartments, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 06/15/24 565 589
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 589 594
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 758
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,030 978
Series 1654
4.100% due 05/22/23 385 398
Series GMTN
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 475
MPLX, LP
3.375% due 03/15/23 400 408
4.000% due 02/15/25 200 210
1.750% due 03/01/26 625 609
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 326
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,677 1,732
New York Life Global Funding
0.400% due 10/21/23 (Þ) 230 227
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/23 550 548
NIKE, Inc.
2.400% due 03/27/25 585 597
NiSource, Inc.
0.950% due 08/15/25 435 416
Norfolk Southern Corp.
2.903% due 02/15/23 1,235 1,253
Northrop Grumman Corp.
2.930% due 01/15/25 140 144
Northwestern Mutual Life Insurance Co.
(The)
0.800% due 01/14/26 (Þ) 570 547
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 581 596
Occidental Petroleum Corp.
5.875% due 09/01/25 180 192
3.000% due 02/15/27 30 29
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25 260 246
Oracle Corp.
2.500% due 04/01/25 1,070 1,078
1.650% due 03/25/26 400 387
2.650% due 07/15/26 581 585
Owl Rock Capital Corp.
3.750% due 07/22/25 577 587
Pacific Gas and Electric Co.
1.700% due 11/15/23 500 496
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 487
PayPal Holdings, Inc.
2.400% due 10/01/24 540 550

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PepsiCo, Inc.
2.850% due 02/24/26 569 590
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,174
Series 5YR
3.200% due 09/15/23 578 595
Philip Morris International, Inc.
2.875% due 05/01/24 210 215
0.875% due 05/01/26 180 171
Pioneer Natural Resources Co.
0.550% due 05/15/23 270 267
1.125% due 01/15/26 490 469
4.450% due 01/15/26 110 118
PPG Industries, Inc.
1.200% due 03/15/26 160 154
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 273
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,206
Prospect Capital Corp.
5.875% due 03/15/23 571 591
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,040
Series REGS
1.170% due 07/15/25 (Þ) 930 905
Public Service Enterprise Group, Inc.
0.841% due 11/08/23 685 674
Range Resources Corp.
Series WI
9.250% due 02/01/26 230 246
Raytheon Technologies Corp.
3.950% due 08/16/25 140 149
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 480 473
Salesforce.com, Inc.
3.250% due 04/11/23 80 82
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 329
Service Properties Trust
7.500% due 09/15/25 490 516
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 579 599
Southern Power Co.
0.900% due 01/15/26 550 524
Southwest Airlines Co.
5.250% due 05/04/25 170 185
Spectra Energy Partners, LP
4.750% due 03/15/24 561 592
State Street Corp.
3.100% due 05/15/23 1,100 1,126
Synchrony Financial
4.250% due 08/15/24 562 588
TCI Communications, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 02/15/26 475 577
Thermo Fisher Scientific, Inc.
0.797% due 10/18/23 607 601
Time Warner Entertainment Co., LP
8.375% due 03/15/23 544 585
T-Mobile USA, Inc.
2.250% due 02/15/26 470 453
Series WI
3.500% due 04/15/25 1,625 1,686
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 692
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 20 24
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 636
Tsmc Arizona Corp.
1.750% due 10/25/26 200 197
Tyson Foods, Inc.
3.950% due 08/15/24 563 590
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 591 611
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 710 705
United Parcel Service, Inc.
2.500% due 04/01/23 591 600
UnitedHealth Group, Inc.
2.375% due 08/15/24 690 704
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,182
US Bank NA
Series BKNT
2.050% due 01/21/25 340 343
Verizon Communications, Inc.
0.750% due 03/22/24 290 285
3.500% due 11/01/24 564 588
2.355% due 03/15/32 (Þ) 334 317
Viatris, Inc.
Series WI
1.650% due 06/22/25 225 221
Visa, Inc.
3.150% due 12/14/25 280 294
VMware, Inc.
1.000% due 08/15/24 695 678
Vontier Corp.
Series WI
1.800% due 04/01/26 165 159
Walmart, Inc.
1.050% due 09/17/26 140 136
Walt Disney Co. (The)
1.750% due 08/30/24 1,994 1,998
Wells Fargo & Co.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 09/09/24 1,300 1,347
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 1,040 1,014
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 1,370 1,378
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 854
Western Gas Partners, LP
3.950% due 06/01/25 20 20
Western Midstream Operating, LP
4.650% due 07/01/26 490 513
Westinghouse Air Brake Technologies
Corp.
4.375% due 08/15/23 575 593
3.200% due 06/15/25 225 230
Williams Cos., Inc. (The)
4.300% due 03/04/24 830 869
152,944
International Debt - 21.3%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 546 590
Abu Dhabi Government International
Bond
0.750% due 09/02/23 (Þ) 440 436
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
1.650% due 10/29/24 290 285
3.500% due 01/15/25 210 216
Series 3NC1
1.750% due 10/29/24 360 354
AGL CLO 6, Ltd.
Series 2021-6A Class AR
1.454% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 511
Ammc CLO 23, Ltd.
Series 2021-23A Class A1R
1.281% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 230
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 558
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 260 260
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 159
Avery Point VII CLO, Ltd.
Series 2021-7A Class AR2
1.144% due 01/15/28 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 425 425
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 177
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 553
Banco Santander SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.848% due 04/12/23 781 801
2.746% due 05/28/25 200 203
Bancolombia SA
3.000% due 01/29/25 559 550
Bank of Montreal
2.500% due 06/28/24 1,900 1,938
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 559
Bank of Nova Scotia (The)
1.950% due 02/01/23 625 631
1.625% due 05/01/23 598 600
0.650% due 07/31/24 1,380 1,344
1.050% due 03/02/26 540 518
Barclays PLC
1.535% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 405
4.375% due 09/11/24 560 588
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 580
BAT Capital Corp.
1.668% due 03/25/26 725 698
3.215% due 09/06/26 260 265
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 591
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 564 591
BCRED MML CLO LLC
Series 2021-1A Class A
1.810% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 200
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 260 259
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 552 569
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 571 594
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 170 167
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 567
4.375% due 09/28/25 (Þ) 556 591
Series REGS
3.500% due 03/01/23 1,100 1,125
BP Capital Markets PLC
2.750% due 05/10/23 589 599
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 329
Canadian Imperial Bank of Commerce

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.950% due 06/23/23 2,203 2,189
0.950% due 10/23/25 220 211
Canadian Pacific Railway Co.
1.350% due 12/02/24 675 666
1.750% due 12/02/26 230 226
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 279
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 316
Cencosud SA
5.150% due 02/12/25 (Þ) 511 544
CIFC Funding, Ltd.
Series 2021-4A Class A
1.144% due 07/15/33 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 330 330
CNH Industrial NV
4.500% due 08/15/23 567 588
Credicorp, Ltd.
2.750% due 06/17/25 (Þ) 591 591
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 623
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 590
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 324
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 1,206 1,241
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 205
Danone SA
2.589% due 11/02/23 (Þ) 588 597
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 287
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 592
Deutsche Bank AG
3.700% due 05/30/24 566 587
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 589 597
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 250
Enbridge, Inc.
4.000% due 10/01/23 575 595
Enel Finance International NV
1.375% due 07/12/26 (Þ) 616 590
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 573 594
Equinor ASA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 04/06/25 3,420 3,511
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.087% due 11/30/23 USD 1 Month
LIBOR(Ê) 130 130
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 609 602
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 120 122
3.375% due 05/15/23 513 527
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 540 563
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 260 251
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 250 250
Heineken NV
2.750% due 04/01/23 (Þ) 281 285
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 259
Hildene Community Funding CDO, Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Š)(Þ) 270 268
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 335 330
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 279
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 264
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 565 594
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 585 599
Lloyds Banking Group PLC
3.900% due 03/12/24 540 563
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 580 588
2.800% due 04/26/27 (Þ) 290 269
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 330
Meituan
2.125% due 10/28/25 (Þ) 675 637
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 259
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 463

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.412% due 07/17/25 650 635
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 682
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 365
National Bank of Canada
2.100% due 02/01/23 593 599
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 322
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 564
Neuberger Berman CLO, Ltd.
Series 2021-40A Class A
1.248% due 04/16/33 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 275 275
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 406
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 573 593
0.750% due 08/28/25 (Þ) 270 260
Novartis Capital Corp.
3.400% due 05/06/24 572 596
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 529
Nutrien, Ltd.
1.900% due 05/13/23 598 601
OCP CLO, Ltd.
Series 2018-5A Class A1R
1.256% due 04/26/31 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 390 390
Octagon Investment Partners 47, Ltd.
Series 2021-1A Class AR
1.294% due 07/20/34 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 250 250
Octagon Investment Partners XXI, Ltd.
Series 2021-1A Class XR3
0.806% due 02/14/31 (USD 3 Month
LIBOR + 0.650%)(Ê)(Þ) 100 100
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 270
OZLM XII, Ltd.
Series 2018-12A Class A1R
1.236% due 04/30/27 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 37 37
Parliament Funding II, Ltd.
Series 2021-1A Class AR
1.490% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 360 360
Petrobras Global Finance BV
6.250% due 03/17/24 260 280
PFP, Ltd.
Series 2021-8 Class A
1.100% due 08/09/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 259
Prosus NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.061% due 07/13/31 (Þ) 240 221
Qatar Government International Bond
Series REGS
3.250% due 06/02/26 430 450
Qatar Petroleum
1.375% due 09/12/26 (Þ) 330 318
Rad CLO 15, Ltd.
Series 2021-15A Class A
1.337% due 01/20/34 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 250 250
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 250 248
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 385
Royal Bank of Canada
0.500% due 10/26/23 1,100 1,084
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 574 597
Sands China, Ltd.
2.300% due 03/08/27 (Þ) 200 182
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 558
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 572
Setanta Aircraft Leasing DAC Term
Loan B
2.088% due 11/02/28 (~)(Ê) 130 130
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 610 598
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 260
Sky, Ltd.
3.750% due 09/16/24 (Þ) 563 591
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 590
Standard Chartered PLC
3.885% due 03/15/24 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 582 596
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 275
State Bank of India
4.875% due 04/17/24 (Þ) 385 407
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/24 (Þ) 565 593
1.402% due 09/17/26 340 326
Sumitomo Mitsui Trust Bank, Ltd.
0.850% due 03/25/24 (Þ) 520 511
Suncor Energy, Inc.
2.800% due 05/15/23 850 864
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 607 633
Symphony CLO XIX, Ltd.
Series 2018-19A Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 410
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
0.804% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 225 225
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 558 584
Tencent Holdings, Ltd.
3.800% due 02/11/25 (Þ) 566 593
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 294
3.150% due 10/01/26 280 257
Toronto-Dominion Bank (The)
0.450% due 09/11/23 609 601
1.250% due 12/13/24 1,400 1,380
0.750% due 09/11/25 540 517
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 582 594
Toyota Motor Credit Corp.
1.339% due 03/25/26 170 167
TransCanada PipeLines, Ltd.
1.000% due 10/12/24 560 547
Tryon Park CLO, Ltd.
Series 2018-1A Class A1SR
3.487% due 04/15/29 (USD 3 Month
LIBOR + 0.890%)(Ê)(Þ) 208 208
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 387
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,611
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 919
0.700% due 08/09/24 (Þ) 360 351
1.375% due 01/13/25 (Þ) 500 494
4.125% due 09/24/25 (Þ) 540 574
Unilever Capital Corp.
2.600% due 05/05/24 584 595
3.100% due 07/30/25 1,500 1,560
Vale Overseas, Ltd.
6.250% due 08/10/26 691 790
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 588 600
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 570
Series 2021-4A Class A1AR
1.281% due 01/15/32 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 370 370
Wellfleet CLO, Ltd.
Series 2021-2A Class AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.461% due 07/15/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 460 461
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
1.389% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 392
81,834
Loan Agreements - 0.6%
APi Group DE, Inc. Term Loan B
0.000% due 10/01/26 (~)(Ê)(v) 130 130
AppLovin Corp. 1st Lien Term Loan B
0.000% due 08/15/25 (~)(Ê)(v) 130 129
Asurion LLC 2021 Term Loan B9
0.000% due 07/31/27 (~)(Ê)(v) 130 129
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.959% due 12/22/24 (~)(Ê) 130 129
Charter Communications Operating LLC
Term Loan B1
0.000% due 04/30/25 (~)(Ê)(v) 130 130
Charter Communications Operating LLC
Term Loan B2
0.000% due 02/01/27 (~)(Ê)(v) 130 129
Clarios Global, LP 2021 Term Loan B
3.459% due 04/30/26 (~)(Ê) 130 129
Genesee & Wyoming, Inc. New Term
Loan
2.224% due 12/30/26 (~)(Ê) 130 129
GoDaddy, Inc. 2021 Term Loan B4
0.000% due 08/10/27 (~)(Ê)(v) 130 129
Hudson River Trading LLC Term Loan
0.000% due 03/18/28 (~)(Ê)(v) 130 128
Nexstar Broadcasting, Inc. Term Loan B4
0.000% due 09/19/26 (~)(Ê)(v) 130 130
Prime Security Services Borrower LLC
2021 Term Loan
0.000% due 09/23/26 (~)(Ê)(v) 130 130
Rent-A-Center, Inc. 1st Lien Term Loan
B
3.813% due 02/17/28 (~)(Ê) 130 129
Scientific Games International, Inc. 1st
Lien Term Loan B5
0.000% due 08/14/24 (~)(Ê)(v) 130 130
VFH Parent LLC 2022 Term Loan B
3.500% due 01/07/29 (~)(Ê) 130 129
Virgin Media Secured Finance PLC Term
Loan
2.691% due 01/31/28 (~)(Ê) 130 129
XPO Logistics, Inc. Term Loan
1.858% due 02/23/25 (~)(Ê) 130 129
2,197
Mortgage-Backed Securities - 10.4%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 263 257
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 345
AREIT, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 190 190
Series 2024-CRE Class 1
1.350% due 11/17/24 250 250
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 309
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 106 106
Series 2020-BN28 Class A1
0.628% due 03/15/63 152 149
Series 2020-BN29 Class A1
0.549% due 11/15/53 1,075 1,054
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 507 496
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 149 147
Series 2020-B21 Class A1
0.537% due 12/17/53 278 274
Series 2020-B22 Class A1
0.509% due 01/15/54 1,089 1,057
Series 2021-B27 Class XA
Interest Only STRIP
1.274% due 07/15/54 (~)(Ê) 4,185 383
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 637 620
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 250
BX Commercial Mortgage Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 546
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 559 559
Series 2020-FOX Class F
4.334% due 11/15/32 (USD 1 Month
LIBOR + 4.250%)(Ê)(Þ) 219 219
Series 2020-VIVA Class D
3.667% due 03/09/44 (~)(Ê)(Þ) 240 232
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 230
Series 2021-BXMF Class A
0.726% due 10/15/26 (USD 1 Month
LIBOR + 0.636%)(Ê)(Þ) 310 307
Series 2021-CIP Class A
1.021% due 12/15/28 (USD 1 Month
LIBOR + 0.921%)(Ê)(Þ) 250 250
Series 2021-VOLT Class A
0.800% due 09/15/36 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 310 309
Series 2021-XL2 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.789% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 310 308
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 310 308
BX Trust
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 600 600
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 310 308
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 437
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 250
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 385
Citigroup Commercial Mortgage Trust
Series 2017-P8 Class A1
2.065% due 09/15/50 195 195
Series 2020-GC46 Class A1
1.846% due 02/15/53 134 135
Commercial Mortgage Trust
Series 2012-CR3 Class A3
2.822% due 10/15/45 875 878
Series 2012-CR3 Class ASB
2.372% due 10/15/45 19 19
Series 2013-CR11 Class ASB
3.660% due 10/10/46 95 97
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 481
Series 2014-CR20 Class ASB
3.305% due 11/10/47 159 163
Series 2015-CR22 Class ASB
3.144% due 03/10/48 136 139
Series 2015-LC23 Class ASB
3.598% due 10/10/48 38 39
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 311
Series 2021-PF1 Class A1
1.122% due 11/15/54 870 855
Cosmopolitan Hotel Trust
Series 2017-CSMO Class A
1.115% due 11/15/36 (USD 1 Month
LIBOR + 0.930%)(Ê)(Þ) 470 470
Credit Suisse Mortgage Trust
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 228 224
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 104 106
Series 2015-C3 Class ASB
3.448% due 08/15/48 116 119
Series 2016-C7 Class ASB

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.314% due 11/15/49 205 212
Series 2020-C19 Class A1
1.296% due 03/15/53 210 208
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 170 170
ELP Commercial Mortgage Trust
Series 2021-ELP Class A
0.801% due 11/15/36 (USD 1 Month
LIBOR + 0.701%)(Ê)(Þ) 440 437
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 248
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 318 318
Fannie Mae
4.500% due 2025 47 49
3.000% due 2040 1,691 1,752
Fannie Mae REMICS
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 11 11
Series 2012-111 Class UC
1.350% due 10/25/27 740 736
Series 2013-21 Class BA
1.000% due 03/25/23 52 52
Freddie Mac
3.284% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 1,084 1,107
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-KF15 Class A
1.902% due 02/25/23 (USD 1 Month
LIBOR + 0.670%)(Ê) 49 49
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 272 272
Series 2013-4182 Class UC
1.500% due 09/15/27 221 222
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 250 251
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 137 138
Series 2020-DNA3 Class M2
3.171% due 06/25/50 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 32 32
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 67 67
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 346 349
Series 2016-H11 Class HA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 01/20/66 1,165 1,175
Series 2021-H15 Class HB
1.250% due 09/20/65 1,045 1,039
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 409
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 248
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C22 Class A4
3.801% due 09/15/47 525 547
Series 2014-C24 Class A2
2.940% due 11/15/47 26 26
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
3.507% due 05/15/45 249 249
Series 2013-C14 Class B
4.847% due 08/15/46 (~)(Ê) 510 514
Series 2014-C21 Class AS
3.997% due 08/15/47 300 311
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 118
Series 2017-JP5 Class ASB
3.549% due 03/15/50 395 409
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 939
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 247
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 133 132
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 212 216
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 246
Mello Warehouse Securitization Trust
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 220 220
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,591 2,595
Series 2012-C6 Class A4
2.858% due 11/15/45 743 746
Series 2013-C12 Class ASB
3.824% due 10/15/46 119 121
Series 2016-C32 Class ASB

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.514% due 12/15/49 309 321
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 419 409
Series 2021-L7 Class A1
0.881% due 08/15/26 1,201 1,174
MSG III Securitization Trust
Series 2021-1 Class D
1.408% due 06/25/54 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 106 106
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 308
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 250 250
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 42 42
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 59 59
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
3.011% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 161 164
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 250 246
SMRT
Series 2022-MINI Class A
1.050% due 01/15/24 (SOFR 30 Day
Average + 1.000%)(Ê)(Š)(Þ) 250 250
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 309
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 268
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 246
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 819 823
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 311 312
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 157 161
Series 2017-C41 Class A1
2.279% due 11/15/50 275 276
Series 2020-4 Class A1
3.000% due 07/25/50 (~)(Ê)(Þ) 247 248
Series 2020-C57 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.903% due 08/15/53 162 159
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
3.337% due 06/15/46 686 701
Series 2014-C25 Class ASB
3.369% due 11/15/47 641 656
40,041
Municipal Bonds - 0.3%
Taxable Municipal Funding Trust
Revenue Bonds
0.510% due 09/01/30 (~)(Ê)(Þ) 975 975
United States Government Agencies - 1.0%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,858
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,476
Tennessee Valley Authority
0.750% due 05/15/25 370 361
3,695
United States Government Treasuries - 7.4%
United States Treasury Notes
0.125% due 05/31/23 660 653
0.125% due 09/15/23 600 591
0.250% due 11/15/23 7,445 7,330
0.375% due 04/15/24 7,840 7,695
0.250% due 06/15/24 5,470 5,339
0.250% due 08/31/25 470 450
0.250% due 09/30/25 450 430
0.750% due 05/31/26 4,480 4,325
1.250% due 11/30/26 190 187
1.250% due 12/31/26 1,560 1,533
28,533
Total Long-Term Investments
(cost
$339,005
) 334,593
Short-Term Investments - 12.2%
Air Lease Corp.
2.250% due 01/15/23 500 505
American Express Co.
2.750% due 05/20/22 890 894
2.500% due 08/01/22 1,500 1,512
American Tower Corp.
3.500% due 01/31/23 582 595
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,512
Barclays Bank PLC
1.700% due 05/12/22 630 632
Citigroup, Inc.
2.700% due 10/27/22 1,185 1,198
Exxon Mobil Corp.
1.902% due 08/16/22 1,205 1,213
Fannie Mae Aces

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-M7 Class A2
2.280% due 12/27/22 706 711
Ford Motor Credit Co. LLC
4.250% due 09/20/22 275 279
3.087% due 01/09/23 265 266
Freddie Mac REMICS
Series 2014-4315 Class CA
2.000% due 01/15/23 50 50
General Motors Financial Co., Inc.
3.450% due 04/10/22 410 411
3.550% due 07/08/22 675 683
Goldman Sachs Group, Inc. (The)
3.625% due 01/22/23 465 477
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 540 549
Jackson National Life Global Funding
3.300% due 02/01/22 (ç)(Þ) 795 795
John Deere Capital Corp.
2.700% due 01/06/23 600 610
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 455
Kuwait Government International Bond
Series REGS
2.750% due 03/20/22 240 241
Lloyds Banking Group PLC
2.250% due 08/14/22 1,125 1,134
Microsoft Corp.
2.650% due 11/03/22 1,052 1,066
Mondelez International, Inc.
0.625% due 07/01/22 210 210
Morgan Stanley
Series GMTN
3.125% due 01/23/23 745 759
Novartis Capital Corp.
2.400% due 05/17/22 1,350 1,353
Pacific Gas and Electric Co.
1.750% due 06/16/22 460 460
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 421
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,200 1,209
Province of Ontario
2.200% due 10/03/22 1,300 1,313
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,165 1,171
Santander Holdings USA, Inc.
Series WI
3.400% due 01/18/23 584 594
Southern California Edison Co.
1.845% due 02/01/22 (ç) 220 220
Statoil ASA
2.450% due 01/17/23 590 598
Sungard AS New Holdings III LLC Term
Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 02/03/22 (USD 3 Month
LIBOR  + 3.750%)(Ê) 75 67
Sungard Availability Services Capital,
Inc. Term Loan
5.000% due 11/03/22 (USD 3 Month
LIBOR  + 4.000%)(Ê) 236 90
Tencent Holdings, Ltd.
Series REGS
2.985% due 01/19/23 260 263
Total Capital International SA
2.700% due 01/25/23 587 597
TotalEnergies Capital Canada, Ltd.
0.094% due 02/25/22 (ç)(Þ)(ž) 500 500
Toyota Motor Credit Corp.
Series GMTN
2.700% due 01/11/23 1,450 1,471
U.S. Cash Management Fund(@) 10,989,622(∞) 10,986
Union Pacific Corp.
4.163% due 07/15/22 240 242
United States Treasury Bills
Series WI
0.180% due 04/26/22 (ž) 1,660 1,659
United States Treasury Notes
1.625% due 08/31/22 340 342
0.125% due 10/31/22 4,175 4,159
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,170
Westpac Banking Corp.
2.000% due 01/13/23 395 399
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 (ç) 870 870
Total Short-Term Investments
(cost $46,883) 46,911
Total Investments - 99.3%
(identified cost $385,888) 381,504
Other Assets and Liabilities,
Net - 0.7%
2,818
Net Assets - 100.0%
384,322

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.8%
7-Eleven, Inc. 01/27/21 250,000 99.94 250
245
ABN AMRO Bank NV 06/11/21 546,000 112.54 614
590
Abu Dhabi Government International Bond 05/20/21 440,000 100.74 443
436
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
511
AIG Global Funding 06/29/20 545,000 99.96 545
540
Aircastle, Ltd. 12/27/21 541,000 109.94 595
585
Ammc CLO 23, Ltd. 10/13/21 230,000 100.00 230
230
Anglo American Capital PLC 05/20/21 540,000 106.78 577
558
Arbor Multifamily Mortgage Securities Trust 09/27/21 263,473 100.00 263
257
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.97 355
345
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 260,000 100.00 260
260
AREIT, Inc. 09/28/21 190,000 100.00 190
190
Athene Global Funding 05/21/21 715,000 100.00 715
716
Avenue of Americas 10/20/21 310,000 99.88 310
309
Avery Point VII CLO, Ltd. 07/26/21 424,793 100.05 425
425
Aviation Capital Group LLC 12/22/20 584,000 102.36 598
597
Avis Budget Rental Car Funding (AESOP) LLC 02/04/19 650,000 100.69 651
651
Avis Budget Rental Car Funding (AESOP) LLC 12/01/21 300,000 104.05 312
309
Avolon Holdings Funding, Ltd. 05/20/21 170,000 105.59 180
177
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 102.31 549
553
Baxter International, Inc. 11/16/21 740,000 100.00 740
727
Bayer US Finance II LLC 05/07/21 542,000 112.64 610
591
BBVA Bancomer SA 11/05/20 564,000 105.68 596
591
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
200
BDS, Ltd. 07/22/21 260,000 100.00 260
259
Bharti Airtel International Netherlands BV 06/03/20 552,000 102.05 563
569
BMW US Capital LLC 05/20/21 170,000 100.52 171
167
BNP Paribas SA 05/20/21 540,000 107.98 583
567
BNP Paribas SA 05/26/21 556,000 109.78 610
591
BPR Trust 09/10/21 250,000 100.00 250
250
BX Commercial Mortgage Trust 10/09/19 558,939 99.98 559
559
BX Commercial Mortgage Trust 11/09/20 547,261 99.42 544
546
BX Commercial Mortgage Trust 06/16/21 250,000 100.45 251
230
BX Commercial Mortgage Trust 06/30/21 240,000 103.51 248
232
BX Commercial Mortgage Trust 09/15/21 219,129 100.91 221
219
BX Commercial Mortgage Trust 10/14/21 310,000 99.51 308
308
BX Commercial Mortgage Trust 10/14/21 310,000 99.51 308
308
BX Commercial Mortgage Trust 10/28/21 310,000 99.23 308
307
BX Commercial Mortgage Trust 12/02/21 250,000 99.86 250
250
BX Commercial Mortgage Trust 01/07/22 310,000 99.75 309
309
BX Trust 01/05/21 440,000 100.00 440
437
BX Trust 10/13/21 310,000 99.51 308
308
BX Trust 10/13/21 600,000 99.75 598
600
BX Trust 01/21/22 250,000 100.00 250
250
BXMT, Ltd. 04/09/21 330,000 100.00 330
329
Cabot Oil & Gas Corp. 05/20/21 400,000 107.20 429
419
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
385
Cargill, Inc. 01/28/21 110,000 99.73 110
105
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
279
CCG Receivables Trust 10/13/21 440,000 99.98 440
435
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
316
Cencosud SA 07/13/20 511,000 104.77 535
544
CIFC Funding, Ltd. 07/27/21 330,000 100.05 330
330
Commercial Mortgage Trust 01/30/20 310,000 102.66 318
311
Continental Resources, Inc. 11/09/21 20,000 100.00 20
19
Cosmopolitan Hotel Trust 09/11/20 470,000 97.01 456
470
Credicorp, Ltd. 06/07/21 591,000 100.17 592
591
Credit Agricole SA 08/20/20 590,000 108.36 639
623
Credit Agricole SA 05/20/21 340,000 98.80 336
324
Credit Agricole SA 08/10/21 598,000 101.81 609
590
Credit Suisse Mortgage Trust 09/27/21 228,295 100.00 228
224
Daimler Finance NA LLC 05/20/21 210,000 100.70 211
205
Danone SA 05/07/21 588,000 103.25 607
597
Danske Bank A/S 10/14/20 612,000 99.91 611
592
Danske Bank A/S 05/20/21 270,000 108.47 293
287
Deutsche Telekom International Finance BV 05/07/21 589,000 102.80 606
597
Diamond Resorts Owner Trust 04/12/21 244,502 100.00 244
243

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 227
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
DISH DBS Corp. 11/10/21 20,000 100.00 20
19
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
250
Ellington Financial Mortgage Trust 01/14/22 170,000 100.00 170
170
ELP Commercial Mortgage Trust 11/01/21 250,000 99.61 249
248
ELP Commercial Mortgage Trust 11/01/21 440,000 99.61 438
437
Enel Finance International NV 08/10/21 616,000 100.12 617
590
Eni SpA 08/10/20 573,000 104.56 599
594
EQT Corp. 09/07/21 140,000 102.76 144
137
Extended Stay America Trust 06/24/21 318,043 100.00 318
318
Freddie Mac STACR REMIC Trust 07/19/21 250,000 100.00 250
251
Freddie Mac Structured Agency Credit Risk Debt Notes 06/15/21 66,710 101.17 67
67
Freddie Mac Structured Agency Credit Risk Debt Notes 06/22/21 31,717 100.67 32
32
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 136,943 100.84 138
138
GA Global Funding Trust 01/08/21 285,000 99.91 285
277
GA Global Funding Trust 09/07/21 715,000 99.81 714
690
Georgia-Pacific LLC 05/20/21 170,000 98.52 167
161
Glencore Funding LLC 05/20/21 540,000 106.32 574
563
GoodGreen Trust 04/21/21 230,431 99.98 230
225
Great Lakes Kcap F3c Senior LLC 07/26/21 420,000 100.00 420
420
Great Wolf Trust 09/01/20 410,000 97.12 398
409
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 260,000 99.18 258
251
Halsey Point CLO I, Ltd. 07/28/21 250,000 100.24 251
250
Hawaii Hotel Trust 06/17/21 250,000 100.15 250
248
Heineken NV 10/08/20 281,000 102.27 287
285
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.96 250
245
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
305
Hertz Vehicle Financing LLC 06/24/21 890,000 99.61 887
872
HGI CRE CLO, Ltd. 09/17/21 260,000 100.00 260
259
Highmark, Inc. 05/05/21 520,000 99.88 519
503
Hildene Community Funding CDO, Ltd. 11/15/21 270,000 100.00 270
268
Hilton Grand Vacations Trust 06/02/20 271,882 99.99 272
277
Hyundai Capital America 09/15/20 280,000 99.95 280
277
Hyundai Capital America 05/21/21 210,000 99.84 210
205
ICICI Bank, Ltd. 07/07/21 565,000 107.86 609
594
Intesa Sanpaolo SpA 05/20/21 540,000 102.55 554
549
Inversiones CMPC SA 04/06/21 585,000 103.69 607
599
Jackson National Life Global Funding 01/29/19 795,000 100.00 795
795
Jackson National Life Global Funding 06/23/20 650,000 105.72 687
671
Jackson National Life Global Funding 01/05/22 245,000 99.98 245
243
JPMorgan Chase Bank NA 08/27/20 320,957 100.00 321
320
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
939
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.75 249
247
KKR Industrial Portfolio Trust 01/12/21 132,797 100.00 133
132
Kyndryl Holdings, Inc. 11/09/21 617,000 99.39 613
590
Legacy Mortgage Asset Trust 10/06/21 211,737 104.03 220
216
Lukoil International Finance BV 10/02/19 580,000 102.48 594
588
Lukoil International Finance BV 10/19/21 290,000 100.00 290
269
Lunar Structured Aircraft Portfolio Notes 11/05/21 244,636 100.00 245
240
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.08 330
330
MBRT Institutional Ownership 06/17/21 250,000 99.52 249
246
Meituan 03/08/21 675,000 100.24 677
637
Mello Warehouse Securitization Trust 10/21/20 220,000 100.00 220
220
Mercury Financial Credit Card Master Trust 06/17/21 250,000 100.55 251
247
Met Tower Global Funding 09/07/21 685,000 99.91 684
658
MF1 Multifamily Housing Mortgage Trust 09/10/21 260,000 100.00 260
259
Mondelez International, Inc. 11/09/20 589,000 103.44 609
594
MSG III Securitization Trust 06/17/21 105,556 100.00 106
106
National Securities Clearing Corp. 05/20/21 340,000 99.04 337
326
Nationwide Building Society 05/20/21 330,000 100.02 330
322
Navient Private Education Refi Loan Trust 01/28/21 204,705 102.13 209
207
Nelnet Student Loan Trust 01/07/22 250,000 100.41 251
251
Nestle Holdings, Inc. 01/14/20 1,677,000 103.30 1,727
1,732
Neuberger Berman CLO, Ltd. 01/27/21 275,000 100.00 275
275
New York Life Global Funding 05/20/21 230,000 100.11 230
227
Nissan Motor Acceptance Corp. 05/20/21 400,000 103.29 413
406
Nordea Bank Abp 05/21/21 270,000 99.32 268
260
Nordea Bank Abp 11/10/21 573,000 104.70 600
593
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.86 569
547

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
NTT Finance Corp. 02/24/21 550,000 100.00 550
529
NYO Commercial Mortgage Trust 11/08/21 310,000 99.51 308
308
OBX Trust 01/18/22 250,000 100.00 250
250
OCP CLO, Ltd. 07/26/21 390,000 100.05 390
390
Octagon Investment Partners 47, Ltd. 09/02/21 250,000 100.29 251
250
Octagon Investment Partners XXI, Ltd. 02/18/21 100,000 100.00 100
100
Onslow Bay Financial LLC 02/14/20 41,539 100.00 42
42
Onslow Bay Financial LLC 09/18/20 59,309 100.00 59
59
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.12 270
270
OZLM XII, Ltd. 07/26/21 37,439 100.03 37
37
Pacific Life Global Funding II 06/17/20 500,000 99.85 499
487
Parliament Funding II, Ltd. 11/15/21 360,000 100.00 360
360
PFP, Ltd. 09/16/21 260,000 100.00 260
259
PMT Credit Risk Transfer Trust 06/14/21 161,146 100.65 162
164
Premier Global Infrastructure Trust PLC 09/30/21 250,000 99.19 248
246
Principal Life Global Funding II 06/16/20 280,000 99.94 280
273
Prosus NV 07/07/21 240,000 100.00 240
221
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,040
Protective Life Global Funding 07/08/20 930,000 100.00 930
905
Qatar Petroleum 06/30/21 330,000 99.91 330
318
Rad CLO 15, Ltd. 11/23/21 250,000 100.00 250
250
Radnor RE, Ltd. 06/18/21 250,000 100.00 250
248
Reckitt Benckiser Treasury Services PLC 06/22/17 1,165,000 99.99 1,165
1,171
Roche Holdings, Inc. 05/07/20 374,000 103.84 388
385
SABIC Capital II BV 12/03/19 574,000 103.19 592
597
Sands China, Ltd. 09/09/21 200,000 99.79 200
182
Santander UK Group Holdings PLC 07/30/20 531,000 105.73 561
558
Saudi Arabian Oil Co. 04/06/20 560,000 100.24 561
572
Sealed Air Corp. 09/15/21 345,000 100.00 345
329
SK Hynix, Inc. 03/08/21 610,000 100.01 610
598
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.51 269
260
Sky, Ltd. 08/10/21 563,000 107.56 606
591
SMRT 01/21/22 250,000 100.00 250
250
Societe Generale SA 06/02/20 566,000 103.42 585
590
SoFi Professional Loan Program Trust 05/14/20 77,769 99.98 78
78
SREIT Trust 11/16/21 310,000 99.42 308
309
SREIT Trust 11/24/21 270,000 99.62 269
268
Standard Chartered PLC 06/02/20 582,000 102.87 599
596
Standard Chartered PLC 05/21/21 280,000 100.67 282
275
Starwood Real Estate Income Trust 07/12/21 250,000 99.65 249
246
State Bank of India 06/03/20 385,000 104.34 402
407
Sumitomo Mitsui Financial Group, Inc. 06/08/21 565,000 107.42 607
593
Sumitomo Mitsui Trust Bank, Ltd. 03/18/21 520,000 99.96 520
511
SURA Asset Management SA 08/21/20 607,000 105.80 642
633
Symphony CLO XIX, Ltd. 09/09/20 410,000 98.97 406
410
Symphony CLO XXVI, Ltd. 02/05/21 225,000 100.00 225
225
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 975,000 100.00 975
975
Tencent Holdings, Ltd. 11/09/20 566,000 107.28 607
593
TotalEnergies Capital Canada, Ltd. 12/03/21 500,000 99.99 500
500
Towd Point Mortgage Trust 07/01/19 648,931 101.91 664
660
Towd Point Mortgage Trust 11/18/21 819,031 101.07 828
823
Towd Point Mortgage Trust 11/19/21 574,711 102.20 587
583
Towd Point Mortgage Trust 12/15/21 311,342 100.58 313
312
Tryon Park CLO, Ltd. 07/26/21 207,650 100.03 208
208
TSMC Global, Ltd. 09/23/20 405,000 99.93 405
387
UBS Group AG 07/27/20 930,000 100.00 930
919
UBS Group AG 02/05/21 1,650,000 100.01 1,651
1,611
UBS Group AG 05/21/21 540,000 110.20 595
574
UBS Group AG 08/03/21 360,000 99.97 360
351
UBS Group AG 01/04/22 500,000 99.77 499
494
UNIFY Auto Receivables Trust 03/18/21 600,000 100.00 600
597
United Airlines, Inc. 05/21/21 710,000 102.98 731
705
Verizon Communications, Inc. 09/16/21 334,000 100.65 336
317
Volkswagen Group of America Finance LLC 11/05/21 588,000 103.04 606
600
Voya CLO, Ltd. 07/23/21 570,000 100.04 570
570
Voya CLO, Ltd. 07/27/21 370,000 100.05 370
370
Wellfleet CLO, Ltd. 08/11/21 460,000 100.00 460
461
Wells Fargo Commercial Mortgage Trust 07/30/21 246,831 102.15 252
248

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 229
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wendy's Funding LLC 06/15/21 248,750 100.00 249
239
Wheels SPV 2 LLC 09/11/20 453,120 100.03 453
452
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390 392
83,931
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 190 AUD 26,033 03/22
(303)
Canadian 10 Year Government Bond Futures 86 CAD 11,963 03/22
(29)
Eurodollar Futures 25 USD 6,218 03/22
(16)
Eurodollar Futures 44 USD 10,839 12/22
(61)
Eurodollar Futures 26 USD 6,386 06/23
(65)
Eurodollar Futures 172 USD 42,167 12/23
(284)
United States 2 Year Treasury Note Futures 202 USD 43,765 03/22
(314)
United States 5 Year Treasury Note Futures 113 USD 13,470 03/22 (122)
Short Positions
Euro-Bund Futures 86 EUR 14,543 03/22
519
Long Gilt Futures 59 GBP 7,196 03/22
256
United States 2 Year Treasury Note Futures 25 USD 5,416 03/22
28
United States 5 Year Treasury Note Futures 236 USD 28,132 03/22
465
United States 10 Year Treasury Note Futures 8 USD 1,024 03/22 14
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 88
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 5 Year Treasury Note
Futures Goldman Sachs Call 12 119.25 USD 1,431 02/18/22 (5)
United States 5 Year Treasury Note
Futures Goldman Sachs Call 12 119.50 USD 1,434 02/18/22 (3)
United States 5 Year Treasury Note
Futures Goldman Sachs Call 26 120.00 USD 3,120 02/18/22 (2)
United States 5 Year Treasury Note
Futures Bank of Montreal Put 25 118.50 USD 2,963 02/18/22 (3)
Total Liability for Options Written (premiums received $17) (13)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 21 AUD 31
03/10/22
—
Bank of America USD 76 AUD 105
03/10/22
(2)
Bank of America USD 16 NOK 142
03/10/22
—
Bank of America USD 61 NOK 538
03/10/22
(1)
Bank of America AUD 5,037 USD 3,577
03/10/22
15
Bank of America NOK 17,699 USD 1,944
03/10/22
(43)
Citigroup USD 2,961 GBP 2,224
03/10/22
29
Citigroup USD 589 JPY 67,809
03/10/22
1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Short Duration Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 3,029 JPY 341,794
03/10/22
(58)
Citigroup USD 2,003 JPY 227,850
03/16/22
(22)
Citigroup USD 1,606 NOK 14,300
03/16/22
—
Citigroup USD 1 NZD 1
03/10/22
—
Citigroup USD 1,634 NZD 2,400
03/10/22
(55)
Citigroup GBP 51 USD 68
03/10/22
—
Citigroup GBP 1,465 USD 1,965
03/10/22
(5)
Citigroup JPY 81,309 USD 706
03/10/22
—
Citigroup NZD 15 USD 10
03/10/22
—
Citigroup SEK 13,650 USD 1,510
03/16/22
46
JPMorgan Chase USD 2,002 JPY 227,850
03/16/22
(21)
JPMorgan Chase USD 1,604 NOK 14,300
03/16/22
3
JPMorgan Chase SEK 13,650 USD 1,509
03/16/22
44
Royal Bank of Canada USD 1,624 CAD 2,082
03/10/22
14
Royal Bank of Canada USD 2,003 JPY 227,850
03/16/22
(23)
Royal Bank of Canada USD 1,600 NOK 14,300
03/16/22
6
Royal Bank of Canada CAD 2,082 USD 1,628
03/10/22
(10)
Royal Bank of Canada SEK 13,650 USD 1,510
03/16/22
46
Standard Chartered USD 2,002 JPY 227,850
03/16/22
(22)
Standard Chartered USD 1,606 NOK 14,300
03/16/22
1
Standard Chartered SEK 13,650 USD 1,510
03/16/22
46
State Street USD 666 EUR 587
03/10/22
(6)
State Street USD 26 SEK 231
03/10/22
(1)
State Street USD 3,441 SEK 32,434
03/10/22
38
State Street EUR 566 USD 632
03/10/22
(4)
State Street EUR 587 USD 668
03/10/22
7
State Street SEK 14,918 USD 1,655
03/10/22
54
UBS USD 67 CHF 62
03/10/22
—
UBS USD 180 CHF 164
03/10/22
(3)
UBS CHF 4,929 USD 5,377
03/10/22
54
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 128
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 24,374 $ —
$ —
$ 24,374
Corporate Bonds and Notes — 152,944 —
—
152,944
International Debt — 81,566 268
—
81,834
Loan Agreements — 2,197 —
—
2,197
Mortgage-Backed Securities — 39,791 250
—
40,041
Municipal Bonds — 975 —
—
975
United States Government Agencies — 3,695 —
—
3,695
United States Government Treasuries — 28,533 —
—
28,533
Short-Term Investments — 35,927 — 10,984 46,911
Total Investments
— 370,002 518 10,984 381,504
Other Financial Instruments
Assets

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 231
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 1,282 — — — 1,282
Foreign Currency Exchange Contracts — 404 — — 404
Liabilities
Futures Contracts (1,194) — — — (1,194)
Options Written (13) — — — (13)
Foreign Currency Exchange Contracts — (276) — — (276)
Total Other Financial Instruments
*
$ 75 $ 128 $ — $ — $ 203
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
1,556
Bermuda ......................................................................................
248
Brazil ...........................................................................................
1,070
Canada .........................................................................................
17,364
Cayman Islands ............................................................................
9,582
Chile ............................................................................................
1,143
China ...........................................................................................
1,714
Colombia ......................................................................................
1,183
Denmark ......................................................................................
879
Finland ........................................................................................
853
France ..........................................................................................
6,698
Germany ......................................................................................
2,747
India ............................................................................................
1,570
Ireland .........................................................................................
1,431
Israel ............................................................................................
551
Italy .............................................................................................
1,733
Japan ...........................................................................................
5,261
Kuwait .........................................................................................
241
Macao ..........................................................................................
182
Mexico .........................................................................................
1,565
Netherlands .................................................................................
875
Norway .........................................................................................
4,109
Peru .............................................................................................
591
Philippines ...................................................................................
159
Qatar ............................................................................................
768
Russia ..........................................................................................
588

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Short Duration Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia ................................................................................
1,169
South Africa .................................................................................
558
South Korea .................................................................................
598
Spain ............................................................................................
1,004
Sweden .........................................................................................
260
Switzerland ..................................................................................
7,524
Taiwan ..........................................................................................
387
United Arab Emirates ..................................................................
436
United Kingdom ...........................................................................
14,408
United States ................................................................................
290,499
Total Investments ....................................................................
381,504

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.5%
Alabama - 1.2%
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 150 8.000
07/01/28
153
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 385 6.000
07/01/45
390
County of Jefferson Sewer Revenue Bonds
500 6.000
10/01/42
563
County of Jefferson Sewer Revenue Bonds
(µ) 225 6.750
10/01/46
231
County of Jefferson Sewer Revenue Bonds
1,220 7.000
10/01/51
1,393
County of Jefferson Sewer Revenue Bonds
(µ) 3,345 5.500
10/01/53
3,649
County of Jefferson Sewer Revenue Bonds
3,095 6.500
10/01/53
3,508
Homewood Educational Building Authority Revenue Bonds
2,500 4.000
12/01/38
2,779
Hoover Industrial Development Board Revenue Bonds
1,150 5.750
10/01/49
1,342
Hoover Industrial Development Board Revenue Bonds
(~)(ae)(Ê) 1,000 6.375
11/01/50
1,254
Houston County Health Care Authority Revenue Bonds
500 5.000
10/01/30
571
MidCity Improvement District Special Assessment
1,000 4.500
11/01/42
991
MidCity Improvement District Special Assessment
250 4.750
11/01/49
249
Montgomery Educational Building Authority Revenue Bonds
820 5.000
10/01/36
877
Tuscaloosa County Industrial Development Authority Revenue Bonds
(Þ) 929 4.500
05/01/32
966
Tuscaloosa County Industrial Development Authority Revenue Bonds
(Þ) 1,000 5.250
05/01/44
1,084
20,000
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds
2,000 4.000
10/01/49
2,190
City of Valdez Revenue Bonds
(~)(Ê) 1,300 0.150
05/01/31
1,300
Northern Tobacco Securitization Corp. Revenue Bonds
200 4.000
06/01/50
220
3,710
American Samoa- 0.0%
American Samoa Economic Development Authority Revenue Bonds
(Þ) 120 3.720
09/01/27
118
American Samoa Economic Development Authority Revenue Bonds
(Þ) 100 5.000
09/01/38
119
237
Arizona - 1.5%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 5,130 1.770
01/01/37
5,062
Arizona Industrial Development Authority Revenue Bonds
(Þ) 500 5.000
06/01/31
571
Arizona Industrial Development Authority Revenue Bonds
(Þ) 1,500 6.000
07/01/37
1,756
Arizona Industrial Development Authority Revenue Bonds
(Þ) 920 5.000
12/15/40
1,032
Arizona Industrial Development Authority Revenue Bonds
400 4.000
07/01/41
438
Arizona Industrial Development Authority Revenue Bonds
(Þ) 25 4.000
12/15/41
26
Arizona Industrial Development Authority Revenue Bonds
110 5.000
01/01/43
99
Arizona Industrial Development Authority Revenue Bonds
200 5.000
05/01/43
206
Arizona Industrial Development Authority Revenue Bonds
125 4.000
11/01/45
138
Arizona Industrial Development Authority Revenue Bonds
1,000 3.000
07/01/46
1,007
Arizona Industrial Development Authority Revenue Bonds
3,000 4.000
11/01/46
3,333
Arizona Industrial Development Authority Revenue Bonds
35 4.000
07/01/47
38
Arizona Industrial Development Authority Revenue Bonds
330 5.000
05/01/48
338
Arizona Industrial Development Authority Revenue Bonds
250 4.500
01/01/49
213
Arizona Industrial Development Authority Revenue Bonds
225 5.000
01/01/49
184
Arizona Industrial Development Authority Revenue Bonds
100 4.000
11/01/49
108
Arizona Industrial Development Authority Revenue Bonds
300 4.000
02/01/50
334
Arizona Industrial Development Authority Revenue Bonds
150 4.000
11/01/50
165
Arizona Industrial Development Authority Revenue Bonds
100 5.000
05/01/51
102
Arizona Industrial Development Authority Revenue Bonds
2,160 4.000
07/01/51
2,255
Arizona Industrial Development Authority Revenue Bonds
(Þ) 30 4.000
07/15/51
31
Arizona Industrial Development Authority Revenue Bonds
(Þ) 50 4.000
12/15/51
52
Arizona Industrial Development Authority Revenue Bonds
(Þ) 700 5.000
07/15/53
775
Arizona Industrial Development Authority Revenue Bonds
125 5.000
01/01/54
116
Arizona Industrial Development Authority Revenue Bonds
50 5.125
01/01/54
41
Arizona Industrial Development Authority Revenue Bonds
(Þ) 30 4.000
07/15/56
31
Arizona Industrial Development Authority Revenue Bonds
(µ) 500 5.000
06/01/58
584
Arizona Industrial Development Authority Revenue Bonds
500 4.000
07/01/61
526

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Phoenix Industrial Development Authority Revenue Bonds
(Þ) 800 5.000
07/01/35
871
City of Phoenix Industrial Development Authority Revenue Bonds
1,000 5.000
07/01/44
1,153
Estrella Mountain Ranch Community Facilities District Special Assessment
25 3.500
07/01/29
26
Estrella Mountain Ranch Community Facilities District Special Assessment
25 4.100
07/01/34
26
Estrella Mountain Ranch Community Facilities District Special Assessment
105 4.750
07/01/43
108
Glendale Industrial Development Authority Revenue Bonds
715 5.000
05/15/41
797
Glendale Industrial Development Authority Revenue Bonds
400 5.000
05/15/56
441
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 250 6.000
08/01/28
175
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 1,000 6.250
08/01/40
700
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.250
10/01/40
130
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 225 5.000
07/01/44
224
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000
07/01/50
57
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 125 4.000
07/01/51
134
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.500
10/01/51
130
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000
07/01/54
56
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 100 4.000
07/01/56
106
Maricopa County Pollution Control Corp. Revenue Bonds
300 2.400
06/01/35
285
Pima County Industrial Development Authority Revenue Bonds
250 4.500
06/01/30
253
Pima County Industrial Development Authority Revenue Bonds
(Þ) 25 5.500
05/01/40
27
Pima County Industrial Development Authority Revenue Bonds
(Þ) 50 5.750
05/01/50
53
Salt Verde Financial Corp. Revenue Bonds
200 5.000
12/01/37
264
Tempe Industrial Development Authority Revenue Bonds
80 5.000
12/01/50
88
Tempe Industrial Development Authority Revenue Bonds
100 5.000
12/01/54
109
25,774
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds
300 3.500
07/01/38
302
Arkansas Development Finance Authority Revenue Bonds
50 4.250
07/01/41
53
Arkansas Development Finance Authority Revenue Bonds
2,000 4.000
02/01/42
2,206
Arkansas Development Finance Authority Revenue Bonds
900 3.500
07/01/46
859
Arkansas Development Finance Authority Revenue Bonds
(Þ) 1,000 4.500
09/01/49
1,078
Arkansas Development Finance Authority Revenue Bonds
(Þ) 3,500 4.750
09/01/49
3,852
Arkansas Development Finance Authority Revenue Bonds
75 4.000
07/01/52
78
Arkansas River Power Authority Revenue Bonds
1,680 5.000
10/01/33
1,950
10,378
California - 9.8%
Alhambra Unified School District General Obligation Unlimited
(µ) 1,150 4.220
08/01/37
796
Bay Area Toll Authority Revenue Bonds
150 3.000
04/01/54
153
California Community Housing Agency Revenue Bonds
(Þ) 2,000 5.000
08/01/50
2,055
California Community Housing Agency Revenue Bonds
(Þ) 2,400 4.000
02/01/56
2,387
California County Tobacco Securitization Agency Revenue Bonds
50 4.000
06/01/49
56
California County Tobacco Securitization Agency Revenue Bonds
195 5.000
06/01/49
227
California County Tobacco Securitization Agency Revenue Bonds
800 4.072
06/01/55
203
California County Tobacco Securitization Agency Revenue Bonds
680 4.904
06/01/55
130
California County Tobacco Securitization Agency Revenue Bonds
4,500 7.296
06/01/55
569
California Enterprise Development Authority Revenue Bonds
35 5.000
08/01/50
41
California Enterprise Development Authority Revenue Bonds
50 5.000
08/01/55
58
California Enterprise Development Authority Revenue Bonds
25 5.000
08/01/57
29
California Enterprise Development Authority Revenue Bonds
(Þ) 250 4.000
06/01/61
263
California Health Facilities Financing Authority Revenue Bonds
(Þ) 250 5.000
11/15/36
285
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000
02/01/42
1,166
California Health Facilities Financing Authority Revenue Bonds
2,000 4.000
04/01/44
2,209
California Health Facilities Financing Authority Revenue Bonds
1,850 4.000
04/01/49
2,028
California Infrastructure & Economic Development Bank Revenue Bonds
(Þ) 835 4.125
01/01/35
855
California Municipal Finance Authority Revenue Bonds
1,500 4.000
07/15/29
1,649
California Municipal Finance Authority Revenue Bonds
340 5.000
10/01/33
402
California Municipal Finance Authority Revenue Bonds
225 5.000
10/01/35
265
California Municipal Finance Authority Revenue Bonds
(Þ) 1,500 5.000
11/01/36
1,699
California Municipal Finance Authority Revenue Bonds
650 5.000
12/31/37
754

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds
500 5.000
12/31/38
579
California Municipal Finance Authority Revenue Bonds
1,130 5.000
10/01/39
1,271
California Municipal Finance Authority Revenue Bonds
1,000 4.250
02/01/40
1,090
California Municipal Finance Authority Revenue Bonds
(Þ) 1,000 5.375
11/01/40
1,117
California Municipal Finance Authority Revenue Bonds
4,900 5.000
12/31/43
5,636
California Municipal Finance Authority Revenue Bonds
2,000 4.000
10/01/46
2,223
California Municipal Finance Authority Revenue Bonds
125 5.000
02/01/47
144
California Municipal Finance Authority Revenue Bonds
3,000 5.000
11/01/47
3,340
California Municipal Finance Authority Revenue Bonds
100 5.000
05/15/49
116
California Municipal Finance Authority Revenue Bonds
(Þ) 1,815 5.000
07/01/49
2,047
California Municipal Finance Authority Revenue Bonds
60 5.000
10/01/49
66
California Municipal Finance Authority Revenue Bonds
3,700 5.000
06/01/50
4,055
California Municipal Finance Authority Revenue Bonds
100 4.000
07/01/51
109
California Municipal Finance Authority Revenue Bonds
50 5.000
05/15/52
58
California Municipal Finance Authority Revenue Bonds
(Þ) 65 5.000
07/01/52
70
California Municipal Finance Authority Revenue Bonds
(µ) 1,000 3.000
05/15/54
1,004
California Municipal Finance Authority Revenue Bonds
95 5.000
10/01/54
105
California Municipal Finance Authority Revenue Bonds
50 4.000
07/01/55
54
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 4.000
11/01/23
543
California Pollution Control Financing Authority Revenue Bonds
1,000 3.375
07/01/25
1,067
California Pollution Control Financing Authority Revenue Bonds
(Þ) 450 6.750
12/01/28
376
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 5.000
07/01/39
643
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,520 7.500
12/01/40
1,875
California Pollution Control Financing Authority Revenue Bonds
(Þ) 4,180 5.000
11/21/45
4,406
California Public Finance Authority Revenue Bonds
(Þ) 600 6.250
07/01/54
681
California School Finance Authority Revenue Bonds
(Þ) 1,000 5.000
07/01/37
1,120
California School Finance Authority Revenue Bonds
(Þ) 465 4.000
07/01/38
506
California School Finance Authority Revenue Bonds
60 4.000
07/01/45
60
California School Finance Authority Revenue Bonds
(Þ) 500 5.000
08/01/45
549
California School Finance Authority Revenue Bonds
(Þ) 1,100 4.000
10/01/46
1,188
California School Finance Authority Revenue Bonds
(Þ) 100 5.000
07/01/50
111
California School Finance Authority Revenue Bonds
(Þ) 200 5.000
10/01/50
228
California School Finance Authority Revenue Bonds
1,600 4.000
06/01/51
1,659
California School Finance Authority Revenue Bonds
1,000 4.000
11/01/51
1,043
California School Finance Authority Revenue Bonds
(Þ) 600 5.000
06/01/58
633
California School Finance Authority Revenue Bonds
(Þ) 150 5.000
07/01/59
165
California School Finance Authority Revenue Bonds
80 4.000
06/01/61
81
California School Finance Authority Revenue Bonds
(Þ) 100 5.000
06/01/61
108
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 2,600 0.090
05/15/24
2,600
California Statewide Communities Development Authority Revenue Bonds
460 5.000
05/15/32
498
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.000
11/01/32
231
California Statewide Communities Development Authority Revenue Bonds
675 5.000
08/01/37
780
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.250
07/01/39
210
California Statewide Communities Development Authority Revenue Bonds
500 5.000
05/15/42
575
California Statewide Communities Development Authority Revenue Bonds
1,000 5.000
10/01/43
1,029
California Statewide Communities Development Authority Revenue Bonds
(Þ) 500 5.750
01/15/45
514
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,600 5.000
12/01/46
2,928
California Statewide Communities Development Authority Revenue Bonds
2,225 5.000
04/01/47
2,546
California Statewide Communities Development Authority Revenue Bonds
150 5.000
05/15/47
171
California Statewide Communities Development Authority Revenue Bonds
(Þ) 250 5.250
07/01/49
258
California Statewide Communities Development Authority Revenue Bonds
125 5.000
05/15/50
143
California Statewide Communities Development Authority Revenue Bonds
(Þ) 100 5.000
06/01/51
114
California Statewide Communities Development Authority Revenue Bonds
695 5.500
12/01/54
769
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,500 5.250
12/01/56
2,835
California Statewide Communities Development Authority Revenue Bonds
(Þ) 1,000 5.500
12/01/58
1,179
California Statewide Communities Development Authority Special Assessment
120 5.000
09/02/39
140
California Statewide Communities Development Authority Special Assessment
50 4.000
09/02/44
55

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Assessment
115 5.000
09/02/44
133
California Statewide Communities Development Authority Special Assessment
75 5.000
09/02/48
86
California Statewide Communities Development Authority Special Assessment
135 5.000
09/02/49
156
California Statewide Communities Development Authority Special Assessment
470 4.000
09/02/50
512
California Statewide Communities Development Authority Special Assessment
55 5.000
09/02/50
64
California Statewide Communities Development Authority Special Tax
600 4.000
09/01/40
661
California Statewide Communities Development Authority Special Tax
1,300 4.000
09/01/50
1,414
California Statewide Communities Development Authority Special Tax
175 4.000
09/01/51
189
California Statewide Financing Authority Revenue Bonds
3,210 7.459
06/01/46
577
California Statewide Financing Authority Revenue Bonds
20,000 8.602
06/01/55
1,786
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
75 4.000
09/01/46
82
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
75 4.000
09/01/51
81
City & County of San Francisco Special Tax District No. 2020-1 Special Tax
(Þ) 100 4.000
09/01/51
109
City of Atwater Wastewater Revenue Bonds
(µ) 240 5.000
05/01/43
276
City of Calimesa Communities Facilities Special Tax
820 4.000
09/01/50
892
City of Dublin Special Tax
75 4.000
09/01/51
80
City of Fontana Special Tax
25 4.000
09/01/46
27
City of Fontana Special Tax
25 4.000
09/01/51
27
City of Irvine Special Tax
(µ) 100 5.000
09/01/51
114
City of Long Beach Marina System Revenue Bonds
225 5.000
05/15/40
243
City of Long Beach Marina System Revenue Bonds
1,185 5.000
05/15/45
1,273
City of Oakland General Obligation Unlimited
250 3.000
01/15/50
253
City of Ontario Community Facilities District No. 43 Special Tax
50 4.000
09/01/50
54
City of Ontario Special Tax
1,325 4.000
09/01/51
1,451
City of Oroville Revenue Bonds
100 5.250
04/01/34
112
City of Oroville Revenue Bonds
185 5.250
04/01/39
206
City of Oroville Revenue Bonds
735 5.250
04/01/49
805
City of Oroville Revenue Bonds
810 5.250
04/01/54
882
City of Palm Desert Special Tax
100 3.000
09/01/31
98
City of Palm Desert Special Tax
100 4.000
09/01/51
104
City of Roseville Special Tax
100 5.000
09/01/33
115
City of Roseville Special Tax
25 4.000
09/01/35
27
City of Roseville Special Tax
25 4.000
09/01/40
27
City of Roseville Special Tax
50 4.000
09/01/45
54
City of Roseville Special Tax
85 4.000
09/01/50
92
City of Sacramento Special Tax
75 4.000
09/01/46
82
City of Sacramento Special Tax
75 4.000
09/01/50
82
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax
50 4.000
09/01/46
55
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax
50 4.000
09/01/51
55
CMFA Special Finance Agency Revenue Bonds
(Þ) 285 3.000
12/01/56
229
CMFA Special Finance Agency VIII Revenue Bonds
(Þ) 350 3.000
08/01/56
271
Coachella Valley Unified School District General Obligation Unlimited
(µ) 2,500 16.733
08/01/43
1,344
County of El Dorado Special Tax
75 5.000
09/01/44
84
County of El Dorado Special Tax
80 5.000
09/01/49
89
County of San Diego Special Tax
40 3.000
09/01/50
40
County of San Diego Special Tax
100 4.000
09/01/50
108
CSCDA Community Improvement Authority Revenue Bonds
(Þ) 550 3.250
07/01/56
463
CSCDA Community Improvement Authority Revenue Bonds
(Þ) 1,250 4.000
07/01/56
1,155
CSCDA Community Improvement Authority Revenue Bonds
600 3.000
12/01/56
478
Dublin Community Facilities District Improvement Area No. 1 Special Tax
100 5.000
09/01/37
114
Dublin Community Facilities District Improvement Area No. 1 Special Tax
340 5.000
09/01/47
384
Fairfield Community Facilities District Special Tax
(Þ) 150 5.000
09/01/50
173
Foothill/Eastern Transportation Corridor Agency Revenue Bonds
8,200 4.000
01/15/46
9,043
Fremont Community Facilities District No. 1 Special Tax
1,255 5.000
09/01/26
1,397

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds
1,210 3.500
06/01/36
1,222
Golden State Tobacco Securitization Corp. Revenue Bonds
2,135 5.300
06/01/37
2,169
Golden State Tobacco Securitization Corp. Revenue Bonds
5,265 5.000
06/01/47
5,344
Golden State Tobacco Securitization Corp. Revenue Bonds
270 5.250
06/01/47
274
Golden State Tobacco Securitization Corp. Revenue Bonds
1,450 3.850
06/01/50
1,449
Golden State Tobacco Securitization Corp. Revenue Bonds
9,600 Zero coupon
06/01/66
1,527
Golden Valley Unified School District Financing Authority Revenue Bonds
25 4.000
09/01/46
27
Golden Valley Unified School District Financing Authority Revenue Bonds
30 4.000
09/01/51
33
Golden Valley Unified School District Financing Authority Revenue Bonds
45 4.000
09/01/56
49
Hastings Campus Housing Finance Authority Revenue Bonds
3,500 5.000
07/01/45
3,986
Independent Cities Finance Authority Revenue Bonds
(µ) 900 4.000
06/01/46
1,002
Inland Empire Tobacco Securitization Authority Revenue Bonds
105 3.678
06/01/38
109
Irvine Unified School District Special Tax Bonds
70 5.000
09/01/47
80
Irvine Unified School District Special Tax Bonds
75 5.000
03/01/57
85
Jurupa Public Financing Authority Special Tax
1,000 5.000
09/01/43
1,117
Moreno Valley Unified School District General Obligation Unlimited
(µ) 50 3.000
08/01/50
51
M-S-R Energy Authority Revenue Bonds
2,650 6.500
11/01/39
3,996
Natomas Unified School District General Obligation Unlimited
(µ) 425 4.000
08/01/42
467
Northern California Gas Authority No. 1 Revenue Bonds
(USD 3 Month LIBOR +
0.720%)(Ê) 1,355 1.680
07/01/27
1,349
Orange County Community Facilities District Special Tax
65 4.000
08/15/40
72
Orange County Community Facilities District Special Tax
100 5.000
08/15/47
115
Orange County Community Facilities District Special Tax
60 4.000
08/15/50
65
Oxnard School District General Obligation Unlimited
(~)(µ)(Ê) 465 2.000
08/01/47
528
Palomar Health Revenue Bonds
(µ) 2,165 5.000
11/01/47
2,558
River Islands Public Financing Authority Special Tax
150 5.375
09/01/31
156
River Islands Public Financing Authority Special Tax
100 5.250
09/01/34
104
River Islands Public Financing Authority Special Tax
940 5.500
09/01/45
975
River Islands Public Financing Authority Special Tax
50 4.000
09/01/46
52
River Islands Public Financing Authority Special Tax
100 4.000
09/01/51
105
Riverside County Public Financing Authority Tax Allocation
(µ) 150 4.000
10/01/40
165
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 300 4.000
10/01/39
331
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 125 4.000
10/01/40
138
Riverside County Transportation Commission Revenue Bonds
350 4.000
06/01/46
396
Riverside County Transportation Commission Revenue Bonds
750 4.000
06/01/47
841
Riverside Unified School District Special Tax
20 4.000
09/01/45
22
Riverside Unified School District Special Tax
45 4.000
09/01/50
49
Sacramento Airport System Revenue Bonds
520 5.000
07/01/39
616
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785
06/01/34
172
San Diego County Regional Airport Authority Revenue Bonds
700 4.000
07/01/51
765
San Diego County Regional Airport Authority Revenue Bonds
1,000 4.000
07/01/56
1,089
San Diego Unified School District General Obligation Unlimited
1,500 4.000
07/01/42
1,567
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,045 5.000
05/01/44
1,238
San Francisco City & County Airports Commission International Airport Revenue
Bonds
2,750 5.000
05/01/48
3,211
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,925 5.000
05/01/49
2,266
San Francisco City & County Airports Commission International Airport Revenue
Bonds
50 5.000
05/01/50
59
San Francisco City & County Redevelopment Agency Tax Allocation
1,190 5.000
08/01/35
1,370
San Gorgonio Memorial Health Care District General Obligation Unlimited
75 4.000
08/01/32
80
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000
08/01/33
107
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000
08/01/34
107
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000
08/01/35
107
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000
08/01/36
107
San Jacinto Community Facilities District Special Tax
280 5.000
09/01/33
315

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Jacinto Community Facilities District Special Tax
335 5.000
09/01/34
377
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
1,000 5.000
01/15/29
1,114
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
380 5.250
01/15/49
414
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
(Þ) 2,866 4.000
01/15/50
3,214
Silicon Valley Tobacco Securitization Authority Revenue Bonds
7,000 8.018
06/01/56
833
State of California General Obligation Unlimited
2,000 5.000
08/01/46
2,286
State of California General Obligation Unlimited
230 4.000
04/01/49
257
State of California General Obligation Unlimited
270 5.000
04/01/49
324
Tobacco Securitization Authority of Northern California Revenue Bonds
1,000 Zero coupon
06/01/60
213
Tobacco Securitization Authority of Southern California Revenue Bonds
455 5.000
06/01/48
531
Tobacco Securitization Authority of Southern California Revenue Bonds
515 5.810
06/01/54
97
Transbay Joint Powers Authority Tax Allocation
55 5.000
10/01/45
67
Transbay Joint Powers Authority Tax Allocation
60 2.400
10/01/49
59
Transbay Joint Powers Authority Tax Allocation
60 5.000
10/01/49
72
University of California Medical Center Pooled Revenue Bonds
(~)(Ê) 6,300 0.030
05/15/45
6,300
University of California Revenue Bonds
450 3.000
05/15/51
465
William S Hart Union High School District Special Tax
75 5.000
09/01/47
83
Yolo County Unified School District General Obligation Unlimited
(µ) 250 3.000
08/01/45
259
165,837
Colorado - 4.1%
3rd and Havana Metropolitan District General Obligation Limited
750 5.250
12/01/49
802
Allison Valley Metropolitan District No. 1 General Obligation Limited
500 5.000
12/01/47
524
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited
500 7.750
12/15/50
508
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited
500 4.875
12/01/51
468
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited
500 5.750
12/01/51
501
Belford North Metropolitan District General Obligation Limited
500 8.500
12/15/50
507
Bent Grass Metropolitan District General Obligation Limited
(Þ) 500 5.250
12/01/49
536
BNC Metropolitan District No. 1 General Obligation Limited
1,046 7.375
12/15/47
1,078
Brighton Crossing Metropolitan District No. 4 General Obligation Limited
1,220 5.000
12/01/47
1,271
Brighton Crossing Metropolitan District No. 6 General Obligation Limited
500 5.000
12/01/50
536
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment
500 3.750
12/01/40
460
Canyons Metropolitan District No. 5 General Obligation Limited
500 6.125
12/01/47
520
Cascade Ridge Metropolitan District General Obligation Limited
500 5.000
12/01/51
476
Castleview Metropolitan District No. 1 General Obligation Limited
500 5.000
12/01/50
479
Cherry Creek South Metropolitan District No. 5 General Obligation Limited
600 6.000
12/01/51
572
Citadel on Colfax Business Improvement District Revenue Bonds
600 5.350
12/01/50
639
Citadel on Colfax Business Improvement District Revenue Bonds
365 7.875
12/15/50
368
City & County of Denver Special Facilities Airport Revenue Bonds
1,390 5.000
10/01/32
1,452
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited
500 5.000
12/01/47
520
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 330 5.000
10/01/49
356
Colorado Educational & Cultural Facilities Authority Revenue Bonds
25 4.000
05/01/51
27
Colorado Educational & Cultural Facilities Authority Revenue Bonds
205 3.000
08/01/51
206
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 100 5.000
02/01/61
107
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,300 4.000
05/01/61
1,368
Colorado Educational & Cultural Facilities Authority Revenue Bonds
125 4.000
10/01/61
128
Colorado Health Facilities Authority Revenue Bonds
275 4.000
10/01/38
308
Colorado Health Facilities Authority Revenue Bonds
300 4.000
10/01/39
336
Colorado Health Facilities Authority Revenue Bonds
300 4.000
10/01/40
335
Colorado Health Facilities Authority Revenue Bonds
50 4.000
01/01/42
53
Colorado Health Facilities Authority Revenue Bonds
5,170 5.000
08/01/44
6,078
Colorado Health Facilities Authority Revenue Bonds
4,000 4.000
11/15/46
4,579
Colorado Health Facilities Authority Revenue Bonds
(ae) 190 5.000
06/01/47
223
Colorado Health Facilities Authority Revenue Bonds
135 3.250
08/01/49
137
Colorado Health Facilities Authority Revenue Bonds
885 4.000
08/01/49
963
Colorado Health Facilities Authority Revenue Bonds
150 4.000
09/01/50
168
Colorado Health Facilities Authority Revenue Bonds
1,750 3.000
11/15/51
1,725

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000
12/31/47
39
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000
12/31/51
39
Colorado High Performance Transportation Enterprise Revenue Bonds
75 5.000
12/31/56
83
Colorado Springs Urban Renewal Authority Tax Allocation
500 5.750
12/01/47
522
Constitution Heights Metropolitan District General Obligation Limited
1,765 5.000
12/01/49
1,883
Copperleaf Metropolitan District No. 3 General Obligation Limited
500 5.125
12/01/47
534
Copperleaf Metropolitan District No. 9 General Obligation Limited
(Þ) 500 4.875
12/01/51
479
Cornerstar Metropolitan District General Obligation Limited
500 5.250
12/01/47
521
Creekside Village Metropolitan District General Obligation Limited
500 5.000
12/01/49
530
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 555 5.500
12/01/39
546
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 975 5.750
12/01/49
952
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 280 8.000
12/15/49
274
Denver Convention Center Hotel Authority Revenue Bonds
225 5.000
12/01/33
254
Denver Health & Hospital Authority Certificates of Participation
25 5.000
12/01/32
30
Denver Health & Hospital Authority Certificates of Participation
175 4.000
12/01/38
195
Denver Health & Hospital Authority Certificates of Participation
110 5.000
12/01/48
128
Denver Health & Hospital Authority Revenue Bonds
(Þ) 100 5.000
12/01/26
116
Denver Health & Hospital Authority Revenue Bonds
(Þ) 220 5.000
12/01/27
260
Denver Health & Hospital Authority Revenue Bonds
(Þ) 230 5.000
12/01/28
272
Denver Health & Hospital Authority Revenue Bonds
(Þ) 300 5.000
12/01/34
350
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000
12/01/35
220
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000
12/01/36
220
Denver Health & Hospital Authority Revenue Bonds
65 4.000
12/01/38
73
Denver Health & Hospital Authority Revenue Bonds
100 4.000
12/01/39
112
Denver Health & Hospital Authority Revenue Bonds
50 4.000
12/01/40
56
Denver Health & Hospital Authority Revenue Bonds
1,500 5.250
12/01/45
1,587
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
300 3.750
12/01/39
306
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
350 4.000
12/01/48
357
Denver Urban Renewal Authority Tax Allocation
(Þ) 585 5.250
12/01/39
629
Dinosaur Ridge Metropolitan District Revenue Bonds
195 5.000
06/01/49
206
Dominion Water & Sanitation District Revenue Bonds
395 5.250
12/01/27
404
E-470 Public Highway Authority Revenue Bonds
(µ) 100 1.506
09/01/30
83
Eaton Area Park & Recreation District General Obligation Limited
725 5.250
12/01/34
753
Eaton Area Park & Recreation District General Obligation Limited
525 5.500
12/01/38
546
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 520 4.000
12/01/44
591
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 200 4.000
12/01/45
227
Glen Metropolitan District No. 3 General Obligation Limited
(Þ) 500 4.250
12/01/51
467
Green Gables Metropolitan District No. 2 General Obligation Limited
500 5.750
12/01/48
531
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited
1,000 5.875
12/01/50
1,084
Greenways Metropolitan District No. 1 General Obligation Limited
(Þ) 500 4.625
12/01/51
468
High Plains Metropolitan District General Obligation Unlimited
(µ) 25 5.000
12/01/35
29
High Plains Metropolitan District General Obligation Unlimited
(µ) 250 4.000
12/01/47
272
Horizon Metropolitan District No. 2 General Obligation Limited
(Þ) 500 4.500
12/01/51
482
Jefferson Center Metropolitan District No. 1 Revenue Bonds
1,350 4.375
12/01/47
1,408
Jefferson Center Metropolitan District No. 1 Revenue Bonds
800 5.750
12/15/50
844
Johnstown Farms East Metropolitan District General Obligation Limited
500 5.000
12/01/51
478
Jones District Community Authority Board Revenue Bonds
500 5.750
12/01/50
441
Loretto Heights Community Authority Revenue Bonds
500 4.875
12/01/51
492
Mirabelle Metropolitan District No. 2 General Obligation Limited
700 5.000
12/01/39
746
Mirabelle Metropolitan District No. 2 General Obligation Limited
500 5.000
12/01/49
528
Murphy Creek Metropolitan District No. 4 General Obligation Limited
850 5.000
12/01/51
810
North Range Metropolitan District No. 2 General Obligation Limited
500 5.750
12/01/47
523
Northglenn Urban Renewal Authority Tax Allocation
20 4.000
12/01/32
22
Northglenn Urban Renewal Authority Tax Allocation
20 4.000
12/01/33
22
Northglenn Urban Renewal Authority Tax Allocation
10 4.000
12/01/34
11
Northglenn Urban Renewal Authority Tax Allocation
30 4.000
12/01/36
33

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northglenn Urban Renewal Authority Tax Allocation
10 4.000
12/01/38
11
Parkdale Community Authority Revenue Bonds
500 5.250
12/01/50
535
Parkdale Community Authority Revenue Bonds
500 7.750
12/15/50
510
Powhaton Community Authority Revenue Bonds
500 5.000
12/01/51
485
Prairie Center Metropolitan District No. 3 Revenue Bonds
(Þ) 500 5.000
12/15/41
532
Prairie Center Metropolitan District No. 7 General Obligation Limited
(Þ) 1,425 4.875
12/15/44
1,509
Pronghorn Valley Metropolitan District General Obligation Limited
515 3.750
12/01/41
502
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 100 Zero coupon
12/01/25
87
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 350 4.750
12/01/45
383
Raindance Metropolitan District No. 1 Revenue Bonds
1,000 5.000
12/01/40
1,072
Rampart Range Metropolitan District No. 5 Revenue Bonds
500 4.000
12/01/51
495
Regional Transportation District Revenue Bonds
25 5.000
07/15/28
30
Regional Transportation District Revenue Bonds
40 5.000
01/15/29
48
Regional Transportation District Revenue Bonds
25 5.000
07/15/29
30
Regional Transportation District Revenue Bonds
30 5.000
01/15/30
37
Regional Transportation District Revenue Bonds
20 5.000
07/15/30
25
RRC Metropolitan District No. 2 Revenue Bonds
500 5.250
12/01/51
471
Second Creek Farm Metropolitan District No. 3 General Obligation Limited
500 5.000
12/01/49
530
Senac South Metropolitan District No. 1 General Obligation Limited
625 5.250
12/01/51
601
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000
12/01/37
1,103
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000
12/01/47
1,088
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited
500 5.125
12/01/47
523
Sterling Hills West Metropolitan District General Obligation Limited
100 5.000
12/01/39
115
Sterling Ranch Community Authority Board Revenue Bonds
500 5.000
12/01/47
520
Takoda Metropolitan District General Obligation Bonds
500 6.000
12/01/50
591
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited
500 5.250
12/01/37
529
Village at Southgate Metropolitan District General Obligation Limited
(Þ) 1,375 5.625
12/01/48
1,456
Westerly Metropolitan District No. 4 General Obligation Limited
500 5.000
12/01/50
530
Westown Metropolitan District General Obligation Limited
500 5.000
12/01/47
532
Whispering Pines Metropolitan District No. 1 General Obligation Limited
500 7.375
12/15/47
517
Windler Public Improvement Authority Revenue Bonds
(Þ) 600 Zero coupon
12/01/51
434
Windler Public Improvement Authority Revenue Bonds
(Þ) 750 4.125
12/01/51
699
Winsome Metropolitan District No. 3 General Obligation Limited
(Þ) 500 5.125
12/01/50
472
70,384
Connecticut - 1.0%
City of Hartford General Obligation Unlimited
180 5.000
04/01/29
181
City of Hartford General Obligation Unlimited
1,000 5.000
04/01/31
1,044
City of New Haven General Obligation Unlimited
100 5.500
08/01/34
120
City of New Haven General Obligation Unlimited
100 5.500
08/01/37
120
City of New Haven General Obligation Unlimited
1,000 5.500
08/01/38
1,199
City of New Haven General Obligation Unlimited
470 4.000
08/01/40
517
City of West Haven General Obligation Unlimited
400 5.000
11/01/32
462
City of West Haven General Obligation Unlimited
700 5.000
11/01/37
804
Connecticut State Health & Educational Facilities Authority Revenue Bonds
3,535 4.000
07/01/39
3,817
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 1,000 5.000
07/01/39
1,174
Connecticut State Health & Educational Facilities Authority Revenue Bonds
720 4.000
07/01/41
783
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000
01/01/45
109
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,250 4.000
07/01/51
1,334
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 900 5.000
01/01/55
975
Hartford Stadium Authority Revenue Bonds
250 5.000
02/01/36
261
Hartford Stadium Authority Revenue Bonds
155 4.000
02/01/42
152
Mohegan Tribal Finance Authority Revenue Bonds
(Þ) 600 7.000
02/01/45
623
State of Connecticut General Obligation Unlimited
385 5.000
06/15/27
456
State of Connecticut General Obligation Unlimited
145 5.000
06/15/28
175
State of Connecticut General Obligation Unlimited
120 5.000
06/15/29
145
State of Connecticut General Obligation Unlimited
1,500 5.000
06/15/31
1,809
State of Connecticut General Obligation Unlimited
25 5.000
06/15/32

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Steel Point Infrastructure Improvement District Tax Allocation
100 4.000
04/01/51
102
16,392
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds
215 5.000
11/15/48
242
Delaware State Economic Development Authority Revenue Bonds
45 5.000
08/01/49
49
Delaware State Economic Development Authority Revenue Bonds
100 5.000
09/01/50
118
Delaware State Economic Development Authority Revenue Bonds
75 4.000
06/01/52
78
Delaware State Economic Development Authority Revenue Bonds
40 5.000
08/01/54
44
Delaware State Economic Development Authority Revenue Bonds
75 4.000
06/01/57
78
Delaware State Health Facilities Authority Revenue Bonds
335 4.000
07/01/43
366
Town of Bridgeville Special Tax
340 4.000
07/01/35
359
1,334
District of Columbia - 1.1%
District of Columbia General Obligation Unlimited
215 4.000
06/01/37
240
District of Columbia Revenue Bonds
2,510 5.000
10/01/35
2,562
District of Columbia Revenue Bonds
750 5.000
07/01/37
797
District of Columbia Revenue Bonds
35 4.000
07/01/44
38
District of Columbia Revenue Bonds
75 4.000
07/01/49
81
District of Columbia Revenue Bonds
1,000 5.000
06/01/50
1,136
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds
4,000 7.666
06/15/46
893
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
825 5.000
10/01/43
974
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
4,500 4.000
10/01/44
4,954
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
750 4.000
10/01/49
821
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 280 3.000
10/01/50
285
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,470 4.000
10/01/53
2,686
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,475 5.000
10/01/53
2,494
17,961
Florida - 9.8%
Alachua County Health Facilities Authority Revenue Bonds
1,500 4.000
10/01/46
1,559
Anthem Park Community Development District Special Assessment
130 4.750
05/01/36
133
Armstrong Community Development District Special Assessment
30 4.000
11/01/40
31
Armstrong Community Development District Special Assessment
165 4.000
11/01/50
168
Artisan Lakes East Community Development District Special Assessment
(Þ) 220 2.300
05/01/26
216
Artisan Lakes East Community Development District Special Assessment
(Þ) 250 2.750
05/01/31
242
Artisan Lakes East Community Development District Special Assessment
(Þ) 945 3.125
05/01/41
903
Artisan Lakes East Community Development District Special Assessment
(Þ) 905 4.000
05/01/51
925
Artisan Lakes East Community Development District Special Assessment
(Þ) 550 4.000
05/01/52
562
Astonia Community Development District Special Assessment
(Þ) 1,380 3.200
05/01/41
1,330
Astonia Community Development District Special Assessment
(Þ) 50 4.000
05/01/51
51
Astonia Community Development District Special Assessment
(Þ) 75 4.000
05/01/52
76
Avalon Groves Community Development District Special Assessment
50 3.125
05/01/41
48
Avalon Groves Community Development District Special Assessment
25 3.375
05/01/41
24
Avalon Groves Community Development District Special Assessment
150 6.000
05/01/48
173
Avalon Groves Community Development District Special Assessment
50 4.000
05/01/51
52
Avelar Creek Community Development District Special Assessment
95 4.000
05/01/36
102
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.500
06/01/39
107
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.625
06/01/49
106
Aviary at Rutland Ranch Community Development District Special Assessment
100 4.000
11/01/51
101
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
100 5.000
11/01/31
107
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,065 5.000
11/01/39
1,186
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,365 3.200
05/01/41
1,303
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,245 4.000
05/01/52
1,267
Bannon Lakes Community Development District Special Assessment
100 5.000
11/01/48
110
Bartram Park Community Development District Special Assessment
465 4.250
05/01/29
501

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bartram Park Community Development District Special Assessment
485 4.500
05/01/35
521
Bay Laurel Center Community Development District Special Assessment
90 4.000
05/01/37
96
Baywinds Community Development District Special Assessment
175 4.250
05/01/37
192
Beaumont Community Development District Special Assessment
(Þ) 115 6.375
11/01/49
124
Bent Creek Community Development District Special Assessment
(Þ) 160 4.000
06/15/51
162
Berry Bay Community Development District Special Assessment
250 2.625
05/01/26
250
Black Creek Community Developments District Special Assessment
25 3.750
06/15/40
26
Black Creek Community Developments District Special Assessment
50 4.000
06/15/50
51
Blue Lake Community Development District Special Assessment
100 4.250
06/15/39
106
Blue Lake Community Development District Special Assessment
100 4.500
06/15/49
106
Bonterra Community Development District Special Assessment
1,570 4.125
05/01/47
1,700
Bonterra Community Development District Special Assessment
615 5.000
05/01/47
663
Botaniko Community Development District Special Assessment
30 3.625
05/01/40
30
Botaniko Community Development District Special Assessment
85 4.000
05/01/50
86
Bridgewalk Community Development District Special Assessment
(Þ) 365 4.000
06/15/52
377
Brightwater Community Development District Revenue Bonds
250 3.150
05/01/41
241
Brightwater Community Development District Special Assessment
145 4.000
05/01/52
147
Brookstone Community Development District Special Assessment
(Þ) 45 3.875
11/01/23
46
Campo Bello Community Development District Special Assessment
100 4.000
12/15/39
104
Campo Bello Community Development District Special Assessment
150 4.000
12/15/49
153
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 2,000 4.500
01/01/35
2,079
Capital Trust Agency, Inc. Revenue Bonds
25 5.000
08/01/40
29
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 325 5.000
06/01/41
359
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 300 5.250
12/01/43
339
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,255 5.000
12/15/49
1,420
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 100 4.000
07/01/51
105
Capital Trust Agency, Inc. Revenue Bonds
1,725 5.875
07/01/54
1,501
Capital Trust Agency, Inc. Revenue Bonds
50 5.000
08/01/55
57
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 100 4.000
07/01/56
104
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 150 5.000
12/01/56
151
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 4,105 5.250
12/01/58
4,562
Capital Trust Agency, Inc. Revenue Bonds
4,000 1.798
01/01/60
293
Caribe Palm Community Development District Special Assessment
94 4.000
05/01/25
101
Caribe Palm Community Development District Special Assessment
97 4.000
05/01/26
105
Caribe Palm Community Development District Special Assessment
545 4.500
05/01/35
589
Celebration Community Development District Special Assessment
590 3.125
05/01/41
564
Centre Lake Community Development District Special Assessment
(Þ) 1,025 4.000
05/01/52
1,064
Century Gardens at Tamiami Community Development District Special Assessment
535 4.125
11/01/38
582
Century Gardens at Tamiami Community Development District Special Assessment
1,560 4.250
11/01/48
1,690
CFM Community Development District Special Assessment
590 4.000
05/01/51
597
Chapel Creek Community Development District Special Assessment
(Þ) 45 3.375
05/01/41
44
Chapel Creek Community Development District Special Assessment
(Þ) 70 4.000
05/01/52
71
Charles Cove Community Development District Special Assessment
100 4.000
05/01/52
102
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 240 5.500
10/01/36
256
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 1,000 4.000
10/01/41
1,037
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 350 5.000
10/01/49
377
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 750 4.000
10/01/51
768
City of Atlantic Beach Revenue Bonds
1,000 5.000
11/15/37
1,047
City of Cape Coral Water & Sewer Revenue Bonds
1,000 4.000
10/01/36
1,081
City of Pompano Beach Revenue Bonds
135 1.450
01/01/27
131
City of Tampa Revenue Bonds
960 5.000
04/01/45
1,057
City of Tampa Revenue Bonds
385 4.000
07/01/45
429
City of Tampa Revenue Bonds
100 5.000
07/01/50
121
Cityplace Community Development District Special Assessment Revenue Bonds
(µ) 1,550 4.562
05/01/46
1,663
Concord Station Community Development District Special Assessment
275 3.625
05/01/35
289
Concord Station Community Development District Special Assessment
285 3.750
05/01/46
297
Concord Station Community Development District Special Assessment
100 4.750
05/01/46
105

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Coral Keys Homes Community Development District Special Assessment
35 4.000
05/01/40
36
Coral Keys Homes Community Development District Special Assessment
50 4.000
05/01/50
51
Cordova Palms Community Development District Special Assessment
(Þ) 1,940 4.000
05/01/52
1,983
Corkscrew Farms Community Development District Special Assessment
(Þ) 55 5.000
11/01/38
58
Corkscrew Farms Community Development District Special Assessment
(Þ) 110 5.125
11/01/50
116
Coronado Community Development District Special Assessment
25 4.000
05/01/31
27
Coronado Community Development District Special Assessment
44 4.250
05/01/38
48
Country Greens Community Development District Special Assessment
50 3.200
05/01/25
53
Country Greens Community Development District Special Assessment
345 3.875
05/01/31
367
Country Greens Community Development District Special Assessment
130 4.000
05/01/34
140
County of Broward Port Facilities Revenue Bonds
1,750 4.000
09/01/44
1,920
County of Lake Revenue Bonds
500 5.750
08/15/50
547
County of Osceola Transportation Revenue Bonds
(ae) 3,700 6.000
10/01/36
4,393
Davenport Road South Community Development District Special Assessment
(Þ) 100 5.000
11/01/38
114
Davenport Road South Community Development District Special Assessment
(Þ) 150 5.125
11/01/48
171
Deer Run Community Development District Special Assessment
205 5.400
05/01/39
225
Deer Run Community Development District Special Assessment
200 5.500
05/01/44
221
Durbin Crossing Community Development District Special Assessment
(µ) 75 3.750
05/01/34
80
Durbin Crossing Community Development District Special Assessment
(µ) 120 4.000
05/01/37
130
DW Bayview Community Development District Special Assessment
(Þ) 75 3.375
05/01/41
73
DW Bayview Community Development District Special Assessment
(Þ) 50 4.000
05/01/51
51
Eagle Pointe Community Development District Special Assessment
(Þ) 50 4.125
05/01/40
52
Eagle Pointe Community Development District Special Assessment
(Þ) 225 4.125
05/01/51
233
East 547 Community Development District Special Assessment
50 4.000
05/01/51
51
East Bonita Beach Road Community Development District Special Assessment
(Þ) 625 5.000
11/01/38
682
East Nassau Stewardship District Special Assessment
1,280 3.500
05/01/41
1,252
Edgewater East Community Development District Special Assessment
75 3.600
05/01/41
75
Edgewater East Community Development District Special Assessment
150 4.000
05/01/51
153
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
130 3.000
05/01/24
134
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
135 3.250
05/01/25
141
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
140 3.500
05/01/26
148
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
790 3.750
05/01/31
840
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
1,170 4.000
05/01/37
1,253
Entrada Community Development District Special Assessment
(Þ) 100 4.000
05/01/52
103
Epperson North Community Development District Special Assessment
(Þ) 100 4.000
11/01/51
102
Escambia County Health Facilities Authority Revenue Bonds
370 4.000
08/15/45
401
Escambia County Health Facilities Authority Revenue Bonds
(µ) 255 3.000
08/15/50
257
Escambia County Health Facilities Authority Revenue Bonds
2,310 4.000
08/15/50
2,521
Esplanade Lake Club Community Development District Special Assessment
410 4.125
11/01/50
418
Fallschase Community Development District Special Assessment
245 3.375
05/01/41
234
Fallschase Community Development District Special Assessment
210 4.000
05/01/52
211
Fishhawk Ranch Community Development District Special Assessment
(µ) 70 3.000
11/01/41
72
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 2.375
06/01/27
98
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000
06/01/40
108
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000
06/30/46
104
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 115 6.250
01/01/49
117
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 870 6.375
01/01/49
883
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 1,965 6.500
01/01/49
1,992
Florida Development Finance Corp. Revenue Bonds
(Þ) 1,470 7.375
01/01/49
1,596
Florida Development Finance Corp. Revenue Bonds
(Þ) 685 5.000
12/15/49
762
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000
06/01/50
105
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.250
06/01/50
142
Florida Development Finance Corp. Revenue Bonds
(Þ) 115 5.000
09/15/50
124

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds
125 5.000
06/01/51
139
Florida Development Finance Corp. Revenue Bonds
(Þ) 500 4.000
07/01/51
522
Florida Development Finance Corp. Revenue Bonds
2,500 5.000
02/01/52
2,953
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000
06/01/55
106
Florida Development Finance Corp. Revenue Bonds
(Þ) 160 5.000
06/01/55
171
Florida Development Finance Corp. Revenue Bonds
(Þ) 220 5.250
06/01/55
249
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000
06/30/56
103
Florida Higher Educational Facilities Financial Authority Revenue Bonds
150 5.000
03/01/44
168
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 1,350 5.000
06/01/48
1,499
Florida Higher Educational Facilities Financial Authority Revenue Bonds
315 5.000
03/01/49
351
Flow Way Community Development District Special Assessment
100 5.000
11/01/47
109
Fontainbleau Lakes Community Development District Special Assessment
45 4.000
05/01/31
48
Gracewater Sarasota Community Development District Special Assessment
(Þ) 100 4.000
05/01/52
101
Grand Bay at Doral Community Development District Special Assessment
65 4.750
05/01/36
68
Grand Bay at Doral Community Development District Special Assessment
65 5.000
05/01/46
68
Grand Oaks Community Development District Special Assessment
(Þ) 100 4.000
11/01/51
100
Greater Orlando Aviation Authority Revenue Bonds
750 5.000
11/15/36
776
Greater Orlando Aviation Authority Revenue Bonds
170 5.000
10/01/47
198
Gulfstream Polo Community Development District Special Assessment
150 4.375
11/01/49
158
Hacienda Lakes Community Development District Special Assessment
100 4.625
05/01/46
104
Harbor Bay Community Development District Special Assessment
100 3.750
05/01/34
104
Harbor Bay Community Development District Special Assessment
105 3.875
05/01/39
110
Harbor Bay Community Development District Special Assessment
100 4.100
05/01/48
105
Harmony West Community Development District Special Assessment
(Þ) 1,185 5.250
05/01/49
1,321
Hawks Point Community Development District Special Assessment
(Þ) 185 4.250
05/01/35
202
Hawkstone Community Development District Special Assessment
100 3.875
11/01/39
103
Hawkstone Community Development District Special Assessment
100 4.000
11/01/51
102
Hawkstone Community Development District Special Assessment
50 4.000
05/01/52
50
Heights Community Development District County of Hillsborough Special
Assessment
150 5.000
01/01/38
160
Heights Community Development District County of Hillsborough Special
Assessment
300 5.000
01/01/50
317
Herons Glen Recreation District Special Assessment
(µ) 105 2.500
05/01/40
105
Herons Glen Recreation District Special Assessment
(µ) 60 4.000
05/01/45
67
Herons Glen Recreation District Special Assessment
(µ) 80 4.000
05/01/50
89
Highlands Community Development District Special Assessment
200 4.250
05/01/36
216
Highlands Meadows II Community Development District Special Assessment
415 5.375
11/01/37
454
Highlands Meadows II Community Development District Special Assessment
100 5.500
11/01/47
109
Highlands Meadows West Community Development District Special Assessment
25 3.625
05/01/40
25
Highlands Meadows West Community Development District Special Assessment
35 4.000
05/01/50
36
Hillcrest Community Development District Special Assessment
100 5.000
11/01/48
110
Hills Minneola Community Development District Special Assessment
(Þ) 60 4.000
05/01/40
62
Hills Minneola Community Development District Special Assessment
(Þ) 130 4.000
05/01/50
132
Hills Minneola Community Development District Special Assessment
(Þ) 500 4.000
05/01/52
507
Hillsborough County Industrial Development Authority Revenue Bonds
5,000 4.000
08/01/50
5,542
Isles of Bartram Park Community Development District Special Assessment
155 4.625
11/01/37
164
K-Bar Ranch II Community Development District Special Assessment
(Þ) 185 4.500
05/01/38
198
K-Bar Ranch II Community Development District Special Assessment
100 3.125
05/01/41
96
K-Bar Ranch II Community Development District Special Assessment
(Þ) 275 4.625
05/01/48
293
K-Bar Ranch II Community Development District Special Assessment
165 4.000
05/01/51
169
Kindred Community Development District II Special Assessment
100 3.750
05/01/50
102
Kingman Gate Community Development District Special Assessment
85 4.000
06/15/40
89
Kingman Gate Community Development District Special Assessment
60 4.000
06/15/50
62
Kingman Gate Community Development District Special Assessment
(Þ) 50 4.000
06/15/51
51
Lake Frances Community Development District Special Assessment
87 3.000
05/01/26
92
Lake Frances Community Development District Special Assessment
492 4.000
05/01/31
539
Lake Frances Community Development District Special Assessment
689 4.000
05/01/37
750
Lakeshore Ranch Community Development District Special Assessment
90 3.125
05/01/24
91

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment
100 4.250
05/01/26
104
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.500
05/01/33
100
Lakewood Ranch Stewardship District Special Assessment
915 4.875
05/01/35
963
Lakewood Ranch Stewardship District Special Assessment
100 5.000
05/01/36
107
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.625
05/01/37
100
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.000
05/01/37
109
Lakewood Ranch Stewardship District Special Assessment
150 5.250
05/01/37
165
Lakewood Ranch Stewardship District Special Assessment
380 5.125
05/01/46
407
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.125
05/01/47
109
Lakewood Ranch Stewardship District Special Assessment
175 5.375
05/01/47
191
Lakewood Ranch Stewardship District Special Assessment
240 5.450
05/01/48
267
Lakewood Ranch Stewardship District Special Assessment
100 4.000
05/01/49
103
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 3.900
05/01/50
102
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 4.000
05/01/50
103
Lakewood Ranch Stewardship District Special Assessment
145 3.875
05/01/51
148
Lakewood Ranch Stewardship District Special Assessment
1,700 4.000
05/01/52
1,745
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.625
11/01/38
106
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.750
11/01/48
106
Landmark at Doral Community Development District Special Assessment
35 3.375
05/01/30
36
Landmark at Doral Community Development District Special Assessment
110 3.000
05/01/35
112
Landmark at Doral Community Development District Special Assessment
110 3.000
05/01/38
112
Landmark at Doral Community Development District Special Assessment
50 4.000
05/01/38
53
Lee County Industrial Development Authority Revenue Bonds
(Þ) 1,640 5.625
12/01/37
1,678
LT Ranch Community Development District Special Assessment
200 4.000
05/01/50
204
LTC Ranch West Residential Community Development District Special
Assessment
175 3.250
05/01/31
172
LTC Ranch West Residential Community Development District Special
Assessment
50 3.450
05/01/41
49
LTC Ranch West Residential Community Development District Special
Assessment
125 4.000
05/01/52
126
Lucerne Park Community Development District Special Assessment
95 4.625
05/01/39
102
Lucerne Park Community Development District Special Assessment
95 4.750
05/01/50
102
McJunkin Parkland Community Development District Special Assessment
(Þ) 200 5.125
11/01/38
230
McJunkin Parkland Community Development District Special Assessment
(Þ) 250 5.250
11/01/49
286
Meadow Pointe III Community Development District Special Assessment
115 3.500
05/01/24
119
Meadow Pointe III Community Development District Special Assessment
520 4.400
05/01/31
553
Meadow Pointe IV Community Development District Special Assessment
115 3.400
05/01/24
119
Meadow Pointe IV Community Development District Special Assessment
115 3.400
05/01/25
121
Meadow Pointe IV Community Development District Special Assessment
655 4.100
05/01/30
689
Meadow View at Twin Creeks Community Development District Special
Assessment
100 3.750
05/01/52
96
Meadow View at Twin Creeks Community Development District Special
Assessment
100 4.000
05/01/52
102
Mediterranea Community Development District Special Assessment
100 5.000
05/01/48
109
Miami Beach Health Facilities Authority Revenue Bonds
1,750 5.125
07/01/38
1,769
Miami Beach Health Facilities Authority Revenue Bonds
2,250 5.000
11/15/39
2,478
Miami Beach Health Facilities Authority Revenue Bonds
1,000 4.000
11/15/51
1,098
Miami World Center Community Development District Special Assessment
400 5.125
11/01/39
450
Miami World Center Community Development District Special Assessment
1,150 5.250
11/01/49
1,288
Mid-Bay Bridge Authority Revenue Bonds
1,000 5.000
10/01/40
1,095
Mirada Community Development District Special Assessment
175 3.250
05/01/32
171
Mirada II Community Development District Special Assessment
125 3.500
05/01/41
123
Mirada II Community Development District Special Assessment
125 4.000
05/01/51
126
Moody River Estates Community Development District Special Assessment
500 4.000
05/01/31
548
Naples Reserve Community Development District Special Assessment
(Þ) 40 5.000
11/01/38
44
Naples Reserve Community Development District Special Assessment
(Þ) 190 5.125
11/01/48
207
New Port Tampa Bay Community Development District Special Assessment
455 2.875
05/01/26
454
North Arkansas-1 Pasco Community Development District Special Assessment
55 3.500
05/01/41
54

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Arkansas-1 Pasco Community Development District Special Assessment
100 4.000
05/01/51
101
North Arkansas-1 Pasco Community Development District Special Assessment
(Þ) 100 4.000
05/01/52
100
North Park Isle Community Development District Special Assessment
100 3.375
11/01/41
96
North Park Isle Community Development District Special Assessment
150 4.000
11/01/51
152
North Sumter County Utility Dependent District Revenue Bonds
1,000 5.000
10/01/49
1,189
Oak Creek Community Development District Special Assessment
190 3.850
05/01/25
202
Oak Creek Community Development District Special Assessment
200 4.000
05/01/26
214
Ocala Preserve Community Development District Special Assessment
1,175 3.100
11/01/41
1,099
Ocala Preserve Community Development District Special Assessment
1,445 4.000
11/01/51
1,477
Orange Blossom Ranch Community Development District Special Assessment
140 4.850
05/01/39
155
Orange Blossom Ranch Community Development District Special Assessment
215 5.000
05/01/49
239
Orchid Grove Community Development District Special Assessment
1,245 5.000
05/01/36
1,330
Osceola Chain Lakes Community Development District Special Assessment
100 4.000
05/01/40
104
Palm Beach County Health Facilities Authority Revenue Bonds
125 4.000
06/01/41
126
Palm Beach County Health Facilities Authority Revenue Bonds
300 4.250
06/01/56
303
Palm Coast Park Community Development District Special Assessment
730 3.125
05/01/41
686
Palm Coast Park Community Development District Special Assessment
1,300 4.000
05/01/52
1,321
Palm Glades Community Development District Special Assessment
350 3.750
05/01/31
373
Palm Glades Community Development District Special Assessment
185 4.000
11/01/38
205
Palm Glades Community Development District Special Assessment
120 5.000
05/01/39
131
Palm Glades Community Development District Special Assessment
250 4.200
11/01/48
274
Park East Community Development District Special Assessment
(Þ) 185 4.000
11/01/51
189
Parkland Preserve Community Development District Special Assessment
55 5.500
11/01/32
61
Parkland Preserve Community Development District Special Assessment
490 5.250
05/01/39
548
Parkland Preserve Community Development District Special Assessment
340 5.375
05/01/50
381
Parkway Center Community Development District Special Assessment Revenue
Bonds
130 4.375
05/01/31
146
Parkway Center Community Development District Special Assessment Revenue
Bonds
175 4.700
05/01/49
198
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
195 4.375
05/01/36
219
Pine Isle Community Development District Special Assessment
(Þ) 1,000 4.000
12/15/51
1,020
Pinellas County Industrial Development Authority Revenue Bonds
100 5.000
07/01/39
113
Portico Community Development District Special Assessment
25 3.625
05/01/40
25
Preserve at South Branch Community Development District Special Assessment
Bonds
535 5.250
11/01/38
588
Preserve at South Branch Community Development District Special Assessment
Bonds
100 4.000
11/01/39
104
Quail Roost Community Development District Special Assessment
100 4.000
12/15/51
102
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 540 5.050
05/01/39
587
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 895 5.200
05/01/49
971
Reunion East Community Development District Special Assessment
755 5.000
05/01/33
825
Reunion East Community Development District Special Assessment
2,000 3.150
05/01/41
1,906
Reunion West Community Development District Special Assessment
30 4.500
05/01/39
32
Reunion West Community Development District Special Assessment
85 4.625
05/01/50
90
Rhodine Road North Community Development District Special Assessment
65 4.000
05/01/52
66
Rolling Oaks Community Development District Special Assessment
(Þ) 100 5.375
11/01/38
111
Rolling Oaks Community Development District Special Assessment
(Þ) 200 5.500
11/01/49
222
Rustic Oaks Community Development District Special Assessment
(Þ) 1,000 3.450
05/01/42
997
Rustic Oaks Community Development District Special Assessment
(Þ) 1,000 4.000
05/01/52
1,029
Saddle Creek Preserve of Polk County Community Development District Special
Assessment
(Þ) 1,000 3.350
12/15/41
997
Sandmine Road Community Development District Special Assessment
(Þ) 20 2.625
05/01/25
20
Sandmine Road Community Development District Special Assessment
(Þ) 25 3.125
05/01/30
25
Sandmine Road Community Development District Special Assessment
(Þ) 60 3.625
05/01/40
61
Sandmine Road Community Development District Special Assessment
(Þ) 50 3.750
05/01/50
51
Sandmine Road Community Development District Special Assessment
(Þ) 50 4.000
11/01/51

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sarasota National Community Development District Special Assessment
100 3.875
05/01/31
98
Sarasota National Community Development District Special Assessment
(Þ) 100 4.125
05/01/31
99
Sarasota National Community Development District Special Assessment
285 3.900
05/01/41
283
Sarasota National Community Development District Special Assessment
(Þ) 200 4.125
05/01/41
197
Sawyers Landing Community Development District Special Assessment
(Þ) 175 4.125
05/01/41
183
Sawyers Landing Community Development District Special Assessment
(Þ) 160 4.250
05/01/53
166
Seminole County Industrial Development Authority Revenue Bonds
(Þ) 135 4.000
06/15/51
144
Seminole County Industrial Development Authority Revenue Bonds
(Þ) 100 4.000
06/15/56
106
Shell Point Community Development District Special Assessment
(Þ) 100 5.250
11/01/39
111
Shell Point Community Development District Special Assessment
(Þ) 175 5.375
11/01/49
193
Sherwood Manor Community Development District Special Assessment
(Þ) 200 5.250
11/01/49
225
Shingle Creek at Bronson Community Development District Special Assessment
475 3.100
06/15/31
470
Silver Palms West Community Development District Revenue Bonds
170 4.000
06/15/52
175
Six Mile Creek Community Development District Special Assessment
310 3.100
05/01/31
302
Six Mile Creek Community Development District Special Assessment
20 4.125
11/01/40
21
Six Mile Creek Community Development District Special Assessment
750 3.400
05/01/41
722
Six Mile Creek Community Development District Special Assessment
75 3.500
05/01/41
73
Six Mile Creek Community Development District Special Assessment
50 4.250
11/01/50
52
Six Mile Creek Community Development District Special Assessment
75 4.000
05/01/51
76
South Creek Community Development District Special Assessment
25 4.000
06/15/51
26
South Fork III Community Development District Special Assessment
200 5.000
05/01/38
218
South Kendall Community Development District Special Assessment
100 4.125
11/01/40
106
Southern Groves Community Development District No. 5 Special Assessment
150 3.125
05/01/41
143
Southern Groves Community Development District No. 5 Special Assessment
600 4.000
05/01/43
621
Southern Groves Community Development District No. 5 Special Assessment
940 4.000
05/01/48
960
Southshore Bay Community Development District Special Assessment
(Þ) 750 3.000
05/01/33
720
St. Johns County Industrial Development Authority Revenue Bonds
550 4.000
12/15/41
576
St. Johns County Industrial Development Authority Revenue Bonds
25 4.000
12/15/46
26
St. Johns County Industrial Development Authority Revenue Bonds
50 4.000
12/15/50
52
St. Johns County Industrial Development Authority Revenue Bonds
375 4.000
08/01/55
408
State of Florida Department of Transportation Turnpike System Revenue Bonds
1,000 3.000
07/01/51
1,015
Stellar North Community Development District Special Assessment
(Þ) 890 3.200
05/01/41
850
Stillwater Community Development District Special Assessment
(Þ) 50 3.500
06/15/41
50
Stillwater Community Development District Special Assessment
(Þ) 100 4.000
06/15/51
102
Stonewater Community Development District Special Assessment
(Þ) 100 4.000
11/01/51
102
Stoneybrook South at Championsgate Community Development District Special
Assessment
200 4.500
06/15/39
214
Stoneybrook South at Championsgate Community Development District Special
Assessment
150 4.625
06/15/49
159
Stoneybrook South at Championsgate Community Development District Special
Assessment
(Þ) 1,000 3.750
12/15/50
1,000
Storey Drive Community Development District Special Assessment
(Þ) 125 4.000
06/15/52
128
Storey Park Community Development District Special Assessment
(Þ) 25 3.300
06/15/41
24
Storey Park Community Development District Special Assessment
(Þ) 50 4.000
06/15/51
51
Summer Woods Community Development District Special Assessment
25 3.400
05/01/41
24
Summer Woods Community Development District Special Assessment
25 4.000
05/01/51
25
Summer Woods Community Development District Special Assessment
(Þ) 75 4.000
05/01/52
75
Talis Park Community Development District Special Assessment
120 4.000
05/01/33
124
Tamarindo Community Development District Special Assessment
50 3.375
05/01/41
49
Tamarindo Community Development District Special Assessment
50 4.000
05/01/51
51
Tapestry Community Development District Special Assessment
100 5.000
05/01/46
106
Timber Creek Community Development District Special Assessment
(Þ) 1,000 5.000
11/01/48
1,116
Timber Creek Southwest Community Development District Special Assessment
(Þ) 250 3.300
12/15/41
245
Timber Creek Southwest Community Development District Special Assessment
(Þ) 1,375 4.000
12/15/51
1,411
Tohoqua Community Development District Special Assessment
(Þ) 100 3.600
05/01/41
100
Tolomato Community Development District Special Assessment
(µ) 200 3.750
05/01/40
216
Tolomato Community Development District Special Assessment
(Þ) 100 5.625
05/01/40
111

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Toscana Isles Community Development District Special Assessment Revenue
Bonds
215 5.375
11/01/39
246
Toscana Isles Community Development District Special Assessment Revenue
Bonds
245 5.500
11/01/49
281
Touchstone Community Development District Special Assessment
(Þ) 100 4.625
06/15/38
108
Touchstone Community Development District Special Assessment
(Þ) 100 4.750
06/15/48
108
Town of Davie Educational Facilities Revenue Bonds
730 5.000
04/01/48
847
Towne Park Community Development District Special Assessment
60 4.625
05/01/50
64
Tradition Community Development District No. 9 Special Assessment
100 3.000
05/01/41
95
Tradition Community Development District No. 9 Special Assessment
100 4.000
05/01/52
102
Triple Creek Community Development District Special Assessment
35 5.250
11/01/27
37
Triple Creek Community Development District Special Assessment
80 6.125
11/01/46
91
Triple Creek Community Development District Special Assessment
(Þ) 265 5.375
11/01/48
296
TSR Community Development District Special Assessment
200 5.000
11/01/39
220
TSR Community Development District Special Assessment
100 4.000
11/01/40
104
TSR Community Development District Special Assessment
200 4.750
11/01/47
211
TSR Community Development District Special Assessment
485 5.125
11/01/49
533
Two Creeks Community Development District Special Assessment
100 3.500
05/01/32
106
Two Creeks Community Development District Special Assessment
100 3.625
05/01/37
106
Two Lakes Community Development District Special Assessment
(Þ) 290 4.000
12/15/28
308
Two Lakes Community Development District Special Assessment
150 3.750
12/15/39
155
Two Lakes Community Development District Special Assessment
(Þ) 200 5.000
12/15/47
228
Two Lakes Community Development District Special Assessment
200 4.000
12/15/49
207
Two Rivers North Community Development District Special Assessment
(Þ) 200 3.000
01/15/23
200
Union Park East Community Development District Special Assessment
(Þ) 500 5.500
11/01/47
560
V-Dana Community Development District Special Assessment
(Þ) 500 3.125
05/01/31
493
V-Dana Community Development District Special Assessment
(Þ) 100 4.000
05/01/51
102
Venetian Community Development District Special Assessment
150 5.000
05/01/23
151
Ventana Community Development District Special Assessment
(Þ) 500 5.000
05/01/38
554
Ventana Community Development District Special Assessment
(Þ) 500 5.125
05/01/49
554
Veranda Community Development District II Special Assessment
85 5.875
11/01/32
86
Veranda Community Development District II Special Assessment
235 5.000
11/01/39
260
Veranda Community Development District II Special Assessment
(Þ) 65 3.600
05/01/41
65
Veranda Community Development District II Special Assessment
315 5.125
11/01/49
347
Veranda Community Development District II Special Assessment
(Þ) 90 4.000
05/01/51
91
Verandah East Community Development District Special Assessment
200 4.000
05/01/31
207
Verano No. 1 Community Development District Special Assessment
120 4.750
11/01/25
125
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000
05/01/31
108
Verano No. 1 Community Development District Special Assessment
250 5.125
11/01/35
280
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000
05/01/37
107
Verano No. 1 Community Development District Special Assessment
245 5.250
11/01/46
272
Verano No. 2 Community Development District Special Assessment
60 4.000
05/01/50
61
Viera East Community Development District Special Assessment
(µ) 90 2.600
05/01/34
90
Viera East Community Development District Special Assessment
(µ) 50 2.750
05/01/38
50
Viera Stewardship District Special Assessment
125 3.125
05/01/41
118
Viera Stewardship District Special Assessment
125 4.000
05/01/53
127
Village Community Development District No. 12 Special Assessment
(Þ) 660 4.250
05/01/43
711
Village Community Development District No. 12 Special Assessment
(Þ) 660 4.375
05/01/50
711
Village Community Development District No. 13 Special Assessment
(Þ) 265 3.250
05/01/40
270
Village Community Development District No. 13 Special Assessment
(Þ) 590 3.500
05/01/51
599
Village Community Development District No. 13 Special Assessment
400 3.250
05/01/52
385
Villages of Glen Creek Community Development District Special Assessment
(Þ) 75 4.000
05/01/52
76
Villamar Community Development District Special Assessment
910 4.625
05/01/39
976
Vizcaya in Kendall Community Development District Special Assessment
100 4.125
11/01/46
106
Volusia County Educational Facility Authority Revenue Bonds
240 5.000
06/01/45
262
Waterford Landing Community Development District Special Assessment
145 5.500
05/01/34
152
Waterford Landing Community Development District Special Assessment
150 5.750
05/01/44
158
Watergrass Community Development District II Special Assessment
260 5.250
05/01/49
283

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Waterset Central Community Development District Special Assessment
(Þ) 150 5.125
11/01/38
165
Waterset Central Community Development District Special Assessment
(Þ) 150 5.250
11/01/49
164
Wesbridge Community Development District Special Assessment
75 4.250
11/01/49
78
West Port Community Development District Special Assessment
(Þ) 90 3.400
05/01/41
87
West Port Community Development District Special Assessment
(Þ) 1,780 4.000
05/01/51
1,822
West Villages Improvement District Special Assessment
135 4.750
05/01/39
146
West Villages Improvement District Special Assessment
(Þ) 1,935 3.500
05/01/41
1,906
West Villages Improvement District Special Assessment
210 5.000
05/01/50
229
Westside Community Development District Special Assessment
(Þ) 100 4.100
05/01/37
105
Westside Community Development District Special Assessment
(Þ) 100 4.125
05/01/38
105
Westside Community Development District Special Assessment
815 4.000
05/01/50
838
Westside Haines City Community Development District Special Assessment
100 4.000
05/01/52
102
Wildblue Community Development District Special Assessment
(Þ) 125 4.250
06/15/39
133
Wildblue Community Development District Special Assessment
(Þ) 250 4.375
06/15/49
264
Wind Meadows South Community Development District Special Assessment
935 4.000
05/01/52
938
Winding Cypress Community Development District Special Assessment
100 5.000
11/01/45
106
Winding Cypress Community Development District Special Assessment
100 5.000
11/01/49
108
Windward Community Development District Special Assessment
110 4.400
11/01/35
114
Zephyr Lakes Community Development District Special Assessment
(Þ) 50 3.375
05/01/41
48
Zephyr Lakes Community Development District Special Assessment
(Þ) 50 4.000
05/01/51
50
166,893
Georgia - 1.9%
Atlanta Urban Redevelopment Agency Revenue Bonds
(Þ) 1,155 3.875
07/01/51
1,169
Augusta Development Authority Revenue Bonds
1,065 5.000
07/01/31
1,228
Bartow County Development Authority Revenue Bonds
300 1.800
09/01/29
293
Cobb County Development Authority Revenue Bonds
1,500 5.000
07/15/38
1,616
Coweta County Residential Care Facilities for the Elderly Authority Revenue
Bonds
970 4.000
03/01/36
1,031
Development Authority of Burke County Revenue Bonds
125 2.200
10/01/32
122
Fulton County Development Authority Revenue Bonds
4,750 4.000
04/01/50
5,260
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds
100 5.125
03/01/52
91
George L Smith II Congress Center Authority Revenue Bonds
60 3.625
01/01/31
62
George L Smith II Congress Center Authority Revenue Bonds
60 5.000
01/01/36
68
George L Smith II Congress Center Authority Revenue Bonds
2,470 4.000
01/01/54
2,680
George L Smith II Congress Center Authority Revenue Bonds
120 5.000
01/01/54
134
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 4.000
08/01/38
1,138
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê)(Þ) 2,260 4.000
11/01/27
2,452
Main Street Natural Gas, Inc. Revenue Bonds
350 5.000
05/15/43
405
Main Street Natural Gas, Inc. Revenue Bonds
1,450 5.000
05/15/49
2,018
Municipal Electric Authority of Georgia Revenue Bonds
4,720 4.000
01/01/49
5,142
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000
01/01/49
1,179
Municipal Electric Authority of Georgia Revenue Bonds
2,000 5.000
01/01/56
2,351
Municipal Electric Authority of Georgia Revenue Bonds
(µ) 1,750 5.000
01/01/62
2,070
Private Colleges & Universities Authority Revenue Bonds
1,000 5.000
10/01/40
1,107
Rockdale County Development Authority Revenue Bonds
(Þ) 225 4.000
01/01/38
247
31,863
Guam - 1.0%
Antonio B Won Pat International Airport Authority Revenue Bonds
100 3.839
10/01/36
100
Antonio B Won Pat International Airport Authority Revenue Bonds
125 4.460
10/01/43
127
Guam Business Privilege Tax Revenue Bonds
1,545 4.000
01/01/36
1,703
Guam Business Privilege Tax Revenue Bonds
3,250 4.000
01/01/42
3,536
Guam Department of Education Certificate of Participation
750 4.250
02/01/30
802
Guam Department of Education Certificate of Participation
385 5.000
02/01/40
425
Guam Government Waterworks Authority Revenue Bonds
50 5.000
07/01/33
57
Guam Government Waterworks Authority Revenue Bonds
4,090 5.000
07/01/35
4,369
Guam Government Waterworks Authority Revenue Bonds
80 5.000
07/01/36
91
Guam Government Waterworks Authority Revenue Bonds
60 5.000
07/01/37

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds
1,120 5.500
07/01/43
1,191
Guam Government Waterworks Authority Revenue Bonds
1,215 5.000
01/01/46
1,349
Guam Government Waterworks Authority Revenue Bonds
935 5.000
01/01/50
1,098
Port Authority of Guam Revenue Bonds
200 5.000
07/01/37
227
Territory of Guam Revenue Bonds
500 5.000
12/01/31
567
Territory of Guam Revenue Bonds
100 5.000
11/01/35
121
Territory of Guam Revenue Bonds
100 5.000
11/01/40
120
Territory of Guam Revenue Bonds
200 5.000
12/01/46
224
16,175
Hawaii - 0.3%
State of Hawaii Airports System Revenue Bonds
2,450 5.000
07/01/51
2,960
State of Hawaii Department of Budget & Finance Revenue Bonds
(Þ) 2,210 5.000
01/01/30
2,305
State of Hawaii Department of Budget & Finance Revenue Bonds
625 3.200
07/01/39
660
5,925
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds
825 2.750
10/01/24
859
Idaho Health Facilities Authority Revenue Bonds
400 5.000
09/01/37
446
1,305
Illinois - 9.6%
Bridgeview Finance Corp. Sales Tax Revenue Bonds
2,100 5.000
12/01/37
2,111
Chicago Board of Education General Obligation Unlimited
(µ) 75 3.634
12/01/27
66
Chicago Board of Education General Obligation Unlimited
(µ) 500 5.000
12/01/28
602
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000
12/01/29
1,199
Chicago Board of Education General Obligation Unlimited
(µ) 345 5.078
12/01/29
287
Chicago Board of Education General Obligation Unlimited
225 6.038
12/01/29
250
Chicago Board of Education General Obligation Unlimited
(µ) 1,025 Zero coupon
12/01/30
825
Chicago Board of Education General Obligation Unlimited
(µ) 120 3.929
12/01/30
97
Chicago Board of Education General Obligation Unlimited
(µ) 765 4.044
12/01/31
596
Chicago Board of Education General Obligation Unlimited
(µ) 1,825 5.000
12/01/31
2,134
Chicago Board of Education General Obligation Unlimited
(µ) 250 5.000
12/01/32
298
Chicago Board of Education General Obligation Unlimited
170 5.125
12/01/32
184
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000
12/01/33
1,192
Chicago Board of Education General Obligation Unlimited
2,200 5.000
12/01/34
2,526
Chicago Board of Education General Obligation Unlimited
115 5.250
12/01/35
124
Chicago Board of Education General Obligation Unlimited
2,000 5.000
12/01/39
2,327
Chicago Board of Education General Obligation Unlimited
75 5.250
12/01/39
81
Chicago Board of Education General Obligation Unlimited
1,505 5.500
12/01/39
1,508
Chicago Board of Education General Obligation Unlimited
6,600 4.000
12/01/40
7,053
Chicago Board of Education General Obligation Unlimited
1,400 4.000
12/01/41
1,494
Chicago Board of Education General Obligation Unlimited
1,100 5.000
12/01/41
1,102
Chicago Board of Education General Obligation Unlimited
(Þ) 2,000 7.000
12/01/42
2,493
Chicago Board of Education General Obligation Unlimited
2,325 7.000
12/01/44
2,722
Chicago Board of Education General Obligation Unlimited
200 5.000
12/01/46
222
Chicago Board of Education General Obligation Unlimited
1,460 6.500
12/01/46
1,734
Chicago Board of Education General Obligation Unlimited
(Þ) 1,500 7.000
12/01/46
1,859
Chicago Board of Education Revenue Bonds
500 5.750
04/01/35
582
Chicago Board of Education Revenue Bonds
100 5.000
04/01/42
112
Chicago Board of Education Revenue Bonds
100 5.000
04/01/46
111
Chicago Board of Education Revenue Bonds
3,445 6.000
04/01/46
4,017
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000
01/01/46
1,084
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000
07/01/48
1,146
Chicago Sales Tax Securitization Corp. Revenue Bonds
100 5.000
01/01/36
121
Chicago Sales Tax Securitization Corp. Revenue Bonds
85 4.000
01/01/38
95
Chicago Sales Tax Securitization Corp. Revenue Bonds
110 4.000
01/01/39
123
Chicago Transit Authority Revenue Bonds
3,500 5.000
12/01/46
4,017
Chicago Wastewater Transmission Revenue Bonds
(µ) 75 5.250
01/01/42
88
Chicago Wastewater Transmission Revenue Bonds
(µ) 210 4.000
01/01/52
222
City of Belleville Sales Tax Revenue Tax Allocation
50 3.750
07/01/41
49

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited
250 5.000
01/01/25
274
City of Chicago General Obligation Unlimited
205 5.000
01/01/27
233
City of Chicago General Obligation Unlimited
425 5.000
01/01/28
491
City of Chicago General Obligation Unlimited
500 5.250
01/01/28
552
City of Chicago General Obligation Unlimited
1,375 5.765
01/01/28
1,517
City of Chicago General Obligation Unlimited
360 5.000
01/01/29
421
City of Chicago General Obligation Unlimited
410 4.605
01/01/30
320
City of Chicago General Obligation Unlimited
390 5.000
01/01/30
461
City of Chicago General Obligation Unlimited
(µ) 375 4.556
01/01/31
300
City of Chicago General Obligation Unlimited
650 5.000
01/01/31
762
City of Chicago General Obligation Unlimited
250 5.500
01/01/31
277
City of Chicago General Obligation Unlimited
340 5.000
01/01/32
400
City of Chicago General Obligation Unlimited
(ae) 900 5.000
01/01/34
998
City of Chicago General Obligation Unlimited
1,000 5.000
01/01/35
1,065
City of Chicago General Obligation Unlimited
165 5.500
01/01/37
183
City of Chicago General Obligation Unlimited
2,000 5.000
01/01/38
2,231
City of Chicago General Obligation Unlimited
6,875 6.000
01/01/38
8,066
City of Chicago General Obligation Unlimited
2,465 5.500
01/01/42
2,726
City of Chicago General Obligation Unlimited
2,250 5.500
01/01/49
2,634
City of Chicago Waterworks Revenue Bonds
230 5.000
11/01/29
264
Cook County Community College District No. 508 General Obligation Unlimited
1,000 5.500
12/01/38
1,054
Illinois Development Finance Authority Revenue Bonds
(~)(Ê) 250 0.130
10/01/29
250
Illinois Finance Authority Revenue Bonds
500 2.250
07/01/33
461
Illinois Finance Authority Revenue Bonds
1,390 5.000
05/15/36
1,551
Illinois Finance Authority Revenue Bonds
1,000 5.000
09/01/36
1,149
Illinois Finance Authority Revenue Bonds
1,865 5.000
05/15/37
2,076
Illinois Finance Authority Revenue Bonds
630 5.000
12/01/37
691
Illinois Finance Authority Revenue Bonds
2,300 4.000
10/01/40
2,564
Illinois Finance Authority Revenue Bonds
1,000 4.000
05/15/41
1,104
Illinois Finance Authority Revenue Bonds
(Þ) 2,375 4.000
10/01/42
2,550
Illinois Finance Authority Revenue Bonds
1,000 4.000
08/01/46
1,082
Illinois Finance Authority Revenue Bonds
1,000 5.000
08/01/46
1,124
Illinois Finance Authority Revenue Bonds
100 5.000
09/01/46
114
Illinois Finance Authority Revenue Bonds
1,000 5.000
02/15/47
1,111
Illinois Finance Authority Revenue Bonds
100 5.000
05/15/47
110
Illinois Finance Authority Revenue Bonds
1,500 5.000
12/01/47
1,678
Illinois Finance Authority Revenue Bonds
(Þ) 705 6.125
04/01/49
801
Illinois Finance Authority Revenue Bonds
(~)(Ê) 2,600 0.060
08/15/49
2,600
Illinois Finance Authority Revenue Bonds
1,050 4.000
10/01/50
1,152
Illinois Finance Authority Revenue Bonds
50 5.000
05/15/51
57
Illinois Finance Authority Revenue Bonds
(Þ) 250 5.000
07/01/51
247
Illinois Finance Authority Revenue Bonds
50 4.000
11/01/51
54
Illinois Finance Authority Revenue Bonds
(Ø)(Æ) 47 5.000
12/01/53
—
Illinois Finance Authority Revenue Bonds
50 5.000
05/15/56
56
Illinois Finance Authority Revenue Bonds
(Þ) 250 5.000
07/01/56
242
Illinois Finance Authority Revenue Bonds
50 4.000
11/01/56
54
Illinois Sports Facilities Authority (The) Revenue Bonds
100 5.000
06/15/30
118
Illinois Sports Facilities Authority (The) Revenue Bonds
35 5.000
06/15/31
42
Illinois Sports Facilities Authority (The) Revenue Bonds
30 5.000
06/15/32
36
Illinois State University Revenue Bonds
(µ) 250 5.000
04/01/36
295
Illinois State University Revenue Bonds
(µ) 225 5.000
04/01/37
265
Illinois State University Revenue Bonds
(µ) 200 5.000
04/01/38
236
Illinois State University Revenue Bonds
(µ) 275 5.000
04/01/39
324
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,220 1.798
06/15/28
1,051
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 10 2.968
06/15/30
8
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 305 4.341
06/15/30
248
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,385 2.198
12/15/32
1,037

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 Zero coupon
12/15/35
1,001
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 5,200 Zero coupon
06/15/44
2,625
Metropolitan Pier & Exposition Authority Revenue Bonds
4,500 4.000
06/15/50
4,781
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 5.000
06/15/50
1,703
Metropolitan Pier & Exposition Authority Revenue Bonds
10,000 6.070
12/15/51
3,523
Metropolitan Pier & Exposition Authority Revenue Bonds
2,000 4.000
06/15/52
2,133
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 5.000
06/15/52
1,676
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,600 4.752
12/15/56
515
Metropolitan Pier & Exposition Authority Revenue Bonds
6,800 5.068
12/15/56
1,979
Metropolitan Pier & Exposition Authority Revenue Bonds
970 5.000
06/15/57
1,086
Sangamon County Water Reclamation District General Obligation Unlimited
1,750 4.000
01/01/49
1,910
Sangamon County Water Reclamation District General Obligation Unlimited
1,000 5.750
01/01/53
1,117
State of Illinois General Obligation Unlimited
1,625 5.000
11/01/25
1,823
State of Illinois General Obligation Unlimited
1,270 5.000
02/01/27
1,455
State of Illinois General Obligation Unlimited
400 5.000
05/01/28
431
State of Illinois General Obligation Unlimited
700 5.000
10/01/28
821
State of Illinois General Obligation Unlimited
5,775 5.000
11/01/28
6,660
State of Illinois General Obligation Unlimited
1,000 5.000
05/01/29
1,077
State of Illinois General Obligation Unlimited
3,830 5.000
11/01/29
4,399
State of Illinois General Obligation Unlimited
(µ) 875 4.000
02/01/30
971
State of Illinois General Obligation Unlimited
(µ) 265 4.000
02/01/31
293
State of Illinois General Obligation Unlimited
2,750 5.000
05/01/32
3,185
State of Illinois General Obligation Unlimited
1,280 5.100
06/01/33
1,425
State of Illinois General Obligation Unlimited
1,000 5.000
10/01/33
1,162
State of Illinois General Obligation Unlimited
500 5.000
12/01/35
571
State of Illinois General Obligation Unlimited
100 4.000
11/01/38
108
State of Illinois General Obligation Unlimited
1,000 5.000
05/01/39
1,070
State of Illinois General Obligation Unlimited
100 5.500
05/01/39
122
State of Illinois General Obligation Unlimited
2,600 5.000
12/01/39
2,960
State of Illinois General Obligation Unlimited
1,000 4.000
10/01/40
1,085
State of Illinois General Obligation Unlimited
2,500 4.000
11/01/41
2,697
State of Illinois General Obligation Unlimited
1,000 3.000
12/01/41
981
State of Illinois General Obligation Unlimited
1,910 4.500
12/01/41
2,087
State of Illinois General Obligation Unlimited
840 5.000
05/01/42
961
State of Illinois General Obligation Unlimited
250 5.000
12/01/42
284
State of Illinois General Obligation Unlimited
240 5.000
05/01/43
274
State of Illinois General Obligation Unlimited
1,250 5.750
05/01/45
1,529
State of Illinois General Obligation Unlimited
300 4.250
10/01/45
328
State of Illinois General Obligation Unlimited
500 5.000
03/01/46
590
Town of Cortland Special Service Areas No. 9 & 10 Special Tax
100 5.800
03/01/37
100
University of Illinois Revenue Bonds
(µ) 1,500 3.000
04/01/39
1,560
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
(Þ) 100 5.000
01/01/55
103
Village of Morton Grove Tax Increment Revenue Tax Allocation
100 5.000
01/01/39
102
163,883
Indiana - 0.4%
City of Goshen Revenue Bonds
(Þ) 1,000 5.000
08/01/41
944
Indiana Finance Authority Revenue Bonds
500 4.125
12/01/26
541
Indiana Finance Authority Revenue Bonds
475 3.000
11/01/30
475
Indiana Finance Authority Revenue Bonds
250 4.000
11/15/41
282
Indiana Finance Authority Revenue Bonds
100 4.000
09/15/44
107
Indiana Finance Authority Revenue Bonds
2,000 5.000
10/01/44
2,134
Indiana Finance Authority Revenue Bonds
405 5.500
08/15/45
406
Indiana Finance Authority Revenue Bonds
100 4.000
09/15/49
106
Indiana Finance Authority Revenue Bonds
50 5.000
07/01/55
55
Indiana Municipal Power Agency Revenue Bonds
275 5.000
01/01/42
315
Town of Upland Revenue Bonds
1,695 4.000
09/01/41
1,911

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Upland Revenue Bonds
200 2.500
09/01/50
173
7,449
Iowa - 0.4%
City of Coralville Revenue Bonds
1,070 4.000
05/01/31
1,071
Iowa Higher Education Loan Authority Revenue Bonds
2,500 4.000
10/01/45
2,728
Iowa Tobacco Settlement Financing Corp. Revenue Bonds
11,775 Zero coupon
06/01/65
1,864
Xenia Rural Water District Revenue Bonds
1,250 5.000
12/01/36
1,405
7,068
Kansas - 0.1%
City of Manhattan Revenue Bonds
75 4.000
06/01/46
79
City of Prairie Village Tax Allocation
50 2.875
04/01/30
48
City of Prairie Village Tax Allocation
60 3.125
04/01/36
56
City of Wichita Health Care Facilities Revenue Bonds
75 5.000
05/15/28
82
City of Wichita Health Care Facilities Revenue Bonds
75 5.000
05/15/29
82
City of Wichita Health Care Facilities Revenue Bonds
150 5.000
05/15/34
162
City of Wichita Health Care Facilities Revenue Bonds
60 5.000
05/15/50
63
Wyandotte County City Unified Government Revenue Bonds
425 4.500
06/01/40
437
1,009
Kentucky - 0.3%
County of Carroll Environmental Facilities Authority Revenue Bonds
425 2.000
02/01/32
416
County of Carroll Environmental Facilities Authority Revenue Bonds
325 2.125
10/01/34
320
Kentucky Bond Development Corp. Revenue Bonds
50 4.000
06/01/46
56
Kentucky Bond Development Corp. Revenue Bonds
75 4.000
06/01/51
84
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 150 4.000
06/01/37
162
Kentucky Economic Development Finance Authority Revenue Bonds
1,500 5.000
06/01/41
1,714
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000
12/01/41
112
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000
06/01/45
107
Kentucky Economic Development Finance Authority Revenue Bonds
130 5.000
08/01/49
152
Kentucky Public Energy Authority Revenue Bonds
(~)(ae)(Ê) 1,000 4.000
12/01/49
1,075
Kentucky State University Certificate of Participation
(µ) 500 4.000
11/01/51
571
4,769
Louisiana - 1.0%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000
12/01/34
144
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000
12/01/39
142
City of New Orleans Sewerage Service Revenue Bonds
75 4.000
06/01/50
83
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 1,320 0.120
08/01/35
1,320
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 1,350 0.120
12/01/40
1,350
Lake Charles Harbor & Terminal District Revenue Bonds
(~)(ae)(Ê) 1,200 1.000
12/01/24
1,185
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 100 4.125
06/01/39
104
Lakeshore Villages Master Community Development District Special Assessment
100 3.200
06/01/41
93
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 200 4.375
06/01/48
208
Lakeshore Villages Master Community Development District Special Assessment
125 4.000
06/01/51
126
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 80 5.000
10/01/39
94
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000
10/01/41
164
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(Þ) 250 5.625
06/15/51
266
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,175 0.120
04/02/23
1,175
Louisiana Public Facilities Authority Revenue Bonds
635 4.000
05/15/42
690
Louisiana Public Facilities Authority Revenue Bonds
750 5.000
05/15/46
859
Louisiana Public Facilities Authority Revenue Bonds
(µ) 385 3.000
06/01/50
397
Louisiana Public Facilities Authority Revenue Bonds
75 4.000
06/01/50
83
Louisiana Public Facilities Authority Revenue Bonds
(Þ) 265 4.000
06/01/51
268
Louisiana Public Facilities Authority Revenue Bonds
(Þ) 230 4.000
06/01/56
232
Louisiana Public Facilities Authority Revenue Bonds
550 5.000
07/01/59
639

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Orleans Aviation Board Revenue Bonds
1,000 5.000
01/01/40
1,084
New Orleans Aviation Board Revenue Bonds
2,000 5.000
01/01/45
2,166
New Orleans Aviation Board Revenue Bonds
150 5.000
01/01/48
171
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 100 6.100
06/01/38
128
Parish of St. James Revenue Bonds
(Þ) 125 6.350
07/01/40
160
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 1,000 5.850
08/01/41
1,119
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 20 2.000
06/01/37
20
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 50 2.200
06/01/37
51
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,050 2.375
06/01/37
1,084
Port New Orleans Board of Commissioners Revenue Bonds
(µ) 1,000 5.000
04/01/48
1,152
16,757
Maine - 0.3%
City of Portland General Airport Revenue Bonds
1,065 5.000
01/01/37
1,191
City of Portland General Airport Revenue Bonds
1,295 5.000
01/01/38
1,444
Finance Authority of Maine Revenue Bonds
(Þ) 125 8.000
12/01/51
122
Maine Health & Higher Educational Facilities Authority Revenue Bonds
2,000 5.000
07/01/33
2,117
Maine Health & Higher Educational Facilities Authority Revenue Bonds
500 5.000
07/01/43
589
Maine Health & Higher Educational Facilities Authority Revenue Bonds
115 4.000
07/01/45
129
Maine Health & Higher Educational Facilities Authority Revenue Bonds
140 4.000
07/01/50
156
5,748
Maryland - 0.8%
Baltimore Research Park Project Revenue Bonds
360 4.000
01/01/45
403
Baltimore Research Park Project Revenue Bonds
440 4.000
01/01/50
492
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.500
06/01/39
101
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.625
06/01/46
101
City of Baltimore Revenue Bonds
100 5.000
09/01/28
105
City of Baltimore Revenue Bonds
150 5.000
09/01/38
165
City of Baltimore Revenue Bonds
55 5.000
09/01/39
57
City of Baltimore Revenue Bonds
365 5.000
09/01/46
380
City of Brunswick Special Tax
100 5.000
07/01/36
114
County of Frederick Educational Facilities Revenue Bonds
(Þ) 1,705 5.000
09/01/45
1,839
County of Frederick Special Tax
235 4.000
07/01/50
256
County of Prince George's Special Obligation Tax Allocation
(Þ) 115 5.250
07/01/48
126
Maryland Economic Development Corp. Revenue Bonds
(Þ) 1,400 3.997
04/01/34
1,400
Maryland Economic Development Corp. Revenue Bonds
1,100 4.000
07/01/39
1,223
Maryland Economic Development Corp. Revenue Bonds
75 4.000
07/01/40
82
Maryland Economic Development Corp. Revenue Bonds
200 5.000
06/01/49
231
Maryland Economic Development Corp. Revenue Bonds
100 4.250
07/01/50
110
Maryland Economic Development Corp. Revenue Bonds
75 5.000
07/01/50
87
Maryland Economic Development Corp. Revenue Bonds
150 5.000
07/01/56
174
Maryland Economic Development Corp. Revenue Bonds
125 5.000
06/01/58
131
Maryland Economic Development Corp. Tax Allocation
350 4.000
09/01/40
383
Maryland Health & Educational Facilities Authority Revenue Bonds
1,500 4.000
01/01/51
1,668
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
50 3.000
10/01/34
51
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,500 0.100
04/01/35
1,500
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
600 5.250
01/01/37
659
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
25 4.000
10/01/40
28
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,250 5.000
07/01/43
1,411
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,000 5.000
07/01/45
1,100
14,377
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited
1,500 4.000
05/01/39
1,692
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030
05/01/37
284
Massachusetts Development Finance Agency Revenue Bonds
1,415 5.000
09/01/35
1,555
Massachusetts Development Finance Agency Revenue Bonds
1,580 5.000
10/01/35
1,777
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,250 5.000
10/01/37
1,344
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 100 5.000
11/15/38
109

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds
1,000 4.000
09/01/39
1,120
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,300 5.000
07/01/41
1,409
Massachusetts Development Finance Agency Revenue Bonds
2,005 5.000
07/01/44
2,249
Massachusetts Development Finance Agency Revenue Bonds
(µ) 125 4.000
10/01/45
141
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 150 5.125
11/15/46
163
Massachusetts Development Finance Agency Revenue Bonds
110 4.000
07/01/50
120
Massachusetts Educational Financing Authority Revenue Bonds
400 2.000
07/01/37
382
Massachusetts Educational Financing Authority Revenue Bonds
1,000 3.000
07/01/51
931
13,276
Michigan - 2.5%
City of Detroit General Obligation Limited
(~)(Ê) 6,300 4.000
04/01/44
5,827
City of Detroit General Obligation Unlimited
75 2.960
04/01/27
74
City of Detroit General Obligation Unlimited
50 3.110
04/01/28
49
City of Detroit General Obligation Unlimited
1,000 5.000
04/01/29
1,150
City of Detroit General Obligation Unlimited
100 5.500
04/01/31
122
City of Detroit General Obligation Unlimited
100 5.500
04/01/32
122
City of Detroit General Obligation Unlimited
100 5.500
04/01/33
122
City of Detroit General Obligation Unlimited
50 3.644
04/01/34
49
City of Detroit General Obligation Unlimited
1,000 5.000
04/01/34
1,140
City of Detroit General Obligation Unlimited
50 5.500
04/01/34
61
City of Detroit General Obligation Unlimited
50 5.500
04/01/35
61
City of Detroit General Obligation Unlimited
535 5.500
04/01/36
649
City of Detroit General Obligation Unlimited
565 5.500
04/01/37
685
City of Detroit General Obligation Unlimited
100 5.500
04/01/38
121
City of Detroit General Obligation Unlimited
100 5.500
04/01/39
121
City of Detroit General Obligation Unlimited
160 4.000
04/01/40
173
City of Detroit General Obligation Unlimited
100 5.500
04/01/40
121
City of Detroit General Obligation Unlimited
40 4.000
04/01/42
43
City of Detroit General Obligation Unlimited
570 5.500
04/01/45
683
City of Detroit General Obligation Unlimited
575 5.000
04/01/46
671
City of Detroit General Obligation Unlimited
450 5.000
04/01/50
522
City of Detroit General Obligation Unlimited
175 5.500
04/01/50
208
City of Detroit Revenue Bonds
(~)(Ê) 600 6.000
04/01/34
555
City of Detroit Sewage Disposal System Revenue Bonds
(µ)(ae) 500 5.000
07/01/39
509
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 2,010 5.250
07/01/39
2,050
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 2,250 5.000
07/01/48
2,421
Detroit Service Learning Academy Revenue Bonds
1,000 4.000
07/01/41
1,012
Grand Rapids Charter Township Revenue Bonds
200 5.000
05/15/37
228
Grand Rapids Charter Township Revenue Bonds
100 5.000
05/15/44
113
Karegnondi Water Authority Revenue Bonds
75 5.000
11/01/45
87
Kentwood Economic Development Corp. Revenue Bonds
100 4.000
11/15/43
107
Kentwood Economic Development Corp. Revenue Bonds
25 4.000
11/15/45
27
Michigan Finance Authority Revenue Bonds
1,000 3.875
10/01/23
1,028
Michigan Finance Authority Revenue Bonds
700 4.000
02/01/29
740
Michigan Finance Authority Revenue Bonds
300 5.000
07/01/33
334
Michigan Finance Authority Revenue Bonds
(µ) 1,000 5.000
07/01/36
1,084
Michigan Finance Authority Revenue Bonds
1,635 5.000
02/01/37
1,796
Michigan Finance Authority Revenue Bonds
450 3.267
06/01/39
465
Michigan Finance Authority Revenue Bonds
100 4.250
12/01/39
99
Michigan Finance Authority Revenue Bonds
100 4.000
12/01/41
102
Michigan Finance Authority Revenue Bonds
745 4.000
02/01/42
800
Michigan Finance Authority Revenue Bonds
25 4.000
09/01/45
27
Michigan Finance Authority Revenue Bonds
1,815 5.500
11/15/45
1,921
Michigan Finance Authority Revenue Bonds
100 5.000
12/01/46
102
Michigan Finance Authority Revenue Bonds
275 5.000
11/15/48
328
Michigan Finance Authority Revenue Bonds
135 5.000
06/01/49
156
Michigan Finance Authority Revenue Bonds
25 4.000
09/01/50
27

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds
325 4.000
11/15/50
357
Michigan Finance Authority Revenue Bonds
100 4.000
12/01/51
100
Michigan Finance Authority Revenue Bonds
18,850 4.785
06/01/65
2,428
Michigan Mathematics & Science Initiative Revenue Bonds
1,110 4.000
01/01/41
1,193
Michigan Strategic Fund Revenue Bonds
(~)(ae)(Ê) 300 4.000
10/01/26
328
Michigan Strategic Fund Revenue Bonds
125 5.000
05/15/37
142
Michigan Strategic Fund Revenue Bonds
1,000 5.000
11/15/43
1,126
Michigan Strategic Fund Revenue Bonds
100 5.000
05/15/44
113
Michigan Strategic Fund Revenue Bonds
(µ) 435 4.500
06/30/48
490
Michigan Strategic Fund Revenue Bonds
3,000 5.000
06/30/48
3,449
Michigan Tobacco Settlement Finance Authority Revenue Bonds
10,000 8.675
06/01/46
1,315
Michigan Tobacco Settlement Finance Authority Revenue Bonds
4,255 9.111
06/01/52
491
Star International Academy Revenue Bonds
450 5.000
03/01/30
507
Star International Academy Revenue Bonds
500 5.000
03/01/33
560
Tipton Academy Revenue Bonds
325 4.000
06/01/51
307
Universal Academy Revenue Bonds
500 4.000
12/01/31
546
Universal Academy Revenue Bonds
65 4.000
12/01/40
70
42,414
Minnesota - 0.7%
City of Blaine Healthcare Revenue Bonds
400 6.125
07/01/45
366
City of Forest Lake Charter School Lease Revenue Bonds
500 5.250
08/01/43
557
City of Ham Lake Revenue Bonds
2,000 5.000
11/01/36
2,193
City of Minneapolis Charter Lease Revenue Bonds
(Þ) 1,400 5.000
12/01/32
1,551
City of St Cloud Revenue Bonds
380 5.000
05/01/48
451
City of St Cloud Revenue Bonds
125 4.000
05/01/49
138
City of Woodbury Revenue Bonds
25 4.000
12/01/40
27
City of Woodbury Revenue Bonds
25 4.000
12/01/50
27
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
500 5.625
12/01/55
125
Duluth Economic Development Authority Revenue Bonds
100 4.000
07/01/31
107
Duluth Economic Development Authority Revenue Bonds
425 4.000
06/15/35
476
Duluth Economic Development Authority Revenue Bonds
400 4.000
06/15/36
447
Duluth Economic Development Authority Revenue Bonds
100 4.000
07/01/36
105
Duluth Economic Development Authority Revenue Bonds
55 4.000
07/01/41
57
Duluth Economic Development Authority Revenue Bonds
200 4.250
02/15/48
222
Duluth Economic Development Authority Revenue Bonds
2,500 5.000
02/15/48
2,895
Duluth Economic Development Authority Revenue Bonds
1,425 5.250
02/15/53
1,680
Duluth Independent School District No. 709 Certificate of Participation
35 3.250
03/01/25
36
Duluth Independent School District No. 709 Certificate of Participation
40 4.000
03/01/26
42
Duluth Independent School District No. 709 Certificate of Participation
45 4.000
03/01/29
47
Duluth Independent School District No. 709 Certificate of Participation
75 4.000
03/01/32
78
Duluth Independent School District No. 709 Certificate of Participation
40 4.200
03/01/34
42
Minnesota Higher Education Facilities Authority Revenue Bonds
100 4.000
12/01/40
110
Minnesota Higher Education Facilities Authority Revenue Bonds
100 5.000
05/01/47
108
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 140 5.250
07/01/33
155
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 230 5.500
07/01/38
255
12,297
Mississippi - 1.4%
Mississippi Business Finance Corp. Revenue Bonds
(Þ) 1,530 4.000
10/15/30
1,465
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 2,000 0.110
12/01/30
2,000
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 9,340 0.130
12/01/30
9,340
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 100 0.140
12/01/30
100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 6,160 0.130
11/01/35
6,160
Mississippi Business Finance Corp. Revenue Bonds
1,400 2.375
06/01/44
1,243
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/31
121
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/32
120
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/33
120
Mississippi Development Bank Revenue Bonds
(Þ) 1,025 4.000
10/01/34
1,130
Mississippi Development Bank Revenue Bonds
(Þ) 900 4.000
10/01/35
991

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Development Bank Revenue Bonds
(Þ) 950 4.000
10/01/36
1,045
Mississippi Development Bank Revenue Bonds
(Þ) 200 4.000
10/01/41
218
24,053
Missouri - 0.6%
Branson Industrial Development Authority Tax Allocation
125 5.500
06/01/29
125
Cape Girardeau County Industrial Development Authority Revenue Bonds
75 5.000
03/01/36
85
Cape Girardeau County Industrial Development Authority Revenue Bonds
175 3.000
03/01/46
172
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,600 4.000
03/01/46
1,746
City of St. Louis Industrial Development Authority Revenue Bonds
100 4.750
11/15/47
97
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,560 5.000
05/01/40
1,666
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,000 4.000
02/01/42
1,112
I-470 Western Gateway Transportation Development District Revenue Bonds
(Þ) 250 5.250
12/01/48
260
Joplin Industrial Development Authority Revenue Bonds
50 3.500
11/01/40
48
Joplin Industrial Development Authority Revenue Bonds
75 4.250
11/01/50
72
Kansas City Industrial Development Authority Revenue Bonds
(µ) 705 5.000
03/01/49
825
Kansas City Industrial Development Authority Revenue Bonds
(µ) 275 5.000
03/01/57
324
Kansas City Land Clearance Redevelopment Authority Tax Allocation
(Þ) 1,500 5.000
02/01/40
1,494
Missouri State Health & Educational Facilities Authority Revenue Bonds
155 5.000
09/01/43
182
Missouri State Health & Educational Facilities Authority Revenue Bonds
130 5.000
09/01/48
152
Plaza at Noah's Ark Community Improvement District Revenue Bonds
450 3.000
05/01/25
455
Plaza at Noah's Ark Community Improvement District Revenue Bonds
50 3.000
05/01/30
49
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.125
05/01/35
24
St. Louis County Industrial Development Authority Revenue Bonds
650 5.000
08/15/30
690
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds
500 4.000
06/01/41
523
10,101
Montana - 0.2%
County of Gallatin Revenue Bonds
(Þ) 1,000 4.000
10/15/46
985
Montana Facility Finance Authority Health Care Facilities Revenue Bonds
1,500 5.000
07/01/43
1,714
Montana Facility Finance Authority Revenue Bonds
500 3.000
06/01/50
515
3,214
Nevada - 0.4%
Carson City Hospital Revenue Bonds
1,025 5.000
09/01/47
1,180
City of Las Vegas Special Improvement District No. 816 Special Assessment
50 3.000
06/01/41
48
City of Las Vegas Special Improvement District No. 816 Special Assessment
100 3.125
06/01/51
94
County of Clark Revenue Bonds
210 2.100
06/01/31
200
Henderson Local Improvement Districts Special Assessment
50 4.000
09/01/35
52
Henderson Local Improvement Districts Special Assessment
50 3.500
09/01/45
48
Henderson Local Improvement Districts Special Assessment
30 4.000
09/01/51
31
Las Vegas Convention & Visitors Authority Revenue Bonds
70 5.000
07/01/29
85
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000
07/01/30
58
Las Vegas Convention & Visitors Authority Revenue Bonds
35 5.000
07/01/35
41
Las Vegas Convention & Visitors Authority Revenue Bonds
155 5.000
07/01/43
182
Las Vegas Convention & Visitors Authority Revenue Bonds
750 4.000
07/01/49
820
Las Vegas Redevelopment Agency Tax Allocation
250 5.000
06/15/45
277
Las Vegas Special Improvement District No. 607 Special Assessment
115 5.000
06/01/24
123
Las Vegas Special Improvement District No. 813 Special Assessment
15 4.250
06/01/37
16
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.375
06/01/42
26
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.500
06/01/47
26
Las Vegas Special Improvement District No. 814 Special Assessment
80 4.000
06/01/49
84
Las Vegas Special Improvement District No. 815 Special Assessment
50 5.000
12/01/49
56
Nevada Department of Business & Industry Revenue Bonds
(Þ) 1,100 5.000
07/15/37
1,200
Tahoe-Douglas Visitors Authority Revenue Bonds
1,000 5.000
07/01/34
1,138
Tahoe-Douglas Visitors Authority Revenue Bonds
165 5.000
07/01/45
184
Tahoe-Douglas Visitors Authority Revenue Bonds
175 5.000
07/01/51
195
6,164
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds
(~)(Ê)(Þ) 100 2.950
04/01/29
104
New Hampshire Business Finance Authority Revenue Bonds
250 4.000
01/01/41
267

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 180 3.625
07/01/43
184
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 310 3.750
07/01/45
319
New Hampshire Business Finance Authority Revenue Bonds
1,000 4.000
01/01/51
1,056
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
350 5.000
08/01/32
421
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
390 5.000
08/01/34
469
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
430 5.000
08/01/36
516
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
480 5.000
08/01/38
575
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
525 5.000
08/01/40
627
New Hampshire Health and Education Facilities Authority Revenue Bonds
370 5.000
08/01/33
445
New Hampshire Health and Education Facilities Authority Revenue Bonds
415 5.000
08/01/35
498
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000
10/01/36
563
New Hampshire Health and Education Facilities Authority Revenue Bonds
455 5.000
08/01/37
546
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000
08/01/39
598
7,188
New Jersey - 4.8%
Atlantic City General Obligation Unlimited
500 5.000
12/01/24
516
Atlantic City General Obligation Unlimited
450 5.000
12/01/25
464
Atlantic City General Obligation Unlimited
270 5.000
12/01/28
277
Atlantic City General Obligation Unlimited
(µ) 225 5.000
03/01/32
261
Atlantic City General Obligation Unlimited
(µ) 35 5.000
03/01/37
40
Atlantic City General Obligation Unlimited
(µ) 45 5.000
03/01/42
52
Atlantic County Improvement Authority Revenue Bonds
(µ) 50 4.000
07/01/53
56
Essex County Improvement Authority Revenue Bonds
545 4.000
06/15/38
602
Essex County Improvement Authority Revenue Bonds
815 4.000
06/15/46
886
New Jersey Economic Development Authority Revenue Bonds
930 5.125
09/15/23
957
New Jersey Economic Development Authority Revenue Bonds
(µ) 1,360 7.425
02/15/29
1,677
New Jersey Economic Development Authority Revenue Bonds
2,150 5.250
09/15/29
2,209
New Jersey Economic Development Authority Revenue Bonds
500 4.000
07/01/32
545
New Jersey Economic Development Authority Revenue Bonds
500 5.000
07/01/32
542
New Jersey Economic Development Authority Revenue Bonds
500 5.000
06/15/41
568
New Jersey Economic Development Authority Revenue Bonds
275 3.000
08/01/41
278
New Jersey Economic Development Authority Revenue Bonds
(µ) 200 5.000
06/01/42
233
New Jersey Economic Development Authority Revenue Bonds
635 5.000
06/15/42
730
New Jersey Economic Development Authority Revenue Bonds
1,500 5.375
01/01/43
1,608
New Jersey Economic Development Authority Revenue Bonds
5,000 5.000
11/01/44
5,848
New Jersey Economic Development Authority Revenue Bonds
100 5.000
07/01/47
106
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000
07/15/47
1,113
New Jersey Economic Development Authority Revenue Bonds
1,350 5.000
10/01/47
1,529
New Jersey Economic Development Authority Revenue Bonds
1,250 5.000
01/01/48
1,292
New Jersey Economic Development Authority Revenue Bonds
1,275 4.000
06/15/50
1,384
New Jersey Educational Facilities Authority Revenue Bonds
200 4.000
07/01/42
201
New Jersey Educational Facilities Authority Revenue Bonds
1,000 5.000
07/01/46
1,059
New Jersey Educational Facilities Authority Revenue Bonds
500 3.000
07/01/50
495
New Jersey Health Care Facilities Financing Authority Revenue Bonds
100 5.000
07/01/30
115
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 300 4.125
07/01/38
319
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 150 5.000
07/01/46
167
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,400 3.912
12/15/26
1,268
New Jersey Transportation Trust Fund Authority Revenue Bonds
600 4.302
12/15/29
496
New Jersey Transportation Trust Fund Authority Revenue Bonds
530 5.000
06/15/30
605
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 2,160 4.168
12/15/30
1,746
New Jersey Transportation Trust Fund Authority Revenue Bonds
290 5.000
06/15/31
330
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 4.000
12/15/31
417
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.403
12/15/32
589
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 500 3.965
12/15/33
376
New Jersey Transportation Trust Fund Authority Revenue Bonds
730 4.465
12/15/33
524
New Jersey Transportation Trust Fund Authority Revenue Bonds
450 5.000
12/15/33
529
New Jersey Transportation Trust Fund Authority Revenue Bonds
100 4.526
12/15/34

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 975 4.823
12/15/34
709
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 5.000
12/15/35
434
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 4,950 5.130
12/15/35
3,342
New Jersey Transportation Trust Fund Authority Revenue Bonds
550 5.591
12/15/35
363
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 150 4.342
12/15/36
98
New Jersey Transportation Trust Fund Authority Revenue Bonds
3,755 4.668
12/15/36
2,381
New Jersey Transportation Trust Fund Authority Revenue Bonds
460 5.000
12/15/36
539
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,250 4.000
06/15/37
2,506
New Jersey Transportation Trust Fund Authority Revenue Bonds
6,735 4.649
12/15/37
4,107
New Jersey Transportation Trust Fund Authority Revenue Bonds
925 5.000
06/15/38
1,032
New Jersey Transportation Trust Fund Authority Revenue Bonds
320 4.250
12/15/38
356
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,060 5.000
06/15/42
1,078
New Jersey Transportation Trust Fund Authority Revenue Bonds
400 4.000
06/15/44
435
New Jersey Transportation Trust Fund Authority Revenue Bonds
185 3.500
06/15/46
191
New Jersey Transportation Trust Fund Authority Revenue Bonds
300 3.000
06/15/50
282
New Jersey Transportation Trust Fund Authority Revenue Bonds
11,845 4.000
06/15/50
12,855
New Jersey Turnpike Authority Revenue Bonds
1,785 4.000
01/01/48
1,989
South Jersey Port Corp. Revenue Bonds
1,645 5.000
01/01/36
1,874
South Jersey Port Corp. Revenue Bonds
1,450 5.000
01/01/48
1,628
South Jersey Port Corp. Revenue Bonds
3,000 5.000
01/01/49
3,403
South Jersey Transportation Authority LLC Revenue Bonds
315 5.000
11/01/26
346
South Jersey Transportation Authority LLC Revenue Bonds
945 5.000
11/01/39
1,021
South Jersey Transportation Authority LLC Revenue Bonds
4,500 4.000
11/01/50
4,932
Tobacco Settlement Financing Corp. Revenue Bonds
2,080 5.000
06/01/46
2,317
Union County Improvement Authority Revenue Bonds
(Þ) 600 6.750
12/01/41
613
81,909
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
50 4.000
09/01/33
56
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
75 4.000
09/01/40
83
139
New York - 7.7%
Brooklyn Arena Local Development Corp. Revenue Bonds
250 5.000
07/15/25
283
Brooklyn Arena Local Development Corp. Revenue Bonds
175 5.000
07/15/26
204
Brooklyn Arena Local Development Corp. Revenue Bonds
125 5.000
07/15/28
146
Brooklyn Arena Local Development Corp. Revenue Bonds
200 5.000
07/15/42
226
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 30 3.000
07/15/43
30
Brooklyn Arena Local Development Corp. Revenue Bonds
75 Zero coupon
07/15/46
34
Broome County Local Development Corp. Revenue Bonds
(µ) 180 4.000
04/01/50
199
Build NYC Resource Corp. Revenue Bonds
(Þ) 100 2.500
06/15/31
96
Build NYC Resource Corp. Revenue Bonds
25 4.000
06/15/36
27
Build NYC Resource Corp. Revenue Bonds
100 4.000
06/15/51
105
Build NYC Resource Corp. Revenue Bonds
(Þ) 350 5.000
06/15/51
395
Build NYC Resource Corp. Revenue Bonds
(Þ) 1,000 4.000
11/01/51
1,057
Build NYC Resource Corp. Revenue Bonds
(Þ) 250 5.000
12/01/51
276
Build NYC Resource Corp. Revenue Bonds
(Þ) 100 5.000
12/01/55
110
City of New York General Obligation Unlimited
275 5.000
03/01/44
327
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 275 5.000
07/01/45
314
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 500 5.000
07/01/51
567
Erie Tobacco Asset Securitization Corp. Revenue Bonds
(Þ) 4,000 Zero coupon
06/01/60
231
Hempstead Town Local Development Corp. Revenue Bonds
25 5.000
07/01/30
29
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000
07/01/33
40
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000
07/01/35
40
Hempstead Town Local Development Corp. Revenue Bonds
30 5.000
07/01/36
34
Hempstead Town Local Development Corp. Revenue Bonds
20 5.000
07/01/38
23
Huntington Local Development Corp. Revenue Bonds
705 4.750
07/01/31
756
Huntington Local Development Corp. Revenue Bonds
150 5.250
07/01/56
161
Jefferson County Civic Facility Development Corp. Revenue Bonds
1,000 4.000
11/01/32
1,058
Metropolitan Transportation Authority Revenue Bonds
245 4.000
02/01/22
245

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds
5,285 5.000
02/01/23
5,481
Metropolitan Transportation Authority Revenue Bonds
150 5.000
11/15/25
169
Metropolitan Transportation Authority Revenue Bonds
95 5.000
11/15/27
109
Metropolitan Transportation Authority Revenue Bonds
150 5.000
11/15/28
171
Metropolitan Transportation Authority Revenue Bonds
60 5.000
11/15/29
68
Metropolitan Transportation Authority Revenue Bonds
125 5.250
11/15/31
141
Metropolitan Transportation Authority Revenue Bonds
140 4.000
11/15/32
153
Metropolitan Transportation Authority Revenue Bonds
295 5.000
11/15/33
353
Metropolitan Transportation Authority Revenue Bonds
450 5.000
11/15/34
507
Metropolitan Transportation Authority Revenue Bonds
50 4.000
11/15/35
54
Metropolitan Transportation Authority Revenue Bonds
160 5.000
11/15/38
169
Metropolitan Transportation Authority Revenue Bonds
115 5.000
11/15/39
125
Metropolitan Transportation Authority Revenue Bonds
30 5.250
11/15/39
32
Metropolitan Transportation Authority Revenue Bonds
40 2.813
11/15/40
23
Metropolitan Transportation Authority Revenue Bonds
2,500 5.000
11/15/40
2,734
Metropolitan Transportation Authority Revenue Bonds
1,000 5.000
11/15/42
1,171
Metropolitan Transportation Authority Revenue Bonds
240 5.000
11/15/43
249
Metropolitan Transportation Authority Revenue Bonds
1,580 5.000
11/15/44
1,851
Metropolitan Transportation Authority Revenue Bonds
2,585 4.000
11/15/45
2,788
Metropolitan Transportation Authority Revenue Bonds
1,540 4.750
11/15/45
1,765
Metropolitan Transportation Authority Revenue Bonds
1,300 5.000
11/15/45
1,530
Metropolitan Transportation Authority Revenue Bonds
2,000 4.000
11/15/47
2,153
Metropolitan Transportation Authority Revenue Bonds
100 4.000
11/15/48
107
Metropolitan Transportation Authority Revenue Bonds
75 4.000
11/15/49
80
Metropolitan Transportation Authority Revenue Bonds
125 5.000
11/15/49
145
Metropolitan Transportation Authority Revenue Bonds
(~)(Ê) 1,580 0.010
11/15/50
1,580
Metropolitan Transportation Authority Revenue Bonds
3,000 4.000
11/15/50
3,212
Metropolitan Transportation Authority Revenue Bonds
340 5.000
11/15/50
395
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 4.000
11/15/54
1,113
Metropolitan Transportation Authority Revenue Bonds
1,790 5.250
11/15/55
2,114
Metropolitan Transportation Authority Revenue Bonds
1,740 5.250
11/15/56
1,953
Nassau County Tobacco Settlement Corp. Revenue Bonds
12,290 Zero coupon
06/01/60
861
New York City Housing Development Corp. Revenue Bonds
600 3.500
02/15/48
609
New York City Industrial Development Revenue Bonds
(µ) 1,800 3.000
01/01/46
1,826
New York City Industrial Development Revenue Bonds
(µ) 250 3.000
03/01/49
252
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(~)(Ê) 4,200 1.450
08/01/45
4,200
New York City Water & Sewer System Revenue Bonds
2,000 4.000
06/15/40
2,251
New York City Water & Sewer System Revenue Bonds
400 3.000
06/15/51
406
New York Counties Tobacco Trust IV Revenue Bonds
9,455 8.130
06/01/60
629
New York Liberty Development Corp. Revenue Bonds
1,000 2.750
02/15/44
943
New York Liberty Development Corp. Revenue Bonds
(Þ) 1,955 5.000
11/15/44
2,101
New York Liberty Development Corp. Revenue Bonds
100 2.625
09/15/69
100
New York Power Authority Revenue Bonds
3,000 4.000
11/15/50
3,360
New York State Dormitory Authority Revenue Bonds
(Þ) 900 5.000
12/01/29
1,048
New York State Dormitory Authority Revenue Bonds
(Þ) 400 5.000
12/01/35
444
New York State Dormitory Authority Revenue Bonds
1,500 4.000
03/15/39
1,722
New York State Dormitory Authority Revenue Bonds
125 4.000
09/01/45
137
New York State Dormitory Authority Revenue Bonds
4,300 4.000
07/01/50
4,758
New York State Dormitory Authority Revenue Bonds
(µ) 355 3.000
09/01/50
358
New York State Dormitory Authority Revenue Bonds
330 4.000
09/01/50
359
New York State Environmental Facilities Corp. Revenue Bonds
(~)(ae)(Ê) 500 2.750
09/01/50
518
New York State Housing Finance Agency Revenue Bonds
2,045 2.800
11/01/51
1,929
New York State Thruway Authority Revenue Bonds
2,055 3.000
03/15/51
2,063
New York State Thruway Authority Revenue Bonds
4,600 4.000
03/15/54
5,112
New York State Urban Development Corp. Revenue Bonds
10,000 4.000
03/15/34
11,483
New York State Urban Development Corp. Revenue Bonds
3,300 3.000
03/15/48
3,355
New York Transportation Development Corp. Revenue Bonds
170 2.250
08/01/26
171

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds
1,500 5.000
08/01/26
1,515
New York Transportation Development Corp. Revenue Bonds
70 5.000
01/01/29
82
New York Transportation Development Corp. Revenue Bonds
1,000 5.000
01/01/30
1,161
New York Transportation Development Corp. Revenue Bonds
575 4.000
10/01/30
645
New York Transportation Development Corp. Revenue Bonds
70 5.000
12/01/30
84
New York Transportation Development Corp. Revenue Bonds
50 5.000
01/01/31
58
New York Transportation Development Corp. Revenue Bonds
530 3.000
08/01/31
551
New York Transportation Development Corp. Revenue Bonds
1,365 5.250
08/01/31
1,568
New York Transportation Development Corp. Revenue Bonds
100 5.000
01/01/33
115
New York Transportation Development Corp. Revenue Bonds
1,315 4.000
07/01/33
1,372
New York Transportation Development Corp. Revenue Bonds
55 5.000
12/01/33
66
New York Transportation Development Corp. Revenue Bonds
1,205 5.000
10/01/35
1,428
New York Transportation Development Corp. Revenue Bonds
50 5.000
12/01/35
60
New York Transportation Development Corp. Revenue Bonds
1,825 4.000
01/01/36
1,985
New York Transportation Development Corp. Revenue Bonds
430 5.375
08/01/36
520
New York Transportation Development Corp. Revenue Bonds
40 5.000
12/01/37
48
New York Transportation Development Corp. Revenue Bonds
140 4.000
12/01/39
154
New York Transportation Development Corp. Revenue Bonds
2,975 5.000
10/01/40
3,477
New York Transportation Development Corp. Revenue Bonds
125 4.000
12/01/40
138
New York Transportation Development Corp. Revenue Bonds
110 4.000
12/01/41
121
New York Transportation Development Corp. Revenue Bonds
160 4.000
12/01/42
174
New York Transportation Development Corp. Revenue Bonds
3,625 4.375
10/01/45
4,028
New York Transportation Development Corp. Revenue Bonds
(µ) 1,000 4.000
07/01/46
1,043
New York Transportation Development Corp. Revenue Bonds
975 5.000
07/01/46
1,041
New York Transportation Development Corp. Revenue Bonds
185 4.000
10/31/46
205
New York Transportation Development Corp. Revenue Bonds
3,825 5.250
01/01/50
4,078
New York Transportation Development Corp. Revenue Bonds
1,100 4.000
04/30/53
1,208
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000
12/01/32
34
Oneida County Local Development Corp. Revenue Bonds
(µ) 35 4.000
12/01/33
40
Oneida County Local Development Corp. Revenue Bonds
(µ) 50 4.000
12/01/34
57
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000
12/01/35
34
Oneida County Local Development Corp. Revenue Bonds
(µ) 40 4.000
12/01/36
45
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000
12/01/37
68
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000
12/01/38
34
Oneida County Local Development Corp. Revenue Bonds
(µ) 215 3.000
12/01/39
222
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 3.000
12/01/40
62
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000
12/01/49
133
Port Authority of New York & New Jersey Revenue Bonds
430 4.000
07/15/46
473
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000
07/15/51
1,095
Port Authority of New York & New Jersey Revenue Bonds
265 4.000
07/15/55
287
Port Authority of New York & New Jersey Revenue Bonds
100 5.000
07/15/56
119
Port Authority of New York & New Jersey Revenue Bonds
315 4.000
07/15/60
340
Port Authority of New York & New Jersey Revenue Bonds
600 4.000
07/15/61
652
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
4,000 4.000
06/01/50
4,399
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
11,200 Zero coupon
06/01/66
1,878
TSASC, Inc. Revenue Bonds
3,500 5.000
06/01/48
3,701
Westchester County Local Development Corp. Revenue Bonds
125 5.000
11/01/46
139
Western Regional Off-Track Betting Corp. Revenue Bonds
(Þ) 115 4.125
12/01/41
111
Yonkers Economic Development Corp. Revenue Bonds
25 5.000
10/15/39
28
Yonkers Economic Development Corp. Revenue Bonds
50 5.000
10/15/40
57
Yonkers Economic Development Corp. Revenue Bonds
30 5.000
10/15/49
34
Yonkers Economic Development Corp. Revenue Bonds
75 5.000
10/15/50
85
Yonkers Economic Development Corp. Revenue Bonds
30 5.000
10/15/54
33
131,588
North Carolina - 0.9%
City of Charlotte Airport Special Facilities Revenue Bonds
1,000 3.000
07/01/46
1,028
North Carolina Department of Transportation Revenue Bonds
75 5.000
12/31/37

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds
1,100 4.000
03/01/41
1,169
North Carolina Medical Care Commission Revenue Bonds
1,620 5.000
10/01/42
1,775
North Carolina Medical Care Commission Revenue Bonds
1,105 5.000
07/01/44
1,212
North Carolina Medical Care Commission Revenue Bonds
50 5.000
10/01/45
55
North Carolina Medical Care Commission Revenue Bonds
25 4.000
09/01/46
28
North Carolina Medical Care Commission Revenue Bonds
1,970 4.000
09/01/47
2,145
North Carolina Medical Care Commission Revenue Bonds
1,000 5.000
01/01/49
1,104
North Carolina Medical Care Commission Revenue Bonds
100 5.000
10/01/50
109
North Carolina Medical Care Commission Revenue Bonds
350 4.000
03/01/51
367
North Carolina Medical Care Commission Revenue Bonds
1,885 4.000
09/01/51
2,058
North Carolina Medical Care Commission Revenue Bonds
1,000 4.000
01/01/52
1,082
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000
01/01/49
2,351
North Carolina Turnpike Authority Revenue Bonds
1,000 5.000
07/01/51
1,105
North Carolina Turnpike Authority Revenue Bonds
50 4.000
01/01/55
55
15,724
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds
500 4.000
12/01/51
554
County of Burleigh North Dakota Revenue Bonds
705 5.200
04/15/46
729
County of Ward Health Care Facilities Revenue Bonds
1,000 5.000
06/01/38
1,152
County of Ward Health Care Facilities Revenue Bonds
2,500 5.000
06/01/48
2,836
5,271
Ohio - 3.6%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
3,000 5.250
11/15/46
3,434
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
40 4.000
06/01/37
45
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000
06/01/38
62
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000
06/01/39
62
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
300 3.000
06/01/48
288
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,480 4.000
06/01/48
2,676
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
17,705 5.000
06/01/55
19,463
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
7,075 6.259
06/01/57
1,109
Centerville Health Care Revenue Bonds
100 5.250
11/01/37
109
Centerville Health Care Revenue Bonds
150 5.250
11/01/50
161
Cleveland-Cuyahoga County Port Authority Revenue Bonds
1,000 4.000
08/01/44
1,112
Cleveland-Cuyahoga County Port Authority Tax Allocation
(Þ) 100 4.000
12/01/55
102
Cleveland-Cuyahoga County Port Authority Tax Allocation
(Þ) 100 4.500
12/01/55
103
Columbus-Franklin County Finance Authority Revenue Bonds
1,470 4.000
11/15/38
1,480
County of Darke Revenue Bonds
50 4.000
09/01/40
52
County of Darke Revenue Bonds
50 4.000
09/01/45
52
County of Darke Revenue Bonds
75 5.000
09/01/49
84
County of Franklin Revenue Bonds
520 5.250
11/15/55
573
County of Lucas Hospital Revenue Bonds
1,650 5.250
11/15/48
1,935
Cuyahoga County Hospital Revenue Bonds
1,000 5.000
02/15/37
1,151
Cuyahoga County Hospital Revenue Bonds
2,140 5.000
02/15/42
2,462
Cuyahoga County Hospital Revenue Bonds
2,500 5.000
02/15/57
2,859
Cuyahoga County Hospital Revenue Bonds
2,000 5.500
02/15/57
2,347
Franklin County Convention Facilities Authority Revenue Bonds
350 5.000
12/01/35
393
Franklin County Convention Facilities Authority Revenue Bonds
850 5.000
12/01/51
930
Northeast Ohio Medical University Revenue Bonds
25 3.000
12/01/40
25
Northeast Ohio Medical University Revenue Bonds
25 4.000
12/01/45
27
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 100 3.750
01/15/28
110
Ohio Air Quality Development Authority Revenue Bonds
230 3.250
09/01/29
236
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 120 4.250
01/15/38
134
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 1,190 4.500
01/15/48
1,341
Ohio Higher Educational Facility Commission Revenue Bonds
1,385 5.250
12/01/43
1,528
Ohio Higher Educational Facility Commission Revenue Bonds
2,000 5.000
11/01/44
2,193
Ohio Higher Educational Facility Commission Revenue Bonds
500 5.000
01/15/45
583
Ohio Higher Educational Facility Commission Revenue Bonds
1,100 4.000
07/01/46
1,213
Ohio Higher Educational Facility Commission Revenue Bonds
300 5.000
12/01/50
339

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Greater Cincinnati Development Authority Revenue Bonds
(~)(ae)(Ê) 180 4.375
06/15/26
177
Port of Greater Cincinnati Development Authority Revenue Bonds
3,175 5.000
11/15/45
3,698
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 125 4.250
12/01/50
121
Southern Ohio Port Authority Revenue Bonds
(Þ) 275 6.500
12/01/30
310
Southern Ohio Port Authority Revenue Bonds
(Þ) 625 7.000
12/01/42
702
State of Ohio Revenue Bonds
(Þ) 110 5.000
12/01/38
115
State of Ohio Revenue Bonds
350 3.000
01/15/45
344
State of Ohio Revenue Bonds
(Þ) 275 5.000
12/01/48
284
State of Ohio Revenue Bonds
1,940 4.000
01/15/50
2,136
Toledo-Lucas County Port Authority Revenue Bonds
925 5.000
07/01/39
971
Toledo-Lucas County Port Authority Revenue Bonds
100 4.000
01/01/43
108
Toledo-Lucas County Port Authority Revenue Bonds
1,050 4.000
01/01/46
1,124
Toledo-Lucas County Port Authority Revenue Bonds
50 4.000
01/01/51
53
Toledo-Lucas County Port Authority Revenue Bonds
150 4.000
01/01/57
159
61,075
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds
1,500 5.000
09/01/37
1,702
Oklahoma Development Finance Authority Revenue Bonds
2,040 5.000
08/01/47
2
Oklahoma Development Finance Authority Revenue Bonds
(µ) 500 4.000
08/15/52
540
Oklahoma Development Finance Authority Revenue Bonds
660 5.250
08/01/57
1
Oklahoma Development Finance Authority Revenue Bonds
2,500 5.500
08/15/57
2,998
Tulsa Airports Improvement Trust Revenue Bonds
(~)(ae)(Ê) 1,305 5.000
06/01/35
1,425
Tulsa Authority for Economic Opportunity Tax Allocation
(Þ) 160 4.375
12/01/41
147
Tulsa Authority for Economic Opportunity Tax Allocation
(Þ) 745 4.000
12/01/43
682
Tulsa County Industrial Authority Revenue Bonds
1,000 5.250
11/15/37
1,116
8,613
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds
740 5.000
08/01/41
835
Clackamas County Hospital Facility Authority Revenue Bonds
500 5.125
11/15/40
541
Clackamas County Hospital Facility Authority Revenue Bonds
25 5.375
11/15/55
27
County of Yamhill Revenue Bonds
2,000 4.000
12/01/41
2,270
Medford Hospital Facilities Authority Revenue Bonds
(µ) 275 4.000
08/15/45
310
Medford Hospital Facilities Authority Revenue Bonds
100 5.000
08/15/45
120
Medford Hospital Facilities Authority Revenue Bonds
215 4.000
08/15/50
237
Medford Hospital Facilities Authority Revenue Bonds
810 5.000
08/15/50
964
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000
10/01/36
1,052
Oregon State Facilities Authority Revenue Bonds
2,500 5.000
04/01/45
2,772
Oregon State Facilities Authority Revenue Bonds
(ae) 500 5.000
10/01/46
565
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000
10/01/48
1,046
Oregon State Facilities Authority Revenue Bonds
300 4.000
10/01/51
326
Yamhill County Hospital Authority Revenue Bonds
100 5.000
11/15/46
113
11,178
Pennsylvania - 5.3%
Allegheny County Airport Authority Revenue Bonds
(µ) 1,000 4.000
01/01/46
1,102
Allegheny County Airport Authority Revenue Bonds
3,710 4.000
01/01/56
4,032
Allegheny County Hospital Development Authority Revenue Bonds
1,865 4.000
04/01/44
2,026
Allegheny County Industrial Development Authority Revenue Bonds
250 4.875
11/01/24
269
Allegheny County Industrial Development Authority Revenue Bonds
150 5.125
05/01/30
177
Allegheny County Industrial Development Authority Revenue Bonds
(Þ) 1,080 3.000
06/15/31
1,084
Allegheny County Industrial Development Authority Revenue Bonds
100 4.000
06/15/41
104
Allegheny County Industrial Development Authority Revenue Bonds
100 4.000
06/15/51
103
Allegheny County Industrial Development Authority Revenue Bonds
100 4.000
06/15/56
102
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 815 5.000
05/01/28
939
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 550 5.000
05/01/32
625
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
1,050 5.000
05/01/33
1,205

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000
05/01/34
61
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000
05/01/35
61
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000
05/01/36
61
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
5,500 5.000
05/01/42
6,115
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 490 6.000
05/01/42
589
Berks County Industrial Development Authority Revenue Bonds
50 5.000
11/01/29
55
Berks County Industrial Development Authority Revenue Bonds
110 5.000
11/01/30
120
Berks County Industrial Development Authority Revenue Bonds
75 5.000
11/01/34
81
Berks County Industrial Development Authority Revenue Bonds
375 4.000
11/01/47
372
Berks County Industrial Development Authority Revenue Bonds
750 5.000
11/01/47
797
Berks County Municipal Authority Revenue Bonds
300 5.000
11/01/44
302
Berks County Municipal Authority Revenue Bonds
1,225 5.000
10/01/49
1,317
Bucks County Industrial Development Authority Revenue Bonds
100 5.000
10/01/37
110
Bucks County Industrial Development Authority Revenue Bonds
275 4.000
07/01/46
300
Bucks County Industrial Development Authority Revenue Bonds
400 4.000
07/01/51
434
Bucks County Industrial Development Authority Revenue Bonds
2,245 5.000
07/01/54
2,651
Chester County Health & Education Facilities Authority Revenue Bonds
795 5.000
11/01/24
802
Chester County Health & Education Facilities Authority Revenue Bonds
625 5.000
11/01/25
629
Chester County Health & Education Facilities Authority Revenue Bonds
1,985 5.000
11/01/37
1,873
Chester County Industrial Development Authority Revenue Bonds
600 4.000
12/01/46
688
Chester County Industrial Development Authority Revenue Bonds
455 4.000
12/01/51
518
Chester County Industrial Development Authority Revenue Bonds
1,255 5.000
12/15/51
1,395
City of Erie Higher Education Building Authority Revenue Bonds
2,065 5.000
09/15/33
2,203
City of Harrisburg General Obligation Unlimited
(µ) 285 4.697
09/15/22
278
City of Philadelphia Airport Revenue Bonds
1,000 5.000
07/01/51
1,191
City of Philadelphia General Obligation Unlimited
(~)(Ê) 3,025 0.140
08/01/31
3,025
City of Scranton General Obligation Unlimited
(Þ) 1,275 5.000
09/01/28
1,401
Clairton Municipal Authority Revenue Bonds
240 5.000
12/01/42
246
Commonwealth Financing Authority Revenue Bonds
100 5.000
06/01/34
118
Commonwealth Financing Authority Revenue Bonds
185 5.000
06/01/35
218
Commonwealth Financing Authority Revenue Bonds
(µ) 1,525 4.000
06/01/39
1,692
Dauphin County General Authority Revenue Bonds
(Þ) 850 5.875
10/15/40
1,001
Dauphin County General Authority Revenue Bonds
(Þ) 1,000 5.125
10/15/41
1,098
Dauphin County General Authority Revenue Bonds
(Þ) 2,200 6.250
10/15/53
2,616
Doylestown Hospital Authority Revenue Bonds
315 3.950
07/01/24
311
East Hempfield Township Industrial Development Authority Revenue Bonds
600 5.000
07/01/45
635
Franklin County Industrial Development Authority Revenue Bonds
100 5.000
12/01/43
108
Franklin County Industrial Development Authority Revenue Bonds
100 5.000
12/01/48
108
Franklin County Industrial Development Authority Revenue Bonds
510 5.000
12/01/49
550
Franklin County Industrial Development Authority Revenue Bonds
150 5.000
12/01/53
162
Geisinger Authority Revenue Bonds
(USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230
05/01/37
97
General Authority of Southcentral Pennsylvania Revenue Bonds
75 4.000
06/01/44
84
General Authority of Southcentral Pennsylvania Revenue Bonds
125 5.000
06/01/44
150
General Authority of Southcentral Pennsylvania Revenue Bonds
(Þ) 1,765 6.500
07/15/48
2,035
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000
07/01/28
588
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000
07/01/33
581
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
100 5.625
07/01/42
102
Huntingdon County General Authority Revenue Bonds
1,000 5.000
05/01/46
1,103
Lancaster County Hospital Authority Revenue Bonds
1,000 5.250
07/01/41
1,096
Lancaster Industrial Development Authority Revenue Bonds
675 4.000
07/01/46
706
Latrobe Industrial Development Authority Revenue Bonds
1,375 5.000
05/01/43
1,415
Latrobe Industrial Development Authority Revenue Bonds
125 4.000
03/01/46
130
Latrobe Industrial Development Authority Revenue Bonds
125 4.000
03/01/51
130

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montgomery County Higher Education & Health Authority Revenue Bonds
1,500 5.000
12/01/37
1,649
Montgomery County Higher Education and Health Authority Revenue Bonds
2,500 5.000
05/01/57
2,965
Montgomery County Industrial Development Authority Revenue Bonds
1,530 5.000
11/15/36
1,753
Montgomery County Industrial Development Authority Revenue Bonds
135 5.000
11/15/45
159
Montgomery County Industrial Development Authority Revenue Bonds
1,700 5.250
01/15/46
1,892
Northampton County General Purpose Authority Revenue Bonds
1,000 5.000
10/01/36
1,132
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
55 5.000
05/01/44
63
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
75 5.000
05/01/49
85
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,050 4.000
07/01/41
1,151
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,250 5.000
06/30/42
1,425
Pennsylvania Economic Development Financing Authority Revenue Bonds
(~)(ae)
(Ê) 5,000 0.200
08/01/45
5,000
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000
07/01/46
164
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
365 6.250
09/01/33
388
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
350 5.000
05/01/42
354
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
950 5.500
07/15/43
1,013
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000
05/01/50
1,663
Pennsylvania Turnpike Commission Revenue Bonds
1,250 5.000
12/01/40
1,385
Pennsylvania Turnpike Commission Revenue Bonds
2,140 5.250
12/01/44
2,670
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.250
06/01/47
1,166
Pennsylvania Turnpike Commission Revenue Bonds
2,000 4.000
12/01/51
2,240
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 900 5.000
06/15/40
1,024
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 350 5.000
06/15/50
385
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000
08/01/50
115
Scranton Redevelopment Authority Revenue Bonds
100 5.000
11/15/28
101
Scranton School District General Obligation Limited
(µ) 2,025 4.250
06/01/37
2,164
Susquehanna Area Regional Airport Authority Revenue Bonds
200 5.000
01/01/38
226
Washington County Redevelopment Authority Tax Allocation
265 5.000
07/01/28
285
West Cornwall Township Municipal Authority Revenue Bonds
365 4.000
11/15/36
411
West Cornwall Township Municipal Authority Revenue Bonds
370 4.000
11/15/41
413
West Cornwall Township Municipal Authority Revenue Bonds
525 4.000
11/15/46
582
Westmoreland County Industrial Development Authority Revenue Bonds
80 4.000
07/01/37
91
90,391
Puerto Rico - 7.2%
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) (Æ) 185 3.500
07/01/17
181
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) (Æ) 1,250 4.000
07/01/21
1,140
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) (Æ) 110 5.000
07/01/21
109
Commonwealth of Puerto Rico General Obligation Unlimited
(Þ) 2,500 5.000
06/01/22
2,515
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 120 5.000
07/01/24
120
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 80 5.250
07/01/25
80
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 1,000 5.000
07/01/27
1,000
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 775 6.000
07/01/29
791
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 100 5.000
07/01/31
100
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 130 5.125
07/01/31
130
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 1,970 6.000
07/01/32
1,923
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 1,000 5.000
07/01/33
1,004
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 340 5.250
07/01/34
343
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 510 5.000
07/01/35
513
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 7,820 8.000
07/01/35
7,038
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 725 5.875
07/01/36
736
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 3,580 5.250
07/01/37
3,616
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 385 6.000
07/01/38
394
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 225 6.000
07/01/40
220
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø)(Æ) 1,050 5.000
07/01/41
956
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds
5,462 7.500
08/20/40
5,039
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 900 2.750
07/01/23
902
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
30 4.250
07/01/25
30
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 600 3.500
07/01/26
605

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 600 3.750
07/01/27
606
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
20 5.000
07/01/30
20
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
1,085 5.000
07/01/33
1,314
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 2,000 5.000
07/01/35
2,418
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,250 5.000
07/01/37
1,532
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 2,280 4.000
07/01/42
2,556
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,235 5.250
07/01/42
5,334
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,625 5.000
07/01/47
1,904
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
200 6.000
07/01/47
204
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 2,100 5.000
07/01/31
2,148
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 565 5.000
07/01/22
578
Puerto Rico Electric Power Authority Revenue Bonds
(Ø)(Æ) 775 4.750
07/01/26
795
Puerto Rico Electric Power Authority Revenue Bonds
(Ø)(Æ) 1,685 5.250
07/01/27
1,742
Puerto Rico Electric Power Authority Revenue Bonds
(Ø)(Æ) 2,275 5.000
07/01/28
2,343
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,865 1.480
07/01/29
2,890
Puerto Rico Electric Power Authority Revenue Bonds
(Ø)(Æ) 3,520 5.000
07/01/32
3,627
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 100 5.250
07/01/32
106
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 355 4.750
07/01/33
362
Puerto Rico Electric Power Authority Revenue Bonds
(Ø)(Æ) 425 5.250
07/01/40
439
Puerto Rico Electric Power Authority Revenue Bonds
(Ø)(Æ) 1,000 7.000
07/01/43
1,060
Puerto Rico Electric Power Authority Revenue Bonds
(Ø)(Æ) 650 5.250
07/01/49
672
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 100 5.000
07/01/24
60
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 200 5.500
07/01/24
120
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 50 5.000
07/01/25
30
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 50 5.000
07/01/26
30
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ)(Ø)(Æ) 345 5.500
07/01/26
217
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 100 5.000
07/01/27
60
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 420 5.000
07/01/28
373
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 140 5.500
07/01/29
151
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 575 5.000
07/01/30
345
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250
07/01/31
523
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 10 5.500
07/01/31
11
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 205 5.000
07/01/32
123
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 25 5.250
07/01/32
27
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 525 5.250
07/01/33
560
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 270 5.250
07/01/34
289
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 65 5.250
07/01/35
69
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,690 5.250
07/01/36
1,813
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 175 5.000
07/01/37
105
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 160 4.750
07/01/38
162
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 4,510 5.250
07/01/38
4,579
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 760 5.250
07/01/41
817
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø)(Æ) 230 5.000
07/01/42
138
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 335 5.500
07/01/25
345
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 55 5.620
07/01/28
42
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 310 5.620
07/01/29
225
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 730 6.302
07/01/35
395
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 160 5.601
07/01/37
78
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 110 5.750
07/01/17
123
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 300 5.750
07/01/18
336
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 370 5.250
07/01/25
411
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 1,220 5.000
07/01/32
1,340
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 2,450 5.250
07/01/33
2,691
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 1,000 5.000
07/01/37
1,094
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 1,000 5.500
07/01/37
1,105
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø)(Æ) 2,005 5.250
07/01/42
2,065
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
93 3.941
07/01/24

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
475 5.250
08/01/24
475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
394 4.030
07/01/27
352
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
273 Zero coupon
07/01/29
229
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
249 4.491
07/01/31
194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
585 Zero coupon
07/01/33
424
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
220 4.500
07/01/34
235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
8,023 4.329
07/01/40
8,709
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
221 4.550
07/01/40
243
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
10,586 5.709
07/01/46
3,437
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
8,684 5.772
07/01/51
2,034
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
32 4.536
07/01/53
35
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,665 4.750
07/01/53
1,828
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
674 4.784
07/01/58
739
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
17,848 5.000
07/01/58
19,840
121,849
Rhode Island - 0.1%
Tobacco Settlement Financing Corp. Revenue Bonds
3,450 6.959
06/01/52
587
Tobacco Settlement Financing Corp. Revenue Bonds
12,000 8.861
06/01/52
1,925
2,512
South Carolina - 0.6%
Berkeley County Special Assessment
500 4.000
11/01/30
546
South Carolina Jobs-Economic Development Authority Revenue Bonds
(Þ) 100 8.750
07/01/25
102
South Carolina Jobs-Economic Development Authority Revenue Bonds
135 5.000
11/15/47
152
South Carolina Jobs-Economic Development Authority Revenue Bonds
1,465 5.250
11/15/52
1,574
South Carolina Public Service Authority Revenue Bonds
2,865 5.000
12/01/39
3,257
South Carolina Public Service Authority Revenue Bonds
1,350 5.000
12/01/46
1,531
South Carolina Public Service Authority Revenue Bonds
250 5.250
12/01/55
295
South Carolina Transportation Infrastructure Bank Revenue Bonds
1,800 2.250
10/01/32
1,798
South Carolina Transportation Infrastructure Bank Revenue Bonds
(ae) 125 5.250
07/01/55
142
Spartanburg Regional Health Services District Revenue Bonds
(µ) 1,000 3.000
04/15/49
1,019
10,416
South Dakota - 0.1%
County of Lincoln Revenue Bonds
1,940 4.000
08/01/41
2,100
County of Lincoln Revenue Bonds
75 4.000
08/01/56
79
County of Lincoln Revenue Bonds
100 4.000
08/01/61
105
2,284
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
960 4.000
08/01/44
1,049
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
100 5.000
08/01/49
117
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
2,000 5.000
10/01/44
2,181
City of Clarksville Water Sewer & Gas Revenue Bonds
900 4.000
02/01/51
1,023
Greenville Health & Educational Facilities Board Revenue Bonds
275 4.000
07/01/40
302
Johnson City Health & Educational Facilities Board Revenue Bonds
1,000 5.000
08/15/42
1,021
Memphis-Shelby County Industrial Development Board Tax Allocation
100 5.625
01/01/46
87
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
20 5.000
10/01/29
23
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
35 5.000
10/01/39
40
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000
07/01/40
114
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,000 5.000
10/01/41
1,110
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,500 4.000
05/01/46
1,686
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000
07/01/46
114
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
50 5.000
10/01/48
57

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment
(Þ) 175 Zero coupon
06/01/43
64
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment
(Þ) 100 4.000
06/01/51
99
9,087
Texas - 5.9%
Arlington Higher Education Finance Corp. Revenue Bonds
25 4.000
08/15/36
27
Arlington Higher Education Finance Corp. Revenue Bonds
50 4.000
08/15/41
53
Arlington Higher Education Finance Corp. Revenue Bonds
50 4.000
08/15/46
53
Arlington Higher Education Finance Corp. Revenue Bonds
520 3.000
08/15/49
529
Austin Convention Enterprises, Inc. Revenue Bonds
100 5.000
01/01/29
110
Bexar County Health Facilities Development Corp. Revenue Bonds
750 5.000
07/15/37
813
Bexar County Health Facilities Development Corp. Revenue Bonds
600 5.000
07/15/42
648
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.250
12/01/35
54
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
65 5.000
12/01/40
69
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.000
12/01/45
53
Calhoun County Navigation Industrial Development Authority Revenue Bonds
(Þ) 1,000 3.625
07/01/26
1,030
Calhoun County Navigation Industrial Development Authority Revenue Bonds
(Þ) 2,000 6.500
07/01/26
2,032
Cedar Bayou Navigation District Special Assessment
(Þ) 585 6.000
09/15/51
616
Central Texas Regional Mobility Authority Revenue Bonds
(ae) 200 5.000
01/01/23
208
Central Texas Regional Mobility Authority Revenue Bonds
1,000 4.000
01/01/41
1,064
Central Texas Regional Mobility Authority Revenue Bonds
275 5.000
01/01/45
321
Central Texas Turnpike System Revenue Bonds
3,000 5.000
08/15/42
3,272
City of Anna Special Assessment
(Þ) 136 4.250
09/15/51
127
City of Anna Special Assessment
(Þ) 504 5.000
09/15/51
474
City of Arlington Tax Allocation
920 4.000
08/15/41
1,000
City of Aubrey Revenue Bonds
640 7.250
09/01/45
675
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds
(Þ) 330 5.125
11/01/33
351
City of Bee Cave Special Assessment
(Þ) 281 4.125
09/01/26
279
City of Bee Cave Special Assessment
(Þ) 100 5.000
09/01/41
98
City of Bee Cave Special Assessment
(Þ) 122 5.250
09/01/51
119
City of Celina Special Assessment
(Þ) 25 2.750
09/01/26
24
City of Celina Special Assessment
(Þ) 25 3.500
09/01/26
24
City of Celina Special Assessment
(µ) 190 4.000
09/01/30
202
City of Celina Special Assessment
(Þ) 25 3.250
09/01/31
24
City of Celina Special Assessment
(Þ) 28 4.000
09/01/31
27
City of Celina Special Assessment
(µ) 1,020 3.000
09/01/35
998
City of Celina Special Assessment
(Þ) 165 4.125
09/01/39
172
City of Celina Special Assessment
(µ) 2,025 2.625
09/01/40
1,798
City of Celina Special Assessment
(Þ) 72 3.500
09/01/41
69
City of Celina Special Assessment
(Þ) 61 4.250
09/01/41
59
City of Celina Special Assessment
(Þ) 55 3.375
09/01/42
52
City of Celina Special Assessment
(Þ) 100 4.000
09/01/43
96
City of Celina Special Assessment
50 6.250
09/01/45
52
City of Celina Special Assessment
100 7.500
09/01/45
105
City of Celina Special Assessment
845 4.375
09/01/49
857
City of Celina Special Assessment
(Þ) 386 4.000
09/01/51
379
City of Celina Special Assessment
(Þ) 100 4.125
09/01/51
96
City of Celina Special Assessment
(Þ) 90 4.500
09/01/51
86
City of Celina Special Assessment
(Þ) 125 4.000
09/01/52
125
City of Crandall Special Assessment
(Þ) 100 4.250
09/15/41
99
City of Crandall Special Assessment
(Þ) 100 5.000
09/15/41
101
City of Crandall Special Assessment
(Þ) 100 4.500
09/15/51
100
City of Crandall Special Assessment
(Þ) 100 5.250
09/15/51

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Elmendorf Special Assessment
(Þ) 100 4.000
09/01/51
93
City of Fate Special Assessment
(Þ) 100 3.750
08/15/41
95
City of Fate Special Assessment
(Þ) 110 4.000
08/15/51
106
City of Fort Worth Special Assessment Revenue Bonds
(Þ) 150 5.000
09/01/32
155
City of Hackberry Special Assessment Contract Revenue Bonds
85 4.500
09/01/32
94
City of Hackberry Special Assessment Contract Revenue Bonds
620 4.500
09/01/38
679
City of Hackberry Special Assessment Contract Revenue Bonds
100 5.000
09/01/44
108
City of Hackberry Special Assessment Contract Revenue Bonds
145 5.000
09/01/47
157
City of Haslet Special Assessment
(Þ) 200 4.375
09/01/49
211
City of Haslet Special Assessment
(Þ) 100 4.000
09/01/51
99
City of Houston Airport Facilities Revenue Bonds
2,400 5.000
07/15/35
2,588
City of Houston Airport System Revenue Bonds
295 5.000
07/01/27
335
City of Houston Airport System Revenue Bonds
740 5.000
07/15/27
840
City of Houston Airport System Revenue Bonds
3,095 5.000
07/15/28
3,554
City of Houston Airport System Revenue Bonds
500 5.000
07/01/29
529
City of Houston Airport System Revenue Bonds
1,000 5.000
07/15/30
1,080
City of Houston Airport System Revenue Bonds
575 4.000
07/15/41
598
City of Houston Airport System Revenue Bonds
275 4.000
07/01/47
299
City of Hutto Special Assessment
(Þ) 100 4.000
09/01/51
100
City of Hutto Special Assessment
(Þ) 296 4.000
09/01/56
283
City of Justin Special Assessment
(Þ) 270 5.500
09/01/47
294
City of Kyle Special Assessment
(Þ) 100 4.625
09/01/39
107
City of Kyle Special Assessment
(Þ) 100 3.750
09/01/41
96
City of Kyle Special Assessment
(Þ) 100 4.750
09/01/44
107
City of Kyle Special Assessment
(Þ) 100 4.000
09/01/46
98
City of Lago Vista Special Assessment
55 3.750
09/01/42
56
City of Lavon Special Assessment Revenue Bonds
(Þ) 100 4.250
09/15/39
105
City of Lavon Special Assessment Revenue Bonds
(Þ) 200 4.500
09/15/49
210
City of Liberty Hill Special Assessment
(Þ) 100 4.125
09/01/42
96
City of Liberty Hill Special Assessment
(Þ) 150 4.000
09/01/52
153
City of Liberty Hill Special Assessment
(Þ) 100 4.375
09/01/52
97
City of Manor Special Assessment
(Þ) 100 4.000
09/15/51
98
City of Manor Special Assessment
(Þ) 100 4.375
09/15/51
95
City of Manor Special Assessment Revenue Bonds
(Þ) 100 4.500
09/15/40
106
City of Marble Falls Revenue Bonds
(Þ) 100 4.125
09/01/41
94
City of Marble Falls Revenue Bonds
(Þ) 100 4.375
09/01/51
94
City of Marble Falls Revenue Bonds
(Þ) 100 5.125
09/01/51
94
City of McLendon-Chisholm Special Assessment
(µ) 100 2.500
09/15/35
92
City of McLendon-Chisholm Special Assessment
(Þ) 35 3.625
09/15/41
34
City of McLendon-Chisholm Special Assessment
(µ) 650 3.000
09/15/45
600
City of McLendon-Chisholm Special Assessment
(Þ) 100 4.375
09/15/49
106
City of McLendon-Chisholm Special Assessment
(Þ) 50 4.000
09/15/51
49
City of Mesquite Special Assessment Revenue Bonds
(Þ) 100 5.750
09/15/39
108
City of Mesquite Special Assessment Revenue Bonds
(Þ) 1,000 5.375
09/01/48
1,107
City of Mesquite Special Assessment Revenue Bonds
(Þ) 150 6.000
09/15/49
162
City of Midlothian Special Assessment
(Þ) 100 4.125
09/15/31
98
City of Midlothian Special Assessment
(Þ) 100 4.125
09/15/51
95
City of Midlothian Special Assessment
(Þ) 100 4.750
09/15/51
97
City of New Braunfels Special Assessment
(Þ) 100 4.500
09/01/41
95
City of New Braunfels Special Assessment
(Þ) 100 4.750
09/01/51
95
City of Oak Point Special Assessment
(Þ) 650 3.125
09/01/41
608
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.125
09/01/48
103
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.500
09/01/48
104
City of Princeton Special Assessment
(Þ) 300 4.500
09/01/39
317
City of Princeton Special Assessment
(Þ) 100 5.500
09/01/39
109
City of Princeton Special Assessment
(Þ) 225 3.750
09/01/40
231
City of Princeton Special Assessment
(Þ) 125 3.875
09/01/40

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment
(Þ) 130 4.875
09/01/48
140
City of Princeton Special Assessment
(Þ) 35 4.375
09/01/49
37
City of Princeton Special Assessment
(Þ) 100 4.750
09/01/49
105
City of Princeton Special Assessment
(Þ) 100 5.750
09/01/49
109
City of Princeton Special Assessment
(Þ) 325 4.000
09/01/50
336
City of Princeton Special Assessment
(Þ) 161 4.125
09/01/50
165
City of Princeton Special Assessment
(Þ) 110 4.000
09/01/51
111
City of Red Oak Special Assessment
(Þ) 100 3.375
09/15/41
94
City of Red Oak Special Assessment
(Þ) 100 4.000
09/15/51
99
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375
09/15/30
102
City of Royse Special Assessment Revenue Bonds
(Þ) 125 4.125
09/15/39
130
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.125
09/15/40
103
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375
09/15/49
104
City of Royse Special Assessment Revenue Bonds
(Þ) 200 4.375
09/15/50
205
City of San Marcos Special Assessment
(Þ) 100 4.500
09/01/51
94
City of Shenandoah Special Assessment Revenue Bonds
100 4.500
09/01/23
102
City of Shenandoah Special Assessment Revenue Bonds
140 5.700
09/01/47
155
City of Sinton Special Assessment
(Þ) 100 5.125
09/01/42
97
City of Sinton Special Assessment
(Þ) 100 5.250
09/01/51
97
City of Venus Special Assessment
(Þ) 100 4.000
09/15/51
100
Clifton Higher Education Finance Corp. Revenue Bonds
500 5.000
12/01/45
540
Club Municipal Management District No. 2 Special Assessment
(Þ) 100 4.000
09/01/50
102
Conroe Local Government Corp. Revenue Bonds
125 4.000
10/01/50
135
Conroe Local Government Corp. Revenue Bonds
100 5.000
10/01/50
106
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933
08/15/35
1,186
County of Medina Special Assessment
(Þ) 100 4.750
09/01/50
96
Dallas Area Rapid Transit Tax Allocation
515 5.000
12/01/48
587
Decatur Hospital Authority Revenue Bonds
200 5.250
09/01/44
217
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 4.500
08/15/35
101
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 5.000
08/15/44
102
Fort Bend County Industrial Development Corp. Revenue Bonds
230 4.750
05/01/38
236
Grand Parkway Transportation Corp. Revenue Bonds
625 5.800
10/01/46
709
Grand Parkway Transportation Corp. Revenue Bonds
450 5.850
10/01/47
511
Grand Parkway Transportation Corp. Revenue Bonds
5,200 4.000
10/01/49
5,773
Harris County-Houston Sports Authority Revenue Bonds
(µ) 725 5.337
11/15/36
325
Hidalgo County Regional Mobility Authority Revenue Bonds
425 Zero coupon
12/01/49
125
Hidalgo County Regional Mobility Authority Revenue Bonds
445 Zero coupon
12/01/50
124
Hidalgo County Regional Mobility Authority Revenue Bonds
475 Zero coupon
12/01/51
126
Hidalgo County Regional Mobility Authority Revenue Bonds
475 Zero coupon
12/01/52
119
Hidalgo County Regional Mobility Authority Revenue Bonds
500 Zero coupon
12/01/53
120
Hidalgo County Regional Mobility Authority Revenue Bonds
525 Zero coupon
12/01/54
119
Houston Higher Education Finance Corp. Revenue Bonds
65 4.000
10/01/51
69
Kaufman County Fresh Water Supply District No. 1-D General Obligation
Unlimited
230 3.000
09/01/46
207
Lake Houston Redevelopment Authority Revenue Bonds
350 3.000
09/01/40
341
Lake Houston Redevelopment Authority Revenue Bonds
30 2.500
09/01/41
26
Lake Houston Redevelopment Authority Revenue Bonds
785 3.000
09/01/44
758
Lake Houston Redevelopment Authority Revenue Bonds
50 3.000
09/01/47
48
Love Field Airport Modernization Corp. Revenue Bonds
(µ) 1,500 4.000
11/01/40
1,690
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 700 0.100
08/01/34
700
Mission Economic Development Corp. Revenue Bonds
(Þ) 1,150 4.625
10/01/31
1,209
Mitchell County Hospital District General Obligation Limited
45 5.500
02/15/40
49
Mitchell County Hospital District General Obligation Limited
80 5.250
02/15/45
86
Mitchell County Hospital District General Obligation Limited
50 4.000
02/15/51
48
Montgomery County Toll Road Authority Revenue Bonds
150 5.000
09/15/43
165
Montgomery County Toll Road Authority Revenue Bonds
200 5.000
09/15/48
219
New Home Independent School District General Obligation Unlimited
300 3.000
02/15/51
314
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
125 4.000
01/01/36

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
55 5.000
04/01/36
63
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,000 4.000
08/15/36
1,079
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,000 5.000
08/15/40
1,075
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
150 4.000
01/01/41
157
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 200 4.000
08/15/41
214
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,500 4.750
04/01/46
1,616
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,185 4.000
08/15/46
1,253
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 275 4.000
08/15/51
289
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 100 5.000
08/15/51
111
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,100 4.000
11/01/55
1,195
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 300 4.000
08/15/56
314
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
250 7.000
01/01/57
183
North East Texas Regional Mobility Authority Revenue Bonds
385 5.000
01/01/41
426
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 60 3.625
09/15/26
62
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 100 4.250
09/15/31
106
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 75 4.000
09/15/41
77
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 300 4.750
09/15/41
322
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 70 4.250
09/15/51
72
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 390 5.000
09/15/51
421
North Texas Tollway Authority Revenue Bonds
2,250 5.000
01/01/38
2,682
North Texas Tollway Authority Revenue Bonds
480 3.000
01/01/46
488
North Texas Tollway Authority Revenue Bonds
2,720 3.000
01/01/51
2,749
Port Beaumont Navigation District Revenue Bonds
(Þ) 100 2.750
01/01/36
92
Port Beaumont Navigation District Revenue Bonds
(Þ) 125 2.875
01/01/41
109
Port Beaumont Navigation District Revenue Bonds
(Þ) 600 3.000
01/01/50
509
Port of Beaumont Industrial Development Authority Revenue Bonds
(Þ) 1,900 4.100
01/01/28
1,809
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 210 6.000
01/01/25
217
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 570 4.000
01/01/50
575
Red River Education Finance Corp. Texas Education Revenue Bonds
1,255 5.500
10/01/46
1,425
San Antonio Convention Hotel Revenue Bonds
(µ) 1,000 5.000
07/15/34
1,002
San Antonio Education Facilities Corp. Revenue Bonds
1,000 4.000
04/01/46
1,084
San Antonio Municipal Facilities Corp. Revenue Bonds
750 4.000
08/01/48
848
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
200 5.000
05/15/45
211
Texas City Industrial Development Corp. Revenue Bonds
770 4.125
12/01/45
821
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
175 5.000
12/15/31
215
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
130 5.000
12/15/32
162
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000
12/31/50
109
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000
12/31/55
109
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
11,590 5.000
06/30/58
13,437
Texas Water Development Board Revenue Bonds
750 4.000
10/15/54
848
Town of Argyle Special Assessment
(Þ) 100 4.250
09/01/23
102
Town of Argyle Special Assessment
(Þ) 145 5.250
09/01/47
159
Town of Hickory Creek Special Assessment
200 3.875
09/01/37
214
Town of Little Elm Special Assessment
(Þ) 730 5.750
09/01/38
823
Town of Little Elm Special Assessment
(Þ) 100 3.750
09/01/42
94
Town of Little Elm Special Assessment
(Þ) 100 5.000
09/01/47
107
Town of Little Elm Special Assessment
(Þ) 100 4.000
09/01/51
93
Uptown Development Authority Tax Allocation
105 3.000
09/01/36
108
Uptown Development Authority Tax Allocation
50 3.000
09/01/37
51
Uptown Development Authority Tax Allocation
50 3.000
09/01/39
51
Uptown Development Authority Tax Allocation
50 3.000
09/01/40
51
Viridian Municipal Management District Special Assessment
25 3.125
12/01/35
25
Viridian Municipal Management District Special Assessment
30 3.375
12/01/40
30
Viridian Municipal Management District Special Assessment
385 4.750
12/01/43
403
Viridian Municipal Management District Special Assessment
50 3.500
12/01/47
50
Westside 211 Special Improvement District Revenue Bonds
600 3.000
08/15/53
547
99,511

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah - 1.1%
Benloch Ranch Improvement Association No. 1
(Š) 700 9.750
12/01/39
737
Black Desert Public Infrastructure District General Obligation Limited
(Þ) 1,500 4.000
03/01/51
1,464
Black Desert Public Infrastructure District General Obligation Limited
(Þ) 500 7.375
09/15/51
477
City of Salt Lake City Airport Revenue Bonds
925 5.000
07/01/51
1,101
Medical School Campus Public Infrastructure District General Obligation Limited
(Þ) 750 5.500
02/01/50
758
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited
(Þ) 1,500 4.625
06/01/57
1,419
Mida Mountain Village Public Infrastructure District Special Assessment
1,000 4.500
08/01/40
1,090
Mida Mountain Village Public Infrastructure District Special Assessment
(Þ) 600 4.000
08/01/50
601
Military Installation Development Authority Revenue Bonds
1,300 4.000
06/01/41
1,227
Red Bridge Public Infrastructure District No. 1 General Obligation Limited
(Þ) 500 4.375
02/01/51
503
Salt Lake City Corp. Airport Revenue Bonds
1,350 5.000
07/01/47
1,560
UIPA Crossroads Public Infrastructure District Revenue Bonds
(Þ) 1,000 4.125
06/01/41
972
Utah Charter School Finance Authority Revenue Bonds
(Þ) 555 4.000
06/15/31
566
Utah Charter School Finance Authority Revenue Bonds
890 4.000
06/15/41
875
Utah Charter School Finance Authority Revenue Bonds
1,420 4.250
06/15/51
1,390
Utah Charter School Finance Authority Revenue Bonds
(Þ) 450 4.000
10/15/61
425
Utah Infrastructure Agency Revenue Bonds
2,000 5.000
10/15/40
2,277
Utah Infrastructure Agency Revenue Bonds
600 4.000
10/15/41
666
18,108
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
1,050 5.000
10/01/42
1,135
Vermont Student Assistance Corp. Revenue Bonds
1,600 4.500
06/15/45
1,625
2,760
Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue Bonds
160 4.000
10/01/22
160
Virgin Islands Public Finance Authority Revenue Bonds
145 5.000
10/01/22
145
Virgin Islands Public Finance Authority Revenue Bonds
1,385 5.000
10/01/25
1,393
Virgin Islands Public Finance Authority Revenue Bonds
180 5.000
10/01/29
180
Virgin Islands Public Finance Authority Revenue Bonds
1,000 5.250
10/01/29
995
Virgin Islands Public Finance Authority Revenue Bonds
555 6.625
10/01/29
560
Virgin Islands Public Finance Authority Revenue Bonds
2,120 5.000
10/01/32
2,118
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750
10/01/37
1,302
Virgin Islands Public Finance Authority Revenue Bonds
450 5.000
10/01/39
444
7,297
Virginia - 1.2%
Albemarle County Economic Development Authority Revenue Bonds
500 4.000
06/01/54
530
County of Fairfax Sewer Revenue Bonds
1,300 4.000
07/15/51
1,504
Farms New Kent Community Development Authority Special Assessment
(Þ) 320 3.750
03/01/36
331
Farmville Industrial Development Authority Revenue Bonds
3,300 5.000
01/01/40
3,849
James City County Economic Development Authority Revenue Bonds
40 4.000
06/01/41
42
James City County Economic Development Authority Revenue Bonds
60 4.000
06/01/47
63
Salem Economic Development Authority Revenue Bonds
40 4.000
04/01/45
44
Salem Economic Development Authority Revenue Bonds
50 5.000
04/01/49
59
Tobacco Settlement Financing Corp. Revenue Bonds
1,975 5.200
06/01/46
1,976
Tobacco Settlement Financing Corp. Revenue Bonds
2,085 6.706
06/01/46
2,166
Tobacco Settlement Financing Corp. Revenue Bonds
125 5.000
06/01/47
126
Tobacco Settlement Financing Corp. Revenue Bonds
2,250 7.456
06/01/47
484
Tobacco Settlement Financing Corp. Revenue Bonds
12,175 11.642
06/01/47
3,058
Virginia College Building Authority Revenue Bonds
100 3.000
06/01/41
97
Virginia College Building Authority Revenue Bonds
75 4.000
06/01/46
81
Virginia Small Business Financing Authority Revenue Bonds
180 5.000
01/01/40
180
Virginia Small Business Financing Authority Revenue Bonds
1,010 5.000
01/01/44
1,012
Virginia Small Business Financing Authority Revenue Bonds
475 5.000
12/31/47
552
Virginia Small Business Financing Authority Revenue Bonds
25 5.000
07/01/49
25
Virginia Small Business Financing Authority Revenue Bonds
2,480 5.000
12/31/52
2,868

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia Small Business Financing Authority Revenue Bonds
885 5.000
12/31/56
1,022
20,069
Washington - 1.5%
King County General Obligation Limited
(~)(Ê) 3,865 0.080
01/01/46
3,865
Port of Seattle Industrial Development Corp. Revenue Bonds
460 5.000
04/01/30
480
Port of Seattle Revenue Bonds
500 5.000
08/01/46
607
Washington Economic Development Finance Authority Revenue Bonds
(Þ) 1,000 5.625
12/01/40
1,152
Washington Health Care Facilities Authority Revenue Bonds
210 5.000
08/01/49
245
Washington Higher Education Facilities Authority Revenue Bonds
975 4.000
10/01/42
1,069
Washington Higher Education Facilities Authority Revenue Bonds
2,500 4.000
10/01/49
2,674
Washington Higher Education Facilities Authority Revenue Bonds
75 4.000
05/01/50
83
Washington State Convention Center Public Facilities District Revenue Bonds
4,000 3.000
07/01/48
3,743
Washington State Convention Center Public Facilities District Revenue Bonds
950 5.000
07/01/48
1,110
Washington State Convention Center Public Facilities District Revenue Bonds
3,680 4.000
07/01/58
4,009
Washington State Convention Center Public Facilities District Revenue Bonds
1,250 5.000
07/01/58
1,458
Washington State Housing Finance Commission Revenue Bonds
(Þ) 3,000 4.000
01/01/41
3,019
Washington State Housing Finance Commission Revenue Bonds
(Þ) 150 5.000
01/01/49
160
Washington State Housing Finance Commission Revenue Bonds
(Þ) 200 5.000
01/01/55
213
Whidbey Island Public Hospital District General Obligation Unlimited
1,500 5.500
12/01/33
1,531
25,418
West Virginia - 0.3%
City of South Charleston Revenue Bonds
(Þ) 165 5.500
06/01/32
164
City of South Charleston Revenue Bonds
(Þ) 185 6.000
06/01/37
184
City of South Charleston Revenue Bonds
(Þ) 100 4.250
06/01/42
97
City of South Charleston Revenue Bonds
(Þ) 1,150 4.500
06/01/50
1,112
County of Ohio Special District Excise Tax Revenue Bonds
55 3.000
03/01/35
53
County of Ohio Special District Excise Tax Revenue Bonds
150 3.000
03/01/37
143
County of Ohio Special District Excise Tax Revenue Bonds
150 3.250
03/01/41
143
Monongalia County Commission Excise Tax District Revenue Bonds
(Þ) 175 4.125
06/01/43
188
Monongalia County Commission Excise Tax District Revenue Bonds
(Þ) 100 4.875
06/01/43
105
West Virginia Economic Development Authority Revenue Bonds
(~)(Ê) 300 4.125
07/01/45
312
West Virginia Economic Development Authority Revenue Bonds
(~)(ae)(Ê) 175 5.000
07/01/45
187
West Virginia Hospital Finance Authority Revenue Bonds
100 5.000
09/01/38
119
West Virginia Hospital Finance Authority Revenue Bonds
75 5.000
09/01/39
89
West Virginia Hospital Finance Authority Revenue Bonds
330 5.000
01/01/43
380
West Virginia Hospital Finance Authority Revenue Bonds
1,640 4.125
01/01/47
1,794
5,070
Wisconsin - 1.9%
Public Finance Authority Revenue Bonds
845 4.000
03/01/28
887
Public Finance Authority Revenue Bonds
(Þ) 20 4.000
06/15/29
21
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.000
10/01/29
1,167
Public Finance Authority Revenue Bonds
35 4.000
07/01/30
37
Public Finance Authority Revenue Bonds
100 4.300
11/01/30
109
Public Finance Authority Revenue Bonds
675 5.000
10/01/31
769
Public Finance Authority Revenue Bonds
710 5.000
10/01/32
808
Public Finance Authority Revenue Bonds
(Þ) 65 5.000
10/01/34
75
Public Finance Authority Revenue Bonds
1,000 5.750
04/01/35
1,118
Public Finance Authority Revenue Bonds
(Þ) 630 5.250
05/15/37
675
Public Finance Authority Revenue Bonds
1,595 5.000
06/01/39
1,851
Public Finance Authority Revenue Bonds
(Þ) 525 5.000
06/15/39
564
Public Finance Authority Revenue Bonds
(Þ) 150 5.000
10/01/39
170
Public Finance Authority Revenue Bonds
50 5.000
07/01/40
55
Public Finance Authority Revenue Bonds
100 4.000
04/01/42
105
Public Finance Authority Revenue Bonds
(Þ) 750 5.250
05/15/42
803
Public Finance Authority Revenue Bonds
500 5.000
07/01/42
507
Public Finance Authority Revenue Bonds
(µ) 100 5.000
07/01/44
116
Public Finance Authority Revenue Bonds
75 4.000
01/01/45
83
Public Finance Authority Revenue Bonds
(Þ) 200 5.250
03/01/45
223

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
(Þ) 935 6.500
06/01/45
901
Public Finance Authority Revenue Bonds
(µ) 40 4.000
07/01/45
44
Public Finance Authority Revenue Bonds
725 5.350
12/01/45
839
Public Finance Authority Revenue Bonds
1,000 4.000
02/01/46
1,108
Public Finance Authority Revenue Bonds
340 5.250
07/01/47
365
Public Finance Authority Revenue Bonds
(Þ) 25 5.000
06/15/49
27
Public Finance Authority Revenue Bonds
(µ) 150 4.125
07/01/49
164
Public Finance Authority Revenue Bonds
100 3.000
01/01/50
102
Public Finance Authority Revenue Bonds
(Þ) 875 5.625
06/01/50
847
Public Finance Authority Revenue Bonds
(µ) 50 4.000
07/01/50
54
Public Finance Authority Revenue Bonds
(Þ) 100 5.000
06/01/51
106
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.000
06/15/51
1,064
Public Finance Authority Revenue Bonds
175 4.000
09/01/51
179
Public Finance Authority Revenue Bonds
3,000 4.000
09/30/51
3,177
Public Finance Authority Revenue Bonds
2,000 4.000
12/01/51
2,149
Public Finance Authority Revenue Bonds
1,600 4.000
04/01/52
1,649
Public Finance Authority Revenue Bonds
(Þ) 100 5.000
06/15/54
109
Public Finance Authority Revenue Bonds
(µ) 100 5.000
07/01/54
115
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.875
10/01/54
1,028
Public Finance Authority Revenue Bonds
(Þ) 450 5.250
03/01/55
499
Public Finance Authority Revenue Bonds
(µ) 65 4.000
07/01/55
70
Public Finance Authority Revenue Bonds
125 5.000
07/01/55
134
Public Finance Authority Revenue Bonds
(Þ) 350 5.000
12/01/55
383
Public Finance Authority Revenue Bonds
2,275 4.000
03/31/56
2,399
Public Finance Authority Revenue Bonds
(Þ) 600 4.500
06/01/56
580
Public Finance Authority Revenue Bonds
(Þ) 890 5.000
06/15/56
876
Public Finance Authority Revenue Bonds
125 4.000
09/01/56
127
Public Finance Authority Revenue Bonds
(µ) 100 5.000
07/01/58
115
Public Finance Authority Revenue Bonds
(µ) 80 4.000
07/01/59
87
Public Finance Authority Revenue Bonds
(Þ) 100 5.000
06/01/61
105
Public Finance Authority Revenue Bonds
560 4.000
07/01/61
584
Public Finance Authority Revenue Bonds
125 5.250
07/01/61
126
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000
03/15/40
22
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,020 4.000
12/01/41
1,053
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000
03/15/50
1,426
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000
12/01/51
51
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000
12/01/56
51
32,858
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
1,000 3.625
07/15/39
1,044
Total Municipal Bonds
(cost $1,598,721) 1,658,106
Short-Term Investments - 4.0%
U.S. Cash Management Fund (@) 67,332,971 (∞) 67,313
Total Short-Term Investments
(cost $67,314) 67,313
Total Investments - 101.5%
(identified cost $1,666,035) 1,725,419
Other Assets and Liabilities, Net - (1.5)%
(25,849)
Net Assets - 100.0%
1,699,570

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
15.4%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,080,000 102 .89 1,111
1,084
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 550,000 107 .27 536
625
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 04/19/18 490,000 106 .58 410
589
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 815,000 100 .66 820
939
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 01/21/21 490,000 100 .00 490
589
American Samoa Economic Development Authority Revenue Bonds 06/16/21 120,000 100 .00 120
118
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 122 .54 123
119
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108 .03 1,620
1,756
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98 .20 491
571
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106 .13 743
775
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106 .61 981
1,032
Arizona Industrial Development Authority Revenue Bonds 04/15/21 50,000 105 .75 53
52
Arizona Industrial Development Authority Revenue Bonds 04/15/21 25,000 107 .19 27
26
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109 .57 33
31
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 110 .29 33
31
Arkansas Development Finance Authority Revenue Bonds 09/09/20 3,500,000 102 .51 3,589
3,852
Arkansas Development Finance Authority Revenue Bonds 12/08/20 1,000,000 107 .54 1,075
1,078
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100 .00 945
903
Artisan Lakes East Community Development District Special Assessment 06/17/21 220,000 100 .00 220
216
Artisan Lakes East Community Development District Special Assessment 06/17/21 550,000 105 .68 581
562
Artisan Lakes East Community Development District Special Assessment 06/17/21 905,000 105 .68 957
925
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99 .67 249
242
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99 .79 1,378
1,330
Astonia Community Development District Special Assessment 07/09/21 75,000 104 .90 79
76
Astonia Community Development District Special Assessment 07/09/21 50,000 104 .90 52
51
Atlanta Urban Redevelopment Agency Revenue Bonds 12/01/21 1,155,000 100 .00 1,155
1,169
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
107
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
106
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,065,000 99 .42 1,059
1,186
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,365,000 100 .00 1,365
1,303
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,245,000 102 .51 1,276
1,267
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
101
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .15 100
101
Beaumont Community Development District Special Assessment 01/25/19 115,000 100 .00 115
124
Bent Creek Community Development District Special Assessment 07/16/21 160,000 105 .46 169
162
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
536
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100 .00 500
477
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 101 .01 1,515
1,464
Bridgewalk Community Development District Special Assessment 01/25/22 365,000 103 .66 378
377
Brookstone Community Development District Special Assessment 01/23/18 45,000 100 .00 45
46
Build NYC Resource Corp. Revenue Bonds 01/14/21 250,000 109 .55 274
276
Build NYC Resource Corp. Revenue Bonds 04/08/21 100,000 111 .10 111
110
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100 .00 100
96
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 118 .41 414
395
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110 .95 1,109
1,057
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 1,000,000 100 .00 1,000
1,030
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 2,000,000 101 .97 2,039
2,032
California Community Housing Agency Revenue Bonds 07/24/20 2,000,000 108 .30 2,167
2,055
California Community Housing Agency Revenue Bonds 04/15/21 2,400,000 107 .27 2,559
2,387
California Enterprise Development Authority Revenue Bonds 06/18/21 250,000 111 .26 278
263
California Health Facilities Financing Authority Revenue Bonds 05/27/21 250,000 108 .78 272
285

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100 .37 838
855
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .47 995
1,117
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .60 1,539
1,699
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .70 1,882
2,047
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .35 65
70
California Pollution Control Financing Authority Revenue Bonds 09/29/15 4,180,000 105 .77 4,396
4,406
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .29 2,453
1,875
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .65 444
376
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110 .03 605
643
California Pollution Control Financing Authority Revenue Bonds 10/30/20 550,000 100 .00 550
543
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .50 681
681
California School Finance Authority Revenue Bonds 12/10/15 500,000 107 .01 535
549
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .43 1,064
1,120
California School Finance Authority Revenue Bonds 09/11/20 200,000 110 .75 221
228
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .15 625
633
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .30 158
165
California School Finance Authority Revenue Bonds 04/19/21 100,000 109 .39 109
108
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 111 .04 1,221
1,188
California School Finance Authority Revenue Bonds 07/21/21 100,000 115 .65 116
111
California School Finance Authority Revenue Bonds 07/22/21 465,000 114 .86 534
506
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102 .94 2,676
2,928
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106 .96 214
231
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107 .01 2,675
2,835
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .58 533
514
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .60 1,076
1,179
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .28 261
258
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105 .21 210
210
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110 .85 111
114
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,105,000 100 .76 4,135
4,562
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106 .31 1,334
1,420
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,000
2,079
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 111 .20 361
359
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107 .57 108
104
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108 .43 108
105
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103 .55 155
151
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 116 .86 351
339
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100 .00 585
616
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100 .00 385
390
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
153
Centre Lake Community Development District Special Assessment 11/17/21 1,025,000 106 .86 1,095
1,064
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100 .00 45
44
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103 .68 73
71
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 240,000 99 .00 238
256
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .12 364
377
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 750,000 105 .37 790
768
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 1,000,000 107 .73 1,077
1,037
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .81 1,392
1,859
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .26 1,886
2,493
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 111 .05 111
109
City of Anna Special Assessment 07/28/21 136,000 100 .00 136
127
City of Anna Special Assessment 07/28/21 504,000 100 .00 504
474
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100 .00 330
351
City of Bee Cave Special Assessment 10/27/21 281,000 100 .00 281
279
City of Bee Cave Special Assessment 10/27/21 100,000 100 .00 100
98
City of Bee Cave Special Assessment 10/27/21 122,000 100 .00 122
119
City of Celina Special Assessment 09/11/19 165,000 100 .00 165
172
City of Celina Special Assessment 09/29/21 386,000 102 .54 394
379

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 11/10/21 72,000 100 .00 72
69
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 11/10/21 28,000 100 .00 28
27
City of Celina Special Assessment 11/10/21 90,000 100 .00 90
86
City of Celina Special Assessment 11/10/21 61,000 100 .00 61
59
City of Celina Special Assessment 12/15/21 125,000 102 .98 129
125
City of Celina Special Assessment 12/15/21 55,000 99 .34 55
52
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
96
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
96
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
101
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
100
City of Crandall Special Assessment 06/08/21 100,000 99 .21 99
99
City of Crandall Special Assessment 06/08/21 100,000 99 .25 99
101
City of Elmendorf Special Assessment 08/20/21 100,000 100 .00 100
93
City of Fate Special Assessment 10/19/21 110,000 100 .56 111
106
City of Fate Special Assessment 10/19/21 100,000 99 .31 99
95
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
155
City of Goshen Revenue Bonds 08/06/21 1,000,000 100 .00 1,000
944
City of Haslet Special Assessment 07/30/20 200,000 105 .59 211
211
City of Haslet Special Assessment 10/19/21 100,000 101 .78 102
99
City of Hutto Special Assessment 04/05/21 296,000 99 .88 296
283
City of Hutto Special Assessment 10/22/21 100,000 102 .14 102
100
City of Justin Special Assessment 03/27/18 270,000 100 .00 270
294
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
107
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
107
City of Kyle Special Assessment 10/20/21 100,000 100 .00 100
96
City of Kyle Special Assessment 10/20/21 100,000 101 .28 101
98
City of Lavon Special Assessment Revenue Bonds 08/21/19 200,000 103 .06 206
210
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99 .39 99
105
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
96
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
97
City of Liberty Hill Special Assessment 12/14/21 150,000 103 .68 156
153
City of Manor Special Assessment 05/06/21 100,000 100 .00 100
95
City of Manor Special Assessment 05/06/21 100,000 102 .51 103
98
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100 .00 100
106
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
94
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
94
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
94
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105 .30 105
106
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100 .00 35
34
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101 .69 51
49
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,107
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
108
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
162
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
98
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
97
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
95
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .34 1,433
1,551
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
95
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
95
City of Oak Point Special Assessment 07/22/21 650,000 100 .00 650
608
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100 .00 100
103
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99 .53 100
104
City of Phoenix Industrial Development Authority Revenue Bonds 12/10/15 200,000 101 .95 204
871
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130

City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
105

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
109
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
109
City of Princeton Special Assessment 08/27/19 300,000 103 .63 311
317
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
231
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
336
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
128
City of Princeton Special Assessment 06/23/20 161,000 100 .00 161
165
City of Princeton Special Assessment 06/26/20 35,000 105 .06 37
37
City of Princeton Special Assessment 05/25/21 110,000 103 .45 114
111
City of Red Oak Special Assessment 06/15/21 100,000 102 .76 103
99
City of Red Oak Special Assessment 06/15/21 100,000 98 .93 99
94
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .44 124
130
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .91 103
104
City of Royse Special Assessment Revenue Bonds 07/15/20 100,000 101 .42 101
103
City of Royse Special Assessment Revenue Bonds 07/30/20 200,000 100 .73 201
205
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .10 101
102
City of San Marcos Special Assessment 12/16/21 100,000 100 .00 100
94
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 105 .31 1,343
1,401
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
97
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
97
City of South Charleston Revenue Bonds 01/14/22 165,000 100 .00 165
164
City of South Charleston Revenue Bonds 01/14/22 185,000 100 .00 185
184
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100 .37 1,155
1,112
City of South Charleston Revenue Bonds 01/14/22 100,000 100 .38 100
97
City of Venus Special Assessment 11/09/21 100,000 102 .68 103
100
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100 .00 100
103
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101 .74 102
102
Club Municipal Management District No. 2 Special Assessment 12/01/21 100,000 104 .02 104
102
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91 .30 260
229
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 91 .91 322
271
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 108 .99 360
356
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 100,000 108 .90 109
107
Commonwealth of Puerto Rico General Obligation Unlimited 12/07/21 2,500,000 99 .43 2,486
2,515
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 114 .51 1,145
1,174
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103 .95 944
975
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103 .94 104
109
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100 .00 500
479
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105 .75 2,052
1,983
Corkscrew Farms Community Development District Special Assessment 12/13/17 55,000 100 .00 55
58
Corkscrew Farms Community Development District Special Assessment 12/13/17 110,000 100 .00 110
116
County of Frederick Educational Facilities Revenue Bonds 01/19/18 1,705,000 106 .00 1,807
1,839
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103 .19 1,032
985
County of Medina Special Assessment 03/11/21 100,000 100 .00 100
96
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .87 114
126
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100 .00 975
952
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100 .00 280
274
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100 .60 560
546
CSCDA Community Improvement Authority Revenue Bonds 06/04/21 1,250,000 108 .09 1,351
1,155
CSCDA Community Improvement Authority Revenue Bonds 11/18/21 550,000 92 .01 506
463
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97 .98 980
1,098
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
1,001
Dauphin County General Authority Revenue Bonds 12/21/20 2,200,000 102 .17 2,248
2,616
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .88 99
114
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .92 148
171
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108 .72 326
350
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 109 .44 109
116
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 110 .10 253
272
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 110 .28 243
260

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .35 197
220
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .95 198
220
Denver Urban Renewal Authority Tax Allocation 10/11/18 585,000 99 .20 582
629
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105 .67 291
314
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 500,000 109 .81 549
567
DW Bayview Community Development District Special Assessment 02/05/21 50,000 103 .58 52
51
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99 .65 75
73
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
52
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .34 228
233
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
682
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .04 101
102
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .89 100
101
Entrada Community Development District Special Assessment 09/23/21 100,000 105 .34 105
103
Epperson North Community Development District Special Assessment 10/05/21 100,000 103 .32 103
102
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 4 .90 196
231
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .38 161
173
Farms New Kent Community Development Authority Special Assessment 06/25/21 320,000 100 .00 320
331
Finance Authority of Maine Revenue Bonds 12/17/21 125,000 100 .00 125
122
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
883
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100 .00 115
117
Florida Development Finance Corp. Revenue Bonds 04/02/19 1,965,000 100 .00 1,965
1,992
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113 .21 775
762
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .69 119
124
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101 .88 102
105
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .73 163
171
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103 .05 103
108
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .18 223
249
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101 .92 127
142
Florida Development Finance Corp. Revenue Bonds 12/11/20 1,470,000 95 .78 1,408
1,596
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 105 .79 106
103
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106 .84 107
104
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100 .00 100
98
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111 .72 112
106
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 102 .01 510
522
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .16 1,406
1,499
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .24 1,893
2,035
Glen Metropolitan District No. 3 General Obligation Limited 12/10/21 500,000 100 .00 500
467
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103 .59 104
101
Grand Oaks Community Development District Special Assessment 11/03/21 100,000 102 .47 102
100
Greenways Metropolitan District No. 1 General Obligation Limited 08/06/21 500,000 100 .00 500
468
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,321
Hawks Point Community Development District Special Assessment 06/23/17 185,000 103 .30 191
202
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
62
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97 .92 127
132
Hills Minneola Community Development District Special Assessment 08/04/21 500,000 104 .87 524
507
Horizon Metropolitan District No. 2 General Obligation Limited 07/28/21 500,000 100 .00 500
482
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
260
Illinois Finance Authority Revenue Bonds 02/25/20 705,000 120 .03 846
801
Illinois Finance Authority Revenue Bonds 07/01/21 2,375,000 111 .55 2,648
2,550
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101 .90 255
242
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102 .66 257
247
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .36 1,505
1,494
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
198
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
293
Kingman Gate Community Development District Special Assessment 03/03/21 50,000 101 .65 51
51
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250

La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
700

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
208
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .32 99
104
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .95 99
109
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .37 99
109
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 98 .98 99
102
Lakewood Ranch Stewardship District Special Assessment 12/10/21 100,000 106 .16 106
103
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
106
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
106
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,678
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97 .52 244
266
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102 .54 236
232
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102 .79 272
268
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,260,000 108 .90 2,461
2,452
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109 .99 55
56
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .89 55
57
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .63 117
130
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .92 117
130
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100 .00 225
224
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109 .79 110
106
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 125,000 110 .84 139
134
Maryland Economic Development Corp. Revenue Bonds 06/10/21 1,400,000 100 .00 1,400
1,400
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 106 .87 1,336
1,344
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
109
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
163
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110 .79 1,440
1,409
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .56 246
286
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .16 198
230
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
758
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100 .00 100
99
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 34 .88 61
64
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 10/20/21 1,500,000 100 .00 1,500
1,419
Mida Mountain Village Public Infrastructure District Special Assessment 04/09/21 600,000 101 .69 610
601
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99 .91 1,149
1,209
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,530,000 101 .11 1,547
1,465
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104 .98 210
218
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 106 .15 1,008
1,045
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 106 .40 957
991
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106 .91 1,096
1,130
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 117 .12 117
120
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 117 .45 117
120
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 117 .77 118
121
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 600,000 99 .69 598
623
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100 .00 175
188
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100 .00 100
105
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .44 40
44
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .64 189
207
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103 .06 1,134
1,200
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
104
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100 .00 310
319
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
184
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .52 111
111
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .72 1,017
1,075
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 300,000 109 .45 328
314

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 275,000 110 .42 304
289
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,185,000 109 .73 1,290
1,253
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 200,000 112 .64 225
214
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 114 .08 1,141
1,079
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,955,000 104 .84 2,061
2,101
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103 .07 412
444
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 105 .39 949
1,048
North Arkansas-1 Pasco Community Development District Special Assessment 10/27/21 100,000 102 .13 102
100
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100 .00 300
322
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100 .00 100
106
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 60,000 100 .00 60
62
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 70,000 100 .00 70
72
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100 .38 391
421
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99 .32 74
77
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
134
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
110
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .80 1,212
1,341
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .89 1,039
1,046
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 110 .54 1,105
1,052
Parish of St. James Revenue Bonds 05/20/20 125,000 100 .00 125
160
Parish of St. James Revenue Bonds 05/20/20 100,000 100 .00 100
128
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,119
Park East Community Development District Special Assessment 12/01/21 185,000 105 .42 195
189
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 112 .06 1,009
1,024
Philadelphia Authority for Industrial Development Revenue Bonds 11/24/20 350,000 111 .58 223
385
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
53
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
27
Pine Isle Community Development District Special Assessment 11/04/21 1,000,000 104 .62 1,046
1,020
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100 .00 100
92
Port Beaumont Navigation District Revenue Bonds 08/04/21 125,000 100 .00 125
109
Port Beaumont Navigation District Revenue Bonds 08/04/21 600,000 97 .20 583
509
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100 .00 1,900
1,809
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100 .00 210
217
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 570,000 99 .14 565
575
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99 .17 124
121
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .62 498
532
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100 .00 1,425
1,509
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .17 774
803
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .40 651
675
Public Finance Authority Revenue Bonds 02/21/19 525,000 101 .03 526
564
Public Finance Authority Revenue Bonds 05/01/19 20,000 100 .59 20
21
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .63 102
109
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .42 25
27
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
1,028
Public Finance Authority Revenue Bonds 12/11/19 1,000,000 113 .30 1,133
1,167
Public Finance Authority Revenue Bonds 08/10/20 150,000 106 .97 160
170
Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .17 473
499
Public Finance Authority Revenue Bonds 08/28/20 200,000 105 .86 212
223
Public Finance Authority Revenue Bonds 09/16/20 65,000 106 .00 69
75
Public Finance Authority Revenue Bonds 12/03/20 350,000 109 .38 383
383
Public Finance Authority Revenue Bonds 03/26/21 935,000 94 .68 885
901
Public Finance Authority Revenue Bonds 03/26/21 875,000 98 .47 862
847
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .35 108
105
Public Finance Authority Revenue Bonds 05/28/21 100,000 109 .03 109
106
Public Finance Authority Revenue Bonds 08/02/21 600,000 100 .00 600
580
Public Finance Authority Revenue Bonds 11/10/21 890,000 101 .82 906
876
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108 .92 1,089
1,064
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100 .00 350
383

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 82 .79 83
87
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 118 .10 2,362
2,418
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,625,000 116 .81 1,898
1,904
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 2,280,000 109 .01 2,488
2,556
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 1,250,000 119 .46 1,494
1,532
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 900,000 100 .00 900
902
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
605
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
606
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
587
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
971
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100 .00 500
503
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .48 226
247
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
111
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
222
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 100 .00 1,000
997
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 103 .05 1,030
1,029
Saddle Creek Preserve of Polk County Community Development District
Special Assessment 01/28/22 1,000,000 100 .00 1,000
997
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 12/03/21 2,866,000 116 .45 3,337
3,214
Sandmine Road Community Development District Special Assessment 08/14/20 20,000 100 .00 20
20
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
25
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
61
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .13 50
51
Sandmine Road Community Development District Special Assessment 10/14/21 50,000 104 .26 52
51
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99 .67 199
197
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99 .73 100
99
Sawyers Landing Community Development District Special Assessment 08/04/21 160,000 97 .63 156
166
Sawyers Landing Community Development District Special Assessment 08/04/21 175,000 99 .14 173
183
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111 .29 150
144
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112 .66 113
106
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
111
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .63 174
193
Sherwood Manor Community Development District Special Assessment 10/22/18 200,000 98 .68 197
225
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100 .00 100
102
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97 .32 608
702
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 113 .25 311
310
Southshore Bay Community Development District Special Assessment 08/25/21 750,000 100 .00 750
720
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .91 141
155
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100 .99 232
255
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .36 2,262
2,305
State of Ohio Revenue Bonds 11/14/19 275,000 106 .34 292
284
State of Ohio Revenue Bonds 12/05/19 110,000 108 .84 120
115
Stellar North Community Development District Special Assessment 11/10/21 890,000 100 .00 890
850
Stillwater Community Development District Special Assessment 03/17/21 50,000 100 .41 50
50
Stillwater Community Development District Special Assessment 03/17/21 100,000 102 .90 103
102
Stonewater Community Development District Special Assessment 10/13/21 100,000 104 .60 105
102
Stoneybrook South at Championsgate Community Development District Special
Assessment 11/25/20 1,000,000 100 .00 1,000
1,000
Storey Drive Community Development District Special Assessment 01/12/22 125,000 104 .76 131
128
Storey Park Community Development District Special Assessment 05/25/21 25,000 100 .00 25
24
Storey Park Community Development District Special Assessment 05/25/21 50,000 104 .14 52
51
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102 .78 77
75
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .18 982
1,116
Timber Creek Southwest Community Development District Special Assessment 09/30/21 1,375,000 104 .22 1,433
1,411
Timber Creek Southwest Community Development District Special Assessment 09/30/21 250,000 99 .21 248
245
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100 .00 100
100
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .26 99
111

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .25 99
108
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .37 99
108
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
159
Town of Argyle Special Assessment 01/24/18 100,000 100 .00 100
102
Town of Little Elm Special Assessment 12/06/17 100,000 100 .35 100
107
Town of Little Elm Special Assessment 11/07/18 730,000 100 .00 730
823
Town of Little Elm Special Assessment 12/22/21 100,000 100 .00 100
93
Town of Little Elm Special Assessment 12/22/21 100,000 99 .00 99
94
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98 .57 261
296
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 745,000 98 .52 734
682
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99 .01 158
147
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 929,000 100 .00 929
966
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/21 1,000,000 110 .56 1,106
1,084
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100 .00 290
308
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .51 205
228
Two Rivers North Community Development District Special Assessment 01/14/22 200,000 100 .00 100
200
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100 .00 1,000
972
Union County Improvement Authority Revenue Bonds 10/23/19 600,000 100 .72 604
613
Union Park East Community Development District Special Assessment 06/02/17 500,000 102 .78 514
560
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105 .90 106
103
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100 .59 453
425
Utah Charter School Finance Authority Revenue Bonds 12/14/21 555,000 104 .45 580
566
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .30 98
102
V-Dana Community Development District Special Assessment 04/01/21 500,000 99 .40 497
493
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .49 487
554
Ventana Community Development District Special Assessment 03/01/18 500,000 98 .03 490
554
Veranda Community Development District II Special Assessment 02/24/21 65,000 100 .00 65
65
Veranda Community Development District II Special Assessment 02/24/21 90,000 101 .64 91
91
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98 .65 99
107
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
108
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,456
Village Community Development District No. 12 Special Assessment 03/16/18 660,000 100 .00 660
711
Village Community Development District No. 12 Special Assessment 06/06/18 660,000 101 .24 668
711
Village Community Development District No. 13 Special Assessment 09/11/20 590,000 100 .00 590
599
Village Community Development District No. 13 Special Assessment 09/11/20 265,000 100 .00 265
270
Villages of Glen Creek Community Development District Special Assessment 01/12/22 75,000 103 .40 78
76
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104 .29 1,043
1,152
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .77 216
213
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .48 163
160
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 105 .15 3,155
3,019
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
165
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
164
West Port Community Development District Special Assessment 08/05/20 1,780,000 102 .38 1,814
1,822
West Port Community Development District Special Assessment 05/10/21 90,000 100 .00 90
87
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99 .31 1,922
1,906
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98 .86 114
111
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
105
Westside Community Development District Special Assessment 09/20/19 100,000 99 .82 100
105
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
133
Wildblue Community Development District Special Assessment 05/23/19 250,000 100 .28 251
264
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100 .00 750
699
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 76 .61 460
434
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100 .00 500
472
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100 .00 50
48
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104 .55 52 50
261,076
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 20,219 03/22
162
United States 10 Year Ultra Treasury Note Futures 134 USD 19,139 03/22
155
United States Treasury Ultra Bond Futures 59 USD 11,147 03/22 233
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 550
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 2 0,000 $ — $ — $ 2 0,000
Alaska — 3,710 — — 3,710
American Samoa — 237 — — 2 37
Arizona — 25,774 — — 25,774
Arkansas — 10,378 — — 10,378
California — 165,837 — — 165,837
Colorado — 70,384 — — 70,384
Connecticut — 16,392 — — 16,392
Delaware — 1,334 — — 1,334
District of Columbia — 17,961 — — 17,961
Florida — 166,893 — — 166,893
Georgia — 31,863 — — 31,863
Guam — 16,175 — — 16,175
Hawaii — 5,925 — — 5,925
Idaho — 1,305 — — 1,305
Illinois — 163,883 — — 163,883
Indiana — 7,449 — — 7,449
Iowa — 7,068 — — 7,068
Kansas — 1,009 — — 1,009
Kentucky — 4,769 — — 4,769
Louisiana — 16,757 — — 16,757
Maine — 5,748 — — 5,748
Maryland — 14,377 — — 14,377
Massachusetts — 13,276 — — 13,276
Michigan — 42,414 — — 42,414
Minnesota — 12,297 — — 12,297
Mississippi — 24,053 — — 24,053
Missouri — 10,101 — — 10,101
Montana — 3,214 — — 3,214
Nevada — 6,164 — — 6,164
New Hampshire — 7,188 — — 7,188
New Jersey — 81,909 — — 81,909
New Mexico — 139 — — 139
New York — 131,588 — — 131,588
North Carolina — 15,724 — — 15,724

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
North Dakota — 5,271 — — 5,271
Ohio — 61,075 — — 61,075
Oklahoma — 8,613 — — 8,613
Oregon — 11,178 — — 11,178
Pennsylvania — 90,391 — — 90,391
Puerto Rico — 121,849 — — 121,849
Rhode Island — 2,512 — — 2,512
South Carolina — 10,416 — — 10,416
South Dakota — 2,284 — — 2,284
Tennessee — 9,087 — — 9,087
Texas — 99,511 — — 99,511
Utah — 17,371 737 — 18,108
Vermont — 2,760 — — 2,760
Virgin Islands — 7,297 — — 7,297
Virginia — 20,069 — — 20,069
Washington — 25,418 — — 25,418
West Virginia — 5,070 — — 5,070
Wisconsin — 32,858 — — 32,858
Wyoming — 1,044 — — 1,044
Short-Term Investments — — — 67,313 67,313
Total Investments
$ — $ 1,657,369 $ 737 $ 67,313 $ 1,725,419
Other Financial Instruments
Assets
Futures Contracts 550 — — — 550
Total Other Financial Instruments
*
$ 550 $ — $ — $ — $ 550
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.1%
Alabama - 1.7%
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 150 4.000
01/01/33
169
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 200 4.000
01/01/34
225
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 300 4.000
01/01/36
335
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 530 4.000
01/01/38
591
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 380 4.000
01/01/39
423
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 425 4.000
09/01/35
493
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 400 4.000
09/01/36
464
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 750 4.000
09/01/37
869
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 645 4.000
09/01/38
746
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 625 4.000
09/01/39
721
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 610 4.000
09/01/40
703
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 525 4.000
09/01/41
604
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 1,945 4.000
09/01/46
2,212
Alabama Community College System Revenue Bonds
(µ) 210 3.000
11/01/22
214
Alabama Community College System Revenue Bonds
(µ) 235 4.000
11/01/25
256
Alabama Federal Aid Highway Finance Authority Revenue Bonds
1,725 5.000
09/01/28
2,058
Bessemer Governmental Utility Services Corp. Revenue Bonds
(µ) 1,000 5.000
06/01/31
1,175
Birmingham Airport Authority Revenue Bonds
(µ) 700 5.000
07/01/28
843
Birmingham Airport Authority Revenue Bonds
(µ) 760 5.000
07/01/29
932
Birmingham Airport Authority Revenue Bonds
(µ) 1,000 4.000
07/01/37
1,143
Birmingham Airport Authority Revenue Bonds
(µ) 700 4.000
07/01/39
796
Birmingham Airport Authority Revenue Bonds
(µ) 600 4.000
07/01/40
680
Black Belt Energy Gas District Revenue Bonds
(SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 27,000 0.410
12/01/26
26,847
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
2,000 5.000
06/01/32
2,225
City of Gadsden General Obligation Unlimited
(µ) 1,690 5.000
08/01/27
1,992
City of Montgomery General Obligation Unlimited
500 4.000
12/01/35
585
City of Montgomery General Obligation Unlimited
500 4.000
12/01/37
584
County of Jefferson Sewer Revenue Bonds
2,230 5.000
10/01/22
2,295
County of Jefferson Sewer Revenue Bonds
(µ) 585 5.500
10/01/53
638
County of Jefferson Sewer Revenue Bonds
250 6.500
10/01/53
283
Homewood Educational Building Authority Revenue Bonds
(µ) 485 5.000
12/01/26
502
Homewood Educational Building Authority Revenue Bonds
(µ)(ae) 2,750 5.000
12/01/41
2,848
Limestone County Board of Education Special Tax
(µ) 1,000 5.000
11/01/30
1,070
Limestone County Board of Education Special Tax
(µ) 1,000 5.000
11/01/31
1,070
Mobile County Board of School Commissioners Revenue Bonds
1,445 5.000
03/01/32
1,451
Phoenix City Board of Education School Warrants Special Tax
(µ) 2,140 4.000
08/01/39
2,448
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,590 4.000
11/01/37
1,727
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,670 4.000
11/01/38
1,810
Southeast Alabama Gas Supply District Revenue Bonds
760 4.000
06/01/24
804
Southeast Alabama Gas Supply District Revenue Bonds
(USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 0.966
06/01/49
2,002
University of South Alabama Revenue Bonds
(µ) 1,530 5.000
11/01/24
1,685
University of South Alabama Revenue Bonds
(µ) 1,695 5.000
11/01/25
1,918
University of South Alabama Revenue Bonds
(µ) 1,000 5.000
10/01/31
1,172
University of South Alabama Revenue Bonds
(µ) 715 5.000
10/01/32
837
University of South Alabama Revenue Bonds
(µ) 325 5.000
10/01/36
380
University of West Alabama Revenue Bonds
(µ) 200 5.000
01/01/28
234
University of West Alabama Revenue Bonds
(µ) 200 5.000
01/01/29
238
University of West Alabama Revenue Bonds
(µ) 200 5.000
01/01/30
242
University of West Alabama Revenue Bonds
(µ) 300 4.000
01/01/33
335
University of West Alabama Revenue Bonds
(µ) 330 4.000
01/01/34
367
University of West Alabama Revenue Bonds
(µ) 430 4.000
01/01/35
477
University of West Alabama Revenue Bonds
(µ) 450 4.000
01/01/36
499
University of West Alabama Revenue Bonds
(µ) 250 4.000
01/01/38
276

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of West Alabama Revenue Bonds
(µ) 380 4.000
01/01/39
419
76,912
Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds
1,170 5.000
04/01/25
1,221
Alaska Industrial Development & Export Authority Revenue Bonds
785 5.000
06/01/28
863
Alaska Industrial Development & Export Authority Revenue Bonds
465 5.000
06/01/33
517
Alaska Municipal Bond Bank Authority Revenue Bonds
160 5.000
12/01/26
187
Alaska Municipal Bond Bank Authority Revenue Bonds
635 5.000
12/01/27
756
Alaska Municipal Bond Bank Authority Revenue Bonds
295 5.000
12/01/28
358
Alaska Municipal Bond Bank Authority Revenue Bonds
300 5.000
12/01/29
370
Alaska Municipal Bond Bank Authority Revenue Bonds
210 5.000
12/01/30
264
City of Valdez Revenue Bonds
(~)(Ê) 3,400 0.150
05/01/31
3,400
Northern Tobacco Securitization Corp. Revenue Bonds
200 5.000
06/01/27
236
Northern Tobacco Securitization Corp. Revenue Bonds
500 5.000
06/01/30
624
Northern Tobacco Securitization Corp. Revenue Bonds
125 0.500
06/01/31
120
Northern Tobacco Securitization Corp. Revenue Bonds
875 5.000
06/01/31
1,111
Northern Tobacco Securitization Corp. Revenue Bonds
875 5.000
06/01/32
1,100
Northern Tobacco Securitization Corp. Revenue Bonds
750 5.000
06/01/33
941
Northern Tobacco Securitization Corp. Revenue Bonds
1,000 4.000
06/01/34
1,163
State of Alaska International Airports System Revenue Bonds
1,375 4.000
10/01/32
1,613
State of Alaska International Airports System Revenue Bonds
1,180 4.000
10/01/33
1,384
State of Alaska International Airports System Revenue Bonds
1,000 4.000
10/01/34
1,171
State of Alaska International Airports System Revenue Bonds
825 4.000
10/01/35
962
18,361
Arizona - 1.5%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 6,625 1.770
01/01/37
6,537
Arizona Health Facilities Authority Revenue Bonds
(~)(Ê) 3,750 0.070
01/01/46
3,750
Arizona Industrial Development Authority Revenue Bonds
490 5.000
05/01/27
518
Arizona Industrial Development Authority Revenue Bonds
270 5.000
05/01/28
286
Arizona Industrial Development Authority Revenue Bonds
1,180 5.000
11/01/28
1,412
Arizona Industrial Development Authority Revenue Bonds
(Þ) 265 3.000
12/15/31
267
Arizona Industrial Development Authority Revenue Bonds
1,450 5.000
11/01/32
1,738
Arizona Industrial Development Authority Revenue Bonds
1,100 5.000
11/01/35
1,299
Arizona Industrial Development Authority Revenue Bonds
1,050 5.000
11/01/37
1,236
Arizona Industrial Development Authority Revenue Bonds
1,890 4.000
11/01/39
2,120
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000
11/01/39
1,174
Arizona Industrial Development Authority Revenue Bonds
800 4.000
11/01/40
890
Arizona Industrial Development Authority Revenue Bonds
225 4.000
07/01/41
241
Arizona Industrial Development Authority Revenue Bonds
120 5.000
01/01/43
114
Arizona Industrial Development Authority Revenue Bonds
225 5.000
11/01/44
262
Arizona Industrial Development Authority Revenue Bonds
500 4.500
01/01/49
426
Arizona Industrial Development Authority Revenue Bonds
275 5.000
01/01/54
256
Arizona Transportation Board Revenue Bonds
2,735 5.000
07/01/25
2,989
City of Glendale Excise Tax Revenue Bonds
2,505 5.000
07/01/29
2,959
City of Glendale Excise Tax Revenue Bonds
2,025 5.000
07/01/32
2,373
City of Mesa Utility System Revenue Bonds
1,400 4.000
07/01/35
1,654
City of Phoenix Civic Improvement Corp. Revenue Bonds
1,740 5.000
07/01/34
1,942
City of Phoenix Civic Improvement Corp. Revenue Bonds
1,000 5.000
07/01/44
1,226
City of Phoenix Civic Improvement Corp. Revenue Bonds
275 5.000
07/01/45
321
County of Pinal Revenue Bonds
1,775 5.000
08/01/25
1,942
Entertainment Center Community Facilities District Revenue Bonds
3,233 4.000
07/01/37
3,246
Festival Ranch Community Facilities District General Obligation Unlimited
(µ) 850 4.000
07/15/36
935
Industrial Development Authority of the County of Pima (The) Revenue Bonds
500 5.000
04/01/32
630
Industrial Development Authority of the County of Pima (The) Revenue Bonds
575 5.000
04/01/33
724
Industrial Development Authority of the County of Pima (The) Revenue Bonds
795 5.000
04/01/34
1,000
Industrial Development Authority of the County of Pima (The) Revenue Bonds
410 4.000
04/01/35
475
Industrial Development Authority of the County of Pima (The) Revenue Bonds
420 4.000
04/01/36
486

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Industrial Development Authority of the County of Pima (The) Revenue Bonds
450 4.000
04/01/37
520
Industrial Development Authority of the County of Pima (The) Revenue Bonds
520 4.000
04/01/38
599
Industrial Development Authority of the County of Pima (The) Revenue Bonds
700 4.000
04/01/39
806
Industrial Development Authority of the County of Pima (The) Revenue Bonds
675 4.000
04/01/40
774
La Paz County Industrial Development Authority Revenue Bonds
50 4.000
02/15/41
54
Maricopa County Industrial Development Authority Revenue Bonds
850 5.000
09/01/30
1,028
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 100 3.000
07/01/31
104
Maricopa County Industrial Development Authority Revenue Bonds
1,000 5.000
09/01/31
1,206
Maricopa County Industrial Development Authority Revenue Bonds
925 5.000
09/01/32
1,114
Maricopa County Industrial Development Authority Revenue Bonds
800 5.000
09/01/33
963
Maricopa County Industrial Development Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.380%)(ae)(Ê) 1,825 0.450
01/01/35
1,825
Maricopa County Industrial Development Authority Revenue Bonds
610 4.000
01/01/41
678
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 515 4.000
07/01/41
553
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 325 5.000
07/01/29
384
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 250 5.000
07/01/30
295
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 125 5.000
07/01/28
147
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 215 5.000
07/01/29
251
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 765 5.000
07/01/30
891
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
1,960 5.000
01/01/36
2,335
Salt Verde Financial Corp. Revenue Bonds
1,090 5.250
12/01/24
1,202
Salt Verde Financial Corp. Revenue Bonds
800 5.000
12/01/37
1,055
Student & Academic Services LLC Revenue Bonds
(µ) 425 5.000
06/01/27
460
Student & Academic Services LLC Revenue Bonds
(µ) 390 5.000
06/01/28
421
Tempe Industrial Development Authority Revenue Bonds
(Þ) 20 4.000
10/01/23
20
Tempe Industrial Development Authority Revenue Bonds
215 4.000
12/01/23
224
Tempe Industrial Development Authority Revenue Bonds
110 4.000
12/01/24
117
Town of Marana Revenue Bonds
1,485 5.000
07/01/28
1,569
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 340 4.000
07/01/31
394
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 355 4.000
07/01/32
409
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 370 4.000
07/01/33
427
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 370 4.000
07/01/34
426
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 350 4.000
07/01/35
402
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 315 4.000
07/01/36
362
67,443
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds
200 4.000
07/01/24
208
Arkansas Development Finance Authority Revenue Bonds
190 4.000
07/01/26
201
Arkansas Development Finance Authority Revenue Bonds
230 4.000
07/01/28
246
Arkansas Development Finance Authority Revenue Bonds
50 3.000
07/01/32
48
Arkansas Development Finance Authority Revenue Bonds
955 4.000
06/01/35
1,075
Arkansas Development Finance Authority Revenue Bonds
230 3.125
07/01/36
223
Batesville Public Facilities Board Revenue Bonds
70 5.000
06/01/22
71
Batesville Public Facilities Board Revenue Bonds
95 5.000
06/01/23
99
Batesville Public Facilities Board Revenue Bonds
140 5.000
06/01/24
150
Batesville Public Facilities Board Revenue Bonds
165 5.000
06/01/25
181
Batesville Public Facilities Board Revenue Bonds
230 5.000
06/01/26
258
Batesville Public Facilities Board Revenue Bonds
225 5.000
06/01/27
257
City of Fort Smith Water & Sewer Revenue Bonds
3,500 5.000
10/01/31
4,222
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000
10/01/36
647
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000
10/01/37
646
City of Sherwood Sales & Use Tax Revenue Bonds
495 4.000
12/01/30
553
City of Sherwood Sales & Use Tax Revenue Bonds
215 3.050
12/01/43

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Pulaski Revenue Bonds
1,000 5.000
03/01/29
1,153
Southern Arkansas University Revenue Bonds
(µ) 1,005 4.000
03/01/33
1,049
Southern Arkansas University Revenue Bonds
(µ) 1,500 4.000
03/01/36
1,566
University of Central Arkansas Revenue Bonds
(µ) 400 3.250
11/01/33
414
University of Central Arkansas Revenue Bonds
(µ) 325 5.000
11/01/36
366
13,852
California - 8.6%
Apple Valley Public Financing Authority Tax Allocation
(µ) 500 4.000
06/01/31
581
Apple Valley Public Financing Authority Tax Allocation
(µ) 1,350 4.000
06/01/36
1,546
Banning Unified School District General Obligation Unlimited
(µ) 500 5.000
08/01/28
576
Bay Area Toll Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 0.360
04/01/27
1,750
Bay Area Toll Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 0.470
04/01/28
1,202
Beaumont Financing Authority Special Tax
995 5.000
09/01/45
1,089
Brea Redevelopment Agency Tax Allocation
600 5.000
08/01/32
707
Brentwood Infrastructure Financing Authority Special Assessment
(µ) 995 5.000
09/02/29
1,088
Brentwood Union School District General Obligation Unlimited
200 5.000
08/01/32
230
Brentwood Union School District General Obligation Unlimited
250 5.000
08/01/33
287
California County Tobacco Securitization Agency Revenue Bonds
100 4.000
06/01/49
109
California County Tobacco Securitization Agency Revenue Bonds
125 5.000
06/01/49
145
California Educational Facilities Authority Revenue Bonds
200 5.000
10/01/27
239
California Educational Facilities Authority Revenue Bonds
445 5.000
10/01/32
534
California Educational Facilities Authority Revenue Bonds
800 5.000
10/01/35
958
California Health Facilities Financing Authority Revenue Bonds
1,265 5.000
02/01/27
1,483
California Health Facilities Financing Authority Revenue Bonds
(Þ) 875 2.125
11/15/27
878
California Health Facilities Financing Authority Revenue Bonds
1,350 5.000
02/01/28
1,584
California Health Facilities Financing Authority Revenue Bonds
(~)(ae)(Ê) 5,000 5.000
11/01/29
6,168
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000
11/15/29
1,027
California Health Facilities Financing Authority Revenue Bonds
365 5.000
08/15/32
427
California Health Facilities Financing Authority Revenue Bonds
600 5.000
08/15/33
701
California Health Facilities Financing Authority Revenue Bonds
1,600 5.000
08/15/35
1,866
California Health Facilities Financing Authority Revenue Bonds
4,000 4.000
08/15/40
4,635
California Health Facilities Financing Authority Revenue Bonds
850 5.000
08/15/47
982
California Infrastructure & Economic Development Bank Revenue Bonds
185 5.000
10/01/22
190
California Infrastructure & Economic Development Bank Revenue Bonds
320 5.000
11/01/26
371
California Infrastructure & Economic Development Bank Revenue Bonds
135 5.000
11/01/27
160
California Infrastructure & Economic Development Bank Revenue Bonds
(~)(ae)(Ê) 2,750 1.200
06/01/28
2,681
California Infrastructure & Economic Development Bank Revenue Bonds
295 5.000
11/01/32
352
California Infrastructure & Economic Development Bank Revenue Bonds
400 5.000
11/01/33
477
California Infrastructure & Economic Development Bank Revenue Bonds
675 4.000
05/01/39
772
California Infrastructure & Economic Development Bank Revenue Bonds
400 4.000
05/01/40
454
California Infrastructure & Economic Development Bank Revenue Bonds
460 4.000
05/01/41
521
California Municipal Finance Authority Revenue Bonds
545 2.000
07/01/24
545
California Municipal Finance Authority Revenue Bonds
100 5.000
10/01/26
115
California Municipal Finance Authority Revenue Bonds
690 5.000
08/15/27
814
California Municipal Finance Authority Revenue Bonds
250 5.000
10/01/27
294
California Municipal Finance Authority Revenue Bonds
225 5.000
10/01/29
269
California Municipal Finance Authority Revenue Bonds
10,100 5.000
05/15/30
11,991
California Municipal Finance Authority Revenue Bonds
100 5.000
10/01/30
119
California Municipal Finance Authority Revenue Bonds
350 5.000
01/01/31
422
California Municipal Finance Authority Revenue Bonds
(µ) 200 5.000
05/15/31
251
California Municipal Finance Authority Revenue Bonds
75 4.000
07/01/31
83
California Municipal Finance Authority Revenue Bonds
(µ) 750 4.000
05/15/32
865
California Municipal Finance Authority Revenue Bonds
800 5.000
08/15/32
941
California Municipal Finance Authority Revenue Bonds
1,200 5.000
08/15/34
1,412
California Municipal Finance Authority Revenue Bonds
(µ) 1,200 4.000
05/15/35
1,380
California Municipal Finance Authority Revenue Bonds
400 5.000
02/01/36
463

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds
250 4.000
07/01/41
278
California Municipal Finance Authority Revenue Bonds
575 5.000
07/01/47
665
California Public Finance Authority Revenue Bonds
400 4.000
10/15/27
449
California Public Finance Authority Revenue Bonds
360 4.000
10/15/28
409
California Public Finance Authority Revenue Bonds
(~)(Ê) 680 4.000
10/15/51
792
California Public Works Board Revenue Bonds
1,000 4.000
05/01/36
1,152
California Public Works Board Revenue Bonds
500 4.000
05/01/37
574
California School Finance Authority Revenue Bonds
(Þ) 260 2.000
10/01/23
262
California School Finance Authority Revenue Bonds
(Þ) 295 2.000
10/01/26
294
California School Finance Authority Revenue Bonds
(Þ) 215 3.000
10/01/31
223
California School Finance Authority Revenue Bonds
500 4.000
11/01/31
540
California School Finance Authority Revenue Bonds
(Þ) 100 5.000
07/01/40
112
California School Finance Authority Revenue Bonds
980 4.000
11/01/41
1,038
California School Finance Authority Revenue Bonds
(Þ) 525 5.000
08/01/46
576
California Statewide Communities Development Authority Revenue Bonds
1,475 5.000
05/15/23
1,553
California Statewide Communities Development Authority Revenue Bonds
575 4.000
09/02/23
597
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 2,350 0.090
05/15/24
2,350
California Statewide Communities Development Authority Revenue Bonds
500 4.000
09/02/26
540
California Statewide Communities Development Authority Revenue Bonds
400 4.000
09/02/27
435
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,630 3.500
11/01/27
2,823
California Statewide Communities Development Authority Revenue Bonds
(Þ) 350 5.000
12/01/27
404
California Statewide Communities Development Authority Revenue Bonds
300 4.000
09/02/28
328
California Statewide Communities Development Authority Revenue Bonds
570 1.750
09/01/29
550
California Statewide Communities Development Authority Revenue Bonds
275 5.000
04/01/30
319
California Statewide Communities Development Authority Revenue Bonds
300 4.000
09/02/30
333
California Statewide Communities Development Authority Revenue Bonds
3,125 6.125
11/01/33
3,366
California Statewide Communities Development Authority Revenue Bonds
900 5.000
08/01/34
938
California Statewide Communities Development Authority Revenue Bonds
(µ) 2,210 4.000
05/15/35
2,532
California Statewide Communities Development Authority Revenue Bonds
(µ) 3,250 4.000
05/15/36
3,718
California Statewide Communities Development Authority Revenue Bonds
425 3.000
04/01/37
437
California Statewide Communities Development Authority Revenue Bonds
(µ) 3,590 4.000
05/15/37
4,101
California Statewide Communities Development Authority Revenue Bonds
(µ) 2,800 4.000
05/15/38
3,191
California Statewide Communities Development Authority Revenue Bonds
(µ) 2,025 4.000
05/15/39
2,304
California Statewide Communities Development Authority Revenue Bonds
625 4.000
09/01/41
696
California Statewide Communities Development Authority Revenue Bonds
825 5.000
04/01/47
944
Camarillo Community Development Commission Successor Agency Tax Allocation
(µ) 425 4.000
09/01/38
463
Chula Vista Community Facilities District Special Tax
880 4.000
09/01/36
970
Chula Vista Community Facilities District Special Tax
770 4.000
09/01/41
844
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
125 4.000
09/01/41
137
City of Bell General Obligation Unlimited
(µ) 500 3.375
08/01/33
537
City of Bell General Obligation Unlimited
(µ) 500 3.375
08/01/34
536
City of Berkeley General Obligation Unlimited
140 5.000
09/01/22
144
City of Calimesa California Special Tax
415 4.000
09/01/37
458
City of Clovis Wastewater Revenue Bonds
(µ) 1,250 5.000
08/01/28
1,486
City of Dublin Special Tax
100 4.000
09/01/45
108
City of Lemoore Water Revenue Bonds
(µ) 230 5.000
06/01/33
279
City of Lemoore Water Revenue Bonds
(µ) 500 5.000
06/01/38
604
City of Lemoore Water Revenue Bonds
(µ) 600 5.000
06/01/39
725
City of Los Angeles Department of Airports Revenue Bonds
725 5.000
05/15/28
810
City of Los Angeles Department of Airports Revenue Bonds
6,240 5.000
05/15/38
7,919
City of Los Angeles Department of Airports Revenue Bonds
6,190 4.000
05/15/39
7,220
City of Los Angeles Department of Airports Revenue Bonds
1,500 5.000
05/15/39
1,873
City of Los Angeles Department of Airports Revenue Bonds
7,630 4.000
05/15/40
8,881
City of Los Angeles Department of Airports Revenue Bonds
6,755 4.000
05/15/41
7,843
City of Ontario Special Tax
500 4.000
09/01/36
557
City of Palm Desert Special Tax
25 4.000
09/01/30
28

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Palm Desert Special Tax
25 4.000
09/01/33
28
City of Palm Desert Special Tax
25 4.000
09/01/36
28
City of Roseville Special Tax
5 3.000
09/01/22
5
City of Roseville Special Tax
10 4.000
09/01/24
11
City of Roseville Special Tax
10 4.000
09/01/26
11
City of Roseville Special Tax
10 5.000
09/01/30
12
City of Roseville Special Tax
25 4.000
09/01/32
28
City of Roseville Special Tax
30 4.000
09/01/34
33
City of Roseville Special Tax
35 4.000
09/01/36
38
City of Roseville Special Tax
125 2.500
09/01/37
115
City of Roseville Special Tax
40 4.000
09/01/38
44
City of Roseville Special Tax
45 4.000
09/01/40
49
City of Roseville Special Tax
75 4.000
09/01/41
83
City of Sacramento Special Tax
125 4.000
09/01/41
137
City of Sacramento Unified School District General Obligation Unlimited
(µ) 3,000 5.000
07/01/31
3,053
City of Susanville Natural Gas Revenue Bonds
(µ) 735 4.000
06/01/32
843
City of Vernon Electric System Revenue Bonds
475 5.000
10/01/24
521
Coast Community College District General Obligation Unlimited
(ae) 7,065 5.000
08/01/27
8,422
Compton Unified School District General Obligation Unlimited
(µ) 1,250 4.000
06/01/30
1,389
Compton Unified School District General Obligation Unlimited
(µ) 2,000 4.000
06/01/31
2,219
Compton Unified School District General Obligation Unlimited
(µ) 1,850 4.000
06/01/32
2,050
Corona-Norco Unified School District General Obligation Unlimited
3,430 4.000
08/01/39
3,889
County of San Diego Special Tax
185 4.000
09/01/45
200
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,105 5.000
09/01/28
1,301
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 400 5.000
09/01/29
469
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 775 5.000
09/01/32
903
Dinuba Redevelopment Agency Tax Allocation
(µ) 590 5.000
09/01/33
646
Dixon Unified School District General Obligation Unlimited
(µ) 110 5.000
08/01/34
135
Golden State Tobacco Securitization Corp. Revenue Bonds
(ae) 650 5.000
06/01/25
730
Golden State Tobacco Securitization Corp. Revenue Bonds
3,690 5.000
06/01/28
4,371
Golden State Tobacco Securitization Corp. Revenue Bonds
11,175 5.000
06/01/31
13,537
Golden State Tobacco Securitization Corp. Revenue Bonds
10,700 5.000
06/01/32
12,961
Golden State Tobacco Securitization Corp. Revenue Bonds
4,550 5.000
06/01/34
5,511
Grossmont-Cuyamaca Community College District General Obligation Unlimited
425 5.000
08/01/34
516
Grossmont-Cuyamaca Community College District General Obligation Unlimited
500 5.000
08/01/35
607
Grossmont-Cuyamaca Community College District General Obligation Unlimited
1,000 5.000
08/01/36
1,213
Grossmont-Cuyamaca Community College District General Obligation Unlimited
1,125 5.000
08/01/37
1,364
Hemet Unified School District General Obligation Unlimited
(µ) 400 4.000
08/01/40
432
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds
(µ) 1,000 5.000
06/01/36
1,139
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 760 5.000
08/15/29
913
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 410 5.000
08/15/30
491
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,845 5.000
08/15/31
2,201
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,625 5.000
08/15/32
1,937
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,100 5.000
08/15/33
1,311
Inglewood Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,000 5.000
05/01/33
1,169
Inglewood Unified School District General Obligation Unlimited
(µ) 250 4.000
08/01/26
278
Inglewood Unified School District General Obligation Unlimited
(µ) 325 5.000
08/01/28
384
Inglewood Unified School District General Obligation Unlimited
(µ) 400 5.000
08/01/30
469
Inglewood Unified School District General Obligation Unlimited
(µ) 790 5.000
08/01/31
919
Inglewood Unified School District General Obligation Unlimited
(µ) 345 5.000
08/01/32
397
Inglewood Unified School District General Obligation Unlimited
(µ) 500 5.000
08/01/33
574
Irvine Unified School District Special Tax
60 5.000
09/01/30
73
Irvine Unified School District Special Tax
50 5.000
09/01/32
61
Irvine Unified School District Special Tax
60 5.000
09/01/34
73
Irvine Unified School District Special Tax
75 5.000
09/01/36
91
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 200 4.000
08/01/35
223
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 365 4.000
08/01/37
407

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 500 4.000
08/01/39
558
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 520 4.000
08/01/41
579
Lake Elsinore School Financing Authority Special Tax
(µ) 750 5.000
10/01/34
921
Lake Elsinore School Financing Authority Special Tax
(µ) 1,490 5.000
10/01/35
1,828
Lancaster Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,380 5.000
08/01/33
1,581
Los Angeles Community College District General Obligation Unlimited
1,890 4.000
08/01/37
2,101
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,500 5.000
06/01/37
3,123
Lynwood Unified School District General Obligation Unlimited
(µ) 565 2.769
08/01/31
433
Lynwood Unified School District General Obligation Unlimited
(µ) 500 2.943
08/01/32
366
Lynwood Unified School District General Obligation Unlimited
(µ) 685 3.113
08/01/33
479
Lynwood Unified School District General Obligation Unlimited
(µ) 630 3.256
08/01/34
421
Lynwood Unified School District General Obligation Unlimited
(µ) 785 3.381
08/01/35
501
Lynwood Unified School District General Obligation Unlimited
(µ) 990 3.478
08/01/36
603
Lynwood Utility Authority Revenue Bonds
(µ) 465 5.000
06/01/32
543
Madera Development Agency Successor Agency Tax Allocation
2,305 5.000
09/01/36
2,746
Metropolitan Water District of Southern California Revenue Bonds
(SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210
05/21/24
6,651
Modesto Irrigation District Revenue Bonds
(USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744
09/01/37
2,452
Napa Valley Community College District General Obligation Unlimited
4,000 Zero coupon
08/01/31
4,364
Napa Valley Unified School District General Obligation Unlimited
(µ) 2,235 4.000
08/01/44
2,461
Norman Y. Mineta San Jose International Airport Revenue Bonds
(µ) 2,505 4.000
03/01/34
2,903
North Coast County Water District Certificate of Participation
(µ) 125 4.000
10/01/31
149
North Coast County Water District Certificate of Participation
(µ) 150 4.000
10/01/34
176
North Coast County Water District Certificate of Participation
(µ) 275 4.000
10/01/35
322
North Coast County Water District Certificate of Participation
(µ) 420 4.000
10/01/41
482
Oakland Unified School District General Obligation Unlimited
(µ) 1,000 4.000
08/01/34
1,125
Oxnard Financing Authority Revenue Bonds
(µ) 775 5.000
06/01/34
837
Oxnard School District General Obligation Unlimited
(µ) 810 5.250
08/01/28
917
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 350 5.000
10/01/29
415
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 185 5.000
10/01/30
218
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 390 5.000
10/01/31
458
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 405 5.000
10/01/32
475
Palomar Health General Obligation Unlimited
2,230 5.000
08/01/29
2,532
Paramount Unified School District General Obligation Unlimited
(µ) 1,355 2.845
08/01/34
950
Pittsburg Unified School District General Obligation Unlimited
(µ) 225 4.000
08/01/34
260
Pittsburg Unified School District General Obligation Unlimited
(µ) 305 4.000
08/01/37
351
Pittsburg Unified School District General Obligation Unlimited
(µ) 360 4.000
08/01/40
412
Pittsburg Unified School District General Obligation Unlimited
(µ) 875 4.000
08/01/46
988
Reef-Sunset Unified School District General Obligation Unlimited
(µ) 665 5.000
08/01/38
783
Rio Vista Public Financing Authority Special Tax
275 5.000
09/01/27
317
Rio Vista Public Financing Authority Special Tax
235 5.000
09/01/29
271
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 540 4.000
11/01/32
625
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 415 4.000
11/01/35
478
River Islands Public Financing Authority Special Tax
125 4.000
09/01/41
132
Riverside County Community Facilities Districts Special Tax
(µ) 1,300 4.000
09/01/40
1,488
Riverside County Public Financing Authority Revenue Bonds
(ae) 1,000 5.250
11/01/25
1,146
Riverside County Public Financing Authority Tax Allocation
(µ) 2,270 5.000
10/01/27
2,567
Riverside County Public Financing Authority Tax Allocation
(µ) 1,000 5.000
10/01/28
1,131
Riverside County Public Financing Authority Tax Allocation
(µ) 1,150 5.000
10/01/30
1,302
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 490 Zero coupon
10/01/28
568
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 1,010 Zero coupon
10/01/37
1,166
Riverside County Transportation Commission Revenue Bonds
310 4.000
06/01/37
358
Riverside County Transportation Commission Revenue Bonds
410 4.000
06/01/38
472
Riverside County Transportation Commission Revenue Bonds
530 4.000
06/01/39
609
Riverside County Transportation Commission Revenue Bonds
245 4.000
06/01/40
281
Riverside Unified School District Special Tax
25 4.000
09/01/27
27
Riverside Unified School District Special Tax
30 4.000
09/01/28
33
Riverside Unified School District Special Tax
30 4.000
09/01/29
33

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Riverside Unified School District Special Tax
30 4.000
09/01/30
33
Roseville Joint Union High School District Certificate of Participation
(µ) 400 1.000
06/01/25
387
Roseville Joint Union High School District Certificate of Participation
(µ) 300 1.000
06/01/26
285
Roseville Joint Union High School District Certificate of Participation
(µ) 365 1.125
06/01/27
343
Roseville Joint Union High School District Certificate of Participation
(µ) 1,000 2.125
06/01/35
962
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,830 0.785
06/01/34
1,802
Salinas City Elementary School District General Obligation Unlimited
(µ) 2,950 3.622
07/01/34
1,891
Salinas City Elementary School District General Obligation Unlimited
(µ) 1,885 3.775
07/01/36
1,102
Salinas City Elementary School District General Obligation Unlimited
(µ) 3,180 3.835
07/01/37
1,776
San Diego County Regional Airport Authority Revenue Bonds
300 5.000
07/01/28
360
San Diego County Regional Airport Authority Revenue Bonds
250 5.000
07/01/29
306
San Diego County Regional Airport Authority Revenue Bonds
320 5.000
07/01/30
399
San Diego County Regional Airport Authority Revenue Bonds
400 4.000
07/01/35
461
San Diego County Regional Airport Authority Revenue Bonds
875 4.000
07/01/36
1,008
San Diego County Regional Airport Authority Revenue Bonds
1,465 4.000
07/01/37
1,687
San Diego County Regional Airport Authority Revenue Bonds
1,500 5.000
07/01/38
1,865
San Diego County Regional Airport Authority Revenue Bonds
1,675 5.000
07/01/39
2,071
San Diego County Regional Airport Authority Revenue Bonds
1,725 4.000
07/01/40
1,961
San Diego County Regional Airport Authority Revenue Bonds
1,375 4.000
07/01/41
1,561
San Francisco City & County Airport Comm-San Francisco International Airport
Revenue Bonds
2,275 4.000
05/01/38
2,585
San Jacinto Unified School District Financing Authority Special Tax
100 5.000
09/01/36
114
San Jacinto Unified School District Financing Authority Special Tax
250 5.000
09/01/44
283
San Jacinto Unified School District Financing Authority Special Tax
375 5.000
09/01/49
424
San Leandro Unified School District General Obligation Unlimited
(µ) 430 5.000
08/01/34
507
San Leandro Unified School District General Obligation Unlimited
(µ) 800 4.000
08/01/39
907
San Leandro Unified School District General Obligation Unlimited
725 4.000
08/01/47
813
San Ysidro School District Certificate of Participation
(µ) 1,175 5.000
09/01/28
1,312
San Ysidro School District General Obligation Unlimited
(µ) 1,000 Zero coupon
08/01/41
581
Sanger Unified School District General Obligation Unlimited
(µ) 525 5.000
08/01/31
619
Sanger Unified School District General Obligation Unlimited
(µ) 780 5.000
08/01/33
914
Sanger Unified School District General Obligation Unlimited
(µ) 1,275 5.000
08/01/34
1,495
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000
08/01/31
566
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000
08/01/32
565
Santa Ana Unified School District Certificate of Participation
(µ) 1,000 5.000
04/01/29
1,193
Santa Ana Unified School District Certificate of Participation
(µ) 830 5.000
04/01/31
981
Santa Ana Unified School District Certificate of Participation
(µ) 650 5.000
04/01/32
767
Santa Ana Unified School District Certificate of Participation
(µ) 1,360 5.000
04/01/33
1,604
Santa Ana Unified School District Certificate of Participation
(µ) 1,425 5.000
04/01/34
1,680
Santa Ana Unified School District Certificate of Participation
(µ) 1,500 5.000
04/01/35
1,766
Santa Ana Unified School District Certificate of Participation
(µ) 2,120 5.000
04/01/36
2,494
Santa Monica-Malibu Unified School District General Obligation Unlimited
2,580 4.000
08/01/44
2,936
Santa Rosa High School District General Obligation Unlimited
(µ) 1,100 5.000
08/01/35
1,262
South Orange County Public Financing Authority Special Assessment
1,500 5.000
08/15/28
1,759
South Orange County Public Financing Authority Special Assessment
900 5.000
08/15/29
923
South Orange County Public Financing Authority Special Assessment
(µ) 700 5.000
08/15/30
834
South Orange County Public Financing Authority Special Assessment
(µ) 385 5.000
08/15/31
456
State of California Department of Water Resources Revenue Bonds
100 5.000
12/01/22
104
State of California General Obligation Unlimited
145 5.000
11/01/22
150
State of California General Obligation Unlimited
1,250 5.000
04/01/24
1,355
State of California General Obligation Unlimited
1,600 5.000
04/01/25
1,786
State of California General Obligation Unlimited
7,095 5.000
11/01/25
7,594
State of California General Obligation Unlimited
5,760 5.000
03/01/26
6,397
State of California General Obligation Unlimited
2,350 5.000
04/01/26
2,696
State of California General Obligation Unlimited
2,350 5.000
04/01/27
2,766

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of California General Obligation Unlimited
2,575 5.000
10/01/27
2,946
State of California General Obligation Unlimited
1,965 5.000
10/01/30
2,491
State of California General Obligation Unlimited
450 5.000
02/01/31
450
State of California General Obligation Unlimited
1,000 5.000
10/01/31
1,293
State of California General Obligation Unlimited
3,500 5.000
10/01/32
4,518
State of California General Obligation Unlimited
1,000 4.000
10/01/36
1,146
State of California General Obligation Unlimited
750 4.000
11/01/41
814
Stockton Community Facilities District Special Tax
55 2.000
09/01/24
55
Stockton Community Facilities District Special Tax
60 2.250
09/01/26
61
Stockton Community Facilities District Special Tax
60 2.375
09/01/28
60
Stockton Community Facilities District Special Tax
70 2.750
09/01/31
70
Stockton Community Facilities District Special Tax
70 3.000
09/01/33
72
Stockton Community Facilities District Special Tax
75 3.000
09/01/34
77
Stockton Community Facilities District Special Tax
50 3.000
09/01/35
51
Stockton Community Facilities District Special Tax
155 3.125
09/01/37
159
Stockton Community Facilities District Special Tax
130 3.125
09/01/39
133
Stockton Community Facilities District Special Tax
155 3.250
09/01/41
159
Stockton Public Financing Authority Water Revenue Bonds
(µ) 1,565 5.000
10/01/30
1,891
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/26
150
Tobacco Settlement Financing Corp. Revenue Bonds
175 5.000
06/01/27
207
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/28
157
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000
06/01/29
313
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000
06/01/32
313
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/34
159
Tobacco Settlement Financing Corp. Revenue Bonds
65 5.000
06/01/35
79
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/36
159
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/39
158
Tobacco Settlement Financing Corp. Revenue Bonds
300 4.000
06/01/49
328
Town of Tiburon Special Assessment
75 2.375
09/02/41
69
Town of Tiburon Special Assessment
150 2.500
09/02/46
135
Transbay Joint Powers Authority Tax Allocation
170 5.000
10/01/28
206
Transbay Joint Powers Authority Tax Allocation
80 5.000
10/01/29
99
Transbay Joint Powers Authority Tax Allocation
65 5.000
10/01/30
81
Transbay Joint Powers Authority Tax Allocation
140 5.000
10/01/31
173
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/33
148
Transbay Joint Powers Authority Tax Allocation
85 5.000
10/01/35
105
Transbay Joint Powers Authority Tax Allocation
95 5.000
10/01/36
117
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/37
147
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/38
147
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/39
147
Transbay Joint Powers Authority Tax Allocation
130 5.000
10/01/40
159
Tustin Unified School District Special Tax
(µ) 125 4.000
09/01/34
134
Tustin Unified School District Special Tax
(µ) 250 4.000
09/01/35
267
University of California Revenue Bonds
(ae) 100 5.000
05/15/22
101
University of California Revenue Bonds
1,200 5.000
05/15/41
1,475
Vallecito Union School District General Obligation Unlimited
3,250 1.395
08/01/22
3,241
Watereuse Finance Authority Revenue Bonds
1,230 5.500
05/01/36
1,344
West Contra Costa Healthcare District Revenue Bonds
1,070 4.000
07/01/33
1,240
West Contra Costa Healthcare District Revenue Bonds
1,170 4.000
07/01/35
1,341
West Contra Costa Healthcare District Revenue Bonds
1,265 4.000
07/01/37
1,448
West Contra Costa Healthcare District Revenue Bonds
1,370 4.000
07/01/39
1,563
West Kern Community College District Certificate of Participation
(µ) 1,000 4.000
11/01/40
1,114
387,379
Colorado - 2.3%
Arkansas River Power Authority Revenue Bonds
1,000 5.000
10/01/27
1,157
Arkansas River Power Authority Revenue Bonds
1,200 5.000
10/01/28
1,410
Arkansas River Power Authority Revenue Bonds
1,005 5.000
10/01/29
1,178

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas River Power Authority Revenue Bonds
1,000 5.000
10/01/30
1,167
BNC Metropolitan District No. 1 General Obligation Limited
(µ) 360 5.000
12/01/32
419
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
434 4.000
12/01/27
452
Buffalo Ridge Metropolitan District General Obligation Unlimited
(µ) 1,000 5.000
12/01/35
1,198
City & County of Denver Airport System Revenue Bonds
2,065 5.000
11/15/25
2,133
City & County of Denver Airport System Revenue Bonds
(~)(ae)(Ê) 1,245 5.000
11/15/31
1,287
City & County of Denver Airport System Revenue Bonds
1,585 5.000
11/15/32
1,985
City & County of Denver General Obligation Unlimited
1,045 5.000
08/01/32
1,327
City of Grand Junction Revenue Bonds
300 4.000
03/01/34
347
City of Grand Junction Revenue Bonds
365 4.000
03/01/35
421
City of Grand Junction Revenue Bonds
1,715 4.000
03/01/37
1,975
City of Grand Junction Revenue Bonds
650 4.000
03/01/38
747
City of Grand Junction Revenue Bonds
1,000 4.000
03/01/39
1,148
Colorado Educational & Cultural Facilities Authority Revenue Bonds
130 4.000
08/01/23
136
Colorado Educational & Cultural Facilities Authority Revenue Bonds
165 4.000
08/01/24
176
Colorado Educational & Cultural Facilities Authority Revenue Bonds
80 4.000
05/01/26
86
Colorado Educational & Cultural Facilities Authority Revenue Bonds
70 4.000
05/01/29
76
Colorado Educational & Cultural Facilities Authority Revenue Bonds
60 4.000
05/01/30
65
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 5.000
08/15/30
1,078
Colorado Educational & Cultural Facilities Authority Revenue Bonds
850 5.000
12/01/31
918
Colorado Educational & Cultural Facilities Authority Revenue Bonds
100 4.000
05/01/36
109
Colorado Educational & Cultural Facilities Authority Revenue Bonds
750 4.000
12/15/36
843
Colorado Educational & Cultural Facilities Authority Revenue Bonds
25 4.000
05/01/41
27
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 4.000
12/15/41
1,115
Colorado Educational & Cultural Facilities Authority Revenue Bonds
345 4.000
10/01/46
360
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000
06/01/49
79
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000
06/01/54
79
Colorado Health Facilities Authority Revenue Bonds
2,225 5.000
11/01/25
2,522
Colorado Health Facilities Authority Revenue Bonds
750 2.125
05/15/28
744
Colorado Health Facilities Authority Revenue Bonds
1,500 5.000
09/01/30
1,668
Colorado Health Facilities Authority Revenue Bonds
3,915 5.000
08/01/32
4,729
Colorado Health Facilities Authority Revenue Bonds
3,270 5.000
08/01/33
3,944
Colorado Health Facilities Authority Revenue Bonds
2,610 5.000
08/01/34
3,141
Colorado Health Facilities Authority Revenue Bonds
3,875 5.000
08/01/35
4,652
Colorado Health Facilities Authority Revenue Bonds
400 4.000
01/01/36
453
Colorado Health Facilities Authority Revenue Bonds
360 5.000
08/01/36
431
Colorado Health Facilities Authority Revenue Bonds
145 5.000
08/01/37
173
Colorado Health Facilities Authority Revenue Bonds
215 5.000
08/01/38
256
Colorado Health Facilities Authority Revenue Bonds
460 5.000
08/01/39
547
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 2,540 2.800
05/15/42
2,579
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 1,295 5.000
08/01/49
1,467
Colorado Housing & Finance Authority Revenue Bonds
1,595 4.250
11/01/49
1,724
Colorado Mesa University Revenue Bonds
2,260 5.000
05/15/31
2,771
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 375 4.000
12/01/32
439
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 275 4.000
12/01/33
322
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 750 4.000
12/01/37
867
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 1,200 4.000
12/01/38
1,384
Denver City & County School District No. 1 General Obligation Unlimited
800 4.000
12/01/45
921
Denver Health & Hospital Authority Certificate of Participation
730 5.000
12/01/23
779
Denver Health & Hospital Authority Revenue Bonds
120 5.000
12/01/30
147
Denver Health & Hospital Authority Revenue Bonds
220 5.000
12/01/31
268
Denver Health & Hospital Authority Revenue Bonds
475 5.000
12/01/32
578
Denver Health & Hospital Authority Revenue Bonds
295 4.250
12/01/33
307
Denver Health & Hospital Authority Revenue Bonds
(Þ) 1,000 5.000
12/01/34
1,168
Denver Urban Renewal Authority Tax Allocation
(Þ) 1,255 5.250
12/01/39
1,347
Dominion Water & Sanitation District Revenue Bonds
4,330 5.250
12/01/27
4,431
E-470 Public Highway Authority Revenue Bonds
205 5.000
09/01/26

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
E-470 Public Highway Authority Revenue Bonds
120 5.000
09/01/27
142
E-470 Public Highway Authority Revenue Bonds
(µ) 4,040 Zero coupon
09/01/28
3,548
E-470 Public Highway Authority Revenue Bonds
120 5.000
09/01/28
145
E-470 Public Highway Authority Revenue Bonds
155 5.000
09/01/34
193
E-470 Public Highway Authority Revenue Bonds
150 5.000
09/01/35
186
E-470 Public Highway Authority Revenue Bonds
165 5.000
09/01/36
205
Eagle County School District No. Re50J Certificate of Participation
(µ) 975 4.000
12/01/36
1,115
Eaton Area Park & Recreation District General Obligation Limited
470 5.500
12/01/30
489
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 250 4.000
12/01/37
288
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 225 4.000
12/01/38
259
Glen Metropolitan District No. 2 General Obligation Unlimited
1,320 5.000
12/01/47
1,375
Grand River Hospital District General Obligation Unlimited
(µ) 1,000 5.250
12/01/34
1,186
Grand River Hospital District General Obligation Unlimited
(µ) 500 5.250
12/01/35
592
Grand River Hospital District General Obligation Unlimited
(µ) 2,555 5.250
12/01/37
3,022
High Plains Metropolitan District General Obligation Unlimited
(µ) 500 5.000
12/01/35
582
Jefferson County School District R-1 General Obligation Unlimited
1,150 4.000
12/15/37
1,350
Lewis Pointe Metropolitan District General Obligation Limited
(µ) 240 4.000
12/01/26
267
Morgan Hill Metropolitan District No. 3 General Obligation Limited
485 3.000
12/01/31
468
Park Creek Metropolitan District Revenue Bonds
1,000 5.000
12/01/26
1,127
Park Creek Metropolitan District Revenue Bonds
(µ) 1,150 5.000
12/01/28
1,325
Park Creek Metropolitan District Revenue Bonds
365 5.000
12/01/34
405
Park Creek Metropolitan District Revenue Bonds
500 5.000
12/01/37
554
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,360 4.000
12/01/33
1,572
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,435 4.000
12/01/34
1,650
Public Authority for Colorado Energy Revenue Bonds
1,000 6.250
11/15/28
1,211
Regional Transportation District Certificate of Participation
6,725 5.000
06/01/27
7,066
Regional Transportation District Revenue Bonds
30 5.000
07/15/26
34
Regional Transportation District Revenue Bonds
55 5.000
01/15/27
64
Regional Transportation District Revenue Bonds
55 5.000
07/15/27
64
Regional Transportation District Revenue Bonds
60 5.000
01/15/28
71
Regional Transportation District Revenue Bonds
1,465 4.000
07/15/35
1,675
Regional Transportation District Revenue Bonds
750 4.000
07/15/36
856
Regional Transportation District Revenue Bonds
1,150 3.000
07/15/37
1,183
Regional Transportation District Revenue Bonds
500 4.000
07/15/38
569
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
500 5.000
12/01/37
523
Town of Firestone Water Enterprise Revenue Bonds
(µ) 650 4.000
12/01/38
750
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000
12/15/29
141
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000
12/15/30
141
104,887
Connecticut - 2.0%
City of Bridgeport General Obligation Unlimited
1,345 5.000
08/15/27
1,583
City of Bridgeport General Obligation Unlimited
(µ) 965 5.000
07/01/29
1,048
City of Bridgeport General Obligation Unlimited
1,640 5.000
11/01/33
1,920
City of Bridgeport General Obligation Unlimited
250 5.000
08/01/34
311
City of Bridgeport General Obligation Unlimited
700 5.000
11/01/34
819
City of Bridgeport General Obligation Unlimited
225 4.000
08/01/36
257
City of Hartford General Obligation Unlimited
(µ) 205 5.000
08/15/22
210
City of Hartford General Obligation Unlimited
2,515 5.000
04/01/24
2,636
City of Hartford General Obligation Unlimited
(µ) 250 5.000
07/01/25
282
City of Hartford General Obligation Unlimited
(µ) 2,205 5.000
07/01/31
2,458
City of Hartford General Obligation Unlimited
725 4.000
04/01/32
746
City of Hartford General Obligation Unlimited
(µ) 370 4.000
07/15/33
398
City of Hartford General Obligation Unlimited
(µ) 180 4.000
07/01/34
193
City of New Haven General Obligation Unlimited
150 5.000
08/01/26
173
City of New Haven General Obligation Unlimited
300 5.000
08/01/27
352
City of New Haven General Obligation Unlimited
450 5.000
08/01/28
537
City of New Haven General Obligation Unlimited
250 5.500
08/01/29

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New Haven General Obligation Unlimited
(µ) 450 5.000
02/01/30
555
City of New Haven General Obligation Unlimited
150 5.500
08/01/30
182
City of New Haven General Obligation Unlimited
(µ) 1,915 5.000
09/01/30
2,136
City of New Haven General Obligation Unlimited
200 5.500
08/01/31
241
City of New Haven General Obligation Unlimited
200 5.500
08/01/32
241
City of New Haven General Obligation Unlimited
100 5.500
08/01/33
121
City of New Haven General Obligation Unlimited
1,000 4.000
08/01/37
1,109
City of Waterbury General Obligation Unlimited
600 5.000
02/01/27
701
City of Waterbury General Obligation Unlimited
700 5.000
02/01/28
836
City of Waterbury General Obligation Unlimited
750 5.000
02/01/34
924
City of West Haven General Obligation Unlimited
200 5.000
11/01/22
206
City of West Haven General Obligation Unlimited
1,070 5.000
11/01/23
1,141
City of West Haven General Obligation Unlimited
400 5.000
11/01/24
439
City of West Haven General Obligation Unlimited
400 5.000
11/01/25
450
City of West Haven General Obligation Unlimited
525 5.000
11/01/26
605
City of West Haven General Obligation Unlimited
435 5.000
11/01/27
511
City of West Haven General Obligation Unlimited
330 4.000
09/15/29
375
Connecticut Clean Water Fund Revenue Bonds
3,945 5.000
05/01/32
4,629
Connecticut Housing Finance Authority Revenue Bonds
3,230 4.250
05/15/42
3,461
Connecticut State Health & Educational Facilities Authority Revenue Bonds
150 5.000
07/01/22
153
Connecticut State Health & Educational Facilities Authority Revenue Bonds
325 5.000
07/01/23
343
Connecticut State Health & Educational Facilities Authority Revenue Bonds
965 5.000
07/01/24
1,044
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 2,650 1.100
02/11/25
2,634
Connecticut State Health & Educational Facilities Authority Revenue Bonds
150 5.000
07/01/25
168
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 2.750
01/01/26
100
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,000 5.000
07/01/26
1,128
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 3.250
01/01/27
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000
01/01/30
111
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 1,025 5.000
07/01/40
1,223
Connecticut State Health & Educational Facilities Authority Revenue Bonds
500 4.000
07/01/41
544
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 400 1.800
07/01/49
405
Mattabassett District Revenue Bonds
(µ) 195 5.000
08/01/22
199
Metropolitan District General Obligation Unlimited
(µ) 630 5.000
11/01/30
725
South Central Connecticut Regional Water Authority Revenue Bonds
500 4.000
08/01/38
582
State of Connecticut General Obligation Unlimited
675 5.000
06/15/27
800
State of Connecticut General Obligation Unlimited
9,860 5.000
04/15/28
11,878
State of Connecticut General Obligation Unlimited
245 5.000
06/15/28
296
State of Connecticut General Obligation Unlimited
5,500 5.000
03/15/29
6,265
State of Connecticut General Obligation Unlimited
275 5.000
06/15/29
333
State of Connecticut General Obligation Unlimited
2,000 3.000
01/15/32
2,147
State of Connecticut General Obligation Unlimited
60 5.000
06/15/32
72
State of Connecticut General Obligation Unlimited
1,000 5.000
04/15/34
1,220
State of Connecticut Special Tax Revenue Bonds
4,485 5.000
10/01/25
4,782
State of Connecticut Special Tax Revenue Bonds
(µ) 2,070 4.000
05/01/38
2,421
State of Connecticut Special Tax Revenue Bonds
4,600 4.000
05/01/39
5,287
Town of Bethel General Obligation Unlimited
100 5.000
11/15/23
103
Town of Greenwich Connecticut General Obligation Unlimited
5,130 5.000
01/15/27
6,037
Town of Hamden General Obligation Unlimited
(µ) 275 4.000
08/15/24
295
Town of Hamden General Obligation Unlimited
(µ) 400 5.000
08/15/29
477
University of Connecticut Revenue Bonds
(µ) 1,585 5.000
03/15/29
1,813
University of Connecticut Revenue Bonds
(µ) 665 5.000
04/15/29
799
University of Connecticut Revenue Bonds
(µ) 3,455 5.000
01/15/36
3,988
91,563
Delaware - 0.3%
County of New Castle Delaware General Obligation Unlimited
(ae) 950 5.000
10/01/25
1,080

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of New Castle General Obligation Unlimited
5,000 5.000
10/01/26
5,684
Delaware Municipal Electric Corp. (The) Revenue Bonds
250 5.000
07/01/32
315
Delaware Municipal Electric Corp. (The) Revenue Bonds
340 4.000
07/01/36
392
Delaware Municipal Electric Corp. (The) Revenue Bonds
(µ) 335 5.000
10/01/38
410
Delaware State Economic Development Authority Revenue Bonds
70 4.000
08/01/29
74
Delaware State Economic Development Authority Revenue Bonds
100 5.000
08/01/39
111
Delaware State Economic Development Authority Revenue Bonds
175 4.000
09/01/41
194
Delaware State Health Facilities Authority Revenue Bonds
800 5.000
07/01/29
939
Delaware State Health Facilities Authority Revenue Bonds
600 5.000
06/01/30
717
State of Delaware General Obligation Unlimited
2,000 5.000
02/01/29
2,472
Town of Bridgeville Special Tax
70 4.000
07/01/23
72
Town of Bridgeville Special Tax
75 4.000
07/01/24
78
Town of Bridgeville Special Tax
100 4.000
07/01/25
106
Town of Bridgeville Special Tax
100 4.000
07/01/26
107
Town of Bridgeville Special Tax
95 4.000
07/01/27
102
Town of Bridgeville Special Tax
295 4.000
07/01/30
316
13,169
District of Columbia - 0.8%
District of Columbia Revenue Bonds
4,500 5.000
12/01/33
5,515
District of Columbia Revenue Bonds
5,750 5.000
12/01/34
7,038
District of Columbia Revenue Bonds
2,000 5.000
06/01/36
2,213
District of Columbia Revenue Bonds
1,905 5.000
06/01/40
2,190
District of Columbia Revenue Bonds
(Þ) 250 5.000
06/01/41
283
District of Columbia Water & Sewer Authority Revenue Bonds
1,565 5.000
10/01/45
1,756
District of Columbia Water & Sewer Authority Revenue Bonds
(~)(ae)(Ê) 935 1.750
10/01/54
947
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/31
181
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/33
181
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/34
181
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/35
181
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 1,000 Zero coupon
10/01/36
680
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
250 5.000
10/01/36
301
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/37
180
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/38
180
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
225 5.000
10/01/39
269
Metropolitan Washington Airports Authority Revenue Bonds
1,555 5.000
10/01/29
1,919
Washington Metropolitan Area Transit Authority Revenue Bonds
2,935 4.000
07/15/34
3,478
Washington Metropolitan Area Transit Authority Revenue Bonds
2,185 4.000
07/15/35
2,579
Washington Metropolitan Area Transit Authority Revenue Bonds
5,000 5.000
07/15/35
6,246
Washington Metropolitan Area Transit Authority Revenue Bonds
600 5.000
07/15/37
761
37,259
Florida - 6.3%
Aberdeen Community Development District Special Assessment
(µ) 1,000 3.250
05/01/36
1,047
AH at Turnpike South Community Development District Special Assessment
160 2.350
05/01/26
158
AH at Turnpike South Community Development District Special Assessment
185 3.000
05/01/31
183
AH at Turnpike South Community Development District Special Assessment
500 3.250
05/01/41
485
Alachua County Health Facilities Authority Revenue Bonds
250 4.000
10/01/40
264
Arborwood Community Development District Special Assessment
(µ) 1,215 2.750
05/01/25
1,263
Arborwood Community Development District Special Assessment
(µ) 1,250 3.000
05/01/26
1,320
Arborwood Community Development District Special Assessment
(µ) 1,285 3.125
05/01/27
1,372
Arborwood Community Development District Special Assessment
(µ) 1,330 3.250
05/01/28
1,434
Arborwood Community Development District Special Assessment
(µ) 1,370 3.500
05/01/32
1,478
Artisan Lakes East Community Development District Special Assessment
(Þ) 605 2.300
05/01/26
593
Astonia Community Development District Special Assessment
(Þ) 200 2.500
05/01/26
198
Astonia Community Development District Special Assessment
(Þ) 250 3.000
05/01/31
244
Ave Maria Stewardship Community District Special Assessment
950 2.875
05/01/27
947
Ave Maria Stewardship Community District Special Assessment
(Þ) 275 3.000
05/01/27
274
Ave Maria Stewardship Community District Special Assessment
(µ) 2,230 2.750
05/01/33
2,284
Ave Maria Stewardship Community District Special Assessment
(µ) 2,920 3.000
05/01/38
3,057

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Aviary at Rutland Ranch Community Development District Special Assessment
170 3.100
11/01/31
167
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 125 2.375
05/01/26
123
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 250 2.875
05/01/31
243
Bonterra Community Development District Special Assessment
195 2.750
05/01/24
201
Bonterra Community Development District Special Assessment
215 3.250
05/01/27
228
Bonterra Community Development District Special Assessment
220 3.400
05/01/28
236
Bonterra Community Development District Special Assessment
720 3.625
05/01/31
773
Bonterra Community Development District Special Assessment
655 4.000
05/01/37
713
Bridgewalk Community Development District Special Assessment
(Þ) 165 2.500
06/15/27
164
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 120 4.500
01/01/35
125
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 100 4.000
07/01/41
106
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,000 5.250
12/01/43
1,131
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 500 5.250
12/01/58
556
Celebration Community Development District Special Assessment
105 2.250
05/01/26
103
Celebration Community Development District Special Assessment
115 2.750
05/01/31
111
Celebration Pointe Community Development District Special Assessment
(Þ) 90 4.000
05/01/22
90
Central Florida Expressway Authority Revenue Bonds
(µ) 750 4.000
07/01/35
882
Central Florida Expressway Authority Revenue Bonds
(µ) 1,750 4.000
07/01/38
2,033
Centre Lake Community Development District Special Assessment
(Þ) 260 2.750
05/01/31
255
Centre Lake Community Development District Special Assessment
(Þ) 1,000 3.000
05/01/42
953
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500
11/01/27
129
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500
11/01/28
129
Century Gardens at Tamiami Community Development District Special Assessment
443 3.500
05/01/31
464
Century Gardens at Tamiami Community Development District Special Assessment
130 4.000
05/01/31
140
Century Gardens at Tamiami Community Development District Special Assessment
650 4.000
11/01/33
704
Century Gardens at Tamiami Community Development District Special Assessment
1,036 4.000
05/01/37
1,091
CFM Community Development District Special Assessment
295 2.400
05/01/26
292
CFM Community Development District Special Assessment
125 2.875
05/01/31
122
Chapel Crossings Community Development District Special Assessment
100 3.200
05/01/30
101
Charles Cove Community Development District Special Assessment
200 2.400
05/01/26
198
Charles Cove Community Development District Special Assessment
280 3.000
05/01/31
274
Citizens Property Insurance Corp. Revenue Bonds
7,385 5.000
06/01/22
7,498
City of Atlantic Beach Health Care Facilities Revenue Bonds
275 3.000
11/15/23
275
City of Hollywood General Obligation Unlimited
(µ) 1,320 5.000
07/01/32
1,631
City of Miami Beach Parking Revenue Bonds
(µ) 395 5.000
09/01/32
444
City of Miami Beach Parking Revenue Bonds
(µ) 1,755 5.000
09/01/33
1,972
City of Miami Beach Water & Sewer Revenue Bonds
1,005 5.000
09/01/47
1,178
City of North Port Special Assessment
(µ)(ae) 1,135 5.000
07/01/26
1,202
City of Pompano Beach Revenue Bonds
600 1.450
01/01/27
583
City of St. Petersburg Public Utility Revenue Bonds
1,000 5.000
10/01/49
1,211
City of Tallahassee Revenue Bonds
500 5.000
12/01/27
565
City of Tallahassee Revenue Bonds
650 5.000
12/01/28
732
City of Tampa Revenue Bonds
720 5.000
07/01/32
894
City of Tampa Revenue Bonds
725 5.000
07/01/33
899
City of Tampa Revenue Bonds
1,325 4.000
07/01/38
1,500
Cityplace Community Development District Special Assessment
(µ) 2,380 1.359
05/01/28
2,309
Cityplace Community Development District Special Assessment
(µ) 3,000 0.630
05/01/33
3,076
Copper Oaks Community Development District Special Assessment
(Þ) 681 3.000
05/01/31
676
Copper Oaks Community Development District Special Assessment
(Þ) 770 3.000
05/01/35
752
Cordova Palms Community Development District Special Assessment
(Þ) 170 2.400
05/01/26
167
Cordova Palms Community Development District Special Assessment
(Þ) 245 2.800
05/01/31
237
Corkscrew Farms Community Development District Special Assessment
(Þ) 25 3.750
11/01/23
25
Corkscrew Farms Community Development District Special Assessment
(Þ) 170 4.500
11/01/28
177
Country Greens Community Development District Special Assessment
130 2.500
05/01/22
130
Country Greens Community Development District Special Assessment
105 2.750
05/01/23
107
Country Greens Community Development District Special Assessment
100 4.000
05/01/34
108

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Broward Airport System Revenue Bonds
(ae) 145 5.000
10/01/37
149
County of Broward Port Facilities Revenue Bonds
1,005 5.000
09/01/37
1,228
County of Broward Port Facilities Revenue Bonds
1,050 5.000
09/01/38
1,281
County of Broward Tourist Development Tax Revenue Bonds
4,500 4.000
09/01/39
5,164
County of Miami-Dade Aviation Revenue Bonds
600 4.000
10/01/34
690
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000
10/01/35
1,837
County of Miami-Dade Aviation Revenue Bonds
3,000 4.000
10/01/36
3,438
County of Miami-Dade Aviation Revenue Bonds
4,500 4.000
10/01/37
5,155
County of Miami-Dade Aviation Revenue Bonds
500 4.000
10/01/38
571
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000
10/01/39
1,821
County of Miami-Dade Aviation Revenue Bonds
2,000 4.000
10/01/40
2,269
County of Miami-Dade Revenue Bonds
3,000 5.000
10/01/28
3,089
County of Miami-Dade Revenue Bonds
(µ) 4,310 3.233
10/01/35
2,680
County of Miami-Dade Water & Sewer System Revenue Bonds
1,275 4.000
10/01/34
1,488
County of Miami-Dade Water & Sewer System Revenue Bonds
750 4.000
10/01/35
874
County of Miami-Dade Water & Sewer System Revenue Bonds
1,145 4.000
10/01/37
1,295
County of Miami-Dade Water & Sewer System Revenue Bonds
1,250 4.000
10/01/38
1,452
County of Osceola Transportation Revenue Bonds
400 5.000
10/01/32
481
County of Osceola Transportation Revenue Bonds
350 5.000
10/01/33
421
County of Osceola Transportation Revenue Bonds
250 5.000
10/01/34
300
County of Osceola Transportation Revenue Bonds
440 5.000
10/01/35
527
County of Osceola Transportation Revenue Bonds
600 5.000
10/01/36
717
County of Osceola Transportation Revenue Bonds
525 5.000
10/01/37
627
County of Osceola Transportation Revenue Bonds
790 5.000
10/01/38
941
Crystal Cay Community Development District Special Assessment
850 3.050
05/01/41
809
Cypress Bluff Community Development District Special Assessment
800 3.625
05/01/40
814
Cypress Mill Community Development District Special Assessment
415 3.000
06/15/31
412
Deer Run Community Development District Special Assessment
1,230 5.400
05/01/39
1,347
DG Farms Community Development District Special Assessment
155 2.750
05/01/25
155
Downtown Doral South Community Development District Special Assessment
(Þ) 210 3.875
12/15/23
214
DW Bayview Community Development District Special Assessment
(Þ) 50 2.375
05/01/26
50
DW Bayview Community Development District Special Assessment
(Þ) 60 3.000
05/01/32
59
Eagle Pointe Community Development District Special Assessment
(Þ) 35 3.000
05/01/25
35
Eagle Pointe Community Development District Special Assessment
(Þ) 60 3.625
05/01/31
62
East Bonita Beach Road Community Development District Special Assessment
(Þ) 45 3.875
11/01/23
46
East Bonita Beach Road Community Development District Special Assessment
(Þ) 340 4.375
11/01/29
362
East Nassau Stewardship District Special Assessment
190 2.400
05/01/26
188
East Nassau Stewardship District Special Assessment
240 3.000
05/01/31
235
Edgewater East Community Development District Special Assessment
50 2.500
05/01/26
50
Edgewater East Community Development District Special Assessment
100 3.100
05/01/31
100
Enbrook Community Development District Special Assessment
200 2.500
05/01/25
201
Entrada Community Development District Special Assessment
(Þ) 370 2.625
05/01/31
360
Epperson North Community Development District Special Assessment
125 2.500
05/01/26
124
Epperson North Community Development District Special Assessment
(Þ) 365 2.450
11/01/26
361
Epperson North Community Development District Special Assessment
195 3.000
05/01/31
190
Epperson North Community Development District Special Assessment
(Þ) 300 3.100
11/01/31
295
Escambia County Health Facilities Authority Revenue Bonds
360 5.000
08/15/31
437
Escambia County Health Facilities Authority Revenue Bonds
420 5.000
08/15/32
508
Escambia County Health Facilities Authority Revenue Bonds
355 5.000
08/15/33
429
Escambia County Health Facilities Authority Revenue Bonds
275 5.000
08/15/34
332
Escambia County Health Facilities Authority Revenue Bonds
375 5.000
08/15/35
452
Escambia County Health Facilities Authority Revenue Bonds
540 5.000
08/15/36
651
Escambia County Health Facilities Authority Revenue Bonds
720 5.000
08/15/37
867
Escambia County Health Facilities Authority Revenue Bonds
160 5.000
08/15/38
192
Escambia County Health Facilities Authority Revenue Bonds
475 5.000
08/15/40
569
Esplanade Lake Club Community Development District Special Assessment
115 3.250
11/01/25
117
Esplanade Lake Club Community Development District Special Assessment
200 4.000
11/01/40
204

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Fishhawk Ranch Community Development District Special Assessment
(µ) 200 2.750
11/01/35
203
Florida Development Finance Corp. Revenue Bonds
100 3.000
06/01/22
100
Florida Development Finance Corp. Revenue Bonds
115 3.000
06/01/23
117
Florida Development Finance Corp. Revenue Bonds
110 4.000
06/01/25
117
Florida Development Finance Corp. Revenue Bonds
35 5.000
04/01/26
40
Florida Development Finance Corp. Revenue Bonds
(Þ) 610 1.750
06/01/26
596
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000
06/01/26
109
Florida Development Finance Corp. Revenue Bonds
35 5.000
04/01/27
41
Florida Development Finance Corp. Revenue Bonds
35 5.000
04/01/28
42
Florida Development Finance Corp. Revenue Bonds
30 5.000
04/01/29
36
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000
12/15/29
107
Florida Development Finance Corp. Revenue Bonds
135 5.000
06/01/31
154
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000
12/15/34
113
Florida Development Finance Corp. Revenue Bonds
100 5.000
06/01/35
113
Florida Development Finance Corp. Revenue Bonds
1,900 5.000
02/01/36
2,310
Florida Development Finance Corp. Revenue Bonds
795 5.000
02/01/37
964
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.000
12/15/39
141
Florida Development Finance Corp. Revenue Bonds
(Þ) 225 5.125
06/01/40
257
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 5.000
10/01/31
1,246
Florida Governmental Utility Authority Revenue Bonds
(µ) 2,300 5.000
10/01/32
2,862
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,600 5.000
10/01/33
1,988
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 4.000
10/01/35
1,145
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 800 4.500
06/01/33
885
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 150 4.750
06/01/38
167
Florida Municipal Power Agency Revenue Bonds
4,720 5.000
10/01/28
5,483
Florida Municipal Power Agency Revenue Bonds
750 3.000
10/01/32
799
Florida Municipal Power Agency Revenue Bonds
700 3.000
10/01/33
745
Flow Way Community Development District Special Assessment
210 4.000
11/01/28
220
Flow Way Community Development District Special Assessment
200 4.875
11/01/37
212
Flow Way Community Development District Special Assessment
100 5.000
11/01/38
110
Forest Brooke Community Development District Special Assessment
50 3.000
11/01/22
51
Forest Brooke Community Development District Special Assessment
50 3.000
11/01/23
51
Forest Brooke Community Development District Special Assessment
50 3.000
11/01/24
51
Forest Brooke Community Development District Special Assessment
105 3.000
11/01/25
109
Forest Brooke Community Development District Special Assessment
105 3.000
11/01/26
109
Forest Brooke Community Development District Special Assessment
110 3.000
11/01/27
114
Forest Brooke Community Development District Special Assessment
115 3.000
11/01/28
119
Forest Brooke Community Development District Special Assessment
115 3.000
11/01/29
119
Forest Brooke Community Development District Special Assessment
1,000 3.000
11/01/39
1,023
Golden Lakes Community Development District Special Assessment
(µ) 15 3.000
05/01/22
15
Golden Lakes Community Development District Special Assessment
(µ) 30 3.250
05/01/23
31
Golden Lakes Community Development District Special Assessment
(µ) 80 3.500
05/01/24
83
Golden Lakes Community Development District Special Assessment
(µ) 510 4.250
05/01/32
557
Gracewater Sarasota Community Development District Special Assessment
(Þ) 470 2.400
05/01/26
465
Grand Oaks Community Development District Special Assessment
(Þ) 180 2.625
11/01/26
178
Grande Pines Community Development District Special Assessment
800 3.200
05/01/31
794
Harbor Bay Community Development District Special Assessment
885 3.300
05/01/29
916
Harmony West Community Development District Special Assessment
(Þ) 195 4.125
05/01/24
199
Harmony West Community Development District Special Assessment
(Þ) 420 4.750
05/01/29
450
Harmony West Community Development District Special Assessment
(Þ) 620 5.100
05/01/38
695
Heritage Harbor North Community Development District Special Assessment
150 5.000
05/01/34
170
Hillcrest Community Development District Special Assessment
300 4.000
11/01/28
322
Hillcrest Community Development District Special Assessment
300 4.500
11/01/38
324
Hills Minneola Community Development District Special Assessment
(Þ) 180 3.000
05/01/25
181
Hills Minneola Community Development District Special Assessment
(Þ) 140 3.500
05/01/31
143
Hillsborough County Industrial Development Authority Revenue Bonds
11,900 4.000
08/01/45
13,324
K-Bar Ranch II Community Development District Special Assessment
(Þ) 345 4.000
05/01/28

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
K-Bar Ranch II Community Development District Special Assessment
100 2.750
05/01/31
96
Kindred Community Development District II Special Assessment
165 2.200
05/01/26
163
Kindred Community Development District II Special Assessment
135 2.700
05/01/31
131
Kingman Gate Community Development District Special Assessment
(Þ) 200 2.500
06/15/26
199
Kingman Gate Community Development District Special Assessment
(Þ) 250 3.125
06/15/31
248
Lakeshore Ranch Community Development District Special Assessment
370 3.000
05/01/25
383
Lakeshore Ranch Community Development District Special Assessment
380 3.000
05/01/26
396
Lakeshore Ranch Community Development District Special Assessment
390 3.000
05/01/27
407
Lakeshore Ranch Community Development District Special Assessment
405 3.000
05/01/28
423
Lakeshore Ranch Community Development District Special Assessment
415 3.000
05/01/29
434
Lakeshore Ranch Community Development District Special Assessment
2,675 3.000
05/01/35
2,755
Lakewood Ranch Stewardship District Special Assessment
100 2.500
05/01/25
100
Lakewood Ranch Stewardship District Special Assessment
655 2.125
05/01/26
642
Lakewood Ranch Stewardship District Special Assessment
(µ) 550 2.000
05/01/27
552
Lakewood Ranch Stewardship District Special Assessment
(µ) 585 2.000
05/01/30
567
Lakewood Ranch Stewardship District Special Assessment
310 3.125
05/01/30
314
Lakewood Ranch Stewardship District Special Assessment
100 3.200
05/01/30
102
Lakewood Ranch Stewardship District Special Assessment
(Þ) 260 2.625
05/01/31
252
Lakewood Ranch Stewardship District Special Assessment
(Þ) 410 2.700
05/01/31
398
Laurel Road Community Development District Special Assessment
330 2.600
05/01/26
325
Laurel Road Community Development District Special Assessment
950 3.125
05/01/31
920
Lee Memorial Health System Revenue Bonds
(~)(ae)(Ê) 2,300 5.000
04/01/33
2,583
Lucerne Park Community Development District Special Assessment
1,025 4.625
05/01/39
1,106
McJunkin Parkland Community Development District Special Assessment
(Þ) 520 4.750
11/01/29
574
Meadow Pointe III Community Development District Special Assessment
110 3.250
05/01/23
112
Meadow Pointe IV Community Development District Special Assessment
105 2.750
05/01/22
105
Meadow Pointe IV Community Development District Special Assessment
110 3.200
05/01/23
112
Meadow View at Twin Creeks Community Development District Special
Assessment
575 2.400
05/01/26
569
Meadow View at Twin Creeks Community Development District Special
Assessment
205 3.000
05/01/31
201
Mediterranea Community Development District Special Assessment
260 4.250
05/01/29
285
Mediterranea Community Development District Special Assessment
1,130 4.750
05/01/37
1,231
Miami Beach Health Facilities Authority Revenue Bonds
5,930 5.000
11/15/29
6,135
Miami Beach Health Facilities Authority Revenue Bonds
500 4.000
11/15/40
562
Miami Beach Health Facilities Authority Revenue Bonds
500 4.000
11/15/41
560
Miami Beach Health Facilities Authority Revenue Bonds
4,950 4.000
11/15/46
5,478
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000
07/01/30
1,086
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000
07/01/31
1,086
Midtown Miami Community Development District Special Assessment
100 5.000
05/01/29
103
Mitchell Ranch Community Development District Special Assessment
475 3.375
12/15/30
480
Naples Reserve Community Development District Special Assessment
(Þ) 535 4.625
11/01/29
575
North Dade Community Development District Special Assessment
81 3.000
05/01/22
81
North Dade Community Development District Special Assessment
84 3.000
05/01/23
86
North Dade Community Development District Special Assessment
88 3.500
05/01/24
91
North Dade Community Development District Special Assessment
92 3.500
05/01/25
97
North Dade Community Development District Special Assessment
96 3.500
05/01/26
102
North Dade Community Development District Special Assessment
100 3.500
05/01/27
107
North Dade Community Development District Special Assessment
99 3.500
05/01/28
106
North Dade Community Development District Special Assessment
327 3.750
05/01/31
352
North Dade Community Development District Special Assessment
824 4.000
05/01/38
885
North Springs Improvement District General Obligation Unlimited
(µ) 2,000 4.000
05/01/41
2,278
North Sumter County Utility Dependent District Revenue Bonds
575 5.000
10/01/31
720
North Sumter County Utility Dependent District Revenue Bonds
3,725 5.000
10/01/43
4,571
Oak Creek Community Development District Special Assessment
170 3.300
05/01/22
171
Oak Creek Community Development District Special Assessment
180 3.500
05/01/23
184
Orange County Convention Center Revenue Bonds
3,605 5.000
10/01/31
4,162
Orlando Utilities Commission Revenue Bonds
(~)(Ê) 575 1.250
10/01/46
567

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Beach County Health Facilities Authority Revenue Bonds
150 4.000
06/01/26
157
Palm Beach County Health Facilities Authority Revenue Bonds
900 3.000
06/01/27
910
Palm Beach County Health Facilities Authority Revenue Bonds
100 4.000
05/15/30
110
Palm Beach County Health Facilities Authority Revenue Bonds
625 4.000
06/01/31
645
Palm Beach County Health Facilities Authority Revenue Bonds
1,105 4.000
05/15/36
1,185
Palm Coast Park Community Development District Special Assessment
220 2.400
05/01/26
214
Palm Glades Community Development District Special Assessment
750 4.000
11/01/33
839
Park East Community Development District Special Assessment
(Þ) 470 2.400
11/01/26
458
Parker Road Community Development District Special Assessment
250 3.100
05/01/25
253
Parker Road Community Development District Special Assessment
255 3.375
05/01/30
259
Parkview at Long Lake Ranch Community Development District Special
Assessment
515 2.500
05/01/25
518
Parkway Center Community Development District Special Assessment Revenue
Bonds
95 3.500
05/01/25
99
Parkway Center Community Development District Special Assessment Revenue
Bonds
100 4.000
05/01/26
108
Parkway Center Community Development District Special Assessment Revenue
Bonds
105 4.000
05/01/27
115
Parkway Center Community Development District Special Assessment Revenue
Bonds
110 4.000
05/01/28
121
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
460 4.000
05/01/25
489
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
500 4.000
05/01/27
545
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
375 4.500
05/01/31
431
Pine Isle Community Development District Special Assessment
(Þ) 300 2.375
12/15/26
296
Pine Isle Community Development District Special Assessment
(Þ) 100 3.000
12/15/31
98
Portico Community Development District Special Assessment
25 3.250
05/01/31
25
Reedy Creek Improvement District General Obligation Limited
(ae) 5,000 5.000
06/01/25
5,280
Reedy Creek Improvement District General Obligation Limited
(ae) 4,870 5.000
06/01/26
5,143
Reunion East Community Development District Special Assessment
680 2.400
05/01/26
665
Reunion East Community Development District Special Assessment
700 2.850
05/01/31
671
Reunion West Community Development District Special Assessment
405 3.000
05/01/28
411
Reunion West Community Development District Special Assessment
400 3.000
05/01/29
400
Reunion West Community Development District Special Assessment
400 3.000
05/01/30
399
Reunion West Community Development District Special Assessment
435 3.000
05/01/31
433
Reunion West Community Development District Special Assessment
450 3.000
05/01/36
440
Rhodine Road North Community Development District Special Assessment
125 2.600
05/01/27
123
River Glen Community Development District Special Assessment
151 2.500
05/01/29
151
River Glen Community Development District Special Assessment
159 2.500
05/01/31
157
River Glen Community Development District Special Assessment
750 3.000
05/01/31
743
River Glen Community Development District Special Assessment
509 3.000
05/01/34
520
River Glen Community Development District Special Assessment
750 3.000
05/01/36
727
River Glen Community Development District Special Assessment
686 3.000
05/01/38
691
River Landing Community Development District Special Assessment
850 4.125
05/01/40
866
Rivers Edge III Community Development District Special Assessment
(Þ) 260 2.400
05/01/26
258
Rivers Edge III Community Development District Special Assessment
(Þ) 300 3.000
05/01/31
295
Sampson Creek Community Development District Special Assessment
(µ) 95 2.375
05/01/35
91
Sampson Creek Community Development District Special Assessment
(µ) 190 2.625
05/01/40
187
Sanctuary Cove Community Development District Special Assessment
135 2.125
05/01/26
132
Sanctuary Cove Community Development District Special Assessment
190 2.625
05/01/31
182
Sanctuary Cove Community Development District Special Assessment
400 3.125
05/01/41
379
Sanctuary Cove Community Development District Special Assessment
770 4.000
05/01/52
782
Sandmine Road Community Development District Special Assessment
(Þ) 300 2.300
11/01/26
297
Sarasota National Community Development District Special Assessment
135 3.400
05/01/31
134
Sarasota National Community Development District Special Assessment
1,500 3.500
05/01/31
1,569
Sarasota National Community Development District Special Assessment
(Þ) 125 3.625
05/01/31
124
Sarasota National Community Development District Special Assessment
2,200 4.000
05/01/39
2,312

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sawyers Landing Community Development District Special Assessment
(Þ) 295 3.250
05/01/26
299
School District of Broward County General Obligation Limited
855 5.000
07/01/38
1,085
School District of Broward County General Obligation Limited
885 5.000
07/01/39
1,122
School District of Broward County General Obligation Limited
590 5.000
07/01/40
747
Sherwood Manor Community Development District Special Assessment
(Þ) 550 4.625
11/01/29
587
Shingle Creek at Bronson Community Development District Special Assessment
250 2.500
06/15/26
249
Silver Palms West Community Development District Special Assessment
415 2.600
06/15/27
411
South Fork East Community Development District Special Assessment
147 3.000
05/01/23
150
South Fork East Community Development District Special Assessment
100 3.000
05/01/25
103
South Fork East Community Development District Special Assessment
263 3.000
05/01/31
261
South Fork East Community Development District Special Assessment
1,990 4.125
05/01/36
2,137
South Fork East Community Development District Special Assessment
600 3.000
05/01/38
579
South Kendall Community Development District Special Assessment
205 4.000
11/01/31
222
South Village Community Development District Special Assessment
415 3.500
05/01/32
429
South Village Community Development District Special Assessment
230 3.750
05/01/38
240
Southern Groves Community Development District No. 5 Special Assessment
145 2.875
05/01/24
146
Southern Groves Community Development District No. 5 Special Assessment
210 2.400
05/01/26
206
Southern Groves Community Development District No. 5 Special Assessment
990 2.800
05/01/31
952
State of Florida Department of Transportation Revenue Bonds
2,500 3.000
07/01/32
2,699
State of Florida Department of Transportation Revenue Bonds
2,500 3.000
07/01/33
2,694
State of Florida General Obligation Unlimited
1,300 4.000
06/01/30
1,316
Stonegate Community Development District Special Assessment
190 3.000
05/01/22
191
Stonegate Community Development District Special Assessment
190 3.000
05/01/23
193
Stonegate Community Development District Special Assessment
195 3.000
05/01/24
200
Stonegate Community Development District Special Assessment
205 3.000
05/01/25
211
Stonegate Community Development District Special Assessment
210 3.000
05/01/26
217
Stonegate Community Development District Special Assessment
215 3.000
05/01/27
223
Stonegate Community Development District Special Assessment
225 3.000
05/01/28
234
Stonegate Community Development District Special Assessment
230 3.000
05/01/29
239
Stonegate Community Development District Special Assessment
1,270 3.000
05/01/34
1,305
Stonegate Community Development District Special Assessment
1,465 3.000
05/01/39
1,493
Stonewater Community Development District Special Assessment
(Þ) 275 2.250
11/01/26
272
Storey Drive Community Development District Special Assessment
(Þ) 200 2.550
06/15/27
198
Summer Woods Community Development District Special Assessment
(Þ) 195 2.500
05/01/26
193
Summerstone Community Development District Special Assessment
(Þ) 290 2.200
05/01/26
284
Sweetwater Creek Community Development District Special Assessment
(µ) 375 2.250
05/01/27
381
Tampa Bay Water Revenue Bonds
1,890 4.000
10/01/28
2,075
Tampa-Hillsborough County Expressway Authority Revenue Bonds
825 5.000
07/01/47
957
Timber Creek Community Development District Special Assessment
(Þ) 130 4.125
11/01/24
133
Timber Creek Community Development District Special Assessment
(Þ) 400 4.625
11/01/29
430
Timber Creek Community Development District Special Assessment
(Þ) 535 5.000
11/01/38
603
Timber Creek Southwest Community Development District Special Assessment
525 2.500
06/15/25
528
Timber Creek Southwest Community Development District Special Assessment
650 3.000
06/15/30
654
Tohoqua Community Development District Special Assessment
(Þ) 320 3.125
05/01/31
318
Tolomato Community Development District Special Assessment
(µ) 725 3.000
05/01/23
741
Tolomato Community Development District Special Assessment
325 3.500
05/01/24
332
Tolomato Community Development District Special Assessment
1,750 2.625
05/01/27
1,734
Tolomato Community Development District Special Assessment
(µ) 1,505 3.000
05/01/29
1,571
Tolomato Community Development District Special Assessment
(µ) 1,810 3.000
05/01/31
1,878
Tolomato Community Development District Special Assessment
1,500 3.200
05/01/32
1,488
Tolomato Community Development District Special Assessment
(µ) 1,180 3.000
05/01/33
1,239
Tolomato Community Development District Special Assessment
(µ) 930 3.000
05/01/37
973
Tolomato Community Development District Special Assessment
(µ) 605 3.000
05/01/40
630
Tolomato Community Development District Special Assessment
(µ) 625 4.000
05/01/40
701
Town of Davie Educational Facilities Revenue Bonds
550 5.000
04/01/32
650
Tradition Community Development District No. 9 Special Assessment
190 2.300
05/01/26
187
Tradition Community Development District No. 9 Special Assessment
270 2.700
05/01/31
262

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Triple Creek Community Development District Special Assessment
(Þ) 450 2.875
11/01/31
434
Union Park East Community Development District Special Assessment
(Þ) 220 2.400
05/01/26
217
University of Florida Department of Housing & Residence Education Housing
System Revenue Bonds
625 4.000
07/01/34
733
V-Dana Community Development District Special Assessment
(Þ) 375 2.600
05/01/26
373
V-Dana Community Development District Special Assessment
(Þ) 125 3.125
05/01/31
123
Veranda Community Development District II Special Assessment
(Þ) 45 2.500
05/01/26
45
Veranda Community Development District II Special Assessment
(Þ) 55 3.100
05/01/31
55
Verano No. 3 Community Development District Special Assessment
(Þ) 100 2.375
05/01/26
100
Verano No. 3 Community Development District Special Assessment
(Þ) 120 3.000
05/01/31
119
Viera Stewardship District Special Assessment
250 2.300
05/01/26
246
Viera Stewardship District Special Assessment
460 2.800
05/01/31
445
Village Community Development District No. 12 Special Assessment
(Þ) 1,445 3.800
05/01/28
1,540
Village Community Development District No. 13 Special Assessment
1,000 1.800
05/01/26
989
Villages of Glen Creek Community Development District Special Assessment
(Þ) 135 2.700
05/01/27
133
Volusia County School Board Certificate of Participation
(µ) 1,280 5.000
08/01/32
1,446
Watergrass Community Development District II Special Assessment
265 4.000
05/01/23
268
Watergrass Community Development District II Special Assessment
295 2.000
05/01/26
287
Watergrass Community Development District II Special Assessment
775 4.450
05/01/28
821
Watergrass Community Development District II Special Assessment
1,035 2.500
05/01/31
983
Watergrass Community Development District II Special Assessment
2,260 5.150
05/01/38
2,473
Watergrass Community Development District II Special Assessment
1,380 2.800
05/01/39
1,289
West Villages Improvement District Special Assessment
(Þ) 825 3.125
05/01/31
817
Westside Haines City Community Development District Special Assessment
125 2.500
05/01/26
123
Westside Haines City Community Development District Special Assessment
215 3.000
05/01/31
210
284,449
Georgia - 1.4%
Atlanta Urban Redevelopment Agency Revenue Bonds
(Þ) 830 2.375
07/01/26
834
Atlanta Urban Redevelopment Agency Revenue Bonds
(Þ) 840 2.875
07/01/31
845
Bartow County Development Authority Revenue Bonds
(~)(ae)(Ê) 890 1.550
08/01/43
895
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 525 2.150
10/01/32
537
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 285 2.250
10/01/32
290
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 3,875 3.000
11/01/45
3,954
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 500 2.925
11/01/48
520
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 855 1.550
12/01/49
859
County of Fulton Water & Sewerage Revenue Bonds
1,415 4.000
01/01/35
1,453
Development Authority of Monroe County Revenue Bonds
(~)(ae)(Ê) 250 1.000
08/01/26
245
Main Street Natural Gas, Inc. Revenue Bonds
(Þ) 345 4.000
11/01/23
360
Main Street Natural Gas, Inc. Revenue Bonds
(Þ) 300 4.000
11/01/24
318
Main Street Natural Gas, Inc. Revenue Bonds
(Þ) 375 4.000
11/01/25
402
Main Street Natural Gas, Inc. Revenue Bonds
(Þ) 390 4.000
11/01/26
422
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 1,000 4.000
09/01/27
1,120
Main Street Natural Gas, Inc. Revenue Bonds
(Þ) 405 4.000
11/01/27
441
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 1,750 4.000
12/01/28
1,952
Main Street Natural Gas, Inc. Revenue Bonds
4,775 5.000
05/15/30
5,665
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 8,785 0.866
04/01/48
8,808
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,750 4.000
04/01/48
2,867
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.830%)(ae)
(Ê) 12,480 0.934
08/01/48
12,534
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,600 4.000
08/01/49
2,789
Municipal Electric Authority of Georgia Revenue Bonds
465 5.000
01/01/35
556
Municipal Electric Authority of Georgia Revenue Bonds
2,420 5.000
01/01/38
2,885
Municipal Electric Authority of Georgia Revenue Bonds
1,835 5.000
01/01/39
2,187
Private Colleges & Universities Authority Revenue Bonds
465 5.000
10/01/28
558
Private Colleges & Universities Authority Revenue Bonds
350 5.000
10/01/29
428
Private Colleges & Universities Authority Revenue Bonds
1,815 5.000
09/01/37
2,219
Private Colleges & Universities Authority Revenue Bonds
1,000 4.000
04/01/40
1,137

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Savannah Hospital Authority Revenue Bonds
1,000 5.500
07/01/28
1,065
State of Georgia General Obligation Unlimited
2,325 4.000
07/01/34
2,778
State of Georgia General Obligation Unlimited
1,250 4.000
07/01/39
1,477
63,400
Guam - 1.2%
Guam Business Privilege Tax Revenue Bonds
450 5.000
01/01/28
525
Guam Business Privilege Tax Revenue Bonds
1,025 5.000
01/01/29
1,212
Guam Business Privilege Tax Revenue Bonds
900 5.000
01/01/30
1,080
Guam Business Privilege Tax Revenue Bonds
775 5.000
01/01/31
945
Guam Business Privilege Tax Revenue Bonds
325 4.000
01/01/42
354
Guam Department of Education Certificate of Participation
675 3.625
02/01/25
691
Guam Department of Education Certificate of Participation
265 4.250
02/01/30
283
Guam Government Waterworks Authority Revenue Bonds
150 5.000
07/01/25
166
Guam Government Waterworks Authority Revenue Bonds
225 5.000
07/01/26
256
Guam Government Waterworks Authority Revenue Bonds
150 5.000
07/01/27
174
Guam Government Waterworks Authority Revenue Bonds
1,395 5.000
07/01/28
1,473
Guam Government Waterworks Authority Revenue Bonds
5,425 5.000
07/01/29
5,832
Guam Government Waterworks Authority Revenue Bonds
300 5.000
07/01/30
343
Guam Government Waterworks Authority Revenue Bonds
600 5.000
07/01/31
678
Guam Government Waterworks Authority Revenue Bonds
300 5.000
07/01/32
341
Guam Government Waterworks Authority Revenue Bonds
3,200 5.000
01/01/46
3,552
Guam Government Waterworks Authority Revenue Bonds
445 5.000
01/01/50
522
Guam Power Authority Revenue Bonds
(µ) 2,190 5.000
10/01/24
2,243
Guam Power Authority Revenue Bonds
3,925 5.000
10/01/34
4,263
Guam Power Authority Revenue Bonds
2,690 5.000
10/01/35
3,019
Territory of Guam Revenue Bonds
5,060 5.000
12/01/22
5,234
Territory of Guam Revenue Bonds
2,450 5.000
12/01/23
2,615
Territory of Guam Revenue Bonds
3,000 5.000
12/01/24
3,297
Territory of Guam Revenue Bonds
7,860 5.000
11/15/26
8,829
Territory of Guam Revenue Bonds
50 5.000
11/01/27
58
Territory of Guam Revenue Bonds
50 5.000
11/01/28
59
Territory of Guam Revenue Bonds
2,000 5.000
12/01/28
2,283
Territory of Guam Revenue Bonds
50 5.000
11/01/29
60
Territory of Guam Revenue Bonds
50 5.000
11/01/30
61
Territory of Guam Revenue Bonds
1,035 5.000
12/01/32
1,172
Territory of Guam Revenue Bonds
555 5.000
12/01/35
627
Territory of Guam Revenue Bonds
980 5.000
12/01/36
1,107
53,354
Hawaii - 0.5%
City & County of Honolulu General Obligation Unlimited
9,000 5.000
03/01/29
11,084
City & County of Honolulu Wastewater System Revenue Bonds
130 5.000
07/01/22
133
City & County of Honolulu Wastewater System Revenue Bonds
1,750 4.000
07/01/42
1,962
State of Hawaii Airports System Revenue Bonds
5,000 5.000
07/01/34
6,205
State of Hawaii Department of Budget & Finance Revenue Bonds
1,400 3.200
07/01/39
1,478
20,862
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds
1,390 5.000
09/01/24
1,499
Idaho Health Facilities Authority Revenue Bonds
2,090 5.000
09/01/27
2,366
Idaho Health Facilities Authority Revenue Bonds
2,045 5.000
09/01/28
2,306
Idaho Health Facilities Authority Revenue Bonds
2,400 5.000
09/01/31
2,686
Idaho Health Facilities Authority Revenue Bonds
1,245 4.000
09/01/40
1,427
Idaho Housing & Finance Association Revenue Bonds
1,670 5.000
07/15/31
1,765
Idaho Housing & Finance Association Revenue Bonds
600 5.000
07/15/34
759
Idaho Housing & Finance Association Revenue Bonds
875 5.000
07/15/35
1,105
Idaho Housing & Finance Association Revenue Bonds
500 4.000
07/15/36
581
Idaho Housing & Finance Association Revenue Bonds
640 4.000
07/15/37
743
Idaho Housing & Finance Association Revenue Bonds
1,250 4.000
07/15/38
1,448

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Idaho State Building Authority Revenue Bonds
405 5.000
09/01/23
423
17,108
Illinois - 13.0%
Berkeley School District No. 87 General Obligation Unlimited
(µ) 500 3.000
12/01/34
533
Berwyn Municipal Securitization Corp. Revenue Bonds
(µ) 1,000 5.000
01/01/35
1,199
Carol Stream Park District General Obligation Unlimited
(µ)(ae) 200 5.000
01/01/26
229
Carol Stream Park District General Obligation Unlimited
(µ) 630 5.000
01/01/37
710
Champaign Community Unit School District No.4 General Obligation Unlimited
50 Zero coupon
01/01/26
47
Champaign Community Unit School District No.4 General Obligation Unlimited
25 Zero coupon
01/01/27
23
Champaign Community Unit School District No.4 General Obligation Unlimited
35 Zero coupon
01/01/28
31
Champaign Community Unit School District No.4 General Obligation Unlimited
30 5.000
01/01/29
36
Champaign Community Unit School District No.4 General Obligation Unlimited
25 5.000
01/01/30
30
Champaign Community Unit School District No.4 General Obligation Unlimited
110 5.000
01/01/31
132
Champaign Community Unit School District No.4 General Obligation Unlimited
260 5.000
01/01/32
311
Champaign Community Unit School District No.4 General Obligation Unlimited
125 5.000
01/01/33
149
Champaign Community Unit School District No.4 General Obligation Unlimited
155 5.000
01/01/34
185
Chicago Board of Education General Obligation Unlimited
335 5.000
12/01/22
347
Chicago Board of Education General Obligation Unlimited
(µ) 4,025 2.519
12/01/23
3,917
Chicago Board of Education General Obligation Unlimited
(µ) 675 5.000
12/01/25
762
Chicago Board of Education General Obligation Unlimited
(µ) 810 5.000
12/01/26
937
Chicago Board of Education General Obligation Unlimited
(µ) 17,825 5.000
12/01/27
21,059
Chicago Board of Education General Obligation Unlimited
(µ) 10,880 2.956
12/01/28
9,321
Chicago Board of Education General Obligation Unlimited
(µ) 2,750 5.000
12/01/28
3,310
Chicago Board of Education General Obligation Unlimited
1,500 5.000
12/01/29
1,771
Chicago Board of Education General Obligation Unlimited
(µ) 3,630 3.163
12/01/30
2,923
Chicago Board of Education General Obligation Unlimited
(µ) 8,000 5.000
12/01/31
9,541
Chicago Board of Education General Obligation Unlimited
(µ) 6,500 5.000
12/01/32
7,748
Chicago Board of Education General Obligation Unlimited
4,010 5.000
12/01/34
4,695
Chicago Board of Education General Obligation Unlimited
(µ) 2,620 5.000
12/01/35
3,084
Chicago Board of Education General Obligation Unlimited
350 5.000
12/01/36
409
Chicago Board of Education General Obligation Unlimited
1,620 5.000
12/01/37
1,892
Chicago Board of Education General Obligation Unlimited
(Þ) 5,000 7.000
12/01/42
6,231
Chicago Board of Education General Obligation Unlimited
10,000 4.000
12/01/43
10,618
Chicago Board of Education Revenue Bonds
10,000 5.750
04/01/33
11,678
Chicago Board of Education Revenue Bonds
325 5.000
04/01/34
366
Chicago Board of Education Revenue Bonds
250 5.000
04/01/35
281
Chicago Board of Education Revenue Bonds
225 5.000
04/01/36
253
Chicago Board of Education Revenue Bonds
310 5.000
04/01/37
348
Chicago Midway International Airport Revenue Bonds
940 5.000
01/01/30
1,003
Chicago Midway International Airport Revenue Bonds
4,435 5.000
01/01/34
4,717
Chicago O'Hare International Airport Revenue Bonds
3,200 5.000
01/01/28
3,330
Chicago O'Hare International Airport Revenue Bonds
4,250 5.000
01/01/33
4,834
Chicago O'Hare International Airport Revenue Bonds
5,345 4.000
01/01/34
6,104
Chicago O'Hare International Airport Revenue Bonds
1,850 5.000
01/01/34
2,105
Chicago O'Hare International Airport Revenue Bonds
1,825 4.000
01/01/44
2,022
Chicago Park District General Obligation Limited
(µ) 5,000 4.000
01/01/32
5,654
Chicago Park District General Obligation Limited
(µ) 6,810 4.000
01/01/33
7,695
Chicago Park District General Obligation Limited
(µ) 3,145 4.000
01/01/39
3,526
Chicago Park District General Obligation Unlimited
550 5.000
01/01/27
638
Chicago Park District General Obligation Unlimited
700 4.000
01/01/34
788
Chicago Park District General Obligation Unlimited
600 4.000
01/01/35
674
Chicago Park District General Obligation Unlimited
1,000 4.000
01/01/38
1,119
Chicago Park District General Obligation Unlimited
14,300 5.000
01/01/44
17,010
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,420 5.000
01/01/26
3,857
Chicago Sales Tax Securitization Corp. Revenue Bonds
2,925 5.000
01/01/27
3,376
Chicago Sales Tax Securitization Corp. Revenue Bonds
4,650 5.000
01/01/28
5,472
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,695 5.000
01/01/29
4,428

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Sales Tax Securitization Corp. Revenue Bonds
7,805 5.000
01/01/30
9,515
Chicago Sales Tax Securitization Corp. Revenue Bonds
19,040 5.500
01/01/32
23,293
Chicago Sales Tax Securitization Corp. Revenue Bonds
6,590 5.000
01/01/35
7,684
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 1,450 5.000
01/01/37
1,774
Chicago Sales Tax Securitization Corp. Revenue Bonds
710 4.000
01/01/38
795
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 700 5.000
01/01/38
818
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
425 5.000
06/01/27
499
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
615 5.000
06/01/28
738
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
200 5.000
06/01/29
245
City of Belleville Sales Tax Revenue Tax Allocation
100 3.250
07/01/29
99
City of Chicago General Obligation Unlimited
615 5.000
01/01/27
700
City of Chicago General Obligation Unlimited
1,800 5.000
01/01/28
2,078
City of Chicago General Obligation Unlimited
925 5.250
01/01/28
1,021
City of Chicago General Obligation Unlimited
2,210 5.000
01/01/29
2,562
City of Chicago General Obligation Unlimited
737 4.000
01/01/30
817
City of Chicago General Obligation Unlimited
870 5.000
01/01/30
1,029
City of Chicago General Obligation Unlimited
400 5.250
01/01/30
429
City of Chicago General Obligation Unlimited
60 5.000
01/01/31
71
City of Chicago General Obligation Unlimited
(µ) 5,535 5.250
01/01/31
5,946
City of Chicago General Obligation Unlimited
1,250 5.000
01/01/32
1,493
City of Chicago General Obligation Unlimited
3,750 5.000
01/01/33
4,468
City of Chicago General Obligation Unlimited
1,400 5.000
01/01/36
1,491
City of Chicago General Obligation Unlimited
3,700 5.000
01/01/38
4,128
City of Chicago Motor Fuel Tax Revenue Bonds
560 5.000
01/01/28
602
City of Chicago Motor Fuel Tax Revenue Bonds
725 5.000
01/01/29
779
City of Chicago Wastewater Transmission Revenue Bonds
505 5.000
01/01/29
538
City of Chicago Wastewater Transmission Revenue Bonds
900 5.000
01/01/32
958
City of Chicago Wastewater Transmission Revenue Bonds
2,015 5.000
01/01/34
2,218
City of Chicago Wastewater Transmission Revenue Bonds
1,630 5.000
01/01/35
1,793
City of Chicago Wastewater Transmission Revenue Bonds
4,920 5.000
01/01/36
5,665
City of Chicago Wastewater Transmission Revenue Bonds
575 5.000
01/01/44
612
City of Chicago Waterworks Revenue Bonds
(µ) 6,000 5.000
11/01/31
7,099
City of Chicago Waterworks Revenue Bonds
(µ) 300 5.000
11/01/33
354
City of Chicago Waterworks Revenue Bonds
1,000 5.000
11/01/34
1,088
City of Chicago Waterworks Revenue Bonds
2,875 5.000
11/01/42
2,957
City of Country Club Hills General Obligation Unlimited
(µ) 1,000 4.000
12/01/29
1,112
City of Galesburg Revenue Bonds
300 5.000
10/01/30
358
City of Galesburg Revenue Bonds
560 4.000
10/01/36
619
City of Mount Vernon General Obligation Unlimited
(µ) 2,530 4.000
12/15/30
2,889
City of Mount Vernon General Obligation Unlimited
(µ) 3,155 4.000
12/15/31
3,592
City of Mount Vernon General Obligation Unlimited
(µ) 3,275 4.000
12/15/32
3,726
City of Mount Vernon General Obligation Unlimited
(µ) 615 4.000
12/15/33
699
City of Mount Vernon General Obligation Unlimited
(µ) 680 4.000
12/15/36
774
City of Mount Vernon General Obligation Unlimited
(µ) 735 4.000
12/15/38
833
City of Mount Vernon General Obligation Unlimited
(µ) 795 4.000
12/15/40
893
City of Peoria General Obligation Unlimited
(µ) 120 5.000
01/01/29
144
City of Peoria General Obligation Unlimited
(µ) 200 5.000
01/01/31
243
City of Springfield Electric Revenue Bonds
1,280 5.000
03/01/32
1,416
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 315 4.000
12/30/32
360
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 325 4.000
12/30/33
371
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 275 4.000
12/30/34
314
Cook County Community College District No. 508 General Obligation Unlimited
1,500 5.250
12/01/28
1,593
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 580 4.000
12/15/36
675
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 625 4.000
12/15/38
714
Cook County High School District No. 209 Proviso Township General Obligation
Limited
(µ) 2,475 5.500
12/01/36
3,060

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cook County School District No. 95 General Obligation Unlimited
465 4.000
12/01/24
499
Cook County Township High School District General Obligation Unlimited
(µ) 1,000 5.000
12/01/30
1,219
Cook County Township High School District General Obligation Unlimited
(µ) 1,100 5.000
12/01/31
1,337
Cook County Township High School District General Obligation Unlimited
(µ) 1,160 5.000
12/01/32
1,409
County of Cook Sales Tax Revenue Bonds
75 5.000
11/15/29
92
County of Cook Sales Tax Revenue Bonds
205 5.000
11/15/30
256
County of Cook Sales Tax Revenue Bonds
265 5.000
11/15/31
332
County of Cook Sales Tax Revenue Bonds
150 5.000
11/15/32
188
County of Cook Sales Tax Revenue Bonds
135 5.000
11/15/36
167
County of Cook Sales Tax Revenue Bonds
1,250 5.250
11/15/36
1,503
County of Cook Sales Tax Revenue Bonds
185 5.000
11/15/37
228
County of Cook Sales Tax Revenue Bonds
270 5.000
11/15/38
332
County of Cook Sales Tax Revenue Bonds
345 4.000
11/15/39
390
County of Cook Sales Tax Revenue Bonds
315 4.000
11/15/40
356
County of Cook Sales Tax Revenue Bonds
460 4.000
11/15/41
518
County of DuPage General Obligation Limited
600 5.000
01/01/28
688
County of Sangamon General Obligation Limited
(µ) 525 4.000
12/15/30
600
County of Sangamon General Obligation Limited
(µ) 500 3.000
12/15/32
523
County of Sangamon General Obligation Limited
(µ) 550 3.000
12/15/35
571
County of Union General Obligation Unlimited
(µ) 1,000 4.000
09/01/36
1,120
Crawford Hospital District General Obligation Unlimited
580 4.000
01/01/41
618
Governors State University Certificate of Participation
(µ) 500 5.000
07/01/24
542
Governors State University Certificate of Participation
(µ) 500 5.000
07/01/25
558
Illinois Finance Authority Revenue Bonds
1,150 5.000
02/15/27
1,063
Illinois Finance Authority Revenue Bonds
150 4.000
11/01/27
164
Illinois Finance Authority Revenue Bonds
1,000 5.000
11/01/27
1,147
Illinois Finance Authority Revenue Bonds
(Þ) 300 4.000
10/01/28
326
Illinois Finance Authority Revenue Bonds
250 5.000
12/01/28
288
Illinois Finance Authority Revenue Bonds
3,000 5.000
01/01/29
3,470
Illinois Finance Authority Revenue Bonds
400 5.000
02/15/29
456
Illinois Finance Authority Revenue Bonds
520 5.000
08/01/29
600
Illinois Finance Authority Revenue Bonds
(~)(Ê) 915 0.130
10/01/29
915
Illinois Finance Authority Revenue Bonds
(Þ) 500 4.000
10/01/29
545
Illinois Finance Authority Revenue Bonds
250 4.000
11/01/29
277
Illinois Finance Authority Revenue Bonds
315 5.000
12/01/29
362
Illinois Finance Authority Revenue Bonds
400 5.000
08/01/30
460
Illinois Finance Authority Revenue Bonds
250 5.000
12/01/30
286
Illinois Finance Authority Revenue Bonds
(Þ) 180 4.000
10/01/31
198
Illinois Finance Authority Revenue Bonds
265 4.000
11/01/31
298
Illinois Finance Authority Revenue Bonds
320 5.000
12/01/31
365
Illinois Finance Authority Revenue Bonds
730 5.000
08/15/32
927
Illinois Finance Authority Revenue Bonds
(Þ) 340 4.000
10/01/32
373
Illinois Finance Authority Revenue Bonds
500 5.000
12/01/32
570
Illinois Finance Authority Revenue Bonds
(Þ) 440 4.000
10/01/33
481
Illinois Finance Authority Revenue Bonds
2,310 5.000
08/15/34
2,923
Illinois Finance Authority Revenue Bonds
(Þ) 890 4.000
10/01/34
972
Illinois Finance Authority Revenue Bonds
700 4.000
12/01/35
801
Illinois Finance Authority Revenue Bonds
200 5.000
01/01/36
228
Illinois Finance Authority Revenue Bonds
2,660 4.000
12/01/36
3,042
Illinois Finance Authority Revenue Bonds
1,000 4.000
07/01/38
1,166
Illinois Finance Authority Revenue Bonds
1,000 4.000
07/01/39
1,165
Illinois Finance Authority Revenue Bonds
2,000 4.000
12/01/39
2,281
Illinois Finance Authority Revenue Bonds
100 4.000
09/01/41
110
Illinois Finance Authority Revenue Bonds
1,965 5.000
10/01/41
2,290
Illinois Finance Authority Revenue Bonds
100 4.000
11/01/41
110
Illinois Finance Authority Revenue Bonds
125 5.000
09/01/46
143
Illinois General Obligation Unlimited
(µ) 350 4.000
06/01/41

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Sports Facilities Authority (The) Revenue Bonds
750 5.000
06/15/30
887
Illinois Sports Facilities Authority (The) Revenue Bonds
(µ) 1,000 5.250
06/15/31
1,071
Illinois Sports Facilities Authority (The) Revenue Bonds
480 5.000
06/15/32
570
Illinois State Toll Highway Authority Revenue Bonds
400 5.000
01/01/25
443
Illinois State Toll Highway Authority Revenue Bonds
5,000 5.000
12/01/32
5,635
Illinois State University Revenue Bonds
(µ) 725 5.000
04/01/23
759
Illinois State University Revenue Bonds
(µ) 360 5.000
04/01/24
388
Illinois State University Revenue Bonds
(µ) 500 5.000
04/01/25
554
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited
950 4.000
12/15/34
1,107
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited
2,670 4.000
12/15/35
3,104
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 3,920 5.000
12/01/27
4,629
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000
12/01/28
2,404
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000
12/01/29
2,396
Lake Cook Kane & McHenry Counties Community Unit School District 220
Barrington General Obligation Unlimited
2,255 5.000
12/01/29
2,818
Lake County Community College District No. 532 General Obligation Limited
1,470 4.000
12/01/26
1,646
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000
12/01/30
300
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000
12/01/31
366
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000
12/01/32
438
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000
12/01/35
713
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 3,260 4.000
12/01/37
3,670
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited
(µ) 815 4.000
12/01/34
929
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited
(µ) 865 4.000
12/01/35
985
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited
(µ) 500 4.000
12/01/36
569
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited
(µ) 750 4.000
12/01/44
846
Madison & Jersey Counties Unit School District No. 11 General Obligation
Unlimited
(µ) 185 5.000
03/01/28
211
Madison County Community Unit School District No. 8 Bethalto General
Obligation Unlimited
(µ) 1,000 4.000
12/01/33
1,126
Madison County Community Unit School District No. 8 Bethalto General
Obligation Unlimited
(µ) 1,675 4.000
12/01/36
1,877
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 370 4.000
05/01/27
413
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 225 4.000
05/01/28
252
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 1,000 4.000
05/01/29
1,113
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited
(µ) 850 5.000
01/01/33
935
Metropolitan Pier & Exposition Authority Revenue Bonds
1,125 3.000
06/15/24
1,157
Metropolitan Pier & Exposition Authority Revenue Bonds
355 5.000
12/15/27
414
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 8,565 5.000
12/15/28
8,705
Metropolitan Pier & Exposition Authority Revenue Bonds
1,300 5.000
12/15/30
1,504
Metropolitan Pier & Exposition Authority Revenue Bonds
555 5.000
12/15/31
638
Metropolitan Pier & Exposition Authority Revenue Bonds
600 5.000
12/15/33
688
Metropolitan Pier & Exposition Authority Revenue Bonds
500 5.000
12/15/34
573
Metropolitan Pier & Exposition Authority Revenue Bonds
540 2.169
12/15/37
416
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 1.730
12/15/42
1,161
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 1.452
12/15/47
1,260

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northern Illinois University Revenue Bonds
(µ) 850 5.000
04/01/29
1,022
Northern Illinois University Revenue Bonds
(µ) 325 5.000
10/01/29
394
Northern Illinois University Revenue Bonds
(µ) 325 5.000
10/01/30
401
Northern Illinois University Revenue Bonds
(µ) 1,040 5.000
04/01/31
1,267
Northern Illinois University Revenue Bonds
(µ) 450 5.000
10/01/31
557
Northern Illinois University Revenue Bonds
(µ) 500 4.000
10/01/32
573
Northern Illinois University Revenue Bonds
(µ) 1,350 5.000
04/01/33
1,640
Northern Illinois University Revenue Bonds
(µ) 1,115 4.000
10/01/36
1,271
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,925 4.000
04/01/28
2,202
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,255 4.000
04/01/29
1,434
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,585 4.000
04/01/30
1,815
Railsplitter Tabacco Settlement Authority Revenue Bonds
1,000 5.000
06/01/22
1,015
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 1,105 5.000
12/01/30
1,355
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 665 5.000
12/01/31
813
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 625 5.000
12/01/32
764
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 675 5.000
12/01/34
823
Sales Tax Securitization Corp. Revenue Bonds
2,200 5.000
01/01/28
2,619
Sales Tax Securitization Corp. Revenue Bonds
4,000 5.000
01/01/29
4,834
Sangamon County School Districts General Obligation Limited
(µ) 1,105 5.000
06/01/30
1,384
Sangamon County School Districts General Obligation Limited
(µ) 1,160 5.000
06/01/31
1,448
Sangamon County School Districts General Obligation Limited
(µ) 1,220 5.000
06/01/32
1,521
Sangamon County School Districts General Obligation Limited
(µ) 1,395 5.000
02/01/33
1,725
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 550 5.000
12/01/34
671
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 1,000 4.000
12/01/40
1,128
South Sangamon Water Commission General Obligation Unlimited
(µ) 125 4.000
01/01/32
142
South Sangamon Water Commission General Obligation Unlimited
(µ) 50 4.000
01/01/33
57
South Sangamon Water Commission General Obligation Unlimited
(µ) 55 4.000
01/01/34
62
South Sangamon Water Commission General Obligation Unlimited
(µ) 50 4.000
01/01/35
56
South Sangamon Water Commission General Obligation Unlimited
(µ) 60 4.000
01/01/37
68
Southern Illinois University Revenue Bonds
(µ) 1,470 5.000
04/01/27
1,624
Southern Illinois University Revenue Bonds
(µ) 850 5.000
04/01/28
937
Southern Illinois University Revenue Bonds
(µ) 200 4.000
04/01/29
227
Southern Illinois University Revenue Bonds
(µ) 525 4.000
04/01/30
599
Southern Illinois University Revenue Bonds
(µ) 240 5.000
04/01/32
294
Southern Illinois University Revenue Bonds
(µ) 300 5.000
04/01/33
368
Southern Illinois University Revenue Bonds
(µ) 300 4.000
04/01/35
341
Southern Illinois University Revenue Bonds
(µ) 500 4.000
04/01/39
564
Southwestern Illinois Development Authority Revenue Bonds
1,450 4.000
04/15/31
1,664
Southwestern Illinois Development Authority Revenue Bonds
1,075 4.000
04/15/33
1,229
Southwestern Illinois Development Authority Revenue Bonds
(µ) 1,005 5.000
10/15/33
1,135
Southwestern Illinois Development Authority Revenue Bonds
925 4.000
04/15/34
1,057
Southwestern Illinois Development Authority Revenue Bonds
1,225 4.000
10/15/35
1,397
State of Illinois General Obligation Unlimited
3,025 4.000
02/01/22
3,025
State of Illinois General Obligation Unlimited
200 5.000
05/01/22
202
State of Illinois General Obligation Unlimited
225 5.000
07/01/22
229
State of Illinois General Obligation Unlimited
(µ) 2,750 5.000
08/01/22
2,810
State of Illinois General Obligation Unlimited
130 4.000
01/01/23
130
State of Illinois General Obligation Unlimited
400 5.000
02/01/24
429
State of Illinois General Obligation Unlimited
10,295 5.000
11/01/24
11,297
State of Illinois General Obligation Unlimited
240 4.000
01/01/25
241
State of Illinois General Obligation Unlimited
8,275 5.000
01/01/25
9,112
State of Illinois General Obligation Unlimited
2,290 5.000
08/01/25
2,336
State of Illinois General Obligation Unlimited
3,250 5.000
11/01/25
3,646

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited
7,500 5.000
12/01/25
8,424
State of Illinois General Obligation Unlimited
15 4.000
03/01/26
15
State of Illinois General Obligation Unlimited
110 5.500
07/01/26
117
State of Illinois General Obligation Unlimited
4,000 5.000
12/01/26
4,572
State of Illinois General Obligation Unlimited
125 5.000
04/01/27
135
State of Illinois General Obligation Unlimited
3,735 5.500
07/01/27
3,969
State of Illinois General Obligation Unlimited
750 5.000
02/01/28
853
State of Illinois General Obligation Unlimited
1,080 5.000
05/01/28
1,164
State of Illinois General Obligation Unlimited
3,100 5.000
10/01/28
3,635
State of Illinois General Obligation Unlimited
5,700 5.000
11/01/28
6,573
State of Illinois General Obligation Unlimited
3,750 5.000
10/01/29
4,420
State of Illinois General Obligation Unlimited
2,435 5.000
11/01/29
2,797
State of Illinois General Obligation Unlimited
(µ) 4,500 4.000
02/01/30
4,992
State of Illinois General Obligation Unlimited
2,175 5.000
05/01/30
2,342
State of Illinois General Obligation Unlimited
250 5.250
07/01/30
264
State of Illinois General Obligation Unlimited
50 5.000
03/01/31
50
State of Illinois General Obligation Unlimited
2,000 5.000
04/01/31
2,148
State of Illinois General Obligation Unlimited
120 4.250
01/01/36
129
State of Illinois General Obligation Unlimited
1,200 5.000
05/01/38
1,380
State of Illinois General Obligation Unlimited
1,000 4.000
10/01/39
1,090
State of Illinois General Obligation Unlimited
5,000 4.000
10/01/40
5,426
State of Illinois General Obligation Unlimited
945 5.000
05/01/42
1,081
State of Illinois General Obligation Unlimited
720 5.000
05/01/43
823
State of Illinois Sales Tax Revenue Bonds
2,000 5.000
06/15/25
2,226
Town of Cicero General Obligation Unlimited
(µ) 915 5.000
01/01/24
981
Town of Cicero General Obligation Unlimited
(µ) 500 5.000
01/01/25
550
Town of Cicero General Obligation Unlimited
(µ) 1,010 5.000
01/01/26
1,141
University of Illinois Revenue Bonds
(µ) 3,295 3.000
04/01/33
3,509
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
1,605 5.250
12/01/35
1,865
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,075 5.250
12/01/36
3,570
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,240 5.250
12/01/37
3,761
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
2,985 5.250
12/01/38
3,460
Village of Bellwood General Obligation Unlimited
400 5.875
12/01/27
417
Village of Bellwood General Obligation Unlimited
(µ) 2,075 5.000
12/01/32
2,287
Village of Mundelein General Obligation Unlimited
(µ) 570 4.000
12/15/29
654
Village of Mundelein General Obligation Unlimited
(µ) 400 4.000
12/15/30
457
Village of Mundelein General Obligation Unlimited
(µ) 500 4.000
12/15/31
565
Village of Mundelein General Obligation Unlimited
(µ) 655 4.000
12/15/33
740
Village of Mundelein General Obligation Unlimited
(µ) 845 4.000
12/15/39
949
Village of Romeoville General Obligation Unlimited
600 5.000
12/30/27
718
Village of Romeoville General Obligation Unlimited
600 5.000
12/30/28
732
Village of Rosemont General Obligation Unlimited
(µ) 1,430 5.000
12/01/26
1,653
Village of Rosemont General Obligation Unlimited
(µ) 1,500 5.000
12/01/27
1,771
Volo Village Special Service Area No. 3 & 6 Special Tax
(µ) 1,094 5.000
03/01/34
1,193
Western Illinois Economic Development Authority Revenue Bonds
(µ) 1,140 5.000
01/01/27
1,264
Western Illinois Economic Development Authority Revenue Bonds
(µ) 725 5.000
01/01/28
802
Western Illinois University Revenue Bonds
(µ) 560 5.000
04/01/24
604
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 1,630 3.500
01/01/25
1,696
Will County School District No. 210 Lincoln-Way General Obligation Unlimited
(µ) 650 4.000
01/01/34
717
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 985 5.000
12/01/24
1,082
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 1,450 5.000
12/01/25
1,635
582,450
Indiana - 0.5%
City of Rockport Pollution Control Revenue Bonds
1,500 3.050
06/01/25
1,572
Evansville Industry Redevelopment Authority Revenue Bonds
(µ) 1,255 4.000
02/01/33
1,369
Indiana Finance Authority Revenue Bonds
2,250 0.650
08/01/25
2,151

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds
2,500 1.400
08/01/29
2,342
Indiana Finance Authority Revenue Bonds
25 4.000
07/01/30
27
Indiana Finance Authority Revenue Bonds
1,000 3.000
11/01/30
1,001
Indiana Finance Authority Revenue Bonds
325 5.000
02/01/31
393
Indiana Finance Authority Revenue Bonds
500 5.000
02/01/32
603
Indiana Finance Authority Revenue Bonds
620 4.000
10/01/35
732
Indiana Finance Authority Revenue Bonds
(µ) 930 5.000
10/01/35
1,191
Indiana Finance Authority Revenue Bonds
1,100 4.000
10/01/36
1,295
Indiana Finance Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,075 0.620
11/01/39
1,077
Indiana Finance Authority Revenue Bonds
40 5.000
07/01/40
44
Indiana Finance Authority Revenue Bonds
(~)(ae)(Ê) 400 2.100
11/01/49
406
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,020 4.000
07/10/33
1,168
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,125 4.000
07/10/34
1,288
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,000 5.000
07/15/35
1,219
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,100 5.000
07/15/36
1,337
Muncie Sanitary District Revenue Bonds
(µ) 525 5.000
07/01/29
637
Muncie Sanitary District Revenue Bonds
(µ) 600 5.000
01/01/30
734
Town of Upland Revenue Bonds
175 4.000
09/01/31
199
20,785
Iowa - 0.7%
City of Altoona Certificate of Participation
(µ) 1,205 5.000
06/01/37
1,430
City of Altoona Certificate of Participation
(µ) 245 5.000
06/01/38
290
City of Altoona Certificate of Participation
(µ) 800 5.000
06/01/39
947
City of Ames Revenue Bonds
2,000 5.000
06/15/31
2,259
City of Coralville Certificate of Participation
385 4.000
06/01/27
408
City of Coralville Certificate of Participation
840 4.000
06/01/31
890
City of Coralville Revenue Bonds
215 4.000
05/01/23
216
City of Coralville Revenue Bonds
555 4.000
05/01/25
556
City of Coralville Revenue Bonds
600 4.000
05/01/27
601
City of Coralville Revenue Bonds
465 4.000
05/01/28
466
City of Coralville Revenue Bonds
975 4.000
05/01/29
976
City of Coralville Revenue Bonds
875 4.000
05/01/30
876
City of Orange Sewer Revenue Bonds
(µ) 440 4.000
06/01/34
466
Dubuque Community School District Revenue Bonds
(µ) 600 3.000
07/01/36
640
Dubuque Community School District Revenue Bonds
(µ) 675 3.000
07/01/37
719
Dubuque Community School District Revenue Bonds
(µ) 500 3.000
07/01/38
532
Iowa Finance Authority Revenue Bonds
4,000 5.000
07/01/28
4,233
Iowa Finance Authority Revenue Bonds
4,500 5.000
08/01/34
5,667
Iowa Finance Authority Revenue Bonds
4,050 4.000
07/01/47
4,397
Iowa Finance Authority Revenue Bonds
670 4.000
07/01/48
712
Iowa Higher Education Loan Authority Revenue Bonds
375 4.000
10/01/30
419
Iowa Higher Education Loan Authority Revenue Bonds
395 4.000
10/01/31
442
Iowa Higher Education Loan Authority Revenue Bonds
140 4.000
10/01/32
156
Iowa Higher Education Loan Authority Revenue Bonds
325 4.000
10/01/35
356
Tobacco Settlement Financing Corp. Revenue Bonds
600 4.000
06/01/49
653
Western Dubuque County Community School District General Obligation
Unlimited
625 2.000
06/01/23
634
Xenia Rural Water District Revenue Bonds
3,000 5.000
12/01/28
3,431
33,372
Kansas - 0.3%
City of Manhattan Revenue Bonds
415 4.000
06/01/25
440
City of Manhattan Revenue Bonds
330 4.000
06/01/27
356
City of Manhattan Revenue Bonds
625 4.000
06/01/36
670
City of Prairie Village Tax Allocation
435 2.875
04/01/30
419
City of Prairie Village Tax Allocation
500 3.125
04/01/36
469
Crawford County Unified School District General Obligation Unlimited
(µ) 650 5.000
09/01/35
766
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,110 5.000
04/01/31
1,268

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000
04/01/32
1,142
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000
04/01/38
1,139
University of Kansas Hospital Authority Revenue Bonds
2,775 4.000
03/01/36
3,197
University of Kansas Hospital Authority Revenue Bonds
2,500 4.000
03/01/37
2,873
Wyandotte County City Unified Government Revenue Bonds
1,700 4.500
06/01/40
1,748
14,487
Kentucky - 0.9%
Campbell Kenton & Boone Counties Sanitation District No. 1 Revenue Bonds
2,240 4.000
08/01/30
2,583
Kentucky Economic Development Finance Authority Revenue Bonds
2,750 5.000
06/01/23
2,888
Kentucky Economic Development Finance Authority Revenue Bonds
835 5.000
07/01/28
918
Kentucky Economic Development Finance Authority Revenue Bonds
1,785 4.000
07/01/31
1,894
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000
08/01/35
174
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000
08/01/36
174
Kentucky Property & Building Commission Revenue Bonds
1,900 5.000
11/01/25
2,161
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,750 5.000
05/01/31
3,288
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,000 5.000
05/01/32
2,390
Kentucky Public Energy Authority Revenue Bonds
(ae)(Ê) 8,715 4.000
12/01/49
9,375
Kentucky State University Certificate of Participation
(µ) 180 5.000
11/01/30
225
Kentucky State University Certificate of Participation
(µ) 130 4.000
11/01/33
153
Kentucky State University Certificate of Participation
(µ) 135 4.000
11/01/35
158
Kentucky State University Certificate of Participation
(µ) 155 4.000
11/01/36
181
Kentucky State University Certificate of Participation
(µ) 445 4.000
11/01/41
518
Kentucky State University Certificate of Participation
(µ) 500 4.000
11/01/46
575
Louisville/Jefferson County Metropolitan Government Revenue Bonds
780 5.000
10/01/32
896
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,250 2.000
10/01/33
2,146
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,125 5.000
10/01/33
2,437
Louisville/Jefferson County Metropolitan Government Revenue Bonds
3,000 4.000
10/01/34
3,290
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,350 4.000
10/01/40
2,622
39,046
Louisiana - 1.7%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
1,455 5.000
12/01/26
1,635
Cameron Parish School District No. 15 General Obligation Unlimited
265 5.000
10/01/27
305
Cameron Parish School District No. 15 General Obligation Unlimited
275 5.000
10/01/28
321
Cameron Parish School District No. 15 General Obligation Unlimited
305 5.000
10/01/30
364
Cameron Parish School District No. 15 General Obligation Unlimited
300 4.000
10/01/31
328
Cameron Parish School District No. 15 General Obligation Unlimited
485 4.000
10/01/32
529
Cameron Parish School District No. 15 General Obligation Unlimited
520 4.000
10/01/33
565
City of New Orleans Sewerage Service Revenue Bonds
(µ) 35 4.000
06/01/35
40
City of New Orleans Sewerage Service Revenue Bonds
1,000 5.000
06/01/35
1,122
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/36
45
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/37
45
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/38
45
City of New Orleans Sewerage Service Revenue Bonds
(µ) 45 4.000
06/01/39
51
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/40
45
City of New Orleans Sewerage Service Revenue Bonds
175 5.000
06/01/45
211
City of Shreveport General Obligation Unlimited
(µ) 2,000 5.000
08/01/28
2,363
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,020 5.000
12/01/31
1,241
City of Shreveport Water & Sewer Revenue Bonds
(µ) 3,955 5.000
12/01/32
4,504
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,000 5.000
12/01/33
1,132
City of Youngsville Revenue Bonds
(µ) 250 4.000
05/01/37
287
City of Youngsville Revenue Bonds
(µ) 250 4.000
05/01/39
285
City of Youngsville Revenue Bonds
(µ) 250 4.000
05/01/41
286
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 3,815 0.120
08/01/35
3,815
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 9,480 0.120
12/01/40
9,481
Jefferson Sales Tax District Revenue Bonds
(µ) 3,685 5.000
12/01/29
4,583
Jefferson Sales Tax District Revenue Bonds
(µ) 1,825 5.000
12/01/34
2,271
Lafayette Consolidated Government Revenue Bonds
(µ) 700 5.000
11/01/29
791
Louisiana Housing Corp. Revenue Bonds
1,220 4.500
12/01/47
1,316

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 100 3.000
10/01/22
102
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 235 3.000
10/01/23
242
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 110 4.000
10/01/24
118
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000
10/01/25
163
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000
10/01/26
166
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 2,500 5.000
10/01/28
3,016
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
3,250 3.500
11/01/32
3,452
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 470 5.000
10/01/33
560
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
6,000 2.500
04/01/36
6,004
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 1,045 4.000
10/01/37
1,203
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,550 0.120
04/02/23
1,550
Louisiana Public Facilities Authority Revenue Bonds
(µ) 1,615 5.000
09/01/29
1,757
Louisiana Public Facilities Authority Revenue Bonds
75 5.000
10/01/32
92
Louisiana Public Facilities Authority Revenue Bonds
90 5.000
10/01/34
110
Louisiana Public Facilities Authority Revenue Bonds
850 5.000
10/01/35
1,040
Louisiana Public Facilities Authority Revenue Bonds
940 4.000
10/01/36
1,055
Louisiana Public Facilities Authority Revenue Bonds
1,110 4.000
10/01/37
1,245
Louisiana Public Facilities Authority Revenue Bonds
300 4.000
10/01/38
336
Louisiana Public Facilities Authority Revenue Bonds
705 4.000
10/01/39
787
Louisiana Public Facilities Authority Revenue Bonds
1,100 4.000
10/01/40
1,226
Louisiana Public Facilities Authority Revenue Bonds
1,175 4.000
10/01/41
1,307
Louisiana Public Facilities Authority Revenue Bonds
100 4.000
07/01/44
110
Louisiana Public Facilities Authority Revenue Bonds
100 4.000
07/01/49
109
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,740 2.000
06/01/37
1,758
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 2,440 2.100
06/01/37
2,487
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 3,265 2.200
06/01/37
3,345
Red River Parish School Board General Obligation Unlimited
630 5.000
03/01/28
740
State of Louisiana General Obligation Unlimited
(ae) 2,760 5.000
08/01/22
2,822
State of Louisiana Revenue Bonds
1,300 5.000
06/15/28
1,421
76,329
Maine - 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
(µ) 250 5.000
07/01/34
317
Maine Health & Higher Educational Facilities Authority Revenue Bonds
(µ) 250 4.000
07/01/35
292
Maine Health & Higher Educational Facilities Authority Revenue Bonds
1,000 4.000
07/01/45
1,125
Maine State Housing Authority Revenue Bonds
470 5.000
06/15/36
584
Maine State Housing Authority Revenue Bonds
455 5.000
06/15/37
565
Maine Turnpike Authority Revenue Bonds
2,000 5.000
07/01/28
2,389
Maine Turnpike Authority Revenue Bonds
1,660 5.000
07/01/29
2,022
Maine Turnpike Authority Revenue Bonds
1,400 5.000
07/01/30
1,736
Maine Turnpike Authority Revenue Bonds
3,225 5.000
07/01/42
3,285
12,315
Maryland - 1.4%
Baltimore Research Park Project Revenue Bonds
85 4.000
01/01/32
97
Baltimore Research Park Project Revenue Bonds
70 4.000
01/01/33
79
Baltimore Research Park Project Revenue Bonds
85 4.000
01/01/34
96
Baltimore Research Park Project Revenue Bonds
150 4.000
01/01/35
170
Baltimore Research Park Project Revenue Bonds
155 4.000
01/01/36
176
Baltimore Research Park Project Revenue Bonds
190 4.000
01/01/37
215
Baltimore Research Park Project Revenue Bonds
220 4.000
01/01/38
248

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Baltimore Research Park Project Revenue Bonds
395 4.000
01/01/39
446
Baltimore Research Park Project Revenue Bonds
350 4.000
01/01/40
394
City of Baltimore Revenue Bonds
1,460 4.000
07/01/36
1,679
City of Baltimore Revenue Bonds
2,030 4.000
07/01/37
2,331
City of Baltimore Revenue Bonds
605 4.000
07/01/39
692
County of Baltimore General Obligation Unlimited
2,000 4.000
03/01/33
2,277
County of Baltimore General Obligation Unlimited
500 5.000
03/01/33
614
County of Frederick Special Tax
750 4.000
07/01/35
856
County of Frederick Special Tax
860 4.000
07/01/36
979
County of Frederick Special Tax
500 4.000
07/01/38
569
County of Frederick Special Tax
500 4.000
07/01/39
568
County of Frederick Special Tax
500 4.000
07/01/40
567
County of Frederick Tax Allocation
890 3.250
07/01/29
919
County of Monmouth General Obligation Unlimited
6,655 5.000
08/01/30
8,459
Maryland Community Development Administration Revenue Bonds
3,200 4.500
09/01/48
3,477
Maryland Economic Development Corp. Revenue Bonds
1,500 5.000
06/01/35
1,754
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 9,750 0.100
04/01/35
9,750
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
2,125 5.500
01/01/46
2,488
Maryland State Transportation Authority Revenue Bonds
3,200 3.000
07/01/33
3,430
Prince George County General Obligation Limited
480 4.000
09/01/32
515
Prince George County General Obligation Limited
185 4.000
09/01/33
198
State of Maryland Department of Transportation Revenue Bonds
3,025 4.000
09/01/27
3,446
State of Maryland Department of Transportation Revenue Bonds
6,000 3.000
10/01/31
6,476
State of Maryland General Obligation Unlimited
7,180 5.000
08/01/26
8,359
Town of Chestertown Revenue Bonds
1,000 5.000
03/01/28
1,173
Town of Chestertown Revenue Bonds
1,340 5.000
03/01/29
1,591
65,088
Massachusetts - 0.9%
City of Boston General Obligation Unlimited
2,015 5.000
04/01/25
2,260
City of Cambridge General Obligation Limited
965 5.000
02/15/28
1,168
City of Cambridge General Obligation Limited
1,000 5.000
02/15/29
1,235
City of Cambridge General Obligation Limited
1,000 5.000
02/15/30
1,260
Commonwealth of Massachusetts General Obligation Limited
(µ) 1,000 5.500
08/01/30
1,288
Commonwealth of Massachusetts General Obligation Limited
4,000 4.000
05/01/39
4,511
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.030
05/01/37
3,410
Massachusetts Bay Transportation Authority Revenue Bonds
4,450 5.000
06/01/35
5,362
Massachusetts Bay Transportation Authority Revenue Bonds
5,000 5.000
06/01/36
6,033
Massachusetts Clean Water Trust (The) Revenue Bonds
(~)(Ê) 5,000 3.900
08/01/23
5,233
Massachusetts Development Finance Agency Revenue Bonds
975 5.000
10/01/23
1,025
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 215 4.000
11/15/23
220
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000
07/01/28
1,209
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 300 5.000
11/15/28
334
Massachusetts Development Finance Agency Revenue Bonds
1,250 5.000
07/15/30
1,444
Massachusetts Development Finance Agency Revenue Bonds
1,675 5.000
07/01/31
1,903
Massachusetts Development Finance Agency Revenue Bonds
175 5.000
07/01/38
206
Massachusetts Development Finance Agency Revenue Bonds
400 5.000
07/01/39
470
Massachusetts Development Finance Agency Revenue Bonds
475 4.000
07/01/42
525
Massachusetts Housing Finance Agency Revenue Bonds
1,285 4.000
12/01/48
1,362
40,458
Michigan - 3.1%
Allendale Public School District General Obligation Unlimited
2,600 5.000
05/01/22
2,630
Allendale Public School District General Obligation Unlimited
2,725 5.000
05/01/23
2,865
Benzie County Central Schools Revenue Bonds
(µ) 225 4.000
05/01/25
245
Brighton Area School District General Obligation Unlimited
1,525 5.000
05/01/26
1,605
Calhoun County Hospital Finance Authority Revenue Bonds
750 5.000
02/15/28
855
City of Detroit General Obligation Unlimited
880 5.000
04/01/22
886
City of Detroit General Obligation Unlimited
880 5.000
04/01/23
915

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
235 5.000
04/01/24
251
City of Detroit General Obligation Unlimited
35 5.000
04/01/25
38
City of Detroit General Obligation Unlimited
40 5.000
04/01/26
45
City of Detroit General Obligation Unlimited
80 5.000
04/01/27
91
City of Detroit General Obligation Unlimited
85 5.000
04/01/28
98
City of Detroit General Obligation Unlimited
60 5.000
04/01/29
70
City of Detroit General Obligation Unlimited
260 5.000
04/01/30
309
City of Detroit General Obligation Unlimited
135 5.000
04/01/32
162
City of Detroit General Obligation Unlimited
470 5.500
04/01/33
573
City of Detroit General Obligation Unlimited
190 5.000
04/01/34
227
City of Detroit General Obligation Unlimited
330 5.500
04/01/34
402
City of Detroit General Obligation Unlimited
350 5.500
04/01/35
426
City of Detroit General Obligation Unlimited
275 5.000
04/01/36
328
City of Detroit General Obligation Unlimited
300 5.000
04/01/37
357
City of Detroit General Obligation Unlimited
250 5.000
04/01/38
297
City of Detroit Sewage Disposal System Revenue Bonds
(USD 3 Month LIBOR +
0.600%)(µ)(Ê) 2,325 0.735
07/01/32
2,310
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 3,500 5.000
07/01/32
3,566
City of Greenville Revenue Bonds
(µ) 265 4.000
06/01/27
297
City of Saginaw Water Supply System Revenue Bonds
(µ) 355 4.000
07/01/34
417
City of Saginaw Water Supply System Revenue Bonds
(µ) 185 4.000
07/01/35
217
City of Saginaw Water Supply System Revenue Bonds
(µ) 190 4.000
07/01/36
222
City of Taylor General Obligation Limited
(µ) 485 4.000
03/01/30
564
City of Taylor General Obligation Limited
(µ) 375 4.000
03/01/31
441
City of Taylor General Obligation Limited
(µ) 570 4.000
03/01/34
661
County of Jackson Revenue Bonds
(µ) 400 4.000
05/01/34
457
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 700 5.000
07/01/30
757
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 1,785 5.000
07/01/31
1,930
Downriver Utility Wastewater Authority Revenue Bonds
(µ) 895 5.000
04/01/28
1,070
Eastern Michigan University Revenue Bonds
(µ) 740 5.000
03/01/30
861
Eastern Michigan University Revenue Bonds
(µ) 2,000 5.000
03/01/31
2,321
Eastern Michigan University Revenue Bonds
(µ) 1,000 5.000
03/01/33
1,158
Grand Rapids Public Schools General Obligation Unlimited
(µ) 2,430 5.000
05/01/34
2,761
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000
11/01/34
1,212
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000
05/01/35
1,134
Grand Traverse County Hospital Finance Authority Revenue Bonds
150 5.000
07/01/25
169
Grand Traverse County Hospital Finance Authority Revenue Bonds
365 5.000
07/01/26
422
Grand Traverse County Hospital Finance Authority Revenue Bonds
130 5.000
07/01/27
154
Grand Traverse County Hospital Finance Authority Revenue Bonds
100 5.000
07/01/28
121
Grand Traverse County Hospital Finance Authority Revenue Bonds
325 5.000
07/01/29
392
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
1,000 5.000
07/01/26
1,156
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
6,975 5.000
07/01/29
8,594
Great Lakes Water Authority Water Supply System Revenue Bonds
110 5.000
07/01/27
128
Great Lakes Water Authority Water Supply System Revenue Bonds
(µ) 1,000 4.000
07/01/33
1,094
Hudsonville Public Schools General Obligation Unlimited
1,185 4.000
05/01/36
1,374
Hudsonville Public Schools General Obligation Unlimited
1,565 4.000
05/01/38
1,810
Hudsonville Public Schools General Obligation Unlimited
1,060 4.000
05/01/39
1,224
Imlay City Community Schools General Obligation Unlimited
500 4.000
05/01/37
579
Kalamazoo Hospital Finance Authority Revenue Bonds
(ae) 10 4.000
05/15/26
11
Kalamazoo Hospital Finance Authority Revenue Bonds
1,490 4.000
05/15/31
1,607
Karegnondi Water Authority Revenue Bonds
855 5.000
11/01/34
1,008
Karegnondi Water Authority Revenue Bonds
1,000 5.000
11/01/35
1,178
Karegnondi Water Authority Revenue Bonds
1,400 5.000
11/01/37
1,649
Leland Public Schools General Obligation Unlimited
(µ) 1,180 4.000
05/01/43
1,317
Michigan Finance Authority Revenue Bonds
630 5.000
02/01/22
630
Michigan Finance Authority Revenue Bonds
770 5.000
12/01/22
790
Michigan Finance Authority Revenue Bonds
655 5.000
12/01/23
691
Michigan Finance Authority Revenue Bonds
2,000 5.000
04/01/25
2,224

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds
2,500 5.250
02/01/27
2,710
Michigan Finance Authority Revenue Bonds
1,000 5.000
11/01/27
1,033
Michigan Finance Authority Revenue Bonds
4,655 5.000
07/01/28
4,940
Michigan Finance Authority Revenue Bonds
1,660 5.000
12/01/28
1,970
Michigan Finance Authority Revenue Bonds
1,410 5.000
07/01/29
1,493
Michigan Finance Authority Revenue Bonds
3,000 5.000
11/15/29
3,339
Michigan Finance Authority Revenue Bonds
565 1.250
06/01/30
565
Michigan Finance Authority Revenue Bonds
1,000 5.000
07/01/30
1,089
Michigan Finance Authority Revenue Bonds
285 4.000
02/01/32
313
Michigan Finance Authority Revenue Bonds
1,500 5.000
11/15/32
1,727
Michigan Finance Authority Revenue Bonds
1,000 4.000
06/01/34
1,159
Michigan Finance Authority Revenue Bonds
1,500 5.000
02/15/35
1,827
Michigan Finance Authority Revenue Bonds
500 5.000
07/01/35
558
Michigan Finance Authority Revenue Bonds
1,500 4.000
11/15/36
1,632
Michigan Finance Authority Revenue Bonds
585 5.000
12/01/36
608
Michigan Finance Authority Revenue Bonds
3,000 5.000
12/01/41
3,613
Michigan Finance Authority Revenue Bonds
1,500 5.000
06/01/49
1,737
Michigan Mathematics & Science Initiative Revenue Bonds
430 4.000
01/01/31
473
Michigan State Hospital Finance Authority Revenue Bonds
2,125 5.000
12/01/26
2,480
Michigan State Housing Development Authority Revenue Bonds
3,525 4.250
06/01/49
3,785
Michigan State Housing Development Authority Revenue Bonds
5,430 4.250
12/01/49
5,852
Novi Community School District General Obligation Unlimited
1,250 5.000
05/01/33
1,571
Novi Community School District General Obligation Unlimited
1,365 5.000
05/01/37
1,701
Novi Community School District General Obligation Unlimited
1,425 5.000
05/01/39
1,772
Saginaw City School District General Obligation Unlimited
1,000 4.000
05/01/28
1,145
Saginaw City School District General Obligation Unlimited
1,000 4.000
05/01/31
1,190
Summit Academy North Revenue Bonds
545 2.250
11/01/26
528
Summit Academy North Revenue Bonds
780 4.000
11/01/31
835
University of Michigan Revenue Bonds
(SIFMA Municipal Swap Index + 0.270%)(ae)
(Ê) 2,050 0.410
04/01/33
2,050
Van Buren Public Schools General Obligation Unlimited
(µ) 1,085 4.000
11/01/36
1,239
Van Buren Public Schools General Obligation Unlimited
(µ) 1,925 4.000
11/01/37
2,197
Van Buren Public Schools General Obligation Unlimited
(µ) 2,000 4.000
11/01/38
2,281
Wayne County Airport Authority Revenue Bonds
635 5.000
12/01/29
698
Wayne County Airport Authority Revenue Bonds
300 5.000
12/01/37
378
Wayne County Airport Authority Revenue Bonds
2,000 5.000
12/01/38
2,518
Wayne County Airport Authority Revenue Bonds
5,995 5.000
12/01/39
6,915
Wayne County Airport Authority Revenue Bonds
1,505 5.000
12/01/40
1,886
Wayne County Airport Authority Revenue Bonds
1,125 5.000
12/01/41
1,406
Wayne County Airport Authority Revenue Bonds
1,330 5.000
12/01/46
1,646
139,212
Minnesota - 0.6%
Blooming Prairie Independent School District No. 756 General Obligation
Unlimited
310 4.000
02/01/31
351
City of Crookston Revenue Bonds
2,410 5.000
05/01/34
2,528
City of Independence Revenue Bonds
175 4.000
07/01/31
195
City of Minneapolis Revenue Bonds
1,125 4.000
11/15/36
1,307
City of Minneapolis Revenue Bonds
1,625 4.000
11/15/37
1,887
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds
2,465 5.000
11/15/28
2,955
City of St. Cloud Revenue Bonds
650 5.000
05/01/48
771
City of St. Cloud Revenue Bonds
250 4.000
05/01/49
277
City of Woodbury Revenue Bonds
60 3.000
12/01/30
62
Duluth Economic Development Authority Revenue Bonds
475 5.000
06/15/32
582
Duluth Economic Development Authority Revenue Bonds
580 5.000
06/15/33
710
Duluth Economic Development Authority Revenue Bonds
500 4.000
06/15/34
561
Duluth Independent School District No. 709 Certificate of Participation
320 5.000
02/01/22
320
Duluth Independent School District No. 709 Certificate of Participation
395 5.000
02/01/26
446
Minneapolis Special School District No. 1 General Obligation Unlimited
1,000 4.000
02/01/39
1,152

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota Higher Education Facilities Authority Revenue Bonds
25 4.000
12/01/26
27
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000
12/01/27
33
Minnesota Higher Education Facilities Authority Revenue Bonds
35 4.000
12/01/28
39
Minnesota Higher Education Facilities Authority Revenue Bonds
1,015 5.000
10/01/29
1,189
Minnesota Higher Education Facilities Authority Revenue Bonds
20 4.000
12/01/29
23
Minnesota Higher Education Facilities Authority Revenue Bonds
40 4.000
12/01/30
45
Minnesota Higher Education Facilities Authority Revenue Bonds
585 5.000
10/01/31
683
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000
12/01/31
34
Port Authority of the City of St. Paul Revenue Bonds
400 4.000
10/01/28
444
Port Authority of the City of St. Paul Revenue Bonds
250 3.000
10/01/34
257
Port Authority of the City of St. Paul Revenue Bonds
500 4.000
10/01/41
538
State of Minnesota General Obligation Unlimited
3,520 5.000
08/01/26
4,100
State of Minnesota General Obligation Unlimited
2,700 4.000
09/01/35
3,213
24,729
Mississippi - 1.5%
City of Jackson Special Assessment
705 5.000
03/01/27
827
City of Jackson Special Assessment
570 5.000
03/01/28
684
City of Jackson Special Assessment
615 5.000
03/01/29
753
City of Jackson Special Assessment
390 5.000
03/01/30
485
Mississippi Business Finance Corp. Revenue Bonds
430 2.500
04/01/22
432
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 2,100 0.110
12/01/30
2,100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 33,565 0.130
12/01/30
33,565
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 15,700 0.130
11/01/35
15,700
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/26
112
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/27
114
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000
04/01/28
1,084
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/28
116
Mississippi Development Bank Revenue Bonds
(Þ) 125 5.000
10/01/29
147
Mississippi Development Bank Revenue Bonds
(Þ) 175 5.000
10/01/30
208
Mississippi Development Bank Revenue Bonds
200 5.000
04/01/32
243
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000
03/01/34
1,140
Mississippi Development Bank Revenue Bonds
(µ) 700 4.000
04/01/38
792
Mississippi Development Bank Revenue Bonds
4,175 5.000
03/01/43
4,979
Mississippi Home Corp. Revenue Bonds
700 4.000
12/01/44
747
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
2,000 5.000
09/01/36
2,292
State of Mississippi General Obligation Unlimited
1,450 4.000
10/01/39
1,650
Warren County Revenue Bonds
(~)(ae)(Ê) 500 1.375
05/01/34
505
68,675
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,000 5.000
03/01/30
1,143
Cape Girardeau County Industrial Development Authority Revenue Bonds
150 4.000
03/01/41
165
City of Poplar Bluff Certificate of Participation
125 2.500
10/01/41
114
City of Poplar Bluff Certificate of Participation
150 2.625
10/01/46
135
City of Springfield Board of Public Utilities Revenue Bonds
2,275 3.250
08/01/27
2,407
County of Boone Missouri Revenue Bonds
2,760 5.000
08/01/30
3,078
County of Boone Missouri Revenue Bonds
1,700 4.000
08/01/33
1,804
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
525 5.000
02/15/33
663
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
250 4.000
10/01/35
279
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
50 4.000
08/01/36
57
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
990 4.000
02/15/39
1,140
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
50 4.000
08/01/41
56
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
500 4.000
02/15/49
546
Kansas City Revenue Bonds
1,185 5.000
09/01/26
1,190
Kansas City Revenue Bonds
1,000 5.000
09/01/28
1,004
Kansas City Revenue Bonds
1,000 5.000
09/01/29
1,004
Maryland Heights Industrial Development Authority Revenue Bonds
930 4.375
03/15/30
875
Metropolitan St. Louis Sewer District Revenue Bonds
200 5.000
05/01/30
253
Metropolitan St. Louis Sewer District Revenue Bonds
225 5.000
05/01/31
290

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan St. Louis Sewer District Revenue Bonds
235 5.000
05/01/32
302
Missouri Southern State University Revenue Bonds
125 3.000
10/01/26
125
Missouri Southern State University Revenue Bonds
125 4.000
10/01/31
129
Missouri State Health & Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,800 1.200
02/15/33
1,800
Missouri State Health & Educational Facilities Authority Revenue Bonds
100 4.000
02/15/37
112
Missouri State Health & Educational Facilities Authority Revenue Bonds
125 4.000
02/15/38
139
Missouri State Health & Educational Facilities Authority Revenue Bonds
1,305 4.000
11/15/38
1,487
Missouri State Health & Educational Facilities Authority Revenue Bonds
115 4.000
02/15/39
128
Missouri State Health & Educational Facilities Authority Revenue Bonds
3,495 4.000
11/15/39
3,975
Missouri State Health & Educational Facilities Authority Revenue Bonds
350 4.000
02/15/44
385
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.000
05/01/22
25
Plaza at Noah's Ark Community Improvement District Revenue Bonds
50 3.000
05/01/24
51
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.000
05/01/26
25
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 1,000 5.000
10/01/40
1,217
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 700 5.000
10/01/45
842
St. Louis Municipal Library District Certificate of Participation
(µ) 300 4.000
03/15/33
340
St. Louis Municipal Library District Certificate of Participation
(µ) 255 4.000
03/15/35
288
Washington Industrial Development Authority Revenue Bonds
275 2.500
11/01/29
267
27,840
Montana - 0.2%
City of Bozeman Tax Allocation
(µ) 500 4.000
07/01/35
569
City of Bozeman Tax Allocation
(µ) 425 4.000
07/01/40
481
County of Gallatin Revenue Bonds
(Þ) 1,350 4.000
10/15/32
1,375
County of Gallatin Revenue Bonds
(Þ) 1,850 4.000
10/15/36
1,871
Fergus County School District No. 1 General Obligation Unlimited
(µ) 240 4.000
07/01/36
281
Montana Finance Authority Health Facilities Revenue Bonds
640 5.000
07/01/28
747
Montana Finance Authority Health Facilities Revenue Bonds
410 5.000
06/01/33
488
Montana Finance Authority Health Facilities Revenue Bonds
1,000 5.000
06/01/34
1,190
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,335 5.000
07/01/26
1,537
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,460 5.000
07/01/27
1,722
10,261
Nebraska - 0.2%
Central Plains Energy Project Revenue Bonds
2,500 5.000
09/01/26
2,857
Central Plains Energy Project Revenue Bonds
2,000 5.000
09/01/30
2,432
Central Plains Energy Project Revenue Bonds
1,565 5.000
09/01/32
1,604
Central Plains Energy Project Revenue Bonds
(~)(ae)(Ê) 1,900 4.000
12/01/49
2,066
Douglas County Hospital Authority No. 2 Revenue Bonds
(SIFMA Municipal Swap
Index + 0.500%)(ae)(Ê)(Þ) 275 0.550
08/01/23
275
Southeast Community College Area Revenue Bonds
(µ) 250 4.000
03/15/34
275
Southeast Community College Area Revenue Bonds
(µ) 400 4.000
03/15/42
436
9,945
Nevada - 1.1%
City of Las Vegas Special Improvement District No. 816 Special Assessment
160 2.000
06/01/22
160
City of Las Vegas Special Improvement District No. 816 Special Assessment
100 2.750
06/01/33
97
City of Las Vegas Special Improvement District No. 816 Special Assessment
515 2.750
06/01/36
489
City of North Las Vegas General Obligation Limited
(µ) 605 5.000
06/01/27
714
City of North Las Vegas General Obligation Limited
(µ) 630 5.000
06/01/28
758
City of North Las Vegas General Obligation Limited
(µ) 665 4.000
06/01/29
767
City of North Las Vegas General Obligation Limited
(µ) 690 4.000
06/01/30
806
City of North Las Vegas General Obligation Limited
(µ) 2,430 5.000
06/01/30
2,977
City of Reno General Obligation Limited
1,000 5.000
06/01/22
1,015
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 1,390 2.500
06/15/24
1,400
Clark County General Obligation Unlimited
2,555 5.000
06/01/33
3,058
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/27
142
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/28
145
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/29
148

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clark County School District General Obligation Limited
(µ) 1,360 5.000
06/15/30
1,676
Clark County School District General Obligation Limited
(µ) 5,360 5.000
06/15/31
6,584
Clark County School District General Obligation Limited
(µ) 105 5.000
06/15/32
131
Clark County School District General Obligation Limited
(µ) 100 5.000
06/15/33
124
Clark County School District General Obligation Limited
(µ) 115 5.000
06/15/34
143
Clark County School District General Obligation Limited
(µ) 2,500 4.000
06/15/35
2,862
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/35
149
County of Clark General Obligation Limited
2,000 5.000
05/01/48
2,353
Henderson Local Improvement Districts Special Assessment
100 2.000
09/01/23
101
Henderson Local Improvement Districts Special Assessment
175 3.000
09/01/36
166
Las Vegas Convention & Visitors Authority Revenue Bonds
275 5.000
07/01/26
316
Las Vegas Convention & Visitors Authority Revenue Bonds
145 5.000
07/01/27
170
Las Vegas Convention & Visitors Authority Revenue Bonds
1,300 5.000
07/01/31
1,502
Las Vegas Convention & Visitors Authority Revenue Bonds
95 5.000
07/01/35
112
Las Vegas Convention & Visitors Authority Revenue Bonds
1,450 5.000
07/01/37
1,714
Las Vegas Convention & Visitors Authority Revenue Bonds
6,115 5.000
07/01/43
7,171
Las Vegas Valley Water District General Obligation Limited
1,040 4.000
03/01/33
1,207
Las Vegas Valley Water District General Obligation Limited
4,500 4.000
06/01/35
5,284
Nevada Department of Business & Industry Revenue Bonds
(Þ) 85 3.125
07/15/22
86
Nevada Department of Business & Industry Revenue Bonds
(Þ) 340 5.000
07/15/27
374
Nevada Department of Business & Industry Revenue Bonds
(Þ) 585 4.500
12/15/29
629
Tahoe-Douglas Visitors Authority Revenue Bonds
200 5.000
07/01/40
226
Truckee Meadows Water Authority Revenue Bonds
1,600 5.000
07/01/37
1,828
47,584
New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê) 840 2.800
10/01/33
858
New Hampshire Business Finance Authority Revenue Bonds
775 4.000
01/01/41
829
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
2,225 5.000
06/01/28
2,700
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,730 5.000
08/01/32
2,082
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
765 5.000
08/01/33
921
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,500 5.000
01/01/34
1,613
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
810 5.000
08/01/34
974
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
845 5.000
08/01/35
1,015
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,825 5.000
01/01/36
1,962
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
895 5.000
08/01/36
1,074
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,615 5.000
01/01/37
1,737
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
935 5.000
08/01/37
1,122
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
985 5.000
08/01/38
1,180
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,035 5.000
08/01/39
1,238
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,090 5.000
08/01/40
1,301
20,606
New Jersey - 4.2%
Atlantic City General Obligation Unlimited
(µ) 500 5.000
03/01/25
553
Atlantic City General Obligation Unlimited
(µ) 450 5.000
03/01/26
511
Atlantic City General Obligation Unlimited
(µ) 750 5.000
03/01/32
871
Atlantic County Improvement Authority Revenue Bonds
(µ) 500 4.000
07/01/39
576
Buena Regional School District General Obligation Unlimited
(µ) 320 4.000
08/01/33
353
Buena Regional School District General Obligation Unlimited
(µ) 340 4.000
08/01/34
375
Buena Regional School District General Obligation Unlimited
(µ) 360 4.000
08/01/35
398
Buena Regional School District General Obligation Unlimited
(µ) 385 4.000
08/01/36
426
Camden County Improvement Authority Revenue Bonds
2,000 5.000
02/15/28
2,143
City of Bayonne General Obligation Unlimited
(µ) 1,500 5.000
07/01/33
1,738
City of Bayonne General Obligation Unlimited
(µ) 1,865 5.000
07/01/34
2,161
City of Newark General Obligation Unlimited
(µ) 1,450 5.000
10/01/27
1,699
City of Trenton General Obligation Unlimited
(µ) 1,510 5.000
07/15/23
1,597
Clifton Board Of Education Unlimited
(µ) 895 2.125
08/15/44
744
County of Cape May General Obligation Unlimited
2,235 4.000
10/01/26
2,505
County of Monmouth General Obligation Unlimited
725 5.000
01/15/25
807

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Monmouth General Obligation Unlimited
710 5.000
01/15/26
813
County of Monmouth General Obligation Unlimited
330 5.000
01/15/27
388
County of Morris General Obligation Unlimited
4,615 2.000
02/01/27
4,729
Essex County Improvement Authority Revenue Bonds
75 4.000
06/15/38
83
Essex County Improvement Authority Revenue Bonds
(µ) 305 4.000
08/01/38
353
Essex County Improvement Authority Revenue Bonds
(µ) 320 4.000
08/01/39
370
Essex County Improvement Authority Revenue Bonds
(µ) 330 4.000
08/01/40
380
Essex County Improvement Authority Revenue Bonds
(µ) 345 4.000
08/01/41
397
Garden State Preservation Trust Revenue Bonds
(µ) 460 5.750
11/01/28
545
Jersey City General Obligation Unlimited
450 5.000
11/01/31
531
New Jersey Building Authority Revenue Bonds
(µ) 580 5.000
06/15/28
667
New Jersey Economic Development Authority Revenue Bonds
2,000 4.000
07/01/22
2,028
New Jersey Economic Development Authority Revenue Bonds
2,045 5.000
06/15/23
2,076
New Jersey Economic Development Authority Revenue Bonds
(µ) 700 5.500
09/01/24
774
New Jersey Economic Development Authority Revenue Bonds
(µ) 515 5.250
07/01/26
597
New Jersey Economic Development Authority Revenue Bonds
795 5.000
07/01/27
878
New Jersey Economic Development Authority Revenue Bonds
(~)(Ê) 2,715 5.250
04/01/28
3,253
New Jersey Economic Development Authority Revenue Bonds
(µ) 2,005 5.000
07/01/28
2,360
New Jersey Economic Development Authority Revenue Bonds
1,720 5.000
06/15/29
1,873
New Jersey Economic Development Authority Revenue Bonds
350 3.000
06/01/32
367
New Jersey Economic Development Authority Revenue Bonds
665 5.000
06/01/32
782
New Jersey Economic Development Authority Revenue Bonds
875 5.000
07/01/33
1,002
New Jersey Economic Development Authority Revenue Bonds
4,975 5.000
06/15/36
5,769
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000
06/15/37
1,159
New Jersey Economic Development Authority Revenue Bonds
1,000 4.000
11/01/38
1,105
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 450 5.000
07/01/32
518
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 3,085 5.000
07/01/33
3,624
New Jersey General Obligation Unlimited
6,725 4.000
06/01/30
7,725
New Jersey General Obligation Unlimited
5,425 4.000
06/01/31
6,294
New Jersey General Obligation Unlimited
7,500 5.000
06/01/40
8,764
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 1,000 5.000
07/01/27
1,123
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,175 5.000
07/01/28
1,370
New Jersey Health Care Facilities Financing Authority Revenue Bonds
2,305 5.000
07/01/29
2,715
New Jersey Health Care Facilities Financing Authority Revenue Bonds
625 5.000
07/01/30
755
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000
07/01/31
1,150
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 4.000
07/01/35
1,138
New Jersey Health Care Facilities Financing Authority Revenue Bonds
175 5.000
07/01/41
198
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(~)(ae)(Ê) 1,610 5.000
07/01/43
1,751
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
150 0.500
11/01/23
148
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
185 0.650
05/01/24
182
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
360 0.750
11/01/24
353
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
270 0.900
11/01/25
263
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
1,830 2.850
11/01/25
1,920
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
3,440 4.750
10/01/50
3,754
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,825 2.493
12/15/26
1,653
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,335 5.000
06/15/29
2,669
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,125 2.871
12/15/29
930
New Jersey Transportation Trust Fund Authority Revenue Bonds
735 5.000
06/15/30
839
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,585 5.000
06/15/31
6,365
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 1,840 2.851
12/15/31
1,436
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.000
12/15/31
889
New Jersey Transportation Trust Fund Authority Revenue Bonds
950 5.000
12/15/33
1,117
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,225 5.000
12/15/34
2,613
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 5,000 3.060
12/15/35
3,376
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 5.000
12/15/35
927
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,030 5.591
12/15/35
3,318
New Jersey Transportation Trust Fund Authority Revenue Bonds
14,860 3.291
12/15/36
9,422

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 5.000
12/15/36
1,172
New Jersey Transportation Trust Fund Authority Revenue Bonds
23,510 4.649
12/15/37
14,339
New Jersey Transportation Trust Fund Authority Revenue Bonds
685 4.250
12/15/38
762
New Jersey Turnpike Authority Revenue Bonds
900 5.000
01/01/23
936
New Jersey Turnpike Authority Revenue Bonds
3,155 5.000
01/01/24
3,280
New Jersey Turnpike Authority Revenue Bonds
(ae) 2,330 5.000
01/01/27
2,374
New Jersey Turnpike Authority Revenue Bonds
3,375 5.000
01/01/32
3,875
New Jersey Turnpike Authority Revenue Bonds
2,000 5.000
01/01/33
2,329
New Jersey Turnpike Authority Revenue Bonds
6,000 4.000
01/01/42
6,877
Newark Board of Education General Obligation Unlimited
420 5.000
07/15/24
457
Newark Board of Education General Obligation Unlimited
(µ) 1,425 5.000
07/15/32
1,796
Newark Board of Education General Obligation Unlimited
(µ) 1,000 4.000
07/15/35
1,162
Passaic Valley Sewerage Commission Revenue Bonds
(µ) 1,500 3.000
12/01/32
1,605
Perth Amboy General Obligation Unlimited
(µ) 1,000 4.000
07/01/35
1,134
Salem County Improvement Authority Revenue Bonds
(µ) 550 4.000
08/15/37
624
South Jersey Transportation Authority Revenue Bonds
(µ) 200 5.000
11/01/28
243
South Jersey Transportation Authority Revenue Bonds
(µ) 2,000 5.000
11/01/29
2,467
South Jersey Transportation Authority Revenue Bonds
(µ) 1,000 5.000
11/01/30
1,228
South Jersey Transportation Authority Revenue Bonds
4,000 4.000
11/01/40
4,452
South Jersey Transportation Authority Revenue Bonds
(µ) 1,250 5.000
11/01/41
1,526
Tobacco Settlement Financing Corp. Revenue Bonds
1,570 3.200
06/01/27
1,582
Tobacco Settlement Financing Corp. Revenue Bonds
1,495 5.000
06/01/27
1,758
186,013
New Mexico - 0.1%
City of Farmington Revenue Bonds
1,200 1.800
04/01/29
1,161
New Mexico Mortgage Finance Authority Revenue Bonds
800 2.250
07/01/23
801
New Mexico Mortgage Finance Authority Revenue Bonds
2,015 4.250
07/01/49
2,171
4,133
New York - 10.3%
Albany Capital Resource Corp. Revenue Bonds
1,255 4.000
06/01/29
1,367
Brooklyn Arena Local Development Corp. Revenue Bonds
525 1.625
11/01/25
520
Buffalo Sewer Authority Revenue Bonds
(µ) 170 5.000
06/15/31
205
Buffalo Sewer Authority Revenue Bonds
(µ) 170 5.000
06/15/33
205
Buffalo Sewer Authority Revenue Bonds
(µ) 240 4.000
06/15/35
272
Build NYC Resource Corp. Revenue Bonds
500 5.000
08/01/29
583
Build NYC Resource Corp. Revenue Bonds
100 4.000
06/15/30
110
Build NYC Resource Corp. Revenue Bonds
700 5.000
08/01/30
814
Build NYC Resource Corp. Revenue Bonds
100 4.000
06/15/31
110
Build NYC Resource Corp. Revenue Bonds
600 5.000
08/01/32
695
Build NYC Resource Corp. Revenue Bonds
500 5.000
08/01/33
579
City of Buffalo General Obligation Limited
(µ) 5,045 5.000
04/01/32
6,623
City of New York General Obligation Unlimited
2,445 5.000
08/01/22
2,500
City of New York General Obligation Unlimited
6,420 5.000
08/01/23
6,818
City of New York General Obligation Unlimited
5,000 5.000
08/01/37
5,741
City of New York General Obligation Unlimited
500 4.000
12/01/40
558
City of Syracuse General Obligation Limited
(µ) 750 4.000
05/15/32
842
City of Syracuse General Obligation Limited
(µ) 785 4.000
05/15/33
879
City of Yonkers General Obligation Limited
525 5.000
09/01/22
530
City of Yonkers General Obligation Limited
(µ) 750 5.000
09/01/24
809
City of Yonkers General Obligation Limited
(µ) 430 5.000
10/15/25
475
City of Yonkers General Obligation Limited
(µ) 1,200 5.000
05/01/31
1,476
City of Yonkers General Obligation Limited
(µ) 2,250 5.000
05/01/32
2,764
City of Yonkers General Obligation Limited
(µ) 3,895 5.000
05/01/33
4,779
City of Yonkers General Obligation Limited
(µ) 1,990 4.000
05/01/35
2,277
City of Yonkers General Obligation Limited
(µ) 2,180 4.000
05/01/37
2,471
County of Nassau General Obligation Limited
(µ) 3,190 5.000
04/01/35
3,939
Hempstead Town Local Development Corp. Revenue Bonds
1,000 5.000
07/01/22
1,019
Hempstead Town Local Development Corp. Revenue Bonds
1,565 5.000
07/01/24
1,708

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hempstead Town Local Development Corp. Revenue Bonds
715 4.000
07/01/40
819
Hempstead Union Free School District General Obligation Unlimited
1,875 1.000
07/13/22
1,877
Hudson Yards Infrastructure Corp. Revenue Bonds
7,495 5.000
02/15/35
8,689
Hudson Yards Infrastructure Corp. Revenue Bonds
4,740 5.000
02/15/37
5,477
Hudson Yards Infrastructure Corp. Revenue Bonds
5,260 5.000
02/15/38
6,062
Hudson Yards Infrastructure Corp. Revenue Bonds
1,000 5.000
02/15/42
1,146
Hudson Yards Infrastructure Corp. Revenue Bonds
300 4.000
02/15/44
328
Hudson Yards Infrastructure Corp. Revenue Bonds
(µ) 14,000 4.000
02/15/47
15,280
Long Island Power Authority Revenue Bonds
1,000 5.000
09/01/32
1,188
Long Island Power Authority Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 2,700 0.827
05/01/33
2,700
Long Island Power Authority Revenue Bonds
750 5.000
09/01/33
890
Long Island Power Authority Revenue Bonds
1,000 5.000
09/01/34
1,185
Long Island Power Authority Revenue Bonds
1,250 5.000
09/01/35
1,480
Long Island Power Authority Revenue Bonds
1,825 5.000
09/01/37
2,154
Long Island Power Authority Revenue Bonds
(~)(ae)(Ê) 2,000 1.650
09/01/49
2,019
Madrid-Waddington Central School District General Obligation Limited Notes
1,250 1.500
06/24/22
1,254
Metropolitan Transportation Authority Revenue Bonds
2,590 4.000
02/01/22
2,590
Metropolitan Transportation Authority Revenue Bonds
1,400 5.000
09/01/22
1,432
Metropolitan Transportation Authority Revenue Bonds
350 5.000
11/15/22
361
Metropolitan Transportation Authority Revenue Bonds
1,475 5.000
02/01/23
1,530
Metropolitan Transportation Authority Revenue Bonds
1,440 5.000
11/15/24
1,486
Metropolitan Transportation Authority Revenue Bonds
8,395 5.000
11/15/25
8,662
Metropolitan Transportation Authority Revenue Bonds
(SOFR + 0.600%)(Ê) 2,000 1.000
11/01/26
1,994
Metropolitan Transportation Authority Revenue Bonds
4,000 5.000
11/15/26
4,601
Metropolitan Transportation Authority Revenue Bonds
225 5.000
11/15/27
256
Metropolitan Transportation Authority Revenue Bonds
(ae) 5,710 5.000
11/15/28
6,446
Metropolitan Transportation Authority Revenue Bonds
550 5.250
11/15/28
621
Metropolitan Transportation Authority Revenue Bonds
550 5.000
11/15/29
656
Metropolitan Transportation Authority Revenue Bonds
225 5.000
11/15/30
275
Metropolitan Transportation Authority Revenue Bonds
100 5.250
11/15/31
114
Metropolitan Transportation Authority Revenue Bonds
730 4.000
11/15/32
804
Metropolitan Transportation Authority Revenue Bonds
1,150 5.000
11/15/33
1,276
Metropolitan Transportation Authority Revenue Bonds
4,500 5.000
11/15/38
4,691
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,350 5.000
11/15/41
1,615
Metropolitan Transportation Authority Revenue Bonds
(µ) 600 4.000
11/15/42
677
Metropolitan Transportation Authority Revenue Bonds
8,930 5.000
11/15/42
9,247
Metropolitan Transportation Authority Revenue Bonds
(µ) 10,000 4.000
11/15/44
11,227
Metropolitan Transportation Authority Revenue Bonds
4,675 4.000
11/15/45
5,012
Metropolitan Transportation Authority Revenue Bonds
300 4.750
11/15/45
344
Metropolitan Transportation Authority Revenue Bonds
(~)(ae)(Ê) 2,500 5.000
11/15/45
3,033
Metropolitan Transportation Authority Revenue Bonds
(~)(Ê) 2,730 0.010
11/15/50
2,730
Metropolitan Transportation Authority Revenue Bonds
4,850 4.000
11/15/52
5,170
Monroe County Industrial Development Corp. Revenue Bonds
2,460 5.000
05/01/31
2,964
Monroe County Industrial Development Corp. Revenue Bonds
960 4.000
07/01/39
1,088
MTA Hudson Rail Yards Trust Obligations Revenue Bonds
2,500 5.000
11/15/56
2,629
Nassau County Interim Finance Authority Revenue Bonds
1,600 5.000
11/15/32
2,066
New York City Housing Development Corp. Revenue Bonds
(~)(ae)(Ê) 5,000 0.600
07/01/25
4,835
New York City Housing Development Corp. Revenue Bonds
1,560 3.500
02/15/48
1,583
New York City Industrial Development Agency Revenue Bonds
(µ) 150 5.000
01/01/29
181
New York City Industrial Development Agency Revenue Bonds
(µ) 380 5.000
01/01/30
465
New York City Industrial Development Agency Revenue Bonds
(µ) 225 5.000
01/01/31
279
New York City Industrial Development Agency Revenue Bonds
(µ) 120 4.000
01/01/32
139
New York City Industrial Development Agency Revenue Bonds
(µ) 300 3.000
03/01/36
313
New York City Industrial Development Agency Revenue Bonds
(µ) 3,435 2.500
03/01/37
3,388
New York City Industrial Development Agency Revenue Bonds
(µ) 460 3.000
01/01/39
475
New York City Industrial Development Agency Revenue Bonds
(µ) 335 3.000
03/01/40
347
New York City Industrial Development Agency Revenue Bonds
(µ) 650 4.000
03/01/45

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
415 5.000
11/01/29
471
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
3,000 5.000
05/01/36
3,664
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,000 5.000
08/01/39
1,088
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,360 5.000
08/01/40
1,590
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,250 4.000
11/01/40
2,546
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
550 4.000
08/01/41
620
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
475 4.000
05/01/45
536
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(~)(Ê) 9,000 1.450
08/01/45
9,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
10,430 5.000
02/01/47
12,906
New York City Water & Sewer System Revenue Bonds
4,050 4.000
06/15/40
4,558
New York City Water & Sewer System Revenue Bonds
700 5.000
06/15/46
816
New York Convention Center Development Corp. Revenue Bonds
(µ) 2,925 Zero coupon
11/15/34
2,059
New York Liberty Development Corp. Revenue Bonds
14,190 2.750
11/15/41
13,895
New York Liberty Development Corp. Revenue Bonds
2,685 4.000
02/15/43
2,973
New York Liberty Development Corp. Revenue Bonds
(Þ) 645 5.000
11/15/44
693
New York Liberty Development Corp. Revenue Bonds
3,000 2.450
09/15/69
3,048
New York State Dormitory Authority Revenue Bonds
755 5.000
05/15/23
764
New York State Dormitory Authority Revenue Bonds
(µ) 430 5.250
07/01/23
456
New York State Dormitory Authority Revenue Bonds
(ae) 6,725 5.000
12/15/23
6,972
New York State Dormitory Authority Revenue Bonds
(ae) 6,790 5.000
07/01/26
7,191
New York State Dormitory Authority Revenue Bonds
(ae) 15 5.000
02/15/27
18
New York State Dormitory Authority Revenue Bonds
1,195 5.000
03/15/30
1,383
New York State Dormitory Authority Revenue Bonds
9,115 5.000
02/15/31
10,595
New York State Dormitory Authority Revenue Bonds
105 5.000
07/01/32
121
New York State Dormitory Authority Revenue Bonds
3,300 5.000
10/01/32
3,811
New York State Dormitory Authority Revenue Bonds
1,465 5.000
07/01/33
1,771
New York State Dormitory Authority Revenue Bonds
710 5.000
07/01/34
815
New York State Dormitory Authority Revenue Bonds
325 4.000
07/01/35
374
New York State Dormitory Authority Revenue Bonds
95 5.000
07/01/35
109
New York State Dormitory Authority Revenue Bonds
260 4.000
07/01/36
299
New York State Dormitory Authority Revenue Bonds
85 5.000
07/01/36
97
New York State Dormitory Authority Revenue Bonds
70 4.000
09/01/36
78
New York State Dormitory Authority Revenue Bonds
325 4.000
07/01/37
373
New York State Dormitory Authority Revenue Bonds
100 4.000
09/01/37
112
New York State Dormitory Authority Revenue Bonds
4,410 3.000
03/15/38
4,533
New York State Dormitory Authority Revenue Bonds
1,000 4.000
03/15/38
1,151
New York State Dormitory Authority Revenue Bonds
6,035 4.000
07/01/38
6,896
New York State Dormitory Authority Revenue Bonds
75 4.000
09/01/38
83
New York State Dormitory Authority Revenue Bonds
1,000 5.000
10/01/38
1,209
New York State Dormitory Authority Revenue Bonds
5,815 4.000
03/15/39
6,677
New York State Dormitory Authority Revenue Bonds
85 4.000
09/01/39
94
New York State Dormitory Authority Revenue Bonds
19,700 4.000
03/15/40
22,377
New York State Dormitory Authority Revenue Bonds
105 4.000
07/01/40
112
New York State Dormitory Authority Revenue Bonds
100 4.000
09/01/40
111
New York State Dormitory Authority Revenue Bonds
600 4.000
03/15/41
678
New York State Dormitory Authority Revenue Bonds
110 5.000
07/01/41
125
New York State Dormitory Authority Revenue Bonds
1,075 4.000
03/15/42
1,212
New York State Dormitory Authority Revenue Bonds
2,000 4.000
03/15/43
2,273
New York State Dormitory Authority Revenue Bonds
2,445 4.000
03/15/44
2,767
New York State Dormitory Authority Revenue Bonds
435 4.000
07/01/45
458
New York State Environmental Facilities Corp. Revenue Bonds
300 5.000
06/15/35
345
New York State Housing Finance Agency Revenue Bonds
(~)(ae)(Ê) 425 1.100
05/01/27
412
New York State Thruway Authority Revenue Bonds
1,250 5.000
01/01/32
1,486
New York State Urban Development Corp. Revenue Bonds
5,750 5.000
03/15/36
7,132
New York State Urban Development Corp. Revenue Bonds
4,950 4.000
03/15/37
5,629
New York State Urban Development Corp. Revenue Bonds
11,000 5.000
03/15/37
13,620
New York State Urban Development Corp. Revenue Bonds
2,500 5.000
03/15/38
3,088

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds
500 5.000
12/01/27
579
New York Transportation Development Corp. Revenue Bonds
130 5.000
12/01/28
153
New York Transportation Development Corp. Revenue Bonds
145 5.000
12/01/29
173
New York Transportation Development Corp. Revenue Bonds
115 5.000
12/01/30
139
New York Transportation Development Corp. Revenue Bonds
4,090 5.000
12/01/31
4,936
New York Transportation Development Corp. Revenue Bonds
165 5.000
12/01/32
200
New York Transportation Development Corp. Revenue Bonds
2,530 5.000
12/01/33
3,053
New York Transportation Development Corp. Revenue Bonds
255 5.000
12/01/34
307
New York Transportation Development Corp. Revenue Bonds
4,575 5.000
12/01/35
5,508
New York Transportation Development Corp. Revenue Bonds
380 5.000
12/01/36
457
New York Transportation Development Corp. Revenue Bonds
3,320 5.000
12/01/37
3,991
New York Transportation Development Corp. Revenue Bonds
620 5.000
12/01/38
744
Niagara Falls City School District General Obligation Unlimited
(µ) 1,000 5.000
06/15/28
1,205
Niagara Falls City School District General Obligation Unlimited
(µ) 1,735 4.000
06/15/30
1,974
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000
12/01/30
1,838
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000
12/01/31
1,833
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000
12/01/32
68
Oneida County Local Development Corp. Revenue Bonds
(µ) 70 4.000
12/01/33
79
Oneida County Local Development Corp. Revenue Bonds
(µ) 105 4.000
12/01/34
119
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,105 5.000
12/01/34
1,368
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000
12/01/35
136
Oneida County Local Development Corp. Revenue Bonds
(µ) 75 4.000
12/01/36
85
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000
12/01/37
68
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000
12/01/38
68
Oneida County Local Development Corp. Revenue Bonds
(µ) 180 3.000
12/01/39
186
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 3.000
12/01/40
124
Oneida County Local Development Corp. Revenue Bonds
(µ) 240 4.000
12/01/49
267
Onondaga County Trust for Cultural Resources Revenue Bonds
375 5.000
12/01/40
459
Port Authority of New York & New Jersey Revenue Bonds
5,000 5.000
07/15/34
6,206
Port Authority of New York & New Jersey Revenue Bonds
2,775 5.000
07/15/35
3,432
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000
07/15/36
1,141
Port Authority of New York & New Jersey Revenue Bonds
750 5.250
05/15/42
900
Port Authority of New York & New Jersey Revenue Bonds
175 5.000
11/15/42
206
Port Authority of New York & New Jersey Revenue Bonds
1,700 4.000
09/01/43
1,888
Port Authority of New York & New Jersey Revenue Bonds
800 5.250
10/15/55
903
Sales Tax Asset Receivable Corp. Revenue Bonds
(ae) 5,875 4.000
10/15/24
6,333
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 150 4.000
08/01/31
176
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 220 4.000
08/01/32
258
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000
08/01/33
234
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000
08/01/34
234
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000
08/01/35
233
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 405 4.000
08/01/36
471
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
2,480 4.250
10/01/47
2,651
State of New York Mortgage Agency Revenue Bonds
1,550 2.000
10/01/31
1,492
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
250 4.000
06/01/50
271
Triborough Bridge & Tunnel Authority Revenue Bonds
1,000 5.000
11/15/28
1,034
Triborough Bridge & Tunnel Authority Revenue Bonds
5,000 5.000
11/15/33
5,872
Triborough Bridge & Tunnel Authority Revenue Bonds
(~)(ae)(Ê) 6,375 2.000
05/15/45
6,486
TSASC, Inc. Revenue Bonds
2,500 5.000
06/01/29
2,911
Utility Debt Securitization Authority Revenue Bonds
600 5.000
12/15/41
707
Webster Central School District General Obligation Unlimited
1,125 2.000
06/15/27
1,153
Westchester County Local Development Corp. Revenue Bonds
(Þ) 1,500 2.875
07/01/26
1,495
Westchester County Local Development Corp. Revenue Bonds
1,350 5.000
05/01/34
1,445
459,057
North Carolina - 1.0%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds
(~)(ae)(Ê) 1,000 0.800
10/31/25
982
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
(~)(ae)
(Ê) 1,300 5.000
12/01/28
1,574

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
(~)(ae)
(Ê) 1,000 5.000
12/01/31
1,267
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
(~)(ae)(Ê) 325 1.375
05/01/34
328
County of Guilford General Obligation Unlimited
100 5.000
05/01/22
101
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 9,525 5.000
10/01/41
9,599
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 7,500 5.000
10/01/44
7,945
North Carolina Housing Finance Agency Revenue Bonds
2,860 4.250
07/01/47
3,071
North Carolina Medical Care Commission Revenue Bonds
130 4.000
03/01/24
136
North Carolina Medical Care Commission Revenue Bonds
250 4.000
01/01/25
260
North Carolina Medical Care Commission Revenue Bonds
155 4.000
03/01/25
165
North Carolina Medical Care Commission Revenue Bonds
240 4.000
01/01/26
252
North Carolina Medical Care Commission Revenue Bonds
145 5.000
03/01/26
162
North Carolina Medical Care Commission Revenue Bonds
565 5.000
01/01/27
623
North Carolina Medical Care Commission Revenue Bonds
170 5.000
03/01/27
192
North Carolina Medical Care Commission Revenue Bonds
790 5.000
01/01/28
884
North Carolina Medical Care Commission Revenue Bonds
200 5.000
03/01/28
229
North Carolina Medical Care Commission Revenue Bonds
560 5.000
01/01/29
629
North Carolina Medical Care Commission Revenue Bonds
160 4.000
03/01/29
175
North Carolina Medical Care Commission Revenue Bonds
655 5.000
01/01/30
732
North Carolina Medical Care Commission Revenue Bonds
165 4.000
03/01/30
181
North Carolina Medical Care Commission Revenue Bonds
700 5.000
10/01/30
798
North Carolina Medical Care Commission Revenue Bonds
625 5.000
01/01/31
696
North Carolina Medical Care Commission Revenue Bonds
170 4.000
03/01/31
186
North Carolina Medical Care Commission Revenue Bonds
2,105 5.000
11/01/31
2,387
North Carolina Medical Care Commission Revenue Bonds
185 4.000
09/01/34
209
North Carolina Medical Care Commission Revenue Bonds
100 4.000
03/01/36
108
North Carolina Medical Care Commission Revenue Bonds
500 5.000
01/01/38
545
North Carolina Medical Care Commission Revenue Bonds
225 4.000
09/01/41
249
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000
02/01/24
2,147
North Carolina Turnpike Authority Revenue Bonds
(µ) 1,310 5.000
01/01/28
1,521
State of North Carolina General Obligation Unlimited
5,020 5.000
06/01/27
5,975
44,308
North Dakota - 0.1%
City of Grand Forks Healthcare System Revenue Bonds
675 4.000
12/01/37
770
City of Grand Forks Healthcare System Revenue Bonds
625 4.000
12/01/38
712
City of Grand Forks Healthcare System Revenue Bonds
(µ) 225 3.000
12/01/39
226
City of Grand Forks Healthcare System Revenue Bonds
1,025 4.000
12/01/40
1,160
City of Grand Forks Healthcare System Revenue Bonds
860 4.000
12/01/41
972
City of Horace General Obligation Unlimited
150 3.000
05/01/41
151
3,991
Ohio - 1.9%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
875 4.000
11/15/36
984
Akron Bath Copley Joint Township Hospital District Revenue Bonds
700 4.000
11/15/37
788
Akron Bath Copley Joint Township Hospital District Revenue Bonds
450 4.000
11/15/38
508
American Municipal Power, Inc. Revenue Bonds
875 5.000
02/15/25
975
American Municipal Power, Inc. Revenue Bonds
140 5.000
02/15/26
160
American Municipal Power, Inc. Revenue Bonds
175 5.000
02/15/27
205
American Municipal Power, Inc. Revenue Bonds
215 5.000
02/15/28
257
American Municipal Power, Inc. Revenue Bonds
165 5.000
02/15/29
201
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
85 5.000
06/01/34
104
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,000 4.000
06/01/37
2,264
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,490 5.000
06/01/55
2,737
City of Columbus General Obligation Unlimited
4,685 4.000
04/01/33
5,218
City of Hamilton Electric Revenue Bonds
(µ) 700 4.000
10/01/34
793
City of Hamilton Electric Revenue Bonds
(µ) 730 4.000
10/01/35
826
City of Hamilton Electric Revenue Bonds
(µ) 590 4.000
10/01/36
667
Cleveland Municipal School District General Obligation Unlimited
1,100 5.000
12/01/27
1,158

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Cuyahoga Certificate of Participation
14,065 5.000
12/01/27
15,095
County of Cuyahoga Certificate of Participation
1,990 5.000
12/01/28
2,131
County of Franklin Revenue Bonds
575 4.000
07/01/40
615
County of Franklin Revenue Bonds
330 5.250
11/15/40
368
County of Hamilton Revenue Bonds
1,350 5.000
01/01/31
1,474
Crestview Local School District/Columbiana County Certificate of Participation
(µ) 375 4.000
12/01/41
422
Crestview Local School District/Columbiana County Certificate of Participation
(µ) 425 4.000
12/01/45
475
Cuyahoga County Hospital Revenue Bonds
7,700 5.000
02/15/37
8,862
Cuyahoga Metropolitan Housing Authority Revenue Bonds
450 2.000
12/01/31
433
Euclid City School District Certificate of Participation
(µ) 175 4.000
12/01/30
194
Euclid City School District Certificate of Participation
(µ) 185 4.000
12/01/31
205
Euclid City School District Certificate of Participation
(µ) 130 4.000
12/01/32
144
Euclid City School District Certificate of Participation
(µ) 135 4.000
12/01/33
149
Euclid City School District Certificate of Participation
(µ) 110 4.000
12/01/34
121
Euclid City School District Certificate of Participation
(µ) 215 4.000
12/01/35
237
Euclid City School District Certificate of Participation
(µ) 445 4.000
12/01/36
491
Euclid City School District Certificate of Participation
(µ) 380 4.000
12/01/38
420
Hillsdale Local School District Certificate of Participation
(µ) 3,050 4.000
12/01/32
3,528
Middletown City School District General Obligation Unlimited
(ae) 5 5.250
12/01/34
5
Northeast Ohio Medical University Revenue Bonds
50 4.000
12/01/35
55
Ohio Air Quality Development Authority Revenue Bonds
1,000 2.875
02/01/26
1,015
Ohio Higher Educational Facility Commission Revenue Bonds
50 5.000
01/01/28
52
Ohio Higher Educational Facility Commission Revenue Bonds
830 4.000
07/01/30
942
Ohio Higher Educational Facility Commission Revenue Bonds
520 5.000
07/01/31
608
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000
07/01/33
677
Ohio Higher Educational Facility Commission Revenue Bonds
750 5.000
07/01/33
875
Ohio Higher Educational Facility Commission Revenue Bonds
600 5.000
01/15/34
717
Ohio Higher Educational Facility Commission Revenue Bonds
485 4.000
07/01/34
546
Ohio Higher Educational Facility Commission Revenue Bonds
420 5.000
07/01/34
490
Ohio Higher Educational Facility Commission Revenue Bonds
195 5.000
01/15/35
232
Ohio Higher Educational Facility Commission Revenue Bonds
220 5.000
01/15/36
262
Ohio Higher Educational Facility Commission Revenue Bonds
1,095 4.000
07/01/36
1,215
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000
07/01/37
661
Ohio Higher Educational Facility Commission Revenue Bonds
830 5.000
01/15/40
979
Ohio Housing Finance Agency Revenue Bonds
2,200 4.500
09/01/48
2,371
Port of Greater Cincinnati Development Authority Revenue Bonds
(~)(ae)(Ê) 150 4.375
06/15/26
147
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 100 3.750
12/01/31
99
State of Ohio Revenue Bonds
3,500 5.000
12/15/22
3,559
State of Ohio Revenue Bonds
2,815 5.000
12/15/23
2,862
State of Ohio Revenue Bonds
950 5.000
01/15/35
1,133
State of Ohio Revenue Bonds
830 5.000
01/15/36
990
State of Ohio Revenue Bonds
815 4.000
01/15/37
909
State of Ohio Revenue Bonds
2,350 4.000
01/15/39
2,611
State of Ohio Revenue Bonds
1,550 4.000
01/15/40
1,720
Toledo-Lucas County Port Authority Revenue Bonds
1,965 5.000
07/01/29
2,093
Toledo-Lucas County Port Authority Revenue Bonds
250 4.000
01/01/38
273
Toledo-Lucas County Port Authority Revenue Bonds
100 4.000
01/01/41
108
United Local School District Certificate of Participation
(µ) 165 4.000
12/01/26
183
United Local School District Certificate of Participation
(µ) 120 4.000
12/01/29
138
United Local School District Certificate of Participation
(µ) 175 4.000
12/01/30
202
United Local School District Certificate of Participation
(µ) 315 4.000
12/01/32
362
United Local School District Certificate of Participation
(µ) 1,200 4.000
12/01/34
1,376
83,676
Oklahoma - 0.5%
Carter County Public Facilities Authority Revenue Bonds
3,625 5.000
09/01/31
4,177
City of Tulsa General Obligation Unlimited
2,800 2.000
11/01/28
2,852
Cleveland County Educational Facilities Authority Revenue Bonds
825 5.000
06/01/24
899

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000
08/15/22
1,021
Oklahoma Development Finance Authority Revenue Bonds
2,000 5.000
08/15/28
2,225
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.000
08/15/33
3,546
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.250
08/15/43
3,577
Oklahoma Housing Finance Agency Revenue Bonds
1,145 4.750
09/01/48
1,246
Oklahoma Water Resources Board Revenue Bonds
1,500 5.000
04/01/33
1,760
21,303
Oregon - 0.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
510 5.000
06/15/26
590
City of Portland Sewer System Revenue Bonds
340 5.000
05/01/30
425
County of Yamhill Revenue Bonds
500 4.000
12/01/27
559
Hospital Facilities Authority of Multnomah County Revenue Bonds
(~)(ae)(Ê) 1,130 5.000
03/01/40
1,228
Oregon State Business Development Commission Revenue Bonds
(~)(ae)(Ê) 1,950 2.400
12/01/40
1,989
Oregon State Facilities Authority Revenue Bonds
50 5.000
10/01/28
60
Oregon State Facilities Authority Revenue Bonds
75 5.000
10/01/29
92
Oregon State Facilities Authority Revenue Bonds
50 5.000
10/01/35
61
Oregon State Facilities Authority Revenue Bonds
(Þ) 750 5.000
10/01/36
789
Salem-Keizer School District No. 24J General Obligation Unlimited
3,000 4.000
06/15/37
3,483
State of Oregon General Obligation Unlimited
150 1.250
08/01/27
149
State of Oregon General Obligation Unlimited
120 1.375
08/01/28
120
State of Oregon General Obligation Unlimited
125 1.500
08/01/29
125
State of Oregon General Obligation Unlimited
500 5.000
12/01/31
584
State of Oregon General Obligation Unlimited
2,000 4.000
05/01/39
2,344
State of Oregon General Obligation Unlimited
1,000 4.000
05/01/40
1,170
State of Oregon General Obligation Unlimited
620 4.250
06/01/49
667
Yamhill County Hospital Authority Revenue Bonds
125 1.750
11/15/26
124
14,559
Pennsylvania - 4.7%
Allegheny County Airport Authority Revenue Bonds
1,000 5.000
01/01/34
1,244
Allegheny County Airport Authority Revenue Bonds
1,000 5.000
01/01/35
1,240
Allegheny County Airport Authority Revenue Bonds
(µ) 3,135 4.000
01/01/39
3,588
Allegheny County Airport Authority Revenue Bonds
(µ) 3,260 4.000
01/01/40
3,719
Allegheny County Airport Authority Revenue Bonds
(µ) 3,140 4.000
01/01/41
3,568
Allegheny County Higher Education Building Authority Revenue Bonds
790 5.000
10/15/26
903
Allegheny County Higher Education Building Authority Revenue Bonds
(SOFR +
0.290%)(ae)(Ê) 750 0.321
08/01/27
746
Allegheny County Higher Education Building Authority Revenue Bonds
835 5.000
10/15/27
948
Allegheny County Higher Education Building Authority Revenue Bonds
870 5.000
10/15/28
982
Allegheny County Hospital Development Authority Revenue Bonds
1,145 5.000
04/01/30
1,362
Allegheny County Sanitary Authority Revenue Bonds
1,000 4.000
06/01/35
1,125
Allentown City School District General Obligation Limited
(µ) 2,250 5.000
02/01/31
2,750
Allentown City School District General Obligation Limited
(µ) 4,385 5.000
02/01/33
5,368
Allentown City School District General Obligation Limited
(µ) 1,000 4.000
02/01/36
1,135
Allentown City School District General Obligation Limited
(µ) 2,250 5.000
02/01/37
2,744
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000
05/01/25
55
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
75 5.000
05/01/26
84
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/25
55
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/26
56
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/27
57
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/28
58
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/29
59
Bucks County Industrial Development Authority Revenue Bonds
75 5.000
07/01/30
90
Bucks County Industrial Development Authority Revenue Bonds
330 5.000
10/01/30
366
Bucks County Industrial Development Authority Revenue Bonds
350 5.000
10/01/31
387
Bucks County Industrial Development Authority Revenue Bonds
610 5.000
07/01/33

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bucks County Industrial Development Authority Revenue Bonds
535 5.000
07/01/34
650
Bucks County Industrial Development Authority Revenue Bonds
415 5.000
07/01/35
503
Bucks County Industrial Development Authority Revenue Bonds
635 5.000
07/01/36
769
Bucks County Industrial Development Authority Revenue Bonds
1,340 5.000
07/01/37
1,622
Bucks County Industrial Development Authority Revenue Bonds
1,390 5.000
07/01/38
1,679
Bucks County Industrial Development Authority Revenue Bonds
1,440 5.000
07/01/39
1,737
Butler County General Authority Revenue Bonds
(USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,790 1.660
10/01/34
14,359
Chester County Industrial Development Authority Revenue Bonds
1,320 4.000
12/01/37
1,544
Chester County Industrial Development Authority Revenue Bonds
1,500 4.000
12/01/38
1,751
Chester County Industrial Development Authority Special Assessment
(Þ) 275 4.375
03/01/28
295
City of Erie General Obligation Unlimited
(µ) 3,750 3.208
11/15/37
2,287
City of Erie Higher Education Building Authority Revenue Bonds
100 4.000
05/01/36
112
City of Erie Higher Education Building Authority Revenue Bonds
50 4.000
05/01/41
55
City of Lancaster General Obligation Unlimited
(µ) 375 5.000
05/01/27
437
City of Oil General Obligation Unlimited
(µ) 175 4.000
12/01/31
200
City of Oil General Obligation Unlimited
(µ) 200 4.000
12/01/34
228
City of Philadelphia Airport Revenue Bonds
1,000 4.000
07/01/35
1,144
City of Philadelphia General Obligation Unlimited
(~)(Ê) 9,635 0.140
08/01/31
9,635
City of Philadelphia General Obligation Unlimited
5,000 5.000
08/01/33
5,859
City of Philadelphia General Obligation Unlimited
5,000 5.000
08/01/34
5,853
City of Scranton General Obligation Unlimited
(Þ) 1,925 5.000
09/01/22
1,958
City of Wilkes-Barre General Obligation Unlimited
(µ) 1,000 4.000
11/15/38
1,064
City of York General Obligation Unlimited
105 5.000
11/15/24
110
City of York General Obligation Unlimited
955 5.000
11/15/26
1,046
City of York General Obligation Unlimited
1,755 5.000
11/15/27
1,946
Coatesville Area School District Building Authority Revenue Bonds
(µ) 425 5.000
12/01/24
446
Coatesville Area School District Building Authority Revenue Bonds
(µ) 335 5.000
12/01/26
351
Coatesville Area School District Building Authority Revenue Bonds
(µ) 360 5.000
12/01/27
377
Commonwealth Financing Authority Revenue Bonds
(µ) 13,000 4.000
06/01/39
14,429
Commonwealth of Pennsylvania General Obligation Unlimited
6,075 5.000
08/15/23
6,453
County of Luzerne General Obligation Unlimited
(µ) 500 5.000
12/15/27
588
County of Mercer General Obligation Unlimited
(µ) 175 4.000
10/01/30
204
Dauphin County General Authority Revenue Bonds
(Þ) 880 4.000
10/15/22
891
Dauphin County General Authority Revenue Bonds
(Þ) 700 4.250
10/15/26
739
Deer Creek Drainage Basin Authority Revenue Bonds
(µ) 300 5.000
12/01/29
366
Deer Creek Drainage Basin Authority Revenue Bonds
(µ) 500 4.000
12/01/31
572
Deer Creek Drainage Basin Authority Revenue Bonds
(µ) 280 4.000
12/01/34
318
Deer Creek Drainage Basin Authority Revenue Bonds
(µ) 250 4.000
12/01/37
284
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,120 5.000
11/01/27
1,198
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,140 5.000
11/01/28
1,220
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,500 5.250
11/01/33
1,612
Delaware Valley Regional Finance Authority Revenue Bonds
(USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996
09/01/48
10,095
General Authority of Southcentral Pennsylvania Revenue Bonds
370 5.000
12/01/28
416
General Authority of Southcentral Pennsylvania Revenue Bonds
150 4.000
06/01/44
168
General Authority of Southcentral Pennsylvania Revenue Bonds
275 5.000
06/01/44
331
Lancaster County Hospital Authority Revenue Bonds
550 5.000
11/01/39
666
Lancaster County Hospital Authority Revenue Bonds
500 5.000
11/01/40
604
Lancaster County Hospital Authority Revenue Bonds
1,000 5.000
11/01/41
1,207
Lancaster Industrial Development Authority Revenue Bonds
165 4.000
07/01/31
177
Lancaster Industrial Development Authority Revenue Bonds
125 4.000
07/01/37
133
Lancaster School District General Obligation Limited
(µ) 1,285 5.000
06/01/30
1,435
Latrobe Industrial Development Authority Revenue Bonds
175 5.000
03/01/31
202
Manheim Central School District Revenue Bonds
850 4.000
05/01/38
963
Manheim Central School District Revenue Bonds
550 4.000
05/01/39
622
Manheim Central School District Revenue Bonds
500 4.000
05/01/40
565
Manheim Central School District Revenue Bonds
200 4.000
05/01/41
225

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mifflin County School District General Obligation Limited
(µ) 1,000 5.000
09/01/30
1,108
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000
09/01/37
167
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000
09/01/38
167
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000
09/01/39
167
Montgomery County Industrial Development Authority General Obligation
Unlimited
50 4.000
10/01/36
54
Montgomery County Industrial Development Authority General Obligation
Unlimited
50 4.000
10/01/41
54
North Allegheny School District General Obligation Limited
1,000 4.000
05/01/35
1,148
North Pocono School District General Obligation Limited
(µ) 885 4.000
09/15/31
1,012
North Pocono School District General Obligation Limited
(µ) 250 4.000
09/15/32
286
Northampton County General Purpose Authority Revenue Bonds
150 5.000
10/01/31
170
Northern Tioga School District General Obligation Limited
(µ) 650 5.000
04/01/30
762
Pennsylvania Economic Development Financing Authority Revenue Bonds
(~)(ae)
(Ê) 1,820 0.950
12/01/26
1,777
Pennsylvania Economic Development Financing Authority Revenue Bonds
400 4.000
07/01/33
443
Pennsylvania Economic Development Financing Authority Revenue Bonds
245 4.000
03/15/36
267
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 3.000
04/01/39
1,573
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000
10/15/39
172
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000
10/15/40
172
Pennsylvania Economic Development Financing Authority Revenue Bonds
245 4.000
07/01/41
268
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 3,695 6.250
06/01/33
4,441
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.000
12/01/33
1,100
Pennsylvania Turnpike Commission Revenue Bonds
905 4.000
12/01/36
1,042
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000
12/01/36
916
Pennsylvania Turnpike Commission Revenue Bonds
1,000 4.000
12/01/37
1,151
Pennsylvania Turnpike Commission Revenue Bonds
625 4.000
12/01/38
718
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000
12/01/38
911
Pennsylvania Turnpike Commission Revenue Bonds
330 4.000
12/01/40
377
Pennsylvania Turnpike Commission Revenue Bonds
630 5.000
12/01/43
753
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,630 5.000
12/01/44
3,214
Pennsylvania Turnpike Commission Revenue Bonds
4,500 5.250
12/01/44
5,615
Philadelphia Authority for Industrial Development Revenue Bonds
215 5.875
06/15/22
219
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 305 5.000
06/15/25
338
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 660 5.000
06/15/27
760
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 415 5.000
06/15/28
486
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 440 5.000
06/15/29
511
Philadelphia Authority for Industrial Development Revenue Bonds
(µ) 510 5.000
12/01/29
600
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000
08/01/30
114
Philadelphia Authority for Industrial Development Revenue Bonds
2,000 8.000
01/01/33
2,130
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
500 5.000
07/01/28
588
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,500 5.625
07/01/42
1,529
Pittsburgh School District General Obligation Limited
3,000 3.000
09/01/40
3,149
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 375 4.000
09/01/34
432
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 150 5.000
09/01/34
184
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 75 4.000
09/01/35
86
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 265 5.000
09/01/35
325
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000
09/01/36
1,594
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000
09/01/37
1,593
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,040 5.000
09/01/38
1,272
Reading School District General Obligation Limited
(µ) 785 5.000
03/01/35
910
Reading School District General Obligation Limited
(µ) 720 5.000
03/01/36
834
School District of Philadelphia (The) General Obligation Limited
(µ)(ae) 10 5.000
09/01/26
12
School District of Philadelphia (The) General Obligation Limited
(µ) 4,435 5.000
09/01/27
5,151
Scranton School District General Obligation Unlimited
(µ) 490 5.000
06/01/32
584
Scranton School District General Obligation Unlimited
(µ) 330 5.000
12/01/33
387
Scranton School District General Obligation Unlimited
(µ) 575 5.000
06/01/34
684
Scranton School District General Obligation Unlimited
(µ) 560 5.000
06/01/36
665

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Shenandoah Valley School District General Obligation Unlimited
(µ) 935 4.000
08/01/26
1,036
South Wayne County Water and Sewer Authority Revenue Bonds
(µ) 1,280 4.000
02/15/32
1,469
South Wayne County Water and Sewer Authority Revenue Bonds
(µ) 730 4.000
02/15/34
837
State Public School Building Authority Revenue Bonds
(ae) 3,030 5.000
04/01/25
3,053
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000
06/15/28
1,015
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000
06/15/29
1,015
Upper Darby School District General Obligation Limited
(µ) 340 4.000
04/01/40
390
Upper Darby School District General Obligation Limited
(µ) 250 4.000
04/01/43
285
Upper Darby School District General Obligation Limited
(µ) 450 4.000
04/01/46
510
Upper Merion Area School District General Obligation Limited
250 3.000
01/15/40
263
Warrior Run School District/Montour Northumberland Union County General
Obligation Limited
(µ) 530 4.000
09/01/37
570
West Mifflin School District General Obligation Limited
(µ) 1,000 5.000
04/01/28
1,156
West Mifflin School District General Obligation Limited
(µ) 3,045 4.000
04/01/30
3,368
Westmoreland County Industrial Development Authority Revenue Bonds
200 5.000
07/01/27
235
Westmoreland County Industrial Development Authority Revenue Bonds
80 5.000
07/01/28
96
Westmoreland County Industrial Development Authority Revenue Bonds
210 5.000
07/01/29
256
Westmoreland County Industrial Development Authority Revenue Bonds
60 5.000
07/01/30
74
Wilkes-Barre Finance Authority Revenue Bonds
325 4.000
03/01/42
342
209,243
Puerto Rico - 2.7%
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 505 4.000
07/01/22
506
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,305 5.375
07/01/25
1,317
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,005 5.250
07/01/26
1,012
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 415 4.250
07/01/27
417
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250
07/01/27
1,007
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 635 5.000
07/01/31
638
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 8,200 5.000
07/01/35
8,257
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,000 5.500
07/01/28
2,039
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
7,100 5.000
07/01/33
7,554
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 400 5.000
07/01/35
484
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 7,750 5.000
07/01/37
9,491
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
850 5.125
07/01/37
865
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,750 4.000
07/01/42
1,964
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,700 5.000
07/01/47
1,991
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 345 5.000
07/01/31
353
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 1,125 4.500
07/01/36
1,142
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 385 4.000
07/01/23
390
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480
07/01/29
8,897
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 230 4.375
07/01/30
233
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 770 5.250
07/01/22
776
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.500
07/01/26
76
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 950 5.000
07/01/27
958
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 320 5.500
07/01/29
346
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 40 5.500
07/01/31
43
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.250
07/01/32
74
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250
07/01/33
550
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 360 5.250
07/01/34
385
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,275 5.250
07/01/35
1,346
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 5,135 5.250
07/01/36
5,509
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 500 4.750
07/01/38
507
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250
07/01/38
254
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250
07/01/41
269
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds
285 5.000
07/01/30
346
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds
235 4.000
07/01/37
261

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 1,565 5.500
07/01/27
1,619
Puerto Rico Municipal Finance Agency General Obligation Unlimited
(µ) 3,090 5.000
08/01/27
3,115
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
3,825 2.953
07/01/27
3,414
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
327 3.071
07/01/29
274
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
3,645 3.171
07/01/31
2,843
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
10,399 3.450
07/01/33
7,543
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
9,975 4.500
07/01/34
10,639
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
26,737 4.329
07/01/40
29,023
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,525 4.550
07/01/40
2,773
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
900 5.709
07/01/46
292
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
550 5.772
07/01/51
129
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
596 5.000
07/01/58
662
122,583
Rhode Island - 0.3%
Providence Public Building Authority Revenue Bonds
(µ) 500 5.875
06/15/26
502
Providence Public Building Authority Revenue Bonds
(µ) 1,845 4.000
09/15/34
2,065
Providence Public Building Authority Revenue Bonds
(µ) 1,900 5.000
09/15/36
2,283
Rhode Island Health & Educational Building Corp. Revenue Bonds
600 5.000
09/01/22
616
Rhode Island Health & Educational Building Corp. Revenue Bonds
200 5.000
08/15/27
236
Rhode Island Health & Educational Building Corp. Revenue Bonds
2,495 5.000
05/15/28
2,827
Rhode Island Health & Educational Building Corp. Revenue Bonds
1,250 5.000
05/15/29
1,410
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 375 5.000
05/15/32
455
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000
05/15/33
364
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 1,750 4.000
05/15/34
2,043
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000
05/15/36
363
State of Rhode Island General Obligation Unlimited
2,000 4.000
04/01/34
2,283
15,447
South Carolina - 0.7%
City of Anderson Water & Sewer Revenue Bonds
950 5.000
07/01/29
1,151
City of Charleston Waterworks & Sewer System Revenue Bonds
2,310 4.000
01/01/29
2,694
Lee County School Facilities, Inc. Revenue Bonds
(µ) 1,050 4.000
12/01/27
1,190
Orangeburg County Facilities Corp. Revenue Bonds
1,140 5.000
12/01/27
1,353
Orangeburg County Facilities Corp. Revenue Bonds
1,410 5.000
12/01/28
1,666
Orangeburg County Facilities Corp. Revenue Bonds
1,560 5.000
12/01/30
1,831
Orangeburg County Facilities Corp. Revenue Bonds
1,695 4.000
12/01/32
1,888
Orangeburg County Facilities Corp. Revenue Bonds
1,165 4.000
12/01/33
1,297
Richland County School District No. 2 General Obligation Unlimited
100 5.000
03/01/22
100
South Carolina Economic Development Authority Revenue Bonds
(ae) 3,800 5.250
08/01/30
4,047
South Carolina Jobs-Economic Development Authority Revenue Bonds
(Þ) 500 4.000
06/01/36
524
South Carolina Public Service Authority Revenue Bonds
3,500 5.000
12/01/30
3,971
South Carolina Public Service Authority Revenue Bonds
2,080 5.000
12/01/31
2,419
South Carolina Public Service Authority Revenue Bonds
200 5.000
12/01/34
227
South Carolina Public Service Authority Revenue Bonds
1,750 4.000
12/01/37
1,997
Spartanburg Regional Health Services District Revenue Bonds
2,100 5.000
04/15/32
2,119
Sumter Two School Facilities, Inc. Revenue Bonds
(µ) 1,360 5.000
12/01/26
1,532
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 500 4.000
06/01/31
579
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 670 4.000
06/01/32
771
31,356
South Dakota - 0.1%
County of Lawrence Certificate of Participation
(µ) 700 4.000
12/01/35
801
County of Lawrence Certificate of Participation
(µ) 760 4.000
12/01/37
867
County of Lincoln Revenue Bonds
100 4.000
08/01/41
108
South Dakota Conservancy District Revenue Bonds
730 5.000
08/01/32
887
South Dakota Health & Educational Facilities Authority Revenue Bonds
(~)(ae)(Ê) 500 5.000
07/01/33
540
3,203
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
600 5.000
10/01/26
668
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
185 5.000
08/01/35
222

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
630 5.000
10/01/23
671
City of Memphis General Obligation Limited
2,500 5.000
06/01/28
2,881
Greenville Health & Educational Facilities Board Revenue Bonds
700 4.000
07/01/40
769
Knox County Health Educational & Housing Facility Board Revenue Bonds
1,750 5.000
04/01/29
2,011
Memphis Sanitary Sewerage System Revenue Bonds
1,025 5.000
10/01/27
1,195
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
490 5.000
05/01/24
532
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
200 4.000
10/01/28
217
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
210 4.000
10/01/30
226
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
2,210 5.000
07/01/35
2,535
Metropolitan Nashville Airport Authority Revenue Bonds
3,000 5.000
07/01/40
3,344
State of Tennessee General Obligation Unlimited
5,000 5.000
09/01/34
5,954
Tennergy Corp. Natural Gas Revenue Bonds
(~)(ae)(Ê) 225 4.000
09/01/28
251
Tennergy Corp. Natural Gas Revenue Bonds
(~)(ae)(Ê) 2,440 5.000
02/01/50
2,673
Tennessee Housing Development Agency Revenue Bonds
3,145 4.500
07/01/49
3,407
27,556
Texas - 8.0%
Arlington Higher Education Finance Corp. Revenue Bonds
70 4.000
08/15/23
73
Arlington Higher Education Finance Corp. Revenue Bonds
50 5.000
08/15/23
53
Arlington Higher Education Finance Corp. Revenue Bonds
1,000 5.000
08/15/26
1,097
Arlington Higher Education Finance Corp. Revenue Bonds
750 5.000
12/01/27
875
Arlington Higher Education Finance Corp. Revenue Bonds
500 5.000
12/01/28
586
Arlington Higher Education Finance Corp. Revenue Bonds
225 4.000
08/15/32
263
Arlington Higher Education Finance Corp. Revenue Bonds
785 5.000
12/01/33
917
Arlington Higher Education Finance Corp. Revenue Bonds
650 5.000
12/01/34
759
Austin Community College District Public Facility Corp. Revenue Bonds
1,045 5.000
08/01/23
1,109
Austin Community College District Public Facility Corp. Revenue Bonds
1,115 5.000
08/01/24
1,222
Baytown Municipal Development District Revenue Bonds
1,375 5.000
10/01/37
1,699
Baytown Municipal Development District Revenue Bonds
1,440 5.000
10/01/38
1,774
Baytown Municipal Development District Revenue Bonds
1,590 5.000
10/01/40
1,949
Bexar County Health Facilities Development Corp. Revenue Bonds
1,765 4.000
07/15/31
1,862
Bexar County Health Facilities Development Corp. Revenue Bonds
1,430 5.000
07/15/33
1,558
Brazoria County Toll Road Authority Revenue Bonds
225 5.000
03/01/32
263
Brazoria County Toll Road Authority Revenue Bonds
200 5.000
03/01/33
234
Central Texas Regional Mobility Authority Revenue Bonds
1,695 5.000
01/01/27
1,911
Central Texas Regional Mobility Authority Revenue Bonds
1,200 5.000
01/01/35
1,351
Central Texas Regional Mobility Authority Revenue Bonds
900 4.000
01/01/36
1,015
Central Texas Regional Mobility Authority Revenue Bonds
1,405 5.000
01/01/36
1,640
Central Texas Regional Mobility Authority Revenue Bonds
1,285 5.000
01/01/37
1,548
Central Texas Regional Mobility Authority Revenue Bonds
400 5.000
01/01/38
489
Central Texas Regional Mobility Authority Revenue Bonds
500 5.000
01/01/39
610
Central Texas Regional Mobility Authority Revenue Bonds
150 4.000
01/01/40
170
Central Texas Regional Mobility Authority Revenue Bonds
1,490 5.000
01/01/40
1,786
Central Texas Turnpike System Revenue Bonds
(µ) 860 1.717
08/15/23
847
Central Texas Turnpike System Revenue Bonds
500 5.000
08/15/23
531
Central Texas Turnpike System Revenue Bonds
500 5.000
08/15/42
545
City of Arlington Special Tax
(µ) 1,785 5.000
02/15/34
2,072
City of Arlington Special Tax
(µ) 3,795 5.000
02/15/37
4,491
City of Arlington Tax Allocation
275 5.000
08/15/32
327
City of Arlington Tax Allocation
305 5.000
08/15/34
361
City of Arlington Tax Allocation
335 5.000
08/15/36
396
City of Austin Electric Utility Revenue Bonds
2,155 5.000
11/15/39
2,665
City of Celina Special Assessment
125 3.625
09/01/30
126
City of Celina Special Assessment
575 4.800
09/01/37
614
City of Celina Special Assessment
230 4.250
09/01/40
233

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Corpus Christi Utility System Revenue Bonds
1,720 5.000
07/15/22
1,755
City of Crandall Special Assessment
(Þ) 50 3.375
09/15/26
50
City of Crandall Special Assessment
(Þ) 300 4.000
09/15/31
299
City of Dallas Hotel Occupancy Tax Revenue Bonds
1,105 4.000
08/15/29
1,215
City of Dallas Hotel Occupancy Tax Revenue Bonds
1,045 4.000
08/15/30
1,145
City of Dallas Hotel Occupancy Tax Revenue Bonds
1,400 4.000
08/15/31
1,532
City of Donna Revenue Bonds
(µ) 1,090 5.000
02/15/31
1,174
City of El Paso Water & Sewer Revenue Bonds
3,030 5.000
03/01/25
3,277
City of Elgin General Obligation Limited
(µ) 340 4.000
07/15/28
382
City of Elgin General Obligation Limited
(µ) 365 4.000
07/15/30
419
City of Elgin General Obligation Limited
(µ) 600 4.000
07/15/32
690
City of Elgin General Obligation Limited
(µ) 175 4.000
07/15/34
201
City of Elgin General Obligation Limited
(µ) 280 4.000
07/15/37
321
City of Elgin General Obligation Limited
(µ) 575 4.000
07/15/39
656
City of Elgin General Obligation Limited
(µ) 315 4.000
07/15/40
359
City of Fort Worth Revenue Bonds
2,050 5.250
03/01/36
2,224
City of Fort Worth Water & Sewer System Revenue Bonds
6,045 3.000
02/15/35
6,505
City of Hackberry Revenue Bonds
1,710 4.625
09/01/37
1,839
City of Hackberry Revenue Bonds
1,350 4.500
09/01/38
1,478
City of Haslet Special Assessment
(Þ) 347 2.625
09/01/26
342
City of Houston Airport System Revenue Bonds
1,660 5.000
07/01/30
1,994
City of Houston Airport System Revenue Bonds
1,655 5.000
07/01/32
1,991
City of Houston Combined Utility System  Revenue Bonds
(µ) 5,000 Zero coupon
12/01/28
4,462
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,470 5.000
09/01/27
1,636
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,240 5.000
09/01/34
1,475
City of Hutto Special Assessment
(Þ) 330 2.500
09/01/26
325
City of Justin Special Assessment
(Þ) 310 4.125
09/01/23
317
City of Justin Special Assessment
(Þ) 910 4.625
09/01/28
983
City of Kyle Special Assessment
(Þ) 324 2.750
09/01/26
318
City of Lavon Special Assessment
(µ) 330 3.000
09/15/26
344
City of Lavon Special Assessment
(µ) 340 3.000
09/15/27
354
City of Lavon Special Assessment
(µ) 350 3.000
09/15/28
363
City of Lavon Special Assessment
(µ) 360 3.000
09/15/29
372
City of Lavon Special Assessment
(µ) 365 3.000
09/15/30
374
City of Lavon Special Assessment
(µ) 380 3.000
09/15/31
387
City of Mesquite Special Assessment Revenue Bonds
(Þ) 290 4.750
09/01/28
316
City of Mesquite Special Assessment Revenue Bonds
(Þ) 595 5.250
09/01/38
663
City of Midlothian Special Assessment
(Þ) 280 2.875
09/15/26
276
City of Mission General Obligation Limited
(µ) 525 5.000
02/15/27
609
City of Mission General Obligation Limited
(µ) 225 5.000
02/15/28
267
City of Mission General Obligation Limited
(µ) 100 5.000
02/15/29
121
City of Princeton Special Assessment
(Þ) 200 2.750
09/01/25
202
City of Princeton Special Assessment
(Þ) 485 4.375
09/01/28
515
City of Princeton Special Assessment
(Þ) 210 2.875
09/01/31
204
City of Princeton Special Assessment
(Þ) 129 3.000
09/01/31
124
City of Round Rock Utility System Revenue Bonds
1,000 5.000
08/01/24
1,095
City of San Antonio Electric & Gas Systems Revenue Bonds
4,715 5.000
02/01/26
5,391
City of San Antonio Electric & Gas Systems Revenue Bonds
1,250 5.000
02/01/31
1,563
City of San Antonio Electric & Gas Systems Revenue Bonds
(~)(ae)(Ê) 3,835 1.750
02/01/33
3,908
City of San Antonio Electric & Gas Systems Revenue Bonds
1,200 4.000
02/01/34
1,314
City of San Antonio Electric & Gas Systems Revenue Bonds
1,900 5.000
02/01/34
2,363
City of San Antonio Electric & Gas Systems Revenue Bonds
1,190 5.000
02/01/35
1,476
City of Temple Tax Allocation
(µ) 225 4.000
08/01/32
255
City of Temple Tax Allocation
(µ) 235 4.000
08/01/34
265
City of Temple Tax Allocation
(µ) 210 4.000
08/01/35
236
City of Temple Tax Allocation
(µ) 200 4.000
08/01/37
225
City of Temple Tax Allocation
(µ) 220 4.000
08/01/39
247

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Temple Tax Allocation
(µ) 170 4.000
08/01/41
190
City of Venus Special Assessment
(Þ) 250 3.125
09/15/31
240
City of Waxahachie General Obligation Limited
1,560 3.000
08/01/41
1,638
Clifton Higher Education Finance Corp. Revenue Bonds
375 4.000
08/15/30
434
Clifton Higher Education Finance Corp. Revenue Bonds
170 5.000
08/15/30
212
Clifton Higher Education Finance Corp. Revenue Bonds
100 5.000
08/15/31
126
Clifton Higher Education Finance Corp. Revenue Bonds
365 3.000
08/15/32
393
Clifton Higher Education Finance Corp. Revenue Bonds
255 3.000
08/15/33
273
Clifton Higher Education Finance Corp. Revenue Bonds
655 3.000
08/15/34
699
Clifton Higher Education Finance Corp. Revenue Bonds
675 3.000
08/15/35
717
Clifton Higher Education Finance Corp. Revenue Bonds
325 3.000
08/15/36
344
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000
08/15/36
1,697
Clifton Higher Education Finance Corp. Revenue Bonds
725 3.000
08/15/37
768
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000
08/15/37
1,697
Clifton Higher Education Finance Corp. Revenue Bonds
380 3.000
08/15/38
401
Clifton Higher Education Finance Corp. Revenue Bonds
780 3.000
08/15/39
822
Clifton Higher Education Finance Corp. Revenue Bonds
930 3.000
08/15/40
977
Clifton Higher Education Finance Corp. Revenue Bonds
960 3.000
08/15/41
1,006
Club Municipal Management District No. 1 Special Assessment
(Þ) 200 2.500
09/01/26
197
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/28
30
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/29
30
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/30
31
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/31
31
Conroe Local Government Corp. Revenue Bonds
175 5.000
10/01/32
217
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/33
31
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/34
31
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/35
31
Conroe Local Government Corp. Revenue Bonds
275 5.000
10/01/36
339
Conroe Local Government Corp. Revenue Bonds
100 4.000
10/01/41
112
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 8,235 0.933
08/15/35
8,071
County of Kaufman General Obligation Unlimited
500 4.000
02/15/36
574
County of Kaufman General Obligation Unlimited
750 4.000
02/15/37
860
County of Kaufman General Obligation Unlimited
895 4.000
02/15/39
1,023
Dallas Independent School District General Obligation Unlimited
1,590 5.000
08/15/32
1,747
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.000
11/01/24
1,101
Dallas/Fort Worth International Airport Revenue Bonds
3,410 5.000
11/01/27
3,517
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.250
11/01/28
1,069
Dallas/Fort Worth International Airport Revenue Bonds
2,000 5.250
11/01/29
2,139
Dallas/Fort Worth International Airport Revenue Bonds
1,500 5.250
11/01/30
1,604
Dallas/Fort Worth International Airport Revenue Bonds
2,500 4.000
11/01/35
2,891
Dallas/Fort Worth International Airport Revenue Bonds
500 4.000
11/01/36
577
Dallas/Fort Worth International Airport Revenue Bonds
8,160 4.000
11/01/45
9,181
Decatur Hospital Authority Revenue Bonds
1,250 5.250
09/01/29
1,363
Decatur Hospital Authority Revenue Bonds
550 5.000
09/01/30
665
Decatur Hospital Authority Revenue Bonds
1,110 5.000
09/01/32
1,356
Edinburg Economic Development Corp. Revenue Bonds
150 3.125
08/15/36
142
Edinburg Economic Development Corp. Revenue Bonds
125 3.250
08/15/41
115
Grand Parkway Transportation Corp. Revenue Bonds
315 5.000
10/01/35
390
Grand Parkway Transportation Corp. Revenue Bonds
250 4.000
10/01/36
286
Grand Parkway Transportation Corp. Revenue Bonds
1,000 4.000
10/01/37
1,143
Grand Parkway Transportation Corp. Revenue Bonds
1,335 4.000
10/01/38
1,522
Greater Texoma Utility Authority Revenue Bonds
(µ) 170 5.000
10/01/25
192
Gulf Coast Waste Disposal Authority Revenue Bonds
(~)(Ê) 3,400 0.050
09/01/25
3,400
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
(USD 1
Month LIBOR + 0.650%)(ae)(Ê) 2,450 0.710
07/01/24
2,456
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,385 6.375
01/01/33
1,439
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,000 3.000
10/01/40
1,048
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
500 4.000
10/01/41
578

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harris County Municipal Utility District No. 82 General Obligation Unlimited
(µ) 810 4.000
10/01/24
871
Harris County Toll Road Authority (The) Revenue Bonds
1,500 4.000
08/15/33
1,757
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000
08/15/34
1,168
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000
08/15/35
1,164
Harris County Toll Road Authority (The) Revenue Bonds
1,375 4.000
08/15/36
1,599
Harris County-Houston Sports Authority Revenue Bonds
1,000 5.000
11/15/26
1,083
Harris County-Houston Sports Authority Revenue Bonds
750 5.000
11/15/27
813
Harris County-Houston Sports Authority Revenue Bonds
1,445 5.000
11/15/28
1,577
Harris County-Houston Sports Authority Revenue Bonds
2,265 5.000
11/15/29
2,458
Harris County-Houston Sports Authority Revenue Bonds
1,495 5.000
11/15/32
1,623
Houston Higher Education Finance Corp. Revenue Bonds
1,600 5.000
08/15/28
1,768
Houston Higher Education Finance Corp. Revenue Bonds
60 3.375
10/01/37
60
Hunt Memorial Hospital District Charitable Health General Obligation Limited
515 5.000
02/15/31
614
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,070 5.000
02/15/32
1,273
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,125 5.000
02/15/33
1,331
Karnes County Hospital District Revenue Bonds
2,020 5.000
02/01/29
2,144
La Joya Independent School District General Obligation Limited
(µ) 600 5.000
02/15/31
694
La Joya Independent School District General Obligation Limited
(µ) 735 5.000
02/15/33
852
Lake Houston Redevelopment Authority Revenue Bonds
200 5.000
09/01/27
231
Lake Houston Redevelopment Authority Revenue Bonds
270 5.000
09/01/31
328
Lake Houston Redevelopment Authority Revenue Bonds
250 4.000
09/01/36
279
Lake Houston Redevelopment Authority Revenue Bonds
330 3.000
09/01/38
324
Leander Independent School District General Obligation Unlimited
(ae) 625 4.327
08/15/38
292
Leander Independent School District General Obligation Unlimited
(ae) 600 4.625
08/15/43
212
Leander Independent School District General Obligation Unlimited
(ae) 1,425 4.746
08/15/45
447
Lewisville Independent School District General Obligation Unlimited
1,595 4.000
08/15/36
1,848
Lower Colorado River Authority Revenue Bonds
2,000 5.500
05/15/31
2,115
Lubbock Independent School District General Obligation Unlimited
1,000 4.000
02/15/40
1,129
Matagorda County Navigation District No. 1 Revenue Bonds
1,150 2.600
11/01/29
1,173
Mesquite Independent School District General Obligation Unlimited
1,000 4.000
08/15/39
1,146
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 2,700 0.100
08/01/34
2,700
Mitchell County Hospital District General Obligation Limited
105 5.250
02/15/30
110
Mitchell County Hospital District General Obligation Limited
55 5.375
02/15/35
59
Montgomery County Toll Road Authority Revenue Bonds
1,650 5.000
09/15/30
1,827
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
650 5.000
04/01/22
655
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
180 4.625
04/01/23
188
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 500 4.000
08/15/24
522
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 400 5.000
07/01/26
459
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 665 4.000
08/15/26
709
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 535 4.000
08/15/28
577
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
500 5.000
04/01/29
541
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,150 5.000
04/01/30
1,349
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 150 4.000
07/01/31
166
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000
07/01/31
586
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 730 4.000
08/15/31
794
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 130 4.000
07/01/32
144
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 250 5.000
07/01/32
293
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 300 5.000
07/01/33
352
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,750 5.000
04/01/34
1,895
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,160 5.000
04/01/35
1,319
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000
07/01/38
587
North East Texas Regional Mobility Authority Revenue Bonds
1,935 5.000
01/01/31
2,158
North Texas Municipal Water District Water System Revenue Bonds
5,125 5.000
09/01/29
6,352
North Texas Tollway Authority Revenue Bonds
3,735 5.000
01/01/23
3,878
North Texas Tollway Authority Revenue Bonds
700 5.000
01/01/25
777
North Texas Tollway Authority Revenue Bonds
3,975 5.000
01/01/29
4,397
North Texas Tollway Authority Revenue Bonds
1,000 5.000
01/01/32
1,160

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Tollway Authority Revenue Bonds
1,000 4.000
01/01/33
1,166
North Texas Tollway Authority Revenue Bonds
1,000 4.000
01/01/34
1,164
North Texas Tollway Authority Revenue Bonds
1,000 4.000
01/01/35
1,160
North Texas Tollway Authority Revenue Bonds
1,350 4.000
01/01/36
1,562
North Texas Tollway Authority Revenue Bonds
1,650 4.000
01/01/37
1,904
North Texas Tollway Authority Revenue Bonds
1,250 4.000
01/01/38
1,437
North Texas Tollway Authority Revenue Bonds
1,475 4.000
01/01/40
1,688
North Texas Tollway Authority Revenue Bonds
225 4.000
01/01/41
257
Pecos Barstow Toyah Independent School District General Obligation Unlimited
1,000 4.000
02/15/41
1,073
Port Arthur Independent School District General Obligation Unlimited
(µ) 550 4.000
02/15/34
638
Reagan Hospital District of Reagan County General Obligation Limited
500 5.000
02/01/29
527
Reagan Hospital District of Reagan County General Obligation Limited
2,500 5.000
02/01/34
2,625
Royse City Special Assessment
(Þ) 155 3.125
09/15/25
156
Royse City Special Assessment
(Þ) 175 4.125
09/15/39
183
Royse City Special Assessment
(Þ) 100 4.125
09/15/40
103
San Antonio Water System Revenue Bonds
(~)(ae)(Ê) 2,000 2.625
05/01/49
2,073
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 40 5.000
09/01/27
46
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 45 5.000
09/01/29
53
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000
09/01/32
61
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 475 4.000
09/01/33
525
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 1,300 5.000
09/01/33
1,499
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000
09/01/34
61
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 250 4.000
09/01/35
276
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 85 4.000
09/01/36
94
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 800 4.000
09/01/37
882
Texas Department of Housing & Community Affairs Revenue Bonds
7,675 3.500
07/01/52
8,293
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
2,565 6.250
12/15/26
2,917
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
5,000 5.000
12/15/30
6,068
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,220 0.670
09/15/27
1,222
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(USD 3 Month
LIBOR + 0.690%)(Ê) 41,000 0.768
09/15/27
41,005
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
1,000 5.000
12/15/22
1,032
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
1,250 5.000
12/15/23
1,327
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
1,000 5.000
12/15/28
1,175
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
500 5.000
12/15/31
616
Texas Municipal Power Agency Revenue Bonds
(µ) 790 3.000
09/01/34
829
Texas Municipal Power Agency Revenue Bonds
(µ) 2,900 3.000
09/01/38
3,031
Texas Municipal Power Agency Revenue Bonds
(µ) 1,795 3.000
09/01/40
1,868
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
300 5.000
12/31/30
366
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,000 4.000
06/30/32
3,415
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
1,450 4.000
12/31/32
1,650
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000
12/31/33
4,246
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000
12/31/34
4,234
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
2,325 5.000
12/31/36
2,803
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
505 4.000
12/31/39
565
Texas Public Finance Authority Revenue Bonds
125 5.000
05/01/28
147
Texas Public Finance Authority Revenue Bonds
210 5.000
05/01/29
251
Texas Water Development Board Revenue Bonds
675 4.000
10/15/34
769
Texas Water Development Board Revenue Bonds
1,650 4.000
10/15/36
1,906
Town of Flower Mound Special Assessment
(Þ) 750 3.250
09/01/31
722
Town of Flower Mound Special Assessment
(Þ) 800 3.500
09/01/36
760
Town of Little Elm Special Assessment
(Þ) 708 3.125
09/01/41
659
University of Texas Revenue Bonds
1,315 5.000
08/15/26
1,526
Uptown Development Authority Tax Allocation
500 5.000
09/01/31
619
Uptown Development Authority Tax Allocation
50 4.000
09/01/33
57
Uptown Development Authority Tax Allocation
150 3.000
09/01/34
155
Uptown Development Authority Tax Allocation
820 5.000
09/01/35

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Viridian Municipal Management District General Obligation Unlimited
(µ) 500 6.000
12/01/32
562
Viridian Municipal Management District General Obligation Unlimited
(µ) 995 6.000
12/01/33
1,119
Viridian Municipal Management District Special Assessment
135 3.000
12/01/22
136
Viridian Municipal Management District Special Assessment
202 2.375
12/01/25
202
Viridian Municipal Management District Special Assessment
748 3.750
12/01/27
786
Viridian Municipal Management District Special Assessment
2,013 4.125
12/01/37
2,098
Westside 211 Special Improvement District Revenue Bonds
295 2.125
08/15/30
286
Westside 211 Special Improvement District Revenue Bonds
310 3.000
08/15/32
313
356,165
Utah - 1.0%
Alpine School District General Obligation Unlimited
8,000 5.000
03/15/22
8,045
Alpine School District General Obligation Unlimited
775 5.000
03/15/27
918
Alpine School District General Obligation Unlimited
825 4.000
03/15/28
950
Alpine School District General Obligation Unlimited
825 4.000
03/15/29
961
City of Lehi Sales Tax Revenue Bonds
500 4.000
06/01/33
561
Ogden City School District Municipal Building Authority Revenue Bonds
225 5.000
01/15/28
266
Utah Associated Municipal Power Systems Revenue Bonds
205 5.000
09/01/31
240
Utah Infrastructure Agency Revenue Bonds
100 4.000
10/15/24
107
Utah Infrastructure Agency Revenue Bonds
100 4.000
10/15/25
109
Utah Infrastructure Agency Revenue Bonds
135 5.000
10/15/26
155
Utah Infrastructure Agency Revenue Bonds
1,505 5.000
10/15/27
1,763
Utah Infrastructure Agency Revenue Bonds
130 5.000
10/15/28
154
Utah Infrastructure Agency Revenue Bonds
4,260 5.000
10/15/29
4,941
Utah Infrastructure Agency Revenue Bonds
155 5.000
10/15/30
183
Utah Infrastructure Agency Revenue Bonds
1,650 5.000
10/15/32
1,894
Utah Infrastructure Agency Revenue Bonds
1,185 4.000
10/15/33
1,322
Utah Infrastructure Agency Revenue Bonds
1,785 5.250
10/15/33
2,070
Utah Infrastructure Agency Revenue Bonds
380 4.000
10/15/34
423
Utah Infrastructure Agency Revenue Bonds
1,000 5.000
10/15/34
1,144
Utah Infrastructure Agency Revenue Bonds
845 4.000
10/15/36
950
Utah Infrastructure Agency Revenue Bonds
650 4.000
10/15/38
743
Utah Infrastructure Agency Revenue Bonds
1,215 5.000
10/15/40
1,384
Utah Infrastructure Agency Revenue Bonds
795 4.000
10/15/41
905
Utah Infrastructure Agency Revenue Bonds
960 4.000
10/15/44
1,086
Utah State Charter School Finance Authority Revenue Bonds
275 4.000
10/15/26
303
Utah State Charter School Finance Authority Revenue Bonds
285 4.000
10/15/27
317
Utah State Charter School Finance Authority Revenue Bonds
300 4.000
10/15/28
336
Utah State Charter School Finance Authority Revenue Bonds
310 4.000
10/15/29
351
Utah State Charter School Finance Authority Revenue Bonds
1,020 4.000
04/15/30
1,160
Utah State Charter School Finance Authority Revenue Bonds
525 4.000
04/15/33
586
Utah State Charter School Finance Authority Revenue Bonds
1,215 5.000
10/15/33
1,296
Utah State Charter School Finance Authority Revenue Bonds
460 5.000
04/15/34
543
Utah State Charter School Finance Authority Revenue Bonds
1,110 4.000
04/15/35
1,252
Utah State Charter School Finance Authority Revenue Bonds
1,435 4.000
04/15/40
1,607
Utah Transit Authority Revenue Bonds
(µ) 2,000 5.250
06/15/32
2,585
Utah Transit Authority Revenue Bonds
1,860 5.000
12/15/35
2,230
43,840
Vermont - 0.1%
City of Burlington Airport Revenue Bonds
(µ) 335 5.000
07/01/24
354
University of Vermont and State Agricultural College Revenue Bonds
1,290 5.000
10/01/43
1,534
Vermont Housing Finance Agency Revenue Bonds
1,637 4.750
11/01/48
1,759
Vermont Municipal Bond Bank Revenue Bonds
1,150 4.000
10/01/31
1,331
4,978
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue Bonds
2,580 5.000
10/01/25
2,594
Virgin Islands Public Finance Authority Revenue Bonds
2,385 5.000
10/01/29
2,391
Virgin Islands Public Finance Authority Revenue Bonds
700 6.625
10/01/29
707
Virgin Islands Public Finance Authority Revenue Bonds
(µ) 1,680 5.000
10/01/32
1,715

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750
10/01/37
1,302
8,709
Virginia - 0.9%
Ballston Quarter Community Development Authority Tax Allocation
500 5.000
03/01/26
476
Ballston Quarter Community Development Authority Tax Allocation
1,000 5.125
03/01/31
901
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
3,090 5.000
11/01/23
3,296
Chesapeake Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 300 1.900
02/01/32
304
Chesapeake Hospital Authority Revenue Bonds
800 4.000
07/01/35
902
Chesapeake Hospital Authority Revenue Bonds
775 4.000
07/01/36
873
Chesapeake Hospital Authority Revenue Bonds
1,205 4.000
07/01/37
1,356
City of Newport News General Obligation Unlimited
255 3.000
02/01/27
275
City of Newport News General Obligation Unlimited
250 3.000
02/01/28
271
City of Newport News General Obligation Unlimited
250 3.000
02/01/29
273
City of Newport News General Obligation Unlimited
250 3.000
02/01/30
274
City of Newport News General Obligation Unlimited
250 3.000
02/01/31
276
City of Newport News General Obligation Unlimited
250 4.000
02/01/32
303
City of Newport News General Obligation Unlimited
250 4.000
02/01/33
307
County of Fairfax General Obligation Unlimited
175 4.000
10/01/22
179
County of Fairfax Sewer Revenue Bonds
1,000 4.000
07/15/40
1,183
County of Fairfax Sewer Revenue Bonds
1,000 4.000
07/15/41
1,181
County of Fairfax Sewer Revenue Bonds
1,000 4.000
07/15/42
1,178
Farmville Industrial Development Authority Revenue Bonds
1,255 5.000
01/01/32
1,453
Farmville Industrial Development Authority Revenue Bonds
1,315 5.000
01/01/33
1,520
James City County Economic Development Authority Revenue Bonds
45 4.000
12/01/22
46
James City County Economic Development Authority Revenue Bonds
410 4.000
12/01/24
438
James City County Economic Development Authority Revenue Bonds
435 4.000
12/01/26
479
James City County Economic Development Authority Revenue Bonds
460 4.000
12/01/28
513
James City County Economic Development Authority Revenue Bonds
225 4.000
12/01/30
250
James City County Economic Development Authority Revenue Bonds
500 4.000
12/01/35
546
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 350 1.800
11/01/35
351
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 175 1.900
11/01/35
177
Norfolk Airport Authority Revenue Bonds
650 4.000
07/01/23
679
Norfolk Airport Authority Revenue Bonds
380 4.000
07/01/25
413
Peninsula Ports Authority Revenue Bonds
(~)(ae)(Ê) 350 1.700
10/01/33
352
Rockingham County Economic Development Authority Revenue Bonds
1,045 4.000
12/01/29
1,213
Rockingham County Economic Development Authority Revenue Bonds
1,085 4.000
12/01/30
1,251
Rockingham County Economic Development Authority Revenue Bonds
1,135 4.000
12/01/31
1,301
Salem Economic Development Authority Revenue Bonds
45 5.000
04/01/26
51
Salem Economic Development Authority Revenue Bonds
45 5.000
04/01/27
52
Salem Economic Development Authority Revenue Bonds
50 5.000
04/01/28
58
Salem Economic Development Authority Revenue Bonds
55 5.000
04/01/29
65
Salem Economic Development Authority Revenue Bonds
45 5.000
04/01/30
54
Salem Economic Development Authority Revenue Bonds
90 5.000
04/01/31
108
Salem Economic Development Authority Revenue Bonds
35 5.000
04/01/32
42
Salem Economic Development Authority Revenue Bonds
80 5.000
04/01/33
96
Salem Economic Development Authority Revenue Bonds
50 5.000
04/01/34
60
Salem Economic Development Authority Revenue Bonds
110 5.000
04/01/35
132
Salem Economic Development Authority Revenue Bonds
55 5.000
04/01/36
66
Salem Economic Development Authority Revenue Bonds
125 5.000
04/01/37
149
Salem Economic Development Authority Revenue Bonds
55 4.000
04/01/39
61
Salem Economic Development Authority Revenue Bonds
35 4.000
04/01/40
38
Spotsylvania County Economic Development Authority Revenue Bonds
2,000 5.000
06/01/28
2,428
Spotsylvania County Economic Development Authority Revenue Bonds
2,150 4.000
06/01/29
2,520
Spotsylvania County Economic Development Authority Revenue Bonds
895 4.000
06/01/30
1,064
Virginia College Building Authority Revenue Bonds
125 5.000
06/01/22
127

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia College Building Authority Revenue Bonds
125 5.000
06/01/23
131
Virginia College Building Authority Revenue Bonds
25 5.000
06/01/28
29
Virginia College Building Authority Revenue Bonds
50 5.000
06/01/29
59
Virginia College Building Authority Revenue Bonds
50 5.000
06/01/30
60
Virginia College Building Authority Revenue Bonds
200 5.000
06/01/31
241
Virginia College Building Authority Revenue Bonds
125 4.000
06/01/36
138
Virginia Commonwealth Transportation Board Revenue Bonds
(ae) 485 4.000
03/15/25
487
Virginia Housing Development Authority Revenue Bonds
1,510 3.100
12/01/45
1,552
Virginia Small Business Financing Authority Revenue Bonds
1,000 5.000
01/01/33
1,184
Virginia Small Business Financing Authority Revenue Bonds
500 4.000
12/01/36
552
Virginia Small Business Financing Authority Revenue Bonds
1,400 4.000
01/01/45
1,539
York County Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 550 1.900
05/01/33
557
38,490
Washington - 1.7%
City of Seattle Drainage & Wastewater Revenue Bonds
1,625 4.000
07/01/35
1,816
City of Seattle Municipal Light & Power Revenue Bonds
1,360 4.000
07/01/36
1,605
City of Seattle Municipal Light & Power Revenue Bonds
1,390 4.000
07/01/37
1,639
City of Seattle Municipal Light & Power Revenue Bonds
1,000 4.000
07/01/39
1,175
County of King Sewer Revenue Bonds
(SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 0.290
01/01/27
14,276
County of King Sewer Revenue Bonds
3,085 5.000
01/01/28
3,208
Energy Northwest Revenue Bonds
105 5.000
07/01/22
107
Greater Wenatchee Regional Events Center Public Facilities District Revenue
Bonds
1,000 4.500
09/01/22
1,023
King County School District No. 414 Lake Washington General Obligation
Unlimited
650 5.000
12/01/34
781
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 830 5.000
12/01/30
1,027
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 900 5.000
12/01/31
1,110
Port of Seattle Revenue Bonds
1,285 5.000
03/01/23
1,344
Port of Seattle Revenue Bonds
2,480 5.000
08/01/30
2,533
Spokane Public Facilities District Revenue Bonds
970 5.000
12/01/34
1,077
State of Washington General Obligation Unlimited
7,835 5.000
02/01/25
8,725
State of Washington General Obligation Unlimited
5,205 5.000
07/01/29
5,908
State of Washington General Obligation Unlimited
7,465 5.000
08/01/36
9,358
Washington Health Care Facilities Authority Revenue Bonds
2,300 5.000
08/15/29
2,654
Washington Health Care Facilities Authority Revenue Bonds
700 5.000
07/01/30
760
Washington Health Care Facilities Authority Revenue Bonds
(~)(ae)(Ê) 1,800 4.000
10/01/30
2,103
Washington Health Care Facilities Authority Revenue Bonds
225 5.000
08/01/35
270
Washington Health Care Facilities Authority Revenue Bonds
535 5.000
08/01/36
641
Washington Health Care Facilities Authority Revenue Bonds
285 5.000
08/01/37
341
Washington Health Care Facilities Authority Revenue Bonds
285 5.000
08/01/38
340
Washington Health Care Facilities Authority Revenue Bonds
1,625 5.000
10/01/38
1,998
Washington Health Care Facilities Authority Revenue Bonds
(~)(ae)(Ê) 715 5.000
08/01/49
809
Washington Higher Education Facilities Authority Revenue Bonds
510 5.000
10/01/27
593
Washington Higher Education Facilities Authority Revenue Bonds
625 5.000
10/01/31
762
Washington Higher Education Facilities Authority Revenue Bonds
375 4.000
10/01/35
417
Washington State Convention Center Public Facilities District Revenue Bonds
1,385 4.000
07/01/37
1,545
Washington State Housing Finance Commission Revenue Bonds
(Þ) 930 2.375
01/01/26
929
Washington State Housing Finance Commission Revenue Bonds
(Þ) 1,625 2.125
07/01/27
1,591
Washington State Housing Finance Commission Revenue Bonds
2,145 4.000
12/01/48
2,284
74,749
West Virginia - 0.4%
State of West Virginia General Obligation Unlimited
855 5.000
06/01/35
1,055
State of West Virginia General Obligation Unlimited
1,600 5.000
12/01/36
1,971
West Virginia Hospital Finance Authority Revenue Bonds
2,380 5.000
01/01/28
2,802
West Virginia Hospital Finance Authority Revenue Bonds
425 5.000
09/01/29
515
West Virginia Hospital Finance Authority Revenue Bonds
480 5.000
09/01/30
578

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds
400 5.000
09/01/31
480
West Virginia Hospital Finance Authority Revenue Bonds
300 5.000
09/01/32
359
West Virginia Hospital Finance Authority Revenue Bonds
230 5.000
01/01/33
271
West Virginia Hospital Finance Authority Revenue Bonds
270 5.000
01/01/34
318
West Virginia Hospital Finance Authority Revenue Bonds
325 5.000
01/01/35
382
West Virginia Hospital Finance Authority Revenue Bonds
670 5.000
01/01/36
786
West Virginia Hospital Finance Authority Revenue Bonds
3,195 5.000
09/01/38
3,815
West Virginia Parkways Authority Revenue Bonds
2,000 5.000
06/01/38
2,533
15,865
Wisconsin - 1.0%
City of Racine Waterworks System Revenue Bonds
(µ) 785 5.000
09/01/28
937
City of Racine Waterworks System Revenue Bonds
(µ) 1,170 5.000
09/01/29
1,392
City of Racine Waterworks System Revenue Bonds
(µ) 1,590 4.000
09/01/37
1,747
Public Finance Authority Revenue Bonds
480 4.000
03/01/23
489
Public Finance Authority Revenue Bonds
295 5.000
10/01/24
318
Public Finance Authority Revenue Bonds
535 4.000
03/01/25
558
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/26
33
Public Finance Authority Revenue Bonds
125 3.000
12/01/26
130
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/27
34
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/28
34
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/29
34
Public Finance Authority Revenue Bonds
(Þ) 1,250 5.125
11/15/29
1,324
Public Finance Authority Revenue Bonds
860 4.000
01/01/30
953
Public Finance Authority Revenue Bonds
(µ) 35 4.000
07/01/30
39
Public Finance Authority Revenue Bonds
(~)(ae)(Ê) 600 4.000
10/01/30
701
Public Finance Authority Revenue Bonds
(µ) 45 4.000
07/01/31
50
Public Finance Authority Revenue Bonds
450 4.000
12/01/31
513
Public Finance Authority Revenue Bonds
850 4.000
04/01/32
911
Public Finance Authority Revenue Bonds
(µ) 55 4.000
07/01/32
61
Public Finance Authority Revenue Bonds
(µ) 25 4.000
07/01/33
28
Public Finance Authority Revenue Bonds
(µ) 20 4.000
07/01/34
22
Public Finance Authority Revenue Bonds
(Þ) 170 4.500
01/01/35
177
Public Finance Authority Revenue Bonds
(µ) 20 4.000
07/01/35
22
Public Finance Authority Revenue Bonds
335 5.000
07/01/35
413
Public Finance Authority Revenue Bonds
(Þ) 240 5.000
12/01/35
269
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/36
33
Public Finance Authority Revenue Bonds
40 5.000
07/01/36
49
Public Finance Authority Revenue Bonds
(µ) 280 4.000
07/01/37
310
Public Finance Authority Revenue Bonds
310 5.000
07/01/37
382
Public Finance Authority Revenue Bonds
600 4.000
11/15/37
680
Public Finance Authority Revenue Bonds
(µ) 335 4.000
07/01/38
370
Public Finance Authority Revenue Bonds
40 5.000
07/01/38
49
Public Finance Authority Revenue Bonds
(µ) 335 4.000
07/01/39
370
Public Finance Authority Revenue Bonds
40 5.000
07/01/39
49
Public Finance Authority Revenue Bonds
(µ) 35 4.000
07/01/40
39
Public Finance Authority Revenue Bonds
40 5.000
07/01/40
49
Public Finance Authority Revenue Bonds
125 4.000
07/01/41
133
Public Finance Authority Revenue Bonds
40 5.000
07/01/41
49
Public Finance Authority Revenue Bonds
2,000 4.000
12/01/41
2,184
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds
(ae) 5,000 5.000
06/01/26
5,450
State of Wisconsin General Obligation Unlimited
3,590 4.000
05/01/41
4,091
Wisconsin Department of Transportation Revenue Bonds
5,950 5.000
07/01/22
6,063
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 0.240
01/01/26
400
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000
03/15/30
55
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,600 5.000
02/15/32
1,970
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,000 5.000
02/15/33
1,229

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000
02/15/34
1,711
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000
02/15/35
1,708
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,590 4.000
02/15/36
1,809
Wisconsin Health & Educational Facilities Authority Revenue Bonds
130 4.000
09/15/36
137
Wisconsin Health & Educational Facilities Authority Revenue Bonds
640 5.000
07/01/38
727
Wisconsin Health & Educational Facilities Authority Revenue Bonds
135 4.000
09/15/41
140
Wisconsin Health & Educational Facilities Authority Revenue Bonds
125 4.000
09/15/45
129
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 0.770
08/15/54
4,185
Wisconsin Housing & Economic Development Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 0.210
12/02/24
1,000
46,739
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
4,010 3.625
07/15/39
4,185
Total Municipal Bonds
(cost $4,258,150) 4,303,328
Short-Term Investments - 5.0%
U.S. Cash Management Fund (@) 224,494,090 (∞) 224,427
Total Short-Term Investments
(cost $224,430) 224,427
Total Investments - 101.1%
(identified cost $4,482,580) 4,527,755
Other Assets and Liabilities, Net - (1.1)%
(50,907)
Net Assets - 100.0%
4,476,848

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.1%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102 .51 272
267
Artisan Lakes East Community Development District Special Assessment 06/17/21 605,000 100 .00 605
593
Astonia Community Development District Special Assessment 07/09/21 200,000 100 .00 200
198
Astonia Community Development District Special Assessment 07/09/21 250,000 100 .00 250
244
Atlanta Urban Redevelopment Agency Revenue Bonds 12/01/21 830,000 100 .00 830
834
Atlanta Urban Redevelopment Agency Revenue Bonds 12/01/21 840,000 100 .00 840
845
Ave Maria Stewardship Community District Special Assessment 01/28/22 275,000 99 .85 275
274
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 125,000 100 .00 125
123
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100 .00 250
243
Bridgewalk Community Development District Special Assessment 01/25/22 165,000 100 .00 165
164
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100 .00 875
878
California School Finance Authority Revenue Bonds 04/29/21 260,000 101 .64 264
262
California School Finance Authority Revenue Bonds 04/29/21 295,000 102 .81 303
294
California School Finance Authority Revenue Bonds 04/29/21 215,000 107 .48 231
223
California School Finance Authority Revenue Bonds 07/21/21 100,000 116 .81 117
112
California School Finance Authority Revenue Bonds 07/29/21 525,000 113 .99 598
576
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99 .28 2,611
2,823
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 107 .41 376
404
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100 .00 120
125
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98 .52 493
556
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106 .18 1,062
1,131
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 110 .14 110
106
Celebration Pointe Community Development District Special Assessment 05/16/17 90,000 100 .07 90
90
Centre Lake Community Development District Special Assessment 11/17/21 1,000,000 100 .00 1,000
953
Centre Lake Community Development District Special Assessment 11/17/21 260,000 101 .22 263
255
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99 .34 273
295
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94 .26 4,713
6,231
City of Crandall Special Assessment 06/08/21 50,000 100 .00 50
50
City of Crandall Special Assessment 06/08/21 300,000 100 .00 300
299
City of Haslet Special Assessment 10/19/21 347,000 100 .00 347
342
City of Hutto Special Assessment 10/22/21 330,000 100 .00 330
325
City of Justin Special Assessment 03/27/18 910,000 100 .00 910
983
City of Justin Special Assessment 03/27/18 310,000 100 .00 310
317
City of Kyle Special Assessment 10/20/21 324,000 100 .00 324
318
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100 .00 595
663
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100 .00 290
316
City of Midlothian Special Assessment 03/24/21 280,000 100 .00 280
276
City of Princeton Special Assessment 04/24/18 485,000 100 .00 485
515
City of Princeton Special Assessment 10/02/20 200,000 101 .39 203
202
City of Princeton Special Assessment 05/25/21 129,000 100 .00 129
124
City of Princeton Special Assessment 09/28/21 210,000 100 .00 210
204
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 101 .08 1,946
1,958
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,390,000 100 .00 1,390
1,400
City of Venus Special Assessment 11/09/21 250,000 99 .54 249
240
Club Municipal Management District No. 1 Special Assessment 12/01/21 200,000 100 .00 200
197
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100 .00 100
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100 .00 100
100
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 107 .24 107
111
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100 .41 773
752
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101 .62 692
676
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100 .00 170
167
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99 .75 244
237
Corkscrew Farms Community Development District Special Assessment 12/13/17 25,000 100 .00 25
25
Corkscrew Farms Community Development District Special Assessment 12/13/17 170,000 100 .00 170
177
County of Gallatin Revenue Bonds 12/09/21 1,850,000 105 .37 1,949
1,871
County of Gallatin Revenue Bonds 12/09/21 1,350,000 106 .47 1,437
1,375

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Dauphin County General Authority Revenue Bonds 07/13/17 880,000 99 .96 880
891
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100 .00 700
739
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110 .52 1,105
1,168
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,255,000 99 .20 1,249
1,347
District of Columbia Revenue Bonds 01/29/21 250,000 113 .83 285
283
Douglas County Hospital Authority No. 2 Revenue Bonds 09/27/21 275,000 100 .01 275
275
Downtown Doral South Community Development District Special Assessment 09/10/18 210,000 100 .00 210
214
DW Bayview Community Development District Special Assessment 02/05/21 50,000 100 .00 50
50
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100 .00 60
59
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99 .41 60
62
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99 .84 35
35
East Bonita Beach Road Community Development District Special Assessment 08/29/18 45,000 100 .00 45
46
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99 .83 339
362
Entrada Community Development District Special Assessment 09/23/21 370,000 99 .47 368
360
Epperson North Community Development District Special Assessment 10/05/21 365,000 100 .09 365
361
Epperson North Community Development District Special Assessment 10/05/21 300,000 100 .00 300
295
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 106 .96 107
107
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111 .92 140
141
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 112 .98 113
113
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102 .96 232
257
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100 .00 610
596
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111 .91 112
109
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100 .45 804
885
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100 .69 151
167
Gracewater Sarasota Community Development District Special Assessment 09/24/21 470,000 100 .00 470
465
Grand Oaks Community Development District Special Assessment 11/03/21 180,000 100 .00 180
178
Harmony West Community Development District Special Assessment 06/19/18 620,000 100 .00 620
695
Harmony West Community Development District Special Assessment 06/19/18 420,000 100 .00 420
450
Harmony West Community Development District Special Assessment 06/19/18 195,000 100 .00 195
199
Hills Minneola Community Development District Special Assessment 07/16/20 180,000 100 .00 180
181
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100 .00 140
143
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 113 .41 340
326
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 113 .64 1,011
972
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 114 .22 503
481
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 114 .29 571
545
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 114 .63 390
373
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 114 .56 206
198
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100 .00 345
358
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100 .00 250
248
Kingman Gate Community Development District Special Assessment 03/03/21 200,000 100 .00 200
199
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99 .23 258
252
Lakewood Ranch Stewardship District Special Assessment 12/10/21 410,000 99 .75 408
398
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 345,000 104 .88 362
360
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 300,000 106 .65 320
318
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 375,000 107 .86 404
402
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 390,000 108 .68 424
422
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 405,000 109 .04 442
441
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 111 .07 569
553
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 106 .94 107
104
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 215,000 100 .00 215
220
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 102 .78 308
334
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100 .00 520
574
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 112 .72 113
112
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 113 .97 114
114
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115 .18 115
116
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 116 .12 145
147
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 117 .07 205
208
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99 .52 532
575

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nevada Department of Business & Industry Revenue Bonds 08/31/17 85,000 100 .00 85
86
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 104 .85 356
374
Nevada Department of Business & Industry Revenue Bonds 04/06/18 585,000 100 .00 585
629
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 500,000 106 .32 532
522
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 109 .77 730
709
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 111 .93 599
577
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 730,000 114 .94 839
794
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 104 .93 677
693
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104 .98 787
789
Park East Community Development District Special Assessment 12/01/21 470,000 100 .05 470
458
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 109 .48 334
338
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 113 .07 746
760
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 113 .79 500
511
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 114 .50 475
486
Pine Isle Community Development District Special Assessment 11/04/21 300,000 100 .00 300
296
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100 .00 100
98
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100 .31 100
99
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98 .58 1,232
1,324
Public Finance Authority Revenue Bonds 07/17/20 170,000 100 .00 170
177
Public Finance Authority Revenue Bonds 12/03/20 240,000 112 .40 270
269
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/03/21 1,750,000 113 .05 1,978
1,964
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/09/21 1,700,000 118 .54 2,019
1,991
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 7,750,000 122 .58 9,500
9,491
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 400,000 121 .44 486
484
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99 .52 299
295
Rivers Edge III Community Development District Special Assessment 04/07/21 260,000 99 .72 259
258
Royse City Special Assessment 06/30/20 175,000 102 .83 180
183
Royse City Special Assessment 07/15/20 100,000 100 .00 100
103
Royse City Special Assessment 07/15/20 155,000 100 .00 155
156
Sandmine Road Community Development District Special Assessment 10/14/21 300,000 100 .00 300
297
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99 .65 125
124
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99 .57 294
299
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99 .19 546
587
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 500,000 108 .14 541
524
Stonewater Community Development District Special Assessment 10/13/21 275,000 100 .00 275
272
Storey Drive Community Development District Special Assessment 01/12/22 200,000 100 .00 200
198
Summer Woods Community Development District Special Assessment 10/05/21 195,000 100 .00 195
193
Summerstone Community Development District Special Assessment 09/09/21 290,000 100 .00 290
284
Tempe Industrial Development Authority Revenue Bonds 12/20/17 20,000 100 .04 20
20
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100 .00 535
603
Timber Creek Community Development District Special Assessment 06/20/18 130,000 100 .00 130
133
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99 .83 399
430
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100 .00 320
318
Town of Flower Mound Special Assessment 02/09/21 750,000 100 .00 750
722
Town of Flower Mound Special Assessment 02/09/21 800,000 100 .00 800
760
Town of Little Elm Special Assessment 12/08/21 708,000 100 .00 708
659
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100 .00 450
434
Union Park East Community Development District Special Assessment 09/15/21 220,000 100 .12 220
217
V-Dana Community Development District Special Assessment 04/01/21 375,000 100 .00 375
373
V-Dana Community Development District Special Assessment 04/01/21 125,000 99 .40 124
123
Veranda Community Development District II Special Assessment 02/24/21 55,000 100 .00 55
55
Veranda Community Development District II Special Assessment 02/24/21 45,000 100 .00 45
45
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100 .00 120
119
Verano No. 3 Community Development District Special Assessment 04/16/21 100,000 100 .00 100
100
Village Community Development District No. 12 Special Assessment 03/16/18 1,445,000 100 .00 1,445
1,540
Villages of Glen Creek Community Development District Special Assessment 01/12/22 135,000 100 .00 135
133
Washington State Housing Finance Commission Revenue Bonds 09/19/19 930,000 100 .00 930

Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100 .00 1,625
1,591

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
West Villages Improvement District Special Assessment 03/31/21 825,000 100 .00 825
817
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100 .00 1,500 1,495
93,311
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 1,550 USD 184,765 03/22
1,928
United States 10 Year Treasury Note Futures 805 USD 103,015 03/22
828
United States 10 Year Ultra Treasury Note Futures 111 USD 15,854 03/22 128
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 2,884
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 76,912 $ — $ — $ 76,912
Alaska — 18,361 — — 18,361
Arizona — 67,443 — — 67,443
Arkansas — 13,852 — — 13,852
California — 387,379 — — 387,379
Colorado — 104,887 — — 104,887
Connecticut — 91,563 — — 91,563
Delaware — 13,169 — — 13,169
District of Columbia — 37,259 — — 37,259
Florida — 284,449 — — 284,449
Georgia — 63,400 — — 63,400
Guam — 53,354 — — 53,354
Hawaii — 20,862 — — 20,862
Idaho — 17,108 — — 17,108
Illinois — 582,450 — — 582,450
Indiana — 20,785 — — 20,785
Iowa — 33,372 — — 33,372
Kansas — 14,487 — — 14,487
Kentucky — 39,046 — — 39,046
Louisiana — 76,329 — — 76,329
Maine — 12,315 — — 12,315
Maryland — 65,088 — — 65,088
Massachusetts — 40,458 — — 40,458
Michigan — 139,212 — — 139,212

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Minnesota — 24,729 — — 24,729
Mississippi — 68,675 — — 68,675
Missouri — 27,840 — — 27,840
Montana — 10,261 — — 10,261
Nebraska — 9,945 — — 9,945
Nevada — 47,584 — — 47,584
New Hampshire — 20,606 — — 20,606
New Jersey — 186,013 — — 186,013
New Mexico — 4,133 — — 4,133
New York — 459,057 — — 459,057
North Carolina — 44,308 — — 44,308
North Dakota — 3,991 — — 3,991
Ohio — 83,676 — — 83,676
Oklahoma — 21,303 — — 21,303
Oregon — 14,559 — — 14,559
Pennsylvania — 209,243 — — 209,243
Puerto Rico — 122,583 — — 122,583
Rhode Island — 15,447 — — 15,447
South Carolina — 31,356 — — 31,356
South Dakota — 3,203 — — 3,203
Tennessee — 27,556 — — 27,556
Texas — 356,165 — — 356,165
Utah — 43,840 — — 43,840
Vermont — 4,978 — — 4,978
Virgin Islands — 8,709 — — 8,709
Virginia — 38,490 — — 38,490
Washington — 74,749 — — 74,749
West Virginia — 15,865 — — 15,865
Wisconsin — 46,739 — — 46,739
Wyoming — 4,185 — — 4,185
Short-Term Investments — — — 224,427 224,427
Total Investments
— 4,303,328 — 224,427 4,527,755
Other Financial Instruments
Assets
Futures Contracts 2,884 — — — 2,884
Total Other Financial Instruments
*
$ 2,884 $ — $ — $ — $ 2,884
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.0%
Australia - 8.4%
APA Group 19,531 133
Atlas Arteria, Ltd. 283,456 1,319
Aurizon Holdings, Ltd. 207,045 520
AusNet Services(Æ) 3,429 6
Cleanaway Waste Management, Ltd.(Æ) 63,734 130
NEXTDC, Ltd.(Æ) 30,960 237
Qube Holdings, Ltd. 244,076 504
Sydney Airport(Æ) 76,118 467
Transurban Group - ADR(Æ) 449,164 3,969
7,285
Austria - 0.1%
Flughafen Wien AG(Æ) 1,563 50
Belgium - 0.1%
Elia System Operator SA 381 51
Brazil - 0.6%
Alupar Investimento SA 3,020 15
CCR SA 143,100 350
Santos Brasil Participacoes SA 140,800 185
550
Canada - 9.8%
AltaGas, Ltd. - ADR 3,396 70
Brookfield Infrastructure Corp. Class A 493 33
Canadian National Railway Co. 6,744 822
Emera, Inc. 6,445 305
Enbridge, Inc. 77,651 3,283
GFL Environmental, Inc. 3,867 127
Gibson Energy, Inc. 2,090 40
Keyera Corp. 6,991 164
Pembina Pipeline Corp. 37,365 1,186
TC Energy Corp.(Æ) 46,862 2,420
8,450
China - 2.6%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 62,000 41
China Gas Holdings, Ltd. 212,000 360
China Longyuan Power Group Corp.,
Ltd. Class H 17,000 35
China Merchants Port Holdings Co., Ltd. 251,089 463
China Resources Gas Group, Ltd. 14,000 70
COSCO SHIPPING Ports, Ltd. 314,000 251
ENN Energy Holdings, Ltd. 8,018 127
Guangdong Investment, Ltd. 201,643 287
Jiangsu Expressway Co., Ltd. Class H 482,685 505
Zhejiang Expressway Co., Ltd. Class H 112,000 96
2,235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.3%
Orsted A/S Class A(Þ) 2,447 261
France - 7.9%
Aeroports de Paris(Æ) 7,635 1,034
Eiffage SA 2,053 215
Engie SA 40,976 628
Getlink SE 132,378 2,088
Rubis SCA 17,893 577
Veolia Environnement SA 4,527 164
Vinci SA 19,057 2,085
6,791
Germany - 1.5%
E.ON SE 30,068 413
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 4,366 294
RWE AG 13,276 558
1,265
Guernsey - 0.0%
Cordiant Digital Infrastructure, Ltd.(Þ) 27,796 40
Hong Kong - 0.5%
CK Infrastructure Holdings, Ltd. 17,511 108
CLP Holdings, Ltd. 18,845 188
HKBN, Ltd. 49,500 62
Hong Kong & China Gas Co., Ltd. 48,000 74
432
India - 0.1%
Power Grid Corp. of India, Ltd. 19,822 57
Italy - 4.8%
ACEA SpA 2,318 47
Atlantia SpA(Æ) 99,666 1,847
Enav SpA(Æ)(Þ) 23,435 108
Enel SpA 109,328 838
Hera SpA 42,954 178
Infrastrutture Wireless Italiane SpA(Þ) 63,814 688
Italgas SpA 6,530 43
Snam Rete Gas SpA 11,779 66
Terna Rete Elettrica Nazionale SpA 36,243 284
4,099
Japan - 1.5%
East Japan Railway Co. 3,468 199
Japan Airport Terminal Co., Ltd.(Æ) 12,000 520
Kamigumi Co., Ltd. 14,813 286
Kansai Electric Power Co., Inc. (The) 6,700 63
West Japan Railway Co. 6,000 252
1,320

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 3.8%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 23,700 159
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 6,731 362
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ) 20,072 276
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 4,957 681
Grupo Aeroportuario del Sureste SAB de
CV Class B 53,929 1,092
Grupo Aeroportuario del Sureste SAB de
CV - ADR 1,506 306
Promotora y Operadora de
Infraestructura SAB de CV 58,192 424
3,300
New Zealand - 1.7%
Auckland International Airport, Ltd.(Æ) 278,302 1,318
Port of Tauranga, Ltd. 31,813 135
1,453
Nigeria - 0.1%
IHS Holding, Ltd.(Æ) 4,603 55
Philippines - 0.1%
Converge ICT Solutions, Inc.(Æ) 136,500 82
International Container Terminal
Services, Inc. 6,555 26
108
Portugal - 0.2%
Energias de Portugal SA 31,736 163
Singapore - 0.3%
NetLink NBN Trust 92,872 67
Parkway Life Real Estate Investment
Trust(Æ)(ö) 13,017 46
Sembcorp Industries, Ltd. 83,300 141
254
Spain - 8.6%
Aena SME SA(Æ)(Þ) 25,500 4,139
Cellnex Telecom SA(Þ) 8,293 378
Ferrovial SA 24,438 679
Iberdrola SA 190,982 2,206
7,402
Switzerland - 1.7%
Flughafen Zurich AG(Æ) 8,182 1,511
United Kingdom - 2.1%
Biffa PLC(Þ) 2,847 13
National Grid PLC 17,789 260
National Grid PLC - ADR 166 12
Pennon Group PLC 14,200 207
Scottish & Southern Energy PLC 34,866 745
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Severn Trent PLC Class H 12,986 503
United Utilities Group PLC 7,449 107
1,847
United States - 38.2%
Alliant Energy Corp. 6,925 415
Ameren Corp. 4,485 398
American Electric Power Co., Inc. 3,200 289
American Tower Corp.(ö) 5,385 1,354
American Water Works Co., Inc. 1,541 248
Atmos Energy Corp. 4,575 491
Avista Corp. 3,400 151
Brookfield Renewable Corp. Class A 4,170 143
CenterPoint Energy, Inc. 25,466 722
Cheniere Energy, Inc. 24,945 2,791
Clearway Energy Operating LLC(Æ) 3,765 127
CMS Energy Corp. 548 35
Crown Castle International Corp.(ö) 3,557 649
CSX Corp. 21,253 727
Digital Realty Trust, Inc.(ö) 851 127
Dominion Energy, Inc. 24,022 1,938
DT Midstream, Inc. 18,080 935
DTE Energy Co. 2,320 279
Duke Energy Corp. 9,006 946
Entergy Corp. 4,487 502
Enterprise Products Partners, LP 13,423 317
Equinix, Inc.(Æ)(ö) 308 223
Equitrans Midstream Corp. 3,457 28
Essential Utilities, Inc. 4,302 210
Evergy, Inc. 8,930 580
Eversource Energy(Æ) 6,915 619
Evoqua Water Technologies Corp.(Æ) 3,739 151
Exelon Corp. 7,405 429
FirstEnergy Corp. 16,164 678
Kinder Morgan, Inc. 84,596 1,469
Magellan Midstream Partners, LP 72 4
NextEra Energy, Inc. 54,623 4,260
NiSource, Inc. 4,582 134
Norfolk Southern Corp. 1,645 447
ONEOK, Inc. 8,822 535
PG&E Corp.(Æ) 4,961 63
Pinnacle West Capital Corp. 3,763 262
Plains GP Holdings, LP Class A(Æ) 1,444 17
PNM Resources, Inc. 2,890 130
Portland General Electric Co. 1,594 84
Public Service Enterprise Group, Inc. 5,232 348
Radius Global Infrastructure, Inc. Class
A(Æ) 2,188 30

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic Services, Inc. Class A 5,277 674
SBA Communications Corp.(ö) 2,431 791
Sempra Energy 13,346 1,844
Southern Co. (The) 4,157 289
Southwest Gas Holdings, Inc. 1,234 84
Targa Resources Corp. 14,847 877
Union Pacific Corp. 1,991 487
Waste Connections, Inc. 5,849 729
Waste Management, Inc. 827 124
WEC Energy Group, Inc.(Æ) 1,194 116
Williams Cos., Inc. (The) 32,839 983
Xcel Energy, Inc. 23,137 1,612
32,895
Total Common Stocks
(cost $57,386) 81,874
Short-Term Investments - 3.3%
United States - 3.3%
U.S. Cash Management Fund(@) 2,816,804 (∞) 2,816
Total Short-Term Investments
(cost $2,816) 2,816
Total Investments - 98.3%
(identified cost $60,202) 84,690
Other Assets and Liabilities, Net
- 1.7%
1,441
Net Assets - 100.0%
86,131

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.5%
Aena SME SA 02/11/15 EUR 25,500 72 .96 1,861
4,139
Biffa PLC 06/19/20 GBP 2,847 2 .61 7
13
Cellnex Telecom SA 03/20/19 EUR 8,293 35 .83 297
378
Cordiant Digital Infrastructure, Ltd. 03/08/21 GBP 27,796 1 .39 39
40
Enav SpA 06/07/17 EUR 23,435 4 .24 99
108
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 63,814 8 .58 548
688
Orsted A/S 08/15/19 DKK 2,447 92 .46 226 261
5,627
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 10 EUR 414 03/22
(2)
MSCI Emerging Markets Index Futures 2 USD 123 03/22
2
S&P E-mini Energy Select Sector Futures 8 USD 549 03/22
60
S&P E-mini Utilities Select Sector Futures 15 USD 1,045 03/22
12
SPI 200 Index Futures 4 AUD 687 03/22 (21)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 51
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 526 EUR 464
03/16/22
(6)
Bank of America USD 8 HKD 63
02/07/22
—
Citigroup EUR 208 USD 236
03/16/22
2
HSBC USD 228 AUD 319
03/16/22
(2)
JPMorgan Chase USD 133 AUD 186
03/16/22
(1)
JPMorgan Chase USD 92 EUR 81
03/16/22
(1)
Royal Bank of Canada USD 133 AUD 186
03/16/22
(1)
Royal Bank of Canada USD 92 EUR 81
03/16/22
(1)
Royal Bank of Canada USD 331 EUR 293
03/16/22
(1)
Royal Bank of Canada EUR 60 USD 67
02/02/22
—
Royal Bank of Canada EUR 414 USD 468
03/16/22
2
Royal Bank of Canada GBP 4 USD 6
02/02/22
—
State Street BRL 130 USD 24
02/01/22
—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (9)

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 353
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 7,285 $ —
$ —
$ 7,285
Austria — 50 —
—
50
Belgium — 51 —
—
51
Brazil 550 — —
—
550
Canada 8,450 — —
—
8,450
China — 2,235 —
—
2,235
Denmark — 261 —
—
261
France — 6,791 —
—
6,791
Germany — 1,265 —
—
1,265
Guernsey — 40 —
—
40
Hong Kong — 432 —
—
432
India — 57 —
—
57
Italy — 4,099 —
—
4,099
Japan — 1,320 —
—
1,320
Mexico 3,300 — —
—
3,300
New Zealand — 1,453 —
—
1,453
Nigeria 55 — —
—
55
Philippines — 108 —
—
108
Portugal — 163 —
—
163
Singapore — 254 —
—
254
Spain — 7,402 —
—
7,402
Switzerland — 1,511 —
—
1,511
United Kingdom 12 1,835 —
—
1,847
United States 32,895 — —
—
32,895
Short-Term Investments — — — 2,816 2,816
Total Investments 45,262 36,612 — 2,816 84,690
Other Financial Instruments
Assets
Futures Contracts 74 — — — 74
Foreign Currency Exchange Contracts — 4 — — 4
Liabilities
Futures Contracts (23) — — — (23)
Foreign Currency Exchange Contracts — (13) — — (13)
Total Other Financial Instruments
*
$ 51 $ (9) $ — $ — $ 42
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Global Infrastructure Fund
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
12,358
Alternative Carriers ................................................................
67
Construction & Engineering ....................................................
2,979
Electric Utilities .....................................................................
16,259
Environmental & Facilities Services .......................................
1,797
Gas Utilities ............................................................................
2,128
Healthcare REITs ...................................................................
46
Highways & Railtracks ...........................................................
10,598
Integrated Telecommunication Services ..................................
1,295
Internet Services & Infrastructure ...........................................
237
Marine Ports & Services .........................................................
1,850
Mixed Industrial/Office ...........................................................
151
Multi-Utilities .........................................................................
8,533
Oil & Gas Storage & Transportation ........................................
15,049
Railroads ................................................................................
3,454
Renewable Electricity .............................................................
367
Specialized REITs ...................................................................
3,144
Water Utilities .........................................................................
1,562
Short-Term Investments ..........................................................
2,816
Total Investments .................................................................... 84,690

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.6%
Australia – 4.0%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 487,275 5,837
Dexus Property Group(ö) 772,669 5,653
Goodman Group(ö) 113,075 1,866
GPT Group (The)(ö) 1,133,043 4,032
Mirvac Group(ö) 3,586,398 6,690
Scentre Group(ö) 2,461,871 5,140
Shopping Centres Australasia Property
Group(ö) 958,723 1,923
31,141
Belgium - 1.1%
Aedifica SA(ö) 31,016 3,729
VGP NV 11,287 3,194
Warehouses De Pauw CVA(ö) 42,016 1,807
8,730
Canada - 2.3%
Allied Properties Real Estate Investment
Trust(ö) 70,409 2,478
Canadian Apartment Properties(ö) 131,004 5,762
Granite Real Estate Investment Trust(ö) 40,815 3,098
RioCan Real Estate Investment Trust(ö) 166,821 2,904
Tricon Residential, Inc.(Ñ) 285,041 4,181
18,423
France - 1.3%
Argan SA(ö) 16,330 2,058
Gecina SA(ö) 5,544 750
Icade SA(ö) 48,402 3,479
Klepierre SA - GDR(ö) 158,018 4,192
10,479
Germany - 4.4%
alstria office REIT-AG(ö) 14,131 309
Instone Real Estate Group SE(Þ) 29,293 519
LEG Immobilien SE 22,144 2,925
Sirius Real Estate, Ltd. 1,584,569 2,767
VIB Vermoegen AG(Æ) 9,410 540
Vonovia SE 485,635 27,511
34,571
Hong Kong - 4.5%
CK Asset Holdings, Ltd. 1,122,000 7,472
ESR Cayman, Ltd.(Æ)(Þ) 284,400 962
Hongkong Land Holdings, Ltd. 305,800 1,657
Hysan Development Co., Ltd. 107,000 328
Link Real Estate Investment Trust(ö) 1,186,200 10,173
New World Development Co., Ltd. 97,000 395
Sun Hung Kai Properties, Ltd. 802,500 9,773
Swire Properties, Ltd. 377,600 1,008
Wharf Real Estate Investment Co., Ltd. 853,964 4,055
35,823
Japan - 9.7%
Activia Properties, Inc.(ö) 1,296 4,376
Daibiru Corp. 114,600 2,196
Daiwa House REIT Investment Corp.(ö) 749 2,232
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global One Real Estate Investment
Corp.(ö) 1,838 1,811
GLP J-REIT(ö) 2,673 4,307
Hulic Co., Ltd. 28,900 280
Hulic REIT, Inc.(ö) 1,950 2,801
Invincible Investment Corp.(ö) 4,255 1,340
Japan Excellent, Inc.(ö) 980 1,124
Japan Retail Fund Investment Corp.(ö) 2,812 2,370
Keihanshin Building Co., Ltd. 77,300 894
Kenedix Retail REIT Corp.(ö) 1,351 3,155
LaSalle Logiport REIT(ö) 1,644 2,627
Mitsubishi Estate Co., Ltd. 418,400 6,055
Mitsui Fudosan Co., Ltd. 585,700 12,522
Mitsui Fudosan Logistics Park, Inc.(ö) 461 2,266
Mori Trust Hotel REIT, Inc.(ö) 2,956 3,033
Mori Trust Sogo REIT, Inc.(ö) 2,295 2,782
Nippon Accommodations Fund, Inc.(ö) 78 422
Nippon Building Fund, Inc.(ö) 625 3,615
Nippon Prologis REIT, Inc.(Æ)(ö) 313 977
Nippon REIT Investment Corp.(ö) 30 101
Nomura Real Estate Holdings, Inc. 99,000 2,325
Nomura Real Estate Master Fund, Inc.(ö) 2,091 2,897
Samty Residential Investment Corp.(ö) 1,695 1,721
Sumitomo Realty & Development Co.,
Ltd. 43,000 1,332
Tokyu Fudosan Holdings Corp. 838,900 4,595
United Urban Investment Corp.(ö) 2,292 2,705
76,861
Macao - 0.2%
Sands China, Ltd.(Æ) 638,800 1,792
Netherlands - 1.1%
CTP NV(Þ) 119,221 2,427
Unibail-Rodamco-Westfield(Æ)(ö) 80,434 6,141
8,568
Singapore - 3.1%
ARA LOGOS Logistics Trust(Æ)(ö) 353,600 216
Ascott Residence Trust 1,293,300 980
CapitaLand Integrated Commercial Trust
Class A(ö) 2,848,444 4,099
Capitaland Investment, Ltd.(Æ) 2,405,500 6,159
CapitaRetail China Trust(ö) 55,900 49
City Developments, Ltd. 283,100 1,479
Daiwa House Logistics Trust(Æ) 1,061,900 632
Digital Core REIT Management Pte, Ltd.
(Æ)(ö) 647,800 758
Frasers Logistics & Commercial Trust(ö) 2,236,700 2,273
Keppel REIT(ö) 2,879,500 2,395
Mapletree Industrial Trust(ö) 808,798 1,505
Mapletree Logistics Trust(ö) 1,213,600 1,521
Parkway Life Real Estate Investment
Trust(Æ)(ö) 727,502 2,588
24,654
Spain - 0.6%
Arima Real Estate Socimi SA(Æ)(ö) 98,385 998
Inmobiliaria Colonial Socimi SA(ö) 225,976 2,002

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neinor Homes SA(Æ)(Þ) 113,057 1,385
4,385
Sweden - 2.3%
Castellum AB 218,180 5,116
Catena AB 30,875 1,749
Fabege AB 294,510 4,400
Fastighets AB Balder Class B(Æ) 88,934 5,873
Wihlborgs Fastigheter AB 47,076 971
18,109
United Kingdom - 5.9%
Assura PLC(ö) 2,314,755 2,088
Big Yellow Group PLC(ö) 117,820 2,374
British Land Co. PLC (The)(ö) 1,099,504 8,201
Derwent London PLC(ö) 65,164 2,992
Grainger PLC 1,246,539 5,052
Life Science REIT PLC(Æ)(ö) 409,505 563
LondonMetric Property PLC(ö) 1,342,626 4,831
PRS REIT PLC (The)(ö) 623,858 847
Safestore Holdings PLC(ö) 150,124 2,561
Segro PLC(ö) 634,924 11,139
Tritax EuroBox PLC(Þ) 821,526 1,228
UNITE Group PLC (The)(ö) 232,758 3,252
Workspace Group PLC(ö) 151,619 1,731
46,859
United States - 57.1%
Agree Realty Corp.(ö) 90,561 5,921
Alexandria Real Estate Equities, Inc.(ö) 21,862 4,260
American Homes 4 Rent Class A(ö) 131,450 5,144
American Tower Corp.(ö) 14,350 3,609
Americold Realty Trust(ö) 177,848 5,060
Apartment Income REIT Corp.(ö) 228,256 12,056
Apple Hospitality REIT, Inc.(ö) 23,889 385
AvalonBay Communities, Inc.(ö) 74,652 18,232
Boston Properties, Inc.(ö) 72,252 8,098
Boyd Gaming Corp. 28,514 1,695
Brixmor Property Group, Inc.(ö) 162,927 4,132
Caesars Entertainment, Inc.(Æ) 10,902 830
Crown Castle International Corp.(ö) 502 92
CyrusOne, Inc.(ö) 1,953 175
Digital Realty Trust, Inc.(ö) 139,289 20,786
Duke Realty Corp.(ö) 148,199 8,563
EastGroup Properties, Inc.(ö) 38,565 7,710
Empire State Realty Trust, Inc. Class
A(ö) 9,363 84
Equinix, Inc.(Æ)(ö) 13,550 9,822
Essential Properties Realty Trust, Inc.(ö) 204,516 5,430
Essex Property Trust, Inc.(ö) 28,897 9,608
Extra Space Storage, Inc.(ö) 70,799 14,032
First Industrial Realty Trust, Inc.(ö) 84,298 5,124
Healthcare Trust of America, Inc. Class
A(ö) 94,598 3,079
Healthpeak Properties, Inc.(ö) 415,855 14,709
Highwoods Properties, Inc.(ö) 73,637 3,175
Host Hotels & Resorts, Inc.(Æ)(ö) 344,699 5,977
Independence Realty Trust, Inc.(ö) 191,845 4,411
Invitation Homes, Inc.(ö) 215,071 9,029
Jones Lang LaSalle, Inc.(Æ) 17,694 4,437
Kimco Realty Corp.(ö) 617,833 14,989
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kite Realty Group Trust(ö) 235,193 4,911
Lamar Advertising Co. Class A(ö) 22,714 2,516
Life Storage, Inc.(Æ)(ö) 81,846 11,045
Medical Properties Trust, Inc.(ö) 317,395 7,224
Mid-America Apartment Communities,
Inc.(ö) 52,322 10,814
NetSTREIT Corp.(Ñ)(ö) 112,666 2,546
Omega Healthcare Investors, Inc.(ö) 79,061 2,489
Orion Office REIT, Inc.(Æ)(ö) 3,403 57
Park Hotels & Resorts, Inc.(Æ)(ö) 9,174 167
Prologis, Inc.(ö) 301,805 47,328
Public Storage(ö) 70,788 25,380
Realty Income Corp.(ö) 153,671 10,666
Regency Centers Corp.(ö) 76,380 5,480
Ryman Hospitality Properties, Inc.(Æ)(ö) 66,553 5,883
SBA Communications Corp.(ö) 16,099 5,239
Simon Property Group, LP(ö) 194,691 28,659
Spirit Realty Capital, Inc.(ö) 60,878 2,889
STAG Industrial, Inc.(ö) 122,021 5,214
Sun Communities, Inc.(ö) 91,192 17,232
UDR, Inc.(ö) 217,699 12,374
Ventas, Inc.(ö) 55,724 2,954
VICI Properties, Inc.(Ñ)(ö) 118,536 3,393
Welltower, Inc.(ö) 272,120 23,574
Weyerhaeuser Co.(ö) 56,227 2,273
450,961
Total Common Stocks
(cost $602,462) 771,356
Short-Term Investments - 1.9%
United States - 1.9%
U.S. Cash Management Fund(@) 15,104,209 (∞) 15,100
Total Short-Term Investments
(cost $15,100) 15,100
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 5,812,436 (∞) 5,812
Total Other Securities
(cost $5,812) 5,812
Total Investments - 100.3%
(identified cost $623,374) 792,268
Other Assets and Liabilities, Net
- (0.3)%
(2,216)
Net Assets - 100.0%
790,052

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 357
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.8%
CTP NV 04/06/21 EUR 119,221 19 .61 2,338
2,427
ESR Cayman, Ltd. 01/07/22 HKD 284,400 3 .37 960
962
Instone Real Estate Group SE 03/28/19 EUR 29,293 21 .69 635
519
Neinor Homes SA 05/31/21 EUR 113,057 13 .70 1,549
1,385
Tritax EuroBox PLC 03/15/21 EUR 821,526 1 .48 1,219 1,228
6,521
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 215 USD 8,923 03/22
(362)
FTSE/EPRA Europe Index Futures 120 EUR 2,892 03/22
(46)
Hang Seng Index Futures 7 HKD 8,352 02/22
(17)
MSCI Singapore Index Futures 24 SGD 798 02/22
(3)
S&P/TSX 60 Index Futures 3 CAD 766 03/22
4
SPI 200 Index Futures 5 AUD 859 03/22
(41)
TOPIX Index Futures 12 JPY 227,819 03/22 (102)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (567)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 446 EUR 389
03/16/22
(8)
Bank of America USD 113 JPY 12,986
02/02/22
—
Bank of America USD 48 SGD 65
02/04/22
—
Bank of America AUD 559 USD 403
03/16/22
9
Bank of America CAD 475 USD 370
03/16/22
(4)
Bank of America EUR 210 USD 234
03/16/22
(2)
Bank of America EUR 713 USD 810
03/16/22
8
Bank of America EUR 728 USD 827
03/16/22
8
Bank of America HKD 661 USD 85
02/07/22
—
Bank of America HKD 2,273 USD 292
03/16/22
—
Bank of America HKD 3,680 USD 472
03/16/22
—
Bank of America JPY 26,366 USD 229
03/16/22
—
Bank of America JPY 29,460 USD 259
03/16/22
3
Bank of America JPY 56,988 USD 500
03/16/22
4
Citigroup EUR 438 USD 495
03/16/22
3
Citigroup SGD 309 USD 227
03/16/22
(2)
JPMorgan Chase USD 262 AUD 366
03/16/22
(3)
JPMorgan Chase USD 289 CAD 364
03/16/22
(2)
JPMorgan Chase USD 1,487 EUR 1,313
03/16/22
(12)
JPMorgan Chase USD 501 HKD 3,902
03/16/22
—
JPMorgan Chase USD 838 JPY 95,334
03/16/22
(9)
JPMorgan Chase USD 296 SGD 403
03/16/22
3
Royal Bank of Canada USD 261 AUD 366
03/16/22
(3)
Royal Bank of Canada USD 267 AUD 375
03/16/22
(2)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 398 AUD 554
03/16/22
(6)
Royal Bank of Canada USD 289 CAD 364
03/16/22
(2)
Royal Bank of Canada USD 406 CAD 513
03/16/22
(2)
Royal Bank of Canada USD 78 EUR 69
03/16/22
—
Royal Bank of Canada USD 239 EUR 211
03/16/22
(1)
Royal Bank of Canada USD 420 EUR 369
03/16/22
(5)
Royal Bank of Canada USD 971 EUR 858
03/16/22
(6)
Royal Bank of Canada USD 1,488 EUR 1,313
03/16/22
(12)
Royal Bank of Canada USD 2,092 EUR 1,839
03/16/22
(25)
Royal Bank of Canada USD 215 HKD 1,675
03/16/22
—
Royal Bank of Canada USD 501 HKD 3,902
03/16/22
—
Royal Bank of Canada USD 617 HKD 4,810
03/16/22
—
Royal Bank of Canada USD 58 JPY 6,568
03/16/22
(1)
Royal Bank of Canada USD 174 JPY 19,764
03/16/22
(2)
Royal Bank of Canada USD 216 JPY 25,079
03/16/22
2
Royal Bank of Canada USD 559 JPY 63,365
03/16/22
(8)
Royal Bank of Canada USD 831 JPY 95,999
03/16/22
3
Royal Bank of Canada USD 838 JPY 95,334
03/16/22
(9)
Royal Bank of Canada USD 140 SEK 1,305
02/02/22
—
Royal Bank of Canada USD 296 SGD 403
03/16/22
3
Royal Bank of Canada USD 373 SGD 506
03/16/22
1
Royal Bank of Canada EUR 1,341 USD 1,506
02/02/22
—
Royal Bank of Canada EUR 240 USD 273
03/16/22
3
Royal Bank of Canada EUR 311 USD 351
03/16/22
1
Royal Bank of Canada EUR 834 USD 943
03/16/22
5
Royal Bank of Canada JPY 65,290 USD 575
03/16/22
7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (63)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 31,141 $ —
$ —
$ 31,141
Belgium — 8,730 —
—
8,730
Canada 18,423 — —
—
18,423
France — 10,479 —
—
10,479
Germany — 34,571 —
—
34,571
Hong Kong — 35,823 —
—
35,823
Japan — 76,861 —
—
76,861
Macao — 1,792 —
—
1,792
Netherlands — 8,568 —
—
8,568
Singapore 807 23,847 —
—
24,654
Spain — 4,385 —
—
4,385
Sweden — 18,109 —
—
18,109
United Kingdom — 46,859 —
—
46,859
United States 450,961 — —
—
450,961
Short-Term Investments — — — 15,100 15,100

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 359
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Securities — — — 5,812 5,812
Total Investments 470,191 301,165 — 20,912 792,268
Other Financial Instruments
Assets
Futures Contracts 4 — — — 4
Foreign Currency Exchange Contracts — 63 — — 63
Liabilities
Futures Contracts (571) — — — (571)
Foreign Currency Exchange Contracts — (126) — — (126)
Total Other Financial Instruments
*
$ (567) $ (63) $ — $ — $ (630)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
190,810
Healthcare ..............................................................................
58,704
Industrial ................................................................................
116,226
Internet Services & Infrastructure ...........................................
31,542
Lodging/Resorts ......................................................................
22,703
Office ......................................................................................
44,297
Residential ..............................................................................
144,903
Retail ......................................................................................
106,780
Self Storage .............................................................................
55,391
Short-Term Investments ..........................................................
15,100
Other Securities .....................................................................
5,812
Total Investments .................................................................... 792,268

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 34.8%
Corporate Bonds and Notes - 10.9%
1Life Healthcare, Inc.
3.000% due 06/15/25 131 111
Aircastle , Ltd.
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.410%)
(Ê)(ƒ)(Þ) 80 80
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.868%)
(Ê)(ƒ) 131 130
Series C
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.481%)
(Ê)(ƒ) 362 358
Alteryx , Inc.
0.500% due 08/01/24 (Þ) 393 362
American Electric Power Co., Inc.
3.875% due 02/15/62 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.675%)
(Ê) 141 138
American Express Co.
3.550% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.854%)
(Ê)(ƒ) 275 263
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3
Month LIBOR + 2.868%)(Ê) 108 118
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 1,459 1,474
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.266%)
(Ê)(Þ) 122 122
Ares Management Corp.
4.125% due 06/30/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.237%)
(Ê)(Þ) 130 129
Assurant, Inc.
7.000% due 03/27/48 (USD 3
Month LIBOR + 4.135%)(Ê) 210 238
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.186%)
(Ê) 95 99
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.898%)(Ê)(ƒ) 569 613
Series FF
5.875% due 12/31/99 (USD 3
Month LIBOR + 2.931%)(Ê)(ƒ) 356 376
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series RR
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.760%)
(Ê)(ƒ) 130 128
Series X
6.250% due 09/29/49 (USD 3
Month LIBOR + 3.705%)(Ê)(ƒ) 573 607
Bank of New York Mellon Corp. (The)
Series I
3.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.630%)
(Ê)(ƒ) 65 63
Baozun , Inc.
1.625% due 05/01/24 229 216
Benefitfocus , Inc.
1.250% due 12/15/23 163 156
Beyond Meat, Inc.
1.000% due 03/15/27 139 95
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 1,142 1,169
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.157%)
(Ê)(ƒ) 161 157
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.971%)
(Ê)(ƒ) 377 405
Series H
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
3.079%)(Ê)(ƒ) 268 263
Series I
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.168%)
(Ê)(ƒ) 700 692
Chegg , Inc.
4.794% due 09/01/26 (Þ) 131 106
Citigroup, Inc.
5.950% due 07/31/49 (USD 3
Month LIBOR + 4.068%)(Ê)(ƒ) 268 274
5.900% due 12/29/49 (USD 3
Month LIBOR + 4.230%)(Ê)(ƒ)(Ñ) 250 256
3.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.417%)
(Ê)(ƒ) 407 396
Series P
5.950% due 12/29/49 (USD 3
Month LIBOR + 3.905%)(Ê)(ƒ) 347 366
Series T
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.517%)(Ê)(ƒ) 160 177

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Y
4.150% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.000%)
(Ê)(ƒ) 136 133
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.313%)
(Ê)(ƒ) 129 138
CMS Energy Corp.
4.750% due 06/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.116%)
(Ê) 97 103
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.660%)(Ê)(ƒ) 330 361
Colony Capital, Inc.
5.000% due 04/15/23 1,636 1,665
Comerica, Inc.
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.291%)
(Ê)(ƒ) 116 125
Depository Trust & Clearing Corp. (The)
Series D
3.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.606%)
(Ê)(ƒ)(Þ) 250 240
Discover Financial Services
Series C
5.500% due 12/31/99 (USD 3
Month LIBOR + 3.076%)(Ê)(ƒ) 176 183
Series D
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.783%)
(Ê)(ƒ) 80 86
DISH Network Corp.
2.375% due 03/15/24 1,471 1,409
DocuSign, Inc.
1.000% due 01/15/24 507 480
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.993%)
(Ê)(ƒ) 175 180
Series C
4.350% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.195%)
(Ê)(ƒ) 176 177
Duke Energy Corp.
3.250% due 01/15/82 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.321%)
(Ê) 40 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.388%)
(Ê)(ƒ) 155 160
Edison International
Series A
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.698%)
(Ê)(ƒ) 248 252
Series B
5.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.901%)
(Ê)(ƒ) 188 187
Energy Transfer Operating, LP
Series H
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.694%)
(Ê)(ƒ) 180 184
Energy Transfer, LP
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.306%)
(Ê)(ƒ) 163 166
Enstar Finance LLC
5.750% due 09/01/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.468%)
(Ê) 225 233
5.500% due 01/15/42 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.006%)
(Ê) 165 163
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.736%)
(Ê)(ƒ) 200 206
EZCORP, Inc.
2.375% due 05/01/25 998 881
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.415%)
(Ê)(ƒ)(Þ) 275 292
FireEye, Inc.
Series B
1.625% due 06/01/35 1,853 1,850
GA Global Funding Trust
4.700% due 10/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.796%)
(Ê)(Þ) 260 259
General Electric Co.
Series D
3.533% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 140 137
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 96 125

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Q
5.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.623%)
(Ê)(ƒ)(Ñ) 115 121
Series U
3.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.915%)
(Ê)(ƒ) 204 194
Series V
4.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.949%)
(Ê)(ƒ) 163 159
Gossamer Bio, Inc.
5.000% due 06/01/27 131 113
Granite Point Mortgage Trust, Inc.
6.375% due 10/01/23 414 418
Greenlight Capital, Inc.
4.000% due 08/01/23 289 273
Groupon, Inc.
1.125% due 03/15/26 929 830
GSK Finance No. 3 PLC
1.841% due 06/22/23 1,223 1,192
Haemonetics Corp.
3.545% due 03/01/26 1,299 1,082
Halozyme Therapeutics, Inc.
0.250% due 03/01/27 (Þ) 209 180
Hartford Financial Services Group, Inc.
Series ICON
2.281% due 02/12/47 (USD 3
Month LIBOR + 2.125%)(Ê)(Þ) 225 216
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 42 41
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 184 186
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 20
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.045%)
(Ê)(ƒ) 123 127
I3 Verticals LLC
1.000% due 02/15/25 355 330
ILFC E-Capital Trust I
3.370% due 12/21/65 (~)(Ê)(Þ) 210 175
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 523 496
Invacare Corp.
5.000% due 11/15/24 289 255
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 1,667 1,495
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (SOFR +
3.380%)(Ê)(ƒ) 265 270
Series HH
4.600% due 12/31/99 (SOFR +
3.125%)(Ê)(ƒ) 56 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series KK
3.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.850%)
(Ê)(ƒ) 189 182
Series S
6.750% due 01/29/49 (USD 3
Month LIBOR + 3.780%)(Ê)(ƒ) 349 374
Series U
6.125% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 175 182
Series X
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 300 318
Kaleyra , Inc.
6.125% due 06/01/26 104 99
Kaman Corp.
3.250% due 05/01/24 1,457 1,488
Karyopharm Therapeutics, Inc.
3.000% due 10/15/25 523 471
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,036 1,101
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (Þ) 185 199
LendingTree , Inc.
0.500% due 07/15/25 1,981 1,657
Liberty Broadband Corp.
1.250% due 09/30/50 1,176 1,145
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 678 696
Liberty Mutual Group, Inc.
4.125% due 12/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.315%)
(Ê)(Þ) 194 191
Liberty TripAdvisor Holings , Inc.
0.500% due 06/30/51 281 229
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,503 1,478
Limelight Networks, Inc.
3.500% due 08/01/25 65 64
M&T Bank Corp.
3.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.679%)
(Ê)(ƒ) 78 73
Magnite , Inc.
0.250% due 03/15/26 955 745
Markel Corp.
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.662%)
(Ê)(ƒ) 125 133
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 100 133
MetLife, Inc.
9.250% due 04/08/38 (Þ) 325 480
10.750% due 08/01/39 171 279
MFA Financial, Inc.
6.250% due 06/15/24 1,644 1,694
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,076 1,438

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MicroStrategy , Inc.
5.340% due 02/15/27 280 182
Nabors Industries, Inc.
0.750% due 01/15/24 304 276
New Mountain Finance Corp.
5.750% due 08/15/23 1,380 1,440
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.547%)
(Ê) 188 184
NuVasive , Inc.
1.000% due 06/01/23 375 377
0.375% due 03/15/25 (Þ) 48 45
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 290 262
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,323 1,336
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.595%)
(Ê)(ƒ) 111 105
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3
Month LIBOR + 3.920%)(Ê) 325 336
5.375% due 05/15/45 (USD 3
Month LIBOR + 3.031%)(Ê) 161 170
Series XW7
5.200% due 03/15/44 (USD 3
Month LIBOR + 3.040%)(Ê) 450 465
Radius Health, Inc.
3.000% due 09/01/24 295 287
Redwood Trust, Inc.
4.750% due 08/15/23 564 571
5.625% due 07/15/24 275 277
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.430%)
(Ê)(ƒ) 90 97
Retrophin , Inc.
2.500% due 09/15/25 164 169
RWT Holdings, Inc.
5.750% due 10/01/25 882 892
SBL Holdings LLC
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.620%)
(Ê)(ƒ)(Þ) 210 200
7.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.580%)
(Ê)(ƒ)(Þ) 215 212
Sempra Energy
4.125% due 04/01/52 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.868%)
(Ê) 302 294
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.550%)
(Ê)(ƒ) 365 382
SmileDirectClub LLC
5.967% due 02/01/26 209 82
South Jersey Industries, Inc.
5.020% due 04/15/31 100 107
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.915%)
(Ê) 234 228
Series B
4.000% due 01/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.733%)
(Ê) 265 267
Spotify Technology SA
2.270% due 03/15/26 1,152 1,008
Starwood Property Trust, Inc.
4.375% due 04/01/23 606 626
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,552 1,542
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.202%)
(Ê)(ƒ) 320 311
Series D
4.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.074%)
(Ê)(ƒ) 270 266
Series E
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
3.064%)(Ê)(ƒ) 140 139
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Ñ)(Þ) 442 348
Theravance Biopharma, Inc.
3.250% due 11/01/23 605 565
Tilray , Inc.
5.000% due 10/01/23 932 865
Truist Financial Corp.
Series M
5.125% due 12/31/99 (USD 3
Month LIBOR + 2.786%)(Ê)(ƒ) 155 157
Series N
4.800% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.003%)
(Ê)(ƒ) 126 129
Series P
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.605%)
(Ê)(ƒ) 123 130

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Q
5.100% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.349%)(Ê)(ƒ) 163 177
Twitter, Inc.
1.255% due 03/15/26 594 526
US Bancorp
3.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.541%)
(Ê)(ƒ) 178 171
VNET Group, Inc.
1.000% due 02/01/26 824 701
Wells Fargo & Co.
5.950% due 12/15/36 190 245
Series B
7.950% due 11/15/29 114 152
Series BB
3.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.453%)
(Ê)(ƒ) 877 869
Series S
5.900% due 12/29/49 (USD 3
Month LIBOR + 3.110%)(Ê)(ƒ) 50 51
Series U
5.875% due 12/31/49 (USD 3
Month LIBOR + 3.990%)(Ê)(ƒ) 194 208
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,376 1,370
63,426
International Debt - 4.8%
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.249%)
(Ê) 224 221
Allianz SE
3.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.973%)
(Ê)(ƒ)(Þ) 200 196
AXA SA
8.600% due 12/15/30 55 77
6.379% due 12/29/49 (USD 3
Month LIBOR + 2.256%)(Ê)(ƒ)(Þ) 200 271
Banco Mercantil del Norte SA
6.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.034%)(Ê)(ƒ)(Þ) 200 193
Banco Santander SA
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.989%)(Ê)(ƒ) 200 212
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.753%)
(Ê)(ƒ) 200 192
Bank of China (Hong Kong), Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.036%)
(Ê)(ƒ)(Þ) 400 423
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.551%)
(Ê)(ƒ)(Ñ) 135 141
Barclays PLC
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.410%)
(Ê)(ƒ) 200 189
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.867%)
(Ê)(ƒ) 200 213
8.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.672%)
(Ê)(ƒ) 400 436
Beazley Insurance Designated Activity
Co.
5.500% due 09/10/29 200 220
BNP Paribas SA
6.625% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.149%)(Ê)
(ƒ)(Þ) 200 211
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.980%)(Ê)
(ƒ)(Þ) 200 227
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 500 559
BP Capital Markets PLC
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.036%)
(Ê)(ƒ) 250 256
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.398%)
(Ê)(ƒ) 565 597
Commerzbank AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.228%)
(Ê)(ƒ) 200 210
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 400 434
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 400 463

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.319%)(Ê)
(ƒ)(Þ) 200 215
Credit Suisse Group AG
7.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.108%)
(Ê)(ƒ) 200 203
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 200 213
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.889%)
(Ê)(ƒ)(Þ) 200 199
6.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.822%)
(Ê)(ƒ)(Þ) 500 522
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.332%)(Ê)(ƒ)(Þ) 400 428
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 400 416
Deutsche Bank AG
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.003%)
(Ê)(ƒ) 200 212
Series #
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.524%)
(Ê)(ƒ) 200 202
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3
Month LIBOR + 5.440%)(Ê) 387 436
Enbridge, Inc.
6.250% due 03/01/78 (USD 3
Month LIBOR + 3.641%)(Ê) 244 261
Series 16-A
6.000% due 01/15/77 (USD 3
Month LIBOR + 3.890%)(Ê) 297 315
Series 20-A
5.750% due 07/15/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.314%)
(Ê) 412 451
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3
Month LIBOR + 4.370%)(Ê)(ƒ) 250 267
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25 25
Hanwha Life Insurance Co., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 04/23/48 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.000%)
(Ê)(Þ) 200 205
Hope Bancorp, Inc.
2.000% due 05/15/38 1,743 1,735
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 110 178
HSBC Holdings PLC
6.375% due 03/19/24 (USD ICE
Swap Rate NY 5 Year Rate +
3.705%)(Ê)(ƒ) 200 210
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ) 200 211
4.600% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.649%)
(Ê)(ƒ) 200 193
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 215
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)
(Ê)(ƒ) 400 428
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.342%)
(Ê)(ƒ) 200 210
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 220
Jazz Investments I, Ltd.
1.500% due 08/15/24 425 432
JOYY, Inc.
0.750% due 06/15/25 (Þ) 785 738
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 148
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.080%)
(Ê) 200 210
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)
(Ê)(ƒ) 400 434
6.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.815%)
(Ê)(ƒ) 200 220
Macquarie Bank, Ltd.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.703%)(Ê)
(Þ)(ƒ) 200 209
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.230%)
(Ê)(Þ) 200 217
Momo , Inc.
1.250% due 07/01/25 (Ñ)(Þ) 833 751
Natwest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)
(Ê)(ƒ) 200 225
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 211
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 300 320
4.000% due 09/19/47 (USD ICE
Swap Rate NY 5 Year Rate +
2.880%)(Ê)(Ñ)(Þ) 200 210
Nordea Bank Abp
6.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.110%)
(Ê)(ƒ)(Þ) 200 222
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.035%)
(Ê)(ƒ) 200 205
Pinduoduo , Inc.
2.227% due 12/01/25 815 749
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê) 406 438
5.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.513%)
(Ê)(ƒ)(Þ) 200 212
Rothesay Life PLC
Series NC6
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.580%)
(Ê)(ƒ) 200 194
Scentre Group Trust 2
4.750% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.379%)
(Ê)(Þ) 300 308
Series 144a
5.125% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.685%)
(Ê)(Þ) 300 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Scorpio Tankers, Inc.
3.000% due 05/15/25 (Þ) 51 51
SFL Corp., Ltd.
4.875% due 05/01/23 1,391 1,397
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Þ) 200 226
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Ñ)(Þ) 400 428
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.931%)
(Ê)(ƒ)(Þ) 200 198
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 400 426
Series 144a
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.514%)
(Ê)(ƒ)(Þ) 200 201
Standard Chartered PLC
7.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.723%)(Ê)
(ƒ)(Þ) 400 421
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 390 410
Series 16-A
5.875% due 08/15/76 (USD 3
Month LIBOR + 4.640%)(Ê) 598 639
UBS Group AG
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.404%)
(Ê)(ƒ)(Þ) 200 200
5.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.855%)
(Ê)(ƒ) 200 207
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)
(Ê)(ƒ) 400 434
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 400 423
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)
(Ê)(ƒ) 200 217
Vodafone Group PLC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NC10
4.125% due 06/04/81 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.767%)
(Ê) 225 214
WisdomTree Investments, Inc.
3.250% due 06/15/26 1,047 996
28,161
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
—
Mortgage-Backed Securities - 16.0%
Fannie Mae
4.500% due 2049 10 11
5.000% due 2049 41 45
30 Year TBA(Ï)
3.000% 7,800 7,318
4.000% 12,000 12,924
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 1,809 244
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 263 52
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 1,401 244
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 879 151
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,252 164
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 259 13
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 878 170
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 353 9
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 952 178
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 368 18
Series 2013-90 Class SD
Interest Only STRIP
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 536 86
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 1,019 232
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 577 98
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 564 107
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,721 268
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 1,287 278
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 1,298 181
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 2,250 386
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,424 257
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,438 327
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,445 228
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 2,083 355
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 816 137
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,203 186
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 477 51
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,031 162
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 1,927 393
Series 2018-38 Class SP
Interest Only STRIP
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,604 259
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,449 405

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49 1,116 200
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,148 161
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49 564 33
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 636 32
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 621 55
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,290 202
Series 2019-41 Class SK
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,033 379
Series 2019-42 Class SA
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,192 212
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,450 199
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 835 120
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,707 275
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,704 271
Series 2019-57 Class SG
Interest Only STRIP
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,949 433
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 795 180
Series 2019-83 Class QS
Interest Only STRIP
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 1,819 328
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 4,307 754
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 2,928 539
Series 2020-35 Class SC
Interest Only STRIP
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 2,489 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,046 608
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 2,409 389
Series 2020-56 Class JI
Interest Only STRIP
4.000% due 08/25/50 1,705 313
Series 2020-62 Class CI
Interest Only STRIP
4.000% due 06/25/48 2,621 451
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 2,462 353
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 1,979 315
Series 2020-93 Class WI
Interest Only STRIP
5.000% due 06/25/50 2,022 356
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 4,189 455
Series 2021-17 Class GI
Interest Only STRIP
4.000% due 02/25/51 2,336 395
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 1,108 210
Series 2021-25 Class IJ
Interest Only STRIP
3.500% due 05/25/51 4,262 459
Series 2021-25 Class IT
Interest Only STRIP
4.000% due 05/25/51 3,707 392
Series 2021-43 Class IO
Interest Only STRIP
2.500% due 06/25/51 4,070 548
Series 2021-56 Class IB
Interest Only STRIP
2.500% due 09/25/51 4,179 362
Series 2021-56 Class IL
Interest Only STRIP
3.000% due 03/25/51 4,338 630
Series 2021-56 Class QI
Interest Only STRIP
4.500% due 09/25/51 3,738 649
Series 2021-56 Class WI
Interest Only STRIP
2.500% due 09/25/51 2,885 327
Series 2021-77 Class BI
Interest Only STRIP
4.500% due 11/25/51 2,532 381
Series 2021-94 Class AI
Interest Only STRIP
3.000% due 01/25/52 3,444 481
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39 904 151

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40 646 117
Freddie Mac REMICS
Series 2011-3852 Class SC
Interest Only STRIP
6.465% due 04/15/40 (USD 1
Month LIBOR + 6.650%)(Ê) 480 38
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 1,838 340
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 706 134
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42 353 54
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 1,714 257
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43 381 26
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44 351 36
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 440 61
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 580 88
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 777 134
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,506 230
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 427 58
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 499 71
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 226 20
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 811 138
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 359 41
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,240 201
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48 1,258 212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,475 295
Series 2019-4911 Class SB
Interest Only STRIP
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,812 306
Series 2019-4915 Class SD
Interest Only STRIP
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,078 403
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,392 412
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 850 130
Series 2020-4949 Class IO
Interest Only STRIP
4.000% due 01/25/50 2,885 523
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 2,132 400
Series 2020-4976 Class MI
Interest Only STRIP
4.500% due 05/25/50 3,857 688
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,457 230
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,087 183
Series 2020-4980 Class KI
Interest Only STRIP
4.500% due 06/25/50 3,751 567
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 1,946 235
Series 2020-4991 Class IE
Interest Only STRIP
5.000% due 07/25/50 2,102 305
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 2,223 389
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,044 217
Series 2020-5010 Class IE
Interest Only STRIP
4.000% due 09/25/50 4,089 636
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,829 530
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 4,000 552

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 2,483 391
Series 2020-5019 Class IP
Interest Only STRIP
3.000% due 10/25/50 4,105 657
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,631 584
Series 2020-5049 Class AI
Interest Only STRIP
4.500% due 12/25/50 2,667 485
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 3,025 480
Series 2020-5065 Class MI
Interest Only STRIP
3.500% due 01/25/51 1,737 304
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 4,281 611
Series 2021-5080 Class IQ
Interest Only STRIP
3.500% due 04/25/50 3,001 508
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 4,493 557
Series 2021-5128 Class IE
Interest Only STRIP
4.500% due 07/25/51 3,057 584
Series 2021-5160 Class IW
Interest Only STRIP
3.000% due 10/25/50 3,866 379
Series 2021-5170 Class IC
Interest Only STRIP
4.500% due 08/25/50 1,969 307
Series 2021-5178 Class IB
Interest Only STRIP
4.000% due 11/25/51 1,552 218
Series 2021-5179 Class BI
Interest Only STRIP
4.500% due 01/25/52 3,014 457
Series 2021-5183 Class IO
Interest Only STRIP
3.000% due 01/25/52 1,485 226
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,517 375
Ginnie Mae II
3.500% due 2049 68 71
5.000% due 2049 101 109
5.500% due 2049 20 22
5.000% due 2050 45 48
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 482 76
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 2,704 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 1,076 176
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,129 94
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,107 57
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,634 249
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (USD 1
Month LIBOR + 4.850%)(Ê) 2,705 336
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 1,076 192
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 224 35
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 1,135 177
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 4,437 159
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 5,437 278
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,405 369
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 279 38
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 1,701 230
Series 2013-182 Class SY
Interest Only STRIP
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 451 72
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,078 42
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 59 —
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,004 216
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,204 220
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 731 143
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 1,154 120

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,088 195
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 1,553 105
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 3,552 206
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 3,447 195
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 413 64
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44 1,263 141
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 648 104
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41 30 —
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 56 —
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 923 44
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 791 142
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 1,620 315
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 1,771 90
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 451 23
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,230 80
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 1,722 90
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 925 68
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,137 59
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 1,789 79
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46 620 81
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 853 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 477 39
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 444 29
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 915 150
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46 892 155
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 4,186 309
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 1,569 63
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 5,335 425
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 1,762 67
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 3,391 232
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 1,834 165
Series 2016-H21 Class AI
Interest Only STRIP
3.165% due 09/20/66 (~)(Ê) 5,832 398
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 1,539 103
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 4,703 342
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 1,584 133
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,689 149
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 2,648 228
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,155 320
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 331 61
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,310 228
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 446 83
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 714 26

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 334 56
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 314 28
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 987 220
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 171 6
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 329 25
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 603 102
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 1,491 262
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 245 47
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 1,125 92
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 3,648 270
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 5,661 486
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 4,875 448
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 2,052 231
Series 2017-H03 Class KI
Interest Only STRIP
2.937% due 01/20/67 (~)(Ê) 1,047 129
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 7,243 745
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 5,007 365
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 4,584 325
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 6,107 357
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 1,662 134
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 3,082 242
Series 2017-H08 Class GI
Interest Only STRIP
2.583% due 02/20/67 (~)(Ê) 908 94
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,590 321
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 2,599 188
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 5,639 363
Series 2017-H14 Class DI
Interest Only STRIP
1.679% due 06/20/67 (~)(Ê) 1,035 57
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 1,808 189
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,254 231
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 3,773 217
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 4,735 329
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 7,287 445
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 2,590 169
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 3,873 257
Series 2017-H16 Class IG
Interest Only STRIP
1.825% due 07/20/67 (~)(Ê) 4,047 252
Series 2017-H16 Class IO
Interest Only STRIP
1.905% due 08/20/67 (~)(Ê) 2,604 243
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 2,770 250
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 1,120 125
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 2,911 274
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 3,100 223
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 8,215 729
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,460 218
Series 2017-H20 Class JI
Interest Only STRIP
1.668% due 09/20/67 (~)(Ê) 3,044 320
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 6,285 379

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 5,460 587
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 1,799 167
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,594 297
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 1,325 253
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 1,534 225
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 1,344 171
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,379 344
Series 2018-91 Class SJ
Interest Only STRIP
6.060% due 07/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 1,953 287
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 103 7
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 1,350 168
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 1,233 118
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 2,472 171
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 4,395 306
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 2,530 224
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê) 2,977 285
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 4,032 272
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 3,363 200
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 1,591 140
Series 2018-H04 Class MI
Interest Only STRIP
1.837% due 03/20/68 (~)(Ê) 4,647 263
Series 2018-H05 Class BI
Interest Only STRIP
2.563% due 02/20/68 (~)(Ê) 2,220 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 5,804 525
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 3,388 208
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 2,546 204
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 923 121
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,373 206
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 95 10
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 1,222 151
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,934 228
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,353 329
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 79 11
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,864 255
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,891 215
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 1,260 164
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 907 109
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 3,730 156
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 3,414 205
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 3,719 201
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 3,473 437

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 226 23
Series 2020-32 Class IA
Interest Only STRIP
3.883% due 03/16/47 (~)(Ê) 1,938 323
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 1,737 184
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 1,148 147
Series 2020-47 Class SG
Interest Only STRIP
5.813% due 02/20/49 (USD 1
Month LIBOR + 6.000%)(Ê) 2,599 406
Series 2020-78 Class DI
Interest Only STRIP
4.000% due 06/20/50 2,940 356
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 3,805 468
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 2,016 370
Series 2020-96 Class CS
Interest Only STRIP
6.016% due 08/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 2,318 318
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,037 395
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 1,879 266
Series 2020-186 Class DI
Interest Only STRIP
3.000% due 12/20/50 2,647 325
Series 2020-188 Class QI
Interest Only STRIP
3.000% due 10/20/50 2,589 341
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 13,566 723
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 1,602 142
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,906 351
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,923 430
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,577 462
Series 2021-77 Class IL
Interest Only STRIP
3.000% due 07/20/50 1,524 108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-77 Class SM
Interest Only STRIP
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,367 246
Series 2021-78 Class IP
Interest Only STRIP
3.000% due 05/20/51 4,617 439
Series 2021-96 Class SQ
Interest Only STRIP
6.266% due 06/20/51 (-1 x USD 1
Month LIBOR + 6.350%)(Ê) 2,582 594
Series 2021-97 Class QI
Interest Only STRIP
3.000% due 06/20/51 3,561 355
Series 2021-116 Class YS
Interest Only STRIP
6.112% due 09/20/50 (USD 1
Month LIBOR + 6.200%)(Ê) 3,047 455
Series 2021-155 Class ID
Interest Only STRIP
3.000% due 09/20/51 2,802 451
Series 2021-H03 Class IM
Interest Only STRIP
0.959% due 02/20/71 (~)(Ê) 9,778 469
Series 2021-H16 Class GI
Interest Only STRIP
2.321% due 09/20/71 (~)(Ê) 3,978 312
93,642
Non-US Bonds - 3.1%
Athora Netherlands NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.463%)(Ê)(ƒ) EUR 200 245
Banco de Sabadell SA
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.171%)(Ê)(ƒ) EUR 200 218
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ) EUR 200 254
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/25 BRL 1,690 311
10.000% due 01/01/27 BRL 1,959 357
10.000% due 01/01/31 BRL 240 42
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 860,000 1,050
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 468,600 125
7.500% due 08/26/26 COP 5,531,400 1,354
7.750% due 09/18/30 COP 345,500 81
7.250% due 10/26/50 COP 190,000 38
Czech Republic Government
International Bond
Series 120
2.419% due 02/14/25 CZK 20,300 872
Series 121
1.200% due 03/13/31 CZK 8,400 323
Series 94
0.950% due 05/15/30 CZK 3,670 140
Series 97
0.450% due 10/25/23 CZK 58,730 2,540

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dominican Republic Government
International Bond
8.000% due 06/11/28 (Þ) DOP 300 5
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 100 120
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ) EUR 200 214
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23 HUF 87,000 283
Iccrea Banca SpA
4.750% due 01/18/32 (EURIBOR
ICE Swap Rate + 4.829%)(Ê) EUR 200 226
Indonesia Treasury Bond
Series FR72
8.250% due 05/15/36 IDR 10,926,000 843
Series FR73
8.750% due 05/15/31 IDR 17,670,000 1,411
Malaysia Government International Bond
Series 0513
3.733% due 06/15/28 MYR 5,190 1,254
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 1,640 79
Series M
8.000% due 12/07/23 MXN 32,430 1,584
7.750% due 11/23/34 MXN 5,161 250
Peruvian Government International Bond
6.950% due 08/12/31 PEN 1,500 412
Series REGS
5.700% due 08/12/24 PEN 650 174
6.900% due 08/12/37 PEN 2,716 711
6.850% due 02/12/42 PEN 270 70
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25 PHP 9,900 195
Republic of South Africa Government
International Bond
Series 2048
8.750% due 02/28/48 ZAR 4,010 219
Series R214
6.500% due 02/28/41 ZAR 17,320 752
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 830 192
4.750% due 02/24/25 RON 1,415 320
Series 15YR
5.800% due 07/26/27 RON 1,000 235
Series 15Y
4.750% due 10/11/34 RON 350 73
Royal Bank of Canada
3.650% due 11/24/81 (Canadian
Government Bonds 5 Year Note +
2.665%)(Ê) CAD 200 149
Thailand Government International Bond
3.625% due 06/16/23 THB 6,250 195
3.850% due 12/12/25 THB 5,203 172
3.580% due 12/17/27 THB 7,920 264
2.000% due 12/17/31 THB 510 15
18,367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Investments
(cost $205,879) 203,596
Common Stocks - 43.0%
Consumer Discretionary - 5.1%
AB Electrolux(Æ)
3,314
69
Aisin Seiki Co., Ltd.
23,200
844
Amazon.com, Inc.(Æ)
250
748
Aoyama Trading Co., Ltd.
25,600
151
B&M European Value Retail SA
12,122
93
Barnes & Noble Education, Inc.(Æ)
62,377
376
Barratt Developments PLC
6,080
50
Berkeley Group Holdings PLC(Æ)
925
53
BJ's Restaurants, Inc.(Æ)
23,877
718
Boyd Gaming Corp.
1,618
96
Caesars Entertainment, Inc.(Æ)
558
43
Caleres , Inc.
45,112
1,082
Carrols Restaurant Group, Inc.
148,289
366
Cary Group AB(Æ)
40,221
362
Celestica, Inc.(Æ)
98,454
1,226
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Cheil Worldwide, Inc.
2,857
52
Cie Generale des Etablissements
Michelin SCA Class B
405
68
Citizen Watch Co., Ltd.(Ñ)
177,600
758
Columbia Sportswear Co.
568
53
Comcast Corp. Class A
4,352
218
Comet Holding AG
2,214
705
Costco Wholesale Corp.
476
240
Davide Campari-Milano NV(Æ)
71,687
897
Dechra Pharmaceuticals PLC
20,449
1,149
DR Horton, Inc.
676
60
Games Workshop Group PLC
3,557
383
Garmin, Ltd.
1,210
151
Genuine Parts Co.
1,231
164
Goodyear Tire & Rubber Co. (The)(Æ)
75,840
1,572
Grand Canyon Education, Inc.(Æ)
833
70
H&R Block, Inc.
44,685
1,021
Hermes International
116
174
Honda Motor Co., Ltd.
84,800
2,490
Howden Joinery Group PLC
4,585
51
Hyundai Department Store Co., Ltd.
1,392
83
Industria de Diseno Textil SA
1,548
47
J Front Retailing Co., Ltd.
29,300
263
Kering
1,913
1,428
Komeri Co., Ltd.
30,500
712
K's Holdings Corp.
35,900
353
LKQ Corp.
2,005
110
LVMH Moet Hennessy Louis Vuitton
SE - ADR
132
109
McDonald's Corp.
217
56
MIPS AB
5,244
524
Moncler SpA
18,797
1,200
Nike, Inc. Class B
946
140
Nissan Motor Co., Ltd.(Æ)
41,500
221
NVR, Inc.(Æ)
10
53
O'Reilly Automotive, Inc.(Æ)
102
66
Pernod Ricard SA
4,113
878
Persimmon PLC Class A
1,811
59
Poshmark , Inc. Class A(Æ)
49,638
785
PulteGroup, Inc.
1,630
86
Sands China, Ltd.(Æ)
26,800
75

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santos Brasil Participacoes SA
190,300
250
SGS SA
17
48
Spectris PLC
1,120
51
Sumitomo Electric Industries, Ltd.
141,200
1,875
Takashimaya Co., Ltd.
29,500
281
Target Corp.
1,045
230
Teleperformance - GDR
4,391
1,654
TJX Cos., Inc. (The)
1,317
95
Tractor Supply Co.
326
71
United Arrows, Ltd.
16,000
259
Wacoal Holdings Corp.
19,500
358
Walmart, Inc.
516
72
WW International, Inc.(Æ)
5,132
65
Xebio Holdings Co., Ltd.
21,000
165
Yamada Denki Co., Ltd.
205,000
693
Yum China Holdings, Inc.
914
44
30,012
Consumer Staples - 2.3%
Ambev SA
51,900
146
Arca Continental SAB de CV
8,700
51
Astarta Holding NV
19,130
159
Carrefour SA
12,964
247
Chocoladefabriken Lindt & Spruengli
AG
10
116
Clorox Co. (The)
634
106
Colruyt SA
1,711
69
CVS Health Corp.
1,525
162
Dino Polska SA(Æ)(Þ)
13,095
1,008
Estee Lauder Cos., Inc. (The) Class A
215
67
First Resources, Ltd.
387,200
473
Golden Agri-Resources, Ltd.
4,982,820
906
HelloFresh SE(Æ)
13,396
881
Henkel AG & Co. KGaA
473
37
Japan Tobacco, Inc.
126,000
2,526
Jeronimo Martins SGPS SA
5,433
131
JM Smucker Co. (The)
878
123
Kao Corp.
23,000
1,151
Kernel Holding SA
31,962
409
Kirin Holdings Co., Ltd.
119,800
1,921
Koninklijke Ahold Delhaize NV
4,146
134
Lenta PLC - GDR(Æ)
130,305
290
L'Oreal SA
130
56
NH Foods, Ltd.
18,200
700
North West Co., Inc. (The)
1,843
51
PepsiCo, Inc.
1,120
194
Procter & Gamble Co. (The)
2,447
393
Spectrum Brands Holdings, Inc.
6,857
613
Wal-Mart de Mexico SAB de CV
15,900
54
WH Group, Ltd.(Þ)
480,000
320
13,494
Energy - 1.9%
ABB, Ltd.
2,714
94
Cenovus Energy, Inc.
6,911
101
Chevron Corp.
1,184
155
China Longyuan Power Group Corp.,
Ltd. Class H
24,000
49
China Petroleum & Chemical Corp.
Class H
408,000
213
China Shenhua Energy Co., Ltd. Class H
157,500
389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exxon Mobil Corp.
1,668
127
Fission Uranium Corp.(Æ)
493,461
299
Formosa Petrochemical Corp.
15,000
52
Gazprom PJSC
418,106
1,797
Genus PLC
707
36
GS Holdings Corp.
3,211
102
Japan Petroleum Exploration Co., Ltd.
9,100
216
Kinder Morgan, Inc.
5,968
104
NAC Kazatomprom JSC - GDR
27,852
886
National Energy Services Reunited Corp.
(Æ)
66,385
659
NexTier Oilfield Solutions, Inc.(Æ)
260,061
1,566
ONEOK, Inc.
3,306
201
Polskie Gornictwo Naftowe i
Gazownictwo SA
32,191
42
Range Resources Corp.(Æ)
30,482
587
Schneider Electric SE
343
58
SM Energy Co.
52,387
1,719
Southwestern Energy Co.(Æ)
151,250
666
Targa Resources Corp.
11,070
654
10,772
Financial Services - 10.1%
3i Group PLC
10,377
193
Aedifica SA(ö)
668
80
Aflac, Inc.
2,194
138
Allianz SE
563
144
Allied Properties Real Estate Investment
Trust(ö)
7,841
276
American Tower Corp.(ö)
667
168
Americold Realty Trust(ö)
8,014
228
Apartment Income REIT Corp.(ö)
4,914
260
Apple Hospitality REIT, Inc.(ö)
106,191
1,713
Argan SA(ö)
675
85
Assura PLC(ö)
165,594
149
Axis Capital Holdings, Ltd.
32,395
1,845
Banco do Brasil SA
7,400
46
BankUnited , Inc.
8,184
342
Big Yellow Group PLC(ö)
11,627
234
BlackRock, Inc. Class A
168
138
Blucora , Inc.(Æ)
56,781
921
Brewin Dolphin Holdings PLC
10,530
47
British Land Co. PLC (The)(ö)
18,790
140
Brixmor Property Group, Inc.(ö)
7,050
179
Canadian Apartment Properties(ö)
1,657
73
Capitaland Investment, Ltd.(Æ)
66,600
171
CapitaLand Mall Trust Class A(ö)
72,117
104
Castellum AB
4,236
99
Catena AB
1,669
95
Cboe Global Markets, Inc.
556
66
CBRE Group, Inc. Class A
3,043
308
Charles Schwab Corp. (The)
1,452
127
Charter Hall Group - ADR(ö)
23,132
277
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
China Development Financial Holding
Corp.
120,832
80
Chubb, Ltd.
796
157
City of London Investment Group PLC
10,026
69
CK Asset Holdings, Ltd.
25,500
170
Commerce Bancshares, Inc.
934
64
Credit Saison Co., Ltd.
109,300
1,224

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CTP NV(Þ)
5,015
102
Cullen/Frost Bankers, Inc.
438
62
Curo Group Holdings Corp.
52,243
749
Dai-ichi Life Holdings, Inc.
92,500
2,080
Daiwa House REIT Investment Corp.(ö)
41
122
Dexus Property Group(ö)
21,610
158
Digital Realty Trust, Inc.(ö)
3,268
488
Duke Realty Corp.(ö)
7,846
453
Dundee Corp. Class A(Æ)
60,021
73
eHealth, Inc.(Æ)
16,970
371
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
579,463
105
Equinix , Inc.(Æ)(ö)
135
98
Equities AB
21,127
824
ESR Cayman, Ltd.(Æ)(Þ)
16,000
54
Essex Property Trust, Inc.(ö)
1,521
506
Etalon Group PLC - GDR
267,238
328
Extra Space Storage, Inc.(ö)
2,743
544
EZCORP, Inc. Class A(Æ)
123,976
740
Fabege AB
3,112
46
Fastighets AB Balder Class B(Æ)
1,681
111
Fidelity National Financial, Inc.
870
44
First Foundation, Inc.
44,368
1,160
FirstCash Holdings, Inc.
10,842
756
Franklin Resources, Inc.
4,121
132
Frasers Logistics & Industrial Trust(ö)
120,000
122
Gjensidige Forsikring ASA
2,709
66
GLP J-REIT(ö)
111
179
Goodman Group(ö)
6,154
102
Grainger PLC
26,647
108
Granite Real Estate Investment Trust(ö)
4,357
331
Great-West Lifeco , Inc.
4,350
136
Hachijuni Bank, Ltd. (The)
52,700
195
Halyk Savings Bank of Kazakhstan JSC
- GDR
12,449
162
Healthcare Trust of America, Inc. Class
A(ö)
4,025
131
Healthpeak Properties, Inc.(ö)
15,675
554
Highwoods Properties, Inc.(ö)
3,576
154
Hirogin Holdings, Inc.
42,000
244
Host Hotels & Resorts, Inc.(Æ)(ö)
18,230
316
iA Financial Corp., Inc.
1,048
68
Icade SA(ö)
1,609
116
IG Group Holdings PLC
6,752
74
InterRent Real Estate Investment
Trust(ö)
11,752
147
Invincible Investment Corp.(ö)
338
106
Invitation Homes, Inc.(ö)
10,219
429
Janus Henderson Group PLC
1,244
46
Japan Retail Fund Investment Corp.(ö)
81
68
Jones Lang LaSalle, Inc.(Æ)
981
246
JPMorgan Chase & Co.
1,373
204
Kasikornbank PCL
23,300
105
Keppel REIT(ö)
109,000
91
Kimco Realty Corp.(ö)
11,346
275
Klepierre SA - GDR(ö)
8,934
237
Korean Reinsurance Co.
21,445
182
LEG Immobilien SE
1,466
194
Link Real Estate Investment Trust(ö)
29,830
256
London Stock Exchange Group PLC
8,565
837
LondonMetric Property PLC(ö)
68,630
247
LSR Group PJSC
25,878
220
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LX Holdings Corp.(Æ)
1,079
9
M&T Bank Corp.
440
75
Manulife Financial Corp.
7,016
146
MasterCard, Inc. Class A
320
124
Mirvac Group(ö)
79,455
148
Mitsubishi Estate Co., Ltd.
168,500
2,438
Mitsubishi UFJ Financial Group, Inc.
212,900
1,287
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
47,700
247
Mitsui Fudosan Co., Ltd.
19,100
408
Mitsui Fudosan Logistics Park, Inc.(ö)
16
79
Monmouth Real Estate Investment Corp.
(Æ)
8,684
219
Moscow Exchange MICEX-RTS PJSC
96,977
183
MS&AD Insurance Group Holdings, Inc.
27,300
937
Neinor Homes SA(Æ)(Þ)
6,577
81
Nippon Building Fund, Inc.(ö)
32
185
Nishi-Nippon Financial Holdings, Inc.
57,900
410
NMI Holdings, Inc. Class A(Æ)
72,470
1,792
NN Group NV
3,008
169
Nomura Holdings, Inc.
115,000
507
Nomura Real Estate Holdings, Inc.
5,100
120
Nomura Real Estate Master Fund, Inc.(ö)
60
83
North Pacific Bank, Ltd.
88,100
192
Northern Trust Corp.
525
61
Parkway Life Real Estate Investment
Trust(Æ)(ö)
45,900
163
Partners Group Holding AG
700
974
PICC Property & Casualty Co., Ltd.
Class H
60,000
56
Picton Property Income, Ltd. (The)(ö)
95,833
133
Popular, Inc.
15,258
1,361
Principal Financial Group, Inc.
476
35
Progressive Corp. (The)
1,263
137
Prologis, Inc.(ö)
6,447
1,011
Prosperity Bancshares, Inc.
1,513
111
Prosus NV(Æ)
6,193
516
Public Storage(ö)
3,831
1,374
Raymond James Financial, Inc.
1,448
153
Realty Income Corp.(ö)
6,819
473
Rexford Industrial Realty, Inc.(ö)
938
69
RMR Group, Inc. (The) Class A
20,834
667
Savills PLC
13,846
252
Sberbank of Russia PJSC
199,520
688
Schroders PLC
1,626
75
Sculptor Capital Management, Inc.
44,405
870
Segro PLC(ö)
35,477
622
Simon Property Group, LP(ö)
5,203
766
Sino Land Co., Ltd.
42,000
54
Sirius Real Estate, Ltd.
82,799
145
SK Square Co., Ltd.(Æ)
363
17
Spirit Realty Capital, Inc.(ö)
3,028
144
Sprott , Inc.
9,064
318
Standard Bank Group, Ltd.
6,050
59
Standard Life Aberdeen PLC(Æ)
18,874
62
Sumitomo Mitsui Banking Corp.
75,800
2,721
Sumitomo Mitsui Trust Holdings, Inc.
56,600
1,962
Summit Industrial Income REIT(ö)
15,778
268
Sun Communities, Inc.(ö)
1,530
289
Sun Hung Kai Properties, Ltd.
32,000
390
Sun Life Financial, Inc.
2,063
117
Swire Properties, Ltd.
26,800
72

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
T. Rowe Price Group, Inc.
762
118
Target Healthcare REIT PLC(ö)
45,857
71
Tokyu Fudosan Holdings Corp.
16,800
92
Travelers Cos., Inc. (The)
642
107
Tritax Big Box REIT PLC(ö)
65,565
210
Truist Financial Corp.
1,489
94
UDR, Inc.(ö)
11,881
675
UMH Properties, Inc.
3,925
100
Unibail - Rodamco -Westfield(Æ)(ö)
1,114
85
United Urban Investment Corp.(ö)
82
97
Ventas, Inc.(ö)
2,768
147
VGP NV
358
101
VICI Properties, Inc.(Ñ)(ö)
5,949
170
Visa, Inc. Class A
859
194
Vonovia SE
11,862
672
VTB Bank PJSC
716,250,000
405
Welltower , Inc.(ö)
7,129
618
Weyerhaeuser Co.(ö)
3,242
131
Wharf Real Estate Investment Co., Ltd.
27,000
128
Wihlborgs Fastigheter AB
3,604
74
Workspace Group PLC(ö)
6,775
77
Yellow Cake PLC(Æ)(Þ)
67,181
292
Yoma Strategic Holdings, Ltd.(Æ)
214,800
21
Zurich Insurance Group AG
150
72
59,239
Health Care - 3.2%
Abbott Laboratories
1,209
154
AbbVie, Inc.
1,078
148
AddLife AB Class B
13,028
375
Agilent Technologies, Inc.
1,020
142
Amgen, Inc.
333
76
Antares Pharma, Inc.(Æ)
125,421
423
Anthem, Inc.(Æ)
129
57
AstraZeneca PLC
441
51
BICO Group AB(Æ)
12,747
255
Boston Scientific Corp.(Æ)
1,435
62
Bristol-Myers Squibb Co.
2,059
134
Bumrungrad Hospital PCL
12,200
52
Cerner Corp.
761
69
Chemed Corp.
122
57
ChemoMetec A/S
5,786
599
Cigna Corp.
262
60
Edwards Lifesciences Corp.(Æ)
531
58
Engie Brasil Energia SA(Æ)
7,800
60
EssilorLuxottica SA
294
56
Evotec SE(Æ)
21,709
870
Globus Medical, Inc. Class A(Æ)
730
49
H.U. Group Holdings, Inc.
12,700
322
Henry Schein, Inc.(Æ)
1,049
79
Humana, Inc.
99
39
Intuitive Surgical, Inc.(Æ)
486
138
Japan Lifeline Co., Ltd.
55,500
487
Johnson & Johnson
2,257
389
KYORIN Holdings, Inc.
48,800
775
Lantheus Holdings, Inc.(Æ)
51,723
1,314
Lifco AB(Æ)
18,690
436
Lonza Group AG
1,179
812
Medtronic PLC
696
72
Merck & Co., Inc.
1,596
130
Novartis AG
1,780
155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novo Nordisk A/S Class B
15,256
1,527
Orion OYJ Class B
1,879
76
Pacira BioSciences , Inc.(Æ)
13,017
817
Pfizer, Inc.
5,549
292
PolyPeptide Group AG(Æ)(Þ)
5,921
591
Regeneron Pharmaceuticals, Inc.(Æ)
83
51
ResMed , Inc.
235
54
Roche Holding AG
775
303
Sawai Group Holdings Co., Ltd.
15,500
587
Siemens Healthineers AG(Þ)
13,511
861
Straumann Holding AG
354
585
Stryker Corp.
336
83
Suzuken Co., Ltd.
36,500
1,081
Takeda Pharmaceutical Co., Ltd.
54,600
1,581
Thermo Fisher Scientific, Inc.
219
127
Toho Holdings Co., Ltd.
27,500
431
UCB SA
494
49
UnitedHealth Group, Inc.
629
297
Universal Health Services, Inc. Class B
617
80
West Pharmaceutical Services, Inc.
171
67
18,495
Materials and Processing - 5.6%
AddTech AB Class B
30,290
563
Artemis Gold, Inc.(Æ)
51,550
264
Bear Creek Mining Corp.(Æ)
110,946
100
Brenntag SE
925
79
Cameco Corp. Class A
63,750
1,239
Carel Industries SpA (Þ)
15,541
374
Centerra Gold, Inc.
126,104
1,018
Copart , Inc.(Æ)
471
61
Cornerstone Building Brands, Inc.(Æ)
122,137
1,802
Fastenal Co.
996
56
Gabriel Resources, Ltd.(Æ)
1,544,405
243
Geberit AG
74
50
Getlink SE
36,616
578
Gold Fields, Ltd. - ADR
31,617
335
Harmony Gold Mining Co., Ltd. - ADR
53,199
191
Hokuetsu Corp.
67,200
444
IAMGOLD Corp.(Æ)
58,776
142
IMI PLC
4,791
107
Impala Platinum Holdings, Ltd.
13,659
209
International Tower Hill Mines, Ltd.(Æ)
97,110
71
Ivanhoe Mines, Ltd. Class A(Æ)
35,260
302
JFE Holdings, Inc.
77,400
993
Koninklijke DSM NV
6,147
1,158
Kuraray Co., Ltd.
82,000
735
Lanxess AG
9,544
576
MHP SE - GDR
68,713
447
Mosaic Co. (The)
35,387
1,414
Newcrest Mining, Ltd.
112,987
1,739
NexGen Energy, Ltd.(Æ)
97,553
401
Nippon Steel Corp.
155,700
2,527
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
419,503
127
NOVAGOLD Resources, Inc.(Æ)
25,141
166
NSK, Ltd.
128,800
877
Oji Holdings Corp.
31,300
166
Pan American Silver Corp.
18,353
397
Polyus PJSC - GDR
10,430
818
Royal Gold, Inc.
8,396
853
Safestore Holdings PLC(ö)
7,298
124

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seabridge Gold, Inc.(Æ)(Ñ)
49,597
796
Siemens AG
333
52
Sika AG
1,282
449
Sri Trang Gloves (Thailand) PLC
137,500
120
Toray Industries, Inc.
209,000
1,328
Trane Technologies PLC
609
105
Tronox Holdings PLC Class A
77,206
1,753
Turquoise Hill Resources, Ltd.(Æ)
91,887
1,608
Univar Solutions, Inc. - ADR(Æ)
70,570
1,870
Valvoline, Inc.
32,077
1,057
Venator Materials PLC(Æ)
237,092
574
Watsco , Inc.
317
90
Western Copper & Gold Corp.(Æ)(Ñ)
59,283
88
Wheaton Precious Metals Corp.
29,226
1,178
32,814
Producer Durables - 5.8%
3M Co.
786
130
Aena SME SA(Æ)(Þ)
6,434
1,044
Aeroports de Paris(Æ)
1,389
188
Air Transport Services Group, Inc.(Æ)
8,025
215
Altus Group, Ltd.
2,352
113
Ametek , Inc.
518
71
AO Smith Corp.
1,297
99
Atlantia SpA (Æ)
17,318
321
Atlas Copco AB(Æ)
1,443
85
Auckland International Airport, Ltd.(Æ)
96,074
455
Automatic Data Processing, Inc.
1,022
211
Beijing Capital International Airport Co.,
Ltd. Class H(Æ)
72,000
48
Canadian National Railway Co.
1,857
226
CH Robinson Worldwide, Inc.
804
84
China Merchants Port Holdings Co., Ltd.
194,530
359
Cintas Corp.
323
126
CK Hutchison Holdings, Ltd. Class B
79,000
560
COSCO SHIPPING Ports, Ltd.
278,000
222
Cummins, Inc.
662
146
Danaher Corp.
177
51
Deutsche Post AG
2,672
159
DL E&C Co., Ltd.
1,098
108
Dover Corp.
372
63
DSV Panalpina A/S
4,300
874
East Japan Railway Co.
22,200
1,271
Eaton Corp. PLC
638
101
Eiffage SA
1,874
197
Emerson Electric Co.
1,213
112
Epiroc AB Class A
61,793
1,313
Equinox Gold Corp.(Æ)(Ñ)
95,977
550
Expeditors International of Washington,
Inc.
1,396
160
Flughafen Zurich AG(Æ)
1,611
298
Fortive Corp.
751
53
Fukuda Corp.
2,400
90
Gentex Corp.
2,206
69
Graco , Inc.
1,634
119
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
32,070
215
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ)
1,602
220
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ)
28,166
387
Guangshen Railway Co., Ltd. Class H(Æ)
1,294,000
228
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hankook Technology Group Co., Ltd.
29,140
316
Hexagon AB(Æ)
3,474
47
Hubbell, Inc. Class B
458
86
Illinois Tool Works, Inc.
499
117
Japan Airport Terminal Co., Ltd.(Æ)
4,600
199
JGC Holdings Corp.
141,200
1,389
JTEKT Corp.
20,100
175
Kajima Corp.
91,100
1,101
Kamigumi Co., Ltd.
14,400
278
KBR, Inc.
17,679
767
Keysight Technologies, Inc.(Æ)
327
55
Kirby Corp.(Æ)
17,414
1,135
Knight-Swift Transportation Holdings,
Inc.(Æ)
1,136
64
Kone OYJ Class B
498
32
Lincoln Electric Holdings, Inc.
396
51
Luks Group Vietnam Holdings Co., Ltd.
390,000
65
Meitec Corp.
8,000
468
Mettler -Toledo International, Inc.(Æ)
38
56
Mitsubishi Corp.
69,600
2,364
Mitsui & Co., Ltd.
25,300
633
Nestle SA
1,527
197
NGK Spark Plug Co., Ltd.
27,600
470
Nordson Corp.
272
63
Norfolk Southern Corp.
609
166
Obayashi Corp.
55,200
447
Old Dominion Freight Line, Inc.
345
104
Organo Corp.
3,300
242
OSG Corp.
41,500
730
Park24 Co., Ltd.(Æ)
41,400
627
Paychex, Inc.
1,144
135
Pentair PLC
1,377
88
Pyeong Hwa Automotive Co., Ltd.
9,470
72
Qube Holdings, Ltd.
184,891
382
Randstad NV
1,243
81
Real Alloy(Æ)(Š)
42
2,179
Robert Half International, Inc.
1,095
124
S4 Capital PLC(Æ)
83,098
582
Securitas AB Class B
4,545
55
Seiko Epson Corp.
73,600
1,145
Seino Holdings Co., Ltd.
30,500
303
Skanska AB Class B
2,350
57
SKF AB Class B
2,898
64
Snap-on, Inc.
720
150
Southwest Gas Holdings, Inc.
1,842
126
Stanley Electric Co., Ltd.
13,000
304
Stolt-Nielsen, Ltd. Class A
20,170
366
Sumitomo Heavy Industries, Ltd.
22,500
591
Sydney Airport(Æ)
51,766
317
Tachi -S Co., Ltd. Class S
7,000
73
Transurban Group - ADR(Æ)
78,427
693
Tsakos Energy Navigation, Ltd.(Ñ)
13,558
100
Vectrus , Inc.(Æ)
22,121
1,018
Vinci SA
2,000
219
Volvo AB Class B
2,614
59
Waste Management, Inc.
2,527
380
West Japan Railway Co.
8,700
366
Westports Holdings BHD
172,800
158
Zhejiang Expressway Co., Ltd. Class H
188,000
161
34,133

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Technology - 4.3%
Accenture PLC Class A
694
245
Activision Blizzard, Inc.
554
44
Adobe, Inc.(Æ)
442
236
Advantech Co., Ltd.
4,000
56
Alphabet, Inc. Class A(Æ)
284
769
Alphabet, Inc. Class C(Æ)
145
394
Alps Alpine Co., Ltd.
46,900
512
Amdocs, Ltd.
688
52
Amphenol Corp. Class A
1,316
105
Analog Devices, Inc.
888
146
Apple, Inc.
10,282
1,796
ASML Holding NV
2,286
1,564
Assa Abloy AB Class B
2,426
66
AutoStore Holdings, Ltd.(Æ)
102,900
291
BCE, Inc.
1,106
58
BE Semiconductor Industries NV
12,548
1,063
Bechtle AG
10,462
622
Broadcom, Inc.
109
64
Cadence Design Systems, Inc.(Æ)
457
70
CDW Corp.
344
65
Cellnex Telecom SA(Þ)
1,952
89
Ciena Corp.(Æ)
1,026
68
Cirrus Logic, Inc.(Æ)
672
60
Cisco Systems, Inc.
4,953
276
Cognex Corp.
885
59
Cognizant Technology Solutions Corp.
Class A
1,370
117
CommScope Holding Co., Inc.(Æ)
85,738
805
Cosel Co., Ltd.
16,900
121
Dolby Laboratories, Inc. Class A
516
45
Eizo Corp.
8,400
289
Electrocomponents PLC
3,661
55
F5 Networks, Inc.(Æ)
693
144
Fanuc Corp.
6,900
1,365
Fidelity National Information Services,
Inc.
563
68
Fortnox AB
60,830
311
Genpact , Ltd.
2,651
132
Infineon Technologies AG - ADR
33,571
1,371
Inspired Entertainment, Inc.(Æ)
52,339
675
Intel Corp.
4,651
227
Intuit, Inc.
195
108
Jack Henry & Associates, Inc.
679
114
Juniper Networks, Inc.
2,157
75
Kyndryl Holdings, Inc.(Æ)
118
2
LG Corp. Class H
5,824
362
Lite-On Technology Corp.
67,000
153
Mabuchi Motor Co., Ltd.
13,800
435
Maxar Technologies, Inc.
61,008
1,586
Meta Platforms, Inc. Class A(Æ)
1,546
484
Microsoft Corp.
4,982
1,549
Monolithic Power Systems, Inc.
113
46
NAVER Corp.
171
45
Netcompany Group A/S(Þ)
8,331
611
NEXTDC, Ltd.(Æ)
14,418
111
Otsuka Corp.
4,300
174
Powertech Technology, Inc.
18,000
64
Quantum Corp.(Æ)
81,136
409
Rambus, Inc.(Æ)
19,189
485
Raytheon Technologies Corp.(Æ)
697
63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rightmove PLC
5,752
51
Salesforce.com, Inc.(Æ)
586
136
Samsung Electronics Co., Ltd.
4,851
300
SAP SE - ADR
1,135
141
Softcat PLC
47,810
1,062
Synopsys, Inc.(Æ)
320
99
Taiwan Semiconductor Manufacturing
Co., Ltd.
22,000
501
TeamViewer AG(Æ)(Þ)
19,800
298
Texas Instruments, Inc.
1,377
247
Worldline SA(Æ)(Þ)
13,376
650
24,856
Utilities - 4.7%
American Electric Power Co., Inc.
3,115
282
American Water Works Co., Inc.
848
136
CenterPoint Energy, Inc.
5,299
150
Centrais Eletricas Brasileiras SA
150,758
1,002
CGN Power Co., Ltd. Class H(Þ)
330,000
91
Cheniere Energy, Inc.
7,279
815
China Resources Gas Group, Ltd.
38,000
190
Chunghwa Telecom Co., Ltd.
13,000
55
Clearway Energy Operating LLC(Æ)
3,221
108
CLP Holdings, Ltd.
5,000
50
CPFL Energia SA
13,200
72
DT Midstream, Inc.
6,182
320
Duke Energy Corp.
4,884
513
E.ON SE
33,989
467
Electricite de France SA
92,171
881
Enbridge, Inc.
29,829
1,261
Enel SpA
51,579
395
Engie SA
28,721
440
ENN Energy Holdings, Ltd.
12,196
194
Entergy Corp.
838
94
Essential Utilities, Inc.
3,750
183
Evergy , Inc.
2,998
195
Exelon Corp.
9,412
545
Federal Grid Co. Unified Energy System
PJSC
410,745,540
761
Iberdrola SA
34,361
397
Inpex Corp.
52,300
525
International Business Machines Corp.
887
118
Kansai Electric Power Co., Inc. (The)
10,800
102
KDDI Corp.
37,300
1,185
Korea Electric Power Corp.
27,196
471
Korea Electric Power Corp. - ADR
20,078
174
KT Corp.
19,077
502
KT Corp. - ADR
88,038
1,141
LG Uplus Corp.
87,529
949
Manila Electric Co.
25,460
168
MEG Energy Corp. Class A(Æ)
45,953
547
National Grid PLC
7,879
115
NextEra Energy, Inc.
13,790
1,077
Nippon Telegraph & Telephone Corp.
72,410
2,064
NiSource, Inc.
5,061
148
Orsted A/S Class A(Þ)
1,303
139
Osaka Gas Co., Ltd.
43,200
734
Pembina Pipeline Corp.
3,767
120
Pennon Group PLC
5,575
81
Petronas Gas BHD
67,900
276
PG&E Corp.(Æ)
7,270
93

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PNM Resources, Inc.
3,992
179
Portland General Electric Co.
1,796
94
Power Assets Holdings, Ltd.
25,000
154
Proximus SA
7,382
151
PTT Exploration & Production PCL
19,500
76
Public Service Enterprise Group, Inc.
5,413
360
RusHydro PJSC
121,714,026
1,157
Sempra Energy
3,984
550
SK Telecom Co., Ltd.
562
27
Swisscom AG
273
156
TC Energy Corp.(Æ)
16,485
851
Telecom Plus PLC
3,139
64
Telefonica Brasil SA
6,700
63
TELUS Corp.
6,174
145
T-Mobile USA, Inc.(Æ)
359
39
Tokyo Gas Co., Ltd.
129,800
2,622
Verizon Communications, Inc.
4,538
242
Vodacom Group, Ltd. - ADR
5,670
54
27,310
Total Common Stocks
(cost $215,397) 251,125
Preferred Stocks - 2.2%
Consumer Discretionary - 0.1%
CHS, Inc.
7.500% due 01/21/25(¢)
5,835
166
Hyundai Motor Co.
5.776% (Ÿ)
7,699
621
787
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢)
2,500
253
Henkel AG & Co. KGaA
2.872% (Ÿ)
939
76
329
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢)
5,397
132
7.600% due 05/15/24(¢)
6,024
151
Sempra Energy
5.750% due 07/01/79(¢)
931
25
TC Energy Corp.
3.351% due 11/30/25
7,485
142
450
Financial Services - 1.5%
AEGON Funding Co. LLC
5.100% due 12/15/49(¢)
5,248
134
Affiliated Managers Group, Inc.
5.875% due 03/30/59(¢)
3,089
82
Allstate Corp. (The)
5.100% due 10/15/24(¢)
5,264
136
American International Group, Inc.
5.850% due 03/15/24(¢)
1,550
41
AMG Capital Trust II
5.150% due 10/15/37(¢)
9,293
510
Arch Capital Group, Ltd.
4.550% due 06/11/26(¢)
4,800
116
Athene Holding, Ltd.
5.625% due 09/30/24(¢)
2,000
52
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 06/30/25(¢)
3,859
105
4.875% due 12/30/25(¢)
6,100
149
6.350% due 06/30/29(¢)
4,085
114
Bank of America Corp.
7.250% (¢)
1,188
1,672
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢)
9,410
233
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢)
4,159
95
4.875% due 12/09/26(¢)
3,530
85
Brookfield Finance, Inc.
4.625% due 10/16/80(¢)
5,800
136
Brookfield Property Partners, LP
6.250% due 07/26/81(¢)
5,700
142
5.750% due 03/31/25(¢)
6,465
147
Carlyle Finance LLC
4.625% due 05/15/61(¢)
2,570
62
CNO Financial Group, Inc.
5.125% due 11/25/60(¢)
4,555
114
CoBank ACB
6.250% due 10/01/22(¢)
4,100
418
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢)
5,252
132
Equitable Holdings, Inc.
5.250% due 12/15/24(¢)
4,987
128
Farm Credit Bank of Texas(Þ)
6.750% due 09/15/23(¢)
3,596
370
Farmer Mac
4.875% due 07/17/26(¢)
10,400
255
5.250% due 10/17/25(¢)
5,045
125
First Horizon National Corp.
6.100% due 05/01/24(¢)
10,000
262
4.700% due 07/10/26(¢)
4,200
101
First Republic Bank
4.500% due 12/31/26(¢)
2,525
60
Hudson Pacific Properties, Inc.
4.750% due 11/16/26(¢)
4,645
117
Itausa SA
4.899% (Ÿ)
28,980
56
JPMorgan Chase & Co
4.625% due 06/01/26(¢)
7,273
178
New York Community Capital Trust V
6.000% due 11/01/51(¢)
8,392
431
Oaktree Capital Group LLC
6.550% due 09/15/23(¢)
5,186
138
SCE Trust VI
5.000% due 06/26/22(¢)
7,712
192
South Jersey Industries, Inc.
5.625% due 09/16/79(¢)
5,178
133
Sunstone Hotel Investors, Inc.
6.125% due 05/24/26(¢)
5,500
138
Synchrony Financial
5.625% due 11/15/24(¢)
8,897
231
Washington Federal, Inc.
4.875% due 04/15/26(¢)
6,000
151
Wells Fargo & Co.
7.500% (¢)
534
759
4.700% due 12/15/25(¢)
4,990
124
4.750% due 03/15/25(¢)
8,118
202

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8,826
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.375% due 10/15/37(Ÿ)
2,181
126
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢)
4,900
149
Technology - 0.1%
BIP Bermuda Holdings I, Ltd.
5.125% due 01/21/27(¢)
1,681
41
Samsung Electronics Co., Ltd.
2.203% (Ÿ)
2,606
146
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢)
11,887
302
United States Cellular Corp.
5.500% due 06/01/70(¢)
6,974
175
664
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78(¢)
2,558
68
AT&T, Inc.
5.625% due 08/01/67(¢)
5,243
138
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81(¢)
1,652
39
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢)
12,104
289
CMS Energy Corp.
5.875% due 03/01/79(¢)
1,285
34
Enbridge, Inc.
2.983% due 09/01/25
8,596
131
NextEra Energy Capital Holdings, Inc.
5.650% due 03/01/79(¢)
879
23
SCE Trust V
5.450% due 03/15/26(¢)
6,361
159
Southern Co. (The)
4.950% due 01/30/80(¢)
4,700
120
Spire, Inc.
5.900% due 08/15/24(¢)
7,000
186
United States Cellular Corp.
6.250% due 09/01/69(¢)
8,055
207
5.500% due 03/01/70(¢)
5,241
131
1,525
Total Preferred Stocks
(cost $12,598) 12,856
Options Purchased - 11.4%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Feb 2022 101.63
Call (1) USD 70,000 (ÿ) 430
JPMorgan Chase Feb 2022 103.19
Call (1) USD 10,000 (ÿ) —
JPMorgan Chase Feb 2022 104.88
Call (1) USD 14,000 (ÿ) —
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 11/23/54)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
345
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 11/03/54)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
413
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 11/04/54)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
456
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
2,440
(ÿ)
283
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,089
(ÿ)
147
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00
Call (1)
7,470
(ÿ)
442
(Bank of America, USD 2.090%/USD 3
Month LIBOR, USD 4,517, 06/12/55)
Bank of America Jun 2025 0.00
Call (1)
4,517
(ÿ)
607
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 11/26/49)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
446
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 11/27/49)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
545
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 11/21/49)
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
380
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 11/21/39)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
395
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 11/27/39)
Bank of America Sep 2029 0.00
Call (1)
11,344
(ÿ)
655
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
2,004
(ÿ)
212
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,457
(ÿ)
262
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,152
(ÿ)
261
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
8,682
(ÿ)
680
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
16,503
(ÿ)
750
(Bank of America, USD 2.150%/USD 3
Month LIBOR, USD 4,517, 06/12/51)
Bank of America Jun 2031 0.00
Call (1)
4,517
(ÿ)
611

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 2.280%/USD 3
Month LIBOR, USD 8,120, 06/12/41)
Bank of America Jun 2031 0.00
Call (1)
8,120
(ÿ)
646
(Bank of America, USD 1.943%/USD 3
Month LIBOR, USD 12,931, 09/17/41)
Bank of America Sep 2031 0.00
Call (1)
12,931
(ÿ)
858
(Bank of America, USD 2.013%/USD 3
Month LIBOR, USD 33,988, 09/10/41)
Bank of America Sep 2031 0.00
Call (1)
33,987
(ÿ)
2,343
(Bank of America, USD 2.133%/USD 3
Month LIBOR, USD 5,900, 10/29/41)
Bank of America Oct 2031 0.00
Call (1)
5,900
(ÿ)
438
(Bank of America, USD 1.800%/USD 3
Month LIBOR, USD 14,048, 01/14/42)
Bank of America Jan 2032 0.00
Call (1)
14,048
(ÿ)
1,059
(Citigroup, USD 1.370%/USD 3 Month
LIBOR, USD 9,025, 03/31/32)
Citigroup Mar 2022 0.00 Call (1)
9,025
(ÿ)
29
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 12/04/49)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
527
(Citigroup, USD 1.600%/USD 3 Month
LIBOR, USD 9,546, 01/07/52)
Citigroup Jan 2032 0.00 Call (1)
9,546
(ÿ)
1,166
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Call (1)
2,166
(ÿ)
322
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Call (1)
6,481
(ÿ)
653
(Goldman Sachs, USD 1.557%/USD 3
Month LIBOR, USD 680, 02/10/32)
Goldman Sachs Feb 2022 0.00
Call (1)
680
(ÿ)
—
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 12/24/54)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
131
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 12/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
463
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 12/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
644
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 12/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
653
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 12/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
437
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 12/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
309
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00
Call (1)
2,574
(ÿ)
123
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 8,082, 09/19/55)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2025 0.00
Call (1)
8,082
(ÿ)
476
(Goldman Sachs, USD 2.460%/USD 3
Month LIBOR, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00
Call (1)
5,462
(ÿ)
1,062
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00
Call (1)
3,478
(ÿ)
684
(Goldman Sachs, USD 1.730%/USD 3
Month LIBOR, USD 6,413, 01/21/57)
Goldman Sachs Jan 2027 0.00
Call (1)
6,413
(ÿ)
912
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 12/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
536
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 12/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
576
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 12/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
400
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 12/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
523
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
4,044
(ÿ)
319
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
5,565
(ÿ)
247
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00
Call (1)
2,592
(ÿ)
414
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 12/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
638
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 12/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
529
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579
(ÿ)
306
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,313
(ÿ)
99
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,536
(ÿ)
290
(JP Morgan, USD 2.426%/USD 3 Month
LIBOR, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Call (1)
5,468
(ÿ)
466
(Morgan Stanley, USD 1.800%/USD 3
Month LIBOR, USD 309, 01/07/42)
Morgan Stanley Jan 2032 0.00
Call (1)
310
(ÿ)
22

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 11/23/54)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
457
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 11/03/54)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
926
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 11/04/54)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
759
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00
Put (1)
2,440
(ÿ)
272
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,089
(ÿ)
787
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00
Put (1)
7,470
(ÿ)
1,618
(Bank of America, USD 3 Month LIBOR/
USD 2.090%, USD 4,517, 06/12/55)
Bank of America Jun 2025 0.00
Put (1)
4,517
(ÿ)
477
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 11/26/49)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
886
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 11/27/49)
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
732
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 11/21/49)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
468
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 11/21/39)
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
533
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 11/26/39)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
733
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00
Put (1)
2,004
(ÿ)
502
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Put (1)
2,457
(ÿ)
617
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,152
(ÿ)
696
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
8,682
(ÿ)
1,616
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
16,503
(ÿ)
1,787
(Bank of America, USD 3 Month LIBOR/
USD 2.150%, USD 4,517, 06/12/51)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Jun 2031 0.00
Put (1)
4,517
(ÿ)
515
(Bank of America, USD 3 Month LIBOR/
USD 2.280%, USD 8,120, 06/12/41)
Bank of America Jun 2031 0.00
Put (1)
8,120
(ÿ)
555
(Bank of America, USD 3 Month LIBOR/
USD 1.943%, USD 12,931, 09/17/41)
Bank of America Sep 2031 0.00
Put (1)
12,931
(ÿ)
1,051
(Bank of America, USD 3 Month LIBOR/
USD 2.013%, USD 33,988, 09/10/41)
Bank of America Sep 2031 0.00
Put (1)
33,987
(ÿ)
2,665
(Bank of America, USD 3 Month LIBOR/
USD 2.133%, USD 5,900, 10/29/41)
Bank of America Oct 2031 0.00
Put (1)
5,900
(ÿ)
438
(Bank of America, USD 3 Month LIBOR/
USD 1.800%, USD 14,048, 01/14/42)
Bank of America Jan 2032 0.00
Put (1)
14,048
(ÿ)
1,053
(Citigroup, USD 3 Month LIBOR/USD
1.370%, USD 9,025, 03/31/32)
Citigroup Mar 2022 0.00 Put (1)
9,025
(ÿ)
262
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 12/04/49)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
737
(Citigroup, USD 3 Month LIBOR/USD
1.600%, USD 9,546, 01/07/52)
Citigroup Jan 2032 0.00 Put (1)
9,546
(ÿ)
1,234
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Put (1)
2,166
(ÿ)
333
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Put (1)
6,481
(ÿ)
498
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.557%, USD 680, 02/10/32)
Goldman Sachs Feb 2022 0.00
Put (1)
680
(ÿ)
20
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 12/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
305
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 12/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
745
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 12/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
960
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 12/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
946
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 12/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
788
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 12/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
501
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,574
(ÿ)
656

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
8,082
(ÿ)
1,864
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00
Put (1)
5,462
(ÿ)
453
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00
Put (1)
3,478
(ÿ)
285
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.730%, USD 6,413, 01/21/57)
Goldman Sachs Jan 2027 0.00
Put (1)
6,413
(ÿ)
847
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 12/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
829
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 12/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
821
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 12/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
529
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 12/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
636
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
4,044
(ÿ)
730
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Put (1)
5,565
(ÿ)
605
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00
Put (1)
2,592
(ÿ)
442
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 12/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
618
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 12/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
570
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579
(ÿ)
305
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,313
(ÿ)
259
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,536
(ÿ)
714
(JP Morgan, USD 3 Month LIBOR/USD
2.426%, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Put (1)
5,468
(ÿ)
342
(Morgan Stanley, USD 3 Month LIBOR/
USD 1.800%, USD 309, 01/07/42)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Jan 2032 0.00
Put (1)
310
(ÿ)
23
Total Options Purchased
(cost $66,997) 66,620
Short-Term Investments - 19.3%
ams AG
0.875% due 09/28/22 1,800 1,760
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 (Ñ) 516 517
BlackRock Capital Investment Corp.
5.000% due 06/15/22 246 248
BlackRock TCP Capital Corp.
4.625% due 03/01/22 864 863
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 1,463 1,471
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 1,060 197
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 25 11
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š) 5 2
Ctrip.com International, Ltd.
1.250% due 09/15/22 458 436
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 04/28/22 (USD 3
Month LIBOR + 3.680%)(Ê)(Ñ)(Þ) 300 321
Exantas Capital Corp.
4.500% due 08/15/22 525 521
Fortive Corp.
0.875% due 02/15/22 (Þ) 2,524 2,510
Golar LNG, Ltd.
2.750% due 02/15/22 493 492
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,767 1,776
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,060 1,056
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 791 792
Horizon Global Corp.
2.750% due 07/01/22 183 176
Indonesia Treasury Bond
Series FR61
7.000% due 05/15/22 INR 25,161,000 1,769
Innoviva , Inc.
2.125% due 01/15/23 488 516
JPMorgan Chase & Co
0.125% due 01/01/23 (Þ) 702 696
LendingTree , Inc.
0.625% due 06/01/22 982 973
Mexico Bonos de Desarrollo
Series M
6.500% due 06/09/22 MXN 15,090 731
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 261 258
Pretium Resources, Inc.
2.250% due 03/15/22 738 737
Quotient Technology, Inc.
1.750% due 12/01/22 426 418
Scorpio Tankers, Inc.
3.000% due 05/15/22 228 226

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teekay Corp.
5.000% due 01/15/23 129 132
Thailand Government International Bond
2.000% due 12/17/22 15,733 479
Transocean, Inc.
0.500% due 01/30/23 784 723
U.S. Cash Management Fund(@) 74,159,190
(∞)
74,136
United States Treasury Bills
0.025% due 02/03/22 (ç)(ž) 1,547 1,547
0.041% due 02/17/22 (ç)(ž) 366 366
0.034% due 02/24/22 (ç)(ž) 150 150
0.034% due 03/03/22 (ç)(ž) 630 630
0.032% due 03/10/22 (ç)(ž) 1,480 1,480
0.031% due 03/17/22 (ç)(ž) 2,160 2,160
0.077% due 03/24/22 (ç)(ž) 1,820 1,820
0.139% due 04/07/22 (ž) 706 706
0.167% due 04/21/22 (ž) 2,916 2,915
0.188% due 04/28/22 (ž) 180 180
0.221% due 05/05/22 (ž) 94 94
0.269% due 05/19/22 (ž) 1,737 1,736
0.313% due 06/09/22 (ž) 275 275
0.398% due 07/07/22 (ž) 435 434
0.432% due 07/14/22 (ž) 640 639
0.432% due 07/21/22 (ž) 1,070 1,068
Veeco Instruments, Inc.
2.700% due 01/15/23 716 726
Weibo Corp.
1.250% due 11/15/22 (Þ) 675 662
Total Short-Term Investments
(cost $112,441) 112,531
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×)
3,273,506
(∞)
3,274
Total Other Securities
(cost $3,274) 3,274
Total Investments - 111.3%
(identified cost $616,586) 650,002
Other Assets and Liabilities,
Net - (11.3)%
(65,957)
Net Assets - 100.0%
584,045

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 387
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.7%
Aena SME SA 11/10/15 EUR 6,434 149.75 964
1,044
Aircastle , Ltd. 06/03/21 80,000 100.00 80
80
Allianz SE 09/30/21 200,000 101.67 203
196
Alteryx , Inc. 03/31/21 393,000 94.62 372
362
Apollo Management Holdings, LP 12/10/19 122,000 100.41 123
122
Ares Management Corp. 06/24/21 130,000 100.15 130
129
AXA SA 01/14/19 200,000 103.05 206
271
Banco Mercantil del Norte SA 11/17/21 200,000 100.00 200
193
Bank of China (Hong Kong), Ltd. 09/11/18 400,000 100.00 400
423
BNP Paribas SA 03/18/19 500,000 105.48 527
559
BNP Paribas SA 09/23/20 200,000 106.66 213
211
BNP Paribas SA 09/23/20 200,000 115.53 231
227
Carel Industries SpA 06/17/20 EUR 15,541 19.05 296
374
Cellnex Telecom SA 01/28/22 EUR 1,952 45.34 89
89
CGN Power Co., Ltd. 01/28/22 HKD 330,000 0.27 90
91
Chegg , Inc. 11/29/21 131,000 81.84 107
106
Credit Agricole SA 02/03/16 400,000 100.10 400
463
Credit Agricole SA 03/12/19 400,000 108.33 433
434
Credit Agricole SA 09/16/20 200,000 109.50 219
215
Credit Suisse Group AG 07/09/18 400,000 101.31 405
416
Credit Suisse Group AG 08/14/19 500,000 103.41 517
522
Credit Suisse Group AG 10/15/19 400,000 109.46 438
428
Credit Suisse Group AG 08/04/20 200,000 100.00 200
199
Credit Suisse Group AG 09/23/20 200,000 110.13 220
213
CTP NV 04/23/21 EUR 5,015 17.49 88
102
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
321
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
253
Depository Trust & Clearing Corp. (The) 06/08/21 250,000 100.00 250
240
Dino Polska SA 01/12/21 PLN 13,095 76.40 1,000
1,008
Dominican Republic Government International Bond 06/08/21 DOP 300,000 1.75 5
5
ESR Cayman, Ltd. 01/14/22 HKD 16,000 3.43 55
54
Farm Credit Bank of Texas 07/18/16 3,596 106.13 382
370
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
292
Fortive Corp. 11/21/19 2,524,000 99.97 2,523
2,510
GA Global Funding Trust 06/24/21 260,000 100.13 260
259
Granite Point Mortgage Trust, Inc. 06/04/20 1,060,000 96.03 1,018
1,056
Halozyme Therapeutics, Inc. 12/08/21 209,000 84.50 177
180
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
205
Hartford Financial Services Group, Inc. 02/05/21 225,000 94.12 212
216
HSBC Capital Funding, LP 07/14/16 110,000 145.95 161
178
ILFC E-Capital Trust I 04/28/21 210,000 82.58 173
175
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
220
Ionis Pharmaceuticals, Inc. 05/05/21 1,667,000 92.63 1,544
1,495
JOYY, Inc. 10/21/21 785,000 93.89 737
738
JPMorgan Chase & Co 01/25/22 702,000 99.57 699
696
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
199
Liberty Media Corp. 03/05/21 678,000 102.94 698
696
Liberty Mutual Group, Inc. 08/11/21 194,000 99.93 194
191
Macquarie Bank, Ltd. 02/05/21 200,000 109.13 218
209
Meiji Yasuda Life Insurance Co. 03/02/21 200,000 112.72 225
217
MetLife Capital Trust IV 11/27/18 100,000 118.76 119
133
MetLife, Inc. 07/14/16 325,000 139.36 453
480
MGIC Investment Corp. 09/14/20 1,076,000 129.47 1,393
1,438
Momo , Inc. 10/07/21 833,000 86.88 724
751
Neinor Homes SA 07/16/21 EUR 6,577 13.62 90
81
Netcompany Group A/S 06/17/20 DKK 8,331 63.02 525
611
Nippon Life Insurance Co. 01/13/16 300,000 99.69 299
320
Nippon Life Insurance Co. 09/09/21 200,000 109.51 219
210
Nordea Bank Abp 09/15/20 200,000 113.66 227
222
Nutanix , Inc. 01/28/22 261,000 98.58 257
258
NuVasive , Inc. 12/02/20 48,000 92.98 45
45
Orsted A/S 11/08/19 DKK 1,303 133.07 173
139
PolyPeptide Group AG 05/07/21 CHF 5,921 104.23 617
591
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
212
SBL Holdings LLC 02/04/20 215,000 94.24 203
212
SBL Holdings LLC 06/17/21 210,000 100.00 210
200
Scentre Group Trust 2 09/16/20 300,000 100.00 300
309

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Scentre Group Trust 2 09/16/20 300,000 100.00 300
308
Scorpio Tankers, Inc. 10/21/21 51,000 103.47 53
51
Siemens Healthineers AG 02/05/21 EUR 13,511 60.46 817
861
Societe Generale SA 06/05/20 400,000 103.38 414
426
Societe Generale SA 09/15/20 400,000 107.82 431
428
Societe Generale SA 09/16/20 200,000 114.28 229
226
Societe Generale SA 11/12/20 200,000 100.00 200
201
Societe Generale SA 10/04/21 200,000 102.48 205
198
Standard Chartered PLC 01/25/22 400,000 107.63 431
421
Tabula Rasa HealthCare, Inc. 12/02/20 442,000 86.22 381
348
TeamViewer AG 03/05/21 EUR 19,800 26.29 521
298
UBS Group AG 01/14/22 200,000 100.80 202
200
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
423
Weibo Corp. 03/25/20 675,000 98.04 662
662
Western Digital Corp. 04/14/20 1,376,000 97.91 1,347
1,370
WH Group, Ltd. 11/12/21 HKD 480,000 0.63 305
320
Worldline SA 06/17/20 EUR 13,376 74.30 994
650
Yellow Cake PLC 09/23/19 GBP 67,181 2.56 172 292
33,347
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 51 AUD 6,988 03/22
(81)
EURO STOXX 50 Index Futures 50 EUR 2,072 03/22
(7)
FTSE 100 Index Futures 324 GBP 23,965 03/22
816
Japanese 10 Year Government Bond Futures 4 JPY 602,880 03/22
(43)
MSCI EAFE Index Futures 446 USD 49,848 03/22
(1,049)
MSCI Emerging Markets Index Futures 161 USD 9,860 03/22
27
Russell 2000 E-Mini Index Futures 30 USD 3,037 03/22
(257)
S&P 500 E-Mini Index Futures 313 USD 70,491 03/22
(2,224)
S&P MidCap 400 E-Mini Index Futures 11 USD 2,893 03/22
(160)
SPI 200 Index Futures 3 AUD 515 03/22
(22)
United States 10 Year Treasury Note Futures 1,390 USD 177,877 03/22 (1,659)
Short Positions
Euro-Bund Futures 23 EUR 3,890 03/22
136
FTSE 250 Index Futures 24 GBP 1,049 03/22
49
Hang Seng Index Futures 20 HKD 23,862 02/22
49
Long Gilt Futures 30 GBP 3,659 03/22
135
MSCI Emerging Markets Index Futures 37 USD 2,266 03/22
(23)
NASDAQ 100 E-Mini Index Futures 1 USD 298 03/22
29
Russell 2000 E-Mini Index Futures 600 USD 60,733 03/22
4,793
S&P/TSX 60 Index Futures 60 CAD 15,323 03/22
(185)
TOPIX Index Futures 341 JPY 6,473,886 03/22 1,904
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,228
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 101.63 USD 70,000 02/07/22 (31)
Fannie Mae Bonds JPMorgan Chase Put 1 103.19 USD 10,000 02/07/22 (99)
Fannie Mae Bonds JPMorgan Chase Put 1 104.88 USD 14,000 02/07/22 (86)
Swaption

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 389
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month
LIBOR/USD 1.235%, USD
21,872, 03/21/27 Bank of America Call 1 0.00 21,872 03/19/25 (117)
Bank of America, USD 3 Month
LIBOR/USD 2.573%, USD 6,855,
03/30/36 Bank of America Call 1 0.00 6,855 03/26/26 (556)
Bank of America, USD 3 Month
LIBOR/USD 1.790%, USD 6,465,
09/16/56 Bank of America Call 1 0.00 6,465 09/14/26 (762)
Bank of America, USD 3 Month
LIBOR/USD 1.985%, USD 7,646,
10/25/58 Bank of America Call 1 0.00 7,646 10/23/28 (1,229)
Bank of America, USD 1.725%/USD
3 Month LIBOR, USD 26,345,
12/6/38 Bank of America Call 1 0.00 26,345 12/04/28 (1,366)
Bank of America, USD 1.724%/USD
3 Month LIBOR, USD 4,666,
12/11/48 Bank of America Call 1 0.00 4,666 12/07/28 (429)
Bank of America, USD 1.630%/USD
3 Month LIBOR, USD 6,402,
01/16/59 Bank of America Call 1 0.00 6,403 01/11/29 (967)
Bank of America, USD 3 Month
LIBOR/USD 0.920%, USD 2,758,
03/27/40 Bank of America Call 2 0.00 5,516 03/25/30 (140)
Bank of America, USD 3 Month
LIBOR/USD 1.605%, USD 4,348,
11/14/50 Bank of America Call 1 0.00 4,348 11/12/30 (343)
Bank of America, USD 3 Month
LIBOR/USD 1.660%, USD 5,268,
11/14/50 Bank of America Call 1 0.00 5,268 11/12/30 (433)
Bank of America, USD 3 Month
LIBOR/USD 1.680%, USD 8,184,
11/14/40 Bank of America Call 1 0.00 8,184 11/12/30 (376)
Bank of America, USD 3 Month
LIBOR/USD 1.913%, USD
18,693, 09/10/51 Bank of America Call 1 0.00 18,693 09/08/31 (2,210)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 4,092, 11/14/55 Citigroup Call 1 0.00 4,092 11/12/25 (339)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 2,607, 01/24/51 Citigroup Call 1 0.00 2,607 01/22/31 (301)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.570%, USD 4,932,
11/12/55 Goldman Sachs Call 1 0.00 4,932 11/10/25 (397)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.170%, USD 13,799,
03/04/56 Goldman Sachs Call 1 0.00 13,799 03/02/26 (2,129)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/28/40 Goldman Sachs Call 1 0.00 8,722 03/26/30 (220)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 60,192,
04/17/41 Goldman Sachs Call 1 0.00 60,191 04/15/31 (4,723)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.390%, USD 3,481,
04/30/41 Goldman Sachs Call 1 0.00 3,481 04/28/31 (294)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/31/28 JPMorgan Chase Call 1 0.00 35,575 03/25/27 (94)
JP Morgan, USD 3 Month LIBOR/USD
1.991%, USD 3,823, 10/25/58 JPMorgan Chase Call 1 0.00 3,823 10/23/28 (617)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
JP Morgan, USD 3 Month LIBOR/USD
1.744%, USD 9,864, 11/14/40 JPMorgan Chase Call 1 0.00 9,864 11/12/30 (474)
JP Morgan, USD 3 Month LIBOR/USD
1.895%, USD 13,947, 07/09/41 JPMorgan Chase Call 1 0.00 13,947 07/07/31 (896)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (109)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (110)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/27/26 UBS Call 1 0.00 21,933 03/25/25 (40)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/21/27 Bank of America Put 1 0.00 21,872 03/19/25 (413)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 6,855,
03/30/36 Bank of America Put 1 0.00 6,855 03/26/26 (271)
Bank of America, USD 1.790%/USD
3 Month LIBOR, USD 6,465,
09/16/56 Bank of America Put 1 0.00 6,465 09/14/26 (976)
Bank of America, USD 1.985%/USD
3 Month LIBOR, USD 7,646,
10/25/58 Bank of America Put 1 0.00 7,646 10/23/28 (1,096)
Bank of America, USD 3 Month
LIBOR/USD 1.725%, USD
26,344, 12/6/38 Bank of America Put 1 0.00 26,344 12/04/28 (2,230)
Bank of America, USD 3 Month
LIBOR/USD 1.724%, USD 4,666,
12/11/48 Bank of America Put 1 0.00 4,666 12/07/28 (648)
Bank of America, USD 3 Month
LIBOR/USD 1.630%, USD 6,402,
01/16/59 Bank of America Put 1 0.00 6,403 01/11/29 (986)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/27/40 Bank of America Put 2 0.00 5,516 03/25/30 (676)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 4,348,
11/14/50 Bank of America Put 1 0.00 4,348 11/12/30 (601)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 5,268,
11/14/50 Bank of America Put 1 0.00 5,268 11/12/30 (703)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 8,184,
11/14/40 Bank of America Put 1 0.00 8,184 11/12/30 (673)
Bank of America, USD 1.913%/USD
3 Month LIBOR, USD 18,693,
09/10/51 Bank of America Put 1 0.00 18,693 09/08/31 (2,438)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/14/55 Citigroup Put 1 0.00 4,092 11/12/25 (732)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/24/51 Citigroup Put 1 0.00 2,607 01/22/31 (336)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 4,932,
11/12/55 Goldman Sachs Put 1 0.00 4,932 11/10/25 (814)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 13,799,
03/04/56 Goldman Sachs Put 1 0.00 13,799 03/02/26 (1,468)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/28/40 Goldman Sachs Put 1 0.00 8,722 03/26/30 (1,076)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 391
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Goldman Sachs, USD 2.483%/USD
3 Month LIBOR, USD 60,192,
04/17/41 Goldman Sachs Put 1 0.00 60,191 04/15/31 (3,098)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 3,481,
04/30/41 Goldman Sachs Put 1 0.00 3,481 04/28/31 (225)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/31/28 JPMorgan Chase Put 1 0.00 35,575 03/25/27 (452)
JP Morgan, USD 1.991%/USD 3 Month
LIBOR, USD 3,823, 10/25/58 JPMorgan Chase Put 1 0.00 3,823 10/23/28 (546)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 9,864, 11/14/40 JPMorgan Chase Put 1 0.00 9,864 11/12/30 (782)
JP Morgan, USD 1.895%/USD 3 Month
LIBOR, USD 13,947, 07/09/41 JPMorgan Chase Put 1 0.00 13,947 07/07/31 (1,158)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (548)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (545)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/27/26 UBS Put 1 0.00 21,933 03/25/25 (267)
Total Liability for Options Written (premiums received $42,556) (43,645)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 19 AUD 26
03/10/22
—
Bank of America USD 23 AUD 33
03/10/22
—
Bank of America USD 141 JPY 16,268
02/01/22
—
Bank of America USD 943 JPY 106,353
03/10/22
(19)
Bank of America USD 778 NOK 7,081
03/10/22
18
Bank of America USD 8 SGD 11
02/03/22
—
Bank of America USD 13 SGD 18
02/04/22
—
Bank of America AUD 135 USD 95
02/01/22
(1)
Bank of America AUD 1,282 USD 911
03/10/22
4
Bank of America EUR 171 USD 191
02/01/22
(1)
Bank of America GBP 69 USD 93
02/01/22
—
Bank of America HKD 881 USD 113
02/07/22
—
Bank of America JPY 2,069 USD 18
03/10/22
—
Bank of America JPY 4,144 USD 36
03/10/22
—
Bank of America NOK 860 USD 96
02/01/22
(1)
Bank of America NOK 196 USD 22
03/10/22
—
Bank of America NOK 210 USD 24
03/10/22
—
Bank of America SEK 492 USD 52
02/01/22
(1)
Bank of America ZAR 1,392 USD 89
02/02/22
(2)
Bank of Montreal CAD 2,765 USD 2,187
03/16/22
12
Bank of Montreal CHF 810 USD 881
03/16/22
6
Bank of Montreal EUR 1,716 USD 1,950
03/16/22
20
Bank of Montreal GBP 998 USD 1,321
03/16/22
(21)
Bank of Montreal JPY 1,026,556 USD 9,030
03/16/22
106
Bank of New York USD 707 GBP 527
03/10/22
2
Bank of New York USD 922 GBP 692
03/10/22
9
Bank of New York USD 1,699 NZD 2,497
03/10/22
(57)
Bank of New York GBP 15 USD 21
03/10/22
—
Bank of New York NZD 14 USD 9
03/10/22
—
Bank of New York NZD 50 USD 32
03/10/22
—
Brown Brothers Harriman USD 425 CAD 541
02/02/22
—

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Brown Brothers Harriman USD 240 EUR 211
02/02/22
(2)
Brown Brothers Harriman USD 240 EUR 212
02/02/22
(2)
Brown Brothers Harriman USD 1,308 EUR 1,167
02/02/22
3
Brown Brothers Harriman CAD 541 USD 428
02/02/22
3
Brown Brothers Harriman CAD 541 USD 425
03/02/22
—
Brown Brothers Harriman EUR 1,590 USD 1,809
02/02/22
22
Brown Brothers Harriman EUR 1,154 USD 1,294
03/02/22
(3)
Citigroup CAD 2,765 USD 2,193
03/16/22
18
Citigroup CHF 810 USD 880
03/16/22
5
Citigroup EUR 1,716 USD 1,945
03/16/22
15
Citigroup GBP 998 USD 1,318
03/16/22
(25)
Citigroup JPY 1,026,556 USD 9,024
03/16/22
100
HSBC USD 62 BRL 333
02/02/22
1
HSBC USD 137 BRL 785
02/02/22
11
HSBC USD 1,553 BRL 8,752
02/02/22
95
HSBC USD 1,718 BRL 9,204
02/02/22
15
HSBC USD 1,564 BRL 9,204
05/03/22
128
HSBC USD 6 CLP 5,430
03/15/22
—
HSBC USD 67 CLP 57,443
03/15/22
4
HSBC USD 67 CLP 57,432
03/15/22
4
HSBC USD 134 CLP 114,747
03/15/22
9
HSBC USD 134 CLP 114,785
03/15/22
9
HSBC USD 134 CLP 114,713
03/15/22
9
HSBC USD 193 CNY 1,237
04/20/22
—
HSBC USD 744 CNY 4,743
04/20/22
(4)
HSBC USD 2,959 CNY 19,060
04/20/22
16
HSBC USD 335 COP 1,337,143
02/22/22
3
HSBC USD 556 COP 2,219,427
02/22/22
5
HSBC USD 1,053 HKD 8,210
04/21/22
1
HSBC USD 683 HUF 224,887
04/20/22
23
HSBC USD 59 IDR 851,984
04/21/22
—
HSBC USD 35 MXN 752
03/29/22
1
HSBC USD 75 MXN 1,592
03/29/22
2
HSBC USD 90 PLN 359
02/03/22
(2)
HSBC USD 2,662 PLN 10,119
02/03/22
(183)
HSBC USD 1,067 PLN 4,287
05/24/22
(26)
HSBC USD 1,198 PLN 4,811
05/24/22
(30)
HSBC USD 6 RON 25
03/03/22
—
HSBC USD 83 RON 367
03/03/22
—
HSBC USD 85 RON 369
03/03/22
(2)
HSBC USD 18 THB 590
03/03/22
—
HSBC USD 41 THB 1,335
03/03/22
(1)
HSBC USD 48 THB 1,556
03/03/22
(1)
HSBC USD 48 THB 1,556
03/03/22
(1)
HSBC USD 48 THB 1,556
03/03/22
(1)
HSBC USD 71 THB 2,357
03/03/22
—
HSBC USD 1,281 THB 42,744
03/03/22
3
HSBC USD 475 ZAR 7,736
04/20/22
23
HSBC BRL 333 USD 59
02/02/22
(4)
HSBC BRL 785 USD 147
02/02/22
(1)
HSBC BRL 8,752 USD 1,634
02/02/22
(15)
HSBC BRL 9,204 USD 1,602
02/02/22
(131)
HSBC BRL 401 USD 74
05/03/22
—
HSBC CLP 824,520 USD 1,028
03/15/22
4
HSBC COP 339,213 USD 89
02/22/22
3
HSBC COP 3,217,357 USD 847
02/22/22
34
HSBC COP 1,337,143 USD 331
05/24/22
(3)
HSBC COP 2,219,427 USD 549
05/24/22
(5)
HSBC CZK 16,977 USD 774
04/20/22
(3)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 393
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC CZK 38,099 USD 1,687
04/20/22
(57)
HSBC IDR 27,330,192 USD 1,879
04/21/22
(16)
HSBC MXN 12,918 USD 589
03/29/22
(32)
HSBC PEN 284 USD 70
03/14/22
(3)
HSBC PHP 7,311 USD 146
04/20/22
3
HSBC PLN 221 USD 58
02/03/22
4
HSBC PLN 466 USD 114
02/03/22
—
HSBC PLN 693 USD 175
02/03/22
5
HSBC PLN 4,287 USD 1,075
02/03/22
25
HSBC PLN 4,811 USD 1,208
02/03/22
29
HSBC RON 332 USD 75
03/03/22
—
HSBC ZAR 3,611 USD 231
04/20/22
(1)
JPMorgan Chase CAD 2,765 USD 2,193
03/16/22
18
JPMorgan Chase CHF 810 USD 879
03/16/22
4
JPMorgan Chase EUR 1,716 USD 1,944
03/16/22
14
JPMorgan Chase GBP 998 USD 1,319
03/16/22
(24)
JPMorgan Chase JPY 1,026,556 USD 9,021
03/16/22
98
Royal Bank of Canada USD 1,689 CAD 2,166
03/10/22
15
Royal Bank of Canada CAD 7 USD 5
02/01/22
—
Royal Bank of Canada CAD — USD —
02/02/22
—
Royal Bank of Canada CAD 2,166 USD 1,694
03/10/22
(10)
Royal Bank of Canada CAD 2,765 USD 2,191
03/16/22
15
Royal Bank of Canada CHF 810 USD 880
03/16/22
5
Royal Bank of Canada EUR 1,716 USD 1,946
03/16/22
16
Royal Bank of Canada GBP 998 USD 1,319
03/16/22
(23)
Royal Bank of Canada JPY 1,026,556 USD 9,026
03/16/22
102
Royal Bank of Canada SEK 531 USD 57
02/02/22
—
Standard Chartered CAD 2,765 USD 2,184
03/16/22
9
Standard Chartered CHF 810 USD 880
03/16/22
5
Standard Chartered EUR 1,716 USD 1,949
03/16/22
20
Standard Chartered GBP 998 USD 1,320
03/16/22
(22)
Standard Chartered JPY 1,026,556 USD 9,022
03/16/22
98
State Street USD 17 EUR 15
03/10/22
—
State Street USD 27 EUR 24
03/10/22
—
State Street USD 174 KRW 209,146
02/03/22
—
State Street USD 25 SEK 230
03/10/22
(1)
State Street USD 884 SEK 8,328
03/10/22
10
State Street AUD 16 USD 11
03/16/22
—
State Street DKK 18,730 USD 2,861
03/16/22
30
State Street EUR 705 USD 801
03/10/22
9
State Street NOK 8,070 USD 906
03/16/22
—
State Street SEK 15,517 USD 1,722
03/10/22
57
State Street SEK 32,488 USD 3,595
03/16/22
109
UBS USD 85 CHF 79
03/10/22
—
UBS USD 88 CHF 80
03/10/22
(1)
UBS CHF 2,465 USD 2,689
03/10/22
27
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 735
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CNY 3,700 2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26
—
14 14
Barclays USD 26,180 12 Month SOFR
(2)
0.742%
(3)
12/31/23
—
194 194
Barclays USD 2,722 0.875%
(3)
SOFR
(2)
01/11/24
—
(14) (14)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 2,664 0.880%
(3)
SOFR
(2)
01/12/24
—
(13) (13)
Barclays USD 11,671 SOFR
(2)
1.036%
(3)
01/20/24
—
26 26
Barclays USD 11,671 SOFR
(2)
1.040%
(3)
01/20/24
—
25 25
Barclays USD 1,352 SOFR
(2)
1.009%
(3)
01/21/24
—
4 4
Barclays USD 4,608 SOFR
(2)
1.025%
(3)
01/24/24
—
11 11
Barclays USD 952 SOFR
(2)
1.005%
(3)
01/25/24
—
3 3
Barclays USD 952 SOFR
(2)
0.998%
(3)
01/25/24
—
3 3
Barclays USD 7,143 1.005%
(3)
SOFR
(2)
01/25/24
—
(20) (20)
Barclays USD 988 SOFR
(2)
0.976%
(3)
01/26/24
—
3 3
Barclays USD 988 SOFR
(2)
0.926%
(3)
01/26/24
—
4 4
Barclays USD 5,351 0.952%
(3)
SOFR
(2)
01/27/24
—
(21) (21)
Barclays USD 93,878 12 Month SOFR
(2)
0.900%
(3)
03/16/24
(47)
711 664
Barclays USD 9,610 1.126%
(3)
12 Month SOFR
(2)
12/31/26
—
(146) (146)
Barclays USD 3,380 SOFR
(2)
1.135%
(3)
01/03/27
—
50 50
Barclays USD 1,684 1.117%
(3)
SOFR
(2)
01/04/27
—
(26) (26)
Barclays USD 1,870 SOFR
(2)
1.221%
(3)
01/06/27
—
21 21
Barclays USD 7,037 12 Month SOFR
(2)
1.217%
(3)
01/06/27
—
77 77
Barclays USD 3,894 1.213%
(3)
12 Month SOFR
(2)
01/07/27
—
(43) (43)
Barclays USD 2,172 1.393%
(3)
SOFR
(2)
01/13/27
—
(5) (5)
Barclays USD 4,871 SOFR
(2)
1.449%
(3)
01/20/27
—
(1) (1)
Barclays USD 3,627 1.459%
(3)
SOFR
(2)
01/21/27
—
2 2
Barclays USD 8,481 SOFR
(2)
1.486%
(3)
01/21/27
—
(17) (17)
Barclays USD 2,663 SOFR
(2)
1.400%
(3)
01/28/27
—
6 6
Barclays USD 5,147 1.469%
(3)
SOFR
(2)
02/01/27
—
5 5
Barclays USD 68,835 12 Month SOFR
(2)
1.250%
(3)
03/16/27
(310)
1,106 796
Barclays USD 458 SOFR
(2)
1.285%
(3)
12/23/31
—
13 13
Barclays USD 13,909 1.290%
(3)
SOFR
(2)
12/29/31
(3)
(386) (389)
Barclays USD 3,961 12 Month SOFR
(2)
1.270%
(3)
12/30/31
—
118 118
Barclays USD 2,832 12 Month SOFR
(2)
1.331%
(3)
12/31/31
—
69 69
Barclays USD 9,010 1.333%
(3)
12 Month SOFR
(2)
01/07/32
—
(217) (217)
Barclays USD 1,598 SOFR
(2)
1.523%
(3)
01/10/32
—
10 10
Barclays USD 10,800 1.539%
(3)
SOFR
(2)
01/10/32
—
(58) (58)
Barclays USD 3,619 1.567%
(3)
SOFR
(2)
01/11/32
—
(9) (9)
Barclays USD 2,999 SOFR
(2)
1.608%
(3)
01/12/32
—
(4) (4)
Barclays USD 3,781 1.601%
(3)
SOFR
(2)
01/12/32
—
3 3
Barclays USD 1,327 1.517%
(3)
SOFR
(2)
01/14/32
—
(9) (9)
Barclays USD 4,209 1.524%
(3)
SOFR
(2)
01/14/32
—
(27) (27)
Barclays USD 8,418 1.525%
(3)
SOFR
(2)
01/14/32
—
(54) (54)
Barclays USD 5,415 1.494%
(3)
SOFR
(2)
01/18/32
—
(50) (50)
Barclays USD 5,415 1.500%
(3)
SOFR
(2)
01/18/32
—
(47) (47)
Barclays USD 5,415 1.501%
(3)
SOFR
(2)
01/18/32
—
(47) (47)
Barclays USD 310 1.513%
(3)
SOFR
(2)
01/19/32
—
(2) (2)
Barclays USD 7,123 1.567%
(3)
SOFR
(2)
01/19/32
—
(17) (17)
Barclays USD 8,116 SOFR
(2)
1.674%
(3)
01/20/32
—
(61) (61)
Barclays USD 8,116 SOFR
(2)
1.661%
(3)
01/20/32
—
(51) (51)
Barclays USD 1,185 1.617%
(3)
SOFR
(2)
01/21/32
—
3 3
Barclays USD 818 1.610%
(3)
SOFR
(2)
01/24/32
—
1 1
Barclays USD 777 SOFR
(2)
1.562%
(3)
01/25/32
—
2 2

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 395
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 777 SOFR
(2)
1.573%
(3)
01/25/32
—
1 1
Barclays USD 673 SOFR
(2)
1.514%
(3)
01/26/32
—
5 5
Barclays USD 673 SOFR
(2)
1.524%
(3)
01/26/32
—
4 4
Barclays USD 511 1.578%
(3)
SOFR
(2)
01/28/32
—
(1) (1)
Barclays USD 5,430 SOFR
(2)
1.646%
(3)
01/31/32
—
(27) (27)
Barclays USD 78 1.614%
(3)
SOFR
(2)
02/02/32
—
— —
Barclays USD 3,971 1.400%
(3)
12 Month SOFR
(2)
03/16/32
23
(103) (80)
Barclays USD 2,638 SOFR
(2)
1.450%
(3)
12/29/51
(2)
138 136
Barclays USD 3,982 1.531%
(3)
SOFR
(2)
12/30/51
—
(129) (129)
Barclays USD 1,432 SOFR
(2)
1.671%
(3)
01/07/52
—
9 9
Barclays USD 904 1.664%
(3)
SOFR
(2)
01/28/52
—
(1) (1)
Barclays USD 6,618 1.600%
(3)
12 Month SOFR
(2)
03/16/52
242
(359) (117)
Credit Suisse HUF 224,200 6 Month BUBOR
(3)
1.200%
(4)
05/10/23
—
32 32
Credit Suisse CNY 2,900 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
—
3 3
Credit Suisse CNY 5,500 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
—
10 10
Credit Suisse CNY 10,000 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
—
37 37
Credit Suisse CNY 4,300 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
—
11 11
Credit Suisse CNY 1,600 2.576%
(2)
China Interbank Repo
Rate 3 Months
(2)
07/15/26
—
4 4
JPMorgan Chase HUF 283,900 6 Month BUBOR
(3)
0.833%
(4)
11/22/22 —
26 26
Total Open Interest Rate Swap Contracts (å)
(97)
799 702
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America Sell USD 30,000 5.000%
(2)
12/20/26
2,255
(207) 2,048
Total Open Credit Indices Contracts (å)
2,255
(207) 2,048

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 63, 406 $ 20 $ — $ 63, 426
International Debt — 28,161 — — 28,161
Loan Agreements — — — — —
Mortgage-Backed Securities — 93,642 — — 93,642
Non-US Bonds — 18,367 — — 18,367
Common Stocks
Consumer Discretionary 10,328 19,684 — — 30,012
Consumer Staples 1,962 11,532 — — 13,494
Energy 6,836 3,936 — — 10,772
Financial Services 29,194 30,045 — — 59,239
Health Care 5,578 12,917 — — 18,495
Materials and Processing 17,965 14,849 — — 32,814
Producer Durables 8,306 23,648 2,179 — 34,133
Technology 12,123 12,733 — — 24,856
Utilities 11,617 15,693 — — 27,310
Preferred Stocks 11,264 1,592 — — 12,856
Options Purchased 431 66,189 — — 66,620
Short-Term Investments — 38,381 13 74,137 112,531
Other Securities — — — 3,274 3,274
Total Investments 115,604 454,775 2,212 77,411 650,002
Other Financial Instruments
Assets
Futures Contracts 7,938 — — — 7,938
Foreign Currency Exchange Contracts 15 1,458 — — 1,473
Interest Rate Swap Contracts — 2,405 — — 2,405
Credit Default Swap Contracts — 2,048 — — 2,048
Liabilities
Futures Contracts (5,710) — — — (5,710)
Options Written (216) (43,429) — — (43,645)
Foreign Currency Exchange Contracts (21) (717) — — (738)
Interest Rate Swap Contracts — (1,703) — — (1,703)
Total Other Financial Instruments
*
$ 2,006 $ (39,938) $ — $ — $ (37,932)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 397
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
5,402
Belgium ..................................................................................
451
Bermuda .................................................................................
896
Brazil ......................................................................................
3,780
Burkina Faso ...........................................................................
142
Cameroon ................................................................................
492
Canada ....................................................................................
17,046
Cayman Islands .......................................................................
723
Chile .......................................................................................
1,050
China ......................................................................................
6,096
Colombia .................................................................................
1,597
Czech Republic .......................................................................
3,875
Denmark .................................................................................
3,750
Dominican Republic ...............................................................
5
Finland ...................................................................................
331
France .....................................................................................
12,671
Germany .................................................................................
10,327
Ghana .....................................................................................
25
Greece ....................................................................................
100
Hong Kong ..............................................................................
2,135
Hungary ..................................................................................
283
Indonesia ................................................................................
5,402
Ireland ....................................................................................
571
Italy ........................................................................................
3,848
Japan ......................................................................................
68,987
Kazakhstan .............................................................................
1,196
Kyrgyzstan ..............................................................................
1,018
Macao .....................................................................................
75
Malaysia ..................................................................................
1,688
Mexico ....................................................................................
3,766
Monaco ...................................................................................
277
Mongolia .................................................................................
1,608
Netherlands ............................................................................
5,288
New Zealand ...........................................................................
455
Norway ....................................................................................
432
Peru ........................................................................................
1,366
Philippines ..............................................................................
363
Poland .....................................................................................
1,050
Portugal ..................................................................................
131
Puerto Rico .............................................................................
1,361
Romania ..................................................................................
820
Russia .....................................................................................
6,648
Singapore ................................................................................
671
South Africa ............................................................................
1,820
South Korea ............................................................................
5,885
Spain .......................................................................................
2,280
Sweden ....................................................................................
5,890
Switzerland .............................................................................
9,005
Taiwan .....................................................................................
962
Thailand ..................................................................................
1,478
Turkey .....................................................................................
105
Ukraine ...................................................................................
1,014
United Kingdom ......................................................................
35,299

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
United States ...........................................................................
408,066
Total Investments ....................................................................
650,002

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 33.0%
Corporate Bonds and Notes - 8.7%
1Life Healthcare, Inc.
3.000% due 06/15/25 216 183
Aircastle, Ltd.
4.250% due 06/15/26 35 37
Alcoa Corp.
4.125% due 03/31/29 (Þ) 200 201
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 651 600
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 2,550 2,576
Ashland LLC
3.375% due 09/01/31 (Þ) 51 48
Ball Corp.
2.875% due 08/15/30 39 36
Baozun, Inc.
1.625% due 05/01/24 380 358
Benefitfocus, Inc.
1.250% due 12/15/23 268 256
Beyond Meat, Inc.
1.010% due 03/15/27 232 159
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 2,278 2,333
Calpine Corp.
3.750% due 03/01/31 (Þ) 125 114
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 310
Centene Corp.
2.500% due 03/01/31 27 25
Chegg, Inc.
4.794% due 09/01/26 (Þ) 217 175
CIT Group, Inc.
5.000% due 08/01/23 250 262
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61 63
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 75
Colony Capital, Inc.
5.000% due 04/15/23 2,716 2,765
DCP Midstream Operating, LP
5.125% due 05/15/29 39 41
DISH Network Corp.
2.375% due 03/15/24 2,441 2,338
DocuSign, Inc.
1.000% due 01/15/24 841 796
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 64
5.050% due 04/01/45 103 88
5.450% due 06/01/47 72 64
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 713 698
EZCORP, Inc.
2.375% due 05/01/25 1,654 1,460
FireEye, Inc.
Series B
1.625% due 06/01/35 3,074 3,067
General Electric Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
3.533% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 170 166
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 700 710
Gossamer Bio, Inc.
5.000% due 06/01/27 217 187
Granite Point Mortgage Trust, Inc.
6.375% due 10/01/23 700 707
Greenlight Capital, Inc.
4.000% due 08/01/23 480 453
Groupon, Inc.
1.125% due 03/15/26 1,542 1,377
GSK Finance No. 3 PLC
1.841% due 06/22/23 2,027 1,976
Haemonetics Corp.
3.545% due 03/01/26 2,155 1,795
Halozyme Therapeutics, Inc.
0.250% due 03/01/27 (Þ) 348 300
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739 766
HCA, Inc.
7.500% due 11/15/95 221 284
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 78 76
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 306 310
I3 Verticals LLC
1.000% due 02/15/25 591 550
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 867 822
International Consolidated Airlines
0.500% due 07/04/23 EUR 100 109
Invacare Corp.
5.000% due 11/15/24 505 446
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 2,767 2,482
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 50 49
Kaleyra, Inc.
6.125% due 06/01/26 174 166
Kaman Corp.
3.250% due 05/01/24 2,417 2,468
Karyopharm Therapeutics, Inc.
3.000% due 10/15/25 868 782
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 308
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,807 1,921
L Brands, Inc.
Series WI
6.875% due 11/01/35 125 144
LendingTree, Inc.
0.500% due 07/15/25 3,289 2,752
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 354 342
Liberty Broadband Corp.
1.250% due 09/30/50 1,951 1,900
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 1,183 1,214
Liberty TripAdvisor Holings, Inc.
0.500% due 06/30/51 467 380

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,494 2,452
Limelight Networks, Inc.
3.500% due 08/01/25 109 107
Magnite, Inc.
0.250% due 03/15/26 1,585 1,236
MFA Financial, Inc.
6.250% due 06/15/24 2,729 2,810
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,786 2,387
MicroStrategy, Inc.
5.340% due 02/15/27 464 302
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 106 102
Nabors Industries, Inc.
0.750% due 01/15/24 529 480
New Mountain Finance Corp.
5.750% due 08/15/23 2,292 2,392
Novelis Corp.
4.750% due 01/30/30 (Þ) 241 240
3.875% due 08/15/31 (Þ) 40 38
NuVasive, Inc.
1.000% due 06/01/23 654 657
0.375% due 03/15/25 (Þ) 82 77
OneMain Finance Corp.
3.500% due 01/15/27 71 67
3.875% due 09/15/28 9 8
4.000% due 09/15/30 14 13
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 506 457
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,195 2,217
Plains All American Pipeline, LP
Series B
6.125% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 756 635
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 50
4.500% due 09/15/31 (Þ) 171 163
Radius Health, Inc.
3.000% due 09/01/24 488 474
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 135
Redwood Trust, Inc.
4.750% due 08/15/23 983 995
5.625% due 07/15/24 328 331
Retrophin, Inc.
2.500% due 09/15/25 271 280
RWT Holdings, Inc.
5.750% due 10/01/25 1,546 1,564
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 401
SFL Corp., Ltd.
4.875% due 05/01/23 2,308 2,319
SmileDirectClub LLC
5.967% due 02/01/26 348 137
Spotify Technology SA
2.270% due 03/15/26 1,912 1,673
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,057 1,093
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,706 2,689
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Ñ)(Þ) 771 608
Taylor Morrison Communities, Inc.
5.875% due 06/15/27 (Þ) 255 273
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 421 423
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 309
Theravance Biopharma, Inc.
3.250% due 11/01/23 1,004 937
Tilray, Inc.
5.000% due 10/01/23 1,548 1,436
T-Mobile USA, Inc.
Series WI
2.250% due 11/15/31 32 29
Twitter, Inc.
1.255% due 03/15/26 986 873
VNET Group, Inc.
1.000% due 02/01/26 1,367 1,163
Western Digital Corp.
1.500% due 02/01/24 (Þ) 2,284 2,274
4.750% due 02/15/26 53 56
2.850% due 02/01/29 74 71
82,567
International Debt - 2.3%
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 300 304
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.650% due 07/21/27 225 231
Akbank TAS
Series REGS
5.125% due 03/31/25 200 191
Ardagh Metal Packaging Finance LLC /
Ardagh Metal Packaging Finance PLC
Series REGS
3.000% due 09/01/29 EUR 100 106
Ashland Services BV
Series REGS
2.000% due 01/30/28 EUR 250 275
Ball Corp.
1.500% due 03/15/27 EUR 100 112
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 200 188
Bank of Ireland Group PLC
4.125% due 09/19/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.500%)(Ê) 200 201
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 120 162
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 EUR 100 112
7.000% due 01/15/25 EUR 200 225
1.500% due 01/15/27 EUR 370 417
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 210
BNP Paribas SA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)(Ê)(ƒ) 200 190
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 EUR 506 546
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 200 190
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 200 183
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 160
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)(Ê)(ƒ) 200 185
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 405 414
Enbridge, Inc.
5.500% due 07/15/77 (USD 3 Month
LIBOR + 3.418%)(Ê) 118 120
Falabella SA
Series REGS
3.750% due 10/30/27 200 205
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) EUR 100 110
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 200 196
Hope Bancorp, Inc.
2.000% due 05/15/38 2,891 2,881
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (USD 6 Month
LIBOR + 0.250%)(Ê)(ƒ) 300 279
Huntsman International LLC
Series WI
4.250% due 04/01/25 EUR 280 344
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 182
IQVIA, Inc.
2.250% due 03/15/29 (Þ) EUR 248 268
Series REGS
2.250% due 01/15/28 EUR 276 303
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 189
Jazz Investments I, Ltd.
1.500% due 08/15/24 741 754
JOYY, Inc.
0.750% due 06/15/25 (Þ) 1,302 1,224
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 181
Kraft Heinz Foods Co.
4.125% due 07/01/27 GBP 200 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 EUR 212 240
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 180 182
Momo, Inc.
1.250% due 07/01/25 (Ñ)(Þ) 1,384 1,248
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 397 546
Natwest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 188
Netflix, Inc.
Series REGS
3.000% due 06/15/25 EUR 100 120
3.625% due 06/15/30 EUR 100 129
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 207
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 EUR 110 115
Orbia Advance Corp SAB de CV
Series REGS
1.875% due 05/11/26 200 192
Pinduoduo, Inc.
2.227% due 12/01/25 1,352 1,243
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 170
Scorpio Tankers, Inc.
3.000% due 05/15/25 (Þ) 66 66
Seagate HDD Cayman
3.375% due 07/15/31 177 164
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 200 83
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 EUR 400 437
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.108%)(Ê) EUR 100 107
SPCM SA
3.125% due 03/15/27 (Þ) 200 191
3.375% due 03/15/30 (Þ) 200 188
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 268
Series REGS
7.250% due 04/15/36 150 201
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 200 186
Suzano Austria GmbH
Series WI
5.000% due 01/15/30 200 213
Telecom Italia Capital SA
6.000% due 09/30/34 70 69

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 228
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200 190
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 198
Vale Overseas, Ltd.
3.750% due 07/08/30 100 101
Vanke Real Estate Hong Kong Co., Ltd.
4.200% due 06/07/24 200 204
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 400 388
WisdomTree Investments, Inc.
3.250% due 06/15/26 1,737 1,654
21,843
Mortgage-Backed Securities - 17.6%
Fannie Mae
4.500% due 2049 18 20
5.000% due 2049 93 103
30 Year TBA(Ï)
2.000% 1,000 975
2.500% 26,000 25,955
3.000% 13,000 13,260
4.000% 16,000 16,904
Fannie Mae REMICS
Series 2020-56 Class JI
Interest Only STRIP
4.000% due 08/25/50 2,119 389
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 1,022 204
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 1,978 344
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 2,910 424
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 1,188 205
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,772 129
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 259 13
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 3,225 625
Series 2013-7 Class SA
Interest Only STRIP
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 4,380 1,148
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 201 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 322 25
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 316 15
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 2,323 529
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 759 129
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 1,222 233
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 1,881 407
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,790 650
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,783 503
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,242 703
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,346 529
Series 2016-83 Class BS
Interest Only STRIP
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,463 836
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 3,549 606
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,111 187
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,454 225
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 2,631 440
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 505 60
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 1,521 247
Series 2018-36 Class SD
Interest Only STRIP
6.082% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 4,647 731
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,405 398

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-62 Class SB
Interest Only STRIP
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,435 583
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,803 392
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,287 332
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,072 54
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 1,053 94
Series 2019-24 Class SA
Interest Only STRIP
5.882% due 05/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,230 136
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,199 344
Series 2019-41 Class SK
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,030 565
Series 2019-42 Class SA
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,707 303
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,983 409
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,392 200
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,623 422
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,556 407
Series 2019-57 Class SG
Interest Only STRIP
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,197 616
Series 2019-73 Class SC
Interest Only STRIP
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,334 381
Series 2019-83 Class QS
Interest Only STRIP
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 3,323 600
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 6,625 1,159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 4,504 829
Series 2020-35 Class SC
Interest Only STRIP
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 3,943 711
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,180 834
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 3,833 619
Series 2020-62 Class CI
Interest Only STRIP
4.000% due 06/25/48 3,896 671
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 4,282 615
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 3,490 555
Series 2020-93 Class WI
Interest Only STRIP
5.000% due 06/25/50 2,958 521
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 6,281 682
Series 2021-17 Class GI
Interest Only STRIP
4.000% due 02/25/51 2,690 455
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 1,679 318
Series 2021-25 Class IJ
Interest Only STRIP
3.500% due 05/25/51 8,600 927
Series 2021-25 Class IT
Interest Only STRIP
4.000% due 05/25/51 5,047 534
Series 2021-43 Class IO
Interest Only STRIP
2.500% due 06/25/51 5,155 693
Series 2021-56 Class IB
Interest Only STRIP
2.500% due 09/25/51 5,565 482
Series 2021-56 Class IL
Interest Only STRIP
3.000% due 03/25/51 4,895 711
Series 2021-56 Class QI
Interest Only STRIP
4.500% due 09/25/51 4,218 732
Series 2021-56 Class WI
Interest Only STRIP
2.500% due 09/25/51 4,141 470
Series 2021-77 Class BI
Interest Only STRIP
4.500% due 11/25/51 3,589 540
Series 2021-94 Class AI
Interest Only STRIP
3.000% due 01/25/52 5,443 760
Fannie Mae Strips

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 269 45
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 192 35
Freddie Mac REMICS
Series 4976 Class MI
Interest Only STRIP
4.500% due 05/25/50 4,558 813
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,858 344
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 283 12
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 279 23
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 853 162
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,994 300
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 1,148 132
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 1,729 262
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,022 176
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,557 544
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 1,397 189
Series 2017-4678 Class MS
Interest Only STRIP
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 730 141
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 79 2
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 877 79
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 968 165
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 2,530 337
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 1,605 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,145 348
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,814 454
Series 2019-4911 Class SB
Interest Only STRIP
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,462 416
Series 2019-4915 Class SD
Interest Only STRIP
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,976 578
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,125 710
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 1,541 235
Series 2020-4949 Class IO
Interest Only STRIP
4.000% due 01/25/50 4,133 749
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 4,119 774
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,397 378
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,684 284
Series 2020-4980 Class KI
Interest Only STRIP
4.500% due 06/25/50 5,873 888
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 3,081 372
Series 2020-4991 Class IE
Interest Only STRIP
5.000% due 07/25/50 3,292 478
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 3,599 630
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,618 336
Series 2020-5010 Class IE
Interest Only STRIP
4.000% due 09/25/50 5,179 805
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 4,537 850
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 5,406 746

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 3,900 614
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 4,052 900
Series 2020-5049 Class AI
Interest Only STRIP
4.500% due 12/25/50 3,548 645
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 4,812 763
Series 2021-5072 Class MI
Interest Only STRIP
3.500% due 01/25/51 1,977 346
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 7,033 1,003
Series 2021-5080 Class IQ
Interest Only STRIP
3.500% due 04/25/50 4,439 751
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 5,846 724
Series 2021-5128 Class IE
Interest Only STRIP
4.500% due 07/25/51 3,471 663
Series 2021-5160 Class IW
Interest Only STRIP
3.000% due 10/25/50 6,716 659
Series 2021-5170 Class IC
Interest Only STRIP
4.500% due 08/25/50 2,969 462
Series 2021-5178 Class IB
Interest Only STRIP
4.000% due 11/25/51 2,756 387
Series 2021-5179 Class BI
Interest Only STRIP
4.500% due 01/25/52 4,777 724
Series 2021-5183 Class IO
Interest Only STRIP
3.000% due 01/25/52 2,434 370
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,303 350
Ginnie Mae II
3.500% due 2049 132 139
5.000% due 2049 176 189
5.500% due 2049 60 66
4.000% due 2050 27 29
5.000% due 2050 203 217
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 1,964 277
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 3,113 508
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 3,074 498
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,150 95
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 938 49
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 2,360 421
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 295 15
Series 2011-H15 Class AI
Interest Only STRIP
1.504% due 06/20/61 (~)(Ê) 389 16
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 536 85
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 997 143
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 4,464 160
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 4,144 212
Series 2012-H18 Class NI
Interest Only STRIP
1.414% due 08/20/62 (~)(Ê) 12,112 441
Series 2012-H31 Class DI
Interest Only STRIP
2.040% due 12/20/62 (~)(Ê) 10,536 632
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,383 366
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 379 51
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 351 38
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 4,044 547
Series 2013-H08 Class BI
Interest Only STRIP
1.665% due 03/20/63 (~)(Ê) 5,158 283
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 913 36
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 66 —
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 561 54
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,029 436
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 887 162

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 2,738 536
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 2,009 209
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,764 237
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 2,047 138
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 10,166 589
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 1,636 93
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 1,686 260
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 308 9
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 1,312 211
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 480 50
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 135 1
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,257 60
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 512 92
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 2,811 546
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 1,037 145
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 754 38
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 427 22
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,166 76
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 1,780 93
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 877 65
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,079 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 498 22
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 169 28
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 1,052 87
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)(Ê) 662 103
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 384 25
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 419 42
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 305 50
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 11,985 885
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 721 29
Series 2016-H08 Class AI
Interest Only STRIP
2.317% due 08/20/65 (~)(Ê) 4,322 293
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 6,483 517
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 2,317 88
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 8,075 551
Series 2016-H22 Class AI
Interest Only STRIP
3.140% due 10/20/66 (~)(Ê) 4,969 486
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 4,837 325
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 5,401 393
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 1,866 157
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,276 113
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 7,578 651
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,491 370

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 965 177
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 3,315 578
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 222 13
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 1,455 272
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 1,444 52
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 1,818 305
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 814 72
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 3,117 696
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 465 17
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 1,108 84
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 264 45
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 510 48
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 310 60
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 477 39
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 12,120 897
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 6,444 553
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 1,699 156
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,404 158
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 8,318 855
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 5,014 365
Series 2017-H05 Class CI
Interest Only STRIP
2.979% due 02/20/67 (~)(Ê) 1,905 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 4,347 308
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 4,180 245
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 1,342 106
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,353 304
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 3,738 271
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 3,748 241
Series 2017-H11 Class DI
Interest Only STRIP
1.970% due 05/20/67 (~)(Ê) 1,466 98
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 340 36
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,173 225
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,283 246
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 6,775 471
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 12,565 766
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 488 32
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 2,183 145
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 390 43
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 9,824 924
Series 2017-H18 Class IO
Interest Only STRIP
2.366% due 08/20/67 (~)(Ê) 4,799 306
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 5,546 400
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 6,055 537
Series 2017-H20 Class DI
Interest Only STRIP
2.363% due 10/20/67 (~)(Ê) 4,243 450
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,374 210

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 13,493 814
Series 2017-H22 Class DI
Interest Only STRIP
2.466% due 11/20/67 (~)(Ê) 5,351 529
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 6,197 666
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,183 203
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,000 248
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 1,513 289
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,169 172
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 2,437 309
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 1,197 156
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,986 287
Series 2018-105 Class SG
Interest Only STRIP
6.060% due 08/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,284 164
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 1,512 103
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 2,779 346
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 3,627 346
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 2,878 198
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 5,029 349
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 3,040 268
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 4,694 316
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 4,099 244
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,041 180
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 4,280 387
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 2,537 156
Series 2018-H08 Class AI
Interest Only STRIP
1.727% due 03/20/68 (~)(Ê) 12,969 455
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 6,252 500
Series 2018-H08 Class IO
Interest Only STRIP
1.853% due 06/20/68 (~)(Ê) 9,963 662
Series 2018-H11 Class BI
Interest Only STRIP
1.718% due 06/20/68 (~)(Ê) 4,274 331
Series 2018-H11 Class CI
Interest Only STRIP
1.731% due 07/20/68 (~)(Ê) 9,376 752
Series 2018-H13 Class DI
Interest Only STRIP
2.016% due 08/20/68 (~)(Ê) 4,360 347
Series 2018-H13 Class IA
Interest Only STRIP
2.061% due 08/20/68 (~)(Ê) 3,220 256
Series 2018-H13 Class NI
Interest Only STRIP
2.869% due 08/20/68 (~)(Ê) 8,044 790
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,520 199
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,956 443
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 225 23
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,019 249
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,275 386
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,588 501
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 171 24
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,607 409
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 2,551 332

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,747 211
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 6,406 268
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 5,748 345
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 4,547 245
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 4,616 580
Series 2020-32 Class IA
Interest Only STRIP
3.883% due 03/16/47 (~)(Ê) 2,840 474
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 2,938 312
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 1,988 254
Series 2020-78 Class DI
Interest Only STRIP
4.000% due 06/20/50 3,283 397
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 5,831 717
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 3,338 612
Series 2020-96 Class CS
Interest Only STRIP
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,633 361
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,394 658
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 2,464 348
Series 2020-186 Class DI
Interest Only STRIP
3.000% due 12/20/50 4,827 593
Series 2020-188 Class QI
Interest Only STRIP
3.000% due 10/20/50 3,172 418
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 16,589 884
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 2,171 192
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,887 532
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 4,164 613
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 4,213 756
Series 2021-77 Class IL
Interest Only STRIP
3.000% due 07/20/50 3,697 263
Series 2021-77 Class SM
Interest Only STRIP
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,572 463
Series 2021-78 Class IP
Interest Only STRIP
3.000% due 05/20/51 7,058 671
Series 2021-96 Class SQ
Interest Only STRIP
6.266% due 06/20/51 (-1 x USD 1
Month LIBOR + 6.350%)(Ê) 3,320 764
Series 2021-97 Class QI
Interest Only STRIP
3.000% due 06/20/51 5,272 526
Series 2021-116 Class YS
Interest Only STRIP
6.112% due 09/20/50 (USD 1 Month
LIBOR + 6.200%)(Ê) 4,140 618
Series 2021-155 Class ID
Interest Only STRIP
3.000% due 09/20/51 4,014 645
Series 2021-H03 Class IM
Interest Only STRIP
0.959% due 02/20/71 (~)(Ê) 16,020 768
Series 2021-H16 Class GI
Interest Only STRIP
2.321% due 09/20/71 (~)(Ê) 5,764 452
166,390
Non-US Bonds - 3.8%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.898%)(Ê)(ƒ) EUR 400 468
ADLER Group SA
2.750% due 11/13/26 EUR 100 90
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 5.823%)(Ê) EUR 100 112
Altice Financing SA
Series REGS
4.250% due 08/15/29 EUR 263 278
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 407 416
Arcelik AS
3.000% due 05/27/26 EUR 200 220
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384 503
Banco BPM SpA
1.625% due 02/18/25 EUR 250 278
Bank of Cyprus PCL

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.785%)(Ê) EUR 100 107
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.415%)(Ê)(ƒ) EUR 200 229
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/25 BRL 1,603 295
10.000% due 01/01/27 BRL 2,826 516
10.000% due 01/01/31 BRL 257 46
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 375
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 EUR 200 221
Cellnex Telecom SA
0.750% due 11/20/31 EUR 400 411
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,025,000 1,252
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 5,696,400 1,523
7.500% due 08/26/26 COP 337,100 82
7.750% due 09/18/30 COP 2,377,700 560
7.250% due 10/26/50 COP 270,000 54
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(ƒ) EUR 400 446
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 400 466
Czech Republic Government
International Bond
Series 120
2.419% due 02/14/25 CZK 24,700 1,060
Series 121
1.200% due 03/13/31 CZK 9,100 350
Series 94
0.950% due 05/15/30 CZK 12,220 468
Series 97
0.450% due 10/25/23 CZK 44,720 1,934
Deutsche Postbank Funding Trust III
0.248% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 274
Dominican Republic Government
International Bond
8.000% due 06/11/28 (Þ) DOP 400 6
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 400 558
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.011%)(Ê)(ƒ) EUR 100 105
Energias de Portugal SA
Series NC5
1.500% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.888%)(Ê) EUR 100 106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 114
Faurecia SE
2.375% due 06/15/27 EUR 100 110
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 100 109
Grifols SA
3.875% due 10/15/28 (Þ) EUR 100 109
Series REGS
2.250% due 11/15/27 EUR 384 419
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.149%)(Ê)(ƒ) EUR 100 103
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.882%)(Ê) EUR 100 111
Iliad SA
2.375% due 06/17/26 EUR 100 110
1.875% due 02/11/28 EUR 200 207
Indonesia Government International
Bond
Series FR67
8.750% due 02/15/44 IDR 466,000 38
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 34,521,000 2,688
Series FR72
8.250% due 05/15/36 IDR 14,429,000 1,113
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 112
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 100 107
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.274%)(Ê)(ƒ) EUR 250 262
Kleopatra Holdings 2 SCA
Series REGS
6.500% due 09/01/26 EUR 100 98
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.121%)(Ê)(ƒ) EUR 400 400
Lagarder SCA Bond Issuance
1.750% due 10/07/27 EUR 100 112
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 110
4.000% due 09/18/27 EUR 100 110
Malaysia Government International Bond
Series 0513
3.733% due 06/15/28 MYR 6,310 1,524
Marks & Spencer PLC
4.500% due 07/10/27 GBP 467 637
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109 119
Mexican Bonos

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series M 20
7.500% due 06/03/27 MXN 5,150 249
Series M
5.750% due 03/05/26 MXN 1,103 50
7.750% due 05/29/31 MXN 13,297 647
7.750% due 11/13/42 MXN 1,880 89
Nexi SpA
2.125% due 04/30/29 EUR 100 107
Nobel Bidco BV
Series REGS
3.125% due 06/15/28 EUR 100 105
Orsted A/S
1.750% due 12/09/99 (EURIBOR
ICE Swap Rate + 1.952%)(Ê(ƒ) EUR 100 112
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 1,160 310
6.350% due 08/12/28 PEN 2,335 630
6.900% due 08/12/37 PEN 3,620 947
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 276
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 112
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 22,010 1,322
Series 2032
8.250% due 03/31/32 ZAR 3,590 210
Series 2037
8.500% due 01/31/37 ZAR 2,000 111
Rexel SA
2.125% due 06/15/28 EUR 100 111
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100 1,178
Series 15YR
5.800% due 07/26/27 RON 1,100 258
Series 15Y
4.750% due 10/11/34 RON 510 107
Samhallsbyggnadsbolaget I Norden AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê)(ƒ) EUR 200 214
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 EUR 200 233
Smurfit Kappa Treasury ULC
1.500% due 09/15/27 EUR 113 132
SoftBank Group Corp.
4.000% due 04/20/23 EUR 100 114
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.977%)(Ê)(ƒ) EUR 300 339
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 2.616%)(Ê)(ƒ) EUR 200 208
Thailand Government Bond
3.625% due 06/16/23 THB 40,250 1,258
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 12/17/31 THB 11,550 341
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 206
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.744%)(Ê)(ƒ) EUR 200 241
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210 220
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.081%)(Ê)(ƒ) EUR 100 109
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.840%)(Ê)(ƒ) EUR 100 109
Verallia SA
1.625% due 05/14/28 EUR 100 111
1.875% due 11/10/31 EUR 100 109
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 950 1,212
Volvo Car AB
2.000% due 01/24/25 EUR 200 230
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 300 315
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30 EUR 150 156
35,419
United States Government Treasuries - 0.6%
United States Treasury Notes
0.750% due 12/31/23 250 248
0.625% due 12/31/27 5,841 5,486
5,734
Total Long-Term Investments
(cost $315,074) 311,953
Common Stocks - 49.7%
Consumer Discretionary - 6.2%
adidas AG 330 90
Afya, Ltd.
Class A
(Æ) 13,335 193
Aisin Seiki Co., Ltd. 20,600 750
Alibaba Group Holding, Ltd. (Æ) 59,900 940
Amazon.com, Inc. (Æ) 1,074 3,213
Aoyama Trading Co., Ltd. 26,500 156
Astra International Tbk PT 449,100 172
B&M European Value Retail SA 38,263 293
Barnes & Noble Education, Inc. (Æ) 47,449 286
Barratt Developments PLC 11,135 92
Bellway PLC 5,601 216
Best Buy Co., Inc. 823 82
BJ's Restaurants, Inc. (Æ) 19,555 588
Boyd Gaming Corp. 3,237 192
Caesars Entertainment, Inc. (Æ) 1,389 106

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caleres, Inc. 38,660 927
Canadian Tire Corp., Ltd. Class A 649 94
Carrols Restaurant Group, Inc. 178,026 440
Cary Group AB (Æ) 33,426 301
Celestica, Inc. (Æ) 87,346 1,087
Cie Generale des Etablissements
Michelin SCA
Class B
691 116
Citizen Watch Co., Ltd. 168,900 721
Cogeco Communications, Inc. 1,027 84
Columbia Sportswear Co. 967 90
Comcast Corp. Class A 8,829 441
Comet Holding AG 2,053 653
Continental AG 20,165 1,931
Costco Wholesale Corp. 945 477
Davide Campari-Milano NV(Æ) 66,352 830
Dechra Pharmaceuticals PLC 18,525 1,042
Dollar General Corp. 1,141 238
Dollar Tree, Inc.(Æ) 867 114
Dongfeng Motor Group Co., Ltd. Class H 1,002,000 883
DR Horton, Inc. 1,119 100
FactSet Research Systems, Inc. 230 97
Farfetch, Ltd. Class A(Æ) 40,857 887
Ferrari NV 452 104
Galaxy Entertainment Group, Ltd.(Æ) 110,000 640
Games Workshop Group PLC 3,503 377
Gap, Inc. (The) 14,747 266
Garmin, Ltd. 753 94
Geely Automobile Holdings, Ltd. 103,000 222
General Motors Co.(Æ) 22,350 1,179
Genuine Parts Co. 855 114
Gildan Activewear, Inc. Class A 2,550 102
Goodyear Tire & Rubber Co. (The)(Æ) 157,315 3,261
Grand Canyon Education, Inc.(Æ) 1,344 112
Great Wall Motor Co., Ltd. Class H 227,000 612
H&R Block, Inc. 38,534 881
Hermes International 172 258
Honda Motor Co., Ltd. 80,400 2,361
Howden Joinery Group PLC 10,826 119
Hyundai Mobis Co., Ltd. 444 87
Industria de Diseno Textil SA 2,588 78
J Front Retailing Co., Ltd. 26,300 236
JD.com, Inc.
Class A
(Æ) 2,733 102
Kering 1,770 1,322
Koito Manufacturing Co., Ltd. 40,361 2,028
Komeri Co., Ltd. 29,000 677
K's Holdings Corp. 27,000 265
Largan Precision Co., Ltd. 1,000 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lear Corp. 11,737 1,964
Linamar Corp. 1,833 102
LVMH Moet Hennessy Louis Vuitton
SE - ADR 430 354
MIPS AB 4,471 447
Moncler SpA 16,639 1,062
Moneysupermarket.com Group PLC 34,931 89
Nike, Inc. Class B 2,126 315
NIO, Inc. - ADR(Æ) 24,042 589
Nissan Motor Co., Ltd.(Æ) 69,300 369
nVent Electric PLC 37,031 1,281
O'Reilly Automotive, Inc. (Æ) 156 102
Pernod Ricard SA 3,806 813
Persimmon PLC Class A 2,179 71
Poshmark, Inc. Class A (Æ) 44,376 702
Puma SE 918 97
Ralph Lauren Corp. Class A 3,712 411
Sands China, Ltd. (Æ) 303,600 851
SGS SA 30 86
Shenzhou International Group Holdings,
Ltd. 31,600 584
Spectris PLC 2,215 101
Sumitomo Electric Industries, Ltd. 133,900 1,778
Takashimaya Co., Ltd. 28,300 269
Target Corp. 1,656 365
Teleperformance - GDR 3,990 1,503
Tencent Holdings, Ltd. 50,100 3,057
TJX Cos., Inc. (The) 4,013 289
Tractor Supply Co. 625 136
United Arrows, Ltd. 16,500 267
Wacoal Holdings Corp. 19,400 356
Walmart, Inc. 9,271 1,296
Walt Disney Co. (The) (Æ) 9,973 1,426
Weichai Power Co., Ltd. Class H 170,000 306
WW International, Inc. (Æ) 3,572 45
Xebio Holdings Co., Ltd. 21,700 171
XPeng, Inc. Class A (Æ) 35,900 621
Yamada Denki Co., Ltd. 186,700 631
Yum China Holdings, Inc. 2,495 120
Zillow Group, Inc. Class A (Æ) 27,432 1,368
58,886
Consumer Staples - 1.9%
Alimentation Couche-Tard, Inc. 4,142 167
Ambev SA 39,000 110
Astarta Holding NV 17,362 144
Carrefour SA 12,154 231
Casey's General Stores, Inc. 557 105
China Mengniu Dairy Co., Ltd. (Æ) 125,000 736

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chocoladefabriken Lindt & Spruengli
AG 9 105
Clorox Co. (The) 862 145
CP ALL PCL 59,600 113
Cranswick PLC 1,592 79
CVS Health Corp. 1,304 139
Dino Polska SA (Æ)(Þ) 12,136 934
Estee Lauder Cos., Inc. (The) Class A 457 142
First Resources, Ltd. 357,097 437
Flowers Foods, Inc. 4,515 127
Golden Agri-Resources, Ltd. 4,054,500 738
HelloFresh SE (Æ) 13,312 875
Ingredion, Inc. 1,425 135
Japan Tobacco, Inc. 119,500 2,396
Kao Corp. 20,600 1,031
Kernel Holding SA 26,409 338
Kirin Holdings Co., Ltd. 113,600 1,820
Koninklijke Ahold Delhaize NV 4,477 145
Kroger Co. (The) 5,619 245
KT&G Corp. 1,354 88
Lenta PLC
- GDR
(Æ) 105,913 236
LG Household & Health Care, Ltd. 119 97
Loblaw Cos., Ltd. 1,615 125
L'Oreal SA 884 378
Monster Beverage Corp. (Æ) 1,191 103
NH Foods, Ltd. 17,200 661
North West Co., Inc. (The) 5,276 145
PepsiCo, Inc. 911 158
Primo Water Corp. 24,424 408
Procter & Gamble Co. (The) 3,719 597
Saputo, Inc. - ADR 4,007 90
Spectrum Brands Holdings, Inc. 6,063 542
Thai Beverage PCL 1,435,161 698
Unilever PLC - ADR 29,634 1,524
Uni-President Enterprises Corp. 43,000 105
WH Group, Ltd. (Þ) 424,000 283
17,675
Energy - 1.9%
ABB, Ltd. 8,904 308
Capital Power Corp. 8,736 271
Cenovus Energy, Inc. 5,789 84
Chevron Corp. 4,901 644
China Datang Corp. Renewable Power
Co., Ltd. Class H 1,467,000 600
China Petroleum & Chemical Corp.
Class H 206,000 108
China Shenhua Energy Co., Ltd. Class H 114,500 283
Enterprise Products Partners, LP 17,306 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exxon Mobil Corp. 1,586 120
Fission Uranium Corp. (Æ) 322,389 195
Gazprom PJSC 359,853 1,547
Genus PLC 5,554 286
Japan Petroleum Exploration Co., Ltd. 4,600 109
Kinder Morgan, Inc. 62,368 1,083
Lukoil PJSC - ADR 6,788 609
NAC Kazatomprom JSC - GDR 23,476 747
National Energy Services Reunited
Corp. (Æ) 61,280 609
NexTier Oilfield Solutions, Inc. (Æ) 224,353 1,351
Petroleo Brasileiro SA - ADR 84,737 1,130
Pioneer Natural Resources Co. 5,683 1,244
PTT PCL 96,805 113
Range Resources Corp. (Æ) 26,106 503
Reliance Industries, Ltd. 33,490 1,071
Riyue Heavy Industry Co., Ltd. Class A 57,500 253
Schneider Electric SE 1,814 308
SM Energy Co. 45,092 1,479
Southwestern Energy Co. (Æ) 129,766 571
Targa Resources Corp. 13,198 780
Total SA 2,502 142
Xcel Energy, Inc. 16,413 1,143
18,100
Financial Services - 10.2%
3i Group PLC 6,299 117
Aedifica SA (ö) 1,266 151
Aflac, Inc. 3,110 195
AIA Group, Ltd. 144,200 1,498
Alliance Data Systems Corp. 2,474 171
Allianz SE 1,306 334
Allied Properties Real Estate Investment
Trust (ö) 6,133 216
Allstate Corp. (The) 864 104
Alpha Services and Holdings SA (Æ) 461,520 696
American International Group, Inc. 17,639 1,019
American Tower Corp. (ö) 903 227
Americold Realty Trust (ö) 8,921 254
Apartment Income REIT Corp. (ö) 5,315 281
Apple Hospitality REIT, Inc. (ö) 91,328 1,473
Arch Capital Group, Ltd. (Æ) 2,483 115
ARGAN SA (ö) 723 91
Assicurazioni Generali SpA 6,918 145
Assura PLC (ö) 164,537 148
Axis Bank, Ltd. (Æ) 55,600 578
Axis Capital Holdings, Ltd. 27,801 1,584
Baloise Holding AG 502 88
Banco Bradesco SA - ADR 86,854 373

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Central Asia Tbk PT 1,885,395 1,005
Bank Mandiri Persero Tbk PT 1,046,895 545
Bank of Hawaii Corp. 1,161 100
Bank Rakyat Indonesia Persero Tbk PT 3,829,200 1,086
BankUnited, Inc. 7,059 295
Berkshire Hathaway, Inc. Class B (Æ) 1,547 484
BlackRock, Inc. Class A 400 329
Blackstone Group, Inc. (The) Class A 12,794 1,688
Blucora, Inc. (Æ) 50,752 823
BOC Hong Kong Holdings, Ltd. 178,000 686
BOK Financial Corp. 1,063 109
Brewin Dolphin Holdings PLC 25,973 115
British Land Co. PLC (The) (ö) 15,096 113
Brixmor Property Group, Inc. (ö) 7,799 198
Brown & Brown, Inc. 1,705 113
Canadian Apartment Properties (ö) 2,623 115
Capitaland Investment, Ltd. (Æ) 72,600 185
CapitaLand Mall Trust Class A (ö) 124,919 180
Capitec Bank Holdings, Ltd. 841 111
Castellum AB 7,237 170
Catena AB 3,047 173
Cboe Global Markets, Inc. 790 94
CBRE Group, Inc. Class A 1,423 144
Chailease Holding Co., Ltd. 80,350 740
Charles Schwab Corp. (The) 20,704 1,816
Charter Hall Group - ADR (ö) 29,487 353
China Merchants Bank Co., Ltd. Class H 30,000 251
China Overseas Land & Investment, Ltd. 46,500 137
Chubb, Ltd. 850 168
Citigroup, Inc. 16,491 1,074
CK Asset Holdings, Ltd. 54,500 363
CNA Financial Corp. 2,282 105
Commerce Bancshares, Inc. 2,152 148
Credicorp, Ltd. (Ñ) 3,062 439
Credit Saison Co., Ltd. 99,400 1,113
CTBC Financial Holding Co., Ltd. 119,000 119
CTP NV (Þ) 4,839 98
Cullen/Frost Bankers, Inc. 1,824 257
Curo Group Holdings Corp. 51,300 735
Dai-ichi Life Holdings, Inc. 83,000 1,867
Daiwa House REIT Investment Corp. (ö) 30 89
DBS Group Holdings, Ltd. 32,430 849
Dexus Property Group (ö) 20,693 151
Digital Realty Trust, Inc. (ö) 3,753 560
Duke Realty Corp. (ö) 9,748 563
Dundee Corp.
Class A
(Æ) 82,535 101
eHealth, Inc. (Æ) 16,892 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS (ö) 283,119 51
Equinix, Inc. (Æ)(ö) 408 296
Equities AB 18,805 732
Essex Property Trust, Inc. (ö) 1,745 580
Etalon Group PLC - GDR 185,343 227
Extra Space Storage, Inc. (ö) 3,922 777
EZCORP, Inc. Class A (Æ) 94,175 562
Fabege AB 5,100 76
Fastighets AB Balder Class B (Æ) 1,851 122
Fidelity National Financial, Inc. 2,293 115
First American Financial Corp. 1,427 106
First Foundation, Inc. 38,134 997
FirstCash Holdings, Inc. 9,300 648
FirstRand, Ltd. 34,294 138
Frasers Logistics & Industrial Trust (ö) 87,500 89
GLP J-REIT (ö) 156 251
Goldman Sachs Group, Inc. (The) 3,319 1,177
Goodman Group (ö) 5,364 89
Grainger PLC 23,389 95
Granite Real Estate Investment Trust (ö) 1,410 107
Grupo Financiero Banorte SAB de CV
Class O 96,400 611
Hachijuni Bank, Ltd. (The) 34,500 127
Halyk Savings Bank of Kazakhstan JSC
- GDR 10,389 135
Hana Financial Group, Inc. 14,235 541
Hang Seng Bank, Ltd. 35,600 704
Hannover Rueck SE 471 94
Hanover Insurance Group, Inc. (The) 734 101
Hargreaves Lansdown PLC 4,880 88
Healthcare Trust of America, Inc. Class
A (ö) 5,855 191
Healthpeak Properties, Inc. (ö) 19,387 686
Highwoods Properties, Inc. (ö) 3,461 149
Hirogin Holdings, Inc. 43,300 252
Hong Kong Exchanges & Clearing, Ltd. 17,100 965
Hongkong Land Holdings, Ltd. 153,739 833
Host Hotels & Resorts, Inc. (ö) 23,644 410
Icade SA (ö) 1,767 127
ICICI Bank, Ltd. - ADR 114,638 2,491
IG Group Holdings PLC 16,517 182
Intact Financial Corp. 1,056 143
Invincible Investment Corp. (ö) 369 116
Invitation Homes, Inc. (ö) 10,320 433
Itau Unibanco Holding SA - ADR 122,656 579
Janus Henderson Group PLC 2,304 85
Japan Retail Fund Investment Corp. (ö) 178 150
Jones Lang LaSalle, Inc. (Æ) 1,136 285

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase & Co. 2,394 356
Kasikornbank PCL 138,600 625
KB Financial Group, Inc. 8,242 415
Keppel REIT (ö) 143,700 120
Kimco Realty Corp. (ö) 13,478 327
KKR & Co., Inc. Class A 11,724 834
Klepierre SA - GDR (ö) 7,892 209
Korean Reinsurance Co. 19,418 165
LEG Immobilien SE 1,652 218
Link Real Estate Investment Trust (ö) 51,400 441
London Stock Exchange Group PLC 7,942 776
LondonMetric Property PLC (ö) 80,097 288
LSR Group PJSC 33,861 288
LX Holdings Corp. (Æ) 1,012 8
M&T Bank Corp. 812 138
Manulife Financial Corp. 8,546 178
MarketAxess Holdings, Inc. 210 72
MasterCard, Inc.
Class A
4,158 1,607
MGIC Investment Corp. 6,384 97
Mirvac Group (ö) 111,894 209
Mitsubishi Estate Co., Ltd. 156,700 2,268
Mitsubishi UFJ Financial Group, Inc. 202,400 1,223
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 49,200 255
Mitsui Fudosan Co., Ltd. 20,000 428
Mitsui Fudosan Logistics Park, Inc. (ö) 24 118
Morningstar, Inc. 358 103
Moscow Exchange MICEX-RTS PJSC 38,229 72
MS&AD Insurance Group Holdings, Inc. 24,800 851
Neinor Homes SA (Æ)(Þ) 7,187 88
Nippon Building Fund, Inc. (ö) 33 191
Nishi-Nippon Financial Holdings, Inc. 55,100 390
NMI Holdings, Inc. Class A (Æ) 63,804 1,579
NN Group NV 1,884 106
Nomura Holdings, Inc. 108,300 478
Nomura Real Estate Holdings, Inc. 5,700 134
Nomura Real Estate Master Fund, Inc. (ö) 83 115
North Pacific Bank, Ltd. 104,100 227
Northern Trust Corp. 868 101
OTP Bank PLC (Æ) 7,153 415
Parkway Life Real Estate Investment
Trust (Æ)(ö) 47,200 168
Partners Group Holding AG 738 1,026
PayPal Holdings, Inc. (Æ) 8,929 1,535
Ping An Bank Co., Ltd. Class A 106,200 265
Popular, Inc. 13,092 1,167
Principal Financial Group, Inc. 1,469 107
Progressive Corp. (The) 992 108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prologis, Inc. (ö) 8,208 1,287
Prosperity Bancshares, Inc. 1,745 128
Prosus NV (Æ) 7,138 595
Prudential PLC 30,377 511
Public Bank BHD 115,300 116
Public Storage (ö) 5,115 1,834
Raymond James Financial, Inc. 1,034 109
Realty Income Corp. (ö) 8,442 586
Rexford Industrial Realty, Inc. (ö) 3,126 229
RMR Group, Inc. (The)
Class A
19,715 631
Sampo OYJ
Class A
1,933 96
Sanlam, Ltd. 23,224 96
Savills PLC 19,911 362
SBA Communications Corp. (ö) 923 300
Sberbank of Russia PJSC - ADR 172,102 1,050
Sculptor Capital Management, Inc. 44,163 866
Segro PLC (ö) 30,854 541
Simon Property Group, LP (ö) 6,472 953
Sino Land Co., Ltd. 62,000 80
Sirius Real Estate, Ltd. 98,404 172
SM Prime Holdings, Inc. 172,600 119
SoFi Technologies, Inc. (Æ)(Ñ) 114,736 1,432
Spirit Realty Capital, Inc. (ö) 3,346 159
Sprott, Inc. (Ñ) 7,334 258
Standard Bank Group, Ltd. 12,137 118
Sumitomo Mitsui Banking Corp. 71,900 2,583
Sumitomo Mitsui Trust Holdings, Inc. 51,700 1,793
Sun Communities, Inc. (ö) 2,299 434
Sun Hung Kai Properties, Ltd. 41,000 499
Sun Life Financial, Inc. 2,520 143
T. Rowe Price Group, Inc. 822 127
Tokyu Fudosan Holdings Corp. 17,300 95
Travelers Cos., Inc. (The) 593 99
Truist Financial Corp. 17,582 1,105
UDR, Inc. (ö) 14,060 799
Unibail-Rodamco-Westfield (Æ)(ö) 1,117 85
United Urban Investment Corp. (ö) 85 100
Ventas, Inc. (ö) 4,888 259
VGP NV 394 112
VICI Properties, Inc. (Ñ)(ö) 6,458 185
Visa, Inc.
Class A
1,451 328
Vonovia SE 12,872 729
Voya Financial, Inc. 6,097 414
VTB Bank PJSC 294,650,000 167
Welltower, Inc. (ö) 7,235 627
Western Alliance Bancorp 9,145 907
Weyerhaeuser Co. (ö) 3,195 129

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 63,000 299
Wihlborgs Fastigheter AB 4,371 90
Woori Financial Group, Inc. 91,041 1,113
Workspace Group PLC (ö) 13,320 152
Yellow Cake PLC (Æ)(Þ) 81,402 353
Zurich Insurance Group AG 261 125
96,265
Health Care - 3.2%
3SBio, Inc.
Class A
(Æ)(Þ) 6,000 5
Abbott Laboratories 2,846 363
AbbVie, Inc. 3,344 458
AddLife AB
Class B
16,024 461
Agilent Technologies, Inc. 1,571 219
Amgen, Inc. 1,383 314
Antares Pharma, Inc. (Æ) 82,282 277
Anthem, Inc. (Æ) 251 111
AstraZeneca PLC 1,236 143
BICO Group AB (Æ) 11,799 236
Boston Scientific Corp. (Æ) 2,198 94
Bristol-Myers Squibb Co. 2,964 192
Cerner Corp. 1,356 124
Chemed Corp. 95 45
ChemoMetec A/S 5,357 554
Cigna Corp. 624 144
Coloplast A/S Class B 778 113
DexCom, Inc. (Æ) 1,509 650
Edwards Lifesciences Corp. (Æ) 960 105
Encompass Health Corp. (Æ) 1,342 83
EssilorLuxottica SA 707 134
Evotec SE (Æ) 20,277 812
Exact Sciences Corp. (Æ) 18,869 1,441
Glenmark Life Sciences, Ltd. 11,314 87
Globus Medical, Inc. Class A (Æ) 1,215 81
H.U. Group Holdings, Inc. 17,400 441
Henry Schein, Inc. (Æ) 1,242 94
Humana, Inc. 206 81
Illumina, Inc. (Æ) 2,134 744
Intuitive Surgical, Inc. (Æ) 4,143 1,177
Japan Lifeline Co., Ltd. 52,900 464
Johnson & Johnson 9,279 1,599
Koninklijke Philips NV 2,328 77
KYORIN Holdings, Inc. 43,300 688
Lantheus Holdings, Inc. (Æ) 41,940 1,066
Lifco AB (Æ) 17,387 406
Lonza Group AG 1,153 793
Masimo Corp. (Æ) 169 37
Medtronic PLC 1,052 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merck & Co., Inc. 18,864 1,537
Novartis AG 4,937 429
Novo Nordisk A/S Class B 15,317 1,533
Orion OYJ Class B 1,902 77
Pacira BioSciences, Inc. (Æ) 11,206 703
Pfizer, Inc. 7,099 374
Pharmaron Beijing Co., Ltd. Class H (Þ) 17,600 223
PolyPeptide Group AG (Æ)(Þ) 5,467 546
Regeneron Pharmaceuticals, Inc. (Æ) 170 103
ResMed, Inc. 401 92
Roche Holding AG 1,118 440
Sawai Group Holdings Co., Ltd. 14,800 560
Shanghai MicroPort MedBot Group Co.,
Ltd. (Æ) 31,000 190
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 17,849 909
Siemens Healthineers AG (Þ) 12,489 796
Straumann Holding AG 312 516
Stryker Corp. 1,057 262
Suzuken Co., Ltd. 30,300 898
Takeda Pharmaceutical Co., Ltd. 49,900 1,445
Thermo Fisher Scientific, Inc. 270 157
Toho Holdings Co., Ltd. 25,900 406
UCB SA 1,074 107
UnitedHealth Group, Inc. 1,271 601
Universal Health Services, Inc. Class B 622 81
Viatris, Inc. 52,311 783
West Pharmaceutical Services, Inc. 442 174
WuXi AppTec Co., Ltd. Class H (Þ) 28,700 412
Wuxi Biologics (Cayman), Inc. (Æ)(Þ) 97,000 953
30,329
Materials and Processing - 7.1%
AddTech AB
Class B
32,647 607
Aluminum Corp. of China, Ltd. Class
H (Æ) 1,528,000 798
AngloGold Ashanti, Ltd. - ADR 40,934 760
Anhui Conch Cement Co., Ltd. Class H 237,000 1,253
Artemis Gold, Inc. (Æ) 51,884 265
Atlas Arteria, Ltd. 188,124 875
Avia Avian Tbk PT (Æ) 11,471,670 694
Baoshan Iron & Steel Co., Ltd. Class A 591,763 657
Bear Creek Mining Corp. (Æ) 109,903 99
Cameco Corp. Class A 52,220 1,015
Carel Industries SpA (Þ) 15,208 366
CCR SA 183,900 450
Cemex SAB de CV - ADR (Æ) 91,052 557
Centerra Gold, Inc. 124,424 1,004
China Youran Dairy Group, Ltd. (Æ)(Þ) 189,000 105

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Copart, Inc. (Æ) 828 107
Cornerstone Building Brands, Inc. (Æ) 106,428 1,570
Denka Co., Ltd. 49,600 1,735
DowDuPont, Inc. 19,255 1,475
Eastman Chemical Co. 20,138 2,395
Fastenal Co. 1,925 109
Ferguson PLC 878 138
Freeport-McMoRan, Inc. 20,106 748
Fresnillo PLC 50,929 428
Gabriel Resources, Ltd. (Æ) 1,483,278 233
Geberit AG 135 92
General Electric Co. 8,473 801
Getlink SE 81,960 1,293
Gold Fields, Ltd. - ADR 34,752 369
Graphic Packaging Holding Co. 33,608 636
Harmony Gold Mining Co., Ltd. - ADR 45,149 162
Hokuetsu Corp. 69,300 458
Huntsman Corp. 99,101 3,551
IAMGOLD Corp. (Æ) 40,192 97
IMI PLC 5,896 132
Impala Platinum Holdings, Ltd. 33,072 507
International Paper Co. 16,621 802
International Tower Hill Mines, Ltd. (Æ) 104,920 77
ISS A/S (Æ) 67,309 1,264
Ivanhoe Mines, Ltd. Class A (Æ) 28,878 247
JELD-WEN Holding, Inc. (Æ) 14,454 341
JFE Holdings, Inc. 69,300 889
Koninklijke DSM NV 5,691 1,072
Kuraray Co., Ltd. 73,100 656
Lanxess AG 8,751 528
LG Chem, Ltd. 1,710 918
MHP SE - GDR 69,777 454
MMG, Ltd. (Æ) 64,000 21
Mosaic Co. (The) 32,634 1,304
Muyuan Foods Co., Ltd. Class A 40,774 350
Newcrest Mining, Ltd. 101,870 1,568
NexGen Energy, Ltd. (Æ) 102,743 423
Nine Dragons Paper Holdings, Ltd. 383,000 382
Nippon Steel Corp. 141,700 2,300
Northern Dynasty Minerals, Ltd. (Æ)(Ñ) 418,276 127
NovaGold Resources, Inc. (Æ) 39,070 258
NSK, Ltd. 115,800 789
Oji Holdings Corp. 28,200 149
Owens Corning 11,569 1,026
Pan American Silver Corp. 18,223 394
Petronas Chemicals Group BHD 309,766 658
Polymetal International PLC 18,871 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Polyus PJSC - GDR 8,682 681
Richelieu Hardware, Ltd. 3,323 131
Royal Gold, Inc. 6,471 657
Safestore Holdings PLC (ö) 13,536 231
Seabridge Gold, Inc. (Æ) 50,412 808
Semen Indonesia Persero Tbk PT 449,746 212
Sika AG 1,228 430
Timken Co. (The) 32,360 2,162
Toray Industries, Inc. 197,800 1,257
Trane Technologies PLC 546 95
Tronox Holdings PLC Class A 71,706 1,628
Turquoise Hill Resources, Ltd. (Æ) 76,936 1,346
UltraTech Cement, Ltd. 9,444 916
Univar Solutions, Inc. - ADR (Æ) 193,927 5,138
Vale SA Class B - ADR 68,762 1,044
Valmont Industries, Inc. 496 108
Valvoline, Inc. 27,655 911
Venator Materials PLC (Æ) 193,959 469
Watsco, Inc. 384 109
Westrock Co. 72,528 3,348
Wheaton Precious Metals Corp. 24,715 997
Zijin Mining Group Co., Ltd. Class H 366,000 472
66,959
Producer Durables - 5.8%
3M Co. 1,343 223
Adecco Group AG 1,490 71
Aecon Group, Inc. 9,101 124
Aena SME SA (Æ)(Þ) 16,883 2,741
Aeroports de Paris (Æ) 7,697 1,042
Air Transport Services Group, Inc. (Æ) 6,892 185
Altus Group, Ltd. 5,283 254
Ametek, Inc. 1,198 164
AO Smith Corp. 1,431 109
Atlantia SpA (Æ) 60,285 1,117
Atlas Copco AB (Æ) 4,361 256
Auckland International Airport, Ltd. (Æ) 114,395 542
Aurizon Holdings, Ltd. 274,363 688
Automatic Data Processing, Inc. 1,678 346
Azul SA - ADR (Æ) 24,647 408
Canadian National Railway Co. 3,228 393
Cathay Pacific Airways, Ltd. (Æ) 478,000 398
CH Robinson Worldwide, Inc. 1,078 113
Charoen Pokphand Foods PCL 732,800 558
Cintas Corp. 253 99
CK Hutchison Holdings, Ltd. Class B 76,500 542
CSX Corp. 6,664 228
Cummins, Inc. 757 167

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daqin Railway Co., Ltd. Class A 547,800 570
Delta Air Lines, Inc. (Æ) 8,122 322
Deutsche Post AG 5,604 334
DL E&C Co., Ltd. 776 76
Donaldson Co., Inc. 1,575 88
Dover Corp. 805 137
DSV Panalpina A/S 4,134 841
East Japan Railway Co. 20,000 1,145
Eaton Corp. PLC 44 7
Emerson Electric Co. 2,338 215
Epiroc AB Class A 57,722 1,226
Equinox Gold Corp. (Æ) 60,640 348
Expeditors International of Washington,
Inc. 1,217 139
Faurecia SE 49,720 2,158
Finning International, Inc. 3,859 108
Flughafen Zurich AG (Æ) 6,514 1,202
Fukuda Corp. 2,600 97
Gentex Corp. 2,649 83
Grupo Aeroportuario del Sureste SAB de
CV Class B 67,870 1,375
Guangshen Railway Co., Ltd. Class H (Æ) 1,214,000 214
Hankook Technology Group Co., Ltd. 16,862 183
Hexagon AB (Æ) 7,001 95
Hubbell, Inc. Class B 626 117
IDEX Corp. 59 13
JD Logistics, Inc. (Æ)(Þ) 179,700 536
JGC Holdings Corp. 126,200 1,242
Jiangsu Expressway Co., Ltd. Class H 586,000 613
JTEKT Corp. 18,100 158
Kajima Corp. 86,600 1,047
Kamigumi Co., Ltd. 11,000 212
KBR, Inc. 15,200 660
Keysight Technologies, Inc. (Æ) 682 115
Kirby Corp. (Æ) 15,436 1,006
Kone OYJ Class B 2,018 132
Landstar System, Inc. 604 97
Larsen & Toubro, Ltd. 34,724 897
Lincoln Electric Holdings, Inc. 715 91
Lockheed Martin Corp. 1,660 646
Luks Group Vietnam Holdings Co., Ltd. 468,000 78
Meitec Corp. 8,200 480
Mitsubishi Corp. 59,700 2,027
Mitsui & Co., Ltd. 21,200 530
MSC Industrial Direct Co., Inc. Class A 1,143 93
Nestle SA 2,817 363
NGK Spark Plug Co., Ltd. 167,153 2,847
Norfolk Southern Corp. 701 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Obayashi Corp. 52,000 421
Old Dominion Freight Line, Inc. 408 123
Organo Corp. 2,300 168
Orient Overseas International, Ltd. 40,000 989
OSG Corp. 35,200 619
Pacific Basin Shipping, Ltd. 1,299,000 553
Park24 Co., Ltd. (Æ) 37,400 566
Paychex, Inc. 2,224 262
Promotora y Operadora de
Infraestructura SAB de CV 42,453 310
Pyeong Hwa Automotive Co., Ltd. 8,879 68
Randstad NV 1,284 84
Republic Services, Inc. Class A 3,678 470
Rheinmetall AG 27,561 2,859
Rotork PLC 20,418 94
S4 Capital PLC (Æ) 72,176 505
Sandvik AB 3,649 96
Seiko Epson Corp. 65,100 1,013
Seino Holdings Co., Ltd. 21,300 212
Shanghai International Airport Co., Ltd.
Class A (Æ) 74,019 588
SKF AB Class B 3,689 81
Square, Inc. Class A (Æ) 8,394 1,027
Stanley Electric Co., Ltd. 12,900 302
Stantec, Inc. 2,354 125
Steelcase, Inc. Class A 53,467 660
Stolt-Nielsen, Ltd. Class A 17,683 321
Sumitomo Heavy Industries, Ltd. 19,900 523
Suofeiya Home Collection Co., Ltd.
Class A 66,400 228
Transurban Group - ADR (Æ) 288,157 2,546
Tsakos Energy Navigation, Ltd. (Ñ) 18,442 136
Vectrus, Inc. (Æ) 18,918 870
Vinci SA 8,480 928
WEG SA 13,500 82
West Japan Railway Co. 9,400 395
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 80,589 917
Zhejiang Expressway Co., Ltd. Class H 120,000 103
ZTO Express, Inc. - ADR 3,735 112
55,278
Technology - 8.6%
Accenture PLC Class A 1,344 475
Activision Blizzard, Inc. 3,042 240
Adobe, Inc. (Æ) 2,400 1,282
Airbnb, Inc. Class A (Æ) 3,935 606
Alphabet, Inc. Class A (Æ) 825 2,233
Alphabet, Inc. Class C (Æ) 611 1,658

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alps Alpine Co., Ltd. 45,500 497
Amdocs, Ltd. 3,646 277
Amphenol Corp. Class A 2,064 164
Analog Devices, Inc. 1,823 299
Apple, Inc. 25,272 4,417
ASE Technology Holding Co., Ltd. 136,000 502
ASML Holding NV 2,116 1,447
Assa Abloy AB Class B 8,279 227
Asustek Computer, Inc. 8,000 104
Atos SE 226,370 8,079
Autodesk, Inc. (Æ) 3,548 886
AutoStore Holdings, Ltd. (Æ) 98,517 278
Avnet, Inc. 56,896 2,296
BE Semiconductor Industries NV 12,158 1,030
Bechtle AG 9,614 572
CACI International, Inc. Class A (Æ) 363 90
Cadence Design Systems, Inc. (Æ) 772 117
CDW Corp. 630 119
Ciena Corp. (Æ) 1,860 123
Cisco Systems, Inc. 34,298 1,909
Cognizant Technology Solutions Corp.
Class A 2,834 242
CommScope Holding Co., Inc. (Æ) 83,591 785
Computacenter PLC 2,793 100
Cosel Co., Ltd. 12,200 87
Delta Electronics, Inc. 14,000 136
Dolby Laboratories, Inc. Class A 1,170 103
Eizo Corp. 8,700 300
Electrocomponents PLC 6,692 101
EPAM Systems, Inc. (Æ) 286 136
F5 Networks, Inc. (Æ) 588 122
FANUC Corp. 6,200 1,227
Fortnox AB 51,210 262
Genpact, Ltd. 3,009 150
Hon Hai Precision Industry Co., Ltd. 328,000 1,220
Infineon Technologies AG - ADR 31,664 1,293
Infosys, Ltd. - ADR 73,541 1,733
Infrastrutture Wireless Italiane SpA (Þ) 46,498 501
Inspired Entertainment, Inc. (Æ) 40,697 525
Intel Corp. 5,119 250
Intuit, Inc. 454 252
Jack Henry & Associates, Inc. 344 58
LG Corp. Class H 4,867 303
Mabuchi Motor Co., Ltd. 12,400 391
Maxar Technologies, Inc. 50,282 1,308
MediaTek, Inc. 13,000 507
Meta Platforms, Inc. Class A (Æ) 8,530 2,672
Micron Technology, Inc. 10,107 832
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp. 13,452 4,183
NAVER Corp. 825 219
NCR Corp. (Æ) 24,892 947
Netcompany Group A/S (Þ) 8,003 587
NetEase, Inc. 59,300 1,223
Otsuka Corp. 3,800 154
Pinterest, Inc. Class A (Æ) 55,468 1,640
Qorvo, Inc. (Æ) 556 76
Quantum Corp. (Æ) 89,582 451
Rambus, Inc. (Æ) 15,653 395
Rightmove PLC 10,264 90
Salesforce.com, Inc. (Æ) 349 81
Samsung Electro-Mechanics Co., Ltd. 672 102
Samsung Electronics Co., Ltd. 40,622 2,516
SAP SE - ADR 2,522 312
ServiceNow, Inc. (Æ) 1,411 827
Shopify, Inc. Class A (Æ) 1,354 1,306
SK Hynix, Inc. 25,835 2,687
Snap, Inc. Class A (Æ) 47,102 1,533
Snowflake, Inc. Class A (Æ) 2,764 763
Softcat PLC 44,312 984
Spirent Communications PLC 25,096 84
Synopsys, Inc. (Æ) 358 111
Taiwan Semiconductor Manufacturing
Co., Ltd. 312,000 7,106
TeamViewer AG (Æ)(Þ) 18,320 276
Telkom Indonesia Persero Tbk PT 453,900 133
Texas Instruments, Inc. 1,971 354
Trip.com Group, Ltd. (Æ) 22,050 581
Twilio, Inc. Class A (Æ) 7,196 1,483
Twitter, Inc. (Æ) 26,257 985
Tyler Technologies, Inc. (Æ) 200 95
Uber Technologies, Inc. (Æ) 42,684 1,596
Wiwynn Corp. 22,000 808
Worldline SA (Æ)(Þ) 12,983 631
Yageo Corp. 29,000 490
81,332
Utilities - 4.8%
Alliant Energy Corp. 8,115 486
America Movil SAB de CV 263,700 248
AT&T, Inc. 62,251 1,587
Atmos Energy Corp. 5,053 542
Avangrid, Inc. 1,960 92
Avista Corp. 5,841 260
Bharti Airtel, Ltd. (Æ) 152,438 1,495
California Resources Corp. 7,404 316
CenterPoint Energy, Inc. 11,501 326

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Centrais Eletricas Brasileiras SA 113,881 757
Cheniere Energy, Inc. 15,210 1,702
China Communications Services Corp.,
Ltd. Class H 1,968,886 1,053
China Gas Holdings, Ltd. 293,000 497
China Resources Gas Group, Ltd. 172,000 860
Chunghwa Telecom Co., Ltd. 30,000 127
CLP Holdings, Ltd. 34,500 345
Dominion Energy, Inc. 38,518 3,107
DT Midstream, Inc. 12,095 625
Electricite de France SA 76,977 736
Elisa OYJ 1,587 93
Emera, Inc. (Ñ) 8,774 416
Enbridge, Inc. 20,022 846
Entergy Corp. 4,493 502
Evergy, Inc. 3,726 242
Eversource Energy (Æ) 8,283 741
Exelon Corp. 5,589 324
Federal Grid Co. Unified Energy System
PJSC 381,588,279 707
FirstEnergy Corp. 15,526 651
Guangdong Investment, Ltd. 358,000 510
Hera SpA 47,960 199
Iberdrola SA 158,795 1,834
Inpex Corp. 43,700 439
International Business Machines Corp. 7,253 969
KDDI Corp. 36,700 1,166
Korea Electric Power Corp. - ADR 18,155 157
Korea Electric Power Corp. 23,338 404
KT Corp. 16,369 431
KT Corp. - ADR 82,214 1,065
LG Uplus Corp. 68,708 745
MEG Energy Corp. Class A (Æ) 38,575 459
National Fuel Gas Co. 1,793 109
NextEra Energy, Inc. 34,758 2,715
Nippon Telegraph & Telephone Corp. 65,100 1,855
Osaka Gas Co., Ltd. 41,200 700
Pembina Pipeline Corp. 38,254 1,215
Pinnacle West Capital Corp. 5,874 409
Power Assets Holdings, Ltd. 16,000 98
RingCentral, Inc. Class A (Æ) 9,356 1,651
Rubis SCA 19,713 636
RusHydro PJSC 104,654,642 995
Scottish & Southern Energy PLC 40,978 875
Sempra Energy 11,121 1,536
Severn Trent PLC Class H 12,314 477
Snam Rete Gas SpA 18,960 106
TC Energy Corp. (Æ) 17,206 888
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telecom Plus PLC 6,661 135
TELUS Corp. 6,035 142
T-Mobile USA, Inc. (Æ) 2,235 242
Tokyo Gas Co., Ltd. 123,100 2,487
Verizon Communications, Inc. 7,720 411
45,743
Total Common Stocks
(cost $429,734) 470,567
Preferred Stocks - 0.7%
Consumer Discretionary - 0.0%
Hyundai Motor Co.
5.776% (Ÿ) 6,005 484
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.872% (Ÿ) 1,031 84
Financial Services - 0.6%
AMG Capital Trust II
5.150% due 10/15/37(¢) 15,419 848
Bank of America Corp
7.250% (¢) 1,972 2,777
Itau Unibanco Holding SA
2.979% (Ÿ) 19,800 94
New York Community Capital Trust V
6.000% due 11/01/51(¢) 13,924 715
Wells Fargo & Co.
7.500% (¢) 930 1,324
5,758
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.375% (Ÿ) 1,059 61
Technology - 0.0%
Samsung Electronics Co., Ltd.
2.203% (Ÿ) 1,729 97
Utilities - 0.1%
Raizen Energia SA (Æ)
0.621% (Ÿ) 433,600 525
Total Preferred Stocks
(cost $6,778) 7,009
Options Purchased - 12.5%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Feb 2022 101.63
Call (1) USD 12,000 (ÿ) 738
JPMorgan Chase Feb 2022 103.19
Call (1) USD 10,000 (ÿ) —
JPMorgan Chase Feb 2022 104.88
Call (1) USD 21,000 (ÿ) —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00 Call
(1) 6,683 (ÿ) 604
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00 Call
(1) 10,587 (ÿ) 723
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,925, 10/04/54)
Bank of America Oct 2024 0.00 Call
(1) 9,926 (ÿ) 799
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00 Call
(1) 4,269 (ÿ) 495
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00 Call
(1) 3,152 (ÿ) 150
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00 Call
(1) 14,580 (ÿ) 862
(Bank of America, USD 2.090%/USD 3
Month LIBOR, USD 6,899, 06/12/55)
Bank of America Jun 2025 0.00 Call
(1) 6,899 (ÿ) 927
(Bank of America, USD 1.551%/USD 3
Month LIBOR, USD 10,851, 09/26/49)
Bank of America Sep 2029 0.00 Call
(1) 10,852 (ÿ) 780
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,719, 09/27/49)
Bank of America Sep 2029 0.00 Call
(1) 10,720 (ÿ) 953
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00 Call
(1) 7,146 (ÿ) 666
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/21/39)
Bank of America Sep 2029 0.00 Call
(1) 13,234 (ÿ) 691
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/27/39)
Bank of America Sep 2029 0.00 Call
(1) 19,851 (ÿ) 1,147
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,507, 06/19/60)
Bank of America Jun 2030 0.00 Call
(1) 2,508 (ÿ) 267
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00 Call
(1) 3,905 (ÿ) 412
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,290, 06/19/40)
Bank of America Jun 2030 0.00 Call
(1) 6,291 (ÿ) 267
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 23,151, 09/19/50)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2030 0.00 Call
(1) 23,152 (ÿ) 1,813
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00 Call
(1) 44,009 (ÿ) 2,001
(Bank of America, USD 2.150%/USD 3
Month LIBOR, USD 6,899, 06/12/51)
Bank of America Jun 2031 0.00 Call
(1) 6,899 (ÿ) 933
(Bank of America, USD 2.280%/USD 3
Month LIBOR, USD 12,402, 06/12/41)
Bank of America Jun 2031 0.00 Call
(1) 12,403 (ÿ) 987
(Bank of America, USD 1.943%/USD 3
Month LIBOR, USD 19,807, 09/17/41)
Bank of America Sep 2031 0.00 Call
(1) 19,808 (ÿ) 1,315
(Bank of America, USD 2.013%/USD 3
Month LIBOR, USD 64,531, 09/10/41)
Bank of America Sep 2031 0.00 Call
(1) 64,531 (ÿ) 4,449
(Bank of America, USD 1.865%/USD 3
Month LIBOR, USD 19,253, 01/14/42)
Bank of America Jan 2032 0.00 Call
(1) 19,253 (ÿ) 1,451
(Citigroup, USD 1.370%/USD 3 Month
LIBOR, USD 15,995, 03/31/32)
Citigroup Mar 2022 0.00 Call (1) 15,995 (ÿ) 51
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ) 921
(Citigroup, USD 1.650%/USD 3 Month
LIBOR, USD 7,310, 01/07/52)
Citigroup Jan 2032 0.00 Call (1) 7,310 (ÿ) 893
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 3,956 (ÿ) 588
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 11,043, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 11,044 (ÿ) 1,112
(Goldman Sachs, USD 1.557%/USD 3
Month LIBOR, USD 2,533, 02/10/32)
Goldman Sachs Feb 2022 0.00 Call
(1) 2,533 (ÿ) —
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,440, 09/24/54)
Goldman Sachs Sep 2024 0.00 Call
(1) 3,441 (ÿ) 229
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,925, 09/26/54)
Goldman Sachs Sep 2024 0.00 Call
(1) 9,926 (ÿ) 810
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00 Call
(1) 13,234 (ÿ) 1,127
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/27/54)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2024 0.00 Call
(1) 13,234 (ÿ) 1,143
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,925, 10/07/54)
Goldman Sachs Oct 2024 0.00 Call
(1) 9,926 (ÿ) 765
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00 Call
(1) 6,617 (ÿ) 541
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,626, 06/18/55)
Goldman Sachs Jun 2025 0.00 Call
(1) 2,627 (ÿ) 126
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 21,552, 09/19/55)
Goldman Sachs Sep 2025 0.00 Call
(1) 21,552 (ÿ) 1,268
(Goldman Sachs, USD 2.465%/USD 3
Month LIBOR, USD 9,392, 03/23/56)
Goldman Sachs Mar 2026 0.00 Call
(1) 9,393 (ÿ) 1,827
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 6,080, 03/20/56)
Goldman Sachs Mar 2026 0.00 Call
(1) 6,081 (ÿ) 1,196
(Goldman Sachs, USD 1.732%/USD 3
Month LIBOR, USD 10,492, 01/21/57)
Goldman Sachs Jan 2027 0.00 Call (1) 10,493 (ÿ) 1,492
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,321, 09/27/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 19,322 (ÿ) 939
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 19,851 (ÿ) 1,009
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 13,234 (ÿ) 699
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,542, 10/15/39)
Goldman Sachs Oct 2029 0.00 Call
(1) 16,543 (ÿ) 916
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,935, 06/06/50)
Goldman Sachs Jun 2030 0.00 Call
(1) 7,936 (ÿ) 627
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00 Call
(1) 10,848 (ÿ) 481
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 4,424, 02/05/61)
Goldman Sachs Feb 2031 0.00 Call
(1) 4,425 (ÿ) 706
(JPMorgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00 Call
(1) 10,587 (ÿ) 1,116
(JPMorgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,263, 10/19/49)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Oct 2029 0.00 Call
(1) 9,264 (ÿ) 925
(JPMorgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00 Call
(1) 4,513 (ÿ) 536
(JPMorgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Call
(1) 2,365 (ÿ) 101
(JPMorgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,669, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Call
(1) 6,670 (ÿ) 296
(JPMorgan, USD 2.426%/USD 3 Month
LIBOR, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00 Call
(1) 11,026 (ÿ) 939
(Morgan Stanley, USD 1.832%/USD 3
Month LIBOR, USD 19,347, 01/07/42)
Morgan Stanley Jan 2032 0.00 Call (1) 19,348 (ÿ) 1,390
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00 Put
(1) 6,683 (ÿ) 799
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00 Put
(1) 10,587 (ÿ) 1,620
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,925, 10/04/54)
Bank of America Oct 2024 0.00 Put
(1) 9,926 (ÿ) 1,328
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00 Put
(1) 4,269 (ÿ) 475
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00 Put
(1) 3,152 (ÿ) 803
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00 Put
(1) 14,580 (ÿ) 3,157
(Bank of America, USD 3 Month LIBOR/
USD 2.090%, USD 6,899, 06/12/55)
Bank of America Jun 2025 0.00 Put
(1) 6,899 (ÿ) 728
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,851, 09/26/49)
Bank of America Sep 2029 0.00 Put
(1) 10,852 (ÿ) 1,551
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,719, 09/27/49)
Bank of America Sep 2029 0.00 Put
(1) 10,720 (ÿ) 1,281
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00 Put
(1) 7,146 (ÿ) 819
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/21/39)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2029 0.00 Put
(1) 13,234 (ÿ) 933
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/26/39)
Bank of America Sep 2029 0.00 Put
(1) 19,851 (ÿ) 1,282
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,507, 06/19/60)
Bank of America Jun 2030 0.00 Put
(1) 2,508 (ÿ) 630
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00 Put
(1) 3,905 (ÿ) 978
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,290, 06/19/40)
Bank of America Jun 2030 0.00 Put
(1) 6,291 (ÿ) 711
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 23,151, 09/19/50)
Bank of America Sep 2030 0.00 Put
(1) 23,152 (ÿ) 4,310
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00 Put
(1) 44,009 (ÿ) 4,767
(Bank of America, USD 3 Month LIBOR/
USD 2.150%, USD 6,899, 06/12/51)
Bank of America Jun 2031 0.00 Put
(1) 6,899 (ÿ) 787
(Bank of America, USD 3 Month LIBOR/
USD 2.280%, USD 12,402, 06/12/41)
Bank of America Jun 2031 0.00 Put
(1) 12,403 (ÿ) 848
(Bank of America, USD 3 Month LIBOR/
USD 1.943%, USD 19,807, 09/17/41)
Bank of America Sep 2031 0.00 Put
(1) 19,808 (ÿ) 1,609
(Bank of America, USD 3 Month LIBOR/
USD 2.013%, USD 64,531, 09/10/41)
Bank of America Sep 2031 0.00 Put
(1) 64,531 (ÿ) 5,059
(Bank of America, USD 3 Month LIBOR/
USD 1.865%, USD 19,253, 01/14/42)
Bank of America Jan 2032 0.00 Put
(1) 19,253 (ÿ) 1,443
(Citigroup, USD 3 Month LIBOR/USD
1.370%, USD 15,995, 03/31/32)
Citigroup Mar 2022 0.00 Put (1) 15,995 (ÿ) 465
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ) 1,290
(Citigroup, USD 3 Month LIBOR/USD
1.600%, USD 7,310, 01/07/52)
Citigroup Jan 2032 0.00 Put (1) 7,310 (ÿ) 945
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 3,956 (ÿ) 608
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 11,043, 03/20/51)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup Mar 2041 0.00 Put (1) 11,044 (ÿ) 848
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.557%, USD 2,533, 02/10/32)
Goldman Sachs Feb 2022 0.00 Put (1) 2,533 (ÿ) 73
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,440, 09/24/54)
Goldman Sachs Sep 2024 0.00 Put (1) 3,441 (ÿ) 533
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,925, 09/26/54)
Goldman Sachs Sep 2024 0.00 Put (1) 9,926 (ÿ) 1,304
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00 Put (1) 13,234 (ÿ) 1,680
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.791%, USD 13,234, 09/27/54)
Goldman Sachs Sep 2024 0.00 Put (1) 13,234 (ÿ) 1,656
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,925, 10/07/54)
Goldman Sachs Oct 2024 0.00 Put (1) 9,926 (ÿ) 1,378
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00 Put (1) 6,617 (ÿ) 877
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,626, 06/18/55)
Goldman Sachs Jun 2025 0.00 Put (1) 2,627 (ÿ) 669
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 21,552, 09/19/55)
Goldman Sachs Sep 2025 0.00 Put (1) 21,553 (ÿ) 4,972
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 9,392, 03/23/56)
Goldman Sachs Mar 2026 0.00 Put (1) 9,393 (ÿ) 779
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 6,080, 03/20/56)
Goldman Sachs Mar 2026 0.00 Put (1) 6,081 (ÿ) 498
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.734%, USD 10,492, 01/21/57)
Goldman Sachs Jan 2027 0.00 Put (1) 10,493 (ÿ) 1,386
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,321, 09/27/39)
Goldman Sachs Sep 2029 0.00 Put (1) 19,322 (ÿ) 1,450
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00 Put (1) 19,851 (ÿ) 1,436
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00 Put (1) 13,234 (ÿ) 925
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,542, 10/15/39)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Oct 2029 0.00 Put (1) 16,543 (ÿ) 1,112
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,935, 06/06/50)
Goldman Sachs Jun 2030 0.00 Put (1) 7,936 (ÿ) 1,434
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00 Put (1) 10,848 (ÿ) 1,180
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 4,424, 02/05/61)
Goldman Sachs Feb 2031 0.00 Put (1) 4,425 (ÿ) 754
(JPMorgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00 Put
(1) 10,587 (ÿ) 1,082
(JPMorgan, USD 3 Month LIBOR/USD
1.976%, USD 9,263, 10/19/49)
JPMorgan Chase Oct 2029 0.00 Put
(1) 9,264 (ÿ) 998
(JPMorgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00 Put
(1) 4,513 (ÿ) 534
(JPMorgan, USD 3 Month LIBOR/USD
1.268%, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Put
(1) 2,365 (ÿ) 265
(JPMorgan, USD 3 Month LIBOR/USD
1.322%, USD 6,669, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Put
(1) 6,670 (ÿ) 729
(JPMorgan, USD 3 Month LIBOR/USD
2.426%, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00 Put
(1) 11,026 (ÿ) 690
Morgan Stanley, USD 3 Month LIBOR/
USD 1.830%, USD 19,347, 01/07/42)
Morgan Stanley Jan 2032 0.00 Put (1) 19,348 (ÿ) 1,468
Total Options Purchased
(cost $118,975) 118,135
Short-Term Investments - 18.2%
ams AG
0.875% due 09/28/22 2,600 2,543
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 893 895
BlackRock Capital Investment Corp.
5.000% due 06/15/22 409 413
BlackRock TCP Capital Corp.
4.625% due 03/01/22 1,479 1,477
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 2,033 2,044
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 640 119
Ctrip.com International, Ltd.
1.250% due 09/15/22 809 769
Exantas Capital Corp.
4.500% due 08/15/22 925 918
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortive Corp.
0.875% due 02/15/22 (Þ) 3,600 3,581
Golar LNG, Ltd.
2.750% due 02/15/22 816 814
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 2,932 2,947
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,744 1,737
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 1,305 1,307
Horizon Global Corp.
2.750% due 07/01/22 317 306
Indonesia Treasury Bond
Series FR61
7.000% due 05/15/22 INR 11,507,000 809
Innoviva, Inc.
2.125% due 01/15/23 809 855
JPMorgan Chase & Co
0.125% due 01/01/23 (Þ) 1,165 1,156
LendingTree, Inc.
0.625% due 06/01/22 1,627 1,613
Mexico Bonos de Desarrollo
Series M
6.500% due 06/09/22 MXN 47,020 2,278
Nutanix, Inc.
4.898% due 01/15/23 (Þ) 433 428
Pretium Resources, Inc.
2.250% due 03/15/22 1,302 1,300
Quotient Technology, Inc.
1.750% due 12/01/22 706 692
Scorpio Tankers, Inc.
3.000% due 05/15/22 397 394
Teekay Corp.
5.000% due 01/15/23 214 218
Thailand Government Bond
2.000% due 12/17/22 THB 8,340 254
Transocean, Inc.
0.500% due 01/30/23 1,303 1,201
U.S. Cash Management Fund(@) 116,212,262 (∞) 116,177
United States Treasury Bills
0.056% due 02/03/22 (ç)(ž) 2,242 2,242
0.055% due 02/10/22 (ç)(ž) 865 865
0.060% due 03/03/22 (ç)(ž) 436 436
0.060% due 03/10/22 (ç)(ž) 3,160 3,160
0.060% due 03/17/22 (ç)(ž) 1,515 1,515
0.060% due 03/24/22 (ç)(ž) 1,072 1,072
0.060% due 03/24/22 (ç)(ž) 2,165 2,165
0.139% due 04/07/22 (ž) 2,051 2,050
0.167% due 04/21/22 (ž) 3,186 3,185
0.227% due 05/12/22 (ž) 3,110 3,108
0.073% due 05/19/22 (ž) 2,613 2,611
0.313% due 06/09/22 (ž) 375 375
Veeco Instruments, Inc.
2.700% due 01/15/23 1,263 1,281
Weibo Corp.
1.250% due 11/15/22 (Þ) 1,177 1,155
Total Short-Term Investments
(cost $172,222) 172,465
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×)
3,890,372
3,890

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Other Securities
(cost $3,890) 3,890
Total Investments - 114.5%
(identified cost $1,046,673 ) 1,084,019
Securities Sold Short - (4.2)%
Long-Term Investments - (4.2)%
Mortgage-Backed Securities - (4.2)%
Fannie Mae
30 Year TBA(Ï)
2.500% (40,000) (39,931)
Total Long-Term Investments
(proceeds $40,004) (39,931)
Total Securities Sold Short
(proceeds $40,004) (39,931)
Other Assets and Liabilities,
Net - (10.3)%
(97,744)
Net Assets - 100.0%
946,344

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.9%
3SBio, Inc. 06/11/21 HKD 6,000 1.35 8
5
Aena SME SA 03/10/17 EUR 16,883 143.36 2,420
2,741
Alcoa Corp. 04/23/21 200,000 102.16 204
201
Alteryx, Inc. 03/29/21 651,000 94.59 616
600
Ashland LLC 11/22/21 51,000 98.65 50
48
Calpine Corp. 02/17/21 125,000 97.23 122
114
Carel Industries SpA 06/17/20 EUR 15,208 16.89 257
366
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 103.20 335
310
Chegg, Inc. 11/29/21 217,000 81.83 178
175
China Youran Dairy Group, Ltd. 06/25/21 HKD 189,000 0.80 151
105
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
63
CTP NV 06/11/21 EUR 4,839 19.39 94
98
Dino Polska SA 01/12/21 PLN 12,136 76.70 931
934
Dominican Republic Government International Bond 06/08/21 DOP 400,000 1.75 7
6
Fortive Corp. 11/21/19 3,600,000 99.96 3,599
3,581
Granite Point Mortgage Trust, Inc. 06/04/20 1,744,000 95.87 1,672
1,737
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
110
Grifols SA 09/28/21 EUR 100,000 116.87 117
109
Halozyme Therapeutics, Inc. 12/08/21 348,000 84.50 294
300
Hanesbrands, Inc. 08/14/19 739,000 103.65 766
766
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 46,498 10.83 504
501
Ionis Pharmaceuticals, Inc. 05/05/21 2,767,000 92.71 2,565
2,482
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
268
Itau Unibanco Holding SA 01/12/21 200,000 99.70 199
189
JD Logistics, Inc. 11/29/21 HKD 179,700 5.25 944
536
JOYY, Inc. 10/21/21 1,302,000 93.90 1,223
1,224
JPMorgan Chase & Co 01/25/22 1,165,000 99.57 1,160
1,156
Levi Strauss & Co. 01/20/22 354,000 99.75 353
342
Liberty Media Corp. 03/05/21 1,183,000 102.94 1,218
1,214
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
110
MGIC Investment Corp. 09/14/20 1,786,000 129.20 2,308
2,387
Momo, Inc. 10/12/21 1,384,000 86.77 1,201
1,248
Mozart Debt Merger Sub, Inc. 09/30/21 106,000 100.01 106
102
Neinor Homes SA 07/30/21 EUR 7,187 14.87 107
88
Netcompany Group A/S 06/17/20 DKK 8,003 62.67 502
587
Novelis Corp. 03/06/20 241,000 99.05 239
240
Novelis Corp. 11/22/21 40,000 97.54 39
38
Nutanix, Inc. 01/28/22 433,000 98.58 427
428
NuVasive, Inc. 12/02/20 82,000 92.98 76
77
Pharmaron Beijing Co., Ltd. 06/11/21 HKD 17,600 24.47 431
223
PolyPeptide Group AG 05/07/21 CHF 5,467 101.97 557
546
Post Holdings, Inc. 02/11/20 52,000 100.06 52
50
Post Holdings, Inc. 02/24/21 171,000 99.20 170
163
Scorpio Tankers, Inc. 10/21/21 66,000 103.47 68
66
Sealed Air Corp. 01/26/21 400,000 104.84 419
401
Siemens Healthineers AG 02/05/21 EUR 12,489 59.61 745
796
SPCM SA 09/09/21 200,000 100.00 200
188
SPCM SA 11/17/21 200,000 98.97 198
191
Stora Enso OYJ 03/13/17 200,000 114.11 228
268
Tabula Rasa HealthCare, Inc. 12/02/20 771,000 86.21 665
608
Taylor Morrison Communities, Inc. 04/06/21 255,000 111.24 284
273
TeamViewer AG 03/05/21 EUR 18,320 38.99 714
276
Tenet Healthcare Corp. 08/14/19 421,000 100.59 423
423
TerraForm Power Operating LLC 01/28/20 307,000 103.08 316
309
UPC Broadband Finco BV 01/21/22 200,000 100.81 202
198
Weibo Corp. 03/25/20 1,177,000 98.02 1,154
1,154
Western Digital Corp. 04/14/20 2,284,000 97.73 2,232
2,274
WH Group, Ltd. 11/29/21 HKD 424,000 0.64 273
283
Worldline SA 06/17/20 EUR 12,983 77.44 1,005
631
WuXi AppTec Co., Ltd. 06/11/21 HKD 28,700 22.03 632
412
Wuxi Biologics (Cayman), Inc. 07/09/21 97,000 14.78 1,435
953
Yellow Cake PLC 07/08/19 GBP 81,402 2.64 215 353
36,625
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 423 AUD 57,958 03/22
(664)
Dow Jones U.S. Real Estate Index Futures 742 USD 30,793 03/22
(1,026)
EURO STOXX 50 Index Futures 1,041 EUR 43,129 03/22
(554)
FTSE 100 Index Futures 618 GBP 45,710 03/22
1,557
Japanese 10 Year Government Bond Futures 35 JPY 5,275,199 03/22
(367)
MSCI Singapore Index Futures 496 SGD 16,494 02/22
(57)
S&P 500 E-Mini Index Futures 219 USD 49,322 03/22
(1,433)
SPI 200 Index Futures 80 AUD 13,736 03/22
(590)
United States 10 Year Treasury Note Futures 2,910 USD 372,389 03/22 (3,438)
Short Positions
Euro-Bund Futures 193 EUR 32,638 03/22
1,159
Hang Seng Index Futures 296 HKD 353,158 02/22
736
Long Gilt Futures 265 GBP 32,319 03/22
1,146
MSCI Emerging Markets Index Futures 134 USD 8,206 03/22
30
NASDAQ 100 E-Mini Index Futures 1 USD 298 03/22
29
Russell 2000 E-Mini Index Futures 723 USD 73,182 03/22
5,699
S&P/TSX 60 Index Futures 2 CAD 511 03/22
(7)
TOPIX Index Futures 257 JPY 4,879,144 03/22
1,411
United States 10 Year Treasury Note Futures 20 USD 2,559 03/22
48
United States Treasury Ultra Bond Futures 7 USD 1,323 03/22 71
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,750
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 101.63 USD 12,000 02/07/22 (53)
Fannie Mae Bonds JPMorgan Chase Put 1 103.19 USD 10,000 02/07/22 (99)
Fannie Mae Bonds JPMorgan Chase Put 1 104.88 USD 21,000 02/07/22 (130)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 0.235%/USD
3 Month LIBOR, USD 38,274,
03/21/27 Bank of America Call 1 0.00 38,275 03/19/25 (205)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 11,403,
03/30/36 Bank of America Call 1 0.00 11,403 03/26/26 (924)
Bank of America, USD 1.795%/USD
3 Month LIBOR, USD 9,903,
09/16/56 Bank of America Call 1 0.00 9,904 09/14/26 (1,167)
Bank of America, USD 1.985%/USD
3 Month LIBOR, USD 9,317,
10/25/58 Bank of America Call 1 0.00 9,318 10/23/28 (1,498)
Bank of America, USD 1.725%/USD
3 Month LIBOR, USD 48,913,
12/06/38 Bank of America Call 1 0.00 48,913 12/04/28 (2,535)
Bank of America, USD 1.724%/USD
3 Month LIBOR, USD 5,910,
12/11/48 Bank of America Call 1 0.00 5,910 12/07/28 (544)
Bank of America, USD 1.630%/USD
3 Month LIBOR, USD 8,978,
01/16/59 Bank of America Call 1 0.00 8,978 01/11/29 (1,356)
Bank of America, USD 0.925%/USD
3 Month LIBOR, USD 4,826,
03/27/40 Bank of America Call 2 0.00 9,654 03/25/30 (246)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 8,012,
11/14/50 Bank of America Call 1 0.00 8,013 11/12/30 (632)
Bank of America, USD 1.664%/USD
3 Month LIBOR, USD 10,310,
11/14/50 Bank of America Call 1 0.00 10,311 11/12/30 (847)
Bank of America, USD 1.682%/USD
3 Month LIBOR, USD 15,083,
11/14/40 Bank of America Call 1 0.00 15,083 11/12/30 (693)
Bank of America, USD 1.913%/USD
3 Month LIBOR, USD 35,492,
09/10/51 Bank of America Call 1 0.00 35,493 09/08/31 (4,196)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/14/55 Citigroup Call 1 0.00 7,541 11/12/25 (625)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 4,761, 01/24/51 Citigroup Call 1 0.00 4,762 01/22/31 (550)
Goldman Sachs, USD 1.573%/USD
3 Month LIBOR, USD 9,652,
11/12/55 Goldman Sachs Call 1 0.00 9,653 11/10/25 (776)
Goldman Sachs, USD 2.172%/USD
3 Month LIBOR, USD 41,954,
03/04/56 Goldman Sachs Call 1 0.00 41,953 03/02/26 (6,473)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/28/40 Goldman Sachs Call 1 0.00 15,265 03/26/30 (385)
Goldman Sachs, USD 2.483%/USD 3
Month LIBOR, USD 114,807,
04/17/41 Goldman Sachs Call 1 0.00 114,807 04/15/31 (9,006)
Goldman Sachs, USD 2.392%/USD
3 Month LIBOR, USD 5,640,
04/30/41 Goldman Sachs Call 1 0.00 5,641 04/28/31 (476)
JPMorgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,256, 03/31/28 JPMorgan Chase Call 1 0.00 62,256 03/25/27 (164)
JPMorgan, USD 1.991%/USD 3 Month
LIBOR, USD 4,658, 10/25/58 JPMorgan Chase Call 1 0.00 4,659 10/23/28 (752)
JPMorgan, USD 1.744%/USD 3 Month
LIBOR, USD 19,305, 11/14/40 JPMorgan Chase Call 1 0.00 19,305 11/12/30 (928)
JPMorgan, USD 1.895%/USD 3 Month
LIBOR, USD 26,925, 07/09/41 JPMorgan Chase Call 1 0.00 26,925 07/07/31 (1,730)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (190)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (192)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/27/26 UBS Call 1 0.00 38,382 03/25/25 (71)
Bank of America, USD 3 Month LIBOR/
USD 0.235%, USD 38,274,
03/21/27 Bank of America Put 1 0.00 38,275 03/19/25 (722)
Bank of America, USD 3 Month LIBOR/
USD 2.573%, USD 11,403,
03/30/36 Bank of America Put 1 0.00 11,403 03/26/26 (451)
Bank of America, USD 3 Month LIBOR/
USD 1.790%, USD 9,903,
09/16/56 Bank of America Put 1 0.00 9,904 09/14/26 (1,495)
Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 9,317,
10/25/58 Bank of America Put 1 0.00 9,318 10/23/28 (1,336)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 429
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 48,913,
12/06/38 Bank of America Put 1 0.00 48,913 12/04/28 (4,141)
Bank of America, USD 3 Month LIBOR/
USD 1.724%, USD 5,910,
12/11/48 Bank of America Put 1 0.00 5,910 12/07/28 (821)
Bank of America, USD 3 Month LIBOR/
USD 1.637%, USD 8,978,
01/16/59 Bank of America Put 1 0.00 8,978 01/11/29 (1,383)
Bank of America, USD 3 Month LIBOR/
USD 0.925%, USD 4,826,
03/27/40 Bank of America Put 2 0.00 9,654 03/25/30 (1,184)
Bank of America, USD 3 Month LIBOR/
USD 1.605%, USD 8,012,
11/14/50 Bank of America Put 1 0.00 8,013 11/12/30 (1,107)
Bank of America, USD 3 Month LIBOR/
USD 1.663%, USD 10,310,
11/14/50 Bank of America Put 1 0.00 10,311 11/12/30 (1,376)
Bank of America, USD 3 Month LIBOR/
USD 1.680%, USD 15,083,
11/14/40 Bank of America Put 1 0.00 15,083 11/12/30 (1,240)
Bank of America, USD 3 Month LIBOR/
USD 1.913%, USD 35,492,
09/10/51 Bank of America Put 1 0.00 35,493 09/08/31 (4,629)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 7,541, 11/14/55 Citigroup Put 1 0.00 7,541 11/12/25 (1,350)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 4,761, 01/24/51 Citigroup Put 1 0.00 4,762 01/22/31 (614)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.571%, USD 9,652,
11/12/55 Goldman Sachs Put 1 0.00 9,653 11/10/25 (1,593)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.172%, USD 41,954,
03/04/56 Goldman Sachs Put 1 0.00 41,953 03/02/26 (4,465)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 15,265,
03/28/40 Goldman Sachs Put 1 0.00 15,265 03/26/30 (1,884)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 114,807,
04/17/41 Goldman Sachs Put 1 0.00 114,807 04/15/31 (5,907)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.396%, USD 5,640,
04/30/41 Goldman Sachs Put 1 0.00 5,641 04/28/31 (364)
JPMorgan, USD 3 Month LIBOR/USD
0.928%, USD 62,256, 03/31/28 JPMorgan Chase Put 1 0.00 62,257 03/25/27 (791)
JPMorgan, USD 3 Month LIBOR/USD
1.991%, USD 4,658, 10/25/58 JPMorgan Chase Put 1 0.00 4,659 10/23/28 (665)
JPMorgan, USD 3 Month LIBOR/USD
1.744%, USD 19,305, 11/14/40 JPMorgan Chase Put 1 0.00 19,305 11/12/30 (1,530)
JPMorgan, USD 3 Month LIBOR/USD
1.895%, USD 26,925, 07/09/41 JPMorgan Chase Put 1 0.00 26,925 07/07/31 (2,236)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (959)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (953)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 38,382, 03/27/26 UBS Put 1 0.00 38,382 03/25/25 (467)
Total Liability for Options Written (premiums received $79,304) (81,106)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 1,006 USD 129
02/07/22
—
Bank of America HKD 3,864 USD 496
02/07/22
—
Bank of America JPY 28,671 USD 249
02/01/22
—
Bank of Montreal CHF 850 USD 925
03/16/22
6
Bank of Montreal DKK 6,388 USD 976
03/16/22
11
Bank of Montreal EUR 780 USD 886
03/16/22
9
Bank of Montreal HKD 15,727 USD 2,017
03/16/22
—
Bank of Montreal JPY 719,200 USD 6,326
03/16/22
74
Bank of Montreal SEK 8,244 USD 913
03/16/22
29
Bank of New York USD 1,021 AUD 1,459
02/08/22
10
Bank of New York USD 1,556 CAD 1,986
02/08/22
7
Bank of New York USD 1,292 CHF 1,202
02/08/22
5
Bank of New York USD 4,765 EUR 4,268
02/08/22
30
Bank of New York USD 2,058 GBP 1,533
02/08/22
4
Bank of New York USD 3,777 GBP 2,817
03/10/22
10
Bank of New York USD 4,864 GBP 3,653
03/10/22
48
Bank of New York USD 1,598 HKD 12,454
02/08/22
(1)
Bank of New York USD 3,171 JPY 365,268
02/08/22
3
Bank of New York USD 97 NZD 142
03/10/22
(4)
Bank of New York USD 8,970 NZD 13,179
03/10/22
(302)
Bank of New York AUD 1,407 USD 1,023
02/08/22
29
Bank of New York AUD 1,459 USD 1,021
03/10/22
(10)
Bank of New York CAD 1,969 USD 1,541
02/08/22
(9)
Bank of New York CAD 1,986 USD 1,556
03/10/22
(7)
Bank of New York CHF 1,148 USD 1,257
02/08/22
19
Bank of New York CHF 1,202 USD 1,293
03/10/22
(6)
Bank of New York EUR 4,126 USD 4,681
02/08/22
46
Bank of New York EUR 4,268 USD 4,768
03/10/22
(31)
Bank of New York GBP 1,482 USD 2,003
02/08/22
10
Bank of New York GBP 22 USD 30
03/10/22
—
Bank of New York GBP 1,533 USD 2,057
03/10/22
(4)
Bank of New York HKD 13,230 USD 1,696
02/08/22
—
Bank of New York HKD 12,454 USD 1,598
03/10/22
1
Bank of New York JPY 359,739 USD 3,126
02/08/22
—
Bank of New York JPY 365,268 USD 3,172
03/10/22
(3)
Bank of New York NZD 289 USD 190
03/10/22
(1)
Barclays USD 108 GBP 80
03/16/22
—
Barclays GBP 100 USD 137
03/16/22
2
Citigroup USD 1,020 AUD 1,459
02/08/22
12
Citigroup USD 1,554 CAD 1,986
02/08/22
8
Citigroup USD 1,293 CHF 1,202
02/08/22
5
Citigroup USD 4,761 EUR 4,268
02/08/22
34
Citigroup USD 2,057 GBP 1,533
02/08/22
6
Citigroup USD 1,598 HKD 12,454
02/08/22
(1)
Citigroup USD 3,169 JPY 365,268
02/08/22
6
Citigroup USD 4,106 NOK 37,376
03/10/22
92
Citigroup AUD 1,407 USD 1,023
02/08/22
28
Citigroup AUD 1,459 USD 1,020
03/10/22
(12)
Citigroup CAD 1,969 USD 1,541
02/08/22
(8)
Citigroup CAD 1,986 USD 1,554
03/10/22
(8)
Citigroup CHF 1,148 USD 1,258
02/08/22
19
Citigroup CHF 1,202 USD 1,294
03/10/22
(5)
Citigroup CHF 850 USD 924
03/16/22
5
Citigroup DKK 6,388 USD 974
03/16/22
9
Citigroup EUR 4,126 USD 4,678
02/08/22
42
Citigroup EUR 4,268 USD 4,764
03/10/22
(35)
Citigroup EUR 780 USD 884
03/16/22
7
Citigroup GBP 1,482 USD 2,002
02/08/22
9
Citigroup GBP 1,533 USD 2,056
03/10/22
(6)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 431
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup HKD 13,230 USD 1,696
02/08/22
—
Citigroup HKD 12,454 USD 1,598
03/10/22
1
Citigroup HKD 15,727 USD 2,017
03/16/22
—
Citigroup JPY 359,739 USD 3,126
02/08/22
—
Citigroup JPY 365,268 USD 3,169
03/10/22
(6)
Citigroup JPY 719,200 USD 6,322
03/16/22
70
Citigroup NOK 517 USD 59
03/10/22
1
Citigroup NOK 1,115 USD 124
03/10/22
(1)
Citigroup SEK 8,244 USD 912
03/16/22
28
Commonwealth Bank of Australia USD 20 AUD 28
03/10/22
(1)
Commonwealth Bank of Australia USD 133 AUD 190
03/10/22
1
Commonwealth Bank of Australia AUD 6,769 USD 4,810
03/10/22
25
HSBC USD 75 BRL 401
02/02/22
1
HSBC USD 166 BRL 952
02/02/22
13
HSBC USD 2,005 BRL 11,299
02/02/22
123
HSBC USD 2,212 BRL 11,851
02/02/22
20
HSBC USD 2,014 BRL 11,851
05/03/22
166
HSBC USD 8 CLP 6,593
03/15/22
—
HSBC USD 81 CLP 69,724
03/15/22
5
HSBC USD 81 CLP 69,738
03/15/22
5
HSBC USD 163 CLP 139,305
03/15/22
10
HSBC USD 163 CLP 139,352
03/15/22
11
HSBC USD 163 CLP 139,264
03/15/22
10
HSBC USD 238 CNY 1,526
04/20/22
1
HSBC USD 899 CNY 5,731
04/20/22
(3)
HSBC USD 3,619 CNY 23,306
04/20/22
26
HSBC USD 516 COP 2,061,922
02/22/22
5
HSBC USD 857 COP 3,422,435
02/22/22
8
HSBC USD 1,072 HKD 8,363
04/21/22
1
HSBC USD 1,192 HUF 392,663
04/20/22
39
HSBC USD 32 MXN 688
03/29/22
1
HSBC USD 39 MXN 841
03/29/22
1
HSBC USD 87 PHP 4,377
04/20/22
(2)
HSBC USD 108 PLN 427
02/03/22
(3)
HSBC USD 2,581 PLN 9,810
02/03/22
(176)
HSBC USD 1,029 PLN 4,136
05/24/22
(25)
HSBC USD 1,156 PLN 4,642
05/24/22
(29)
HSBC USD 90 RON 398
03/03/22
—
HSBC USD 14 THB 477
03/03/22
—
HSBC USD 57 THB 1,893
03/03/22
—
HSBC USD 788 THB 25,690
03/03/22
(16)
HSBC USD 918 THB 29,949
03/03/22
(19)
HSBC USD 918 THB 29,945
03/03/22
(19)
HSBC USD 918 THB 29,953
03/03/22
(19)
HSBC USD 93 ZAR 1,514
04/20/22
4
HSBC BRL 401 USD 71
02/02/22
(4)
HSBC BRL 952 USD 178
02/02/22
(2)
HSBC BRL 11,299 USD 2,109
02/02/22
(19)
HSBC BRL 11,851 USD 2,062
02/02/22
(168)
HSBC BRL 487 USD 90
05/03/22
—
HSBC CLP 979,941 USD 1,222
03/15/22
5
HSBC COP 411,467 USD 108
02/22/22
4
HSBC COP 5,072,889 USD 1,336
02/22/22
54
HSBC COP 2,061,922 USD 510
05/24/22
(5)
HSBC COP 3,422,435 USD 847
05/24/22
(8)
HSBC CZK 20,662 USD 942
04/20/22
(4)
HSBC CZK 26,551 USD 1,176
04/20/22
(40)
HSBC IDR 924,447 USD 64
04/21/22
—
HSBC IDR 28,343,564 USD 1,948
04/21/22
(12)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC MXN 16,322 USD 744
03/29/22
(40)
HSBC PEN 1,129 USD 279
03/14/22
(14)
HSBC PLN 125 USD 33
02/03/22
2
HSBC PLN 507 USD 124
02/03/22
—
HSBC PLN 827 USD 209
02/03/22
6
HSBC PLN 4,136 USD 1,038
02/03/22
24
HSBC PLN 4,642 USD 1,165
02/03/22
28
HSBC RON 484 USD 110
03/03/22
—
HSBC RON 1,921 USD 449
03/03/22
14
HSBC THB 5,226 USD 160
03/03/22
3
HSBC THB 66,274 USD 1,986
03/03/22
(4)
HSBC ZAR 4,049 USD 259
04/20/22
(2)
JPMorgan Chase USD 1,019 AUD 1,459
02/08/22
12
JPMorgan Chase USD 1,556 CAD 1,986
02/08/22
7
JPMorgan Chase USD 1,292 CHF 1,202
02/08/22
5
JPMorgan Chase USD 4,763 EUR 4,268
02/08/22
33
JPMorgan Chase USD 2,059 GBP 1,533
02/08/22
3
JPMorgan Chase USD 1,598 HKD 12,454
02/08/22
(1)
JPMorgan Chase USD 3,169 JPY 365,268
02/08/22
5
JPMorgan Chase AUD 1,407 USD 1,023
02/08/22
28
JPMorgan Chase AUD 1,459 USD 1,019
03/10/22
(12)
JPMorgan Chase CAD 1,969 USD 1,540
02/08/22
(9)
JPMorgan Chase CAD 1,986 USD 1,556
03/10/22
(7)
JPMorgan Chase CHF 1,148 USD 1,257
02/08/22
18
JPMorgan Chase CHF 1,202 USD 1,293
03/10/22
(6)
JPMorgan Chase CHF 850 USD 923
03/16/22
5
JPMorgan Chase DKK 6,388 USD 973
03/16/22
8
JPMorgan Chase EUR 4,126 USD 4,676
02/08/22
39
JPMorgan Chase EUR 4,268 USD 4,765
03/10/22
(33)
JPMorgan Chase EUR 780 USD 884
03/16/22
7
JPMorgan Chase GBP 1,482 USD 2,003
02/08/22
10
JPMorgan Chase GBP 1,533 USD 2,058
03/10/22
(3)
JPMorgan Chase HKD 13,230 USD 1,696
02/08/22
—
JPMorgan Chase HKD 12,454 USD 1,598
03/10/22
1
JPMorgan Chase HKD 15,727 USD 2,018
03/16/22
1
JPMorgan Chase JPY 359,739 USD 3,125
02/08/22
(1)
JPMorgan Chase JPY 365,268 USD 3,169
03/10/22
(6)
JPMorgan Chase JPY 719,200 USD 6,320
03/16/22
67
JPMorgan Chase SEK 8,244 USD 911
03/16/22
27
Lloyds GBP 100 USD 137
03/16/22
3
Royal Bank of Canada USD 1,020 AUD 1,459
02/08/22
12
Royal Bank of Canada USD 1,555 CAD 1,986
02/08/22
8
Royal Bank of Canada USD 8,918 CAD 11,433
03/10/22
77
Royal Bank of Canada USD 1,292 CHF 1,202
02/08/22
6
Royal Bank of Canada USD 4,762 EUR 4,268
02/08/22
33
Royal Bank of Canada USD 170 EUR 150
03/16/22
(1)
Royal Bank of Canada USD 227 EUR 200
03/16/22
(2)
Royal Bank of Canada USD 2,054 GBP 1,533
02/08/22
8
Royal Bank of Canada USD 1,598 HKD 12,454
02/08/22
(1)
Royal Bank of Canada USD 3,169 JPY 365,268
02/08/22
5
Royal Bank of Canada USD 4,975 JPY 561,382
03/10/22
(94)
Royal Bank of Canada AUD 1,407 USD 1,023
02/08/22
28
Royal Bank of Canada AUD 1,459 USD 1,020
03/10/22
(12)
Royal Bank of Canada CAD 1,969 USD 1,540
02/08/22
(9)
Royal Bank of Canada CAD 1,986 USD 1,555
03/10/22
(8)
Royal Bank of Canada CAD 11,433 USD 8,940
03/10/22
(55)
Royal Bank of Canada CHF 1,148 USD 1,256
02/08/22
18
Royal Bank of Canada CHF 1,202 USD 1,293
03/10/22
(6)
Royal Bank of Canada CHF 850 USD 924
03/16/22
6

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 433
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada DKK 6,388 USD 974
03/16/22
8
Royal Bank of Canada EUR 4,126 USD 4,675
02/08/22
40
Royal Bank of Canada EUR 4,268 USD 4,765
03/10/22
(34)
Royal Bank of Canada EUR 100 USD 114
03/16/22
1
Royal Bank of Canada EUR 200 USD 227
03/16/22
2
Royal Bank of Canada EUR 200 USD 226
03/16/22
1
Royal Bank of Canada EUR 780 USD 884
03/16/22
7
Royal Bank of Canada EUR 4,600 USD 5,199
03/16/22
26
Royal Bank of Canada GBP 1,482 USD 2,002
02/08/22
8
Royal Bank of Canada GBP 1,533 USD 2,053
03/10/22
(8)
Royal Bank of Canada GBP 3,100 USD 4,113
03/16/22
(55)
Royal Bank of Canada HKD 823 USD 106
02/04/22
—
Royal Bank of Canada HKD 13,230 USD 1,696
02/08/22
—
Royal Bank of Canada HKD 12,454 USD 1,598
03/10/22
1
Royal Bank of Canada HKD 15,727 USD 2,018
03/16/22
—
Royal Bank of Canada JPY 359,739 USD 3,125
02/08/22
(1)
Royal Bank of Canada JPY 1,915 USD 17
03/10/22
—
Royal Bank of Canada JPY 23,196 USD 201
03/10/22
—
Royal Bank of Canada JPY 365,268 USD 3,170
03/10/22
(5)
Royal Bank of Canada JPY 719,200 USD 6,323
03/16/22
71
Royal Bank of Canada SEK 8,244 USD 912
03/16/22
27
State Street USD 1,327 AUD 1,851
03/16/22
(18)
State Street USD 178 CHF 165
03/10/22
—
State Street USD 25 EUR 22
03/10/22
—
State Street USD 151 EUR 135
03/10/22
1
State Street USD 321 EUR 285
03/10/22
—
State Street USD 227 EUR 200
03/16/22
(2)
State Street USD 133 GBP 100
03/16/22
2
State Street USD 398 HKD 3,102
02/08/22
—
State Street USD 33 IDR 476,288
02/02/22
—
State Street USD 326 JPY 37,451
03/10/22
—
State Street USD 142 KRW 171,641
02/03/22
—
State Street USD 3,146 KRW 3,790,680
02/08/22
(2)
State Street USD 197 KRW 237,834
03/10/22
—
State Street USD 2,858 SEK 26,940
02/08/22
31
State Street USD 153 SEK 1,422
03/10/22
—
State Street USD 4,747 SEK 44,743
03/10/22
53
State Street USD 1,819 SGD 2,464
02/08/22
5
State Street USD 177 TWD 4,928
02/08/22
—
State Street USD 3,868 TWD 107,599
02/08/22
1
State Street AUD 207 USD 150
02/08/22
4
State Street AUD 17 USD 12
03/10/22
—
State Street CAD 68 USD 53
02/08/22
—
State Street CAD 80 USD 63
03/10/22
—
State Street CAD 1,957 USD 1,546
03/16/22
7
State Street CHF 219 USD 241
02/08/22
4
State Street CHF 850 USD 924
03/16/22
6
State Street DKK 6,388 USD 976
03/16/22
10
State Street EUR 570 USD 649
02/08/22
8
State Street EUR 3,721 USD 4,229
03/10/22
46
State Street EUR 780 USD 886
03/16/22
9
State Street EUR 4,600 USD 5,199
03/16/22
26
State Street EUR 4,600 USD 5,199
03/16/22
26
State Street GBP 204 USD 275
02/08/22
1
State Street GBP 66 USD 89
03/10/22
—
State Street GBP 1,147 USD 1,517
03/16/22
(26)
State Street HKD 1,644 USD 211
03/10/22
—
State Street HKD 15,727 USD 2,017
03/16/22
—
State Street JPY 22,118 USD 192
02/08/22
—

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street JPY 719,200 USD 6,321
03/16/22
69
State Street KRW 117,055 USD 98
02/08/22
1
State Street KRW 3,790,680 USD 3,143
03/10/22
2
State Street SEK 871 USD 96
02/08/22
3
State Street SEK 26,069 USD 2,880
02/08/22
84
State Street SEK 107 USD 12
03/10/22
—
State Street SEK 26,940 USD 2,859
03/10/22
(31)
State Street SEK 81,909 USD 9,088
03/10/22
300
State Street SEK 8,244 USD 912
03/16/22
28
State Street SGD 7 USD 5
02/08/22
—
State Street SGD 2,457 USD 1,816
02/08/22
(3)
State Street SGD 96 USD 71
03/10/22
—
State Street SGD 2,464 USD 1,818
03/10/22
(5)
State Street TWD 4,928 USD 178
02/08/22
1
State Street TWD 107,599 USD 3,906
02/08/22
37
State Street TWD 1,383 USD 50
03/10/22
—
UBS USD 239 CHF 218
03/10/22
(4)
UBS USD 480 CHF 446
03/10/22
2
UBS USD 4,042 TWD 112,526
02/08/22
3
UBS CHF 13,010 USD 14,195
03/10/22
142
UBS KRW 3,673,625 USD 3,101
02/08/22
54
UBS TWD 112,526 USD 4,045
02/08/22
(1)
UBS TWD 112,526 USD 4,050
03/10/22
4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 1,438
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1150
Commodity Index(i) Goldman Sachs USD 51,126
Total Return on Underlying
Reference Entity
(1)
02/04/22 —
— —
Total Open Total Return Swap Contracts (å)
—
— —
(i)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1150 Commodity Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil July 2022
12.4 $ 6,385
Cotton July 2022 6.3
3,219
Cotton May 2022 6.3
3,230
Crude Oil July 2022 6.3
3,199
Crude Oil May 2022 6.3
3,205
Gas Oil May 2022 6.2
3,150
Heating Oil July 2022 6.2
3,183
Heating Oil May 2022 6.2
3,183
Lean Hogs June 2022 12.4
6,327
Soybean Meal July 2022 6.3
3,229

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 435
CNY
5,100
Soybean Meal May 2022 6.3
3,225
Unleaded Gasoline May 2022 6.2
3,188
Wheat July 2022 6.2
3,154
Total Long Futures Contracts
47,877
Short Futures Contracts
Coffee July 2022 (6.1) $ (3,158)
Coffee May 2022 (6.1)
(3,158)
Gold June 2022 (12.5)
(6,377)
Kansas Wheat July 2022 (6.0)
(3,090)
Kansas Wheat May 2022 (6.0)
(3,088)
Live Cattle June 2022 (12.5)
(6,391)
Natural Gas (NYMEX) July 2022 (6.4)
(3,286)
Natural Gas (NYMEX) May 2022 (6.4)
(3,295)
Silver July 2022 (6.2)
(3,185)
Silver May 2022 (6.2)
(3,184)
Sugar July 2022 (6.1)
(3,142)
Sugar May 2022 (6.2)
(3,160)
Wheat July 2022 (6.0)
(3,084)
Wheat May 2022 (6.0)
(3,072)
Total Short Futures Contracts
(50,670)
Cash
53,919
Total Notional Amount
$ 51,126
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America 2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26
— 19 19
Barclays USD 40,942 12 Month SOFR
(2)
0.742%
(3)
12/31/23
— 303 303
Barclays USD 4,174 0.875%
(3)
SOFR
(2)
01/11/24
— (21) (21)
Barclays USD 3,206 0.880%
(3)
SOFR
(2)
01/12/24
— (16) (16)
Barclays USD 17,993 SOFR
(2)
1.036%
(3)
01/20/24
— 40 40
Barclays USD 17,993 SOFR
(2)
1.040%
(3)
01/20/24
— 38 38
Barclays USD 2,266 SOFR
(2)
1.009%
(3)
01/21/24
— 6 6
Barclays USD 7,130 SOFR
(2)
1.025%
(3)
01/24/24
— 17 17
Barclays USD 1,428 SOFR
(2)
1.005%
(3)
01/25/24
— 4 4
Barclays USD 1,428 SOFR
(2)
0.998%
(3)
01/25/24
— 4 4
Barclays USD 9,962 1.005%
(3)
SOFR
(2)
01/25/24
— (29) (29)
Barclays USD 1,483 SOFR
(2)
0.976%
(3)
01/26/24
— 5 5
Barclays USD 1,483 SOFR
(2)
0.926%
(3)
01/26/24
— 7 7
Barclays USD 7,400 0.952%
(3)
SOFR
(2)
01/27/24
— (29) (29)
Barclays USD 131,039 12 Month SOFR
(2)
0.900%
(3)
03/16/24
(66) 993 927
Barclays USD 15,030 1.126%
(3)
12 Month SOFR
(2)
12/31/26
— (228) (228)
Barclays USD 5,538 SOFR
(2)
1.135%
(3)
01/03/27
— 82 82
Barclays USD 2,281 1.117%
(3)
SOFR
(2)
01/04/27
— (36) (36)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 2,390 SOFR
(2)
1.221%
(3)
01/06/27
— 26 26
Barclays USD 6,129 12 Month SOFR
(2)
1.217%
(3)
01/06/27
— 67 67
Barclays USD 4,790 1.213%
(3)
12 Month SOFR
(2)
01/07/27
— (53) (53)
Barclays USD 6,730 SOFR
(2)
1.449%
(3)
01/20/27
— (1) (1)
Barclays USD 5,241 1.459%
(3)
SOFR
(2)
01/21/27
— 3 3
Barclays USD 12,098 SOFR
(2)
1.486%
(3)
01/21/27
— (24) (24)
Barclays USD 6,140 SOFR
(2)
1.400%
(3)
01/28/27
— 14 14
Barclays USD 7,444 1.469%
(3)
SOFR
(2)
02/01/27
— 8 8
Barclays USD 108,900 12 Month SOFR
(2)
1.250%
(3)
03/16/27
(491) 1,750 1,259
Barclays USD 836 SOFR
(2)
1.285%
(3)
12/23/31
— 24 24
Barclays USD 30,325 1.290%
(3)
SOFR
(2)
12/29/31
(6) (842) (848)
Barclays USD 7,558 12 Month SOFR
(2)
1.270%
(3)
12/30/31
— 226 226
Barclays USD 3,921 12 Month SOFR
(2)
1.331%
(3)
12/31/31
— 95 95
Barclays USD 15,968 1.333%
(3)
12 Month SOFR
(2)
01/07/32
— (385) (385)
Barclays USD 2,168 SOFR
(2)
1.523%
(3)
01/10/32
— 14 14
Barclays USD 17,130 1.539%
(3)
SOFR
(2)
01/10/32
— (92) (92)
Barclays USD 5,362 1.567%
(3)
SOFR
(2)
01/11/32
— (13) (13)
Barclays USD 3,541 SOFR
(2)
1.608%
(3)
01/12/32
— (5) (5)
Barclays USD 4,349 1.601%
(3)
SOFR
(2)
01/12/32
— 3 3
Barclays USD 1,217 1.517%
(3)
SOFR
(2)
01/14/32
— (9) (9)
Barclays USD 5,913 1.524%
(3)
SOFR
(2)
01/14/32
— (38) (38)
Barclays USD 11,826 1.525%
(3)
SOFR
(2)
01/14/32
— (75) (75)
Barclays USD 8,316 1.494%
(3)
SOFR
(2)
01/18/32
— (77) (77)
Barclays USD 8,316 1.500%
(3)
SOFR
(2)
01/18/32
— (72) (72)
Barclays USD 8,316 1.501%
(3)
SOFR
(2)
01/18/32
— (72) (72)
Barclays USD 10,171 1.567%
(3)
SOFR
(2)
01/19/32
— (25) (25)
Barclays USD 12,512 SOFR
(2)
1.661%
(3)
01/20/32
— (79) (79)
Barclays USD 12,512 SOFR
(2)
1.674%
(3)
01/20/32
— (94) (94)
Barclays USD 1,584 1.617%
(3)
SOFR
(2)
01/21/32
— 3 3
Barclays USD 1,620 1.610%
(3)
SOFR
(2)
01/24/32
— 3 3
Barclays USD 1,165 SOFR
(2)
1.573%
(3)
01/25/32
— 2 2
Barclays USD 1,165 SOFR
(2)
1.562%
(3)
01/25/32
— 3 3
Barclays USD 309 1.511%
(3)
SOFR
(2)
01/26/32
— (2) (2)
Barclays USD 1,010 SOFR
(2)
1.524%
(3)
01/26/32
— 7 7
Barclays USD 1,010 SOFR
(2)
1.514%
(3)
01/26/32
— 8 8
Barclays USD 586 1.578%
(3)
SOFR
(2)
01/28/32
— (1) (1)
Barclays USD 7,786 SOFR
(2)
1.646%
(3)
01/31/32
— (38) (38)
Barclays USD 212 1.614%
(3)
SOFR
(2)
02/02/32
— — —
Barclays USD 5,773 1.400%
(3)
12 Month SOFR
(2)
03/16/32
30 (147) (117)
Barclays USD 2,274 1.450%
(3)
SOFR
(2)
12/29/51
2 (119) (117)
Barclays USD 6,246 1.531%
(3)
SOFR
(2)
12/30/51
— (203) (203)
Barclays USD 1,097 SOFR
(2)
1.671%
(3)
01/07/52
— 7 7
Barclays USD 2,086 1.664%
(3)
SOFR
(2)
01/28/52
— (2) (2)
Barclays USD 9,657 1.600%
(3)
12 Month SOFR
(2)
03/16/52
354 (524) (170)
Credit Suisse HUF 187,700 6 Month BUBOR
(3)
1.200%
(4)
05/10/23
— 27 27
Credit Suisse HUF 239,999 6 Month BUBOR
(3)
1.980%
(4)
06/26/23
— 34 34
Credit Suisse CNY 4,000 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— 4 4

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 437
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse CNY 5,600 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (11) (11)
Credit Suisse CNY 4,000 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— 7 7
Credit Suisse CNY 8,200 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 30 30
Credit Suisse CNY 6,200 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— 16 16
Credit Suisse CNY 1,400 2.576%
(2)
China Interbank Repo
Rate 3 Months
(2)
07/15/26
— 3 3
Credit Suisse CNY 1,000 2.512%
(2)
China Interbank Repo
Rate 3 Months
(2)
12/03/26
— 2 2
Total Open Interest Rate Swap Contracts (å)
(177)
542 365
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. JPMorgan Chase
Sell
1.225% USD 843 5.000%
(2)
12/20/26
160 (13) 147
Anglo American plc JPMorgan Chase
Sell
1.177% EUR 95 5.000%
(2)
12/20/26
21 (1) 20
Arcelor Mittal JPMorgan Chase
Sell
1.530% EUR 120 5.000%
(2)
12/20/26
24 (2) 22
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
3.360% EUR 100 5.000%
(2)
12/20/26
14 (6) 8
Calpine Corp Goldman Sachs
Sell
3.825% USD 268 5.000%
(2)
12/20/26
17 (4) 13
Cleveland-Cliffs Inc. BNP Paribas
Sell
3.005% USD 26 5.000%
(2)
12/20/26
3 (1) 2
Cleveland-Cliffs Inc. Goldman Sachs
Sell
3.005% USD 103 5.000%
(2)
12/20/26
13 (4) 9
Cleveland-Cliffs Inc. JPMorgan Chase
Sell
3.005% USD 96 5.000%
(2)
12/20/26
11 (3) 8
CNH Industrial N.V. Goldman Sachs
Sell
1.123% EUR 131 5.000%
(2)
12/20/26
30 (3) 27
CNH Industrial N.V. JPMorgan Chase
Sell
1.123% EUR 119 5.000%
(2)
12/20/26
26 (1) 25
CSC Holdings, LLC Goldman Sachs
Sell
3.951% USD 309 5.000%
(2)
12/20/26
23 (9) 14
CSC Holdings, LLC Goldman Sachs
Sell
4.090% USD 91 5.000%
(2)
12/20/26
7 (3) 4
Dell Goldman Sachs
Sell
0.856% USD 500 1.000%
(2)
12/20/26
2 1 3
Ford Motor Company JPMorgan Chase
Sell
1.377% USD 200 5.000%
(2)
12/20/24
19 1 20
Ford Motor Company Goldman Sachs
Sell
1.813% USD 100 5.000%
(2)
12/20/26
16 (2) 14
General Motors Company BNP Paribas
Sell
1.214% USD 50 5.000%
(2)
12/20/26
9 — 9
General Motors Company Goldman Sachs
Sell
1.214% USD 130 5.000%
(2)
12/20/26
25 (1) 24
HCA Inc. JPMorgan Chase
Sell
1.390% USD 506 5.000%
(2)
12/20/26
92 (8) 84
Iron Mountain Incorporated Goldman Sachs
Sell
2.278% USD 329 5.000%
(2)
12/20/26
49 (9) 40
J Sainsbury PLC JPMorgan Chase
Sell
1.127% EUR 100 1.000%
(2)
12/20/26
(3) 2 (1)
KB Home Goldman Sachs
Sell
1.932% USD 262 5.000%
(2)
12/20/26
39 (1) 38
KB Home JPMorgan Chase
Sell
1.932% USD 6 5.000%
(2)
12/20/26
1 — 1
Kraft Heinz Foods Co. Goldman Sachs
Sell
0.893% USD 324 1.000%
(2)
12/20/26
3 (1) 2
Lennar Corporation JPMorgan Chase
Sell
1.125% USD 793 5.000%
(2)
12/20/26
151 (8) 143
Lumen Technologies, Inc. Goldman Sachs
Sell
3.485% USD 500 1.000%
(2)
12/20/26
(46) (8) (54)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Navient Corporation JPMorgan Chase
Sell
4.130% USD 150 5.000%
(2)
12/20/26
10 (4) 6
Nordstrom, Inc. Goldman Sachs
Sell
3.685% USD 250 1.000%
(2)
12/20/26
(21) (9) (30)
NRG Energy, Inc. JPMorgan Chase
Sell
2.380% USD 257 5.000%
(2)
12/20/26
36 (6) 30
Occidental Petroleum
Corp. Citigroup
Sell
1.717% USD 30 1.000%
(2)
12/20/26
(1) — (1)
Occidental Petroleum
Corp. Goldman Sachs
Sell
1.717% USD 570 1.000%
(2)
12/20/26
(23) 4 (19)
Occidental Petroleum
Corp. JPMorgan Chase
Sell
1.717% USD 25 1.000%
(2)
12/20/26
(1) — (1)
OI European Group B.V. Goldman Sachs
Sell
3.333% EUR 50 5.000%
(2)
12/20/26
6 (2) 4
OI European Group B.V. JPMorgan Chase
Sell
3.333% EUR 126 5.000%
(2)
12/20/26
17 (6) 11
Renault JPMorgan Chase
Sell
1.224% EUR 100 1.000%
(2)
12/20/24
(1) — (1)
Schaeffler AG Goldman Sachs
Sell
1.592% EUR 50 5.000%
(2)
12/20/26
9 — 9
Schaeffler AG JPMorgan Chase
Sell
1.592% EUR 125 5.000%
(2)
12/20/26
23 — 23
Stellantis NV Goldman Sachs
Sell
1.208% EUR 508 5.000%
(2)
12/20/26
113 (9) 104
Telecom Italia SpA JPMorgan Chase
Sell
2.553% EUR 625 1.000%
(2)
12/20/26
(26) (24) (50)
Tenet Healthcare Corp. Goldman Sachs
Sell
3.304% USD 150 5.000%
(2)
12/20/26
14 (3) 11
Thyssenkrupp Ag Goldman Sachs
Sell
1.287% EUR 550 1.000%
(2)
06/20/23
(2) — (2)
Toll Brothers Finance
Corp. Goldman Sachs
Sell
1.267% USD 785 1.000%
(2)
12/20/26
(10) — (10)
U.S. Steel BNP Paribas
Sell
4.170% USD 100 5.000%
(2)
12/20/26
6 (2) 4
U.S. Steel Goldman Sachs
Sell
4.170% USD 150 5.000%
(2)
12/20/26
9 (4) 5
Valeo SA Goldman Sachs
Sell
0.901% EUR 50 1.000%
(2)
12/20/24
— — —
Valeo SA JPMorgan Chase
Sell
0.901% EUR 150 1.000%
(2)
12/20/24
1 (1) —
Total Open Corporate Issues Contracts 865 (150) 715
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 3,000 (5.000%)
(2)
12/20/26
(270) 65 (205)
Total Open Credit Indices Contracts (270) 65 (205)
Total Open Credit Default Swap Contracts (å) 595 (85)
510
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 82,567 $ —
$ —
$ 82,567
International Debt — 21,843 —
—
21,843
Mortgage-Backed Securities — 166 , 390 —
—
166 , 390
Non-US Bonds — 35,419 —
—
35,419
United States Government Treasuries — 5,734 —
—
5,734
Common Stocks

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 439
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Consumer Discretionary 26,256 32,630 —
—
58,886
Consumer Staples 5,007 12,668 —
—
17,675
Energy 11,616 6,484 —
—
18,100
Financial Services 51,005 45,260 —
—
96,265
Health Care 14,475 15,854 —
—
30,329
Materials and Processing 40,678 26,281 —
—
66,959
Producer Durables 12,841 42,437 —
—
55,278
Technology 43,185 38,147 —
—
81,332
Utilities 25,738 20,005 —
—
45,743
Preferred Stocks 6,28 3 726 — — 7,0 09
Options Purchased 738 117,397 — — 118,135
Short-Term Investments — 56,28 8 — 116,177 172,46 5
Other Securities — — — 3,890 3,890
Total Investments 237,82 2 726 , 1 30 — 120,067 1, 084 , 019
Securities Sold Short**
Long-Term Investments — ( 3 9 , 931 ) —
—
(39,931)
Other Financial Instruments
Assets
Futures Contracts 11,886 — — — 11,886
Options Written — — — — —
Foreign Currency Exchange Contracts 21 2,97 2 — — 2,99 3
Total Return Swap Contracts — — — — —
Interest Rate Swap Contracts — 3,347 — — 3,347
Credit Default Swap Contracts — 884 — — 884
A
Liabilities
Futures Contracts (8,13 6 ) — — — (8,13 6 )
Options Written (282) (80,82 4 ) — — (81,1 06 )
Foreign Currency Exchange Contracts (21) (1,53 4 ) — — (1,55 5 )
Total Return Swap Contracts — — — — —
Interest Rate Swap Contracts — (2,982) — — (2,982)
Credit Default Swap Contracts — (374) — — (374)
Total Other Financial Instruments
*
$ 3,46 8 $ (78,51 1 ) $ — $ — $ (75,04 3 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
6,479
Austria ....................................................................................
399
Belgium ..................................................................................
709
Bermuda .................................................................................
1,250
Brazil ......................................................................................
8,590
Burkina Faso ...........................................................................
97
Cameroon ................................................................................
814
Canada ....................................................................................
17,081
Cayman Islands .......................................................................
1,986
Chile .......................................................................................
1,845
China ......................................................................................
32,367
Colombia .................................................................................
2,401
Cyprus ....................................................................................
107
Czech Republic .......................................................................
3,812
Denmark .................................................................................
5,004
Dominican Republic ...............................................................
6
Finland ...................................................................................
867
France .....................................................................................
25,030
Germany .................................................................................
15,712
Greece ....................................................................................
944
Hong Kong ..............................................................................
8,991
Hungary ..................................................................................
415
India .......................................................................................
10,067
Indonesia ................................................................................
9,670
Ireland ....................................................................................
1,955
Italy ........................................................................................
5,706
Japan ......................................................................................
68,822
Kazakhstan .............................................................................
882
Kyrgyzstan ..............................................................................
1,004
Luxembourg ............................................................................
1,025
Macao .....................................................................................
1,491
Malaysia ..................................................................................
2,298
Mexico ....................................................................................
7,224
Monaco ...................................................................................
460
Mongolia .................................................................................
1,346
Netherlands ............................................................................
6,365
New Zealand ...........................................................................
542
Norway ....................................................................................
735
Peru ........................................................................................
2,326
Philippines ..............................................................................
119
Poland .....................................................................................
1,155
Portugal ..................................................................................
106
Puerto Rico .............................................................................
1,167
Romania ..................................................................................
1,543
Russia .....................................................................................
6,850
Singapore ................................................................................
1,591
South Africa ............................................................................
3,904
South Korea ............................................................................
12,969
Spain .......................................................................................
6,437
Sweden ....................................................................................
6,611

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 441
Amounts in thousands
Country Exposure
Fair Value
$
Switzerland .............................................................................
7,859
Taiwan .....................................................................................
12,037
Thailand ..................................................................................
3,960
Turkey .....................................................................................
880
Ukraine ...................................................................................
936
United Kingdom ......................................................................
55,527
United States ...........................................................................
703 , 544
Total Investments .................................................................... 1, 0 8 4 , 01 9

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.4%
Consumer Discretionary - 14.5%
Advance Auto Parts, Inc. 1,621 375
Amazon.com, Inc.(Æ) 6,574 19,667
Amerco, Inc. 386 235
AutoNation, Inc.(Æ) 4,615 503
AutoZone, Inc.(Æ) 626 1,243
Bath & Body Works, Inc.(Æ) 16,718 937
Best Buy Co., Inc. 11,923 1,184
BorgWarner, Inc. 9,156 401
Boyd Gaming Corp. 4,914 292
Brunswick Corp. 4,836 439
Cable One, Inc. 114 176
Caesars Entertainment, Inc.(Æ) 2,478 189
Capri Holdings, Ltd.(Æ) 12,151 730
Carvana Co.(Æ) 1,230 199
Charter Communications, Inc. Class A(Æ) 431 256
Comcast Corp. Class A 112,663 5,633
Costco Wholesale Corp. 4,966 2,508
Darden Restaurants, Inc. 3,148 440
Dick's Sporting Goods, Inc.(Ñ) 5,714 659
Discovery, Inc. Class A(Æ)(Ñ) 11,270 315
DISH Network Corp. Class A(Æ) 9,840 309
Dollar General Corp. 4,180 871
Dollar Tree, Inc.(Æ) 9,680 1,270
DR Horton, Inc. 23,968 2,138
Five Below, Inc.(Æ) 960 157
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 138
Foot Locker, Inc. 8,241 368
Ford Motor Credit Co. LLC 187,947 3,815
Fortune Brands Home & Security, Inc. 5,699 537
Fox Corp. Class A 27,423 1,114
Gap, Inc. (The) 18,270 330
Garmin, Ltd. 6,535 813
General Motors Co.(Æ) 47,402 2,500
Genuine Parts Co. 6,902 920
Grand Canyon Education, Inc.(Æ) 3,605 302
H&R Block, Inc. 9,023 206
Hanesbrands, Inc. 6,916 111
Harley-Davidson, Inc. 13,239 458
Home Depot, Inc. (The) 13,135 4,821
IAC/InterActiveCorp.(Æ) 2,056 281
Interpublic Group of Cos., Inc. (The) 26,751 951
Kohl's Corp. 12,950 773
Lear Corp. 3,069 514
Leggett & Platt, Inc. 3,991 159
Lennar Corp. Class A 14,424 1,386
Liberty Broadband Corp. Class C(Æ) 685 102
Liberty Media Corp. Class C(Æ) 8,296 386
Lithia Motors, Inc. Class A 2,165 632
LKQ Corp. 21,031 1,154
Lowe's Cos., Inc. 9,534 2,263
Lululemon Athletica, Inc.(Æ) 1,003 335
Mattel, Inc.(Æ) 8,014 168
McDonald's Corp. 2,164 561
MGM Resorts International 5,885 251
Mohawk Industries, Inc.(Æ) 5,216 823
Netflix, Inc.(Æ) 3,730 1,593
New York Times Co. (The) Class A 7,004 280
Newell Rubbermaid, Inc. 31,451 730
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
News Corp. Class A 10,896 242
Nexstar Media Group, Inc. Class A 2,782 460
Nielsen Holdings PLC 12,984 245
Nike, Inc. Class B 11,428 1,692
Norton LifeLock Inc.(Æ) 22,250 579
nVent Electric PLC 6,878 238
NVR, Inc.(Æ) 187 996
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 88
Omnicom Group, Inc. 12,822 966
O'Reilly Automotive, Inc.(Æ) 600 391
Peloton Interactive, Inc. Class A(Æ) 4,277 117
Penske Automotive Group, Inc. 2,891 294
Petco Health & Wellness Co., Inc.(Æ) 11,474 215
Polaris, Inc. 2,638 297
Pool Corp. 1,538 732
PulteGroup, Inc. 14,463 762
PVH Corp. 4,433 421
Qurate Retail, Inc. Class A 30,739 216
Restoration Hardware(Æ) 314 126
Ross Stores, Inc. 7,297 713
Sensata Technologies Holding PLC(Æ) 5,184 297
Service Corp. International 4,005 247
Sirius XM Holdings, Inc.(Ñ) 49,327 314
Spotify Technology SA(Æ) 1,081 212
Starbucks Corp. 11,171 1,098
Tapestry, Inc. 20,107 763
Target Corp. 10,904 2,404
Tempur Sealy International, Inc. 15,529 618
Tesla, Inc.(Æ) 8,665 8,118
TJX Cos., Inc. (The) 13,139 946
Toll Brothers, Inc. 7,846 463
Tractor Supply Co. 2,703 590
Ulta Beauty, Inc.(Æ) 909 331
ViacomCBS, Inc. Class B 34,203 1,144
Victoria's Secret & Co.(Æ) 7,211 403
Walmart, Inc. 18,603 2,601
Walt Disney Co. (The)(Æ) 21,801 3,117
Wayfair, Inc. Class A(Æ) 1,517 237
Whirlpool Corp. 3,661 770
Williams-Sonoma, Inc. 5,799 931
YETI Holdings, Inc.(Æ) 2,278 149
Yum China Holdings, Inc. 10,049 484
Yum! Brands, Inc. 1,409 176
107,104
Consumer Staples - 5.7%
Albertsons Co., Inc. Class A(Ñ) 6,560 185
Altria Group, Inc. 11,455 583
Archer-Daniels-Midland Co. 36,776 2,757
Boston Beer Co., Inc. Class A(Æ) 442 186
Bunge, Ltd. 10,820 1,070
Campbell Soup Co. 15,434 681
Casey's General Stores, Inc. 3,663 688
Church & Dwight Co., Inc. 3,296 338
Clorox Co. (The) 2,633 442
Coca-Cola Co. (The) 30,813 1,880
Colgate-Palmolive Co. 3,818 315
ConAgra Foods, Inc. 15,379 535
Constellation Brands, Inc. Class A 1,725 410
CVS Health Corp. 38,566 4,107

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Estee Lauder Cos., Inc. (The) Class A 3,751 1,170
Flowers Foods, Inc. 15,734 443
General Mills, Inc. 28,559 1,961
Herbalife Nutrition, Ltd.(Æ) 7,258 309
Hershey Co. (The) 3,393 669
Hormel Foods Corp. 8,121 386
Ingredion, Inc. 5,002 474
JM Smucker Co. (The) 8,169 1,148
Kellogg Co. 11,944 752
Keurig Dr Pepper, Inc. 2,126 81
Kimberly-Clark Corp. 5,226 719
Kraft Heinz Foods Co. 33,001 1,181
Kroger Co. (The) 36,365 1,585
McCormick & Co., Inc. 3,152 316
Molson Coors Beverage Co. Class B 7,021 335
Mondelez International, Inc. Class A 18,538 1,243
Monster Beverage Corp.(Æ) 5,520 479
PepsiCo, Inc. 15,594 2,706
Philip Morris International, Inc. 33,301 3,424
Pilgrim's Pride Corp.(Æ) 5,757 161
Post Holdings, Inc.(Æ) 1,186 126
Procter & Gamble Co. (The) 27,894 4,475
Reynolds Consumer Products, Inc. 3,726 113
Spectrum Brands Holdings, Inc. 3,423 306
Tyson Foods, Inc. Class A 17,374 1,579
US Foods Holding Corp.(Æ) 22,099 779
Walgreens Boots Alliance, Inc. 27,967 1,392
42,489
Energy - 2.3%
Cabot Oil & Gas Corp. 9,687 212
Chevron Corp. 11,589 1,522
Continental Resources, Inc.(Ñ) 6,163 320
Devon Energy Corp. 21,717 1,098
Diamondback Energy, Inc. 7,623 962
EOG Resources, Inc. 19,071 2,126
Exxon Mobil Corp. 44,169 3,354
Hess Corp. 4,849 448
Kinder Morgan, Inc. 56,274 977
Marathon Oil Corp. 37,805 736
Marathon Petroleum Corp. 17,512 1,256
ONEOK, Inc. 25,334 1,537
Schlumberger, Ltd. 30,349 1,186
Targa Resources Corp. 7,443 440
Texas Pacific Land Corp. 154 166
Xcel Energy, Inc. 4,603 321
16,661
Financial Services - 16.4%
Affiliated Managers Group, Inc. 1,040 152
Aflac, Inc. 32,018 2,011
Air Lease Corp. Class A 2,197 87
Alexandria Real Estate Equities, Inc.(ö) 960 187
Alleghany Corp.(Æ) 146 97
Alliance Data Systems Corp. 4,523 312
Allstate Corp. (The) 15,225 1,837
Ally Financial, Inc. 19,503 931
American Express Co. 5,807 1,044
American Financial Group, Inc. 1,576 205
American Homes 4 Rent Class A(ö) 2,701 106
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American International Group, Inc. 22,525 1,301
American Tower Corp.(ö) 1,141 287
Ameriprise Financial, Inc. 4,519 1,375
Annaly Capital Management, Inc.(ö) 14,181 112
Apollo Global Management, Inc. 5,784 405
Arch Capital Group, Ltd.(Æ) 9,219 427
Assurant, Inc. 550 84
AXA Equitable Holdings 12,709 428
Bank of America Corp. 129,047 5,955
Bank of New York Mellon Corp. (The) 28,692 1,700
Berkshire Hathaway, Inc. Class B(Æ) 34,347 10,752
BlackRock, Inc. Class A 1,352 1,113
Blackstone Group, Inc. (The) Class A 2,047 270
Brighthouse Financial, Inc.(Æ) 2,736 149
Brixmor Property Group, Inc.(ö) 9,913 251
Brown & Brown, Inc. 2,723 180
Camden Property Trust(ö) 1,169 187
Capital One Financial Corp. 17,326 2,542
Cboe Global Markets, Inc. 4,037 479
CBRE Group, Inc. Class A 18,956 1,921
Charles Schwab Corp. (The) 16,869 1,479
Chubb, Ltd. 12,552 2,476
Cincinnati Financial Corp. 1,987 234
Citigroup, Inc. 38,159 2,485
Citizens Financial Group, Inc. 19,183 987
Comerica, Inc. 5,232 485
Crown Castle International Corp.(ö) 1,491 272
CubeSmart(ö) 3,425 174
Digital Realty Trust, Inc.(ö) 1,484 221
Discover Financial Services 15,620 1,808
Duke Realty Corp.(ö) 3,943 228
East West Bancorp, Inc. 7,379 637
Equifax, Inc. 2,559 614
Equinix, Inc.(Æ)(ö) 330 239
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 227
Everest Re Group, Ltd. 1,128 320
Extra Space Storage, Inc.(ö) 2,488 493
Fidelity National Financial, Inc. 8,366 421
Fifth Third Bancorp 24,982 1,115
First American Financial Corp. 3,276 244
FleetCor Technologies, Inc.(Æ) 405 96
Franklin Resources, Inc. 11,586 370
Global Payments, Inc. 289 43
Globe Life, Inc.(Æ) 2,404 246
Goldman Sachs Group, Inc. (The) 10,525 3,733
Hartford Financial Services Group, Inc. 11,399 819
Healthpeak Properties, Inc.(ö) 4,003 142
Host Hotels & Resorts, Inc.(Æ)(ö) 14,370 249
Huntington Bancshares, Inc. 23,297 351
Invesco, Ltd. 14,821 336
Invitation Homes, Inc.(ö) 3,963 166
Jefferies Financial Group, Inc.(Æ) 5,383 197
Jones Lang LaSalle, Inc.(Æ) 3,379 847
JPMorgan Chase & Co. 54,065 8,035
KeyCorp 35,131 880
Kimco Realty Corp.(ö) 34,539 838
KKR & Co., Inc. Class A 14,287 1,017
Lazard, Ltd. Class A 2,386 104
Life Storage, Inc.(Æ)(ö) 1,931 261
Lincoln National Corp. 5,679 397

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Loews Corp. 7,792 465
LPL Financial Holdings, Inc. 2,218 382
M&T Bank Corp. 3,636 616
Marsh & McLennan Cos., Inc. 805 124
MasterCard, Inc. Class A 7,884 3,046
MetLife, Inc. 27,079 1,816
MGIC Investment Corp. 15,038 228
Mid-America Apartment Communities, Inc.
(ö) 1,038 215
Morgan Stanley 40,853 4,190
New York Community Bancorp, Inc. 22,237 259
Northern Trust Corp. 11,224 1,309
Old Republic International Corp. 6,895 177
OneMain Holdings, Inc.(Æ) 2,166 112
Orion Office REIT, Inc.(Æ)(ö) 224 4
PayPal Holdings, Inc.(Æ) 11,373 1,955
Pinnacle Financial Partners, Inc. 1,658 160
PNC Financial Services Group, Inc. (The) 13,139 2,707
Primerica, Inc. 1,046 161
Principal Financial Group, Inc. 14,875 1,087
Progressive Corp. (The) 17,290 1,879
Prologis, Inc.(ö) 3,483 546
Prudential Financial, Inc. 15,177 1,693
Public Storage(ö) 1,989 713
Raymond James Financial, Inc. 12,598 1,334
Realty Income Corp.(ö) 2,243 156
Regions Financial Corp. 40,411 927
SBA Communications Corp.(ö) 254 83
Simon Property Group, LP(ö) 6,217 915
State Street Corp. 12,831 1,213
SVB Financial Group(Æ) 1,872 1,093
Synchrony Financial 25,535 1,088
Synovus Financial Corp. 3,002 149
T. Rowe Price Group, Inc. 2,684 414
TransUnion 1,055 109
Travelers Cos., Inc. (The) 11,800 1,961
Truist Financial Corp. 42,824 2,690
Unum Group 5,523 140
US Bancorp 39,484 2,298
Visa, Inc. Class A 19,750 4,468
Voya Financial, Inc. 1,947 132
Wells Fargo & Co. 72,136 3,882
Welltower, Inc.(ö) 4,587 397
Western Alliance Bancorp 3,310 328
Western Union Co. (The) 12,017 227
Weyerhaeuser Co.(ö) 7,991 323
Willis Towers Watson PLC(Æ) 4,314 1,009
WP Carey, Inc.(ö) 1,744 135
WR Berkley Corp. 6,167 521
Zions Bancorp 1,676 114
121,123
Health Care - 10.1%
10x Genomics, Inc. Class A(Æ) 1,581 152
Abbott Laboratories 10,812 1,378
AbbVie, Inc. 22,436 3,071
Acadia Healthcare Co., Inc.(Æ) 1,978 104
Agilent Technologies, Inc. 6,675 930
Align Technology, Inc.(Æ) 2,018 999
Amedisys, Inc.(Æ) 1,362 184
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AmerisourceBergen Corp. Class A 6,827 930
Amgen, Inc. 6,718 1,526
Anthem, Inc.(Æ) 8,264 3,644
AstraZeneca PLC - ADR 5,808 338
Avantor, Inc.(Æ) 9,659 361
Baxter International, Inc. 6,077 519
Becton Dickinson and Co. 1,507 383
Biogen, Inc.(Æ) 2,259 511
Bio-Rad Laboratories, Inc. Class A(Æ) 336 202
Boston Scientific Corp.(Æ) 13,204 566
Bristol-Myers Squibb Co. 6,655 432
Cardinal Health, Inc. 13,463 694
Centene Corp.(Æ) 20,628 1,604
Cerner Corp. 7,545 688
Charles River Laboratories International,
Inc.(Æ) 1,769 583
Chemed Corp. 436 204
Cigna Corp. 13,094 3,018
Cooper Cos., Inc. (The) 984 392
DaVita HealthCare Partners, Inc.(Æ) 4,371 474
Dentsply Sirona, Inc. 5,228 279
Edwards Lifesciences Corp.(Æ) 9,008 984
Eli Lilly & Co. 3,057 750
Encompass Health Corp.(Æ) 1,022 63
Envista Holdings Corp.(Æ) 7,324 317
Exelixis, Inc.(Æ) 15,607 282
Gilead Sciences, Inc. 7,859 540
Globus Medical, Inc. Class A(Æ) 3,559 237
HCA Healthcare, Inc. 11,514 2,764
Henry Schein, Inc.(Æ) 12,302 926
Hologic, Inc.(Æ) 2,816 198
Humana, Inc. 4,097 1,608
Icon PLC(Æ) 514 137
ICU Medical, Inc.(Æ) 397 85
IDEXX Laboratories, Inc.(Æ) 956 485
Illumina, Inc.(Æ) 1,336 466
Intuitive Surgical, Inc.(Æ) 4,946 1,406
IQVIA, Inc.(Æ) 2,686 658
Jazz Pharmaceuticals PLC(Æ) 1,492 207
Johnson & Johnson 36,854 6,350
Laboratory Corp. of America Holdings(Æ) 5,180 1,406
Masimo Corp.(Æ) 881 194
McKesson Corp. 5,306 1,362
Medtronic PLC 7,433 769
Merck & Co., Inc. 23,166 1,888
Moderna, Inc.(Æ) 2,523 427
Molina Healthcare, Inc.(Æ) 1,536 446
Organon & Co. 3,251 104
Pfizer, Inc. 100,331 5,286
Quest Diagnostics, Inc. 7,243 978
Quidel Corp.(Æ) 1,061 110
Regeneron Pharmaceuticals, Inc.(Æ) 1,121 682
Repligen Corp.(Æ) 1,066 211
ResMed, Inc. 3,447 788
STERIS PLC 1,947 437
Stryker Corp. 4,346 1,078
Syneos Health, Inc. Class A(Æ) 3,736 338
Teleflex, Inc. 337 105
Thermo Fisher Scientific, Inc. 2,509 1,458
United Therapeutics Corp.(Æ) 4,320 872

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UnitedHealth Group, Inc. 17,076 8,069
Universal Health Services, Inc. Class B 5,556 723
Veeva Systems, Inc. Class A(Æ) 4,070 963
Vertex Pharmaceuticals, Inc.(Æ) 1,873 455
Viatris, Inc. 58,096 870
West Pharmaceutical Services, Inc. 3,187 1,253
Zoetis, Inc. Class A 5,639 1,127
75,028
Materials and Processing - 5.0%
Acuity Brands, Inc. 3,214 616
Air Products & Chemicals, Inc. 1,400 395
Albemarle Corp. 4,676 1,032
Amcor PLC 48,889 587
AptarGroup, Inc. 2,425 284
Berry Plastics Group, Inc.(Æ) 6,333 427
Builders FirstSource, Inc.(Æ) 16,187 1,101
Carrier Global Corp. 13,938 665
Celanese Corp. Class A 5,931 924
CF Industries Holdings, Inc. 7,788 536
Chemours Co. (The) 10,639 348
Copart, Inc.(Æ) 7,521 972
Crown Holdings, Inc. 7,736 885
Dow, Inc. 27,770 1,660
DowDuPont, Inc. 25,415 1,948
Eagle Materials, Inc. 2,168 316
Eastman Chemical Co. 9,431 1,122
Ecolab, Inc. 1,904 361
Element Solutions, Inc.(Æ) 6,819 153
Fastenal Co. 11,202 635
FMC Corp. 1,833 202
Freeport-McMoRan, Inc. 24,476 911
General Electric Co. 3,158 298
Graphic Packaging Holding Co. 11,124 210
Huntsman Corp. 13,564 486
International Flavors & Fragrances, Inc. 1,489 196
International Paper Co. 32,794 1,582
ITT, Inc. 1,974 181
Louisiana-Pacific Corp. 8,941 594
LyondellBasell Industries Class A 16,399 1,586
Martin Marietta Materials, Inc. 664 258
Masco Corp. 6,378 404
Mosaic Co. (The) 16,842 673
NewMarket Corp. 220 74
Newmont Corp. 14,305 875
Nucor Corp. 17,278 1,753
Olin Corp. 4,382 222
Owens Corning 7,151 634
Packaging Corp. of America 7,864 1,185
PPG Industries, Inc. 5,665 885
Reliance Steel & Aluminum Co. 5,870 897
RPM International, Inc. 1,878 166
Sealed Air Corp. 8,637 587
Sherwin-Williams Co. (The) 3,918 1,123
Silgan Holdings, Inc. 1,496 67
Sonoco Products Co. 6,072 344
Steel Dynamics, Inc. 18,010 1,000
Sylvamo Corp.(Æ) 3,186 95
Terminix Global Holdings, Inc.(Æ) 2,905 125
Timken Co. (The) 5,569 372
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trane Technologies PLC 6,406 1,109
Trex Co., Inc.(Æ) 3,883 355
United States Steel Corp. 11,931 247
Univar Solutions, Inc. - ADR(Æ) 9,718 258
Valmont Industries, Inc. 1,525 331
Valvoline, Inc. 10,659 351
Vulcan Materials Co. 2,036 387
Watsco, Inc. 1,466 414
Westlake Chemical Corp. 1,494 147
Westrock Co. 11,206 517
37,068
Producer Durables - 9.2%
3M Co. 10,242 1,700
AGCO Corp. 5,587 655
Ametek, Inc. 6,712 918
AO Smith Corp. 5,624 430
Aptiv PLC(Æ) 6,452 881
Automatic Data Processing, Inc. 5,504 1,135
Avalara, Inc.(Æ) 1,865 204
Avery Dennison Corp. 2,308 474
Carlisle Cos., Inc. 3,039 679
Caterpillar, Inc. 5,437 1,096
CH Robinson Worldwide, Inc. 4,499 471
Cintas Corp. 2,281 893
CoStar Group, Inc.(Æ) 8,616 604
Crane Co. 4,280 443
CSX Corp. 17,578 602
Cummins, Inc. 10,503 2,319
Danaher Corp. 5,156 1,474
Darling Ingredients, Inc.(Æ) 3,004 192
Deere & Co. 2,675 1,007
Donaldson Co., Inc. 2,305 128
Dover Corp. 3,545 602
Eaton Corp. PLC 7,936 1,257
Emerson Electric Co. 12,035 1,107
Expeditors International of Washington, Inc. 9,077 1,039
FedEx Corp. 8,986 2,209
Fortive Corp. 15,937 1,124
Generac Holdings, Inc.(Æ) 1,519 429
General Dynamics Corp. 6,890 1,461
Gentex Corp. 9,384 295
Graco, Inc. 7,498 544
GXO Logistics, Inc.(Æ) 2,888 235
HEICO Corp. 857 117
Honeywell International, Inc. 5,652 1,156
Howmet Aerospace, Inc. 7,110 221
Hubbell, Inc. Class B 2,493 467
Huntington Ingalls Industries, Inc. 1,443 270
IDEX Corp. 3,493 753
Illinois Tool Works, Inc. 4,747 1,110
Ingersoll Rand, Inc. 4,090 230
Jacobs Engineering Group, Inc. 6,436 838
JB Hunt Transport Services, Inc. 1,545 297
Johnson Controls International PLC(Æ) 28,678 2,084
Keysight Technologies, Inc.(Æ) 6,611 1,116
Kirby Corp.(Æ) 2,098 137
Knight-Swift Transportation Holdings, Inc.
(Æ) 5,576 315
L3Harris Technologies, Inc. 5,332 1,116

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Landstar System, Inc. 943 151
Lincoln Electric Holdings, Inc. 2,244 287
Littelfuse, Inc. 1,279 345
Lockheed Martin Corp. 3,347 1,302
ManpowerGroup, Inc. 5,260 552
MasTec, Inc.(Æ) 5,103 440
Mettler-Toledo International, Inc.(Æ) 474 698
Middleby Corp.(Æ) 2,914 540
MSC Industrial Direct Co., Inc. Class A 2,696 220
National Instruments Corp. 1,491 61
Nordson Corp. 623 145
Norfolk Southern Corp. 3,245 883
Northrop Grumman Corp. 4,578 1,693
Old Dominion Freight Line, Inc. 3,756 1,134
Oshkosh Corp. 6,175 703
Otis Worldwide Corp. 5,435 464
PACCAR Financial Corp. 15,104 1,405
Parker-Hannifin Corp. 4,632 1,436
Paychex, Inc. 10,007 1,178
Pentair PLC 5,866 374
Quanta Services, Inc. 11,390 1,170
Regal Beloit Corp. 2,742 435
Republic Services, Inc. Class A 2,052 262
Robert Half International, Inc. 5,093 577
Rockwell Automation, Inc. 1,449 419
Rollins, Inc. 4,610 142
Roper Technologies, Inc. 406 177
Ryder System, Inc. 4,745 347
S&P Global, Inc. 229 95
Snap-on, Inc. 4,341 904
Square, Inc. Class A(Æ) 4,032 493
Stanley Black & Decker, Inc. 9,739 1,701
Teledyne Technologies, Inc.(Æ) 474 200
Textron, Inc. 16,979 1,156
Toro Co. (The) 3,560 344
Travel + Leisure Co.(Æ) 5,047 287
Trimble Navigation, Ltd.(Æ) 10,623 767
Union Pacific Corp. 2,130 521
United Parcel Service, Inc. Class B 7,849 1,587
United Rentals, Inc.(Æ) 5,110 1,636
Verisk Analytics, Inc. Class A 1,946 382
Waste Management, Inc. 5,829 877
Waters Corp.(Æ) 1,847 591
Westinghouse Air Brake Technologies Corp. 4,274 380
WW Grainger, Inc. 847 419
Xerox Holdings Corp. 5,514 116
XPO Logistics, Inc.(Æ) 2,888 191
Xylem, Inc. 3,889 408
Zebra Technologies Corp. Class A(Æ) 1,974 1,005
68,434
Technology - 28.8%
Accenture PLC Class A 6,089 2,153
Activision Blizzard, Inc. 11,921 942
Adobe, Inc.(Æ) 6,094 3,256
Advanced Micro Devices, Inc.(Æ) 10,712 1,224
Akamai Technologies, Inc.(Æ) 2,151 246
Allegion PLC 1,694 208
Alphabet, Inc. Class A(Æ) 7,189 19,454
Alphabet, Inc. Class C(Æ) 2,164 5,873
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amdocs, Ltd. 6,444 489
Amphenol Corp. Class A 14,801 1,178
Analog Devices, Inc. 11,140 1,827
Anaplan, Inc.(Æ) 4,290 207
Ansys, Inc.(Æ) 2,483 844
Apple, Inc. 249,684 43,639
Applied Materials, Inc. 14,737 2,036
Arista Networks, Inc.(Æ) 10,181 1,266
Arrow Electronics, Inc.(Æ) 6,454 800
Atlassian Corp. PLC Class A(Æ) 2,201 714
Avnet, Inc. 9,017 364
Bill.com Holdings, Inc.(Æ) 1,598 301
Bio Techne Corp.(Æ) 1,377 518
Black Knight, Inc.(Æ) 2,011 150
Broadcom, Inc. 2,266 1,328
Broadridge Financial Solutions, Inc. 1,481 236
Brooks Automation, Inc. 4,267 360
CACI International, Inc. Class A(Æ) 580 144
Cadence Design Systems, Inc.(Æ) 8,461 1,287
CDW Corp. 3,659 692
Ciena Corp.(Æ) 7,070 469
Cisco Systems, Inc. 65,402 3,641
Citrix Systems, Inc. 1,036 106
Cloudflare, Inc. Class A(Æ) 5,224 504
Cognex Corp. 5,824 387
Cognizant Technology Solutions Corp. Class
A 15,593 1,332
CommScope Holding Co., Inc.(Æ) 18,247 171
Concentrix Corp. 2,913 585
Corning, Inc. 38,130 1,603
Corteva, Inc. 42,949 2,065
Crowdstrike Holdings, Inc. Class A(Æ) 5,050 912
Dell Technologies, Inc. Class C 12,770 725
Dolby Laboratories, Inc. Class A 1,887 166
DXC Technology Co.(Æ) 21,136 636
Elastic NV(Æ) 2,177 203
Electronic Arts, Inc. 3,485 462
Entegris, Inc. 4,218 505
EPAM Systems, Inc.(Æ) 1,969 938
F5 Networks, Inc.(Æ) 1,943 403
Fair Isaac Corp.(Æ) 517 256
Fastly, Inc. Class A(Æ) 1,165 33
Fidelity National Information Services, Inc. 5,462 655
Fiserv, Inc.(Æ) 4,040 427
Five9, Inc.(Æ) 2,073 261
Fortinet, Inc.(Æ) 5,093 1,514
Gartner, Inc.(Æ) 2,529 743
Genpact, Ltd. 1,325 66
Globant SA(Æ) 1,379 352
Hewlett Packard Enterprise Co. Class H 109,151 1,782
HP, Inc.(Æ) 74,000 2,718
HubSpot, Inc.(Æ) 1,111 543
Intel Corp. 78,880 3,851
Intuit, Inc. 3,435 1,907
IPG Photonics Corp.(Æ) 350 54
Jabil Circuit, Inc. 9,274 570
Jack Henry & Associates, Inc. 1,329 223
Juniper Networks, Inc. 22,391 780
KLA Corp. 4,139 1,611
Kyndryl Holdings, Inc.(Æ) 4,279 72

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 447
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lam Research Corp. 2,464 1,454
Leidos Holdings, Inc. 3,866 346
Loyalty Ventures, Inc.(Æ) 1,809 53
Lumentum Holdings, Inc. Class E(Æ) 1,219 124
Lyft, Inc. Class A(Æ) 4,317 166
Mandiant, Inc.(Æ) 4,876 74
Manhattan Associates, Inc.(Æ) 2,909 389
Media General, Inc.(Æ)(Š) 1,092 —
Meta Platforms, Inc. Class A(Æ) 34,048 10,666
Microchip Technology, Inc. 3,472 269
Micron Technology, Inc. 22,688 1,867
Microsoft Corp. 118,182 36,751
MKS Instruments, Inc. 4,673 726
Monolithic Power Systems, Inc. 1,137 458
Motorola Solutions, Inc. 5,138 1,192
MSCI, Inc. Class A 483 259
NCR Corp.(Æ) 11,586 441
NetApp, Inc. 5,718 495
Nuance Communications, Inc.(Æ) 7,127 394
NVIDIA Corp. 34,659 8,487
NXP Semiconductors NV 1,381 284
Okta, Inc.(Æ) 1,471 291
ON Semiconductor Corp.(Æ) 17,211 1,015
Oracle Corp. 20,440 1,659
Paycom Software, Inc.(Æ) 1,427 478
Pinterest, Inc. Class A(Æ) 7,056 209
PTC, Inc.(Æ) 2,807 326
Qorvo, Inc.(Æ) 4,224 580
QUALCOMM, Inc. 6,956 1,223
Raytheon Technologies Corp.(Æ) 28,725 2,591
Roku, Inc.(Æ) 2,235 367
Salesforce.com, Inc.(Æ) 9,072 2,110
Science Applications International Corp. 1,080 89
Skyworks Solutions, Inc. 4,971 728
Smartsheet, Inc. Class A(Æ) 3,071 191
SS&C Technologies Holdings, Inc. 8,770 700
SYNNEX Corp. 4,383 458
Synopsys, Inc.(Æ) 3,419 1,062
Take-Two Interactive Software, Inc.(Æ) 1,449 237
Teradata Corp.(Æ) 6,171 249
Teradyne, Inc. 5,797 681
Texas Instruments, Inc. 13,168 2,364
Tyler Technologies, Inc.(Æ) 1,858 880
Ubiquiti, Inc. 553 160
Unity Software, Inc.(Æ) 1,490 157
Vimeo, Inc.(Æ) 3,339 49
VMware, Inc. Class A 7,440 956
Western Digital Corp.(Æ) 15,422 798
Workday, Inc. Class A(Æ) 3,054 773
Xilinx, Inc. 4,122 798
Zoom Video Communications, Inc. Class
A(Æ) 3,087 476
213,517
Utilities - 4.4%
Alliant Energy Corp. 4,441 266
Ameren Corp. 3,420 303
American Electric Power Co., Inc. 16,818 1,520
American Water Works Co., Inc. 1,310 211
APA Corp. 12,281 408
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AT&T, Inc. 130,034 3,315
Atmos Energy Corp. 7,711 827
Avangrid, Inc. 5,223 244
Cheniere Energy, Inc. 2,746 307
CMS Energy Corp. 4,365 281
Consolidated Edison Co., Inc. 15,656 1,353
Dominion Energy, Inc. 5,764 465
DT Midstream, Inc. 5,040 261
DTE Energy Co. 9,183 1,106
Duke Energy Corp. 7,655 804
Edison International 3,505 220
Entergy Corp. 9,511 1,063
Essential Utilities, Inc. 2,076 101
Evergy, Inc. 6,998 455
Eversource Energy(Æ) 2,983 267
Exelon Corp. 35,994 2,086
FirstEnergy Corp. 14,439 606
Hawaiian Electric Industries, Inc. 5,775 245
IDACORP, Inc. 2,620 289
International Business Machines Corp. 19,465 2,600
Lumen Technologies, Inc. 71,358 882
MDU Resources Group, Inc. 10,801 317
National Fuel Gas Co. 3,411 207
NextEra Energy, Inc. 5,558 434
NiSource, Inc. 8,418 246
NRG Energy, Inc. 6,723 268
OGE Energy Corp. 10,301 391
Pinnacle West Capital Corp. 5,625 392
PPL Corp. 11,945 355
Public Service Enterprise Group, Inc. 23,178 1,542
Sempra Energy 10,249 1,416
Southern Co. (The) 18,068 1,256
T-Mobile USA, Inc.(Æ) 5,258 569
UGI Corp. 6,830 310
Verizon Communications, Inc. 76,997 4,098
WEC Energy Group, Inc.(Æ) 3,663 355
32,641
Total Common Stocks
(cost $426,453) 714,065
Short-Term Investments - 3.4%
U.S. Cash Management Fund(@) 24,898,034
(∞)
24,891
Total Short-Term Investments
(cost $24,891) 24,891
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,573,645
(∞)
1,574
Total Other Securities
(cost $1,574) 1,574
Total Investments - 100.0%
(identified cost $452,918) 740,530
Other Assets and Liabilities, Net
– (0.0)%
(14)
Net Assets - 100.0%
740,516

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 80 USD 18,017 03/22 (733)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (733)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 107,104 $ — $ —
$ —
$ 107,104
Consumer Staples 42,489 — —
—
42,489
Energy 16,661 — —
—
16,661
Financial Services 121,123 — —
—
121,123
Health Care 75,028 — —
—
75,028
Materials and Processing 37,068 — —
—
37,068
Producer Durables 68,434 — —
—
68,434
Technology 213,517 — —
—
213,517
Utilities 32,641 — —
—
32,641
Short-Term Investments — — — 24,891 24,891
Other Securities — — — 1,574 1,574
Total Investments
714,065 — — 26,465 740,530
Other Financial Instruments
Liabilities
Futures Contracts (733) — — — (733)
Total Other Financial Instruments
*
$ (733) $ — $ — $ — $ (733)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.1%
Australia - 5.8%
AGL Energy, Ltd. 53,937 272
APA Group 17,930 122
Aristocrat Leisure, Ltd. 6,311 183
ASX, Ltd. - ADR 1 —
Aurizon Holdings, Ltd. 98,021 246
AusNet Services(Æ) 91,779 169
Australia & New Zealand Banking
Group, Ltd. - ADR 39,671 750
BHP Group, Ltd. 21,918 692
BHP Group, Ltd. - ADR(Ñ) 24,698 793
BlueScope Steel, Ltd. 39,660 518
Brambles, Ltd. 19,953 137
Cochlear, Ltd. 607 83
Coles Group, Ltd. 20,328 234
Commonwealth Bank of Australia - ADR 29,667 1,975
CSL, Ltd. 3,697 687
Dexus Property Group(ö) 50,536 370
Domino's Pizza Enterprises, Ltd. 1,198 89
Endeavour Mining Corp. 13,261 59
Evolution Mining, Ltd. 27,146 68
Fortescue Metals Group, Ltd. 54,423 771
Glencore PLC(Æ) 151,205 790
Goodman Group(ö) 28,175 465
GPT Group (The)(ö) 62,105 221
Insurance Australia Group, Ltd.(Æ) 29,005 87
Macquarie Group, Ltd. 4,650 610
Magellan Financial Group, Ltd. - ADR 1 —
Mirvac Group(ö) 39,278 73
National Australia Bank, Ltd. - ADR 34,673 669
Newcrest Mining, Ltd. 9,621 148
Northern Star Resources, Ltd. 13,149 78
QBE Insurance Group, Ltd. 31,715 251
Ramsay Health Care, Ltd. 2,286 102
REA Group, Ltd. 901 94
Reece, Ltd.(Æ) 6,882 106
Rio Tinto PLC 34,781 2,451
Rio Tinto, Ltd. - ADR 10,422 828
Santos, Ltd. 18,898 96
SEEK, Ltd. 10,394 215
Sonic Healthcare, Ltd. 8,395 224
South32, Ltd. Class B 286,958 788
Stockland(ö) 168,024 486
Suncorp Group, Ltd.(Æ) 21,798 171
Tabcorp Holdings, Ltd. 110,931 390
Telstra Corp., Ltd. 114,177 318
Transurban Group - ADR(Æ) 14,076 124
Treasury Wine Estates, Ltd. 14,368 108
Wesfarmers, Ltd.(Æ) 14,444 544
Westpac Banking Corp. 46,113 665
Woolworths Group, Ltd. 13,261 324
19,644
Austria - 0.7%
Erste Group Bank AG 10,858 505
Mondi PLC 24,236 606
OMV AB 12,640 769
Voestalpine AG 10,621 355
2,235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Belgium - 0.8%
Ageas SA 11,424 551
Colruyt SA 3,924 159
Groupe Bruxelles Lambert SA 1,856 199
KBC Groep NV 5,533 480
Proximus SA 13,012 265
Solvay SA 4,418 532
UCB SA 2,652 263
Umicore SA 3,367 127
2,576
Brazil - 0.1%
Yara International ASA 10,084 518
Canada - 9.3%
Algonquin Power & Utilities Corp. 9,360 134
Alimentation Couche-Tard, Inc. 5,989 242
AltaGas, Ltd. - ADR 17,269 355
Atco, Ltd. Class I 3,692 124
B2Gold Corp. 32,799 118
Bank of Montreal(Ñ) 13,735 1,554
Bank of Nova Scotia (The) 19,071 1,374
Barrick Gold Corp. 10,962 210
BCE, Inc. 6,408 335
BlackBerry, Ltd. - ADR(Æ) 12,915 106
Canadian Apartment Properties(ö) 4,833 213
Canadian Imperial Bank of Commerce 11,159 1,401
Canadian National Railway Co. 2,697 329
Canadian Natural Resources, Ltd. 27,569 1,402
Canadian Pacific Railway, Ltd. 3,644 261
Canadian Tire Corp., Ltd. Class A 2,341 338
CCL Industries, Inc. Class B 2,129 111
Cenovus Energy, Inc. 37,180 541
CGI Group, Inc.(Æ) 1,438 123
Constellation Software, Inc. 134 231
Emera, Inc. 2,931 139
Empire Co., Ltd. Class A 9,948 307
Enbridge, Inc. 24,303 1,027
Fairfax Financial Holdings, Ltd. 612 296
First Quantum Minerals, Ltd. 17,299 426
Fortis, Inc. 4,404 209
George Weston, Ltd. 1,679 183
Gildan Activewear, Inc. Class A 2,893 115
Great-West Lifeco, Inc. 16,830 526
Hydro One, Ltd.(Þ) 6,600 171
iA Financial Corp., Inc. 3,555 231
IGM Financial, Inc. 1,035 36
Imperial Oil, Ltd. 12,069 494
Intact Financial Corp. 919 125
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 116
Kinross Gold Corp. 33,470 181
Loblaw Cos., Ltd. 9,231 712
Lundin Mining Corp. 9,996 83
Magna International, Inc. Class A 13,521 1,089
Manulife Financial Corp. 59,758 1,244
Metro, Inc. Class A 4,517 242
National Bank of Canada 12,041 963
Nutrien, Ltd. 5,574 389
Onex Corp. 2,895 208
Open Text Corp. 2,821 135

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Corp. of Canada 20,550 661
Quebecor, Inc. Class B 9,367 222
Ritchie Bros Auctioneers, Inc. 2,638 161
Rogers Communications, Inc. Class B 1,665 84
Royal Bank of Canada - GDR 26,729 3,047
Saputo, Inc. - ADR 4,167 93
Shaw Communications, Inc. Class B 20,142 600
Shopify, Inc. Class A(Æ) 740 714
Sun Life Financial, Inc. 18,232 1,033
TC Energy Corp.(Æ) 7,567 391
Teck Resources, Ltd. Class B 34,943 1,079
TELUS Corp. 3,519 83
Thomson Reuters Corp.(Æ) 3,457 371
Toromont Industries, Ltd. 1,360 115
Toronto-Dominion Bank (The) 37,096 2,970
West Fraser Timber Co., Ltd. 3,984 369
WSP Global, Inc. 2,318 309
31,451
Chile - 0.0%
Antofagasta PLC 4,847 89
China - 0.2%
BOC Hong Kong Holdings, Ltd. 61,500 237
Wilmar International, Ltd. 156,200 495
732
Denmark - 2.0%
Ambu A/S Class B 600 13
AP Moller - Maersk A/S Class A 147 492
AP Moller - Maersk A/S Class B 466 1,672
Coloplast A/S Class B 1,074 156
Danske Bank A/S 25,075 486
Demant A/S(Æ) 3,270 145
DSV Panalpina A/S 2,577 524
Genmab A/S(Æ) 588 200
GN Store Nord A/S 1,707 103
Novo Nordisk A/S Class B 18,406 1,842
Novozymes A/S Class B 3,394 233
Pandora A/S 4,563 495
Rockwool International A/S Class B 280 107
Vestas Wind Systems A/S 7,565 203
6,671
Finland - 1.7%
Elisa OYJ 2,678 157
Fortum OYJ 33,329 909
Kesko OYJ Class B 6,371 202
Kone OYJ Class B 3,679 239
Neste OYJ 2,332 105
Nordea Bank Abp 112,077 1,331
Orion OYJ Class B 6,037 245
Sampo OYJ Class A 8,327 414
Stora Enso OYJ Class R 47,028 958
UPM-Kymmene OYJ 17,661 643
Wartsila OYJ Abp Class B 34,159 423
5,626
France - 8.5%
Air Liquide SA Class A 2,463 422
Airbus Group SE 4,089 522
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amundi SA(Þ) 2,267 177
Arkema SA 4,180 616
Atos SE 8,373 299
AXA SA 40,409 1,279
BioMerieux 803 94
BNP Paribas SA 21,950 1,568
Bollore SA 78,273 422
Bouygues SA - ADR 12,298 433
Capgemini SE 2,470 554
Carrefour SA 31,580 601
Cie de Saint-Gobain SA 22,498 1,528
Cie Generale des Etablissements
Michelin SCA Class B 8,620 1,443
Credit Agricole SA 39,425 592
Danone SA 10,852 676
Dassault Aviation SA 1,370 162
Dassault Systemes SE 9,415 453
Eiffage SA 4,613 484
Electricite de France SA 400 4
Engie SA 13,579 208
EssilorLuxottica SA 1,391 264
Eurazeo SE 1,310 104
Faurecia SE 1,492 65
Hermes International 513 769
Klepierre SA - GDR(ö) 10,283 273
La Francaise des Jeux SAEM(Þ) 1,182 49
Legrand SA - ADR 1,578 161
L'Oreal SA 2,883 1,234
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,596 2,956
Orange SA - ADR 61,728 724
Pernod Ricard SA 553 118
Publicis Groupe SA - ADR 15,759 1,067
Remy Cointreau SA 535 112
Sanofi - ADR 17,995 1,870
Sartorius Stedim Biotech 842 369
Schneider Electric SE 7,616 1,295
SCOR SE - ADR 6,459 219
SEB SA 613 93
Societe Generale SA 19,089 708
Suez SA 17,813 397
Teleperformance - GDR 499 188
Total SA 44,799 2,537
Valeo SA 2,248 63
Vinci SA 4,463 488
Vivendi SE - ADR 9,215 121
28,781
Germany - 7.8%
Allianz SE 7,444 1,908
Aroundtown SA 52,213 320
BASF SE 19,165 1,455
Bayer AG 18,949 1,149
Bayerische Motoren Werke
Aktiengesellschaft 12,525 1,308
Bechtle AG 1,938 115
Beiersdorf AG 887 88
Brenntag SE 5,616 478
Carl Zeiss Meditec AG 890 142
Continental AG(Æ) 4,202 402

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Covestro AG(Þ) 11,594 689
Daimler AG 23,662 1,864
Daimler Truck Holding AG(Æ) 11,831 417
Deutsche Bank AG(Æ) 89,342 1,227
Deutsche Boerse AG 210 37
Deutsche Post AG 21,282 1,268
Deutsche Telekom AG 53,737 1,007
Deutsche Wohnen SE 4,657 189
E.ON SE 41,168 565
Evonik Industries AG 15,215 492
Fresenius Medical Care AG & Co. 9,045 611
Fresenius SE & Co. KGaA 15,991 657
GEA Group AG 5,226 245
Hannover Rueck SE 2,342 470
HeidelbergCement AG 9,757 672
HelloFresh SE(Æ) 4,445 292
Henkel AG & Co. KGaA 1,721 135
Infineon Technologies AG - ADR 13,736 561
KION Group AG 3,039 277
Knorr-Bremse AG 887 89
Lanxess AG 4,269 258
LEG Immobilien SE 816 108
Merck & Co., Inc. 2,113 461
Muenchener Rueckversicherungs-
Gesellschaft AG 3,382 1,061
Newmont Mining Corp. 1,378 126
Puma SE 1,786 189
RWE AG 3,885 163
SAP SE - ADR 8,376 1,037
Scout24 SE(Þ) 1,854 110
Siemens AG 11,360 1,787
Siemens Energy AG(Æ) 11,835 263
Siemens Healthineers AG(Þ) 1,826 116
Symrise AG 925 110
Telefonica Deutschland Holding AG 54,926 157
Uniper SE 9,922 446
United Internet AG 8,556 333
Vitesco Technologies Group AG(Æ) 840 41
Volkswagen AG 737 211
Vonovia SE 4,719 267
Zalando SE(Æ)(Þ) 2,304 181
26,554
Hong Kong - 2.1%
AIA Group, Ltd. 93,690 972
Bank of East Asia, Ltd. (The) 1 —
CK Asset Holdings, Ltd. 103,973 692
CK Infrastructure Holdings, Ltd. 55,500 342
CLP Holdings, Ltd. 49,312 493
Hang Seng Bank, Ltd. 4,100 81
Henderson Land Development Co., Ltd. 82,197 360
HKT Trust & HKT, Ltd. 159,658 218
Hong Kong Exchanges & Clearing, Ltd. 7,100 401
Jardine Matheson Holdings, Ltd. 12,300 727
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 30
New World Development Co., Ltd. 58,395 238
Power Assets Holdings, Ltd. 91,000 560
Sino Land Co., Ltd. 265,689 344
Sun Hung Kai Properties, Ltd. 41,097 500
Swire Pacific, Ltd. Class A 41,840 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swire Properties, Ltd. 56,400 151
Techtronic Industries Co., Ltd. 22,500 370
WH Group, Ltd.(Þ) 469,438 313
Xinyi Glass Holdings, Ltd. 54,000 143
7,188
Ireland - 0.8%
CRH PLC 29,003 1,458
Flutter Entertainment PLC(Æ) 777 118
Kerry Group PLC Class A 912 115
Kingspan Group PLC 3,986 385
Smurfit Kappa Group PLC 9,688 511
2,587
Israel - 0.6%
Bank Leumi Le-Israel BM 67,859 727
Check Point Software Technologies, Ltd.
(Æ) 2,128 258
ICL Group, Ltd. 37,460 339
Israel Discount Bank, Ltd. Class A 46,648 312
Mizrahi Tefahot Bank, Ltd. 5,654 218
Nice, Ltd.(Æ) 1,145 293
2,147
Italy - 1.6%
Assicurazioni Generali SpA 33,801 709
DiaSorin SpA 250 39
Enel SpA 40,436 310
Intesa Sanpaolo SpA 395,078 1,169
Iveco Group NV(Æ) 7,939 84
Mediobanca Banca di Credito
Finanziario SpA 23,764 272
Moncler SpA 4,989 318
Poste Italiane SpA(Þ) 36,770 491
Recordati SpA 5,351 299
Snam Rete Gas SpA 40,361 225
Telecom Italia SpA 650,149 306
Terna Rete Elettrica Nazionale SpA 16,481 129
UniCredit SpA 59,394 937
5,288
Japan - 20.5%
Advantest Corp. 1,700 145
Aeon Co., Ltd. 6,400 146
Aisin Seiki Co., Ltd. 13,000 473
Ajinomoto Co., Inc. 9,900 277
Asahi Glass Co., Ltd. 13,000 596
Asahi Group Holdings, Ltd. 7,200 294
Asahi Kasei Corp. 38,500 379
Astellas Pharma, Inc. 34,400 553
Bandai Namco Holdings, Inc. 2,600 183
Bridgestone Corp. 23,300 1,023
Brother Industries, Ltd. 18,400 340
Canon, Inc. 25,800 609
Capcom Co., Ltd. - GDR 2,000 48
Century Tokyo Leasing Corp. 2,400 119
Chiba Bank, Ltd. (The) 29,600 192
Chubu Electric Power Co., Inc. 35,600 357
Chugai Pharmaceutical Co., Ltd. 4,300 140
CyberAgent, Inc. 13,600 158
Dai-ichi Life Holdings, Inc. 26,500 596

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiichi Sankyo Co., Ltd. 9,100 204
Daikin Industries, Ltd. 1,500 315
Daito Trust Construction Co., Ltd. 4,200 481
Daiwa House Industry Co., Ltd. 15,700 458
Daiwa House REIT Investment Corp.(ö) 25 75
Daiwa Securities Group, Inc. 79,600 480
Denso Corp. 10,400 775
Disco Corp. 500 137
ENEOS Holdings, Inc. 146,500 580
FANUC Corp. 1,500 297
Fuji Electric Co., Ltd. 7,800 420
FUJIFILM Holdings Corp. 12,500 837
Fujitsu, Ltd. 2,900 382
GLP J-REIT(ö) 47 76
Hamamatsu Photonics KK 2,400 123
Harmonic Drive Systems, Inc. 1,200 47
Hirose Electric Co., Ltd. 900 134
Hitachi Metals, Ltd.(Æ) 5,300 95
Hitachi, Ltd. 22,200 1,157
Honda Motor Co., Ltd. 29,300 860
Hoya Corp. 2,900 376
Ibiden Co., Ltd. 6,000 335
Idemitsu Kosan Co., Ltd. 18,400 469
Iida Group Holdings Co., Ltd. 11,000 229
Inpex Corp. 68,900 692
Isuzu Motors, Ltd. 43,500 533
ITOCHU Corp. 44,200 1,420
Japan Exchange Group, Inc. 100 2
Japan Post Bank Co., Ltd. Class A 7,800 77
Japan Post Holdings Co., Ltd. 35,600 303
Japan Post Insurance Co., Ltd. Class A 5,300 93
Japan Real Estate Investment Corp.(ö) 34 187
Japan Retail Fund Investment Corp.(ö) 70 59
Japan Tobacco, Inc. 38,200 766
JFE Holdings, Inc. 29,300 376
JSR Corp. 6,200 207
Kajima Corp. 27,800 336
Kakaku.com, Inc. 3,600 74
Kansai Electric Power Co., Inc. (The) 43,700 413
Kao Corp. 900 45
KDDI Corp. 35,200 1,118
Keyence Corp. 900 463
Kikkoman Corp. 2,300 174
Kirin Holdings Co., Ltd. 8,900 143
Kobayashi Pharmaceutical Co., Ltd. 100 8
Komatsu, Ltd. 13,200 325
Konami Holdings Corp. 2,600 140
Kubota Corp. 7,400 159
Kyocera Corp. 5,100 315
Kyowa Kirin Co., Ltd. 4,100 103
Lasertec Corp. 1,200 269
Lawson, Inc. 2,000 88
Lion Corp. 100 1
LIXIL Group Corp. 13,300 305
M3, Inc. 5,300 203
Makita Corp. 2,900 109
Marubeni Corp. 109,800 1,137
Mazda Motor Corp. 25,200 195
Medipal Holdings Corp. 13,400 241
MEIJI Holdings Co., Ltd. 1,800 112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Chemical Holdings Corp. 93,200 732
Mitsubishi Corp. 38,100 1,293
Mitsubishi Electric Corp. 62,300 781
Mitsubishi Estate Co., Ltd. 5,000 72
Mitsubishi Gas Chemical Co., Inc. 12,800 245
Mitsubishi Heavy Industries, Ltd. 10,200 276
Mitsubishi UFJ Financial Group, Inc. 147,600 892
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 33,500 173
Mitsui & Co., Ltd. 61,100 1,529
Mitsui Chemicals, Inc. 14,900 398
Mitsui Fudosan Co., Ltd. 13,700 293
Mizuho Financial Group, Inc. 34,400 464
MonotaRO Co., Ltd. 4,400 72
MS&AD Insurance Group Holdings, Inc. 10,500 360
Murata Manufacturing Co., Ltd. 4,600 345
Nabtesco Corp. 3,000 94
NEC Corp. 8,800 343
NGK Insulators, Ltd. 10,500 178
NH Foods, Ltd. 4,200 161
Nidec Corp. 2,100 186
Nihon M&A Center, Inc. 4,200 66
Nintendo Co., Ltd. 1,500 736
Nippon Express Holdings, Inc. 4,000 235
Nippon Shinyaku Co., Ltd. 1,200 79
Nippon Steel Corp. 23,300 378
Nippon Telegraph & Telephone Corp. 29,618 844
Nippon Yusen 13,600 1,064
Nissan Chemical Industries, Ltd. 100 5
Nissan Motor Co., Ltd.(Æ) 65,600 349
Nissin Foods Holdings Co., Ltd. 900 64
Nitori Holdings Co., Ltd. 800 115
Nitto Denko Corp. 3,600 280
Nomura Holdings, Inc. 79,900 352
Nomura Real Estate Holdings, Inc. 11,400 268
Nomura Real Estate Master Fund, Inc.(ö) 121 168
Nomura Research Institute, Ltd. 10,400 366
NTT Data Corp. 4,200 81
Obayashi Corp. 51,600 418
Obic Co., Ltd. 600 99
Oji Holdings Corp. 73,900 391
Omron Corp. 2,700 197
Ono Pharmaceutical Co., Ltd. 8,600 208
ORIX Corp. 31,800 656
Orix JREIT, Inc.(ö) 42 60
Osaka Gas Co., Ltd. 14,700 250
Otsuka Corp. 1,100 45
Otsuka Holdings Co., Ltd. 11,700 401
Pan Pacific International Holdings Corp. 7,100 96
Panasonic Corp. 58,800 646
Persol Holdings Co., Ltd. 4,900 126
Rakuten, Inc. 25,600 222
Recruit Holdings Co., Ltd. 9,500 468
Resona Holdings, Inc. 53,900 231
Ricoh Co., Ltd. 25,800 218
Rinnai Corp. 1,300 117
Ryohin Keikaku Co., Ltd. 6,300 90
SBI Holdings, Inc. 4,200 108
SCSK Corp. 3,300 56
Secom Co., Ltd. 800 57

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seiko Epson Corp. 14,600 227
Sekisui Chemical Co., Ltd. 25,200 441
Sekisui House, Ltd. 27,900 566
Seven & i Holdings Co., Ltd. 13,000 635
SG Holdings Co., Ltd. 5,600 119
Shimadzu Corp. 2,700 98
Shimano, Inc. 800 180
Shimizu Corp. 46,600 311
Shin-Etsu Chemical Co., Ltd. 1,700 285
Shionogi & Co., Ltd. 2,400 135
SMC Corp. 500 280
SoftBank Group Corp. 43,500 960
Sompo Japan Nipponkoa Holdings, Inc. 8,400 393
Sony Corp. 14,200 1,585
Start Today Co., Ltd. 4,000 107
Subaru Corp. 1,692 31
Sumco Corp. 6,900 127
Sumitomo Chemical Co., Ltd. 73,100 368
Sumitomo Corp. 56,500 876
Sumitomo Dainippon Pharma Co., Ltd. 15,000 164
Sumitomo Electric Industries, Ltd. 42,400 563
Sumitomo Metal Mining Co., Ltd. 17,200 791
Sumitomo Mitsui Banking Corp. 19,100 686
Sumitomo Mitsui Trust Holdings, Inc. 7,900 274
Sumitomo Realty & Development Co.,
Ltd. 6,400 198
Suzuki Motor Corp. 4,900 209
Sysmex Corp. 1,800 171
T&D Holdings, Inc. 16,300 241
Taisei Corp. 8,521 279
Takeda Pharmaceutical Co., Ltd. 13,666 396
Tecmo Koei Holdings Co., Ltd. 2,210 80
Terumo Corp. 3,200 117
THK Co., Ltd. 5,300 132
TIS, Inc. 3,900 103
Tobu Railway Co., Ltd. 4,100 96
Tohoku Electric Power Co., Inc. 35,300 249
Tokio Marine Holdings, Inc. 5,400 323
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 91,000 243
Tokyo Electron, Ltd. 2,900 1,410
Tokyo Gas Co., Ltd. 10,700 216
Toppan Printing Co., Ltd. 21,600 412
Toray Industries, Inc. 84,300 536
Toshiba Corp. 8,300 344
Tosoh Corp. 21,100 330
TOTO, Ltd. 1,700 74
Toyo Suisan Kaisha, Ltd. 4,000 164
Toyota Industries Corp. 7,400 578
Toyota Motor Corp. 201,000 3,976
Toyota Tsusho Corp. 17,800 723
Unicharm Corp. 2,700 104
United Urban Investment Corp.(ö) 46 54
USS Co., Ltd. 3,700 61
Wannyan Mura Co., Ltd. 2,600 77
Yakult Honsha Co., Ltd. 100 5
Yamada Denki Co., Ltd. 58,400 197
Yamaha Motor Co., Ltd. 18,500 442
Yamato Holdings Co., Ltd. 4,100 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yaskawa Electric Corp. 2,900 122
69,609
Luxembourg - 0.6%
ArcelorMittal SA(Æ) 40,340 1,204
Eurofins Scientific SE 4,376 439
Tenaris SA 22,730 276
1,919
Netherlands - 3.6%
Adyen NV(Æ)(Þ) 85 173
Aegon NV 106,549 603
Akzo Nobel NV 1,885 195
ASM International NV 1,290 448
ASML Holding NV 5,993 4,100
Exor NV 6,272 526
Ferrari NV 1 —
Heineken NV 876 94
ING Groep NV 91,809 1,356
Koninklijke Ahold Delhaize NV 35,329 1,145
Koninklijke DSM NV 598 113
Koninklijke KPN NV 37,451 123
Koninklijke Philips NV 5,500 182
Koninklijke Vopak NV 2,884 99
NN Group NV 15,325 859
Randstad NV 9,397 613
Stellantis NV 47,565 919
Universal Music Group NV 9,215 229
Wolters Kluwer NV 3,553 362
12,139
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp., Ltd. 8,984 165
Mercury NZ, Ltd. 39,416 144
Spark New Zealand, Ltd. 60,154 172
481
Norway - 0.5%
DNB Bank ASA 14,051 334
Mowi ASA 12,436 305
Norsk Hydro ASA 75,116 578
Orkla ASA 42,644 407
Schibsted ASA Class A 2,097 62
Telenor ASA 9,550 158
1,844
Portugal - 0.1%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Jeronimo Martins SGPS SA 9,843 237
240
Russia - 0.1%
Evraz PLC 32,771 224
Singapore - 0.7%
Capitaland Investment, Ltd.(Æ) 43,500 111
CapitaLand Mall Trust Class A(ö) 6,728 10
DBS Group Holdings, Ltd. 9,897 259
Oversea-Chinese Banking Corp., Ltd. 63,479 589
Singapore Technologies Engineering,
Ltd. 37,000 102

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Telecommunications, Ltd. 239,100 431
United Overseas Bank, Ltd. 22,100 491
UOL Group, Ltd. 38,800 210
2,203
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 16,631 420
Banco Bilbao Vizcaya Argentaria SA
- ADR 125,911 801
Banco Santander SA - ADR 337,162 1,182
CaixaBank SA 116,906 376
Enagas SA 12,230 265
Endesa SA - ADR 15,036 338
Gamesa Corp. Technologica SA(Æ) 3,500 76
Iberdrola SA 47,667 551
Industria de Diseno Textil SA 2,879 87
Naturgy Energy Group SA 14,150 450
Red Electrica Corp. SA 22,642 457
Repsol SA - ADR 94,181 1,193
Telefonica SA - ADR 129,324 604
6,800
Sweden - 3.3%
AB Electrolux(Æ) 15,056 312
Assa Abloy AB Class B 6,443 177
Atlas Copco AB(Æ) 15,878 890
Boliden AB 21,941 886
Epiroc AB Class A 8,805 187
Epiroc AB Class B 2,949 53
Essity Aktiebolag Class B 6,073 171
Evolution Gaming Group AB(Þ) 3,266 406
Hennes & Mauritz AB Class B 6,242 124
Hexagon AB(Æ) 22,897 309
Husqvarna AB Class B 27,653 386
Industrivarden AB Class A 778 25
Industrivarden AB Class C 3,554 110
Investment AB Latour Class B 2,070 64
Investor AB Class B 30,894 672
Kinnevik AB Class B(Æ) 9,609 288
L E Lundbergforetagen AB Class B 1,904 98
Lundin Petroleum AB 6,870 278
Nibe Industrier AB Class B 32,854 311
Sandvik AB 25,922 682
Securitas AB Class B 16,109 195
Sinch AB(Æ)(Þ) 14,370 147
Skandinaviska Enskilda Banken AB
Class A 60,192 776
Skanska AB Class B 21,742 532
SKF AB Class B 10,081 222
Svenska Handelsbanken AB Class A 50,625 538
Swedbank AB Class A 26,212 513
Swedish Match AB 78,191 602
Tele2 AB Class B 9,880 143
Telefonaktiebolaget LM Ericsson Class B 12,082 150
Volvo AB Class A - GDR 4,665 106
Volvo AB Class B 29,531 666
11,019
Switzerland - 7.9%
ABB, Ltd. 22,330 772
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adecco Group AG 9,872 470
Baloise Holding AG 2,416 423
Barry Callebaut AG 52 119
Chocoladefabriken Lindt & Spruengli
AG 25 498
Cie Financiere Richemont SA Class A 5,092 738
Credit Suisse Group AG Class A 46,792 444
EMS-Chemie Holding AG 37 37
Geberit AG 715 486
Givaudan SA 47 195
Julius Baer Group, Ltd. 2,897 189
Kuehne & Nagel International AG 2,939 833
LafargeHolcim, Ltd.(Æ) 20,301 1,097
Logitech International SA 4,020 338
Lonza Group AG 423 291
Nestle SA 38,108 4,909
Novartis AG 32,512 2,827
Partners Group Holding AG 555 772
Roche Holding AG 9,436 3,649
Schindler Holding AG 1,142 286
SGS SA 86 245
Sika AG 1,847 646
Sonova Holding AG 925 329
STMicroelectronics NV 7,391 347
Straumann Holding AG 180 298
Swatch Group AG (The) 2,972 167
Swatch Group AG (The) Class B 1,421 414
Swiss Life Holding AG 1,457 936
Swiss Prime Site AG Class A 1,903 188
Swiss Re AG 3,491 379
Swisscom AG 943 538
UBS Group AG 97,405 1,806
Zurich Insurance Group AG 2,510 1,199
26,865
United Kingdom - 11.5%
3i Group PLC 44,826 835
Admiral Group PLC 5,335 227
Anglo American PLC 21,481 942
Ashtead Group PLC 9,354 668
AstraZeneca PLC 15,784 1,832
Auto Trader Group PLC(Þ) 12,919 117
Aviva PLC 183,691 1,083
BAE Systems PLC 47,751 373
Barclays PLC 475,175 1,277
Barratt Developments PLC 76,176 631
Berkeley Group Holdings PLC(Æ) 6,298 358
BP PLC 282,537 1,457
British American Tobacco PLC 40,745 1,734
BT Group PLC 448,094 1,186
Bunzl PLC 7,962 298
Burberry Group PLC 2,193 55
CK Hutchison Holdings, Ltd. Class B 84,258 597
CNH Industrial NV 39,695 601
Croda International PLC(Æ) 1,409 152
DCC PLC 5,558 467
Diageo PLC 14,291 720
Direct Line Insurance Group PLC 57,119 236
Experian PLC 10,249 428
Ferguson PLC 5,712 899

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GlaxoSmithKline PLC - ADR 42,340 937
GVC Holdings PLC(Æ) 20,206 437
Halma PLC 10,175 345
HSBC Holdings PLC 282,248 2,023
Imperial Tobacco Group PLC 30,270 715
Intertek Group PLC 1,209 87
J Sainsbury PLC 139,393 547
JD Sports Fashion PLC(Æ) 39,145 100
Johnson Matthey PLC 13,520 356
Kingfisher PLC 166,301 747
Legal & General Group PLC 172,732 674
Lloyds Banking Group PLC 1,894,247 1,319
M&G PLC 149,965 440
National Grid PLC 39,287 574
Natwest Group PLC 174,781 576
Next PLC 2,953 301
Persimmon PLC Class A 13,350 434
Phoenix Group Holdings PLC 11,848 106
Prudential PLC 42,152 709
Reckitt Benckiser Group PLC 4,886 396
RELX PLC 12,123 372
Rentokil Initial PLC 16,954 119
Sage Group PLC (The) 9,845 96
Schroders PLC 2,156 99
Scottish & Southern Energy PLC 11,107 237
Segro PLC(ö) 35,191 617
Severn Trent PLC Class H 6,843 265
Shell PLC 87,314 2,216
Smith & Nephew PLC 9,035 153
Smiths Group PLC 4,207 89
Spirax-Sarco Engineering PLC 1,084 194
St. James's Place PLC 18,375 379
Standard Chartered PLC 46,525 341
Taylor Wimpey PLC 234,777 481
Tesco PLC 181,642 727
Unilever PLC 27,784 1,413
United Utilities Group PLC 9,550 137
Vodafone Group PLC 417,838 735
Wausau Paper Corp. 79,995 1,249
38,915
United States - 0.2%
Bausch Health Cos., Inc.(Æ) 20,131 495
Block, Inc.(Æ) 335 38
Jackson Financial, Inc. Class A 1,115 43
James Hardie Industries PLC 6,277 211
787
Total Common Stocks
(cost $235,068) 315,132
Preferred Stocks - 1.0%
Germany - 1.0%
Bayerische Motoren Werke AG
3.084% (Ÿ) 969 83
Henkel AG & Co. KGaA
2.872% (Ÿ) 5,068 413
Porsche Automobil Holding SE
2.765% (Ÿ) 12,428 1,153
Sartorius AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.183% (Ÿ) 932 499
Volkswagen AG
3.154% (Ÿ) 6,201 1,278
3,426
Total Preferred Stocks
(cost $2,400) 3,426
Warrants and Rights - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
2022  Rights 16,631 8
Total Warrants and Rights
(cost $9) 8
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 10,327,635 (∞) 10,325
Total Short-Term Investments
(cost $10,325) 10,325
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 2,291,550 (∞) 2,292
Total Other Securities
(cost $2,292) 2,292
Total Investments - 97.8%
(identified cost $250,094) 331,183
Other Assets and Liabilities, Net
- 2.2%
7,494
Net Assets - 100.0%
338,677

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
Adyen NV 12/20/19 EUR 85 1,400 .25 119
173
Amundi SA 01/10/17 EUR 2,267 54 .41 123
177
Auto Trader Group PLC 12/11/20 GBP 12,919 7 .37 95
117
Covestro AG 07/20/16 EUR 11,594 57 .31 664
689
Evolution Gaming Group AB 11/24/20 SEK 3,266 105 .46 344
406
Hydro One, Ltd. 06/19/20 CAD 6,600 18 .71 123
171
La Francaise des Jeux SAEM 06/14/21 EUR 1,182 60 .08 71
49
Poste Italiane SpA 07/20/16 EUR 36,770 9 .39 345
491
Scout24 SE 12/11/20 EUR 1,854 81 .26 151
110
Siemens Healthineers AG 04/14/20 EUR 1,826 41 .17 75
116
Sinch AB 06/14/21 SEK 14,370 18 .93 272
147
WH Group, Ltd. 04/30/19 HKD 469,438 0 .92 431
313
Zalando SE 12/20/19 EUR 2,304 47 .22 109 181
3,140
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 152 EUR 6,297 03/22
(39)
FTSE 100 Index Futures 37 GBP 2,737 03/22
98
Hang Seng Index Futures 10 HKD 11,931 02/22
(25)
MSCI Emerging Markets Index Futures 60 USD 3,674 03/22
34
MSCI Singapore Index Futures 21 SGD 698 02/22
(2)
S&P/TSX 60 Index Futures 9 CAD 2,298 03/22
25
SPI 200 Index Futures 23 AUD 3,949 03/22
(168)
TOPIX Index Futures 13 JPY 246,806 03/22 (95)
Short Positions
S&P 500 E-Mini Index Futures 30 USD 6,756 03/22 233
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 61
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 1,440 USD 1,038
03/16/22
20
Bank of America CHF 960 USD 1,041
03/16/22
4
Bank of America EUR 1,500 USD 1,703
03/16/22
16
Bank of America GBP 760 USD 1,036
03/16/22
14
Bank of America JPY 119,880 USD 1,040
03/16/22
(2)
Bank of America JPY 194,000 USD 1,696
03/16/22
10
Citigroup USD 309 AUD 432
03/16/22
(4)
Citigroup USD 1,234 CAD 1,556
03/16/22
(10)
Citigroup USD 124 EUR 109
03/16/22
(1)
Citigroup USD 1,251 GBP 948
03/16/22
23
Citigroup USD 45 HKD 348
03/16/22
—
Citigroup USD 1,141 JPY 129,845
03/16/22
(13)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 457
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 967 NZD 1,425
03/16/22
(29)
Citigroup CHF 690 USD 750
03/16/22
4
Citigroup NOK 830 USD 93
03/16/22
—
Citigroup SEK 12,894 USD 1,427
03/16/22
44
JPMorgan Chase USD 309 AUD 432
03/16/22
(4)
JPMorgan Chase USD 1,234 CAD 1,556
03/16/22
(10)
JPMorgan Chase USD 124 EUR 109
03/16/22
(1)
JPMorgan Chase USD 1,252 GBP 948
03/16/22
22
JPMorgan Chase USD 45 HKD 348
03/16/22
—
JPMorgan Chase USD 1,141 JPY 129,845
03/16/22
(12)
JPMorgan Chase USD 967 NZD 1,425
03/16/22
(30)
JPMorgan Chase CHF 690 USD 750
03/16/22
4
JPMorgan Chase NOK 830 USD 93
03/16/22
—
JPMorgan Chase SEK 12,894 USD 1,425
03/16/22
42
Royal Bank of Canada USD 309 AUD 432
03/16/22
(3)
Royal Bank of Canada USD 1,233 CAD 1,556
03/16/22
(9)
Royal Bank of Canada USD 124 EUR 109
03/16/22
(1)
Royal Bank of Canada USD 1,253 GBP 948
03/16/22
22
Royal Bank of Canada USD 45 HKD 348
03/16/22
—
Royal Bank of Canada USD 1,142 JPY 129,845
03/16/22
(13)
Royal Bank of Canada USD 966 NZD 1,425
03/16/22
(29)
Royal Bank of Canada CHF 690 USD 750
03/16/22
5
Royal Bank of Canada NOK 830 USD 93
03/16/22
—
Royal Bank of Canada SEK 12,894 USD 1,426
03/16/22
42
Standard Chartered USD 309 AUD 432
03/16/22
(4)
Standard Chartered USD 1,229 CAD 1,556
03/16/22
(5)
Standard Chartered USD 124 EUR 109
03/16/22
(1)
Standard Chartered USD 1,254 GBP 948
03/16/22
21
Standard Chartered USD 45 HKD 348
03/16/22
—
Standard Chartered USD 1,141 JPY 129,845
03/16/22
(12)
Standard Chartered USD 969 NZD 1,425
03/16/22
(32)
Standard Chartered CHF 690 USD 750
03/16/22
5
Standard Chartered NOK 830 USD 93
03/16/22
—
Standard Chartered SEK 12,894 USD 1,427
03/16/22
43
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 116
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 692 $ 18,952 $ —
$ —
$ 19,644
Austria — 2,235 —
—
2,235
Belgium — 2,576 —
—
2,576
Brazil — 518 —
—
518
Canada 31,451 — —
—
31,451
Chile — 89 —
—
89
China — 732 —
—
732
Denmark — 6,671 —
—
6,671
Finland — 5,626 —
—
5,626

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
France — 28,781 —
—
28,781
Germany 417 26,137 —
—
26,554
Hong Kong — 7,158 30
—
7,188
Ireland — 2,587 —
—
2,587
Israel 258 1,889 —
—
2,147
Italy 84 5,204 —
—
5,288
Japan 235 69,374 —
—
69,609
Luxembourg — 1,919 —
—
1,919
Netherlands — 12,139 —
—
12,139
New Zealand — 481 —
—
481
Norway — 1,844 —
—
1,844
Portugal — 237 3
—
240
Russia — 224 —
—
224
Singapore — 2,203 —
—
2,203
Spain — 6,800 —
—
6,800
Sweden — 11,019 —
—
11,019
Switzerland — 26,865 —
—
26,865
United Kingdom 2,216 36,699 —
—
38,915
United States 576 211 —
—
787
Preferred Stocks — 3,426 — — 3,426
Warrants and Rights 8 — — — 8
Short-Term Investments — — — 10,325 10,325
Other Securities — — — 2,292 2,292
Total Investments 35,937 282,596 33 12,617 331,183
Other Financial Instruments
Assets
Futures Contracts 390 — — — 390
Foreign Currency Exchange Contracts — 341 — — 341
Liabilities
Futures Contracts (329) — — — (329)
Foreign Currency Exchange Contracts — (225) — — (225)
Total Other Financial Instruments
*
$ 61 $ 116 $ — $ — $ 177
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 459
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
42,600
Consumer Staples ...................................................................
16,822
Energy ....................................................................................
13,881
Financial Services ...................................................................
83,109
Health Care .............................................................................
24,944
Materials and Processing ........................................................
43,956
Producer Durables ..................................................................
45,348
Technology ..............................................................................
21,649
Utilities ...................................................................................
22,823
Preferred Stocks
Consumer Discretionary ..........................................................
2,514
Consumer Staples ...................................................................
413
Technology ..............................................................................
499
Warrants and Rights ....................................................................
8
Short-Term Investments ................................................................
10,325
Other Securities ...........................................................................
2,292
Total Investments .................................................................... 331,183

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 92.6%
Corporate Bonds and Notes - 18.6%
3M Co.
3.000% due 08/07/25 133 138
Amazon.com, Inc.
0.800% due 06/03/25 145 141
American Tower Corp.
5.000% due 02/15/24 130 138
Apple, Inc.
1.700% due 08/05/31 152 143
Bank of America Corp.
4.200% due 08/26/24 131 138
Bank of New York Mellon Corp. (The)
Series J
0.850% due 10/25/24 143 140
BB&T Corp.
Series dMTN
2.850% due 10/26/24 135 139
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 179
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 137
Capital One Financial Corp.
3.650% due 05/11/27 136 143
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
6.834% due 10/23/55 99 132
Chevron Corp.
1.554% due 05/11/25 140 139
Citigroup, Inc.
6.625% due 06/15/32 109 140
Coca-Cola Co. (The)
1.125% due 03/09/27 119 139
DH Europe Finance II SARL
0.450% due 03/18/28 111 122
DR Horton, Inc.
2.500% due 10/15/24 137 139
Exelon Generation Co. LLC
5.600% due 06/15/42 124 142
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 139 145
Fidelity National Information Services,
Inc.
0.600% due 03/01/24 144 140
Fiserv, Inc.
2.750% due 07/01/24 138 141
General Motors Financial Co., Inc.
3.700% due 05/09/23 89 91
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 149 164
Huntington Bancshares, Inc.
2.625% due 08/06/24 137 139
Inter-American Development Bank
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 09/18/28 550 596
International Business Machines Corp.
3.625% due 02/12/24 132 137
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 141 138
KLA-Tencor Corp.
4.650% due 11/01/24 130 139
McDonald's Corp.
4.700% due 12/09/35 156 183
Microsoft Corp.
3.500% due 02/12/35 126 137
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 144 140
Oracle Corp.
3.950% due 03/25/51 136 128
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 140 141
PNC Financial Services Group, Inc.
(The)
2.200% due 11/01/24 138 140
Republic Services, Inc.
2.500% due 08/15/24 136 138
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 158 163
Sherwin-Williams Co. (The)
3.125% due 06/01/24 135 139
State Street Corp.
3.300% due 12/16/24 133 139
Synchrony Financial
3.700% due 08/04/26 157 163
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 144
Time Warner Cable LLC
7.300% due 07/01/38 117 155
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 144
Truist Financial Corp.
Series BNKT
3.200% due 04/01/24 135 140
US Bancorp
1.450% due 05/12/25 141 139
Visa, Inc.
3.150% due 12/14/25 133 139
Walt Disney Co. (The)
1.750% due 08/30/24 139 139
6,830
International Debt - 14.8%
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 106
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 256 210

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Corp.
7.000% due 07/31/28 GBP 50 86
Bank of Nova Scotia (The)
1.300% due 06/11/25 143 140
Barclays PLC
5.250% due 08/17/45 106 129
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 210
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 204 210
Bell Canada
Series US-3
0.750% due 03/17/24 144 141
Berkshire Hathaway Finance Corp.
2.375% due 06/19/39 GBP 114 150
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 209
Brookfield Finance, Inc.
4.350% due 04/15/30 174 190
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 142 146
Comcast Corp.
0.250% due 05/20/27 EUR 103 113
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 175 180
Danaher Corp.
2.500% due 03/30/30 EUR 164 206
Danske Bank A/S
1.226% due 06/22/24 (Þ) 147 145
Deutsche Bank AG
2.222% due 09/18/24 (SOFR +
2.159%)(Ê) 144 145
Digital Euro Finco LLC
2.625% due 04/15/24 EUR 116 137
Exxon Mobil Corp.
1.408% due 06/26/39 EUR 171 179
GlaxoSmithKline Capital PLC
3.000% due 06/01/24 135 140
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 123
Illinois Tool Works, Inc.
1.000% due 06/05/31 EUR 100 113
International Bank for Reconstruction &
Development
3.000% due 10/19/26 AUD 50 37
Marubeni Corp.
1.319% due 09/18/25 206 199
Mitsubishi UFJ Financial Group, Inc.
3.407% due 03/07/24 134 139
PepsiCo, Inc.
0.875% due 10/16/39 EUR 128 136
Philip Morris International, Inc.
2.750% due 03/19/25 EUR 111 134
Southern Copper Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 07/27/35 137 189
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 137
SURA Asset Management SA
Series REGS
4.875% due 04/17/24 157 164
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 194
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 153
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 146 149
Walmart, Inc.
4.875% due 09/21/29 EUR 73 108
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 123
Series MPLE
2.493% due 02/18/27 CAD 190 147
5,417
Non-US Bonds - 42.3%
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 198
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 191
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 121
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 120 94
Series 162
1.750% due 06/21/51 AUD 40 24
Bank of Montreal
2.370% due 02/03/25 CAD 179 141
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 143
BP Capital Markets PLC
1.953% due 03/03/25 EUR 119 140
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 189
Bundesrepublik Deutschland
0.000% due 08/15/50 EUR 40 42
Buoni del Tesoro Poliennali Bonds
1.500% due 06/01/25 EUR 150 176
Caisse d'Amortissement de la Dette
Sociale
0.125% due 12/15/25 GBP 100 128
Canadian National Railway Co.
3.950% due 09/22/45 CAD 157 130
Commerzbank AG
0.625% due 08/28/24 EUR 123 140
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%)(Ê) EUR 100 114

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 07/17/30 EUR 100 112
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 114
Denmark Government International
Bond
1.750% due 11/15/25 DKK 831 135
Deutsche Bank AG
2.625% due 02/12/26 EUR 100 120
Deutsche Post AG
0.375% due 05/20/26 EUR 119 134
Deutsche Telekom International Finance
BV
0.625% due 12/13/24 EUR 123 140
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 102 90
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 183
Enel Finance International NV
1.000% due 09/16/24 EUR 123 141
Engie Alliance GIE
5.750% due 06/24/23 EUR 141 171
Engie SA
0.875% due 09/19/25 EUR 100 114
European Union
Series NGEU
0.000% due 07/06/26 EUR 205 231
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 192
France Government International Bond
4.000% due 04/25/60 EUR 90 195
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 166 191
Gatwick Funding, Ltd.
2.500% due 04/15/30 GBP 100 129
HSBC Holdings PLC
1.500% due 12/04/24 (3 Month
EURIBOR + 1.360%)(Ê) EUR 121 139
7.000% due 04/07/38 GBP 50 95
IGM Financial, Inc.
4.174% due 07/13/48 CAD 163 136
Innogy Finance BV
3.000% due 01/17/24 EUR 147 175
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 158
Intesa Sanpaolo SpA
1.375% due 01/18/24 EUR 123 141
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 275 284
Japan 5 Year Government International
Bond
Series 150
0.005% due 12/20/26 JPY 12,000 104
Japan 10 Year Government International
Bond
Series 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.100% due 12/20/27 JPY 102,800 899
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 76,000 666
Japan 30 Year Government International
Bond
Series 33
2.000% due 09/20/40 JPY 24,000 263
Series 37
1.900% due 09/20/42 JPY 47,000 513
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 423
Jyske Bank A/S
0.625% due 06/20/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.950%)(Ê) EUR 102 115
KfW
0.500% due 09/15/27 EUR 300 345
0.625% due 01/07/28 EUR 115 133
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%)(Ê) GBP 109 145
Merck Financial Services GmbH
0.125% due 07/16/25 EUR 100 112
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 95
National Australia Bank, Ltd.
Series GMTN
0.625% due 09/18/24 EUR 122 139
National Bank of Canada
2.580% due 02/03/25 CAD 178 141
Natwest Group PLC
1.000% due 05/28/24 EUR 121 139
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 403
Nestle Holdings, Inc.
0.257% due 06/14/26 EUR 123 137
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 85 157
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 43
Norway Government International Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 11
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 200 45
Prosus NV
Series REGS
2.031% due 08/03/32 EUR 100 106
Royal Bank of Canada

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.125% due 07/23/24 EUR 124 139
Santander Issuances SA
2.500% due 03/18/25 EUR 100 118
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 108 123
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 110 148
SAP SE
1.750% due 02/22/27 EUR 117 141
Schneider Electric SE
0.875% due 03/11/25 EUR 100 115
Sky, Ltd.
2.500% due 09/15/26 EUR 112 138
Societe Generale SA
Series emtn
2.125% due 09/27/28 EUR 100 119
Spain Government International Bond
1.250% due 10/31/30 (Þ) EUR 920 1,091
1.200% due 10/31/40 (Þ) EUR 60 66
Series REGS
0.800% due 07/30/27 (Þ) EUR 200 232
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 103
Sumitomo Mitsui Financial Group, Inc.
0.465% due 05/30/24 EUR 123 139
Svenska Handelsbanken AB
1.000% due 04/15/25 EUR 120 138
Swedbank AB
0.250% due 10/09/24 EUR 124 139
Sweden Government International Bond
Series 1063
0.500% due 11/24/45 SEK 995 100
Switzerland Government International
Bond
0.000% due 07/24/39 CHF 120 126
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 124
Toronto-Dominion Bank (The)
1.888% due 03/08/28 CAD 194 146
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 131
UniCredit SpA
0.500% due 04/09/25 EUR 122 137
United Kingdom Gilt
1.625% due 10/22/54 GBP 244 344
1.750% due 07/22/57 GBP 39 58
Virgin Money UK PLC
Series GMTN
0.375% due 05/27/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.850%)(Ê) EUR 124 140
Volkswagen Group of America Finance
LLC
1.125% due 10/02/23 EUR 100 114
1.375% due 10/16/23 EUR 122 140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 06/27/24 GBP 100 135
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 220 159
Wuestenrot & Wuerttembergische AG
2.125% due 09/10/41 (3 Month
EURIBOR + 3.250%)(Ê) EUR 100 106
15,534
United States Government Treasuries - 16.9%
United States Treasury Notes
1.625% due 10/31/26 1,100 1,102
5.250% due 02/15/29 994 1,226
0.625% due 05/15/30 750 685
0.625% due 08/15/30 600 546
1.125% due 02/15/31 400 379
1.625% due 05/15/31 555 548
1.250% due 08/15/31 800 763
2.250% due 08/15/46 380 385
2.250% due 08/15/49 280 287
1.250% due 05/15/50 340 277
6,198
Total Long-Term Investments
(cost
$35,222
) 33,979
Short-Term Investments - 3.5%
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 110 155
U.S. Cash Management Fund(@) 1,141,331(∞) 1,141
Total Short-Term Investments
(cost $1,290) 1,296
Total Investments - 96.1%
(identified cost $36,512) 35,275
Other Assets and Liabilities,
Net - 3.9%
1,434
Net Assets - 100.0%
36,709

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.3%
Bayer US Finance II LLC 11/13/19 204,000 102.11 208
210
Bayer US Finance LLC 11/14/19 204,000 101.52 207
210
Danske Bank A/S 02/16/21 147,000 101.11 149
145
Italy Buoni Poliennali Del Tesoro 04/16/21 EUR 275,000 119.04 327
284
Nestle Holdings, Inc. 01/13/22 144,000 98.23 141
140
Norway Government International Bond 10/29/21 NOK 98,000 11.93 12
11
Spain Government International Bond 11/12/20 EUR 920,000 129.59 1,192
1,092
Spain Government International Bond 12/10/20 EUR 200,000 128.65 257
232
Spain Government International Bond 06/01/21 EUR 60,000 122.99 74
66
Standard Chartered PLC 02/16/21 131,000 110.37 145
137
Volkswagen Group of America Finance LLC 03/03/21 146,000 103.18 151 149
2,676
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bobl Futures 1 EUR 132 03/22
(2)
Euro-Bund Futures 4 EUR 676 03/22
(18)
Japanese Mini 10 Year Government Bond Futures 7 JPY 105,497 03/22
(8)
Long Gilt Futures 1 GBP 122 03/22
—
United States 5 Year Treasury Note Futures 2 USD 238 03/22
—
United States 10 Year Treasury Note Futures 13 USD 1,665 03/22
(11)
United States Treasury Long Bond Futures 2 USD 311 03/22
—
United States Treasury Ultra Bond Futures 2 USD 378 03/22 (3)
Short Positions
Canadian 5 Year Government Bond Futures 6 CAD 724 03/22 —
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (42)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 9 AUD 13
03/10/22
—
Bank of America USD 26 AUD 35
03/10/22
(1)
Bank of America USD 768 CAD 960
03/16/22
(11)
Bank of America USD 12 CZK 275
03/16/22
—
Bank of America USD 126 EUR 110
03/16/22
(3)
Bank of America USD 426 EUR 381
03/16/22
3
Bank of America USD 115 GBP 86
03/16/22
—
Bank of America USD 295 GBP 215
03/16/22
(6)
Bank of America USD 113 JPY 13,000
03/16/22
—
Bank of America USD 5 NOK 47
03/10/22
—
Bank of America USD 16 NOK 141
03/10/22
—
Bank of America USD 53 PLN 218
03/16/22
—
Bank of America AUD 907 USD 644
03/10/22
3
Bank of America CZK 2,711 USD 120
03/16/22
(5)
Bank of America EUR 379 USD 423
02/01/22
(3)
Bank of America GBP 84 USD 113
02/01/22
—
Bank of America JPY 12,292 USD 107
02/01/22
—

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 465
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America NOK 2,922 USD 321
03/10/22
(7)
Bank of America PLN 415 USD 101
03/16/22
—
Citigroup USD 20 CHF 19
03/10/22
—
Citigroup USD 51 CHF 47
03/10/22
(1)
Citigroup USD 489 GBP 367
03/10/22
5
Citigroup AUD 219 USD 156
03/16/22
2
Citigroup CAD 935 USD 741
03/16/22
6
Citigroup CHF 915 USD 999
03/10/22
10
Citigroup CHF 30 USD 33
03/16/22
—
Citigroup DKK 231 USD 35
03/16/22
—
Citigroup EUR 2,420 USD 2,742
03/16/22
22
Citigroup GBP 15 USD 20
03/10/22
—
Citigroup GBP 238 USD 320
03/10/22
(1)
Citigroup GBP 524 USD 691
03/16/22
(12)
Citigroup JPY 86,875 USD 764
03/16/22
8
Citigroup MXN 522 USD 25
03/16/22
(1)
Citigroup NOK 27 USD 3
03/16/22
—
Citigroup NZD 17 USD 11
03/16/22
—
Citigroup SEK 237 USD 26
03/16/22
1
JPMorgan Chase USD 397 JPY 45,150
03/16/22
(4)
JPMorgan Chase USD 393 NOK 3,500
03/16/22
1
JPMorgan Chase AUD 219 USD 156
03/16/22
2
JPMorgan Chase CAD 935 USD 742
03/16/22
6
JPMorgan Chase CHF 30 USD 33
03/16/22
—
JPMorgan Chase DKK 231 USD 35
03/16/22
—
JPMorgan Chase EUR 2,420 USD 2,741
03/16/22
21
JPMorgan Chase GBP 524 USD 692
03/16/22
(12)
JPMorgan Chase JPY 86,875 USD 763
03/16/22
8
JPMorgan Chase MXN 522 USD 25
03/16/22
(1)
JPMorgan Chase NOK 27 USD 3
03/16/22
—
JPMorgan Chase NZD 17 USD 11
03/16/22
—
JPMorgan Chase SEK 237 USD 26
03/16/22
1
JPMorgan Chase SEK 3,500 USD 387
03/16/22
11
Royal Bank of Canada USD 322 CAD 413
03/10/22
3
Royal Bank of Canada USD 397 JPY 45,150
03/16/22
(4)
Royal Bank of Canada USD 392 NOK 3,500
03/16/22
2
Royal Bank of Canada AUD 219 USD 156
03/16/22
2
Royal Bank of Canada CAD 413 USD 323
03/10/22
(2)
Royal Bank of Canada CAD 935 USD 741
03/16/22
5
Royal Bank of Canada CHF 30 USD 33
03/16/22
—
Royal Bank of Canada DKK 231 USD 35
03/16/22
—
Royal Bank of Canada EUR 2,420 USD 2,743
03/16/22
21
Royal Bank of Canada GBP 524 USD 692
03/16/22
(12)
Royal Bank of Canada JPY 86,875 USD 764
03/16/22
9
Royal Bank of Canada MXN 522 USD 24
03/16/22
(1)
Royal Bank of Canada NOK 27 USD 3
03/16/22
—
Royal Bank of Canada NZD 17 USD 11
03/16/22
—
Royal Bank of Canada SEK 237 USD 26
03/16/22
1
Royal Bank of Canada SEK 3,500 USD 387
03/16/22
12
State Street USD 14 AUD 20
03/16/22
—
State Street USD 34 CAD 42
03/16/22
(1)
State Street USD 48 CAD 60
03/16/22
—
State Street USD 172 EUR 151
03/10/22
(2)
State Street USD 12 EUR 11
03/16/22
—
State Street USD 41 EUR 36
03/16/22
—
State Street USD 51 EUR 45
03/16/22
—
State Street USD 79 EUR 70
03/16/22
(1)
State Street USD 20 GBP 15
03/16/22
—
State Street USD 21 GBP 15
03/16/22
—

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 26 GBP 19
03/16/22
—
State Street USD 29 GBP 22
03/16/22
—
State Street USD — JPY —
02/01/22
—
State Street USD 144 JPY 16,550
03/10/22
—
State Street USD 500 JPY 56,422
03/10/22
(10)
State Street USD 22 JPY 2,500
03/16/22
—
State Street USD 5 MXN 112
03/16/22
—
State Street USD 324 NZD 476
03/10/22
(12)
State Street USD 7 PLN 27
03/16/22
—
State Street USD 11 SEK 100
03/10/22
—
State Street USD 605 SEK 5,706
03/10/22
7
State Street AUD 219 USD 157
03/16/22
2
State Street CAD 32 USD 25
03/16/22
—
State Street CAD 935 USD 739
03/16/22
3
State Street CHF 30 USD 33
03/16/22
—
State Street DKK 231 USD 35
03/16/22
—
State Street EUR 133 USD 149
03/10/22
(1)
State Street EUR 291 USD 331
03/10/22
4
State Street EUR 20 USD 23
03/16/22
—
State Street EUR 2,420 USD 2,749
03/16/22
29
State Street GBP 15 USD 20
03/16/22
—
State Street GBP 524 USD 693
03/16/22
(12)
State Street JPY 20,249 USD 176
03/10/22
—
State Street JPY 86,875 USD 764
03/16/22
8
State Street MXN 522 USD 25
03/16/22
(1)
State Street NOK 27 USD 3
03/16/22
—
State Street NZD 4 USD 3
03/10/22
—
State Street NZD 12 USD 8
03/10/22
—
State Street NZD 17 USD 11
03/16/22
—
State Street SEK 2,955 USD 328
03/10/22
11
State Street SEK 237 USD 26
03/16/22
1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 103
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade
Index Goldman Sachs Purchase USD 8,400 (1.000%)
(2)
12/20/26
(185)
29 (156)
Total Open Credit Indices Contracts
(185)
29 (156)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 6,830 $ —
$ —
$ 6,830

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 467
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
International Debt — 5,417 —
—
5,417
Non-US Bonds — 15,53 4 —
—
15,53 4
United States Government Treasuries — 6,198 —
—
6,198
Short-Term Investments — 155 — 1,141 1,296
Total Investments
— 34,13 4 — 1,141 35,27 5
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 23 0 — — 23 0
Liabilities
Futures Contracts (4 2 ) — — — (4 2 )
Foreign Currency Exchange Contracts (3) (12 4 ) — — (12 7 )
Credit Default Swap Contracts — (156) — — (156)
Total Other Financial Instruments
*
$ (45) $ (50) $ — $ — $ (9 5 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2022, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
548
Belgium ..............................................................................................
422
Canada ................................................................................................
2,303
China ..................................................................................................
106
Colombia .............................................................................................
164
Czech Republic ...................................................................................
114
Denmark .............................................................................................
395
France .................................................................................................
1,068
Germany .............................................................................................
2,883
Hong Kong ..........................................................................................
209
Italy ....................................................................................................
1,000
Japan ..................................................................................................
3,343
Luxembourg ........................................................................................
143
Mexico ................................................................................................
94
Netherlands ........................................................................................
403
New Zealand .......................................................................................
43
Norway ................................................................................................
11
Peru ....................................................................................................
189

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
468 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Poland .................................................................................................
45
Spain ...................................................................................................
1,507
Sweden ................................................................................................
377
Switzerland .........................................................................................
443
United Kingdom ..................................................................................
2,841
United States .......................................................................................
16,624
Total Investments ................................................................................ 35,275

Russell Investment Company
Notes to Schedules of Investments — January 31, 2022 (Unaudited)
Notes to Schedules of Investments 469
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Quarterly
Report for details .
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Quarterly Report.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Russell Investment Company
Notes to Schedules of Investments, continued — January 31, 2022 (Unaudited)
470 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — January 31, 2022 (Unaudited)
Notes to Quarterly Report 471
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act” ), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report) refers to the three months ended January 31, 2022.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
472 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-
the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as
Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 473
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Global
Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Unconstrained Total Return,
Strategic Bond, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real
Estate Securities, Multifactor U.S. Equity, Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended January 31, 2022.
The Tax-Managed Real Assets Fund had transfers out of Level 1 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:
The Tax-Managed International Equity Fund had transfers out of Level 3 into Level 1 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were as follows:
The Opportunistic Credit Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:
The Short Duration Bond, Multi-Strategy Income, and Multi-Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not
Tax-Managed Real Assets Fund $ 1,848,306
Tax-Managed International Equity Fund $ 855,809
Opportunistic Credit Fund $ 564,100
Short Duration Bond Fund $ 309,362
Multi-Strategy Income Fund 311,682
Multi-Asset Growth Strategy Fund 451,669

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
474 Notes to Quarterly Report
readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 475
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
476 Notes to Quarterly Report
date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended January 31, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds’ FX contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2022.
As of January 31, 2022, the Funds had cash collateral balances in connection with FX contracts purchased or sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Cash Collateral for Forwards
Strategic Bond Fund $ 460,000
Multi-Asset Growth Strategy Fund 34,159

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 477
a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended January 31, 2022, the following Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2022.
As of January 31, 2022, the Funds had cash collateral balances in connection with options contracts purchased or sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and/or commodity futures contracts. The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk.
The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents
5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended January 31, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Cash Collateral for Options Due to Broker
Multi-Strategy Income Fund $ — $ 6,234,216
Multi-Asset Growth Strategy Fund — 11,868,433

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
478 Notes to Quarterly Report
The Funds’ futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2022.
As of January 31, 2022, the Funds had cash collateral balances in connection with futures contracts purchased or sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, commodity-
linked (Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and/or currency swaps. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on its
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Cash Collateral for Futures Due to Broker
International Developed Markets Fund $ 2,639,233 $ —
Global Equity Fund — 488,397
Emerging Markets Fund 1,350,888 —
Tax-Managed International Equity Fund 13,358,386 —
Opportunistic Credit Fund 7,547,397 67,258
Unconstrained Total Return Fund 159,514 351,813
Strategic Bond Fund 42,681,293 4
Investment Grade Bond Fund — 131,749
Short Duration Bond Fund — 69,495
Global Infrastructure Fund 47,862 —
Global Real Estate Securities Fund 654,469 —
Multi-Strategy Income Fund 2,510,438 41,423
Multi-Asset Growth Strategy Fund 2,712,586 1,471,567
Multifactor International Equity Fund 750,615 —
Multifactor Bond Fund 23,018 27,987

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 479
obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are counterparty agreements, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are counterparty agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are counterparty agreements intended to expose cash to markets or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Currency swaps are counterparty agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”.
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of January 31, 2022, the Funds had cash collateral balances in connection with swap contracts purchased or sold as follows:
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Cash Collateral for Swaps Due to Broker
Opportunistic Credit Fund $ 2,877,208 $ 760,000
Unconstrained Total Return Fund 2,381,681 10,771,446
Strategic Bond Fund 25,430,158 —
Investment Grade Bond Fund 17,263 —
Multi-Strategy Income Fund 756,644 3,859,084
Multi-Asset Growth Strategy Fund 3,772,635 5,781,076
Multifactor Bond Fund — 44

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
480 Notes to Quarterly Report
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2022, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 481
were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended January 31, 2022, the following Funds entered into credit default swaps primarily for the strategies listed below:
The Funds’ credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2022.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended January 31, 2022, the following Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2022.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended January 31, 2022, the following Funds entered into total return swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
482 Notes to Quarterly Report
The Funds’ total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2022.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended January 31, 2022, the following Fund entered into currency swaps primarily for the strategies listed below:
Commodity-Linked Instruments
The Multi-Asset Growth Strategy Fund invests in commodity-linked derivative instruments, such as swap agreements and futures.
At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Multi-Asset Growth Strategy Fund may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Funds Strategies
Unconstrained Total Return Fund Hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Unconstrained Total Return Fund Hedging

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 483
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund and U.S. Small Cap Equity
Fund currently engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State
Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
484 Notes to Quarterly Report
it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile.
However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from
State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’
custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of January 31, 2022, the market value of securities on loan through the reciprocal lending program were as follows:
As of January 31, 2022, the Sustainable Equity Fund held $26,465,649 and the U.S. Small Cap Equity Fund held $62,202,014 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of January 31, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments
Amount
Sustainable Equity Fund
$ 10,502,624
U.S. Small Cap Equity Fund
35,526,830

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 485
in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
486 Notes to Quarterly Report
off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 487
lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedules of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry
“good delivery” standards.
As of January 31, 2022, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
488 Notes to Quarterly Report
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, in subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of
LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a
Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses.
Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/
or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 489
3. Investment in Cayman Multi-Asset Growth Strategy Fund, Ltd.
The Cayman Multi-Asset Growth Strategy Fund, Ltd. (the “Subsidiary”) is a Cayman Island exempted company and a wholly owned subsidiary of the Multi-Asset Growth Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2022, net assets of the Multi-
Asset Growth Strategy Fund were $946,343,834 of which $15,193,063 or approximately 1.61%, represents the Fund’s ownership of the shares of the Subsidiary.
As of January 31, 2022, the fair values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
The Multi-Asset Growth Strategy Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The financial statements of the Multi-Asset Growth Strategy
Fund have been consolidated and include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
5. Federal Income Taxes
As of January 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
U.S. Cash Management Fund $ 10, 507 , 657
Equity Income
Fund
Sustainable
Equity Fund
U.S. Strategic
Equity Fund
Cost of Investments
$ 150,354,677 $ 196,823,548 $ 2,841,550,079
Unrealized Appreciation
$ 113,437,292 $ 74,770,359 $ 1,229,792,936
Unrealized Depreciation
(1,984,663) (3,116,817) (51,469,010)
Net Unrealized Appreciation (Depreciation)
$ 111,452,629 $ 71,653,542 $ 1,178,323,926
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Global Equity
Fund
Cost of Investments
$ 1,222,115,687 $ 1,809,103,677 $ 1,117,412,365
Unrealized Appreciation
$ 204,535,351 $ 210,401,128 $ 240,761,705
Unrealized Depreciation
(66,919,058) (102,969,374) (25,279,684)
Net Unrealized Appreciation (Depreciation)
$ 137,616,293 $ 107,431,754 $ 215,482,021

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
490 Notes to Quarterly Report
Emerging
Markets Fund
Tax-Managed
U.S. Large Cap
Fund
Tax-Managed
U.S. Mid & Small
Cap Fund
Cost of Investments
$ 978,156,882 $ 3,229,173,650 $ 802,516,484
Unrealized Appreciation
$ 309,900,821 $ 3,030,969,909 $ 559,692,228
Unrealized Depreciation
(62,938,046) (14,346,968) (15,634,569)
Net Unrealized Appreciation (Depreciation)
$ 246,962,775 $ 3,016,622,941 $ 544,057,659
Tax-Managed
International
Equity Fund
Tax-Managed
Real Assets
Fund
Opportunistic
Credit Fund
Cost of Investments
$ 2,283,013,190 $ 645,355,269 $ 751,120,441
Unrealized Appreciation
$ 681,982,636 $ 189,418,367 $ 20,091,021
Unrealized Depreciation
(60,512,241) (10,895,961) (68,302,669)
Net Unrealized Appreciation (Depreciation)
$ 621,470,395 $ 178,522,406 $ (48,211,648)
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Investment
Grade Bond
Fund
Cost of Investments
$ 166,091,161 $ 3,827,718,512 $ 741,965,161
Unrealized Appreciation
$ 46,592,819 $ 54,654,859 $ 13,219,103
Unrealized Depreciation
(56,504,511) (128,689,097) (24,292,005)
Net Unrealized Appreciation (Depreciation)
$ (9,911,692) $ (74,034,238) $ (11,072,902)
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Tax-Exempt
Bond Fund
Cost of Investments
$ 386,161,056 $ 1,676,958,823 $ 4,517,412,605
Unrealized Appreciation
$ 1,541,205 $ 67,631,191 $ 29,123,226
Unrealized Depreciation
(5,977,487) (18,620,994) (15,896,900)
Net Unrealized Appreciation (Depreciation)
$ (4,436,282) $ 49,010,197 $ 13,226,326
Global
Infrastructure
Fund
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Cost of Investments
$ 64,608,468 $ 668,586,712 $ 636,714,598
Unrealized Appreciation
$ 21,044,841 $ 132,341,005 $ 26,032,495
Unrealized Depreciation
(921,486) (9,289,906) (8,123,937)
Net Unrealized Appreciation (Depreciation)
$ 20,123,355 $ 123,051,099 $ 17,908,558
Multi-Asset
Growth Strategy
Fund
Multifactor U.S.
Equity Fund
Multifactor
International
Equity Fund
Cost of Investments
$ 1,165,187,446 $ 456,583,479 $ 258,730,360
Unrealized Appreciation
$ 45,507,073 $ 294,588,305 $ 80,613,851
Unrealized Depreciation
(23,835,275) (11,374,665) (7,985,503)
Net Unrealized Appreciation (Depreciation)
$ 21,671,798 $ 283,213,640 $ 72,628,348
Multifactor Bond
Fund
Cost of Investments
$ 36,739,148
Unrealized Appreciation
$ 468,343
Unrealized Depreciation
(1,997,197)
Net Unrealized Appreciation (Depreciation)
$ (1,528,854)

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2022 (Unaudited)
Notes to Quarterly Report 491
6. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedules of
Investments. As of January 31, 2022, there were no unfunded loan commitments.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure except the following:
Beginning in February 2022, the Multi-Asset Growth Strategy Fund no longer invested in commodities indirectly through a wholly-
owned subsidiary.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com